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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7651

ING Variable Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 to June 30, 2009

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2009

Classes ADV, I, S and S2

ING Variable Product Funds

Domestic Equity and Income Portfolios

■ ING Balanced Portfolio*

■ ING Growth and Income Portfolio*

Domestic Equity Growth Portfolios

■ ING Opportunistic LargeCap Growth Portfolio

■ ING Small Company Portfolio*

Domestic Equity Value Portfolio

■ ING Opportunistic LargeCap Portfolio (formerly, ING Opportunistic LargeCap Value Portfolio)

Fixed-Income Portfolios

■ ING Intermediate Bond Portfolio*

■ ING Money Market Portfolio*

Global Equity Portfolio

■ ING BlackRock Science and Technology Opportunities Portfolio (formerly, ING BlackRock Global Science and Technology Portfolio)

*  Prior to May 1, 2009, the Portfolio's name contained the "VP" prefix.

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	16

Notes to Financial Statements	20

Portfolios of Investments	39

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)  The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president's promised $1 trillion stimulus package, a federal funds rate now reduced to 0%-0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product ("GDP") for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program ("TARP"). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president's first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup's claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as "green shoots".

In housing, the Standard & Poor's ("S&P")/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter's decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government's stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points ("bp"). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond-2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month's gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%,

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2009

there were hopes that stimulus packages in China and in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)  The S&P 500® Index is an unmanaged index tha.t measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parenthesis denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Balanced Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$1,022.20	1.13%	$5.67	$1,000.00	$1,019.19	1.13%	$5.66
Class I	1,000.00	1,021.50	0.63	3.16	1,000.00	1,021.67	0.63	3.16
Class S	1,000.00	1,020.40	0.88	4.41	1,000.00	1,020.43	0.88	4.41
Class S2(1)	1,000.00	1,166.60	1.03	3.79	1,000.00	1,019.69	1.03	5.16
ING Growth and Income Portfolio
Class ADV	$1,000.00	$1,072.50	1.11%	$5.70	$1,000.00	$1,019.29	1.11%	$5.56
Class I	1,000.00	1,074.80	0.61	3.14	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,074.00	0.86	4.42	1,000.00	1,020.53	0.86	4.31
Class S2(1)	1,000.00	1,271.90	1.01	3.90	1,000.00	1,019.79	1.01	5.06
ING Opportunistic LargeCap Growth Portfolio
Class ADV	$1,000.00	$1,077.90	1.22%	$6.29	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	1,079.30	0.72	3.71	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,078.20	0.97	5.00	1,000.00	1,019.98	0.97	4.86

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124 day period ended June 30, 2009.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Small Company Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$1,027.00	1.36%	$6.84	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,029.40	0.86	4.33	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,028.90	1.11	5.58	1,000.00	1,019.29	1.11	5.56
Class S2(1)	1,000.00	1,283.10	1.26	4.89	1,000.00	1,018.55	1.26	6.31
ING Opportunistic LargeCap Portfolio
Class ADV	$1,000.00	$945.90	1.22%	$5.89	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	946.00	0.72	3.47	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	944.90	0.97	4.68	1,000.00	1,019.98	0.97	4.86
ING Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,015.30	1.01%	$5.05	$1,000.00	$1,019.79	1.01%	$5.06
Class I	1,000.00	1,021.30	0.51	2.56	1,000.00	1,022.27	0.51	2.56
Class S	1,000.00	1,020.60	0.76	3.81	1,000.00	1,021.03	0.76	3.81
Class S2(1)	1,000.00	1,048.70	0.91	3.17	1,000.00	1,020.28	0.91	4.56
ING Money Market Portfolio
Class I	$1,000.00	$1,002.00	0.36%	$1.79	$1,000.00	$1,023.01	0.36%	$1.81
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV	$1,000.00	$1,184.60	1.56%	$8.45	$1,000.00	$1,017.06	1.56%	$7.80
Class I	1,000.00	1,189.00	1.06	5.75	1,000.00	1,019.54	1.06	5.31
Class S	1,000.00	1,187.70	1.31	7.11	1,000.00	1,018.30	1.31	6.56
Class S2(1)	1,000.00	1,282.40	1.46	5.66	1,000.00	1,017.55	1.46	7.30

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124 day period ended June 30, 2009.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Opportunistic LargeCap Growth Portfolio	ING Small Company Portfolio
ASSETS:
Investments in securities at value+*	$585,328,098	$2,003,790,848	$67,921,139	$500,370,826
Short-term investments**	48,806,335	28,476,975	1,798,322	31,278,815
Short-term investments in affiliates***	17,914,000	35,788,000	188,000	2,651,000
Cash	29,980,470	692,981	361	346
Cash collateral for futures	3,195,034	—	—	—
Foreign currencies at value****	196,427	120,926	—	—
Receivables:
Investment securities sold	18,803,234	—	1,474,655	13,523,329
Investment securities sold on a delayed-delivery or when-issued basis	41,988,857	—	—	—
Fund shares sold	84,467	131,785	19,678	1,118,017
Dividends and interest	1,928,012	2,132,439	77,386	620,624
Upfront payments made on swap agreements	260,842	—	—	—
Unrealized appreciation on swap agreements	201,318	—	—	—
Prepaid expenses	11,395	37,386	1,319	8,237
Total assets	748,698,489	2,071,171,340	71,480,860	549,571,194
LIABILITIES:
Payable for investment securities purchased	19,273,729	5,018,095	1,033,039	9,003,728
Payable for investment securities purchased on a delayed-delivery or when-issued basis	90,646,811	—	—	—
Payable for fund shares redeemed	468,311	1,314,063	31,836	234,316
Payable upon receipt of securities loaned	49,131,766	28,561,378	1,833,148	31,619,673
Payable for terminated investment contracts (Note 12)	716,432	—	—	—
Upfront payments received on swap agreements	293,772	—	—	—
Unrealized depreciation on swap agreements	497,723	—	—	—
Payable to affiliates	269,781	991,676	39,009	355,914
Payable for directors fees	14,425	18,449	6,788	1,450
Other accrued expenses and liabilities	88,416	266,013	33,990	63,459
Total liabilities	161,401,166	36,169,674	2,977,810	41,278,540
NET ASSETS	$587,297,323	$2,035,001,666	$68,503,050	$508,292,654
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$854,937,511	$4,634,494,770	$258,144,637	$675,074,215
Undistributed net investment income	4,475,309	14,914,555	204,542	1,637,284
Accumulated net realized loss on investments, foreign currency related transactions, futures, and swaps	(261,031,403)	(2,717,496,663)	(191,627,074)	(161,911,042)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(11,084,094)	103,089,004	1,780,945	(6,507,803)
NET ASSETS	$587,297,323	$2,035,001,666	$68,503,050	$508,292,654
+ Including securities loaned at value	$48,022,737	$27,102,777	$1,757,806	$30,577,132
* Cost of investments in securities	$595,608,301	$1,900,617,561	$66,105,368	$506,537,771
** Cost of short-term investments	$49,131,766	$28,561,378	$1,833,148	$31,619,673
*** Cost of short-term investments in affiliates	$17,914,000	$35,788,000	$188,000	$2,651,000
**** Cost of foreign currencies	$164,779	$119,755	$—	$—

See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Opportunistic LargeCap Growth Portfolio	ING Small Company Portfolio
Class ADV:
Net assets	$611	$659,889	$647,434	$3,184
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001
Shares outstanding	68	40,923	86,692	270
Net asset value and redemption price per share	$8.95	$16.13	$7.47	$11.81
Class I:
Net assets	$580,828,964	$1,749,938,410	$60,245,466	$455,089,322
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001
Shares outstanding	65,007,808	107,783,192	8,074,693	38,048,137
Net asset value and redemption price per share	$8.93	$16.24	$7.46	$11.96
Class S:
Net assets	$6,464,416	$284,399,553	$7,610,150	$53,196,326
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001
Shares outstanding	726,855	17,657,362	1,026,632	4,497,760
Net asset value and redemption price per share	$8.89	$16.11	$7.41	$11.83
Class S2:
Net assets	$3,332	$3,814	n/a	$3,822
Shares authorized	500,000,000	unlimited	n/a	100,000,000
Par value	$0.001	$1.000	n/a	$0.001
Shares outstanding	376	236	n/a	324
Net asset value and redemption price per share	$8.85	$16.14	n/a	$11.81

See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Opportunistic LargeCap Portfolio	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
ASSETS:
Investments in securities at value+*	$75,026,930	$3,121,365,722	$—	$214,549,077
Short-term investments**	1,103,446	641,131,157	927,609	7,236,530
Short-term investments in affiliates***	634,000	76,799,000	—	—
Short-term investments at amortized cost	—	189,218,692	1,340,248,341	—
Repurchase agreement	—	—	161,412,000	—
Cash	191	4,754,319	2,219	4,686,072
Cash collateral for futures	—	31,258,668	—	—
Foreign currencies at value****	—	2,125,390	—	1,176,005
Receivables:
Investment securities sold	2,203,797	226,610,357	95,881,450	3,295,174
Investment securities sold on a delayed-delivery or when-issued basis	—	385,456,692	—	—
Fund shares sold	75,359	9,632,485	16,502	723
Dividends and interest	91,194	19,603,699	1,293,241	38,862
Unrealized appreciation on forward foreign currency contracts	—	—	—	2,975
Upfront payments made on swap agreements	—	3,487,455	—	—
Unrealized appreciation on swap agreements	—	2,481,358	—	—
Prepaid expenses	1,589	58,138	36,311	2,831
Reimbursement due from manager	—	—	—	8,391
Total assets	79,136,506	4,713,983,132	1,599,817,673	230,996,640
LIABILITIES:
Payable for investment securities purchased	1,824,499	245,578,998	—	4,788,492
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	1,086,283,616	—	—
Payable for fund shares redeemed	28	1,538,332	15,047,988	821,341
Payable upon receipt of securities loaned	1,148,804	533,761,298	1,077,010	7,315,890
Payable for terminated investment contracts (Note 12)	—	2,597,084	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	70,251
Upfront payments received on swap agreements	—	3,902,356	—	—
Unrealized depreciation on swap agreements	—	6,401,442	—	—
Payable to affiliates	43,596	1,283,071	404,320	208,835
Payable for directors fees	4,294	1,760	—	874
Payable for borrowings against line of credit	—	2,430,000	—	—
Other accrued expenses and liabilities	25,375	144,590	17,417	44,265
Total liabilities	3,046,596	1,883,922,547	16,546,946	13,249,948
NET ASSETS	$76,089,910	$2,830,060,585	$1,583,270,938	$217,746,692
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$130,390,460	$3,375,104,788	$1,584,783,463	$278,603,239
Undistributed net investment income	841,960	21,783,562	775	465,885
Accumulated net realized loss on investments, foreign currency related transactions, futures, and swaps	(55,615,531)	(416,212,208)	(1,363,899)	(55,600,037)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	473,021	(150,615,557)	(149,401)	(5,722,395)
NET ASSETS	$76,089,910	$2,830,060,585	$1,583,270,938	$217,746,692
+ Including securities loaned at value	$1,108,732	$522,237,271	$1,058,427	$6,919,949
* Cost of investments in securities	$74,508,551	$3,264,711,291	$—	$220,134,510
** Cost of short-term investments	$1,148,804	$642,921,804	$1,077,010	$7,315,890
*** Cost of short-term investments in affiliates	$634,000	$76,799,000	$—	$—
**** Cost of foreign currencies	$—	$1,791,710	$—	$1,167,250

See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING Opportunistic LargeCap Portfolio	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
Class A:
Net assets	$498	$839	n/a	$3,515
Shares authorized	100,000,000	unlimited	n/a	100,000,000
Par value	$0.001	$1.000	n/a	$0.001
Shares outstanding	64	74	n/a	912
Net asset value and redemption price per share	$7.84	$11.29	n/a	$3.85
Class I:
Net assets	$65,693,243	$1,654,978,266	$1,583,270,938	$73,897,556
Shares authorized	100,000,000	unlimited	unlimited	100,000,000
Par value	$0.001	$1.000	$1.000	$0.001
Shares outstanding	8,322,637	146,999,294	1,579,677,662	18,952,388
Net asset value and redemption price per share	$7.89	$11.26	$1.00	$3.90
Class S:
Net assets	$10,396,169	$1,175,078,348	n/a	$143,841,775
Shares authorized	100,000,000	unlimited	n/a	100,000,000
Par value	$0.001	$1.000	n/a	$0.001
Shares outstanding	1,323,914	104,955,235	n/a	37,250,477
Net asset value and redemption price per share	$7.85	$11.20	n/a	$3.86
Class S2:
Net assets	n/a	$3,132	n/a	$3,846
Shares authorized	n/a	unlimited	n/a	100,000,000
Par value	n/a	$1.000	n/a	$0.001
Shares outstanding	n/a	278	n/a	997
Net asset value and redemption price per share	n/a	$11.26	n/a	$3.86

See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Opportunistic LargeCap Growth Portfolio	ING Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$4,293,883	$20,774,124	$448,955	$3,547,859
Interest	5,251,454	39,782	—	—
Securities lending income, net	120,702	50,893	—	60,058
Total investment income	9,666,039	20,864,799	448,955	3,607,917
EXPENSES:
Investment management fees	1,406,130	4,581,015	194,189	1,729,564
Distribution and service fees:
Class ADV	—	1,606	1,446	8
Class S	7,766	331,328	9,171	57,969
Class S2	4	6	—	6
Transfer agent fees	739	6,653	319	427
Administrative service fees	154,669	503,898	17,800	126,831
Shareholder reporting expense	21,085	79,378	2,055	11,540
Registration fees	293	795	—	183
Professional fees	56,120	116,886	4,858	32,960
Custody and accounting expense	70,680	123,482	1,073	38,285
Directors fees	33,690	96,873	4,237	21,480
Miscellaneous expense	44,479	126,023	7,038	27,133
Merger expense	—	—	1,414	—
Interest expense	—	1,083	—	—
Total expenses	1,795,655	5,969,026	243,600	2,046,386
Net waived and reimbursed fees	(7,539)	(18,782)	(212)	(4,734)
Net expenses	1,788,116	5,950,244	243,388	2,041,652
Net investment income	7,877,923	14,914,555	205,567	1,566,265
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS
Net realized gain (loss) on:
Investments	(109,007,495)	(170,570,339)	(9,219,278)	(87,746,890)
Foreign currency related transactions	(359,853)	(5,113)	—	—
Futures	1,371,241	1,637,534	—	—
Swaps	2,844,583	—	—	—
Net realized loss on investments, foreign currency related transactions, futures, and swaps	(105,151,524)	(168,937,918)	(9,219,278)	(87,746,890)
Net change in unrealized appreciation or depreciation on:
Investments	112,574,076	295,611,061	13,978,982	109,508,803
Foreign currency related transactions	194,261	(16,514)	—	—
Futures	247,401	(24,446)	—	—
Swaps	(3,923,387)	—	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	109,092,351	295,570,101	13,978,982	109,508,803
Net realized and unrealized gain on investments, foreign currency related transactions, futures, and swaps	3,940,827	126,632,183	4,759,704	21,761,913
Increase in net assets resulting from operations	$11,818,750	$141,546,738	$4,965,271	$23,328,178
* Foreign taxes withheld	$1,105	$371,899	$—	$1,466
(1) Dividends from affiliates	$22,928	$62,243	$990	$20,302

See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Opportunistic LargeCap Portfolio	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,122,174	$1,104,800	$—	$874,191
Interest	—	63,199,070	6,565,191	7,111
Securities lending income, net	767	1,171,669	—	18,086
Total investment income	1,122,941	65,475,539	6,565,191	899,388
EXPENSES:
Investment management fees	221,549	5,567,861	2,128,000	810,156
Distribution and service fees:
Class ADV	—	4	—	8
Class S	12,722	1,422,065	—	135,734
Class S2	—	4	—	6
Transfer agent fees	380	6,353	1,181	480
Administrative service fees	20,308	765,556	468,151	46,902
Shareholder reporting expense	3,160	79,810	80,396	6,154
Registration fees	—	957	2,079	—
Professional fees	7,277	209,020	144,239	22,557
Custody and accounting expense	4,490	179,075	79,135	27,693
Directors fees	2,490	125,930	93,742	9,611
Miscellaneous expense	7,657	171,057	80,659	16,493
Interest expense	—	1,466	—	—
Total expenses	280,033	8,529,158	3,077,582	1,075,794
Net waived and reimbursed fees	(167)	(42,973)	—	(40,194)
Net expenses	279,866	8,486,185	3,077,582	1,035,600
Net investment income (loss)	843,075	56,989,354	3,487,609	(136,212)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS
Net realized gain (loss) on:
Investments	(24,649,629)	(320,171,741)	741,616	(18,328,430)
Foreign currency related transactions	—	(6,156,406)	—	(370,249)
Futures	—	12,056,252	—	—
Swaps	—	31,113,695	—	—
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(24,649,629)	(283,158,200)	741,616	(18,698,679)
Net change in unrealized appreciation or depreciation on:
Investments	18,781,901	304,555,766	—	49,450,443
Foreign currency related transactions	—	2,639,063	—	539,610
Futures	—	12,940,053	—	—
Swaps	—	(41,527,907)	—	—
Net change in unrealized appreciation or depreciation on investments foreign currency related transactions, futures, and swaps	18,781,901	278,606,975	—	49,990,053
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, amd swaps	(5,867,728)	(4,551,225)	741,616	31,291,374
Increase (decrease) in net assets resulting from operations	$(5,024,653)	$52,438,129	$4,229,225	$31,155,162
* Foreign taxes withheld	$2,654	$—	$—	$28,275
(1) Dividends from affiliates	$630	$209,959	$—	$—

See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Balanced Portfolio		ING Growth and Income Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$7,877,923	$25,162,629	$14,914,555	$39,466,367
Net realized loss on investments, foreign currency related transactions, futures, swaps, and payments by affiliates	(105,151,524)	(151,906,752)	(168,937,918)	(673,802,804)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	109,092,351	(137,938,086)	295,570,101	(515,276,248)
Increase (decrease) in net assets resulting from operations	11,818,750	(264,682,209)	141,546,738	(1,149,612,685)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(24)	(24)	—	(11,483)
Class I	(27,220,392)	(30,852,412)	—	(33,754,627)
Class S	(283,520)	(281,504)	—	(5,751,055)
Class S2	(162)	—	—	—
Net realized gains:
Class ADV	—	(81)	—	—
Class I	—	(79,796,689)	—	—
Class S	—	(795,569)	—	—
Total distributions	(27,504,098)	(111,726,279)	—	(39,517,165)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,136,420	5,172,233	127,090,772	347,174,111
Proceeds from shares issued in merger (Note 14)	—	—	—	353,711,801
Reinvestment of distributions	27,503,912	111,726,174	—	39,492,686
	42,640,332	116,898,407	127,090,772	740,378,598
Cost of shares redeemed	(49,157,260)	(187,770,892)	(146,663,775)	(460,715,815)
Net increase (decrease) in net assets resulting from capital share transactions	(6,516,928)	(70,872,485)	(19,573,003)	279,662,783
Net increase (decrease) in net assets	(22,202,276)	(447,280,973)	121,973,735	(909,467,067)
NET ASSETS:
Beginning of period	609,499,599	1,056,780,572	1,913,027,931	2,822,494,998
End of period	$587,297,323	$609,499,599	$2,035,001,666	$1,913,027,931
Undistributed net investment income at end of period	$4,475,309	$24,101,484	$14,914,555	$—

See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Opportunistic LargeCap Growth Portfolio		ING Small Company Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$205,567	$426,592	$1,566,265	$3,896,021
Net realized loss on investments	(9,219,278)	(42,958,725)	(87,746,890)	(73,348,618)
Net change in unrealized appreciation or depreciation on investments	13,978,982	(18,373,805)	109,508,803	(127,986,885)
Increase (decrease) in net assets resulting from operations	4,965,271	(60,905,938)	23,328,178	(197,439,482)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(21)	—
Class I	(404,193)	(749,873)	(3,140,359)	(5,835,407)
Class S	(18,353)	(45,652)	(330,410)	(24,190)
Class S2	—	—	(26)	—
Net realized gains:
Class I	—	—	—	(73,864,230)
Class S	—	—	—	(384,889)
Total distributions	(422,546)	(795,525)	(3,470,816)	(80,108,716)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,572,736	5,106,219	76,638,436	213,494,928
Reinvestment of distributions	422,546	795,525	3,470,816	80,108,716
	2,995,282	5,901,744	80,109,252	293,603,644
Cost of shares redeemed	(6,070,728)	(36,759,935)	(57,068,076)	(157,042,784)
Net increase (decrease) in net assets resulting from capital share transactions	(3,075,446)	(30,858,191)	23,041,176	136,560,860
Net increase (decrease) in net assets	1,467,279	(92,559,654)	42,898,538	(140,987,338)
NET ASSETS:
Beginning of period	67,035,771	159,595,425	465,394,116	606,381,454
End of period	$68,503,050	$67,035,771	$508,292,654	$465,394,116
Undistributed net investment income at end of period	$204,542	$421,521	$1,637,284	$3,541,835

See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Opportunistic LargeCap Portfolio		ING Intermediate Bond Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$843,075	$2,635,604	$56,989,354	$171,309,481
Net realized loss on investments, foreign currency related transactions, futures, swaps, and payments by affiliates	(24,649,629)	(29,961,978)	(283,158,200)	(95,627,508)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	18,781,901	(25,565,739)	278,606,975	(382,926,910)
Increase (decrease) in net assets resulting from operations	(5,024,653)	(52,892,113)	52,438,129	(307,244,937)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(13)	(11)	—	(47)
Class I	(2,288,544)	(2,288,554)	(7,992,679)	(118,136,444)
Class S	(323,400)	(316,610)	(2,661,647)	(72,938,302)
Class S2	—	—	(15)	—
Net realized gains:
Class ADV	—	(140)	—	(23)
Class I	—	(17,966,905)	—	(47,870,738)
Class S	—	(3,013,623)	—	(29,295,110)
Total distributions	(2,611,957)	(23,585,843)	(10,654,341)	(268,240,664)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	992,305	1,563,145	236,021,862	1,096,749,148
Proceeds from shares issued in merger (Note 14)	—	—	—	48,015,614
Reinvestment of distributions	2,611,944	23,585,688	10,652,225	268,200,908
	3,604,249	25,148,833	246,674,087	1,412,965,670
Cost of shares redeemed	(5,623,423)	(30,249,954)	(415,802,241)	(1,226,745,331)
Net increase (decrease) in net assets resulting from capital share transactions	(2,019,174)	(5,101,121)	(169,128,154)	186,220,339
Net decrease in net assets	(9,655,784)	(81,579,077)	(127,344,366)	(389,265,262)
NET ASSETS:
Beginning of period	85,745,694	167,324,771	2,957,404,951	3,346,670,213
End of period	$76,089,910	$85,745,694	$2,830,060,585	$2,957,404,951
Undistributed net investment income (distributions in excess of net investment income) at end of period	$841,960	$2,610,842	$21,783,562	$(24,551,451)

See Accompanying Notes to Financial Statements
14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Money Market Portfolio		ING BlackRock Science and Technology Opportunities Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$3,487,609	$46,716,063	$(136,212)	$48,982
Net realized gain (loss) on investments and foreign currency related transactions	741,616	2,471,989	(18,698,679)	(17,342,801)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	—	(149,401)	49,990,053	(70,362,339)
Increase (decrease) in net assets resulting from operations	4,229,225	49,038,651	31,155,162	(87,656,158)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,486,834)	(124,653,168)	—	—
Total distributions	(3,486,834)	(124,653,168)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	58,471,183	384,970,723	58,859,984	52,450,776
Proceeds from shares issued in merger (Note 14)	—	—	—	123,216,459
Reinvestment of distributions	3,486,834	124,653,168	—	—
	61,958,017	509,623,891	58,859,984	175,667,235
Cost of shares redeemed	(278,262,395)	(346,315,736)	(17,717,867)	(41,644,715)
Net increase (decrease) in net assets resulting from capital share transactions	(216,304,378)	163,308,155	41,142,117	134,022,520
Net increase (decrease) in net assets	(215,561,987)	87,693,638	72,297,279	46,366,362
NET ASSETS:
Beginning of period	1,798,832,925	1,711,139,287	145,449,413	99,083,051
End of period	$1,583,270,938	$1,798,832,925	$217,746,692	$145,449,413
Undistributed net investment income at end of period	$775	$—	$465,885	$602,097

See Accompanying Notes to Financial Statements
15

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)
ING Balanced Portfolio
Class ADV
06-30-09	9.11	0.09		0.10	0.19	0.35	—	—	0.35	8.95
12-31-08	14.34	0.29		(4.03)	(3.74)	0.34	1.15	—	1.49	9.11
12-31-07	14.65	0.29		0.37	0.66	0.39	0.58	—	0.97	14.34
12-29-06(4)-12-31-06	14.65	(0.00	)*	—	(0.00)*	—	—	—	—	14.65
Class I
06-30-09	9.18	0.14		0.04	0.18	0.43	—	—	0.43	8.93
12-31-08	14.45	0.40		(4.07)	(3.67)	0.45	1.15	—	1.60	9.18
12-31-07	14.65	0.39	•	0.38	0.77	0.39	0.58	—	0.97	14.45
12-31-06	13.64	0.34	•	1.00	1.34	0.33	—	—	0.33	14.65
12-31-05	13.40	0.29	•	0.27	0.56	0.32	—	—	0.32	13.64
12-31-04	12.50	0.29		0.87	1.16	0.26	—	—	0.26	13.40
Class S
06-30-09	9.12	0.13		0.04	0.17	0.40	—	—	0.40	8.89
12-31-08	14.36	0.34		(4.02)	(3.68)	0.41	1.15	—	1.56	9.12
12-31-07	14.57	0.35	•	0.38	0.73	0.36	0.58	—	0.94	14.36
12-31-06	13.58	0.32	•	0.97	1.29	0.30	—	—	0.30	14.57
12-31-05	13.35	0.27		0.25	0.52	0.29	—	—	0.29	13.58
12-31-04	12.49	0.22		0.89	1.11	0.25	—	—	0.25	13.35
Class S2
02-27-09(4)-06-30-09	7.97	0.06	•	1.25	1.31	0.43	—	—	0.43	8.85
ING Growth and Income Portfolio
Class ADV
06-30-09	15.04	0.10		0.99	1.09	—	—	—	—	16.13
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22	—	—	0.22	15.04
12-31-07	23.38	0.72	•	0.84	1.56	0.33	—	—	0.33	24.61
12-20-06(4)-12-31-06	23.70	0.01	•	(0.06)	(0.05)	0.27	—	—	0.27	23.38
Class I
06-30-09	15.11	0.12		1.01	1.13	—	—	—	—	16.24
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32	—	—	0.32	15.11
12-31-07	23.38	0.33	•	1.40	1.73	0.35	—	—	0.35	24.76
12-31-06	20.71	0.25	•	2.69	2.94	0.27	—	—	0.27	23.38
12-31-05	19.35	0.23		1.35	1.58	0.22	—	—	0.22	20.71
12-31-04	18.28	0.28		1.24	1.52	0.45	—	—	0.45	19.35
Class S
06-30-09	15.00	0.11		1.00	1.11	—	—	—	—	16.11
12-31-08	24.63	0.25	•	(9.58)	(9.33)	0.30	—	—	0.30	15.00
12-31-07	23.30	0.37	•	1.29	1.66	0.33	—	—	0.33	24.63
12-31-06	20.69	0.20	•	2.64	2.84	0.23	—	—	0.23	23.30
12-31-05	19.34	0.14		1.41	1.55	0.20	—	—	0.20	20.69
12-31-04	18.26	0.21		1.26	1.47	0.39	—	—	0.39	19.34
Class S2
02-27-09(4)-06-30-09	12.69	0.04		3.41	3.45	—	—	—	—	16.14

			Ratios to average net assets							Supplemental data
	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Balanced Portfolio
Class ADV
06-30-09	2.22		1.14	1.13	†	1.13	†	2.12	†	1	182
12-31-08	(28.62)		1.12	1.12	†	1.12	†	2.44	†	1	294
12-31-07	4.78		1.10	1.10	†	1.10	†	2.05	†	1	257
12-29-06(4)-12-31-06	—		1.10	1.10	†	1.10	†	(1.10	)†	1	236
Class I
06-30-09	2.15		0.64	0.63	†	0.63	†	2.80	†	580,829	182
12-31-08	(28.10)		0.62	0.62	†	0.62	†	2.97	†	602,815	294
12-31-07	5.57		0.60	0.60	†	0.60	†	2.68	†	1,046,498	257
12-31-06	9.99		0.60	0.60	†	0.60	†	2.44	†	1,183,928	236
12-31-05	4.24		0.60	0.60		0.60		2.30		1,236,327	308
12-31-04	9.42		0.59	0.59		0.59		2.15		1,357,854	272
Class S
06-30-09	2.04		0.89	0.88	†	0.88	†	2.61	†	6,464	182
12-31-08	(28.28)		0.87	0.87	†	0.87	†	2.73	†	6,684	294
12-31-07	5.31		0.85	0.85	†	0.85	†	2.43	†	10,281	257
12-31-06	9.62		0.85	0.85	†	0.85	†	2.29	†	10,683	236
12-31-05	3.99		0.85	0.85		0.85		2.06		3,170	308
12-31-04	9.06		0.84	0.84		0.84		1.98		3,116	272
Class S2
02-27-09(4)-06-30-09	16.66		1.14	1.03	†	1.03	†	2.21	†	3	182
ING Growth and Income Portfolio
Class ADV
06-30-09	7.25		1.12	1.11	†	1.11	†	1.24	†	660	54
12-31-08	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14	†	791	169
12-31-07	6.66		1.09	1.09	†	1.09	†	2.95	†	1,211	146
12-20-06(4)-12-31-06	(0.23)		1.09	1.09	†	1.09	†	1.08	†	1	103
Class I
06-30-09	7.48		0.62	0.61	†	0.61	†	1.66	†	1,749,938	54
12-31-08	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64	†	1,622,085	169
12-31-07	7.40		0.59	0.59	†	0.59	†	1.32	†	2,796,115	146
12-31-06	14.20		0.59	0.59	†	0.59	†	1.15	†	3,098,120	103
12-31-05	8.13		0.59	0.59		0.59		1.03		3,146,025	80
12-31-04	8.39		0.58	0.58		0.58		1.41		3,531,422	139
Class S
06-30-09	7.40		0.87	0.86	†	0.86	†	1.43	†	284,400	54
12-31-08	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
12-31-07	7.13		0.84	0.84	†	0.84	†	1.50	†	25,169	146
12-31-06	13.72		0.84	0.84	†	0.84	†	0.94	†	4,758	103
12-31-05	7.98		0.84	0.84		0.84		0.78		2,431	80
12-31-04	8.10		0.83	0.83		0.83		1.18		1,776	139
Class S2
02-27-09(4)-06-30-09	27.19		1.12	1.01	†	1.01	†	0.85	†	4	54

See Accompanying Notes to Financial Statements
16

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)
ING Opportunistic LargeCap Growth Portfolio
Class ADV
06-30-09	6.93	0.00	*	0.54	0.54	—	—	—	—	7.47
12-31-08	12.46	(0.01	)•	(5.52)	(5.53)	—	—	—	—	6.93
12-31-07	10.65	(0.02	)•	1.85	1.83	0.02	—	—	0.02	12.46
12-29-06(4)-12-31-06	10.65	(0.00	)*	—	(0.00)*	—	—	—	—	10.65
Class I
06-30-09	6.96	0.03		0.52	0.55	0.05	—	—	0.05	7.46
12-31-08	12.53	0.05		(5.54)	(5.49)	0.08	—	—	0.08	6.96
12-31-07	10.65	0.05	•	1.85	1.90	0.02	—	—	0.02	12.53
12-31-06	10.38	0.02	•	0.26	0.28	0.01	—	—	0.01	10.65
12-31-05	9.56	0.02		0.87	0.89	0.07	—	—	0.07	10.38
12-31-04	8.93	0.06		0.58	0.64	0.01	—	—	0.01	9.56
Class S
06-30-09	6.89	0.01		0.53	0.54	0.02	—	—	0.02	7.41
12-31-08	12.39	0.02	•	(5.49)	(5.47)	0.03	—	—	0.03	6.89
12-31-07	10.56	0.00	*	1.85	1.85	0.02	—	—	0.02	12.39
12-31-06	10.31	(0.01)		0.26	0.25	—	—	—	—	10.56
12-31-05	9.50	(0.00	)*	0.85	0.85	0.04	—	—	0.04	10.31
12-31-04	8.88	0.04		0.58	0.62	—	—	—	—	9.50
ING Small Company Portfolio
Class ADV
06-30-09	11.58	0.01		0.30	0.31	0.08	—	—	0.08	11.81
12-16-08(4)-12-31-08	11.13	0.00	*•	0.45	0.45	—	—	—	—	11.58
Class I
06-30-09	11.70	0.03		0.31	0.34	0.08	—	—	0.08	11.96
12-31-08	19.56	0.11	•	(5.52)	(5.41)	0.18	2.27	—	2.45	11.70
12-31-07	21.70	0.24	•	0.99	1.23	0.04	3.33	—	3.37	19.56
12-31-06	21.65	0.05		3.46	3.51	0.09	3.37	—	3.46	21.70
12-31-05	19.94	0.10		1.92	2.02	0.03	0.28	—	0.31	21.65
12-31-04	17.48	0.04		2.47	2.51	0.05	—	—	0.05	19.94
Class S
06-30-09	11.57	0.02	•	0.31	0.33	0.07	—	—	0.07	11.83
12-31-08	19.39	0.09	•	(5.50)	(5.41)	0.14	2.27	—	2.41	11.57
12-31-07	21.54	0.18	•	1.00	1.18	—	3.33	—	3.33	19.39
12-31-06	21.59	(0.05	)•	3.41	3.36	0.04	3.37	—	3.41	21.54
12-31-05	19.90	0.06		1.92	1.98	0.01	0.28	—	0.29	21.59
12-31-04	17.49	0.03	•	2.43	2.46	0.05	—	—	0.05	19.90
Class S2
02-27-09(4)-06-30-09	9.27	0.01	•	2.61	2.62	0.08	—	—	0.08	11.81

		Ratios to average net assets							Supplemental data
	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Opportunistic LargeCap Growth Portfolio
Class ADV
06-30-09	7.79	1.22	1.22	†	1.22	†	0.15	†	647	77
12-31-08	(44.38)	1.24	1.24	†	1.24	†	(0.08	)†	590	259
12-31-07	17.21	1.20	1.20	†	1.20	†	(0.18	)†	1,386	279
12-29-06(4)-12-31-06	—	1.19	1.19		1.19		(1.19)		1	188
Class I
06-30-09	7.93	0.72	0.72	†	0.72	†	0.67	†	60,245	77
12-31-08	(44.06)	0.74	0.74	†	0.74	†	0.43	†	59,412	259
12-31-07	17.86	0.70	0.70	†	0.70	†	0.42	†	137,104	279
12-31-06	2.65	0.69	0.69		0.69		0.19		186,495	188
12-31-05	9.38 (c)	0.69	0.69		0.69		0.08		175,297	119
12-31-04	7.19	0.69	0.69		0.69		0.61		193,280	123
Class S
06-30-09	7.82	0.97	0.97	†	0.97	†	0.42	†	7,610	77
12-31-08	(44.21)	0.99	0.99	†	0.99	†	0.17	†	7,034	259
12-31-07	17.54	0.95	0.95	†	0.95	†	0.23	†	21,105	279
12-31-06	2.42	0.94	0.94		0.94		(0.06)		273	188
12-31-05	9.05 (c)	0.94	0.94		0.94		(0.17)		285	119
12-31-04	6.98	0.94	0.94		0.94		0.44		356	123
ING Small Company Portfolio
Class ADV
06-30-09	2.70	1.36	1.36	†	1.36	†	0.20	†	3	72
12-16-08(4)-12-31-08	4.04	1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
06-30-09	2.94	0.86	0.86	†	0.86	†	0.70	†	455,089	72
12-31-08	(31.05)	0.85	0.85	†	0.85	†	0.71	†	420,626	145
12-31-07	5.90	0.84	0.84	†	0.84	†	1.16	†	603,492	106
12-31-06	16.79	0.85	0.85	†	0.85	†	0.26	†	512,446	83
12-31-05	10.27 (c)	0.85	0.85		0.85		0.43		393,700	72
12-31-04	14.39	0.84	0.84		0.84		0.21		461,014	93
Class S
06-30-09	2.89	1.11	1.11	†	1.11	†	0.45	†	53,196	72
12-31-08	(31.28)	1.10	1.10	†	1.10	†	0.71	†	44,764	145
12-31-07	5.68	1.09	1.09	†	1.09	†	0.90	†	2,890	106
12-31-06	16.07	1.10	1.10	†	1.10	†	(0.24	)†	2,162	83
12-31-05	10.05 (c)	1.10	1.10		1.10		0.26		68,768	72
12-31-04	14.09	1.09	1.09		1.09		0.19		72,225	93
Class S2
02-27-09(4)-06-30-09	28.31	1.36	1.26	†	1.26	†	0.37	†	4	72

See Accompanying Notes to Financial Statements
17

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)
ING Opportunistic LargeCap Portfolio
Class ADV
06-30-09	8.52	0.08		(0.55)	(0.47)	0.21	—	—	0.21	7.84
12-31-08	15.82	0.20		(5.19)	(4.99)	0.16	2.15	—	2.31	8.52
12-31-07	15.72	0.16		0.20	0.36	0.26	—	—	0.26	15.82
12-29-06(4)-12-31-06	15.72	(0.00	)*	—	(0.00)*	—	—	—	—	15.72
Class I
06-30-09	8.65	0.10		(0.58)	(0.48)	0.28	—	—	0.28	7.89
12-31-08	16.05	0.29		(5.27)	(4.98)	0.27	2.15	—	2.42	8.65
12-31-07	15.84	0.23	•	0.24	0.47	0.26	—	—	0.26	16.05
12-31-06	13.84	0.23	•	1.98	2.21	0.21	—	—	0.21	15.84
12-31-05	13.19	0.19	•	0.71	0.90	0.25	—	—	0.25	13.84
12-31-04	12.08	0.24		0.98	1.22	0.11	—	—	0.11	13.19
Class S
06-30-09	8.58	0.10		(0.58)	(0.48)	0.25	—	—	0.25	7.85
12-31-08	15.93	0.26		(5.23)	(4.97)	0.23	2.15	—	2.38	8.58
12-31-07	15.72	0.19	•	0.24	0.43	0.22	—	—	0.22	15.93
12-31-06	13.77	0.19	•	1.96	2.15	0.20	—	—	0.20	15.72
12-31-05	13.12	0.16	•	0.71	0.87	0.22	—	—	0.22	13.77
12-31-04	12.03	0.13		1.05	1.18	0.09	—	—	0.09	13.12
ING Intermediate Bond Portfolio
Class ADV
06-30-09	11.12	0.22		(0.05)	0.17	—	—	—	—	11.29
12-31-08	13.23	0.58		(1.77)	(1.19)	0.62	0.30	—	0.92	11.12
12-31-07	12.96	0.63		0.09	0.72	0.45	—	—	0.45	13.23
12-20-06(4)-12-31-06	13.53	0.02		(0.06)	(0.04)	0.53	—	—	0.53	12.96
Class I
06-30-09	11.08	0.22		0.01	0.23	0.05	—	—	0.05	11.26
12-31-08	13.22	0.64	•	(1.73)	(1.09)	0.75	0.30	—	1.05	11.08
12-31-07	12.96	0.69	•	0.08	0.77	0.51	—	—	0.51	13.22
12-31-06	12.97	0.65	•	(0.12)	0.53	0.54	—	—	0.54	12.96
12-31-05	13.14	0.54		(0.13)	0.41	0.51	0.07	—	0.58	12.97
12-31-04	14.15	0.53		0.13	0.66	1.11	0.56	—	1.67	13.14
Class S
06-30-09	11.00	0.21		0.02	0.23	0.03	—	—	0.03	11.20
12-31-08	13.14	0.60	•	(1.72)	(1.12)	0.72	0.30	—	1.02	11.00
12-31-07	12.89	0.65	•	0.08	0.73	0.48	—	—	0.48	13.14
12-31-06	12.91	0.61	•	(0.12)	0.49	0.51	—	—	0.51	12.89
12-31-05	13.09	0.41		(0.03)	0.38	0.49	0.07	—	0.56	12.91
12-31-04	14.13	0.40		0.22	0.62	1.10	0.56	—	1.66	13.09
Class S2
02-27-09(4)-06-30-09	10.79	0.14	•	0.38	0.52	0.05	—	—	0.05	11.26
ING Money Market Portfolio(d)
Class I
06-30-09	1.00	0.00	*	0.00 *	0.00 *	0.00 *	—	—	0.00 *	1.00
12-31-08	1.05	0.02		0.00	0.02	0.07	—	—	0.07	1.00
12-31-07	1.04	0.05		(0.00)	0.05	0.04	—	—	0.04	1.05
12-31-06	1.02	0.05		0.00	0.05	0.03	—	—	0.03	1.04
12-31-05	1.00	0.03		(0.00)	0.03	0.01	—	—	0.01	1.02
12-31-04	1.00	0.01		(0.00)	0.01	0.01	—	—	0.01	1.00

			Ratios to average net assets							Supplemental data
	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Opportunistic LargeCap Portfolio
Class ADV
06-30-09	(5.41)		1.22	1.22	†	1.22	†	1.93	†	0 *	143
12-31-08	(36.01	)(a)	1.21	1.21	†	1.21	†	1.68	†	1	132
12-31-07	2.33		1.19	1.19	†	1.19	†	0.99	†	1	197
12-29-06(4)-12-31-06	—		1.19	1.19		1.19		(1.19)		1	83
Class I
06-30-09	(5.40)		0.72	0.72	†	0.72	†	2.32	†	65,693	143
12-31-08	(35.61	)(a)	0.71	0.71	†	0.71	†	2.16	†	73,764	132
12-31-07	3.01		0.69	0.69	†	0.69	†	1.44	†	143,438	197
12-31-06	16.10		0.69	0.69		0.69		1.58		173,014	83
12-31-05	6.95		0.70	0.70		0.70		1.47		178,828	94
12-31-04	10.15		0.69	0.69		0.69		1.61		219,889	16
Class S
06-30-09	(5.51)		0.97	0.97	†	0.97	†	2.07	†	10,396	143
12-31-08	(35.80	)(a)	0.96	0.96	†	0.96	†	1.91	†	11,981	132
12-31-07	2.77		0.94	0.94	†	0.94	†	1.19	†	23,886	197
12-31-06	15.77		0.94	0.94		0.94		1.32		28,391	83
12-31-05	6.76		0.95	0.95		0.95		1.18		30,125	94
12-31-04	9.88		0.94	0.94		0.94		1.36		3,505	16
ING Intermediate Bond Portfolio
Class ADV
06-30-09	1.53		1.01	1.01	†	1.01	†	3.96	†	1	397
12-31-08	(9.16)		1.01	1.00	†	1.00	†	4.58	†	1	666
12-31-07	5.60	(b)	0.99	0.99	†	0.99	†	4.77	†	1	438
12-20-06(4)-12-31-06	(0.30)		0.99	0.99	†	0.99	†	6.82	†	1	390
Class I
06-30-09	2.13		0.51	0.51	†	0.51	†	4.20	†	1,654,978	397
12-31-08	(8.41)		0.51	0.50	†	0.50	†	5.05	†	1,803,886	666
12-31-07	5.95	(b)	0.49	0.49	†	0.49	†	5.19	†	2,267,008	438
12-31-06	4.06		0.49	0.49	†	0.49	†	4.97	†	1,909,376	390
12-31-05	3.14		0.49	0.49		0.49		4.14		1,148,075	589
12-31-04	4.88		0.48	0.48		0.48		3.79		1,092,938	407
Class S
06-30-09	2.06		0.76	0.76	†	0.76	†	3.95	†	1,175,078	397
12-31-08	(8.73)		0.76	0.75	†	0.75	†	4.82	†	1,153,518	666
12-31-07	5.70	(b)	0.74	0.74	†	0.74	†	4.92	†	1,079,662	438
12-31-06	3.77		0.74	0.74	†	0.74	†	4.69	†	620,849	390
12-31-05	2.94		0.74	0.74		0.74		3.94		617,269	589
12-31-04	4.58		0.73	0.73		0.73		3.52		301,346	407
Class S2
02-27-09(4)-06-30-09	4.87		1.01	0.91	†	0.91	†	3.75	†	3	397
ING Money Market Portfolio(d)
Class I
06-30-09	0.20		0.36	0.36		0.36		0.41		1,583,271	—
12-31-08	2.67		0.35	0.35		0.35		2.66		1,798,833	—
12-31-07	5.13		0.33	0.33		0.33		5.03		1,711,139	—
12-31-06	4.88		0.34	0.34		0.34		4.79		1,355,850	—
12-31-05	2.98		0.35	0.35		0.35		2.93		1,073,018	—
12-31-04	1.06		0.34	0.34		0.34		1.11		1,101,471	—

See Accompanying Notes to Financial Statements
18

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-09	3.25	(0.01)	0.61	0.60	—	—	—	—	3.85
12-16-08(4)-12-31-08	3.29	(0.01)	(0.03)	(0.04)	—	—	—	—	3.25
Class I
06-30-09	3.28	0.00 *	0.62	0.62	—	—	—	—	3.90
12-31-08	5.45	0.00 *	(2.17)	(2.17)	—	—	—	—	3.28
12-31-07	4.58	(0.01)	0.88	0.87	—	—	—	—	5.45
12-31-06	4.27	(0.01)	0.32	0.31	—	—	—	—	4.58
12-31-05	3.82	(0.02)	0.47	0.45	—	—	—	—	4.27
12-31-04	3.87	(0.03)	(0.02)	(0.05)	—	—	—	—	3.82
Class S
06-30-09	3.25	(0.01)	0.62	0.61	—	—	—	—	3.86
12-31-08	5.42	(0.01)	(2.16)	(2.17)	—	—	—	—	3.25
12-31-07	4.56	(0.02)	0.88	0.86	—	—	—	—	5.42
12-31-06	4.27	(0.02)	0.31	0.29	—	—	—	—	4.56
07-20-05(5)-12-31-05	3.90	(0.01)	0.38	0.37	—	—	—	—	4.27
01-01-03 -12-16-03(5)	2.65	(0.07)	1.09	1.02	—	—	—	—	3.67
12-31-02	4.53	(0.04)	(1.84)	(1.88)	—	—	—	—	2.65
Class S2
02-27-09(4)-06-30-09	3.01	0.00 *•	0.85	0.85	—	—	—	—	3.86

		Ratios to average net assets				Supplemental data
	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-09	18.46	1.60	1.56	1.56	(0.47)	4	42
12-16-08(4)-12-31-08	(1.22)	1.58	1.56	1.56	(2.08)	3	137
Class I
06-30-09	18.90	1.10	1.06	1.06	0.01	73,898	42
12-31-08	(39.82)	1.08	1.06	1.06	0.09	55,899	137
12-31-07	19.00	1.08	1.08	1.08	(0.24)	97,943	84
12-31-06	7.26	1.08	1.08	1.08	(0.29)	81,599	129
12-31-05	11.78	1.06	1.06	1.06	(0.48)	84,523	118
12-31-04	(1.29)	1.05	1.05	1.05	(0.67)	86,291	163
Class S
06-30-09	18.77	1.35	1.31	1.31	(0.26)	143,842	42
12-31-08	(40.04)	1.33	1.31	1.31	(0.02)	89,548	137
12-31-07	18.86	1.33	1.33	1.33	(0.50)	1,140	84
12-31-06	6.79	1.33	1.33	1.33	(0.51)	551	129
07-20-05(5)-12-31-05	9.49	1.31	1.31	1.31	(0.73)	78	118
01-01-03 -12-16-03(5)	38.49	1.35	1.35	1.36	(1.13)	—	15
12-31-02	(41.50)	1.36	1.36	1.37	(1.14)	7	61
Class S2
02-27-09(4)-06-30-09	28.24	1.60	1.46	1.46	(0.36)	4	42

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Commencement of operations.

(5)  Class S was fully redeemed on December 16, 2003 and recommenced operations on July 20, 2005.

*  Amount is less than $0.005 or $500 or more than $(0.005).

•  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).

(a)  There was no impact on total return by the affiliate payment in Note 15.

(b)  There was no impact on total return by the affiliate payment.

(c)  In 2005, the Investment Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting a Portfolio's investment's guidelines. There was no impact on total return.

(d)  NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

See Accompanying Notes to Financial Statements
19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Product Funds are comprised of ING Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act").

ING Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one portfolio, ING Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen separate active portfolios. The four portfolios that are in this report are: ING Opportunistic LargeCap Growth Portfolio ("Opportunistic LargeCap Growth"), ING Small Company Portfolio ("Small Company"), ING Opportunistic LargeCap Portfolio ("Opportunistic LargeCap"), formerly ING Opportunistic LargeCap Value Portfolio and ING BlackRock Science and Technology Opportunities Portfolio ("Science and Technology Opportunities"), formerly ING BlackRock Global Science and Technology Portfolio. ING Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING Intermediate Bond Portfolio ("Intermediate Bond"). ING Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING Money Market Portfolio ("Money Market"). Prior to May 1, 2009, Balanced, Growth and Income, Small Company, Intermediate Bond and Money Market contained the "VP" prefix in their name. Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios".

The following is a brief description of each Portfolio's investment objective:

•  Balanced seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects;

•  Growth and Income seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock;

•  Opportunistic LargeCap Growth seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer growth potential;

•  Small Company seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations;

•  Opportunistic LargeCap seeks growth of capital primarily through investment in a diversified portfolio of common stocks;

•  Intermediate Bond seeks to maximize total return consistent with reasonable risk;

•  Money Market seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market investments while maintaining a stable share price of $1.00(1); and

•  Science and Technology Opportunities seeks long-term capital appreciation.

(1)  Effective October 7, 2008, Money Market seeks to maintain a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

Each Portfolio offers Class I and Class S shares. Each Portfolio, except Money Market, offers Adviser ("ADV") Class shares. Each Portfolio, except, Opportunistic LargeCap Growth, Opportunistic LargeCap and Money Market, offers Service 2 Class (Class "S2") shares. The four classes differ principally in applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent directors/trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to qualified pension and retirement plans outside the variable contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the companies under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.

ING Investments, LLC ("ING Investments'' or the "Investment Adviser"), an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. ("ING IM''), a Connecticut corporation, to serve as the sub-adviser to each Portfolio, with the exception of Science and Technology Opportunities. ING Funds Distributor, LLC ("IFD" or the "Distributor") is the principal underwriter of the Portfolios. ING Investments, ING IM and IFD are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank's core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep's Debt/Equity ratio.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES`

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

Money Market uses the amortized cost method to value its portfolio securities, which approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing each Portfolio's investments under these levels of classification is included following the Portfolios of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

Effective for fiscal years and interim periods ending after November 15, 2008, the FASB issued

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161." The amendments to FAS 133 require enhanced disclosure regarding credit derivatives sold, including (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (2) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (3) the fair value of the credit derivative, and (4) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the use of Derivative Instruments. The Portfolios' investment objectives permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within the Portfolios' International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements. These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by a Portfolio and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on swaps, OTC derivatives and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. At June 30, 2009, Intermediate Bond has pledged $1,130,000 in collateral to various counterparties. The collateral is being held by a third-party agent and is not reflected on the Statement of Assets and Liabilities.

E.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the six months ended June 30, 2009, Science and Technology Opportunities has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

For the six months ended June 30, 2009, the total amount of all open forward foreign currency contracts as presented following the Portfolio of Investments is indicative of the volume of this derivative type.

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2009, Balanced, Growth and Income, and Intermediate Bond have purchased futures contracts on various equity indexes to increase exposure to equity risk. Balanced and Intermediate Bond also purchased futures contracts on various bonds and notes to increase exposure to interest rate risk. In addition, Balanced and Intermediate Bond sold futures contracts on various bonds and notes to decrease exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio's securities. For the six months ended June 30, 2009, the total amount of all open futures contracts as presented following each Portfolio of Investments is indicative of the volume of this derivative type.

F.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Opportunistic LargeCap Growth, Small Company, Opportunistic LargeCap and Science and Technology Opportunities declare and pay dividends annually. Growth and Income and Intermediate Bond, declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of each Portfolio's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J.  Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.  Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% (10% for Money Market) of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

L.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

M.  Mortgage Dollar Roll Transactions. Each Portfolio, except Opportunistic LargeCap Growth and Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

N.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statements of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009, for which a Portfolio is seller of protection are disclosed in each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2009, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2009, both Balanced and Intermediate Bond have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

Balanced and Intermediate Bond invest in derivatives only if the expected risks and rewards are consistent with their investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total notional amount of all open swap positions as presented following each Portfolio of Investments is indicative of the volume of this derivative type.

O.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$329,576,212	$397,852,039
Growth and Income	979,481,665	967,903,404
Opportunistic LargeCap Growth	50,133,465	53,238,350
Small Company	351,481,160	326,332,461
Opportunistic LargeCap	105,971,811	110,602,333
Intermediate Bond	975,024,878	1,201,001,539
Science and Technology Opportunities	115,472,734	68,217,960

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$717,779,017	$689,125,300
Intermediate Bond	11,712,045,051	11,485,479,031

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500% on first $10 billion; 0.450% on next $5 billion; and 0.425% over $15 billion
Opportunistic LargeCap Growth	0.600%
Small Company	0.750%
Opportunistic LargeCap	0.600%
Intermediate Bond	0.400%
Money Market	0.250%
Science and Technology Opportunities	0.950%

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for Science and Technology Opportunities. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

BlackRock Advisors, LLC ("BlackRock"), serves as Sub-Adviser to Science and Technology Opportunities pursuant to a Sub-Advisory Agreement, effective February 2, 2007, between the Investment Adviser and BlackRock.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2009, the Investment Adviser for Balanced, Growth and Income, Opportunistic LargeCap Growth, Small Company, Opportunistic LargeCap and Intermediate Bond waived $7,538, $18,781, $212, $4,733, $167, and $42,972 of such management fees, respectively. These fees are not subject to recoupment.

Pursuant to administration agreements, ING Funds Services, LLC ("IFS"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

Class S shares of the Portfolios have adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Balanced	$241,730	$26,717	$1,334	$269,781
Growth and Income	839,521	92,685	59,470	991,676
Opportunistic LargeCap Growth	34,036	3,124	1,849	39,009
Small Company	321,557	23,641	10,716	355,914
Opportunistic LargeCap	37,950	3,484	2,162	43,596
Intermediate Bond	919,044	126,878	237,149	1,283,071
Money Market	331,412	72,908	—	404,320
Science and Technology Opportunities	169,585	9,818	29,432	208,835

The Registrants have adopted a Deferred Compensation Plan (the "Policy"), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors' fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

At June 30, 2009, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Balanced (91.40%); Growth and Income (9.40%); Opportunistic

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

LargeCap Growth (91.40%); Small Company (41.00%); Opportunistic LargeCap Value (83.80%); Intermediate Bond (32.50%); Money Market (98.10%); and Science and Technology Opportunities (33.10%)

ING LifeStyle Growth Portfolio — Small Company (16.10%)

ING LifeSyle Moderate Growth Portfolio — Intermediate Bond (7.30%)

ING LifeSyle Moderate Portfolio — Intermediate Bond (5.30%)

ING Solution 2025 Portfolio — Small Company (9.20%)

ING USA Annuity and Life Insurance Company — Growth and Income (84.80%); Small Company (10.00%); Opportunistic LargeCap (13.10%); Intermediate Bond (40.30%); and Science and Technology Opportunities (63.90%)

Reliastar Life Insurance Company — Opportunistic LargeCap Growth (6.60%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements ("Expense Limitation Agreements") with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Opportunistic LargeCap Growth	1.30%	0.80%	1.05%	n/a
Small Company	1.45%	0.95%	1.20%	1.35%
Opportunistic LargeCap	1.30%	0.80%	1.05%	n/a
Science and Technology Opportunities	1.55%	1.05%	1.30%	1.45%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2009, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2010	2011	2012	Total
Science and Technology Opportunities	$—	$—	$72,286	$72,286

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios to which the loan is made. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2009:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Growth and Income	42	$804,762	1.17%
Intermediate Bond(1)	5	9,146,000	1.17

(1) At June 30, 2009, Intermediate Bond had an outstanding balance of $2,430,000.

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class ADV
06-30-09	—	—	—	(1)	(1)	—	—	—	(8)	(8)
12-31-08	—	—	—	(1)	(1)	—	—	—	(12)	(12)
Class I
06-30-09	1,836,674	—	3,161,486	(5,656,562)	(658,402)	14,958,327	—	27,220,392	(48,648,111)	(6,469,392)
12-31-08	354,934	—	9,121,937	(16,235,628)	(6,758,757)	3,692,548	—	110,649,102	(185,483,682)	(71,142,032)
Class S
06-30-09	20,550	—	33,083	(59,676)	(6,043)	175,093	—	283,520	(509,141)	(50,528)
12-31-08	125,814	—	89,235	(198,053)	16,996	1,479,685	—	1,077,072	(2,287,198)	269,559
Class S2
02-27-09(1) - 06-30-09	376	—	—	—	376	3,000	—	—	—	3,000
Growth and Income
Class ADV
06-30-09	4,745	—	—	(16,415)	(11,670)	69,936	—	—	(229,205)	(159,269)
12-31-08	40,306	—	792	(37,703)	3,395	848,718	—	11,483	(780,408)	79,793
Class I
06-30-09	8,642,028	—	—	(8,242,971)	399,057	124,511,911	—	—	(120,375,996)	4,135,915
12-31-08	11,913,505	—	2,316,631	(19,771,802)	(5,541,666)	251,520,863	—	33,730,148	(402,121,000)	(116,869,989)
Class S
06-30-09	167,637	—	—	(1,848,868)	(1,681,231)	2,505,925	—	—	(26,058,574)	(23,552,649)
12-31-08	4,145,988	16,787,613	397,722	(3,014,524)	18,316,799	94,804,530	353,711,801	5,751,055	(57,814,407)	396,452,979
Class S2
02-27-09(1) - 06-30-09	236	—	—	—	236	3,000	—	—	—	3,000
Opportunistic LargeCap Growth
Class ADV
06-30-09	14,542	—	—	(12,856)	1,686	99,660	—	—	(85,962)	13,698
12-31-08	41,857	—	—	(68,101)	(26,244)	449,026	—	—	(677,704)	(228,678)
Class I
06-30-09	116,912	—	57,009	(636,671)	(462,750)	815,827	—	404,193	(4,387,199)	(3,167,179)
12-31-08	252,635	—	69,368	(2,727,762)	(2,405,759)	2,567,062	—	749,873	(27,428,648)	(24,111,713)
Class S
06-30-09	238,763	—	2,607	(235,521)	5,849	1,657,249	—	18,353	(1,597,567)	78,035
12-31-08	221,013	—	4,259	(907,567)	(682,295)	2,090,131	—	45,652	(8,653,583)	(6,517,800)
Small Company
Class ADV
06-30-09	—	—	—	—	—	—	—	—	—	—
12-16-08(1) - 12-31-08	270	—	—	—	270	3,000	—	—	—	3,000
Class I
06-30-09	5,914,832	—	272,837	(4,090,869)	2,096,800	59,677,602	—	3,140,406	(46,459,836)	16,358,172
12-31-08	9,251,093	—	4,962,617	(9,110,644)	5,103,066	147,087,480	—	79,699,637	(145,489,311)	81,297,806
Class S
06-30-09	1,575,337	—	29,034	(973,954)	630,417	16,957,834	—	330,410	(10,608,240)	6,680,004
12-31-08	4,478,420	—	25,696	(785,827)	3,718,289	66,404,448	—	409,079	(11,553,473)	55,260,054
Class S2
02-27-09(1) - 06-30-09	324	—	—	—	324	3,000	—	—	—	3,000
Opportunistic LargeCap
Class ADV
06-30-09	—	—	—	—	—	—	—	—	—	—
12-31-08	—	—	—	(1)	(1)	—	—	—	(11)	(11)
Class I
06-30-09	97,480	—	302,318	(601,579)	(201,781)	761,801	—	2,288,544	(4,532,628)	(1,482,283)
12-31-08	136,501	—	1,629,562	(2,175,855)	(409,792)	1,384,980	—	20,255,455	(25,817,102)	(4,176,667)
Class S
06-30-09	29,797	—	42,891	(144,621)	(71,933)	230,504	—	323,400	(1,090,795)	(536,891)
12-31-08	14,810	—	269,654	(387,908)	(103,444)	178,165	—	3,330,233	(4,432,841)	(924,443)

(1) Commencement of operations.

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Intermediate Bond
Class ADV
06-30-09	—	—	—	(1)	(1)	—	—	—	(11)	(11)
12-31-08	—	—	—	(1)	(1)	—	—	—	(12)	(12)
Class I
06-30-09	12,595,624	—	731,736	(29,111,497)	(15,784,137)	138,160,565	—	7,990,578	(316,574,353)	(170,423,210)
12-31-08	53,358,622	2,918,609	14,350,541	(79,274,180)	(8,646,408)	686,343,323	37,264,333	165,967,496	(993,285,707)	(103,710,555)
Class S
06-30-09	8,989,876	—	245,087	(9,099,439)	135,524	97,858,297	—	2,661,647	(99,227,877)	1,292,067
12-31-08	32,168,698	848,254	8,949,716	(19,339,594)	22,627,074	410,405,825	10,751,281	102,233,412	(233,459,612)	289,930,906
Class S2
02-27-09(1) - 06-30-09	278	—	—	—	278	3,000	—	—	—	3,000
Money Market
Class I
06-30-09	58,471,183	—	3,588,024	(278,262,395)	(216,203,188)	58,471,183	—	3,486,834	(278,262,395)	(216,304,378)
12-31-08	1,747,332,311	—	16,756,212	(94,879,849)	1,669,208,674	384,970,723	—	124,653,168	(346,315,736)	163,308,155
Science and Technology Opportunities
Class ADV
06-30-09	—	—	—	—	—	—	—	—	—	—
12-16-08(1) - 12-31-08	912	—	—	—	912	3,000	—	—	—	3,000
Class I
06-30-09	2,634,294	—	—	(720,976)	1,913,318	9,265,952	—	—	(2,448,135)	6,817,817
12-31-08	3,072,997	—	—	(3,991,670)	(918,673)	14,071,302	—	—	(18,237,345)	(4,166,043)
Class S
06-30-09	14,346,033	—	—	(4,622,865)	9,723,168	49,591,029	—	—	(15,269,729)	34,321,300
12-31-08	8,356,135	24,911,193	—	(5,950,375)	27,316,953	38,376,474	123,216,459	—	(23,407,370)	138,185,563
Class S2
02-27-09(1)-06-30-09	998	—	—	(1)	997	3,003	—	—	(3)	3,000

(1) Commencement of operations.

NOTE 10 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Money Market) of the Portfolio's net assets, at market value, at time of purchase.

	Security	Principal Amount/ Shares	Initial Acquision Date	Cost	Value	Percent of Net Assets
Balanced	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	700,000	11/21/06	$683,243	$—	0.0%
	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	600,000	11/21/06	597,758	—	0.0%
	PEA Lima, LLC, 0.000%, due 03/20/14	92,655	03/20/09	5,226	9	0.0%
				$1,286,227	$9	0.0%
Growth and Income	Seagate Technology, Inc. - Escrow	2,600	05/09/02	$—	$—	0.0%
				$—	$—	0.0%
Intermediate Bond	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	4,000,000	11/21/06	$3,985,331	$—	0.0%
	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	4,900,000	11/21/06	4,850,115	—	0.0%
	PEA Lima, LLC, 0.000%, due 03/20/14	617,699	03/20/09	34,843	62	0.0%
				$8,870,289	$62	0.0%

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the Bank of New York Mellon Corp. Institutional Cash Reserves Fund ("BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2009, and throughout the period covered by this report, the BICR Fund held certain defaulted securities that had market values significantly below amortized cost. The Portfolios agreed to the terms of capital support extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the certain defaulted securities held by the BICR Fund. BNYC will support the value of these securities up to a certain amount and subject, in part, to the Portfolios' continued lending of securities. The recorded value of each Portfolio's investment in the BICR Fund includes the value of the underlying securities held by the BICR Fund and the estimated value of the support to be provided by BNYC. The investment in the BICR Fund is included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2009, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
Balanced	$48,022,737	$49,131,766
Growth and Income	27,102,777	28,561,378
Opportunistic LargeCap Growth	1,757,806	1,833,148
Small Company	30,577,132	31,619,673
Opportunistic LargeCap	1,108,732	1,148,804
Intermediate Bond	522,237,271	533,761,298
Money Market	1,058,427	1,077,010
Science and Technology Opportunities	6,919,949	7,315,890

*   Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio's Portfolio of Investments.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

Concentration (Science and Technology Opportunities). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Intermediate Bond and Science and Technology Opportunities). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

Derivatives (All Portfolios except Opportunistic LargeCap and Money Market). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a Portfolio's adviser or sub-adviser might imperfectly judge the market's direction.

Corporate Debt Securities (Balanced and Intermediate Bond). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payment on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issue and general market liquidity. When interest rates decline, the value of the Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

During the year ended December 31, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During that period, Balanced and Intermediate Bond had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI's affiliates were unable to fulfill their commitments and, in certain cases, Balanced and Intermediate Bond terminated their trades and related agreements with the relevant entities and, where appropriate, are in the process of initiating claims for damages. Management has determined that the financial impact to the Portfolios relating to these events is immaterial.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Balanced	$27,504,098	$60,981,872	$50,744,407
Growth and Income	—	39,517,165	—
Opportunistic Large Cap Growth	422,546	795,525	—
Small Company	3,470,816	5,865,236	74,243,480
Opportunistic Large Cap	2,611,957	2,609,792	20,976,051
Intermediate Bond	10,654,341	268,240,664	—
Money Market	3,486,834	124,653,168	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Balanced	$27,501,921	$(144,712,701)	$—	$(574,085)	2009
				(134,169,975)	2016
				$(134,744,060)*
Growth and Income	—	(307,525,947)	(121,332,257)	(1,745,504,149)	2009
				(63,082,574)	2010
				(48,933,227)	2015
				(454,661,688)	2016
				$(2,312,181,638)*

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Opportunistic Large Cap Growth	$421,521	$(13,379,890)	$—	$(71,685,369)	2009
				(65,982,870)	2010
				(1,529,437)	2011
				(42,028,267)	2016
				$(181,225,943)*
Small Company	3,469,382	(137,432,190)	—	(52,676,115)	2016
Opportunistic Large Cap	2,610,842	(19,977,868)	—	(29,296,914)	2016
Intermediate Bond	10,648,573	(441,758,355)	(155,718,209)	—	—
Money Market	—	(149,401)	—	(1,860,826)	2009
				(169)	2011
				(244,520)	2012
				$(2,105,515)
Science and Technology Opportunities	—	(59,100,007)	—	(6,713,564)	2009
				(3,997,473)	2010
				(3,997,473)	2011
				(4,991,402)	2015
				(13,211,790)	2016
				$(32,911,702)*

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios' major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — REORGANIZATIONS

On September 8, 2008, Growth and Income, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING Capital Guardian U.S. Equities Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Shares. Net assets and unrealized depreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforwards (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
Growth and	ING Capital Guardian
Income	U.S. Equities Portfolio	$353,712	$2,384,341	$(48,933)	$6,331	0.35

The net assets of Growth and Income after the acquisition were $2,738,052,537.

On April 28, 2008, Science and Technology Opportunities and Intermediate Bond, as listed below ("Acquiring Portfolios"), acquired the assets and certain liabilities of ING Global Technology Portfolio and ING Lord Abbett U.S. Government Securities Portfolio, also listed below ("Acquired Portfolios"), respectively, in a tax-free reorganization in exchange for shares of each Acquiring Portfolio, pursuant to a plan of reorganization approved by each Acquired

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

Portfolio's shareholders. The number and value of shares issued by each Acquiring Portfolio are presented in Note 9 — Capital Shares. Net assets and unrealized depreciation as of the reorganization date were as follows:

Acquiring Portfolios	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforwards (000's)	Acquired Portfolio Unrealized Depreciation (000's)	Conversion Ratio
Science and	ING Global
Technology	Technology
Opportunities	Portfolio	$123,216	$87,851	$(4,991)	$(128)	1.30
Intermediate Bond	ING Lord Abbett U.S Government Securities Portfolio	48,016	3,557,999	—	—	0.77

The net assets of Science and Technology Opportunities and Intermediate Bond after the acquisitions were $211,067,879 and $3,606,015,157, respectively.

NOTE 15 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING agreed with the Portfolios to indemnify and hold harmless the Portfolios from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the U.S. Securities and Exchange Commission in connection with investigations related to mutual funds and variable insurance products. In December 2008, ING settled its indemnification commitments by making payments to the affected Portfolios. In connection with the settlement, ING paid $2,198 to Growth and Income, and $22,573 to Opportunistic LargeCap.

NOTE 16 — LITIGATION

On December 12, 2003, Aeltus Investment Management, Inc. (now known as ING Investment Management Co.)( "IIM" ) received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York in the matter of Enron Corp. v. Mass Mutual Life Insurance Co., et al. Among other defendants named in the Complaint are defendants ING VP Balanced Portfolio Inc. and ING VP Bond Portfolio (the "Subject Portfolios"). As of August 6, 2004, the ING VP Bond Portfolio changed its name to the ING VP Intermediate Bond Portfolio. As of May 1, 2009, the ING VP Intermediate Bond Portfolio and the ING VP Balanced Portfolio changed their names to ING Intermediate Bond Portfolio and ING Balanced Portfolio, respectively. The Complaint alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code").

The Complaint seeks to recover from the defendants including the Subject Portfolios, these transfers under the alternative but interrelated bankruptcy theories of preferential transfer and fraudulent conveyance. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale of ING VP Balanced Portfolio, Inc. of $23,181,757 of the Notes on or about October 29, 2001, and the sale by ING VP Bond Portfolio of $24,963,125 of the Notes on or about October 29, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amount of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. If Enron proves up the elements of preferential transfer and/or fraudulent conveyance, these are strict liability theories of recovery.

The Subject Portfolios are part of a defense group of similarly-situated defendants. Along with those and other defendants, the Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546(e) of the Bankruptcy Code provides a complete defense.

The bankruptcy court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. The Subject Portfolios moved for leave to pursue an immediate appeal (the "Appeal") of the bankruptcy court's decision to the district court.

On April 4, 2006, the Securities and Exchange Commission filed a memorandum in support of the

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 16 — LITIGATION (continued)

Subject Portfolio's motion for leave with the U.S. District Court. In addition, the U.S. Attorney's office, on behalf of the United States of America and the Department of Treasury as well as the Federal Reserve Board has each filed statements of interest in support of the Appeal.

On January 25, 2008, the United States District Court of Southern New York denied the motion for leave to appeal the bankruptcy court's denial of the Subject Portfolios' motion to dismiss. The court found there were questions of fact that still needed to be resolved.

On April 29, 2008, IIM and the Funds joined a plenary motion for summary judgment filed by Goldman Sachs. In addition, a separate brief was filed on behalf of IIM asserting the defenses unique to the investment advisor defendants; that they were merely conduits. On April 7, 2009, the court heard oral arguments on the motions for summary judgment. The SEC intervened in the action and argued in favor of the defendants on the grounds that a decision against ING Funds would have a negative impact on the financial markets.

On June 29, 2009, the court ruled on the motion for summary judgment and held that the pre-payments made were not protected from avoidance by section 546(e) of the Bankruptcy Code and denied the summary judgment to the Funds; however, the court did grant the summary judgment to dismiss IIM. As a result the Funds will be bearing the full cost of the continuing litigation. Management is discussing next steps with bankruptcy counsel and Fund counsel. Currently, the most promising approach appears to be an appeal or a trial in the district court.

NOTE 17 — SUBSEQUENT EVENTS

Dividends. Subsequent to June 30, 2009, the following Portfolios declared dividends of:

	Type	Per Share Amount	Payable Date	Record Date
Opportunistic LargeCap Growth
Class ADV	NII	$0.0035	August 6, 2009	August 4, 2009
Class I	NII	0.0234	August 6, 2009	August 4, 2009
Class S	NII	0.0126	August 6, 2009	August 4, 2009
Money Market
Class I	NII	0.0002	8/3/09	Daily

NII — Net investment income

The Board approved a proposal to reorganize Opportunistic LargeCap Growth into Opportunistic LargeCap. Shareholder approval was obtained and the reorganization closed on August 7, 2009.

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 26, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

38

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 58.5%
		Advertising: 0.4%
13,127		Harte-Hanks, Inc.	$121,425
146,370	@	Interpublic Group of Cos., Inc.	739,169
2,905	@	inVentiv Health, Inc.	39,305
36,439		Omnicom Group	1,150,744
			2,050,643
		Aerospace/Defense: 2.4%
1,864	@	AAR Corp.	29,917
1,056	@	Aerovironment, Inc.	32,588
3,294	@	Alliant Techsystems, Inc.	271,294
1,729	@	BE Aerospace, Inc.	24,828
4,100		Cubic Corp.	146,739
1,970		Curtiss-Wright Corp.	58,568
1,290	@	Esterline Technologies Corp.	34,920
22,467		General Dynamics Corp.	1,244,447
18,974		Goodrich Corp.	948,131
22,700		L-3 Communications Holdings, Inc.	1,574,926
35,201		Lockheed Martin Corp.	2,838,961
1,438	@	Moog, Inc.	37,115
1,058		National Presto Industries, Inc.	80,514
51,430		Northrop Grumman Corp.	2,349,322
4,064	@	Orbital Sciences Corp.	61,651
43,650		Raytheon Co.	1,939,370
1,700	@	Teledyne Technologies, Inc.	55,675
1,032		Triumph Group, Inc.	41,280
49,156		United Technologies Corp.	2,554,146
			14,324,392

Shares			Value
		Agriculture: 1.2%
11,050	@	Alliance One International, Inc.	$41,990
124,121		Altria Group, Inc.	2,034,343
2,203		Andersons, Inc.	65,958
39,850		Archer-Daniels-Midland Co.	1,066,785
61,460		Philip Morris International, Inc.	2,680,885
30,416		Reynolds American, Inc.	1,174,666
			7,064,627
		Airlines: 0.0%
12,315		Skywest, Inc.	125,613
			125,613
		Apparel: 0.2%
9,479	@	Carter's, Inc.	233,278
6,756	@	CROCS, Inc.	22,970
1,290	@	Deckers Outdoor Corp.	90,648
7,202	@	Iconix Brand Group, Inc.	110,767
346	@	Maidenform Brands, Inc.	3,969
1,898		Oxford Industries, Inc.	22,112
4,324		Polo Ralph Lauren Corp.	231,507
124	@	Skechers USA, Inc.	1,211
9,284	@	Timberland Co.	123,199
2,700	@,L	True Religion Apparel, Inc.	60,210
943	@,L	Under Armour, Inc.	21,104
1,451	@,L	Volcom, Inc.	18,138
2,800	@	Warnaco Group, Inc.	90,720
1,937		Wolverine World Wide, Inc.	42,730
			1,072,563
		Auto Manufacturers: 0.1%
55,600	@	Ford Motor Co.	337,492
3,600		Oshkosh Truck Corp.	52,344
3,860	L	Wabash National Corp.	2,702
			392,538
		Auto Parts & Equipment: 0.1%
5,800		BorgWarner, Inc.	198,070
4,609		Spartan Motors, Inc.	52,220
7,354		Superior Industries International	103,691
			353,981
		Banks: 4.8%
17,200		Associated Banc-Corp.	215,000
12,381		Bancorpsouth, Inc.	254,182
5,557		Bank Mutual Corp.	48,457
272,303		Bank of America Corp.	3,594,400
3,561		Bank of Hawaii Corp.	127,591
33,544		Bank of New York Mellon Corp.	983,175
4,000		Bank of the Ozarks, Inc.	86,520
32,770		BB&T Corp.	720,285
12,900	L	Cascade Bancorp.	18,189
4,990		Central Pacific Financial Corp.	18,713
197,600	S,L	Citigroup, Inc.	586,872
75		Columbia Banking System, Inc.	767
4,617		Commerce Bancshares, Inc.	146,959
4,181		Community Bank System, Inc.	60,875
2,900		Cullen/Frost Bankers, Inc.	133,748
4,547	@@,L	First Bancorp. Puerto Rico	17,961
4,842		First Financial Bancorp.	36,412
4,150	S,L	First Financial Bankshares, Inc.	208,994
18,221		First Midwest Bancorp., Inc.	133,196
13,958		FirstMerit Corp.	237,007
1,141	L	Frontier Financial Corp.	1,381

See Accompanying Notes to Financial Statements
39

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Banks (continued)
6,850		Fulton Financial Corp.	$35,689
6,992		Glacier Bancorp., Inc.	103,272
23,542		Goldman Sachs Group, Inc.	3,471,032
4,037		Hancock Holding Co.	131,162
327		Home Bancshares, Inc.	6,226
6,079		Independent Bank Corp.	119,756
14,400	L	International Bancshares Corp.	148,464
131,357		JPMorgan Chase & Co.	4,480,587
12,500	L	M&T Bank Corp.	636,625
26,099		Morgan Stanley	744,082
21,400		National Penn Bancshares, Inc.	98,654
1,700		NBT Bancorp., Inc.	36,907
21,410		Northern Trust Corp.	1,149,289
10,839		Old National Bancorp.	106,439
34,263		PNC Financial Services Group, Inc.	1,329,747
7,100		Prosperity Bancshares, Inc.	211,793
10,333		S&T Bancorp, Inc.	125,649
885	@	Signature Bank	24,001
2,523		Simmons First National Corp.	67,415
17,836		State Street Corp.	841,859
7,267		Sterling Bancorp.	60,679
20,500		Sterling Bancshares, Inc.	129,765
27,284		Susquehanna Bancshares, Inc.	133,419
2,257		Tompkins Financial Corp.	108,223
11,300		Trustco Bank Corp.	66,783
9,500		Trustmark Corp.	183,540
167		UCBH Holdings, Inc.	210
5,660		UMB Financial Corp.	215,137
1,207		Umpqua Holdings Corp.	9,366
2,050	L	United Bankshares, Inc.	40,057
50,178		US Bancorp.	899,190
177,733		Wells Fargo & Co.	4,311,803
3,550	L	Westamerica Bancorp.	176,116
1,768	L	Wilmington Trust Corp.	24,151
4,700		Wilshire Bancorp., Inc.	27,025
1,148		Wintrust Financial Corp.	18,460
			27,903,256
		Beverages: 0.5%
21,881		Coca-Cola Co.	1,050,069
41,345		Coca-Cola Enterprises, Inc.	688,394
2,675	@,L	Green Mountain Coffee Roasters, Inc.	158,146
4,598	@	Hansen Natural Corp.	141,710
1,100	@	Peet's Coffee & Tea, Inc.	27,720
4,600		Pepsi Bottling Group, Inc.	155,664
3,430		PepsiAmericas, Inc.	91,958
15,510		PepsiCo, Inc.	852,430
			3,166,091
		Biotechnology: 0.6%
29,045	@	Amgen, Inc.	1,537,642
4,200	@	Arqule, Inc.	25,788
18,255	@	Biogen Idec, Inc.	824,213
1,050	@	Charles River Laboratories International, Inc.	35,438
10,200	@	Cubist Pharmaceuticals, Inc.	186,966
2,050	@	Enzo Biochem, Inc.	9,082
5,417	@	Gilead Sciences, Inc.	253,732
6,120	@	Martek Biosciences Corp.	129,438
2,071	@	OSI Pharmaceuticals, Inc.	58,464
5,896	@	Regeneron Pharmaceuticals, Inc.	105,656
10,700	@	Vertex Pharmaceuticals, Inc.	381,348
			3,547,767

Shares			Value
		Building Materials: 0.1%
7,550		Apogee Enterprises, Inc.	$92,865
4,550		Eagle Materials, Inc.	114,842
8,516		Gibraltar Industries, Inc.	58,505
838		Lennox International, Inc.	26,908
18,544		Louisiana-Pacific Corp.	63,420
1,250		Martin Marietta Materials, Inc.	98,600
6,150	@,L	NCI Building Systems, Inc.	16,236
170		Simpson Manufacturing Co., Inc.	3,675
1,430	L	Texas Industries, Inc.	44,845
3,200		Universal Forest Products, Inc.	105,888
			625,784
		Chemicals: 1.0%
7,747		Airgas, Inc.	313,986
1,450		Albemarle Corp.	37,077
1,363		American Vanguard Corp.	15,402
2,864		Arch Chemicals, Inc.	70,426
5,337		Ashland, Inc.	149,703
5,765		Balchem Corp.	141,358
14,170		Cabot Corp.	178,259
3,608		CF Industries Holdings, Inc.	267,497
54,600		Dow Chemical Co.	881,244
5,127		FMC Corp.	242,507
4,340		HB Fuller Co.	81,462
4,918		Lubrizol Corp.	232,671
4,626		Minerals Technologies, Inc.	166,629
7,664		Monsanto Co.	569,742
1,760		NewMarket Corp.	118,501
2,200		Olin Corp.	26,158
4,820	@	OM Group, Inc.	139,876
17,735	@	PolyOne Corp.	48,062
25,090		PPG Industries, Inc.	1,101,451
3,881		Quaker Chemical Corp.	51,578
8,920		Schulman A, Inc.	134,781
6,610		Sherwin-Williams Co.	355,288
740		Stepan Co.	32,678
10,300		Terra Industries, Inc.	249,466
7,961		Valspar Corp.	179,361
1,975		Zep, Inc.	23,799
			5,808,962
		Coal: 0.1%
9,983		Arch Coal, Inc.	153,439
4,960	@,L	Patriot Coal Corp.	31,645
17,900		Peabody Energy Corp.	539,864
			724,948
		Commercial Services: 1.6%
2,400	L	Aaron Rents, Inc.	71,568
1,456		ABM Industries, Inc.	26,310
5,100		Administaff, Inc.	118,677
7,617	@,L	Alliance Data Systems Corp.	313,744
1,600	@	American Public Education, Inc.	63,376
3,900	@	AMN Healthcare Services, Inc.	24,882
10,981	@	Apollo Group, Inc. - Class A	780,969
1,912		Arbitron, Inc.	30,382
19,500		Automatic Data Processing, Inc.	691,080
2,900	@,L	Bankrate, Inc.	73,196
3,100	@	Brink's Home Security Holdings, Inc.	87,761
1,900	@,L	Capella Education Co.	113,905
8,500	@	Career Education Corp.	211,565
2,755		CDI Corp.	30,718
3,650		Chemed Corp.	144,102

See Accompanying Notes to Financial Statements
40

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
1,114	@	Coinstar, Inc.	$29,744
1,467	@	Consolidated Graphics, Inc.	25,555
15,300	@	Corinthian Colleges, Inc.	259,029
3,289	@	Corrections Corp. of America	55,880
1,200	@	Corvel Corp.	27,324
2,070		Deluxe Corp.	26,517
5,050	@	Forrester Research, Inc.	123,978
5,445	@	FTI Consulting, Inc.	276,170
11,500	@	Gartner, Inc.	175,490
5,450	@	Geo Group, Inc.	101,261
10,300		Global Payments, Inc.	385,838
1,600		Healthcare Services Group	28,608
9,650		Heartland Payment Systems, Inc.	92,351
10,000	@	Hewitt Associates, Inc.	297,800
2,102		Hillenbrand, Inc.	34,977
1,415	@	HMS Holdings Corp.	57,619
1,950	@	ITT Educational Services, Inc.	196,287
6,000		Kelly Services, Inc.	65,700
6,333	@	Kendle International, Inc.	77,516
6,450		Lender Processing Services, Inc.	179,117
6,712	@	Live Nation, Inc.	32,620
7,350		Manpower, Inc.	311,199
9,300		Moody's Corp.	245,055
17,900	@	MPS Group, Inc.	136,756
4,796	@	Navigant Consulting, Inc.	61,964
16,050	@	On Assignment, Inc.	62,756
1,450	@	Parexel International Corp.	20,851
11,733		Pharmaceutical Product Development, Inc.	272,440
1,750	@,L	Pre-Paid Legal Services, Inc.	76,283
11,000	@	Rent-A-Center, Inc.	196,130
61,623		RR Donnelley & Sons Co.	716,059
21,250	@	SAIC, Inc.	394,188
18,300		Service Corp. International	100,284
2,958	@	Spherion Corp.	12,187
550	L	Strayer Education, Inc.	119,961
3,700	@	TeleTech Holdings, Inc.	56,055
4,400	@	Ticketmaster	28,248
5,940	@	TrueBlue, Inc.	49,896
3,000	@	Universal Technical Institute, Inc.	44,790
5,240		Viad Corp.	90,233
1,200		Watson Wyatt Worldwide, Inc.	45,036
60,977		Western Union Co.	1,000,023
5,756	@	Wright Express Corp.	146,605
			9,518,615
		Computers: 3.8%
36,022	@	Apple, Inc.	5,130,613
5,240	@	CACI International, Inc.	223,800
22,650	@	Ciber, Inc.	70,215
16,898	@	Computer Sciences Corp.	748,581
47,499	@	Dell, Inc.	652,161
9,100		Diebold, Inc.	239,876
7,302	@	DST Systems, Inc.	269,809
100,120	@	EMC Corp.	1,311,572
128,245		Hewlett-Packard Co.	4,956,669
2,663	@,L	Hutchinson Technology, Inc.	5,193
10,600		Imation Corp.	80,666
9,457	@	Insight Enterprises, Inc.	91,355
61,551		International Business Machines Corp.	6,427,155
3,900		Jack Henry & Associates, Inc.	80,925
6,900	@	Manhattan Associates, Inc.	125,718

Shares			Value
3,300	@	Mercury Computer Systems, Inc.	$30,525
11,584	@	Micros Systems, Inc.	293,307
1,390		MTS Systems Corp.	28,704
26,031	@	NCR Corp.	307,947
6,350	@,L	Palm, Inc.	105,220
9,070	@	Radisys Corp.	81,721
5,550	@	SYKES Enterprises, Inc.	100,400
3,750	@,L	Synaptics, Inc.	144,938
9,388	@	Synopsys, Inc.	183,160
15,395	@	Teradata Corp.	360,705
			22,050,935
		Cosmetics/Personal Care: 0.7%
882		Alberto-Culver Co.	22,429
1,050	@,L	Chattem, Inc.	71,505
76,835		Procter & Gamble Co.	3,926,269
			4,020,203
		Distribution/Wholesale: 0.2%
12,960	@	Brightpoint, Inc.	81,259
3,200	@	Fossil, Inc.	77,056
20,137	@	Ingram Micro, Inc.	352,398
10,450	@	LKQ Corp.	171,903
5,061	@	Scansource, Inc.	124,096
6,842	@	School Specialty, Inc.	138,277
8,232	@	Tech Data Corp.	269,269
2,450	L	Watsco, Inc.	119,879
			1,334,137
		Diversified Financial Services: 1.0%
940	@	Affiliated Managers Group, Inc.	54,699
46,000		American Express Co.	1,069,040
11,800	@,L	AmeriCredit Corp.	159,890
84,650		Charles Schwab Corp.	1,484,761
2,524		CME Group, Inc.	785,242
2,170		Eaton Vance Corp.	58,048
452		Financial Federal Corp.	9,289
1,150	L	Greenhill & Co., Inc.	83,042
4,300	@	IntercontinentalExchange, Inc.	491,232
4,526	@	Investment Technology Group, Inc.	92,285
16,150		Jefferies Group, Inc.	344,480
499	@	LaBranche & Co., Inc.	2,146
33,050	@	Nasdaq Stock Market, Inc.	704,296
10,380		National Financial Partners Corp.	75,982
7,720		OptionsXpress Holdings, Inc.	119,892
1,380	@,L	Portfolio Recovery Associates, Inc.	53,447
2,200	@	Stifel Financial Corp.	105,798
3,230		SWS Group, Inc.	45,123
852	@	TradeStation Group, Inc.	7,208
3,498		Waddell & Reed Financial, Inc.	92,242
5,347	@,L	World Acceptance, Corp.	106,459
			5,944,601
		Electric: 1.9%
16,340	@	AES Corp.	189,707
2,550		Alliant Energy Corp.	66,632
1,600		Avista Corp.	28,496
1,850		Central Vermont Public Service Corp.	33,485
4,178		CH Energy Group, Inc.	195,113
72,320		CMS Energy Corp.	873,626
12,800		Dominion Resources, Inc.	427,776

See Accompanying Notes to Financial Statements
41

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Electric (continued)
8,300		DPL, Inc.	$192,311
3,697		DTE Energy Co.	118,304
53,700		Exelon Corp.	2,749,977
9,900		FirstEnergy Corp.	383,625
24,116		FPL Group, Inc.	1,371,236
14,300		Hawaiian Electric Industries	272,558
6,000		MDU Resources Group, Inc.	113,820
11,800		NSTAR	378,898
1,949		NV Energy, Inc.	21,030
7,000		OGE Energy Corp.	198,240
4,100		PNM Resources, Inc.	43,911
27,900		PPL Corp.	919,584
54,100		Public Service Enterprise Group, Inc.	1,765,283
4,065		Unisource Energy Corp.	107,885
25,000		Xcel Energy, Inc.	460,250
			10,911,747
		Electrical Components & Equipment: 0.1%
5,250		Ametek, Inc.	181,545
3,933		Belden CDT, Inc.	65,681
4,700	@	Energizer Holdings, Inc.	245,528
7,259		Hubbell, Inc.	232,724
			725,478
		Electronics: 0.8%
1,000		American Science & Engineering, Inc.	69,120
16,700		Amphenol Corp.	528,388
12,600	@	Arrow Electronics, Inc.	267,624
16,086	@	Avnet, Inc.	338,289
350	@	Axsys Technologies, Inc.	18,774
883		Badger Meter, Inc.	36,203
1,503		Bel Fuse, Inc.	24,108
15,360	@	Benchmark Electronics, Inc.	221,184
9,600	S	Brady Corp.	241,152
10,095	@	Checkpoint Systems, Inc.	158,391
14,041		CTS Corp.	91,969
127	@	Cymer, Inc.	3,776
2,400		Daktronics, Inc.	18,480
2,848	@	Dionex Corp.	173,813
1,615	@	FEI Co.	36,984
2,811	S	Gentex Corp.	32,608
1,023	@	Itron, Inc.	56,337
847	@	LoJack Corp.	3,549
9,850		Methode Electronics, Inc.	69,147
3,627	@,@@	Mettler Toledo International, Inc.	279,823
8,500	@	Newport Corp.	49,215
1,408		Park Electrochemical Corp.	30,314
30,239		PerkinElmer, Inc.	526,159
3,970	@	Plexus Corp.	81,226
379	@	Rogers Corp.	7,667
6,150	@	Thomas & Betts Corp.	177,489
3,190	@	Trimble Navigation Ltd.	62,620
8,979	@	TTM Technologies, Inc.	71,473
5,708	@	Varian, Inc.	225,066
23,800	@	Vishay Intertechnology, Inc.	161,602
5,885	@	Waters Corp.	302,901
5,950		Watts Water Technologies, Inc.	128,163
7,900		Woodward Governor Co.	156,420
			4,650,034

Shares			Value
		Energy-Alternate Sources: 0.0%
2,892	@	Headwaters, Inc.	$9,717
			9,717
		Engineering & Construction: 0.7%
6,500	@	Aecom Technology Corp.	208,000
10,655	@	Dycom Industries, Inc.	117,951
11,810	@	EMCOR Group, Inc.	237,617
24,640		Fluor Corp.	1,263,786
4,500		Granite Construction, Inc.	149,760
2,326	@	Insituform Technologies, Inc.	39,472
26,300	@	Jacobs Engineering Group, Inc.	1,106,967
13,573		KBR, Inc.	250,286
8,408	@	Shaw Group, Inc.	230,463
1,100	@	Stanley, Inc.	36,168
6,820	@	URS Corp.	337,726
			3,978,196
		Entertainment: 0.0%
1,935	@	DreamWorks Animation SKG, Inc.	53,387
6,056	@	Pinnacle Entertainment, Inc.	56,260
8,500	@	Shuffle Master, Inc.	56,185
			165,832
		Environmental Control: 0.1%
5,378	@	Calgon Carbon Corp.	74,700
704	@	Clean Harbors, Inc.	38,009
5,445	@	Darling International, Inc.	35,937
3,280	@	Tetra Tech, Inc.	93,972
9,583	@	Waste Connections, Inc.	248,296
			490,914
		Food: 1.1%
1,369	L	Cal-Maine Foods, Inc.	34,170
1,405		Corn Products International, Inc.	37,640
11,500	@	Dean Foods Co.	220,685
3,514		Diamond Foods, Inc.	98,041
10,800		General Mills, Inc.	605,016
127	@	Hain Celestial Group, Inc.	1,982
4,000		J&J Snack Foods Corp.	143,600
98,724		Kraft Foods, Inc.	2,501,666
12,638		Kroger Co.	278,668
2,785		Lancaster Colony Corp.	122,735
789		Lance, Inc.	18,250
1,890		Nash Finch Co.	51,143
4,405	@	Ralcorp Holdings, Inc.	268,353
4,852		Ruddick Corp.	113,682
2,000		Sanderson Farms, Inc.	90,000
79,490		Sara Lee Corp.	775,822
4,700	@,L	Smithfield Foods, Inc.	65,659
1,586		Spartan Stores, Inc.	19,682
9,750		Supervalu, Inc.	126,263
4,243	@	TreeHouse Foods, Inc.	122,071
43,600		Tyson Foods, Inc.	549,796
2,550	@	United Natural Foods, Inc.	66,938
			6,311,862
		Forest Products & Paper: 0.2%
4,650	@	Buckeye Technologies, Inc.	20,879
1,100	@	Clearwater Paper Corp.	27,819
45,316		International Paper Co.	685,631
20,500		MeadWestvaco Corp.	336,405
3,900		Schweitzer-Mauduit International, Inc.	106,119
			1,176,853

See Accompanying Notes to Financial Statements
42

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Gas: 0.5%
10,550		AGL Resources, Inc.	$335,490
13,102		Atmos Energy Corp.	328,074
3,598		Energen Corp.	143,560
151		Laclede Group, Inc.	5,003
2,200		National Fuel Gas Co.	79,376
7,021		New Jersey Resources Corp.	260,058
950		Northwest Natural Gas Co.	42,104
4,322		Piedmont Natural Gas Co.	104,203
17,141		Sempra Energy	850,708
2,100		South Jersey Industries, Inc.	73,269
3,100		Southwest Gas Corp.	68,851
13,997		UGI Corp.	356,784
3,350		Vectren Corp.	78,491
3,000		WGL Holdings, Inc.	96,060
			2,822,031
		Hand/Machine Tools: 0.0%
1,175		Baldor Electric Co.	27,953
1,053		Kennametal, Inc.	20,197
2,550		Lincoln Electric Holdings, Inc.	91,902
1,457		Regal-Beloit Corp.	57,872
			197,924
		Healthcare-Products: 1.5%
663	@	Abaxism, Inc.	13,618
12,204	@	Affymetrix, Inc.	72,370
6,800	@	Align Technology, Inc.	72,080
12,535	@	American Medical Systems Holdings, Inc.	198,053
1,480		Beckman Coulter, Inc.	84,567
6,377		Becton Dickinson & Co.	454,744
47,600	@	Boston Scientific Corp.	482,664
2,526		Cooper Cos., Inc.	62,468
5,970	@	Cyberonics	99,281
1,318	@	Edwards Lifesciences Corp.	89,664
4,481	@	Gen-Probe, Inc.	192,593
1,900	@	Haemonetics Corp.	108,300
6,950	@	Henry Schein, Inc.	333,253
8,433	S	Hill-Rom Holdings, Inc.	136,783
20,598	@	Hologic, Inc.	293,110
18,400	@	Hospira, Inc.	708,768
1,038	@	ICU Medical, Inc.	42,714
567	@	Idexx Laboratories, Inc.	26,195
5,900		Invacare Corp.	104,135
55,790		Johnson & Johnson	3,168,872
5,190	@	Kensey Nash Corp.	136,030
5,340	@	Kinetic Concepts, Inc.	145,515
33,412		Medtronic, Inc.	1,165,745
1,100		Meridian Bioscience, Inc.	24,838
2,133	@	Merit Medical Systems, Inc.	34,768
7,130	@	PSS World Medical, Inc.	131,976
4,741	@	Resmed, Inc.	193,101
10,750		Steris Corp.	280,360
400		Techne Corp.	25,524
2,900	@	Thoratec Corp.	77,662
890		West Pharmaceutical Services, Inc.	31,017
			8,990,768
		Healthcare-Services: 1.3%
24,857		Aetna, Inc.	622,668
709	@	Air Methods Corp.	19,398
2,430	@,L	Amedisys, Inc.	80,239

Shares			Value
7,303	@	AMERIGROUP Corp.	$196,086
5,950	@	Amsurg Corp.	127,568
5,800	@	Centene Corp.	115,884
11,105		Cigna Corp.	267,519
13,146	@	Community Health Systems, Inc.	331,937
750	@	Covance, Inc.	36,900
12,400	@,S	Coventry Health Care, Inc.	232,004
1,000	@	Genoptix, Inc.	31,990
4,242	@	Gentiva Health Services, Inc.	69,823
32,738	@	Health Management Associates, Inc.	161,726
12,300	@	Health Net, Inc.	191,265
7,350	@	Healthspring, Inc.	79,821
5,690	@	Healthways, Inc.	76,531
8,544	@	Humana, Inc.	275,629
900	@	IPC The Hospitalist Co., Inc.	24,021
5,600	@	Kindred Healthcare, Inc.	69,272
9,482	@	Laboratory Corp. of America Holdings	642,785
2,450	@	LHC Group, Inc.	54,415
9,300	@	LifePoint Hospitals, Inc.	244,125
10,300	@	Lincare Holdings, Inc.	242,256
6,100	@	Magellan Health Services, Inc.	200,202
7,080	@	Mednax, Inc.	298,280
3,687	@,L	Molina Healthcare, Inc.	88,193
5,887	@	Odyssey HealthCare, Inc.	60,518
7,700		Quest Diagnostics	434,511
2,200	@	RehabCare Group, Inc.	52,646
551	@	Res-Care, Inc.	7,879
59,003		UnitedHealth Group, Inc.	1,473,895
5,950		Universal Health Services, Inc.	290,658
4,500	@	WellCare Health Plans, Inc.	83,205
13,400	@	WellPoint, Inc.	681,926
			7,865,775
		Home Builders: 0.3%
37,000		D.R. Horton, Inc.	346,320
21,100		KB Home	288,648
25,300		Lennar Corp.	245,157
4,170		M/I Homes, Inc.	40,824
5,350		MDC Holdings, Inc.	161,089
4,550	@	Meritage Homes Corp.	85,813
550	@	NVR, Inc.	276,315
4,250		Ryland Group, Inc.	71,230
16,917	@	Standard-Pacific Corp.	34,342
6,371		Thor Industries, Inc.	117,035
14,100	@	Toll Brothers, Inc.	239,277
			1,906,050
		Home Furnishings: 0.0%
1,124	@	DTS, Inc.	30,427
9,247		La-Z-Boy, Inc.	43,646
3,500	@	Universal Electronics, Inc.	70,595
			144,668
		Household Products/Wares: 0.4%
7,296		Avery Dennison Corp.	187,361
8,747	@	Central Garden & Pet Co.	86,158
5,280		Church & Dwight Co., Inc.	286,757
3,200	@	Helen of Troy Ltd.	53,728
25,234		Kimberly-Clark Corp.	1,323,019
4,644		Tupperware Corp.	120,837
			2,057,860

See Accompanying Notes to Financial Statements
43

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Housewares: 0.0%
4,657	L	Toro Co.	$139,244
			139,244
		Insurance: 1.7%
13,546		Aflac, Inc.	421,145
13,675		American Financial Group, Inc.	295,107
178		American Physicians Capital, Inc.	6,970
4,752	@	Amerisafe, Inc.	73,941
36,762		AON Corp.	1,392,177
5,404		Arthur J. Gallagher & Co.	115,321
1,106		Brown & Brown, Inc.	22,043
54,273		Chubb Corp.	2,164,407
8,651		Delphi Financial Group	168,089
1,698		Employers Holdings, Inc.	23,008
6,629	@@	Everest Re Group Ltd.	474,438
18,561		Fidelity National Title Group, Inc.	251,130
10,050		First American Corp.	260,396
2,969		Hanover Insurance Group, Inc.	113,149
7,023		HCC Insurance Holdings, Inc.	168,622
14,700		Horace Mann Educators Corp.	146,559
3,633		Infinity Property & Casualty Corp.	132,459
9,000		Loews Corp.	246,600
13,000		Marsh & McLennan Cos., Inc.	261,690
2,100	@	Navigators Group, Inc.	93,303
6,319		Old Republic International Corp.	62,242
5,400	@	ProAssurance Corp.	249,534
17,400	@	Progressive Corp.	262,914
1,300		Protective Life Corp.	14,872
5,143		Reinsurance Group of America, Inc.	179,542
144		RLI Corp.	6,451
1,762		Safety Insurance Group, Inc.	53,847
4,214		Selective Insurance Group	53,813
5,400		Stancorp Financial Group, Inc.	154,872
1,422		Stewart Information Services Corp.	20,264
10,910		Torchmark Corp.	404,106
4,310		Tower Group, Inc.	106,802
22,052		Travelers Cos., Inc.	905,014
13,047		Unitrin, Inc.	156,825
39,829		UnumProvident Corp.	631,688
3,850		WR Berkley Corp.	82,660
59	L	Zenith National Insurance Corp.	1,283
			10,177,283
		Internet: 1.6%
14,532	@	Amazon.com, Inc.	1,215,747
2,054	@	Avocent Corp.	28,674
4,820	@	Blue Coat Systems, Inc.	79,723
1,390	@,L	Blue Nile, Inc.	59,756
1,152	@	comScore, Inc.	15,345
5,070	@	Cybersource Corp.	77,571
3,439	@	DealerTrack Holdings, Inc.	58,463
2,533	@	Digital River, Inc.	91,999
85,567	@	eBay, Inc.	1,465,763
2,700	@	Equinix, Inc.	196,398
6,668	@	eResearch Technology, Inc.	41,408
5,250	@	F5 Networks, Inc.	181,598
8,839	@	Google, Inc. - Class A	3,726,434
8,208	@	j2 Global Communications, Inc.	185,172
1,553	@	Knot, Inc.	12,238
2,100	@,L	NetFlix, Inc.	86,814

Shares			Value
4,040	L	Nutri/System, Inc.	$58,580
7,790	@	Perficient, Inc.	54,452
3,450	@,L	Priceline.com, Inc.	384,848
6,460	@	Stamps.com, Inc.	54,781
68,070	@	Symantec Corp.	1,059,169
17,251		United Online, Inc.	112,304
12,500	@	Valueclick, Inc.	131,500
4,842	@	Websense, Inc.	86,381
2,953	@	Yahoo!, Inc.	46,244
			9,511,362
		Investment Companies: 0.0%
2,265		Apollo Investment Corp.	13,590
			13,590
		Iron/Steel: 0.3%
3,800		Allegheny Technologies, Inc.	132,734
13,133		Cliffs Natural Resources, Inc.	321,365
7,979		Nucor Corp.	354,507
8,500		Reliance Steel & Aluminum Co.	326,315
9,999		Steel Dynamics, Inc.	147,285
18,230	L	United States Steel Corp.	651,540
			1,933,746
		Leisure Time: 0.0%
145		Brunswick Corp.	626
3,550	@	Interval Leisure Group, Inc.	33,086
2,337	L	Polaris Industries, Inc.	75,064
			108,776
		Lodging: 0.0%
1,698		Marcus Corp.	17,863
			17,863
		Machinery-Construction & Mining: 0.1%
3,200		Bucyrus International, Inc.	91,392
10,049		Joy Global, Inc.	358,950
5,361	@	Terex Corp.	64,707
			515,049
		Machinery-Diversified: 0.4%
3,917	@	AGCO Corp.	113,867
2,079		Albany International Corp.	23,658
7,500		Applied Industrial Technologies, Inc.	147,750
2,000		Briggs & Stratton Corp.	26,680
3,000		Cognex Corp.	42,390
10,100		Flowserve Corp.	705,081
8,750	@	Gardner Denver, Inc.	220,238
1,450		Graco, Inc.	31,929
9,581		IDEX Corp.	235,405
5,624	@	Intermec, Inc.	72,550
643	L	Lindsay Manufacturing Co.	21,283
1,024		Nordson Corp.	39,588
2,684		Robbins & Myers, Inc.	51,667
4,300		Rockwell Automation, Inc.	138,116
8,698		Roper Industries, Inc.	394,106
6,042		Wabtec Corp.	194,371
			2,458,679
		Media: 1.0%
170,432		Comcast Corp. - Class A	2,469,560
26,850	@,L	DIRECTV Group, Inc.	663,464

See Accompanying Notes to Financial Statements
44

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Media (continued)
1,100	L	Factset Research Systems, Inc.	$54,857
4,200		McGraw-Hill Cos., Inc.	126,462
4,998	@	Time Warner Cable, Inc.	158,287
65,916		Time Warner, Inc.	1,660,424
39,000	@	Viacom - Class B	885,300
			6,018,354
		Metal Fabricate/Hardware: 0.3%
550		Kaydon Corp.	17,908
1,100		Lawson Products	15,631
7,946		Mueller Industries, Inc.	165,277
14,464		Precision Castparts Corp.	1,056,306
95	@	RTI International Metals, Inc.	1,679
6,000		Timken Co.	102,480
1,200		Valmont Industries, Inc.	86,496
9,884		Worthington Industries	126,416
			1,572,193
		Mining: 0.0%
1,950		Amcol International Corp.	42,081
1,689	@	Brush Engineered Materials, Inc.	28,291
152	@	Century Aluminum Co.	947
			71,319
		Miscellaneous Manufacturing: 1.9%
11,700		Actuant Corp.	142,740
3,860	L	Acuity Brands, Inc.	108,273
140		AO Smith Corp.	4,560
765		Aptargroup, Inc.	25,834
1,653	@	AZZ, Inc.	56,880
6,067		Brink's Co.	176,125
7,250		Carlisle Cos., Inc.	174,290
5,260	@	Ceradyne, Inc.	92,892
3,183		Clarcor, Inc.	92,912
17,300		Cooper Industries Ltd.	537,165
4,479		Crane Co.	99,926
6,873		Donaldson Co., Inc.	238,081
58,570		Dover Corp.	1,938,081
3,100		Eaton Corp.	138,291
6,000	@,S	EnPro Industries, Inc.	108,060
3,155	@	ESCO Technologies, Inc.	141,344
11,405		Federal Signal Corp.	87,248
360,562		General Electric Co.	4,225,787
5,536	@	Griffon Corp.	46,060
8,284		Harsco Corp.	234,437
17,000		Honeywell International, Inc.	533,800
36,423		ITT Corp.	1,620,824
3,150		John Bean Technologies Corp.	39,438
2,342		Myers Industries, Inc.	19,485
3,147		Pentair, Inc.	80,626
2,098		SPX Corp.	102,739
1,403		Standex International Corp.	16,275
2,347	L	Sturm Ruger & Co., Inc.	29,197
2,300		Teleflex, Inc.	103,109
5,000		Tredegar Corp.	66,600
			11,281,079
		Office Furnishings: 0.1%
10,202		Herman Miller, Inc.	156,499
2,250		HNI, Corp.	40,635
6,469		Interface, Inc.	40,108
			237,242

Shares			Value
		Office/Business Equipment: 0.3%
64,400		Pitney Bowes, Inc.	$1,412,292
70,704		Xerox Corp.	458,162
			1,870,454
		Oil & Gas: 4.7%
13,029		Anadarko Petroleum Corp.	591,386
11,588		Apache Corp.	836,074
8,562	@	Atwood Oceanics, Inc.	213,279
4,900	@	Bill Barrett Corp.	134,554
56,076		Chevron Corp.	3,715,035
3,500		Cimarex Energy Co.	99,190
3,935	@	Comstock Resources, Inc.	130,052
14,527		ConocoPhillips	611,006
9,700	L	Diamond Offshore Drilling	805,585
8,600	@	Encore Acquisition Co.	265,310
161,832		ExxonMobil Corp.	11,313,675
4,850	@	Forest Oil Corp.	72,362
18,612		Frontier Oil Corp.	244,003
9,050		Helmerich & Payne, Inc.	279,374
9,883		Hess Corp.	531,211
4,655		Holly Corp.	83,697
9,475		Marathon Oil Corp.	285,482
25,124		Murphy Oil Corp.	1,364,736
9,460	@	Newfield Exploration Co.	309,058
33,414		Occidental Petroleum Corp.	2,198,975
18,300		Patterson-UTI Energy, Inc.	235,338
1,850		Penn Virginia Corp.	30,285
758	@	Petroleum Development Corp.	11,893
82	@	Petroquest Energy, Inc.	303
1,995	@	Pioneer Drilling Co.	9,556
5,746	@	Plains Exploration & Production Co.	157,211
5,850	@	Pride International, Inc.	146,601
11,550	@,L	Quicksilver Resources, Inc.	107,300
14,960	@	Southwestern Energy Co.	581,196
3,072		St. Mary Land & Exploration Co.	64,113
9,298	@	Stone Energy Corp.	68,991
48	@	Swift Energy Co.	799
28,379	L	Tesoro Corp.	361,265
37,100		XTO Energy, Inc.	1,414,994
			27,273,889
		Oil & Gas Services: 1.3%
3,842	@	Basic Energy Services, Inc.	26,241
43,072		BJ Services Co.	587,071
65,920	@	Cameron International Corp.	1,865,536
1,621	L	CARBO Ceramics, Inc.	55,438
2,600	@	Dril-Quip, Inc.	99,060
7,800	@	Exterran Holdings, Inc.	125,112
1,980		Gulf Island Fabrication, Inc.	31,343
4,467	@	Helix Energy Solutions Group, Inc.	48,556
4,377	@	Hornbeck Offshore Services, Inc.	93,624
2,489	@,L	ION Geophysical Corp.	6,397
1,100		Lufkin Industries, Inc.	46,255
5,700	@	Matrix Service Co.	65,436
1,397	@	NATCO Group, Inc.	45,989
60,619	@	National Oilwell Varco, Inc.	1,979,817
2,921	@	Oceaneering International, Inc.	132,029
5,825	@	Oil States International, Inc.	141,023
33,768		Schlumberger Ltd.	1,827,186
3,079	@	SEACOR Holdings, Inc.	231,664

See Accompanying Notes to Financial Statements
45

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil & Gas Services (continued)
3,600	@	Superior Energy Services	$62,172
6,104	@	Tetra Technologies, Inc.	48,588
			7,518,537
		Packaging & Containers: 0.5%
7,539		Ball Corp.	340,461
31,524		Bemis Co.	794,405
6,500		Packaging Corp. of America	105,300
35,300	@	Pactiv Corp.	766,010
6,030		Rock-Tenn Co.	230,105
28,244		Sealed Air Corp.	521,102
10,611		Sonoco Products Co.	254,133
3,290		Temple-Inland, Inc.	43,165
			3,054,681
		Pharmaceuticals: 3.6%
54,396		Abbott Laboratories	2,558,788
29,738		AmerisourceBergen Corp.	527,552
70,272		Bristol-Myers Squibb Co.	1,427,224
3,950	@	Catalyst Health Solutions, Inc.	98,513
72,596		Eli Lilly & Co.	2,514,725
15,650	@	Endo Pharmaceuticals Holdings, Inc.	280,448
14,960	@	Express Scripts, Inc.	1,028,500
30,814	@	Forest Laboratories, Inc.	773,740
27,600	@	King Pharmaceuticals, Inc.	265,788
4,829	S	McKesson Corp.	212,476
27,028	@	Medco Health Solutions, Inc.	1,232,747
1,513		Medicis Pharmaceutical Corp.	24,692
16,706		Merck & Co., Inc.	467,100
10,450		Omnicare, Inc.	269,192
3,650	@	Par Pharmaceutical Cos., Inc.	55,298
3,450		Perrigo Co.	95,841
325,370		Pfizer, Inc.	4,880,550
6,300	@	PharMerica Corp.	123,669
2,180	@	Salix Pharmaceuticals Ltd.	21,517
53,860		Schering-Plough Corp.	1,352,963
12,100	@	Sepracor, Inc.	209,572
11,050	@,L	Valeant Pharmaceuticals International	284,206
11,020	@	Viropharma, Inc.	65,349
13,950	@	Watson Pharmaceuticals, Inc.	469,976
46,259		Wyeth	2,099,696
			21,340,122
		Pipelines: 0.1%
5,516		Oneok, Inc.	162,667
16,400		Williams Cos., Inc.	256,004
			418,671
		Real Estate: 0.0%
2,850	@,L	Forestar Real Estate Group, Inc.	33,858
			33,858
		Retail: 4.3%
3,200	@	99 Cents Only Stores	43,456
8,550		Advance Auto Parts, Inc.	354,740
7,400	@	Aeropostale, Inc.	253,598
3,200		American Eagle Outfitters	45,344
26,800	@,L	Autonation, Inc.	464,980
7,700	L	Barnes & Noble, Inc.	158,851
1,474		Big 5 Sporting Goods Corp.	16,302
4,800	@	BJ's Wholesale Club, Inc.	154,704

Shares			Value
2,146		Bob Evans Farms, Inc.	$61,676
11,113	S	Brinker International, Inc.	189,254
4,360		Buckle, Inc.	138,517
1,800	@,L	Buffalo Wild Wings, Inc.	58,536
6,450	@	Cabela's, Inc.	79,335
6,200	@	California Pizza Kitchen, Inc.	82,398
8,293	@,L	Carmax, Inc.	121,907
3,500		Casey's General Stores, Inc.	89,915
6,200		Cash America International, Inc.	145,018
9,600		Cato Corp.	167,424
3,000	@	CEC Entertainment, Inc.	88,440
5,578	@	Charlotte Russe Holding, Inc.	71,845
10,657	@	Cheesecake Factory	184,366
15,600	@	Chico's FAS, Inc.	151,788
4,791	@	Childrens Place Retail Stores, Inc.	126,626
2,250	@,L	Chipotle Mexican Grill, Inc.	180,000
344		Christopher & Banks Corp.	2,308
11,600	@	Coldwater Creek, Inc.	70,296
4,247	@	Collective Brands, Inc.	61,879
1,992	@	Copart, Inc.	69,063
2,389		Cracker Barrel Old Country Store	66,653
53,490		CVS Caremark Corp.	1,704,726
6,200	@	Dick's Sporting Goods, Inc.	106,640
1,551	L	DineEquity, Inc.	48,376
8,550	@	Dollar Tree, Inc.	359,955
9,700	@,L	Dress Barn, Inc.	138,710
18,810		Family Dollar Stores, Inc.	532,323
6,050		Finish Line	44,891
6,230	@	First Cash Financial Services, Inc.	109,150
13,950		Foot Locker, Inc.	146,057
10,105		Fred's, Inc.	127,323
48,598		Gap, Inc.	797,007
885	@	Genesco, Inc.	16,611
2,300		Group 1 Automotive, Inc.	59,846
3,653		Guess ?, Inc.	94,174
5,050	@	Gymboree Corp.	179,174
2,300		Haverty Furniture Cos., Inc.	21,045
3,150	@,L	Hibbett Sporting Goods, Inc.	56,700
84,764		Home Depot, Inc.	2,002,973
6,300	@	HOT Topic, Inc.	46,053
4,300	@	HSN, Inc.	45,451
2,100	@	Jack in the Box, Inc.	47,145
14,800		JC Penney Co., Inc.	424,908
3,750	@	Jo-Ann Stores, Inc.	77,513
2,568	@,L	JoS. A Bank Clothiers, Inc.	88,493
19,400	@	Kohl's Corp.	829,350
651	L	Landry's Restaurants, Inc.	5,599
47,400	S	Limited Brands, Inc.	567,378
46,700		Lowe's Cos., Inc.	906,447
6,700	@	MarineMax, Inc.	23,048
34,460		McDonald's Corp.	1,981,105
4,352		Men's Wearhouse, Inc.	83,471
5,818		MSC Industrial Direct Co.	206,423
408		OfficeMax, Inc.	2,562
3,200	@	Panera Bread Co.	159,552
4,251	@	PetMed Express, Inc.	63,893
14,760		Petsmart, Inc.	316,750
4,010	@,L	PF Chang's China Bistro, Inc.	128,561
5,419		Phillips-Van Heusen	155,471
252	@,L	Red Robin Gourmet Burgers, Inc.	4,725
9,332		Regis Corp.	162,470
13,650		Ross Stores, Inc.	526,890
3,608	@	Ruby Tuesday, Inc.	24,029
8,100	@,L	Sears Holding Corp.	538,812

See Accompanying Notes to Financial Statements
46

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
9,992		Stage Stores, Inc.	$110,911
23,695		Staples, Inc.	477,928
9,900	@	Starbucks Corp.	137,511
6,929	@	Steak N Shake Co.	60,559
6,812	@	Stein Mart, Inc.	60,354
38,504		Target Corp.	1,519,753
2,770	@	Texas Roadhouse, Inc.	30,221
8,127		TJX Cos., Inc.	255,675
5,900	@	Tractor Supply Co.	243,788
1,025	@	Tuesday Morning Corp.	3,454
1,953	@	Urban Outfitters, Inc.	40,759
20,863		Walgreen Co.	613,372
75,733		Wal-Mart Stores, Inc.	3,668,507
10,200		Williams-Sonoma, Inc.	121,074
4,360		World Fuel Services Corp.	179,763
1,055	@,L	Zale Corp.	3,629
462	@	Zumiez, Inc.	3,701
			25,191,958
		Savings & Loans: 0.5%
384		Brookline Bancorp., Inc.	3,579
52		Dime Community Bancshares	474
14,120		First Niagara Financial Group, Inc.	161,250
139,631		Hudson City Bancorp., Inc.	1,855,696
36,550		New York Community Bancorp., Inc.	390,720
20,100		NewAlliance Bancshares, Inc.	231,150
			2,642,869
		Semiconductors: 1.2%
6,100	@	Broadcom Corp.	151,219
133	@	Cabot Microelectronics Corp.	3,763
3,300	@,L	Cree, Inc.	96,987
21,797	@	Cypress Semiconductor Corp.	200,532
2,570	@	Diodes, Inc.	40,195
4,601	@	DSP Group, Inc.	31,103
1,400	@	Hittite Microwave Corp.	48,650
17,400	@	Integrated Device Technology, Inc.	105,096
84,530		Intel Corp.	1,398,972
6,223		Intersil Corp.	78,223
6,200	@	Kopin Corp.	22,754
1,576	@	Kulicke & Soffa Industries, Inc.	5,406
4,200	@	Lam Research Corp.	109,200
11,321	@	Microsemi Corp.	156,230
6,950	@	MKS Instruments, Inc.	91,671
3,600	@	Rudolph Technologies, Inc.	19,872
9,174	@	Semtech Corp.	145,958
2,500	@,S	Silicon Laboratories, Inc.	94,850
18,100	@	Skyworks Solutions, Inc.	177,018
900	@,L	Supertex, Inc.	22,599
125,600		Texas Instruments, Inc.	2,675,280
6,503	@	Triquint Semiconductor, Inc.	34,531
3,600	@	Ultratech, Inc.	44,316
7,435	@	Varian Semiconductor Equipment Associates, Inc.	178,366
7,335	@	Veeco Instruments, Inc.	85,013
34,708		Xilinx, Inc.	710,126
			6,727,930
		Software: 2.7%
11,294		Acxiom Corp.	99,726
1,049	@,L	Advent Software, Inc.	34,397

Shares			Value
5,350	@	Ansys, Inc.	$166,706
1,410	@	Avid Technology, Inc.	18,908
3,947		Blackbaud, Inc.	61,376
16,300		Broadridge Financial Solutions ADR	270,254
63,166		CA, Inc.	1,100,983
2,850	@,L	Cerner Corp.	177,527
4,685	@	Commvault Systems, Inc.	77,677
59,300	@	Compuware Corp.	406,798
3,903	@	Concur Technologies, Inc.	121,305
7,147	@	CSG Systems International	94,626
884	@	Digi International, Inc.	8,619
709	@	Ebix, Inc.	22,206
9,236	@	Eclipsys Corp.	164,216
14,950	@	Epicor Software Corp.	79,235
12,950		Fair Isaac Corp.	200,207
39,996		Fidelity National Information Services, Inc.	798,320
12,640	@	Fiserv, Inc.	577,648
9,780	@	Informatica Corp.	168,118
9,800	@	Intuit, Inc.	275,968
4,400	@	JDA Software Group, Inc.	65,824
7,000	@	Metavante Technologies, inc.	181,020
250,332		Microsoft Corp.	5,950,353
168,294	@	Oracle Corp.	3,604,857
14,250	@	Parametric Technology Corp.	166,583
6,780	@	Phase Forward, Inc.	102,446
4,600	@	Progress Software Corp.	97,382
852		Quality Systems, Inc.	48,530
3,760	@	Smith Micro Software, Inc.	36,923
2,700	@	SPSS, Inc.	90,099
10,643	@	Sybase, Inc.	333,552
4,900	@	SYNNEX Corp.	122,451
8,870	@	Take-Two Interactive Software, Inc.	83,999
3,200	@	Taleo Corp.	58,464
2,381	@	Tyler Technologies, Inc.	37,191
4,900	@	Wind River Systems, Inc.	56,154
			15,960,648
		Storage/Warehousing: 0.0%
309	@	Mobile Mini, Inc.	4,533
			4,533
		Telecommunications: 3.3%
44,050	@	3Com Corp.	207,476
7,541	@	ADC Telecommunications, Inc.	60,026
1,194		Adtran, Inc.	25,635
1,960	@	Anixter International, Inc.	73,676
2,100		Applied Signal Technology, Inc.	53,571
15,618	@	Arris Group, Inc.	189,915
193,957		AT&T, Inc.	4,817,892
3,421		Black Box Corp.	114,501
2,700	@	Cbeyond, Inc.	38,745
16,400	@,S	Cincinnati Bell, Inc.	46,576
272,461	@	Cisco Systems, Inc.	5,078,673
11,563	@	CommScope, Inc.	303,644
5,170	@	Comtech Telecommunications	164,820
18,912		Corning, Inc.	303,727
4,980		Embarq Corp.	209,459
7,340		Fairpoint Communications, Inc.	4,404
3,000	@	General Communication, Inc.	20,790
15,000	@	Harmonic, Inc.	88,350
9,487		Harris Corp.	269,051

See Accompanying Notes to Financial Statements
47

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications (continued)
3,000		Iowa Telecommunications Services, Inc.	$37,530
4,350	@	Netgear, Inc.	62,684
9,600	@	NeuStar, Inc.	212,736
2,400	@	Neutral Tandem, Inc.	70,848
6,098	@	Novatel Wireless, Inc.	55,004
11,016		Plantronics, Inc.	208,313
4,400	@	Polycom, Inc.	89,188
61,066		Qualcomm, Inc.	2,760,183
32,600	L	Qwest Communications International, Inc.	135,290
116,595	@	Sprint Nextel Corp.	560,822
6,903	@	Symmetricom, Inc.	39,830
5,611	@	Syniverse Holdings, Inc.	89,944
4,200	@	Tekelec	70,686
6,025		Telephone & Data Systems, Inc.	170,508
93,725		Verizon Communications, Inc.	2,880,169
			19,514,666
		Textiles: 0.1%
6,700		Cintas Corp.	153,028
6,430		G&K Services, Inc.	135,995
882	@	Mohawk Industries, Inc.	31,470
1,866		Unifirst Corp.	69,359
			389,852
		Toys/Games/Hobbies: 0.0%
348	@	Jakks Pacific, Inc.	4,465
5,400	@	Marvel Entertainment, Inc.	192,186
			196,651
		Transportation: 0.8%
1,153	@	Bristow Group, Inc.	34,163
2,800		CH Robinson Worldwide, Inc.	146,020
949		Con-way, Inc.	33,509
34,200		CSX Corp.	1,184,346
8,975		Heartland Express, Inc.	132,112
6,271	@	HUB Group, Inc.	129,433
2,607		JB Hunt Transport Services, Inc.	79,592
1,512	@	Kansas City Southern	24,358
4,091	@	Kirby Corp.	130,053
1,600		Knight Transportation, Inc.	26,480
4,222		Landstar System, Inc.	151,612
3,000	@	Old Dominion Freight Line	100,710
6,974		Tidewater, Inc.	298,975
17,117		Union Pacific Corp.	891,111
30,200		United Parcel Service, Inc. - Class B	1,509,698
			4,872,172
		Trucking & Leasing: 0.0%
800		GATX Corp.	20,576
			20,576
		Water: 0.0%
7,900		Aqua America, Inc.	141,410
			141,410
Total Common Stock (Cost $342,073,483)			343,664,621

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Apartments: 0.3%
4,300		BRE Properties, Inc.	$102,168
7,125		Camden Property Trust	196,650
28,366		Equity Residential	630,576
2,160		Home Properties, Inc.	73,656
3,600		Mid-America Apartment Communities, Inc.	132,156
1,800		Post Properties, Inc.	24,192
25,000		UDR, Inc.	258,250
			1,417,648
		Diversified: 0.1%
7,855		Colonial Properties Trust	58,127
13,235		Cousins Properties, Inc.	112,498
9,402		Duke Realty Corp.	82,456
4,340		Entertainment Properties Trust	89,404
14,292		Lexington Realty Trust	48,593
13,450		Liberty Property Trust	309,888
1,626		PS Business Parks, Inc.	78,763
			779,729
		Forest Products & Paper: 0.1%
9,550		Rayonier, Inc.	347,143
			347,143
		Health Care: 0.1%
9,100		Medical Properties Trust, Inc.	55,237
12,900		Nationwide Health Properties, Inc.	332,046
9,020		Senior Housing Properties Trust	147,206
			534,489
		Hotels: 0.1%
20,711	@	DiamondRock Hospitality Co.	129,651
17,800	@	Hospitality Properties Trust	211,642
9,789		LaSalle Hotel Properties	120,796
			462,089
		Office Property: 0.2%
674		Alexandria Real Estate Equities, Inc.	24,122
13,010		BioMed Realty Trust, Inc.	133,092
5,300		Corporate Office Properties Trust SBI MD	155,449
2,500		Franklin Street Properties Corp.	33,125
6,736		Highwoods Properties, Inc.	150,684
3,099		Kilroy Realty Corp.	63,653
12,200		Mack-Cali Realty Corp.	278,160
4,830		Parkway Properties, Inc.	62,790
9,350		SL Green Realty Corp.	214,489
			1,115,564
		Regional Malls: 0.3%
4,576	L	Macerich Co.	80,583
8,650	L	Pennsylvania Real Estate Investment Trust	43,250
34,282	L	Simon Property Group, Inc.	1,763,123
			1,886,956
		Shopping Centers: 0.1%
1,004		Acadia Realty Trust	13,102
7,950	@	Cedar Shopping Centers, Inc.	35,934
1,200		Federal Realty Investment Trust	61,824

See Accompanying Notes to Financial Statements
48

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Shopping Centers (continued)
1,500		Inland Real Estate Corp.	$10,500
18,100		Kite Realty Group Trust	52,852
1,500		Regency Centers Corp.	52,365
1,950		Tanger Factory Outlet Centers, Inc.	63,239
9,100		Weingarten Realty Investors	132,041
			421,857
		Single Tenant: 0.0%
4,750		National Retail Properties, Inc.	82,413
1,650		Realty Income Corp.	36,168
			118,581
		Storage: 0.1%
2,915	@	Extra Space Storage, Inc.	24,340
9,150		Public Storage, Inc.	599,142
3,196		Sovran Self Storage, Inc.	78,622
			702,104
		Warehouse/Industrial: 0.0%
2,600		AMB Property Corp.	48,906
1,250		EastGroup Properties, Inc.	41,275
			90,181
Total Real Estate Investment Trusts (Cost $8,389,242)			7,876,341
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
857	#,P	Zurich RegCaPS Funding Trust	519,288
Total Preferred Stock (Cost $814,150)			519,288
Principal Amount			Value
CORPORATE BONDS/NOTES: 11.2%
		Agriculture: 0.2%
$699,000		Altria Group, Inc., 9.700%, due 11/10/18	$802,636
215,000		Philip Morris International, Inc., 6.875%, due 03/17/14	242,835
			1,045,471
		Banks: 2.8%
541,000		American Express Bank FSB, 5.500%, due 04/16/13	531,367
676,000	C	Bank of America Corp., 8.000%, due 12/29/49	565,388
140,000	@@,C	Bank of Ireland, 0.875%, due 12/29/49	39,018
1,438,000	@@,#	Barclays Bank PLC, 6.050%, due 12/04/17	1,248,955
200,000	@@,C	BNP Paribas, 1.928%, due 09/29/49	84,000
171,000		Capital One Financial Corp., 7.375%, due 05/23/14	176,511
1,065,000		Citigroup, Inc., 5.000%, due 09/15/14	893,787
721,000		Citigroup, Inc., 5.250%, due 02/27/12	704,483

Principal Amount			Value
$82,000		Citigroup, Inc., 8.500%, due 05/22/19	$83,552
241,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	117,439
1,114,000		Fifth Third Bancorp., 8.250%, due 03/01/38	854,691
864,000		First Tennessee Bank NA, 5.650%, due 04/01/16	648,270
318,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	325,484
372,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	384,935
427,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	428,468
638,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	666,549
600,000	@@,C	HSBC Bank PLC, 1.288%, due 06/29/49	285,000
387,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	386,398
344,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	332,006
803,000		Morgan Stanley, 2.250%, due 03/13/12	810,599
396,000		Morgan Stanley, 4.750%, due 04/01/14	374,447
167,000	C	Morgan Stanley, 5.300%, due 03/01/13	169,288
84,000	C	Morgan Stanley, 6.750%, due 04/15/11	88,033
511,000	C	Morgan Stanley, 7.300%, due 05/13/19	530,811
1,015,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	1,063,968
960,000	@@,#,C	Rabobank, 11.000%, due 12/29/49	1,070,706
50,000	@@,C	Societe Generale, 1.375%, due 11/29/49	21,906
1,239,000	L	State Street Corp., 2.150%, due 04/30/12	1,245,454
506,000		SunTrust Bank/Atlanta GA, 5.450%, due 12/01/17	445,148
622,000		Wachovia Bank NA, 6.000%, due 11/15/17	627,885
796,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	778,404
365,000		Wachovia Corp., 5.500%, due 05/01/13	377,369
			16,360,319
		Beverages: 0.3%
596,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	602,009
547,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	599,251
396,000	C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	419,472
			1,620,732

See Accompanying Notes to Financial Statements
49

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Chemicals: 0.2%
$287,000	#,C	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	$293,740
267,000	#,C	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	279,011
432,000	C	Dow Chemical Co., 7.600%, due 05/15/14	445,409
			1,018,160
		Computers: 0.1%
521,000	C	Hewlett-Packard Co., 4.750%, due 06/02/14	544,487
			544,487
		Diversified Financial Services: 1.5%
940,000	@@,#,C	Aiful Corp., 4.450%, due 02/16/10	686,287
341,000		American Express Credit Corp., 7.300%, due 08/20/13	354,854
307,000		Capital One Bank USA NA, 6.500%, due 06/13/13	303,721
684,000		Capital One Bank USA NA, 8.800%, due 07/15/19	699,949
241,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	158,132
545,000		FIA Card Services NA, 6.625%, due 06/15/12	566,532
428,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	403,511
1,238,000		General Electric Capital Corp., 2.200%, due 06/08/12	1,245,220
730,000		General Electric Capital Corp., 5.875%, due 01/14/38	579,456
1,203,000		General Electric Capital Corp., 6.875%, due 01/10/39	1,086,030
1,131,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	1,120,573
240,000		Merrill Lynch & Co., Inc., 4.250%, due 02/08/10	240,986
468,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	469,565
336,000	C	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	421,953
62,855	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	61,999
4,534,049	#,Z	Toll Road Investors Partnership II LP, 5.000%, due 02/15/45	413,832
530,000	#,±,C	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	1,723
			8,814,323
		Electric: 1.3%
284,000	C	Ameren Corp., 8.875%, due 05/15/14	293,414
1,298,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	1,315,648
391,000	C	DTE Energy Co., 7.050%, due 06/01/11	409,358
210,000	C	Duke Energy Corp., 6.300%, due 02/01/14	226,950

Principal Amount			Value
$242,000	C	Entergy Texas, Inc., 7.125%, due 02/01/19	$252,724
222,000	C	Indiana Michigan Power, 7.000%, due 03/15/19	239,023
153,000	C	Jersey Central Power and Light, 7.350%, due 02/01/19	168,496
359,856	#,C	Juniper Generation, LLC, 6.790%, due 12/31/14	326,823
451,000	C	Metropolitan Edison, 7.700%, due 01/15/19	494,142
47,000	C	Nevada Power Co., 7.125%, due 03/15/19	50,317
1,214,000	C	NorthWestern Corp., 5.875%, due 11/01/14	1,236,151
419,000	C	Oncor Electric Delivery Co., 6.800%, due 09/01/18	448,514
568,000	C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	642,752
243,000	C	Progress Energy, Inc., 6.050%, due 03/15/14	255,782
191,000	C	Progress Energy, Inc., 7.050%, due 03/15/19	212,293
473,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	491,239
460,000	C	Southwestern Electric Power, 5.550%, due 01/15/17	447,711
			7,511,337
		Energy-Alternate Sources: 0.0%
600,000	I,±,X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
700,000	I,±,X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
92,655	I,X	PEA Lima, LLC, 0.000%, due 03/20/14	9
			9
		Entertainment: 0.0%
203,000		International Game Technology, 7.500%, due 06/15/19	205,179
			205,179
		Food: 0.2%
631,000		Kraft Foods, Inc., 6.125%, due 02/01/18	653,490
138,000		Kraft Foods, Inc., 6.500%, due 08/11/17	145,574
205,000	C	Safeway, Inc., 6.250%, due 03/15/14	220,219
			1,019,283
		Forest Products & Paper: 0.0%
111,000	C	International Paper Co., 7.400%, due 06/15/14	110,608
			110,608
		Gas: 0.1%
596,000	C	Sempra Energy, 6.500%, due 06/01/16	622,993
			622,993

See Accompanying Notes to Financial Statements
50

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Healthcare-Services: 0.0%
$255,000	C	HCA, Inc., 9.250%, due 11/15/16	$251,813
			251,813
		Insurance: 0.8%
1,355,000	@@,C	Aegon NV, 3.610%, due 12/31/49	531,838
785,000		American International Group, Inc., 5.850%, due 01/16/18	415,886
331,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	320,076
416,000	C	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	319,266
683,000	C	Metlife, Inc., 7.717%, due 02/15/19	731,811
462,000	#,C	Pacific Life Insurance Co., 9.250%, due 06/15/39	449,490
266,000	C	Principal Financial Group, Inc., 7.875%, due 05/15/14	280,511
194,000		Prudential Financial, Inc., 5.700%, due 12/14/36	145,978
387,000		Prudential Financial, Inc., 6.000%, due 12/01/17	364,659
623,000		Prudential Financial, Inc., 6.625%, due 12/01/37	541,349
251,000		Prudential Financial, Inc., 7.375%, due 06/15/19	246,867
244,000	@@,C	XL Capital, Ltd., 6.500%, due 12/31/49	119,708
			4,467,439
		Iron/Steel: 0.1%
398,000	@@	ArcelorMittal, 9.850%, due 06/01/19	430,215
			430,215
		Media: 1.2%
156,000	C	Comcast Corp., 5.300%, due 01/15/14	161,489
145,000	C	Comcast Corp., 5.900%, due 03/15/16	150,198
714,000	C	Comcast Corp., 6.300%, due 11/15/17	756,906
1,006,000	#,C	COX Communications, Inc., 6.250%, due 06/01/18	996,136
276,000	#,C	COX Communications, Inc., 6.950%, due 06/01/38	266,495
80,000	#,C	Cox Communications, Inc., 8.375%, due 03/01/39	89,461
255,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	239,063
395,000	C	News America, Inc., 6.650%, due 11/15/37	356,370
855,000	#,C	News America, Inc., 6.900%, due 03/01/19	892,497
1,541,000	C	Time Warner Cable, Inc., 6.200%, due 07/01/13	1,625,095
377,000	C	Time Warner Cable, Inc., 6.750%, due 06/15/39	368,088

Principal Amount			Value
$1,013,000	C	Time Warner, Inc., 5.500%, due 11/15/11	$1,046,680
75,000	C	Time Warner, Inc., 7.700%, due 05/01/32	73,895
			7,022,373
		Miscellaneous Manufacturing: 0.2%
521,000		General Electric Co., 5.250%, due 12/06/17	512,505
615,000	@@,C	Tyco International Finance, 8.500%, due 01/15/19	683,033
			1,195,538
		Oil & Gas: 0.2%
257,000	C	Chesapeake Energy Corp., 7.250%, due 12/15/18	224,875
221,000	C	Hess Corp., 8.125%, due 02/15/19	252,029
388,000	C	Marathon Oil Corp., 6.500%, due 02/15/14	415,205
191,000	C	Marathon Oil Corp., 7.500%, due 02/15/19	208,829
			1,100,938
		Oil & Gas Services: 0.0%
231,000	@@,C	Weatherford International, Ltd., 9.625%, due 03/01/19	272,194
			272,194
		Pharmaceuticals: 0.1%
244,000	C	Express Scripts, Inc., 6.250%, due 06/15/14	258,452
61,000	C	Express Scripts, Inc., 7.250%, due 06/15/19	67,388
216,000	@@,C	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	221,404
			547,244
		Pipelines: 0.4%
417,000	C	Enbridge Energy Partners, 9.875%, due 03/01/19	484,219
360,000	C	Energy Transfer Partners, 9.700%, due 03/15/19	413,967
90,000	C	Kinder Morgan Energy Partners L.P., 6.850%, due 02/15/20	92,424
345,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	364,416
147,000	@@,C	Trans-Canada Pipelines, 7.125%, due 01/15/19	166,202
163,000	@@,C	Trans-Canada Pipelines, 7.625%, due 01/15/39	190,850
460,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	472,743
			2,184,821
		Real Estate: 0.0%
298,000	C,L	Simon Property Group, Inc., 6.750%, due 05/15/14	299,738
			299,738

See Accompanying Notes to Financial Statements
51

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Retail: 0.1%
$214,000	C	CVS Caremark Corp., 6.600%, due 03/15/19	$229,072
453,598	#,C	CVS Lease Pass-through, 6.036%, due 12/10/28	388,604
			617,676
		Software: 0.1%
421,000		Oracle Corp., 5.000%, due 07/08/19	419,430
280,000		Oracle Corp., 6.125%, due 07/08/39	278,135
			697,565
		Telecommunications: 1.0%
1,252,000	C	AT&T, Inc., 6.550%, due 02/15/39	1,253,844
471,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	412,761
136,000	@@,C	British Telecommunications PLC, 5.150%, due 01/15/13	135,639
227,000	@@,C	British Telecommunications PLC, 5.950%, due 01/15/18	204,913
155,000	@@,C	Deutsche Telekom International Finance, 5.250%, due 07/22/13	159,350
44,000	C	Embarq Corp., 6.738%, due 06/01/13	44,453
594,000	C	Embarq Corp., 7.995%, due 06/01/36	523,670
255,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	209,738
349,000	@@,C	Telecom Italia Capital SA, 7.175%, due 06/18/19	354,404
154,000	@@,C	Telefonica Emisones SAU, 5.877%, due 07/15/19	159,073
430,000	@@,C	Telefonica Emisones SAU, 6.421%, due 06/20/16	460,407
491,000	C	Verizon Communications, Inc., 7.350%, due 04/01/39	536,718
447,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	566,189
1,000,000	#,C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	1,062,699
			6,083,858
		Transportation: 0.3%
453,000	C	CSX Corp., 6.250%, due 04/01/15	468,895
517,000	C	CSX Corp., 7.450%, due 04/01/38	561,532
206,000	C	Union Pacific Corp., 5.125%, due 02/15/14	213,149
572,000	C	Union Pacific Corp., 5.700%, due 08/15/18	574,178
			1,817,754
Total Corporate Bonds/Notes (Cost $68,039,943)			65,862,067

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
		Federal Home Loan Mortgage Corporation##: 3.6%
$279,923	S	4.969%, due 04/01/35	$290,592
2,842,000	W	5.000%, due 08/15/33	2,878,858
7,102,634	S	5.000%, due 08/15/16-04/15/32	7,418,012
2,918,000	W	5.500%, due 07/15/34	3,012,380
1,969,502	S	5.500%, due 12/15/20-02/15/34	2,037,004
5,156,673	S	6.000%, due 01/15/29	5,499,246
225,272	S	6.500%, due 11/01/28-12/01/31	242,129
			21,378,221
		Federal National Mortgage Association##: 7.4%
104,137	S	0.454%, due 04/25/35	95,403
35,355	S	0.664%, due 08/25/33	34,750
866,000		4.000%, due 02/25/39	839,749
4,043,000	W	4.500%, due 07/25/18-07/15/35	4,067,657
579,922	S	5.000%, due 02/25/29-07/01/36	594,756
6,463,000		5.000%, due 07/01/37	6,610,437
6,187,000	W	5.500%, due 07/15/34	6,387,112
1,876,000	S	5.500%, due 05/25/30	1,961,498
4,329,000	W	6.000%, due 07/01/37	4,524,480
6,741,470	S	6.000%, due 06/01/16-01/01/38	7,184,318
8,654,000	W	6.500%, due 08/01/39	9,180,007
1,147,103	S	7.000%, due 06/01/29-07/01/32	1,259,593
182,339	S	7.500%, due 11/01/29-11/01/30	199,103
497,860	S	7.500%, due 01/25/48	537,183
			43,476,046
		Government National Mortgage Association: 2.7%
16,384	S	4.125%, due 12/20/29	16,636
6,778,000	W	4.500%, due 07/01/39	6,767,413
747,552	S	4.500%, due 04/15/39	747,990
1,730,000	W	5.000%, due 08/01/33	1,756,761
63,653	S	5.375%, due 04/20/28	65,665
275,366	S	5.500%, due 09/15/38	284,896
678,243		5.500%, due 03/20/39	699,917
532,000	S	6.000%, due 10/15/38	554,922
2,540,000		6.000%, due 07/15/33	2,645,966
98,993	S	6.500%, due 10/15/31	106,838
964,155	S	7.000%, due 09/15/24-11/15/24	1,048,147
861,235	S	7.500%, due 12/15/23	940,787
			15,635,938
Total U.S. Government Agency Obligations (Cost $79,105,232)			80,490,205
U.S. TREASURY OBLIGATIONS: 9.2%
		U.S. Treasury Bonds: 1.0%
6,464,000	S	3.500%, due 02/15/39	5,591,379
			5,591,379
		U.S. Treasury Notes: 8.2%
5,420,000	S	0.875%, due 05/31/11	5,402,239
1,530,000		1.125%, due 06/30/11	1,530,478
6,810,000	L	1.875%, due 06/15/12	6,861,640
16,583,000	L	2.250%, due 05/31/14	16,365,315
497,000	S	2.625%, due 04/30/16	480,692
14,540,000		2.625%, due 06/30/14	14,590,061
3,018,000	L	3.125%, due 05/15/19	2,919,924
			48,150,349
Total U.S. Treasury Obligations (Cost $53,419,842)			53,741,728

See Accompanying Notes to Financial Statements
52

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
ASSET-BACKED SECURITIES: 0.9%
		Automobile Asset-Backed Securities: 0.1%
$376,000	S	Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	$393,214
241,000	S	Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	242,698
113,000	S	Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	116,200
			752,112
		Home Equity Asset-Backed Securities: 0.4%
1,733,878	S	GSAA Trust, 5.242%, due 06/25/34	1,599,628
428,000	#,S	Irwin Home Equity, 5.960%, due 08/25/37	95,580
153,045	S	Merrill Lynch Mortgage Investors Trust, 0.674%, due 07/25/34	81,838
168	S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	163
387,857	S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	327,005
			2,104,214
		Other Asset-Backed Securities: 0.4%
107,455	S	Amortizing Residential Collateral Trust, 0.564%, due 05/25/32	57,774
69,434	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.914%, due 07/25/33	54,303
826	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	774
104,000	S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	45,310
733,647	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	613,495
851,801	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	584,213
459,000	#,S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	333,253
241,000	#,S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	142,675
524,516	S	Equity One, Inc., 5.050%, due 09/25/33	369,435
927,000	S	Hudson Mezzanine Funding, 1.314%, due 06/12/42	—

Principal Amount			Value
$281,922	S	Merrill Lynch Mortgage Investors Trust, 5.609%, due 03/25/37	$130,917
1,528	S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	1,482
20,045	S	Residential Asset Mortgage Products, Inc., 0.934%, due 06/25/33	12,141
329,414	S	Structured Asset Securities Corp., 4.910%, due 06/25/33	278,029
			2,623,801
Total Asset-Backed Securities (Cost $8,075,568)			5,480,127
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%
752,170	C,S	American Home Mortgage Assets, 2.260%, due 11/25/46	251,404
1,342,710	C,S	American Home Mortgage Investment Trust, 0.694%, due 11/25/45	315,256
1,420,396	C,S	Banc of America Funding Corp., 5.258%, due 09/20/35	775,773
887,287	C,S	Banc of America Mortgage Securities, Inc., 5.145%, due 09/25/35	709,169
678,826	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	609,736
191,706	C,S	Bear Stearns Alternative-A Trust, 0.634%, due 07/25/34	96,248
418,619	C,S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	417,854
954,809	C,S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	881,977
539,489	C,S	Citicorp Mortgage Securities, Inc., 5.500%, due 02/25/22	430,161
790,000	C,S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	626,795
618,956	C,S	Countrywide Alternative Loan Trust, 1.398%, due 11/25/46	108,232
304,423	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.634%, due 04/25/35	45,008
539,633	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	366,732
429,548	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	417,494
1,116,581	C,S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	543,473
505,560	C,S	First Horizon Mortgage Pass-through Trust, 5.394%, due 10/25/35	429,113
543,405	C,S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	479,732

See Accompanying Notes to Financial Statements
53

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,442,752	C,S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	$1,486,410
142,756	C,S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	146,632
1,378,570	C,S	GMAC Mortgage Corp. Loan Trust, 5.261%, due 03/18/35	1,208,745
152,243	C,S	GMAC Mortgage Corp. Loan Trust, 5.466%, due 11/19/35	114,013
683,130	#,C,S	GSMPS Mortgage Loan Trust, 0.714%, due 04/25/36	592,280
765,246	S	GSMPS Mortgage Loan Trust, 0.872%, due 01/25/35	496,868
378,783	C,S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	359,568
198,248	C,S	Harborview Mortgage Loan Trust, 0.663%, due 01/19/35	87,208
270,932	C,S	Homebanc Mortgage Trust, 1.174%, due 08/25/29	138,989
200,380	C,S	JPMorgan Alternative Loan Trust, 5.506%, due 01/25/36	131,350
246,517	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	245,606
1,180,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	937,952
81,940	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	83,198
690,000	C,S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	579,552
837,922	C,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	858,121
569,490	C,S	Luminent Mortgage Trust, 0.514%, due 10/25/46	234,847
21,468	C,S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	18,582
201,506	C,S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	189,471
100,072	C,S	MLCC Mortgage Investors, Inc., 0.634%, due 01/25/29	78,870
108,418	C,S	MortgageIT Trust, 0.684%, due 11/25/35	18,493
788,000	C,S	New York Mortgage Trust, Inc., 5.658%, due 05/25/36	511,163
325,521	C,S	Prime Mortgage Trust, 0.814%, due 02/25/35	185,780
82,941	C,S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	81,704
379,621	C,S	Residential Accredit Loans, Inc., 0.554%, due 04/25/46	65,874
110,669	C,S	Sequoia Mortgage Trust, 0.585%, due 01/20/35	61,644

Principal Amount				Value
	$3,151	C,S	Structured Adjustable Rate Mortgage Loan Trust, 0.624%, due 07/25/35	$1,386
	181,568	C,S	Structured Asset Mortgage Investments, Inc., 0.553%, due 04/19/35	91,651
	960,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	828,221
	1,130,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	866,080
	304,637	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.624%, due 01/25/45	142,051
	111,705	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.634%, due 08/25/45	60,760
	49,652	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.733%, due 06/25/44	26,650
	1,748,267	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.080%, due 01/25/47	615,970
	912,712	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.260%, due 09/25/46	174,748
	61,133	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.310%, due 05/25/46	10,416
	254,779	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.310%, due 06/25/46	90,640
	1,354,079	C,S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,214,358
	1,245,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.775%, due 07/25/34	1,129,852
	565,567	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.878%, due 08/25/34	510,752
	2,006,583	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	1,524,009
Total Collateralized Mortgage Obligations (Cost $31,870,651)				23,704,621
OTHER BONDS: 0.7%
			Foreign Government Bonds: 0.7%
BRL	8,953,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	3,989,100
Total Other Bonds (Cost $3,820,190)				3,989,100
Total Long-Term Investments (Cost $595,608,301)				585,328,098

See Accompanying Notes to Financial Statements
54

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 11.3%
		Money Market: 3.0%
$17,914,000	S	ING Institutional Prime Money Market Fund - Class I	$17,914,000
Total Money Market (Cost $17,914,000)			17,914,000

	Securities Lending Collateralcc: 8.3%
49,131,766	Bank of New York Mellon Corp. Institutional Cash Reserves	48,806,335
Total Securities Lending Collateral (Cost $49,131,766)		48,806,335
Total Short-Term Investments (Cost $67,045,766)		66,720,335

Total Investments in Securities (Cost $662,654,067)*	111.0%	$652,048,433
Other Assets and Liabilities - Net	(11.0)	(64,751,110)
Net Assets	100.0%	$587,297,323

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

MASTR  Mortgage Asset Securitization Transaction, Inc.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL  Brazilian Real

*  Cost for federal income tax purposes is $693,295,726.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$31,483,032
Gross Unrealized Depreciation	(72,730,325)
Net Unrealized Depreciation	$(41,247,293)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$343,664,621	$—	$—
Real Estate Investment Trusts	7,876,341	—	—
Preferred Stock	—	519,288	—
Corporate Bonds/Notes	—	65,778,058	84,009
U.S. Government Agency Obligations	—	80,490,205	—
U.S. Treasury Obligations	—	53,741,728	—
Asset-Backed Securities	—	5,480,127	—
Collateralized Mortgage Obligations	—	23,704,621	—
Foreign Government Bonds	—	—	3,989,100
Short-Term Investments	17,914,000	48,806,335	—
Total	$375,046,341	$272,928,983	$4,073,109
Other Financial Instruments***	(213,703)	(329,335)	—
Total	$(213,703)	$(329,335)	$—

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Corporate Bonds/Notes	$—	$—	$5,226	$—	$(5,217)	$84,000	$84,009
Foreign Government Bonds	2,290,460	2,990,736	(129,189)	(752,279)	582,997	(993,625)	3,989,100
Total	$2,290,460	$2,990,736	$(123,963)	$(752,279)	$577,780	$(909,625)	$4,073,109

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(345,582). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

See Accompanying Notes to Financial Statements
55

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Balanced Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Mini Index	22	09/18/09	$6,355
S&P 500	20	09/17/09	(62,192)
S&P Mid 400 E-Mini	23	09/18/09	(16,434)
U.S. Treasury 2-Year Note	26	09/30/09	(8,596)
			$(80,867)
Short Contracts
U.S. Treasury 10-Year Note	9	09/21/09	$(3,468)
U.S. Treasury Long Bond	47	09/21/09	(129,368)
			$(132,836)

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	543,500	$43,945	$—	$43,945
Goldman Sachs International	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.280)	12/20/13	USD	681,000	32,819	—	32,819
Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	344,000	(10,905)	—	(10,905)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	140,000	38,905	39,978	(1,073)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	284,000	78,921	77,833	1,088
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	959,000	266,497	143,031	123,466
						$2,951,500	$450,182	$260,842	$189,340

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 12/31/08(5)	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	6.71	USD	542,000	$(44,364)	$—	$(44,364)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	139,000	(89,324)	(44,165)	(45,159)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	284,000	(182,503)	(98,437)	(84,066)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	241,000	(154,870)	(75,603)	(79,267)

See Accompanying Notes to Financial Statements
56

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 12/31/08(5)	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	480,000	$(308,456)	$(75,567)	$(232,889)
							$1,686,000	$(779,517)	$(293,772)	$(485,745)

*  In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

(1)  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in the table above and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under SFAS No. 133	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Unrealized appreciation on swap agreements, net of upfront payments made	$462,160
Total Asset Derivatives		$462,160
Liability Derivatives
Credit contracts	Unrealized depreciation on swap agreements, net of upfront payments received	$791,495
Total Liability Derivatives		$791,495

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under SFAS No. 133	Forward Foreign Currency Contracts	Futures	Swaps	Total
Equity contracts	$—	$880,973	$—	$880,973
Foreign exchange contracts	(397,488)	—	—	(397,488)
Interest rate contracts	—	490,268	70,204	560,472
Credit contracts	—	—	2,774,379	2,774,379
Total	$(397,488)	$1,371,241	$2,844,583	$3,818,336

See Accompanying Notes to Financial Statements
57

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under SFAS No. 133	Forward Foreign Currency Contracts	Futures	Swaps	Total
Equity contracts	$—	$(236,536)	$—	$(236,536)
Foreign exchange contracts	163,392	—	—	163,392
Interest rate contracts	—	483,937	(164,419)	319,518
Credit contracts	—	—	(3,758,968)	(3,758,968)
Total	$163,392	$247,401	$(3,923,387)	$(3,512,594)

See Accompanying Notes to Financial Statements
58

  PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.5%
		Advertising: 0.0%
812	@	Interpublic Group of Cos., Inc.	$4,101
			4,101
		Aerospace/Defense: 0.6%
325,103	@	TransDigm Group, Inc.	11,768,729
			11,768,729
		Agriculture: 0.6%
757,838		Altria Group, Inc.	12,420,965
			12,420,965
		Apparel: 1.1%
840,237		Coach, Inc.	22,585,571
			22,585,571
		Auto Manufacturers: 1.9%
366,317	@	Navistar International Corp.	15,971,421
696,300		Paccar, Inc.	22,636,713
			38,608,134
		Auto Parts & Equipment: 1.1%
805,300	@@	Autoliv, Inc.	23,168,481
			23,168,481
		Banks: 9.9%
872,900		Bank of America Corp.	11,522,280
188,200		Comerica, Inc.	3,980,430
304,400		Goldman Sachs Group, Inc.	44,880,736
1,655,160		JPMorgan Chase & Co.	56,457,507
1,001,200		Morgan Stanley	28,544,212

Shares			Value
273,700		PNC Financial Services Group, Inc.	$10,622,297
1,891,300		Wells Fargo & Co.	45,882,938
			201,890,400
		Beverages: 3.2%
756,600		Coca-Cola Co.	36,309,234
506,450		PepsiCo, Inc.	27,834,492
			64,143,726
		Biotechnology: 1.6%
695,400	@	Gilead Sciences, Inc.	32,572,536
			32,572,536
		Computers: 4.9%
399,005	@	Apple, Inc.	56,830,283
1,116,800		Hewlett-Packard Co.	43,164,320
2,600	I,X	Seagate Technology, Inc. - Escrow	—
			99,994,603
		Cosmetics/Personal Care: 4.2%
1,654,292		Procter & Gamble Co.	84,534,322
			84,534,322
		Distribution/Wholesale: 0.5%
188,609		Watsco, Inc.	9,228,638
			9,228,638
		Diversified Financial Services: 0.7%
167,531	@@	Deutsche Boerse AG	13,038,099
			13,038,099
		Electric: 4.2%
347,000		Entergy Corp.	26,899,440
638,900		Exelon Corp.	32,718,069
653,800		Pacific Gas & Electric Co.	25,132,072
			84,749,581
		Electronics: 2.8%
785,900		Amphenol Corp.	24,865,876
787,900	@	Thermo Electron Corp.	32,122,683
			56,988,559
		Entertainment: 0.7%
1,069,600		Regal Entertainment Group	14,214,984
			14,214,984
		Food: 2.6%
459,800		JM Smucker Co.	22,373,868
645,300		Kellogg Co.	30,051,621
			52,425,489
		Healthcare-Products: 3.8%
585,510	@@	Covidien PLC	21,921,494
508,060		Johnson & Johnson	28,857,808
636,000	@	St. Jude Medical, Inc.	26,139,600
			76,918,902
		Healthcare-Services: 0.8%
637,200		Aetna, Inc.	15,961,860
			15,961,860

See Accompanying Notes to Financial Statements
59

  PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 2.9%
1,253,100		Principal Financial Group, Inc.	$23,608,404
464,585		Reinsurance Group of America, Inc.	16,218,662
772,400	@@	Willis Group Holdings Ltd.	19,873,852
			59,700,918
		Internet: 2.3%
111,874	@	Google, Inc. - Class A	47,164,959
			47,164,959
		Iron/Steel: 0.9%
529,000	L	United States Steel Corp.	18,906,460
			18,906,460
		Machinery-Diversified: 2.4%
334,500	@	AGCO Corp.	9,723,915
578,500		Cummins, Inc.	20,368,985
430,300		Roper Industries, Inc.	19,496,893
			49,589,793
		Media: 2.0%
3,006,300		CBS Corp. - Class B	20,803,596
750,458	@	Liberty Media Corp. - Entertainment	20,074,752
			40,878,348
		Mining: 2.0%
974,600		Alcoa, Inc.	10,067,618
381,900	@@,L	BHP Billiton Ltd. ADR	20,901,387
205,100		Freeport-McMoRan Copper & Gold, Inc.	10,277,561
			41,246,566
		Miscellaneous Manufacturing: 3.2%
1,453,781		General Electric Co.	17,038,313
901,600		Honeywell International, Inc.	28,310,240
540,600		Illinois Tool Works, Inc.	20,186,004
			65,534,557
		Oil & Gas: 11.8%
264,500		Apache Corp.	19,083,675
298,200	@@	EnCana Corp.	14,751,954
1,535,315		ExxonMobil Corp.	107,333,872
933,800		Marathon Oil Corp.	28,135,394
852,041	@@	Nexen, Inc.	18,446,687
388,300	@@	Royal Dutch Shell PLC ADR - Class A	19,488,777
292,500	@	Transocean, Ltd.	21,729,825
264,200		XTO Energy, Inc.	10,076,588
			239,046,772
		Oil & Gas Services: 1.8%
1,196,300		BJ Services Co.	16,305,569
368,300		Schlumberger Ltd.	19,928,713
			36,234,282
		Packaging & Containers: 0.8%
338,300		Silgan Holdings, Inc.	16,586,849
			16,586,849
		Pharmaceuticals: 5.4%
751,950		Abbott Laboratories	35,371,727
540,200		McKesson Corp.	23,768,800

Shares			Value
2,044,100		Pfizer, Inc.	$30,661,500
422,150	@@	Teva Pharmaceutical Industries Ltd. ADR	20,828,881
			110,630,908
		Retail: 4.0%
705,400	L	Abercrombie & Fitch Co.	17,910,106
383,900		Home Depot, Inc.	9,071,557
1,419,542		Macy's, Inc.	16,693,814
1,174,700		Staples, Inc.	23,693,699
297,500		Wal-Mart Stores, Inc.	14,410,900
			81,780,076
		Semiconductors: 3.5%
888,100		Applied Materials, Inc.	9,742,457
1,580,000		Intel Corp.	26,149,000
766,000		Linear Technology Corp.	17,886,100
1,905,000	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,926,050
			71,703,607
		Software: 3.3%
994,261		Microsoft Corp.	23,633,584
2,016,350	@	Oracle Corp.	43,190,217
			66,823,801
		Telecommunications: 6.2%
1,919,000		AT&T, Inc.	47,667,960
2,390,700	@	Cisco Systems, Inc.	44,562,648
761,150		Qualcomm, Inc.	34,403,980
			126,634,588
		Transportation: 0.8%
527,700		JB Hunt Transport Services, Inc.	16,110,681
			16,110,681
Total Common Stock (Cost $1,900,617,561)			2,003,790,845
Principal Amount			Value
CORPORATE BONDS/NOTES: 0.0%
		Electric: 0.0%
$20,000,000	±,L	Mirant Corp. - Escrow, due 06/15/21	$2
10,000,000	±	Southern Energy - Escrow, due 07/15/49	1
Total Corporate Bonds/Notes (Cost $—)			3
Total Long-Term Investments (Cost $1,900,617,561)			2,003,790,848
Shares			Value
SHORT-TERM INVESTMENTS: 3.1%
	Affiliated Mutual Fund: 1.7%
	35,788,000	ING Institutional Prime Money Market Fund - Class I	$35,788,000
Total Mutual Fund (Cost $35,788,000)			35,788,000

See Accompanying Notes to Financial Statements
60

  PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 1.4%
$28,561,378	Bank of New York Mellon Corp. Institutional Cash Reserves	$28,476,975
Total Securities Lending Collateral (Cost $28,561,378)		28,476,975
Total Short-Term Investments (Cost $64,349,378)		64,264,975

Total Investments in Securities (Cost $1,964,966,939)*	101.6%	$2,068,055,823
Other Assets and Liabilities - Net	(1.6)	(33,054,157)
Net Assets	100.0%	$2,035,001,666

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

±  Defaulted security

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $2,044,952,116.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$210,260,230
Gross Unrealized Depreciation	(187,156,523)
Net Unrealized Appreciation	$23,103,707

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock
Advertising	$4,101	$—	$—
Aerospace/Defense	11,768,729	—	—
Agriculture	12,420,965	—	—
Apparel	22,585,571	—	—
Auto Manufacturers	38,608,134	—	—
Auto Parts & Equipment	23,168,481	—	—
Banks	201,890,400	—	—
Beverages	64,143,726	—	—
Biotechnology	32,572,536	—	—
Computers	99,994,603	—	—
Cosmetics/Personal Care	84,534,322	—	—
Distribution/Wholesale	9,228,638	—	—
Diversified Financial Services	—	13,038,099	—
Electric	84,749,581	—	—
Electronics	56,988,559	—	—
Entertainment	14,214,984	—	—
Food	52,425,489	—	—
Healthcare - Products	76,918,902	—	—
Healthcare - Services	15,961,860	—	—
Insurance	59,700,918	—	—
Internet	47,164,959	—	—
Iron/Steel	18,906,460	—	—
Machinery - Diversified	49,589,793	—	—
Media	40,878,348	—	—
Mining	41,246,566	—	—
Miscellaneous Manufacturing	65,534,557	—	—
Oil & Gas	239,046,772	—	—
Oil & Gas Services	36,234,282	—	—
Packaging & Containers	16,586,849	—	—
Pharmaceuticals	110,630,908	—	—
Retail	81,780,076	—	—
Semiconductors	71,703,607	—	—
Software	66,823,801	—	—
Telecommunications	126,634,588	—	—
Transportation	16,110,681	—	—
Total Common Stock	$1,990,752,746	$13,038,099	$—
Corporate Bonds/Notes	—	—	3
Short-Term Investments	35,788,000	28,476,975	—
Total	$2,026,540,746	$41,515,074	$3
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

See Accompanying Notes to Financial Statements
61

  PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Corporate Bonds/Notes	$—	$—	$—	$—	$3	$—	$3
Total	$—	$—	$—	$—	$3	$—	$3

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $3. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements
62

ING OPPORTUNISTIC LARGECAP  PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.5%
		Aerospace/Defense: 5.8%
12,000		Goodrich Corp.	$599,640
19,100		Lockheed Martin Corp.	1,540,415
29,300		Raytheon Co.	1,301,799
10,100		United Technologies Corp.	524,796
			3,966,650
		Agriculture: 4.0%
82,100		Altria Group, Inc.	1,345,619
32,200		Philip Morris International, Inc.	1,404,564
			2,750,183
		Banks: 2.4%
6,000		Goldman Sachs Group, Inc.	884,640
13,500		Northern Trust Corp.	724,680
			1,609,320
		Beverages: 1.1%
13,200		PepsiCo, Inc.	725,472
			725,472
		Biotechnology: 1.6%
10,300	@	Biogen Idec, Inc.	465,045
18,500	@	Myriad Genetics, Inc.	659,525
			1,124,570
		Chemicals: 0.9%
12,600		Sigma-Aldrich Corp.	624,456
			624,456

Shares			Value
		Computers: 13.5%
28,800	@	Apple, Inc.	$4,101,984
80,500	@	EMC Corp.	1,054,551
25,400		Hewlett-Packard Co.	981,710
23,700		International Business Machines Corp.	2,474,754
23,000	@	Western Digital Corp.	609,500
			9,222,499
		Diversified Financial Services: 0.8%
30,400	@	TD Ameritrade Holding Corp.	533,216
			533,216
		Electronics: 1.5%
28,300	@	Dolby Laboratories, Inc.	1,055,024
			1,055,024
		Engineering & Construction: 2.7%
36,700		Fluor Corp.	1,882,343
			1,882,343
		Food: 1.5%
52,300	@	Dean Foods Co.	1,003,637
			1,003,637
		Healthcare-Services: 1.5%
9,400		Quest Diagnostics	530,442
21,200		UnitedHealth Group, Inc.	529,576
			1,060,018
		Household Products/Wares: 1.5%
20,000		Kimberly-Clark Corp.	1,048,600
			1,048,600
		Internet: 3.4%
7,800	@	Amazon.com, Inc.	652,548
2,800	@	Google, Inc. - Class A	1,180,452
26,100	@	VeriSign, Inc.	482,328
			2,315,328
		Machinery-Diversified: 0.9%
8,600		Flowserve Corp.	600,366
			600,366
		Media: 2.5%
88,600		Comcast Corp. - Class A	1,283,814
18,700	@,L	DIRECTV Group, Inc.	462,077
			1,745,891
		Miscellaneous Manufacturing: 1.8%
27,900		ITT Corp.	1,241,550
			1,241,550
		Oil & Gas: 2.7%
17,900		Murphy Oil Corp.	972,328
22,800		XTO Energy, Inc.	869,592
			1,841,920
		Oil & Gas Services: 1.9%
28,500	@	Cameron International Corp.	806,550
15,600	@	National Oilwell Varco, Inc.	509,496
			1,316,046

See Accompanying Notes to Financial Statements
63

ING OPPORTUNISTIC LARGECAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Packaging & Containers: 2.1%
60,300	@	Crown Holdings, Inc.	$1,455,642
			1,455,642
		Pharmaceuticals: 14.1%
11,000		Abbott Laboratories	517,440
35,600		AmerisourceBergen Corp.	631,544
50,500		Bristol-Myers Squibb Co.	1,025,655
20,800		Eli Lilly & Co.	720,512
28,100	@	Express Scripts, Inc.	1,931,875
28,100	@	Forest Laboratories, Inc.	705,591
23,300	@	Medco Health Solutions, Inc.	1,062,713
59,500	@,L	Mylan Laboratories	776,475
4,625	@	Myriad Pharmaceuticals, Inc.	21,506
24,900		Omnicare, Inc.	641,424
22,400		Schering-Plough Corp.	562,688
31,000	@	Watson Pharmaceuticals, Inc.	1,044,390
			9,641,813
		Retail: 11.1%
11,200		Advance Auto Parts, Inc.	464,688
6,600	@	Autozone, Inc.	997,326
13,900	@	Dollar Tree, Inc.	585,190
19,100		Family Dollar Stores, Inc.	540,530
6,000		McDonald's Corp.	344,940
25,600		Petsmart, Inc.	549,376
21,000		Ross Stores, Inc.	810,600
63,300		TJX Cos., Inc.	1,991,418
27,300		Wal-Mart Stores, Inc.	1,322,412
			7,606,480
		Savings & Loans: 0.5%
23,400		Hudson City Bancorp., Inc.	310,986
			310,986
		Semiconductors: 5.9%
62,000		Altera Corp.	1,009,360
13,200		Linear Technology Corp.	308,220
96,400	@,@@	Marvell Technology Group Ltd.	1,122,096
77,500		Xilinx, Inc.	1,585,650
			4,025,326
		Software: 8.7%
17,600	@	BMC Software, Inc.	594,704
89,000		CA, Inc.	1,551,270
30,600		Microsoft Corp.	727,362
61,600	@	Oracle Corp.	1,319,472
33,400	@	Red Hat, Inc.	672,342
18,300	@	Salesforce.com, Inc.	698,511
13,800	@	VMware, Inc.	376,326
			5,939,987
		Telecommunications: 2.1%
19,400	@	Cisco Systems, Inc.	361,616
11,700		Qualcomm, Inc.	528,840
129,400	L	Qwest Communications International, Inc.	537,010
			1,427,466
Total Common Stock (Cost $64,443,808)			66,074,789

Shares		Value
EXCHANGE-TRADED FUNDS: 2.7%
	Exchange-Traded Funds: 2.7%
45,000	iShares Russell 1000 Growth Index Fund	$1,846,350
Total Exchange-Traded Funds (Cost $1,661,560)		1,846,350
Total Long-Term Investments (Cost $66,105,368)		67,921,139
SHORT-TERM INVESTMENTS: 2.9%
	Affiliated Mutual Fund: 0.3%
188,000	ING Institutional Prime Money Market Fund - Class I	188,000
Total Mutual Fund (Cost $188,000)		188,000
Principal Amount		Value

	Securities Lending Collateralcc: 2.6%
$1,833,148	Bank of New York Mellon Corp. Institutional Cash Reserves	$1,798,322
Total Securities Lending Collateral (Cost $1,833,148)		1,798,322
Total Short-Term Investments (Cost $2,021,148)		1,986,322

Total Investments in Securities (Cost $68,126,516)*	102.1%	$69,907,461
Other Assets and Liabilities - Net	(2.1)	(1,404,411)
Net Assets	100.0%	$68,503,050

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $68,966,996.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,880,007
Gross Unrealized Depreciation	(3,939,542)
Net Unrealized Appreciation	$940,465

See Accompanying Notes to Financial Statements
64

ING OPPORTUNISTIC LARGECAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$66,074,789	$—	$—
Exchange-Traded Funds	1,846,350	—	—
Short-Term Investments	188,000	1,798,322	—
Total	$68,109,139	$1,798,322	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements
65

  PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 92.7%
		Advertising: 0.4%
169,540	@	inVentiv Health, Inc.	$2,293,876
			2,293,876
		Aerospace/Defense: 2.0%
167,126	@	Moog, Inc.	4,313,522
123,800	@	Orbital Sciences Corp.	1,878,046
118,600	@	Teledyne Technologies, Inc.	3,884,150
			10,075,718
		Apparel: 2.7%
215,288	@	Carter's, Inc.	5,298,238
141,700	@,L	True Religion Apparel, Inc.	3,159,910
232,500		Wolverine World Wide, Inc.	5,128,950
			13,587,098
		Auto Parts & Equipment: 0.5%
234,604		Cooper Tire & Rubber Co.	2,327,272
			2,327,272
		Banks: 6.5%
288,314		Bank Mutual Corp.	2,514,098
263,254		FirstMerit Corp.	4,470,053
60,000		Glacier Bancorp., Inc.	886,200
69,300		IBERIABANK Corp.	2,731,113
290,300		Old National Bancorp.	2,850,746
188,715		PacWest Bancorp	2,483,489
127,918		Prosperity Bancshares, Inc.	3,815,794
147,150	@	Signature Bank	3,990,708
93,230		UMB Financial Corp.	3,543,672

Shares			Value
59,000	L	Westamerica Bancorp.	$2,926,990
423,422	@	Western Alliance Bancorp.	2,896,206
			33,109,069
		Biotechnology: 2.4%
48,891	@	Acorda Therapeutics, Inc.	1,378,237
24,200	@,L	AMAG Pharmaceuticals, Inc.	1,323,014
75,700	@	Cubist Pharmaceuticals, Inc.	1,387,581
25,400	@,L	Dendreon Corp.	631,190
230,100	@,L	Human Genome Sciences, Inc.	658,086
131,200	@,L	InterMune, Inc.	1,994,240
140,785	@	Medicines Co.	1,181,186
40,500	@	OSI Pharmaceuticals, Inc.	1,143,315
274,874	@	RTI Biologics, Inc.	1,179,209
112,000	@	Seattle Genetics, Inc.	1,088,640
			11,964,698
		Chemicals: 2.9%
133,000		Albemarle Corp.	3,400,810
76,100		Cytec Industries, Inc.	1,416,982
218,500		HB Fuller Co.	4,101,245
67,700		Minerals Technologies, Inc.	2,438,554
244,400		RPM International, Inc.	3,431,376
			14,788,967
		Commercial Services: 4.7%
214,737		Arbitron, Inc.	3,412,171
82,500	@,L	Capella Education Co.	4,945,875
75,500	@	FTI Consulting, Inc.	3,829,360
94,100		Global Payments, Inc.	3,524,986
176,900	@	PHH Corp.	3,216,042
196,248	@	TrueBlue, Inc.	1,648,483
85,710		Watson Wyatt Worldwide, Inc.	3,216,696
			23,793,613
		Computers: 3.1%
127,700	@	CACI International, Inc.	5,454,067
672,769	@	Mentor Graphics Corp.	3,680,046
142,300	@	Micros Systems, Inc.	3,603,036
82,600	@,L	Synaptics, Inc.	3,192,490
			15,929,639
		Cosmetics/Personal Care: 1.1%
84,700	@,L	Chattem, Inc.	5,768,070
			5,768,070
		Distribution/Wholesale: 2.7%
204,100	@	Fossil, Inc.	4,914,728
94,500		Owens & Minor, Inc.	4,140,990
93,700	L	Watsco, Inc.	4,584,741
			13,640,459
		Diversified Financial Services: 2.6%
176,500		Duff & Phelps Corp.	3,138,170
238,953	@	Knight Capital Group, Inc.	4,074,149
234,269		Sanders Morris Harris Group, Inc.	1,288,480
93,547	@	Stifel Financial Corp.	4,498,675
			12,999,474
		Electric: 4.5%
133,500		Black Hills Corp.	3,069,165
288,600		Cleco Corp.	6,470,412
221,600	@	El Paso Electric Co.	3,093,536
101,118		Idacorp, Inc.	2,643,225
71,000		NorthWestern Corp.	1,615,960
311,268		Portland General Electric Co.	6,063,502
			22,955,800

See Accompanying Notes to Financial Statements
66

  PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Electrical Components & Equipment: 0.6%
351,561	@	Advanced Energy Industries, Inc.	$3,160,532
			3,160,532
		Electronics: 3.8%
113,600		Brady Corp.	2,853,632
203,900	@	FEI Co.	4,669,310
136,554	@	Flir Systems, Inc.	3,080,658
118,707	@	Varian, Inc.	4,680,617
183,000		Watts Water Technologies, Inc.	3,941,820
			19,226,037
		Entertainment: 1.1%
195,700	@	Bally Technologies, Inc.	5,855,344
			5,855,344
		Environmental Control: 1.3%
58,139	@	Clean Harbors, Inc.	3,138,925
124,899	@	Waste Connections, Inc.	3,236,133
			6,375,058
		Food: 1.5%
67,600	@,L	American Italian Pasta Co.	1,969,864
108,669		Flowers Foods, Inc.	2,373,331
255,700		Spartan Stores, Inc.	3,173,237
			7,516,432
		Gas: 0.4%
65,400		WGL Holdings, Inc.	2,094,108
			2,094,108
		Hand/Machine Tools: 0.9%
113,400		Regal-Beloit Corp.	4,504,248
			4,504,248
		Healthcare-Products: 3.3%
78,800	@	Gen-Probe, Inc.	3,386,824
101,575	@	Greatbatch, Inc.	2,296,611
62,800	@	Haemonetics Corp.	3,579,600
94,900	@	Immucor, Inc.	1,305,824
198,252		Meridian Bioscience, Inc.	4,476,530
184,624	@	Micrus Endovascular Corp.	1,669,001
			16,714,390
		Healthcare-Services: 2.3%
100,400	@	AMERIGROUP Corp.	2,695,740
122,933	@	Healthsouth Corp.	1,775,153
172,600	@	Psychiatric Solutions, Inc.	3,924,924
67,406		Universal Health Services, Inc.	3,292,783
			11,688,600
		Home Builders: 0.5%
163,800		Ryland Group, Inc.	2,745,288
			2,745,288
		Home Furnishings: 0.2%
122,400		Ethan Allen Interiors, Inc.	1,268,064
			1,268,064
		Housewares: 0.4%
75,300	L	Toro Co.	2,251,470
			2,251,470

Shares			Value
		Insurance: 3.5%
107,332	@,@@	Argo Group International Holdings Ltd.	$3,028,909
121,000		Delphi Financial Group	2,351,030
73,300	@	Navigators Group, Inc.	3,256,719
171,500	@@	Platinum Underwriters Holdings Ltd.	4,903,185
96,918	@	ProAssurance Corp.	4,478,581
			18,018,424
		Internet: 2.6%
339,597	@	Avocent Corp.	4,740,774
251,824	@	Blue Coat Systems, Inc.	4,165,169
149,548	@	j2 Global Communications, Inc.	3,373,803
101,800	@	Valueclick, Inc.	1,070,936
			13,350,682
		Investment Companies: 0.6%
498,913	L	Apollo Investment Corp.	2,993,478
			2,993,478
		Machinery-Diversified: 2.7%
78,800	@	AGCO Corp.	2,290,716
124,927	@	Gardner Denver, Inc.	3,144,413
284,000	@	Intermec, Inc.	3,663,600
62,968		Nordson Corp.	2,434,343
61,421		Wabtec Corp.	1,975,914
			13,508,986
		Metal Fabricate/Hardware: 0.8%
238,600		Commercial Metals Co.	3,824,758
			3,824,758
		Miscellaneous Manufacturing: 1.2%
228,600		Actuant Corp.	2,788,920
270,590		Barnes Group, Inc.	3,217,315
			6,006,235
		Oil & Gas: 2.7%
98,700	@	Bill Barrett Corp.	2,710,302
171,228	@,L	Carrizo Oil & Gas, Inc.	2,936,560
198,400		Frontier Oil Corp.	2,601,024
342,600	@	McMoRan Exploration Co.	2,041,896
127,300	@	Unit Corp.	3,509,661
			13,799,443
		Oil & Gas Services: 1.8%
48,665	L	Core Laboratories NV	4,241,155
96,100	@	Dril-Quip, Inc.	3,661,410
166,824	@	Tetra Technologies, Inc.	1,327,919
			9,230,484
		Packaging & Containers: 1.1%
112,400		Silgan Holdings, Inc.	5,510,972
			5,510,972
		Pharmaceuticals: 1.8%
327,600	@	Akorn, Inc.	393,120
157,094	@	Nektar Therapeutics	1,017,969
129,566		Omnicare, Inc.	3,337,620
120,600	@	Onyx Pharmaceuticals, Inc.	3,408,156
71,900	@,L	Savient Pharmaceuticals, Inc.	996,534
			9,153,399

See Accompanying Notes to Financial Statements
67

  PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 4.4%
169,700		Casey's General Stores, Inc.	$4,359,593
205,400	@,L	Dress Barn, Inc.	2,937,220
218,437	@	Jack in the Box, Inc.	4,903,911
162,213	@	Jo-Ann Stores, Inc.	3,352,943
190,012	@	Papa John's International, Inc.	4,710,397
670,700	@	Wet Seal, Inc.	2,059,049
			22,323,113
		Savings & Loans: 1.8%
324,168		NewAlliance Bancshares, Inc.	3,727,932
276,199		Provident Financial Services, Inc.	2,513,411
294,141		Westfield Financial, Inc.	2,664,917
			8,906,260
		Semiconductors: 4.1%
115,900	@,L	Emulex Corp.	1,133,502
573,000	@	Entegris, Inc.	1,558,560
213,800	@	Formfactor, Inc.	3,685,912
192,400		Micrel, Inc.	1,408,368
215,600	@	MKS Instruments, Inc.	2,843,764
421,700	@	ON Semiconductor Corp.	2,892,862
114,400		Power Integrations, Inc.	2,721,576
367,837	@,@@	Verigy Ltd.	4,476,576
			20,721,120
		Software: 4.4%
149,692	@	Ansys, Inc.	4,664,403
58,300	@	Concur Technologies, Inc.	1,811,964
82,900	@	Parametric Technology Corp.	969,101
176,700	@	Progress Software Corp.	3,740,739
321,900	@	Quest Software, Inc.	4,487,286
224,200	@	Solera Holdings, Inc.	5,694,680
172,850	@	THQ, Inc.	1,237,606
			22,605,779
		Telecommunications: 3.9%
381,160		Alaska Communications Systems Group, Inc.	2,790,091
166,200		NTELOS Holdings Corp.	3,061,404
276,037	@	Polycom, Inc.	5,595,270
247,828	@	RCN Corp.	1,479,533
152,200	@	SBA Communications Corp.	3,734,988
176,200	@	Tekelec	2,965,446
			19,626,732
		Transportation: 2.9%
140,811	@	Atlas Air Worldwide Holdings, Inc.	3,265,407
257,300		Heartland Express, Inc.	3,787,456
158,481	@	HUB Group, Inc.	3,271,048
99,400	@	Kirby Corp.	3,159,926
38,400	@	Old Dominion Freight Line	1,289,088
			14,772,925
Total Common Stock (Cost $479,151,713)			470,986,114
REAL ESTATE INVESTMENT TRUSTS: 4.4%
		Apartments: 0.8%
182,800		American Campus Communities, Inc.	4,054,504
			4,054,504

Shares			Value
		Hotels: 0.4%
335,100	@	DiamondRock Hospitality Co.	$2,097,726
			2,097,726
		Mortgage: 1.1%
72,281		Hatteras Financial Corp.	2,066,514
252,269		Redwood Trust, Inc.	3,723,490
			5,790,004
		Office Property: 0.7%
163,700		Highwoods Properties, Inc.	3,661,969
			3,661,969
		Shopping Centers: 0.6%
242,156		Acadia Realty Trust	3,160,136
			3,160,136
		Single Tenant: 0.8%
220,272	L	National Retail Properties, Inc.	3,821,719
			3,821,719
Total Real Estate Investment Trusts (Cost $20,954,084)			22,586,058
EXCHANGE-TRADED FUNDS: 1.3%
		Exchange-Traded Funds: 1.3%
19,876	L	iShares Russell 2000 Index Fund	1,012,881
124,345	L	iShares Russell 2000 Value Index Fund	5,785,773
Total Exchange-Traded Funds (Cost $6,431,974)			6,798,654
Total Long-Term Investments (Cost $506,537,771)			500,370,826
SHORT-TERM INVESTMENTS: 6.7%
	Affiliated Mutual Fund: 0.5%
2,651,000	ING Institutional Prime Money Market Fund - Class I		2,651,000
Total Mutual Fund (Cost $2,651,000)			2,651,000

Principal Amount		Value
		Securities Lending Collateralcc: 6.2%
$31,619,673	Bank of New York Mellon Corp. Institutional Cash Reserves	$31,278,815
Total Securities Lending Collateral (Cost $31,619,673)		31,278,815
Total Short-Term Investments (Cost $34,270,673)		33,929,815

Total Investments in Securities (Cost $540,808,444)*	105.1%	$534,300,641
Other Assets and Liabilities - Net	(5.1)	(26,007,987)
Net Assets	100.0%	$508,292,654

@  Non-income producing security

@@  Foreign Issuer

See Accompanying Notes to Financial Statements
68

  PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $570,074,628.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$35,997,797
Gross Unrealized Depreciation	(71,771,784)
Net Unrealized Depreciation	$(35,773,987)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$470,986,114	$—	$—
Real Estate Investment Trusts	22,586,058	—	—
Exchange-Traded Funds	6,798,654	—	—
Short-Term Investments	2,651,000	31,278,815	—
Total	$503,021,826	$31,278,815	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements
69

ING OPPORTUNISTIC  PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.8%
		Aerospace/Defense: 4.6%
14,200		Lockheed Martin Corp.	$1,145,230
15,200		Northrop Grumman Corp.	694,336
18,900		Raytheon Co.	839,727
15,800		United Technologies Corp.	820,968
			3,500,261
		Agriculture: 1.6%
30,800		Reynolds American, Inc.	1,189,496
			1,189,496
		Banks: 9.9%
113,500		Bank of America Corp.	1,498,200
9,900		Goldman Sachs Group, Inc.	1,459,656
311	@@	HSBC Holdings PLC ADR	12,990
40,000		JPMorgan Chase & Co.	1,364,400
10,900		Northern Trust Corp.	585,112
20,700		PNC Financial Services Group, Inc.	803,367
74,500		Wells Fargo & Co.	1,807,370
			7,531,095
		Biotechnology: 1.5%
25,300	@	Biogen Idec, Inc.	1,142,295
			1,142,295
		Computers: 12.5%
27,800	@@	Accenture Ltd.	930,188
13,994	@	Apple, Inc.	1,993,165
25,600	@	Computer Sciences Corp.	1,134,080
79,700	@	EMC Corp.	1,044,070

Shares			Value
47,200		Hewlett-Packard Co.	$1,824,280
24,600		International Business Machines Corp.	2,568,732
			9,494,515
		Diversified Financial Services: 2.5%
42,500		American Express Co.	987,700
52,200		Charles Schwab Corp.	915,588
			1,903,288
		Electric: 1.6%
15,700		Exelon Corp.	803,997
11,900		Public Service Enterprise Group, Inc.	388,297
			1,192,294
		Food: 3.4%
49,603	@	Dean Foods Co.	951,882
30,500		Kraft Foods, Inc.	772,870
86,500		Sara Lee Corp.	844,240
			2,568,992
		Healthcare-Services: 1.3%
41,000		UnitedHealth Group, Inc.	1,024,180
			1,024,180
		Home Builders: 0.9%
74,200		D.R. Horton, Inc.	694,512
			694,512
		Household Products/Wares: 1.0%
14,900		Kimberly-Clark Corp.	781,207
			781,207
		Insurance: 2.1%
21,800	@@	ACE Ltd.	964,214
40,300		UnumProvident Corp.	639,158
			1,603,372
		Internet: 6.3%
14,300	@	Amazon.com, Inc.	1,196,338
78,900	@	eBay, Inc.	1,351,557
2,461	@	Google, Inc. - Class A	1,037,533
78,500	@	Symantec Corp.	1,221,460
			4,806,888
		Iron/Steel: 0.7%
13,300		Reliance Steel & Aluminum Co.	510,587
			510,587
		Media: 2.1%
111,600		Comcast Corp. - Class A	1,617,084
			1,617,084
		Metal Fabricate/Hardware: 1.0%
10,100		Precision Castparts Corp.	737,603
			737,603
		Miscellaneous Manufacturing: 4.1%
15,100		Cooper Industries Ltd.	468,855
33,600		Dover Corp.	1,111,824
130,300		General Electric Co.	1,527,116
			3,107,795

See Accompanying Notes to Financial Statements
70

ING OPPORTUNISTIC  PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Office/Business Equipment: 1.0%
33,200		Pitney Bowes, Inc.	$728,076
			728,076
		Oil & Gas: 7.1%
7,000	@@,L	China Petroleum & Chemical Corp. ADR	531,020
26,800		ExxonMobil Corp.	1,873,588
25,300		Murphy Oil Corp.	1,374,296
27,700	@@	Nexen, Inc.	599,705
34,400		Noble Corp.	1,040,600
			5,419,209
		Oil & Gas Services: 2.7%
33,600	@	Cameron International Corp.	950,880
33,800	@	National Oilwell Varco, Inc.	1,103,908
			2,054,788
		Packaging & Containers: 2.2%
31,300	@	Crown Holdings, Inc.	755,582
44,300	@	Pactiv Corp.	961,310
			1,716,892
		Pharmaceuticals: 11.8%
41,600		AmerisourceBergen Corp.	737,984
24,400		Eli Lilly & Co.	845,216
15,000	@	Express Scripts, Inc.	1,031,250
51,800	@	Forest Laboratories, Inc.	1,300,698
29,400	@	Medco Health Solutions, Inc.	1,340,934
26,600		Omnicare, Inc.	685,216
150,900		Pfizer, Inc.	2,263,500
22,400	@	Watson Pharmaceuticals, Inc.	754,656
			8,959,454
		Retail: 4.4%
22,300		Family Dollar Stores, Inc.	631,090
45,800		Home Depot, Inc.	1,082,254
18,600		Ross Stores, Inc.	717,960
13,900	@,L	Sears Holding Corp.	924,628
			3,355,932
		Savings & Loans: 1.5%
85,700		Hudson City Bancorp., Inc.	1,138,953
			1,138,953
		Semiconductors: 2.8%
69,900	@,@@	Marvell Technology Group Ltd.	813,636
25,500	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	239,955
52,000		Texas Instruments, Inc.	1,107,600
			2,161,191
		Telecommunications: 5.2%
38,500	@,@@	Amdocs Ltd.	825,825
110,300	@	Cisco Systems, Inc.	2,055,992
223,300	@	Sprint Nextel Corp.	1,074,073
			3,955,890
Total Common Stock (Cost $72,360,860)			72,895,849

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Regional Malls: 0.7%
11,000	L	Simon Property Group, Inc.	$565,730
Total Real Estate Investment Trusts (Cost $594,268)			565,730
EXCHANGE-TRADED FUNDS: 2.1%
		Exchange-Traded Funds: 2.1%
41,300		Consumer Staples Select Sector SPDR Fund	949,487
6,700		SPDR Trust Series 1	615,864
Total Exchange-Traded Funds (Cost $1,553,423)			1,565,351
Total Long-Term Investments (Cost $74,508,551)			75,026,930
SHORT-TERM INVESTMENTS: 2.3%
		Affiliated Mutual Fund: 0.8%
634,000		ING Institutional Prime Money Market Fund - Class I	634,000
Total Mutual Fund (Cost $634,000)			634,000

Principal Amount		Value
	Securities Lending Collateralcc: 1.5%
$1,148,804	Bank of New York Mellon Corp. Institutional Cash Reserves	$1,103,446
Total Securities Lending Collateral (Cost $1,148,804)		1,103,446
Total Short-Term Investments (Cost $1,782,804)		1,737,446

Total Investments in Securities (Cost $76,291,355)*	100.9%	$76,764,376
Other Assets and Liabilities - Net	(0.9)	(674,466)
Net Assets	100.0%	$76,089,910

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $79,633,865.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,145,611
Gross Unrealized Depreciation	(6,015,100)
Net Unrealized Depreciation	$(2,869,489)

See Accompanying Notes to Financial Statements
71

ING OPPORTUNISTIC  PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$72,895,849	$—	$—
Real Estate Investment Trusts	565,730	—	—
Exchange-Traded Funds	1,565,351	—	—
Short-Term Investments	634,000	1,103,446	—
Total	$75,660,930	$1,103,446	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements
72

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

U.S. Government Agency Obligations	38.5%
Corporate Bonds/Notes	30.4%
U.S. Treasury Obligations	26.0%
Collateralized Mortgage Obligations	11.6%
Other Bonds	1.9%
Asset-Backed Securities	1.7%
Preferred Stock	0.2%
Other Assets and Liabilities — Net*	(10.3)%
Net Assets	100.0%

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)
*  Includes short-term investments related to commercial paper, ING Institutional Prime Money Market Fund — Class I, securities lending collateral and U.S. Treasury Bill.
Portfolio holdings are subject to change daily.

Principal Amount			Value
CORPORATE BONDS/NOTES: 30.4%
		Agriculture: 0.5%
$8,994,000		Altria Group, Inc., 9.700%, due 11/10/18	$10,327,477
620,000		Philip Morris International, Inc., 5.650%, due 05/16/18	651,013
2,798,000		Philip Morris International, Inc., 6.875%, due 03/17/14	3,160,243
			14,138,733
		Banks: 7.4%
7,348,000		American Express Bank FSB, 5.500%, due 04/16/13	7,217,162
8,714,000	C	Bank of America Corp., 8.000%, due 12/29/49	7,288,154
3,090,000	@@,C	Bank of Ireland, 0.875%, due 12/29/49	861,183
2,120,000	@@,C	Barclays Bank PLC, 1.875%, due 08/29/49	879,800
16,627,000	@@,#	Barclays Bank PLC, 6.050%, due 12/04/17	14,441,148
2,600,000	@@,C	BNP Paribas, 1.928%, due 09/29/49	1,092,000
2,140,000		Capital One Financial Corp., 7.375%, due 05/23/14	2,208,970
13,279,000		Citigroup, Inc., 5.000%, due 09/15/14	11,144,228
8,999,000		Citigroup, Inc., 5.250%, due 02/27/12	8,792,851
1,020,000		Citigroup, Inc., 8.500%, due 05/22/19	1,039,306
3,280,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	1,598,334

Principal Amount			Value
$13,925,000		Fifth Third Bancorp., 8.250%, due 03/01/38	$10,683,636
10,773,000		First Tennessee Bank NA, 5.650%, due 04/01/16	8,083,122
3,650,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	3,735,899
4,974,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	5,146,956
6,202,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	6,223,329
8,651,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	9,038,115
7,580,000	@@,C	HSBC Bank PLC, 1.288%, due 06/29/49	3,600,500
3,796,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	3,790,093
5,734,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	5,534,078
3,037,000		Morgan Stanley, 2.250%, due 03/13/12	3,065,739
5,797,000		Morgan Stanley, 4.750%, due 04/01/14	5,481,481
2,296,000	C	Morgan Stanley, 5.300%, due 03/01/13	2,327,458
8,806,000	C	Morgan Stanley, 6.750%, due 04/15/11	9,228,750
4,399,000	C	Morgan Stanley, 7.300%, due 05/13/19	4,569,549
13,106,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	13,738,286
12,495,000	@@,#,C	Rabobank, 11.000%, due 12/29/49	13,935,911
660,000	@@,C	Societe Generale, 1.375%, due 11/29/49	289,163
17,277,000		State Street Corp., 2.150%, due 04/30/12	17,366,996
6,361,000		SunTrust Bank/Atlanta GA, 5.450%, due 12/01/17	5,596,026
4,189,000		Wachovia Bank NA, 6.000%, due 11/15/17	4,228,636
10,798,000		Wachovia Bank NA, 6.600%, due 01/15/38	10,559,299
6,681,000		Wachovia Corp., 5.500%, due 05/01/13	6,907,412
			209,693,570
		Beverages: 0.8%
8,214,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	8,296,822
7,979,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	8,741,170
3,790,000	C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	4,014,645
1,606,000	C	Dr Pepper Snapple Group, Inc., 7.450%, due 05/01/38	1,708,309
			22,760,946

See Accompanying Notes to Financial Statements
73

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Chemicals: 0.5%
$3,616,000	#,C	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	$3,700,922
3,316,000	#,C	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	3,465,174
5,995,000	C	Dow Chemical Co., 7.600%, due 05/15/14	6,181,079
			13,347,175
		Computers: 0.2%
6,750,000	C	Hewlett-Packard Co., 4.750%, due 06/02/14	7,054,290
			7,054,290
		Diversified Financial Services: 4.1%
13,709,000	@@,#,C	Aiful Corp., 4.450%, due 02/16/10	10,008,845
4,859,000		American Express Credit Corp., 7.300%, due 08/20/13	5,056,416
3,840,000		Capital One Bank USA NA, 6.500%, due 06/13/13	3,798,985
	9,127,000	Capital One Bank USA NA, 8.800%, due 07/15/19	9,339,814
3,403,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	2,232,875
7,753,000		FIA Card Services NA, 6.625%, due 06/15/12	8,059,306
6,198,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	5,843,363
16,876,000		General Electric Capital Corp., 2.200%, due 06/08/12	16,974,421
7,666,000		General Electric Capital Corp., 5.875%, due 01/14/38	6,085,087
15,708,000		General Electric Capital Corp., 6.875%, due 01/10/39	14,180,673
11,976,000		International Lease Finance Corp., 6.625%, due 11/15/13	9,226,167
6,907,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	6,843,324
3,245,000		Merrill Lynch & Co., Inc., 4.250%, due 02/08/10	3,258,327
6,334,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	6,355,181
4,574,000	C	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	5,744,089
630,249	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	621,667
30,862,493	#,S,Z	Toll Road Investors Partnership II LP, 5.000%, due 02/15/45	2,816,881
4,098,000	#,±,C	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	13,319
			116,458,740

Principal Amount			Value
		Electric: 3.1%
$3,541,000	C	Ameren Corp., 8.875%, due 05/15/14	$3,658,381
1,760,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	1,869,534
13,524,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	13,707,872
4,306,000	C	DTE Energy Co., 7.050%, due 06/01/11	4,508,171
658,000	C	DTE Energy Co., 7.625%, due 05/15/14	687,422
2,708,000	C	Duke Energy Corp., 6.300%, due 02/01/14	2,926,574
3,534,000	C	Entergy Texas, Inc., 7.125%, due 02/01/19	3,690,599
3,197,000	C	Indiana Michigan Power, 7.000%, due 03/15/19	3,442,146
2,236,000	C	Jersey Central Power and Light, 7.350%, due 02/01/19	2,462,460
945,336	#,C	Juniper Generation, LLC, 6.790%, due 12/31/14	858,558
6,504,000	C	Metropolitan Edison, 7.700%, due 01/15/19	7,126,166
2,398,000	C	Nevada Power Co., 7.125%, due 03/15/19	2,567,227
9,278,000	C	NorthWestern Corp., 5.875%, due 11/01/14	9,447,286
4,673,000	C	Oncor Electric Delivery Co., 6.800%, due 09/01/18	5,002,161
6,356,000	C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	7,192,481
3,317,000	C	Progress Energy, Inc., 6.050%, due 03/15/14	3,491,481
2,607,000	C	Progress Energy, Inc., 7.050%, due 03/15/19	2,897,628
5,053,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	5,247,844
6,562,000	C	Southwestern Electric Power, 5.550%, due 01/15/17	6,386,696
			87,170,687
		Energy-Alternate Sources: 0.0%
4,000,000	I,±,X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
4,900,000	I,±,X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
617,699	I,X	PEA Lima, LLC, 0.000%, due 03/20/14	62
			62
		Entertainment: 0.1%
2,542,000		International Game Technology, 7.500%, due 06/15/19	2,569,281
			2,569,281

See Accompanying Notes to Financial Statements
74

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Food: 0.6%
$7,616,000		Kraft Foods, Inc., 6.125%, due 02/01/18	$7,887,449
3,278,000		Kraft Foods, Inc., 6.125%, due 08/23/18	3,400,633
1,994,000		Kraft Foods, Inc., 6.500%, due 08/11/17	2,103,445
2,893,000	C	Safeway, Inc., 6.250%, due 03/15/14	3,107,768
			16,499,295
		Forest Products & Paper: 0.1%
1,563,000	C	International Paper Co., 7.400%, due 06/15/14	1,557,486
			1,557,486
		Gas: 0.3%
8,238,000	C	Sempra Energy, 6.500%, due 06/01/16	8,611,107
			8,611,107
		Healthcare-Services: 0.1%
3,225,000	C	HCA, Inc., 9.250%, due 11/15/16	3,184,688
			3,184,688
		Insurance: 1.9%
10,157,000	@@,C	Aegon NV, 3.610%, due 12/31/49	3,986,623
8,012,000		American International Group, Inc., 5.850%, due 01/16/18	4,244,685
4,824,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	4,664,789
4,366,000	C	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	3,350,761
9,940,000	C	Metlife, Inc., 7.717%, due 02/15/19	10,650,362
6,004,000	#,C	Pacific Life Insurance Co., 9.250%, due 06/15/39	5,841,424
3,323,000	C	Principal Financial Group, Inc., 7.875%, due 05/15/14	3,504,273
2,288,000		Prudential Financial, Inc., 5.700%, due 12/14/36	1,721,635
4,220,000		Prudential Financial, Inc., 6.000%, due 12/01/17	3,976,388
7,923,000		Prudential Financial, Inc., 6.625%, due 12/01/37	6,884,604
3,798,000		Prudential Financial, Inc., 7.375%, due 06/15/19	3,735,455
2,275,000	@@,C	XL Capital, Ltd., 6.500%, due 12/31/49	1,116,126
			53,677,125
		Iron/Steel: 0.2%
4,977,000	@@	ArcelorMittal, 9.850%, due 06/01/19	5,379,848
			5,379,848

Principal Amount			Value
		Media: 3.5%
$2,270,000	C	Comcast Corp., 5.300%, due 01/15/14	$2,349,865
3,261,000	C	Comcast Corp., 5.700%, due 05/15/18	3,284,176
2,093,000	C	Comcast Corp., 5.900%, due 03/15/16	2,168,030
3,514,000	C	Comcast Corp., 6.300%, due 11/15/17	3,725,163
3,373,000	C	Comcast Corp., 6.500%, due 01/15/17	3,583,624
3,935,000	#,C	COX Communications, Inc., 6.250%, due 06/01/18	3,896,417
3,855,000	#,C	COX Communications, Inc., 6.950%, due 06/01/38	3,722,242
5,521,000	#,C	Cox Communications, Inc., 8.375%, due 03/01/39	6,173,897
3,376,000	#,C	Cox Enterprises, Inc., 7.375%, due 07/15/27	3,290,709
3,225,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	3,023,438
5,290,000	C	News America, Inc., 6.150%, due 03/01/37	4,500,166
4,379,000	C	News America, Inc., 6.650%, due 11/15/37	3,950,747
9,094,000	#,C	News America, Inc., 6.900%, due 03/01/19	9,492,826
1,133,000	C	Time Warner Cable, Inc., 6.200%, due 07/01/13	1,194,830
6,568,000	C	Time Warner Cable, Inc., 6.750%, due 07/01/18	6,852,532
2,247,000	C	Time Warner Cable, Inc., 6.750%, due 06/15/39	2,193,881
11,237,000	C	Time Warner Cable, Inc., 8.750%, due 02/14/19	13,112,444
1,865,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	2,093,276
7,923,000	C	Time Warner, Inc., 5.500%, due 11/15/11	8,186,424
7,139,000	C	Time Warner, Inc., 7.700%, due 05/01/32	7,033,835
5,710,000	C	Viacom, Inc., 6.875%, due 04/30/36	5,275,983
			99,104,505
		Miscellaneous Manufacturing: 0.7%
9,100,000		General Electric Co., 5.250%, due 12/06/17	8,951,615
8,763,000	@@,C	Tyco International Finance, 8.500%, due 01/15/19	9,732,389
			18,684,004
		Oil & Gas: 0.5%
3,218,000	C	Chesapeake Energy Corp., 7.250%, due 12/15/18	2,815,750
3,266,000	C	Hess Corp., 8.125%, due 02/15/19	3,724,553
5,618,000	C	Marathon Oil Corp., 6.500%, due 02/15/14	6,011,906
2,793,000	C	Marathon Oil Corp., 7.500%, due 02/15/19	3,053,710
			15,605,919

See Accompanying Notes to Financial Statements
75

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Oil & Gas Services: 0.1%
$3,301,000	@@,C	Weatherford International, Ltd., 9.625%, due 03/01/19	$3,889,671
			3,889,671
		Pharmaceuticals: 0.3%
3,066,000	C	Express Scripts, Inc., 6.250%, due 06/15/14	3,247,602
763,000	C	Express Scripts, Inc., 7.250%, due 06/15/19	842,907
3,046,000	@@,C	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	3,122,205
			7,212,714
		Pipelines: 0.9%
5,758,000	C	Enbridge Energy Partners, 9.875%, due 03/01/19	6,686,172
4,845,000	C	Energy Transfer Partners, 9.700%, due 03/15/19	5,571,309
1,176,000	C	Kinder Morgan Energy Partners L.P., 6.850%, due 02/15/20	1,207,678
1,893,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	1,999,536
2,106,000	@@,C	Trans-Canada Pipelines, 7.125%, due 01/15/19	2,381,094
2,337,000	@@,C	Trans-Canada Pipelines, 7.625%, due 01/15/39	2,736,290
2,894,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	2,974,172
1,848,000	#	Williams Companies, Inc., 8.750%, due 01/15/20	1,929,863
			25,486,114
		Real Estate: 0.1%
4,114,000	C	Simon Property Group, Inc., 6.750%, due 05/15/14	4,137,993
			4,137,993
		Retail: 0.3%
2,890,000	C	CVS Caremark Corp., 6.600%, due 03/15/19	3,093,540
5,450,706	#,C	CVS Lease Pass-through, 6.036%, due 12/10/28	4,669,702
			7,763,242
		Software: 0.3%
5,481,000		Oracle Corp., 5.000%, due 07/08/19	5,460,556
3,635,000		Oracle Corp., 6.125%, due 07/08/39	3,610,791
			9,071,347
		Telecommunications: 3.0%
6,783,000	C	AT&T, Inc., 6.550%, due 02/15/39	6,792,991
7,623,000	C	AT&T, Inc., 6.700%, due 11/15/13	8,379,712

Principal Amount			Value
$6,675,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	$5,849,636
1,938,000	@@,C	British Telecommunications PLC, 5.150%, due 01/15/13	1,932,853
5,566,000	@@,C	British Telecommunications PLC, 5.950%, due 01/15/18	5,024,423
2,292,000	@@,C	Deutsche Telekom International Finance, 5.250%, due 07/22/13	2,356,318
1,839,000	@@,C	Deutsche Telekom International Finance BV, 5.875%, due 08/20/13	1,930,739
3,942,000	C	Embarq Corp., 6.738%, due 06/01/13	3,982,591
4,125,000	C	Embarq Corp., 7.995%, due 06/01/36	3,636,600
3,225,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	2,652,563
4,501,000	@@,C	Telecom Italia Capital SA, 7.175%, due 06/18/19	4,570,693
3,282,000	@@,C	Telefonica Emisones SAU, 5.855%, due 02/04/13	3,462,471
2,007,000	@@,C	Telefonica Emisones SAU, 5.877%, due 07/15/19	2,073,113
2,441,000	@@,C	Telefonica Emisones SAU, 6.421%, due 06/20/16	2,613,613
6,631,000	C	Verizon Communications, Inc., 7.350%, due 04/01/39	7,248,426
6,060,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	7,675,844
708,000	#,C	Verizon Wireless, 8.500%, due 11/15/18	847,545
12,280,000	#,C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	13,049,944
			84,080,075
		Transportation: 0.8%
5,315,000	C	CSX Corp., 6.250%, due 04/01/15	5,501,493
7,491,000	C	CSX Corp., 7.450%, due 04/01/38	8,136,245
5,856,000	C	Union Pacific Corp., 5.125%, due 02/15/14	6,059,215
4,222,000	C	Union Pacific Corp., 5.700%, due 08/15/18	4,238,077
			23,935,030
Total Corporate Bonds/Notes (Cost $858,812,878)			861,073,647

See Accompanying Notes to Financial Statements
76

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 38.5%
		Federal Home Loan Mortgage Corporation##: 10.6%
$14,960,021	S	0.669%, due 05/15/33	$14,265,974
3,697,737	S	1.206%, due 04/15/32	3,642,836
1,040,354	S	4.969%, due 04/01/35	1,080,006
82,511,000	W	5.000%, due 08/15/33	83,581,085
1,631,319	S	5.000%, due 05/01/28	1,674,980
7,331,914	S,^	5.000%, due 05/15/17	468,259
63,302,723	S	5.000%, due 08/15/16- 02/15/35	65,959,297
61,700	S	5.078%, due 11/01/35	63,621
88,440,343	S	5.500%, due 08/15/20- 02/15/34	91,834,717
79,798	S	5.699%, due 03/01/36	82,580
167,832	S	5.855%, due 12/01/37	175,925
12,514,067	S	6.000%, due 02/01/29- 02/01/36	13,154,044
12,401,516	S	6.000%, due 01/15/29	13,225,770
7,600,000	W	6.500%, due 08/15/34	8,050,064
1,178,242	S	7.000%, due 09/01/26- 11/01/31	1,279,187
418,352	S	7.500%, due 11/01/28	456,679
			298,995,024
		Federal National Mortgage Association##: 22.0%
503,420	S	0.454, due 04/25/35	461,195
337,153	S	0.664%, due 08/25/33	331,390
2,061,153	S	0.772%, due 07/25/36	1,987,783
9,941,000	W	4.000%, due 02/25/39	9,639,663
52,608,000	W	4.500%, due 07/25/18- 07/15/35	52,607,670
1,169,759	S	4.982%, due 04/01/35	1,208,422
28,194,531	S	5.000%, due 02/25/29- 07/01/36	29,021,612
34,159,043		5.000%, due 07/01/37	34,938,293
1,370,367	S	5.027%, due 07/01/35	1,429,725
861,660	S	5.224%, due 08/01/35	897,583
192,829,000	W	5.500%, due 07/15/34	199,065,861
26,132,993	S	5.500%, due 11/01/16- 01/01/39	27,117,582
108,370,000	W	6.000%, due 07/01/37	113,263,556
6,837,286	S,^	6.000%, due 08/25/33	1,119,606
41,362,028	S	6.000%, due 06/01/16- 08/01/38	43,599,698
4,100,000	W	6.000%, due 04/15/38	4,278,735
14,642,953	S,^	6.276%, due 06/25/36	1,427,729
57,218,000	W	6.500%, due 08/01/39	60,695,824
6,403,615	S	6.500%, due 01/01/23- 09/01/37	6,836,162
11,546,628	S	7.000%, due 08/01/25- 04/01/38	12,577,351
241,975	S	7.500%, due 11/01/29- 09/01/31	264,229
1,221,680	S	7.500%, due 01/25/48	1,318,172
155,291	S	10.000%, due 02/25/19	177,405
6,174,926	S	14.716%, due 03/25/38	6,709,485
587,099	S	27.345%, due 02/25/34	722,507
8,796,137	S	27.945%, due 03/25/35	10,944,844
			622,642,082

Principal Amount			Value
		Government National Mortgage Association: 5.9%
$46,045	S	4.125%, due 12/20/29	$46,753
45,400,000	W	4.500%, due 07/01/39	45,329,085
7,594,067	S	4.500%, due 04/15/39	7,598,517
26,000,000	W	5.000%, due 08/01/33	26,402,194
67,923	S	5.375%, due 04/20/28	70,070
17,772,000	W	5.500%, due 07/15/33	18,352,362
9,445,571	S	5.500%, due 09/15/38	9,772,476
6,008,965		5.500%, due 03/20/39	6,200,985
65,828,245	S,^	5.885%, due 04/20/39	4,987,477
907,000	S	6.000%, due 10/15/38	946,079
42,203,000	W	6.000%, due 07/15/33	43,963,667
10,389,956	S,^	6.182%, due 05/16/38	1,064,211
1,909,344	S	6.500%, due 01/15/29- 01/15/32	2,060,245
601,902	S	7.000%, due 04/15/26- 05/15/32	655,709
1,034,037	S	7.500%, due 04/15/22- 06/15/32	1,132,375
			168,582,205
Total U.S. Government Agency Obligations (Cost $1,077,919,514)			1,090,219,311
U.S. TREASURY OBLIGATIONS: 26.0%
		U.S. Treasury Bonds: 2.7%
87,993,000	S	3.500%, due 02/15/39	76,114,209
			76,114,209
		U.S. Treasury Notes: 23.3%
9,210,000	L	0.875%, due 05/31/11	9,179,819
2,600,000		1.125%, due 06/30/11	2,600,813
175,155,000	L	1.875%, due 06/15/12	176,483,200
258,800,000	L	2.250%, due 05/31/14	255,402,732
186,985,000		2.625%, due 06/30/14- 04/30/16	187,685,680
29,324,000	L	3.125%, due 05/15/19	28,371,058
			659,723,302
Total U.S. Treasury Obligations (Cost $730,523,491)			735,837,511
ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 0.4%
4,887,000	S	Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	5,110,731
3,246,000	S	Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	3,268,868
2,017,500	S	Nissan Auto Receivables Owner Trust, 4.280%, due 06/16/14	2,061,462
1,473,000	S	Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	1,514,707
			11,955,768

See Accompanying Notes to Financial Statements
77

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Home Equity Asset-Backed Securities: 0.6%
$1,253,000	S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	$337,900
6,784,991	S	GSAA Trust, 5.242%, due 06/25/34	6,259,645
3,328,000	#,S	Irwin Home Equity, 5.960%, due 08/25/37	743,199
350,262	S	Merrill Lynch Mortgage Investors Trust, 0.674%, due 07/25/34	187,296
2,468,056	S	Morgan Stanley Capital, Inc., 1.514%, due 06/25/33	1,402,361
197,897	S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	192,083
3,074,761	S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	2,592,355
4,000,000	S	Specialty Underwriting & Residential Finance, 0.514%, due 12/25/36	2,879,768
812,362	S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	782,308
500,000	S	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	457,430
			15,834,345
		Other Asset-Backed Securities: 0.7%
261,482	S	Amortizing Residential Collateral Trust, 0.564%, due 05/25/32	140,587
2,854,217	S	Bear Stearns Asset-Backed Securities, Inc., 0.694%, due 06/25/36	1,407,516
1,087,413	S	Bear Stearns Asset-Backed Securities, Inc., 0.714%, due 07/25/36	238,245
579,693	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	588,271
401,922	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.914%, due 07/25/33	314,331
16,193	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	15,163
85,000	S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	37,032
4,956,389	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	4,144,663
2,389,131	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,638,601

Principal Amount			Value
$3,360,000	#,S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	$2,439,502
2,876,000	#,S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	1,702,634
2,527,211	S	Equity One, Inc., 5.050%, due 09/25/33	1,780,005
2,159,777	S	First Horizon Asset Back Trust, 0.444%, due 09/25/29	1,084,031
6,265,000	S	Hudson Mezzanine Funding, 1.314%, due 06/12/42	—
2,015,962	S	Lehman XS Trust, 0.594%, due 08/25/35	921,297
804,129	S	Merrill Lynch Mortgage Investors Trust, 0.494%, due 09/25/36	168,108
899,485	S	Merrill Lynch Mortgage Investors Trust, 5.609%, due 03/25/37	417,695
23,498	S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	22,783
45,890	S	Residential Asset Mortgage Products, Inc., 0.934%, due 06/25/33	27,795
2,233,348	S	Structured Asset Securities Corp., 4.910%, due 06/25/33	1,884,964
			18,973,223
Total Asset-Backed Securities (Cost $68,317,131)			46,763,336
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.6%
735,193	C,S	American Home Mortgage Assets, 2.130%, due 02/25/47	117,040
8,557,544	C,S	American Home Mortgage Assets, 2.260%, due 11/25/46	2,860,253
4,235,287	C,S	American Home Mortgage Assets, 2.340%, due 09/25/46	768,414
4,356,617	C,S	American Home Mortgage Investment Trust, 0.604%, due 11/25/45	1,926,045
14,849,531	C,S	American Home Mortgage Investment Trust, 0.694%, due 11/25/45	3,486,530
8,094,715	C,S	Banc of America Alternative Loan Trust, 6.243%, due 11/25/21	5,915,722
1,855,323	C,S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,890,016

See Accompanying Notes to Financial Statements
78

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,112,233	C,S	Banc of America Funding Corp., 5.258%, due 09/20/35	$5,522,964
4,744,910	C,S	Banc of America Funding Corp., 5.750%, due 09/20/34	4,209,178
5,106,187	C,S	Banc of America Mortgage Securities, Inc., 5.145%, due 09/25/35	4,081,151
1,953,296	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	1,754,493
2,834,877	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	2,604,150
1,110,016	C,S	Bear Stearns Alternative-A Trust, 0.634%, due 07/25/34	557,296
300,341	C,S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	303,117
2,142,271	C,S	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	2,159,135
1,253,333	C,S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	1,251,043
9,642,525	C,S	Chase Mortgage Finance Corp., 5.407%, due 12/25/35	7,521,129
5,075,080	C,S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	4,687,959
1,564,221	C,S	Citicorp Mortgage Securities, Inc., 5.500%, due 02/25/22	1,247,230
5,915,000	C,S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	4,693,028
4,523,000	#,C,S	Citigroup Mortgage Loan Trust, Inc., 5.466%, due 11/19/35	4,127,238
1,736,375	C,S	Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	1,384,785
2,217,480	C,S	Countrywide Alternative Loan Trust, 0.554%, due 11/25/46	592,759
7,158,975	C,S	Countrywide Alternative Loan Trust, 1.398%, due 11/25/46	1,251,828
3,366,448	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.634%, due 04/25/35	497,723
10,564,010	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.000%, due 04/25/35	8,523,412
3,876,360	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	2,634,358

Principal Amount			Value
$12,328,841	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 10/25/35	$9,525,683
1,191,800	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,158,355
811,634	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	776,838
1,000,000	C,S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	942,977
1,133,191	C,S	Credit Suisse First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,003,687
3,369,283	C,S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	1,639,929
3,000,000	S	Fannie Mae, 5.000%, due 05/25/32	3,118,094
2,888,066	C,S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	2,549,663
3,270,237	C,S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,369,195
500,000	C,S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	494,863
578,019	C,S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	593,712
2,820,000	C,S	GE Capital Commercial Mortgage Corp., 6.531%, due 05/15/33	2,903,878
2,512,562	C,S	GMAC Commercial Mortgage Securities, Inc., 5.785%, due 11/15/39	2,534,449
3,058,787	C,S	GMAC Mortgage Corp. Loan Trust, 4.587%, due 10/19/33	2,726,159
6,521,106	C,S	GMAC Mortgage Corp. Loan Trust, 5.261%, due 03/18/35	5,717,778
4,326,441	C,S	GMAC Mortgage Corp. Loan Trust, 5.466%, due 11/19/35	3,240,014
159,239	C,S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	159,712
11,090,000	C,S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	8,869,158
1,118,083	S	GSMPS Mortgage Loan Trust, 0.872%, due 01/25/35	725,962

See Accompanying Notes to Financial Statements
79

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,614,509	C,S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	$2,481,880
908,901	C,S	Harborview Mortgage Loan Trust, 0.663%, due 01/19/35	399,819
607,944	C,S	Homebanc Mortgage Trust, 1.174%, due 08/25/29	311,878
15,000,000	C,S	JPMorgan Alternative Loan Trust, 0.484%, due 08/25/36	6,222,476
914,452	C,S	JPMorgan Alternative Loan Trust, 5.506%, due 01/25/36	599,427
465,498	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	465,678
3,280,964	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	3,195,926
386,938	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	392,878
12,088,699	C,S	JPMorgan Mortgage Trust, 5.397%, due 11/25/35	9,976,366
509,000	C,S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	499,371
1,717,000	C,S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	1,520,458
5,920,000	C,S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	4,815,216
2,075,000	C,S	LB-UBS Commercial Mortgage Trust, 5.594%, due 06/15/31	2,085,522
705,000	C,S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	592,151
3,275,000	C,S	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	2,525,349
10,000,000	C,S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	10,231,184
11,162,795	C,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	11,431,886
4,674,772	C	Lehman Mortgage Trust, 5.000%, due 12/25/35	4,256,469
2,888,127	C,S	Luminent Mortgage Trust, 0.514%, due 10/25/46	1,191,007
332,249	C,S	MASTR Adjustable Rate Mortgages Trust, 2.080%, due 01/25/47	84,335
63,239	C,S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	54,739

Principal Amount			Value
$512,275	C,S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	$481,679
1,316,207	C,S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,214,639
3,494,576	#,C,S	MASTR Reperforming Loan Trust, 0.674%, due 07/25/35	2,931,611
861,318	C,S	MLCC Mortgage Investors, Inc., 0.544%, due 04/25/29	648,142
408,692	C,S	MLCC Mortgage Investors, Inc., 0.634%, due 01/25/29	322,103
7,280,000	C,S	Morgan Stanley Capital I, 5.283%, due 12/15/43	6,950,571
1,646,523	C,S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,595,896
60,697	C,S	MortgageIT Trust, 0.684%, due 11/25/35	10,353
3,764,000	C,S	New York Mortgage Trust, Inc., 5.658%, due 05/25/36	2,441,647
1,804,000	C,S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,918,930
1,540,500	C,S	Prime Mortgage Trust, 0.814%, due 02/25/35	879,187
1,808,896	C,S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	1,781,920
10,763,685	C,S	RAAC Series, 5.250%, due 09/25/34	10,230,253
1,500,592	C,S	Residential Accredit Loans, Inc., 0.544%, due 05/25/46	264,605
4,200,801	C,S	Residential Accredit Loans, Inc., 0.554%, due 04/25/46	728,947
15,199,610	C,S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	8,950,609
889,830	C,S	Residential Funding Mortgage Securities I, 0.764%, due 05/25/33	649,263
586,479	C,S	Sequoia Mortgage Trust, 0.585%, due 01/20/35	326,672
717,434	C,S	Structured Adjustable Rate Mortgage Loan Trust, 0.624%, due 07/25/35	315,472
1,131,434	C,S	Structured Asset Mortgage Investments, Inc., 0.553%, due 04/19/35	571,121
5,402,224	C,S	Structured Asset Mortgage Investments, Inc., 3.763%, due 12/27/35	1,968,062
1,036,532	C,S	Structured Asset Securities Corp., 5.500%, due 07/25/33	910,927
1,655,170	C,S	Thornburg Mortgage Securities Trust, 0.664%, due 12/25/33	1,268,449

See Accompanying Notes to Financial Statements
80

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,728,536	C,S	Thornburg Mortgage Securities Trust, 0.684%, due 09/25/44	$1,395,558
1,415,000	C,S	TIAA Seasoned Commercial Mortgage Trust, 6.095%, due 08/15/39	1,326,865
5,970,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	5,150,496
8,900,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	6,821,337
2,801,956	C,S	Wachovia Bank Commercial Mortgage Trust, 5.506%, due 03/15/45	2,797,082
7,034,153	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.604%, due 09/25/46	1,105,074
823,287	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.624%, due 01/25/45	383,897
1,062,603	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.634%, due 08/25/45	577,981
1,543,666	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.714%, due 08/25/45	513,297
792,668	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.733%, due 06/25/44	425,450
6,826,774	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.040%, due 03/25/47	2,292,567
12,232,111	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.080%, due 01/25/47	4,309,765
4,998,906	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.090%, due 06/25/47	868,292
8,285,376	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.100%, due 04/25/47	1,616,551
12,013,796	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.110%, due 04/25/47	4,912,717
4,372,193	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.110%, due 05/25/47	1,226,215
685,543	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.150%, due 12/25/46	135,629

Principal Amount			Value
$4,559,247	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.150%, due 07/25/47	$1,706,916
10,794,463	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.150%, due 07/25/47	2,029,840
7,195,137	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.180%, due 11/25/46	2,550,369
1,344,885	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.180%, due 11/25/46	328,974
3,889,371	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.300%, due 09/25/46	1,412,701
5,929,855	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.310%, due 05/25/46	1,010,334
763,719	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.310%, due 06/25/46	271,699
9,006,593	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.330%, due 06/25/46	3,222,372
1,568,492	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.840%, due 11/25/46	345,068
1,382,814	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.880%, due 10/25/46	620,503
3,072,265	C,S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	2,755,253
8,712,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.775%, due 07/25/34	7,908,450
3,264,864	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.878%, due 08/25/34	2,948,433
4,991,103	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	4,341,497
11,215,580	#,C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.317%, due 06/26/35	9,196,776
9,091,879	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	6,905,325

See Accompanying Notes to Financial Statements
81

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Principal Amount			Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$6,498,247	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.921%, due 11/25/36	$4,301,046
Total Collateralized Mortgage Obligations (Cost $467,957,798)				327,027,504
	OTHER BONDS: 1.9%
			Foreign Government Bonds: 1.9%
BRL	123,511,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	55,031,573
Total Other Bonds (Cost $52,694,129)				55,031,573
	Shares			Value
	PREFERRED STOCK: 0.2%
			Diversified Financial Services: 0.2%
	8,933	#,P	Zurich RegCaPS Funding Trust	$5,412,840
Total Preferred Stock (Cost $8,486,350)				5,412,840
Total Long-Term Investments (Cost $3,264,711,291)				3,121,365,722
	SHORT-TERM INVESTMENTS: 32.0%
			Affiliated Mutual Fund: 2.7%
	76,799,000	S	ING Institutional Prime Money Market Fund - Class I	76,799,000
Total Mutual Fund (Cost $76,799,000)				76,799,000
	Principal Amount			Value
			Commercial Paper: 10.3%
	$6,000,000	S	ASB Finance Ltd., 0.550%, due 07/15/09	$5,998,628
	25,000,000		Barton Capital, 0.260%, due 07/15/09	24,997,292
	23,100,000		Caisse Nationale des Caisses d' Epargne, 0.440%, due 09/16/09	23,076,438
	15,000,000	S	Caisse Nationale des Caisses d' Epargne, 0.600%, due 07/01/09	14,999,712
	733,000	S	Ciesco L.P., 0.390%, due 08/19/09	732,363
	10,894,000	S	General Mills, Inc., 0.400%, due 07/21/09	10,891,458
	4,000,000	S	General Mills, Inc., 0.450%, due 07/10/09	3,999,500
	25,000,000		HSBC Finance Corp., 0.480%, due 07/27/09	24,991,000
	7,355,000		Kellogg Co., 0.300%, due 07/13/09	7,354,203

Principal Amount			Value
$12,000,000		Kellogg Co., 0.400%, due 07/06/09	$11,999,200
8,000,000	S	Kellogg Co., 0.400%, due 07/09/09	7,999,200
12,465,000	S	Louis Drefus Corp., 0.420%, due 09/01/09	12,455,901
4,750,000	S	Louis Drefus Corp., 0.450%, due 07/06/09	4,749,644
26,750,000	S	Louis Drefus Corp., 0.460%, due 09/21/09	26,721,378
10,500,000	S	Natixis Finance, 0.600%, due 10/13/09	10,481,625
20,000,000	S	Natixis Finance, 0.520%, due 08/03/09	20,010,366
25,000,000		Verizon Communications, Inc., 0.320%, due 07/16/09	24,996,445
25,500,000		Weatherford International Ltd., 0.450%, due 07/01/09	25,499,681
29,500,000	S	Westpac Banking Corp., 0.570%, due 09/14/09	29,478,759
Total Commercial Paper (Cost $291,399,089)			291,432,793
		U.S. Treasury Bills: 0.2%
7,000,000		0.160%, due 09/24/09	6,997,270
Total U.S. Treasury Bills (Cost $6,980,109)			6,997,270
		Securities Lending Collateralcc: 18.8%

533,761,298	Bank of New York Mellon Corp. Institutional Cash Reserves	531,919,786
Total Securities Lending Collateral (Cost $533,761,298)		531,919,786
Total Short-Term Investments (Cost $908,939,496)		907,148,849

Total Investments in Securities (Cost $4,173,650,787)*	142.3%	$4,028,514,571
Other Assets and Liabilities - Net	(42.3)	(1,198,453,986)
Net Assets	100.0%	$2,830,060,585

@@  Foreign Issuer

MASTR  Mortgage Asset Securitization Transaction, Inc.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

See Accompanying Notes to Financial Statements
82

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL  Brazilian Real

*  Cost for federal income tax purposes is $4,182,902,191.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$72,644,268
Gross Unrealized Depreciation	(227,031,888)
Net Unrealized Depreciation	$(154,387,620)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Stock	$—	$5,412,840	$—
Corporate Bonds/Notes	—	859,981,585	1,092,062
U.S. Government Agency Obligations	—	1,090,219,311	—
U.S. Treasury Obligations	—	735,837,511	—
Asset-Backed Securities	—	46,763,336	—
Collateralized Mortgage Obligations	—	317,485,660	9,541,844
Foreign Government Bonds	—	—	55,031,573
Short-Term Investments	76,799,000	830,349,849	—
Total	$76,799,000	$3,886,050,092	$65,665,479
Other Financial Instruments**	(1,892,937)	(4,334,985)	—
Total	$(1,892,937)	$(4,334,985)	$—

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Corporate Bonds/Notes	$13,813,319	$(10,954,200)	$(103,062)	$(4,970,645)	$3,306,650	$—	$1,092,062
Collateralized Mortgage Obligations	9,310,838	957,496	(26,108)	(1,763,600)	1,063,218	—	9,541,844
Foreign Government Bonds	21,291,606	38,804,508	(824,133)	(18,395,608)	21,531,775	(7,376,575)	55,031,573
Total	$44,415,763	$28,807,804	$(953,303)	$(25,129,853)	$25,901,643	$(7,376,575)	$65,665,479

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $4,795,538. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Intermediate Bond Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
U.S. Treasury 2-Year Note	7	09/30/09	$(2,314)
			$(2,314)
Short Contracts
U.S. Treasury 10-Year Note	542	09/21/09	$(208,842)
U.S. Treasury Long Bond	611	09/21/09	(1,681,781)
			$(1,890,623)

See Accompanying Notes to Financial Statements
83

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	2,758,500	$223,041	$—	$223,041
Goldman Sachs International	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.280)	12/20/13	USD	9,850,000	474,691	—	474,691
Barclays Bank PLC	Gap Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	3,711,000	(117,644)	—	(117,644)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,710,000	475,193	488,300	(13,107)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	3,460,000	961,503	948,254	13,249
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	13,751,000	3,821,278	2,050,901	1,770,377
						$35,240,500	$5,838,062	$3,487,455	$2,350,607

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/09(%)(5)	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	6.71	USD	2,761,000	$(225,993)	$—	$(225,993)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	1,710,000	(1,098,874)	(543,320)	(555,554)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	3,460,000	(2,223,451)	(1,199,261)	(1,024,190)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	3,435,000	(2,207,386)	(1,077,590)	(1,129,796)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	6,874,000	(4,417,342)	(1,082,184)	(3,335,158)
							$18,240,000	$(10,173,047)	$(3,902,356)	$(6,270,691)

*  In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

(1)  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that paticular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

See Accompanying Notes to Financial Statements
84

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in the table above and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under SFAS No. 133	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Unrealized appreciation on swap agreements, net of upfront payments made	$5,968,813
Total Asset Derivatives		$5,968,813
Liability Derivatives
Credit contracts	Unrealized depreciation on swap agreements, net of upfront payments received	$10,303,798
Total Liability Derivatives		$10,303,798

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under SFAS No. 133	Forward Foreign Currency Contracts	Futures	Swaps	Total
Foreign exchange contracts	$(5,891,329)	$—	$—	$(5,891,329)
Interest rate contracts	—	12,056,252	1,649,279	13,705,531
Credit contracts	—	—	29,464,416	29,464,416
Total	$(5,891,329)	$12,056,252	$31,113,695	$37,278,618

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under SFAS No. 133	Forward Foreign Currency Contracts	Futures	Swaps	Total
Foreign exchange contracts	$2,296,570	$—	$—	$2,296,570
Interest rate contracts	—	12,940,053	(1,803,696)	11,136,357
Credit contracts	—	—	(39,724,211)	(39,724,211)
Total	$2,296,570	$12,940,053	$(41,527,907)	$(26,291,284)

See Accompanying Notes to Financial Statements
85

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2009 (UNAUDITED)

Principal Amount		Value
CERTIFICATES OF DEPOSIT: 2.6%
$19,000,000	Svenska Handelsbanken AB, 0.570%, due 07/17/09	$19,000,674
22,000,000 UBS AG, 0.280%, due 07/01/09		22,000,000
Total Certificates of Deposit (Cost $41,000,674)		41,000,674
COMMERCIAL PAPER: 59.4%
5,500,000	American Honda Finance, 0.630%, due 08/25/09	5,494,615
2,000,000	ANZ National Bank Ltd., 0.510%, due 09/14/09	1,997,833
6,000,000	ASB Finance Ltd., 0.510%, due 09/21/09	5,992,893
7,000,000	ASB Finance Ltd., 0.690%, due 09/15/09	6,989,656
10,000,000	ASB Finance Ltd., 0.790%, due 10/22/09	9,974,889
5,000,000	Barton Capital, LLC, 0.310%, due 07/06/09	4,999,743
1,500,000	Barton Capital, LLC, 0.340%, due 07/07/09	1,499,900
6,500,000	Barton Capital, LLC, 0.340%, due 08/18/09	6,496,967
10,635,000	Barton Capital, LLC, 0.350%, due 08/10/09	10,630,819
3,444,000	Barton Capital, LLC, 0.350%, due 09/09/09	3,441,656
11,000,000	Barton Capital, LLC, 0.350%, due 09/17/09	10,991,658

Principal Amount		Value
$17,000,000	Barton Capital, LLC, 0.440%, due 07/17/09	$16,996,480
4,000,000	Cafco, LLC, 0.340%, due 08/20/09	3,998,056
16,500,000	Cafco, LLC, 0.370%, due 08/27/09	16,490,073
7,000,000	Cafco, LLC, 0.470%, due 08/11/09	6,996,173
25,000,000	Cafco, LLC, 0.740%, due 09/15/09	24,960,416
10,500,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance, 0.440%, due 09/16/09	10,489,894
12,000,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance, 0.470%, due 08/31/09	11,990,240
3,000,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance, 0.360%, due 07/01/09	3,000,000
22,000,000	CBA Finance, Inc., 0.350%, due 09/30/09	21,980,535
12,000,000	Ciesco, LLC, 0.380%, due 07/27/09	11,996,620
8,500,000	Ciesco, LLC, 0.390%, due 08/19/09	8,495,372
12,000,000	Ciesco, LLC, 0.440%, due 09/09/09	11,989,500
25,000,000	Ciesco, LLC, 0.740%, due 09/14/09	24,960,937
22,500,000	Concord Minutemen Capital Co., LLC, 1.770%, due 08/27/09	22,435,875
32,000,000	Concord Minutemen Capital Co., LLC, 1.910%, due 10/22/09	31,807,147
22,000,000	Crown Point Capital Co., 1.770%, due 08/26/09	21,938,400
32,500,000	Crown Point Capital Co., 1.910%, due 10/21/09	32,305,866
1,500,000	Danske Corp., 0.370%, due 09/08/09	1,498,908
7,000,000	Danske Corp., 0.480%, due 07/29/09	6,997,278
15,000,000	Danske Corp., 0.550%, due 12/18/09	14,961,042
22,000,000	Dexia, 0.290%, due 07/06/09	21,998,931
18,000,000	Edison Asset Securities, LLC, 0.540%, due 10/30/09	17,966,927
16,750,000	Edison Asset Securities, LLC, 0.580%, due 09/21/09	16,728,065
13,250,000	Edison Asset Securities, LLC, 0.680%, due 10/20/09	13,222,219
7,000,000	Edison Asset Securities, LLC, 0.700%, due 10/21/09	6,984,756
19,000,000	Jupiter Securities Co., LLC, 0.300%, due 07/13/09	18,997,910
7,000,000	Jupiter Securities Co., LLC, 0.300%, due 08/25/09	6,996,685
25,500,000	Jupiter Securities Co., LLC, 0.340%, due 07/23/09	25,494,610

See Accompanying Notes to Financial Statements
86

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$4,000,000		Jupiter Securities Co., LLC, 0.360%, due 08/12/09	$3,998,273
22,000,000		KFW International Finance, Inc., 0.170%, due 07/07/09	21,999,267
23,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.510%, due 08/24/09	22,982,060
4,000,000		Old Line Funding, LLC, 0.350%, due 09/02/09	3,997,480
2,500,000		Old Line Funding, LLC, 0.370%, due 09/15/09	2,498,047
1,000,000		Old Line Funding, LLC, 0.390%, due 08/13/09	999,522
10,500,000		Old Line Funding, LLC, 0.400%, due 07/14/09	10,498,321
28,000,000		Old Line Funding, LLC, 0.400%, due 10/15/09	27,966,198
8,500,000		Old Line Funding, LLC, 0.450%, due 07/15/09	8,498,413
5,500,000		Park Avenue Receivables, 0.240%, due 07/21/09	5,499,236
4,500,000		Park Avenue Receivables, 0.270%, due 07/10/09	4,499,663
13,500,000		Park Avenue Receivables, 0.270%, due 07/22/09	13,497,795
9,000,000		Park Avenue Receivables, 0.340%, due 08/05/09	8,996,938
10,000,000		Park Avenue Receivables, 0.360%, due 08/06/09	9,996,300
10,000,000		Park Avenue Receivables, 0.370%, due 07/13/09	9,998,667
5,000,000		Societe Generale, 0.440%, due 09/15/09	4,995,250
6,000,000		Societe Generale, 0.710%, due 07/16/09	6,000,025
12,500,000	@@,#	Societe Generale, 1.060%, due 09/04/09	12,500,000
3,000,000		Thunder Bay Funding, LLC, 0.350%, due 09/10/09	2,997,929
8,500,000		Thunder Bay Funding, LLC, 0.360%, due 09/08/09	8,494,135
17,000,000		Thunder Bay Funding, LLC, 0.390%, due 07/07/09	16,998,725
12,500,000		Thunder Bay Funding, LLC, 0.400%, due 10/19/09	12,484,722
8,500,000		Thunder Bay Funding, LLC, 0.450%, due 07/15/09	8,498,413
7,500,000		Thunder Bay Funding, LLC, 0.550%, due 10/08/09	7,488,656
13,100,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09	13,100,000
2,000,000		Tulip Funding Corp., 0.260%, due 07/14/09	1,999,798
12,000,000		Tulip Funding Corp., 0.270%, due 07/10/09	11,999,100
28,000,000		Tulip Funding Corp., 0.280%, due 07/31/09	27,993,232
19,000,000		Variable Funding Capital, 0.570%, due 08/25/09	18,983,164
25,000,000		Variable Funding Capital, 0.960%, due 10/15/09	24,928,597
12,000,000		Variable Funding Capital, 1.120%, due 08/10/09	11,984,667

Principal Amount			Value
$14,000,000	@@,#	Westpac Banking Corp., 0.560%, due 07/03/09	$14,000,000
9,000,000		Westpac Banking Corp., 0.570%, due 09/14/09	8,989,125
10,000,000		Windmill Funding Corp., 0.270%, due 07/31/09	9,997,667
8,000,000		Yorktown Capital, LLC, 0.370%, due 09/21/09	7,992,893
1,000,000		Yorktown Capital, LLC, 0.390%, due 08/10/09	999,556
8,500,000		Yorktown Capital, LLC, 0.490%, due 08/03/09	8,496,104
12,000,000		Yorktown Capital, LLC, 0.490%, due 09/10/09	11,988,167
15,000,000		Yorktown Capital, LLC, 0.500%, due 10/09/09	14,979,167
12,000,000 Yorktown Capital, LLC, 0.500%, due 10/16/09			11,982,167
Total Commercial Paper (Cost $939,986,983)			939,986,983
CORPORATE BONDS/NOTES: 7.0%
10,000,000		American Honda Finance, 0.200%, due 07/14/09	9,999,206
7,500,000		American Honda Finance, 0.470%, due 09/16/09	7,492,300
23,000,000	@@,#	Australia & New Zealand Banking Group Ltd., 0.890%, due 09/02/09	23,000,000
11,000,000		BNP Paribas, 0.250%, due 07/29/09	11,000,000
14,000,000	@@	BNP Paribas, 1.150%, due 08/13/09	14,000,000
18,000,000		Rabobank USA Financial Corp., 0.070%, due 07/02/09	17,999,930
3,300,000		Rabobank USA Financial Corp., 0.150%, due 07/13/09	3,299,825
25,000,000 US Bank NA, 0.760%, due 08/24/09			25,000,000
Total Corporate Bonds/Notes (Cost $111,791,261)			111,791,261
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.6%
113,775,000		Federal Home Loan Bank, 0.700%, due 12/14/09	113,407,760
4,000,000		Federal Home Loan Bank, 0.720%, due 08/07/09	4,008,028
23,000,000		Federal Home Loan Bank, 0.800%, due 11/18/09	22,928,444
3,000,000		Federal Home Loan Mortgage Corporation, 0.560%, due 08/10/09	2,998,100
25,000,000	L	Federal Home Loan Mortgage Corporation, 0.710%, due 07/12/10	25,878,685
5,500,000		Federal Home Loan Mortgage Corporation, 0.860%, due 01/05/10	5,475,299
3,750,000		Federal Home Loan Mortgage Corporation, 0.880%, due 02/09/10	3,841,179
48,222,000		Federal National Mortgage Association, 0.620%, due 12/01/09	48,093,827

See Accompanying Notes to Financial Statements
87

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$3,500,000		Federal National Mortgage Association, 0.690%, due 07/12/10	$3,583,004
17,000,000	Federal National Mortgage Association, 1.330%, due 12/15/09		17,255,097
	Total U.S. Government Agency Obligations (Cost $247,469,423)		247,469,423
REPURCHASE AGREEMENT: 10.2%

105,412,000	Goldman Sachs Repurchase Agreement dated 06/30/09, 0.040%, due 07/01/09, $296,310,138 to be received upon repurchase (Collateralized by $105,412,117 U.S. Treasury, Discount Notes, Market Value $108,574,366, due 05/15/26-02/15/36)	105,412,000
56,000,000Morgan Stanley Repurchase Agreement dated 06/30/09, 0.030%, due 07/01/09, $54,285,000 to be received upon repurchase (Collateralized by $56,000,047 Federal Home Loan Mortgage Corporation, 1.450%-6.875%, Market Value plus accrued interest $58,151,234, due 05/28/10-03/27/19)		56,000,000
Total Repurchase Agreement (Cost $161,412,000)		161,412,000
SECURITIES LENDING COLLATERALcc: 0.1%
1,077,010Bank of New York Mellon Corp. Institutional Cash Reserves		927,609
Total Securities Lending Collateral (Cost $1,077,010)		927,609

Total Investments in Securities (Cost $1,502,737,351)*	94.9%	$1,502,587,950
Other Assets and Liabilities - Net	5.1	80,682,988
Net Assets	100.0%	$1,583,270,938

(1)  All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is the same as for
  financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—

Gross Unrealized Depreciation	(149,401)
Net Unrealized Depreciation	$(149,401)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments	$—	$1,502,587,950	$—
Total	$—	$1,502,587,950	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements
88

ING BLACKROCK SCIENCE AND   PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.6%
		Bermuda: 1.3%
234,900	@	Marvell Technology Group Ltd.	$2,734,236
			2,734,236
		Canada: 2.0%
96,800	@	Celestica, Inc.	660,176
33,400	@,L	Open Text Corp.	1,216,428
35,500	@	Research In Motion Ltd.	2,522,275
			4,398,879
		China: 3.0%
38,100	@	AsiaInfo Holdings, Inc.	655,701
2,800	@	Baidu.com ADR	843,052
20,200	@	Changyou.com Ltd. ADR	777,094
23,000	@	Longtop Financial Technologies Ltd. ADR	564,880
27,400	@	Netease.com ADR	963,932
37,900	@,L	Perfect World Co., Ltd. ADR	1,083,940
12,500	@,L	Shanda Interactive Entertainment Ltd. ADR	653,625
31,000	@	Sina Corp.	913,880
			6,456,104
		Finland: 0.8%
114,200	L	Nokia OYJ ADR	1,665,036
			1,665,036
		Germany: 0.5%
	26,800	SAP AG ADR	1,077,092
			1,077,092

Shares			Value
		Hong Kong: 0.5%
191,500		ASM Pacific Technology	$979,285
			979,285
		India: 0.1%
15,900	@	Bharti Airtel Ltd.	265,790
			265,790
		Ireland: 0.2%
12,900		Covidien PLC	482,976
			482,976
		Israel: 0.8%
73,300	@	Check Point Software Technologies	1,720,351
			1,720,351
		Japan: 2.2%
33,200		Canon, Inc.	1,084,445
19,700	L	Disco Corp.	834,538
90,700		Konica Minolta Holdings, Inc.	947,674
19,200		Nidec Corp.	1,168,692
2,300		Nintendo Co., Ltd.	636,536
			4,671,885
		Luxembourg: 0.5%
19,300	@,L	Millicom International Cellular SA	1,085,818
			1,085,818
		Netherlands: 0.7%
73,200		ASML Holding NV	1,584,780
			1,584,780
		Portugal: 0.5%
117,600		Portugal Telecom SGPS SA	1,153,554
			1,153,554
		Russia: 0.7%
123,600		Vimpel-Communications OAO ADR	1,454,772
			1,454,772
		South Korea: 0.5%
2,400		Samsung Electronics Co., Ltd.	1,109,675
			1,109,675
		Switzerland: 0.7%
13,600		Alcon, Inc.	1,579,232
			1,579,232
		Taiwan: 2.2%
956,400		Advanced Semiconductor Engineering, Inc.	553,138
293,152		Asustek Computer, Inc.	378,967
118,100	L	AU Optronics Corp. ADR	1,143,208
58,220		High Tech Computer Corp.	818,108
128,300	L	Siliconware Precision Industries Co. ADR	795,460
113,912		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,071,912
			4,760,793

See Accompanying Notes to Financial Statements
89

ING BLACKROCK SCIENCE AND   PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		United Kingdom: 0.4%
458,600		ARM Holdings PLC	$905,032
			905,032
		United States: 81.0%
97,300	@	Adobe Systems, Inc.	2,753,591
64,600	@	Agilent Technologies, Inc.	1,312,026
62,900	@	Akamai Technologies, Inc.	1,206,422
81,200		Altera Corp.	1,321,936
34,300	@	American Tower Corp.	1,081,479
19,300	@	Amgen, Inc.	1,021,742
52,800		Amphenol Corp.	1,670,592
75,700		Analog Devices, Inc.	1,875,846
29,400	@	Anaren, Inc.	519,792
81,800	@	Apple, Inc.	11,650,774
437,100		Applied Materials, Inc.	4,794,987
34,400	@	ArcSight, Inc.	611,288
124,800	@	Ariba, Inc.	1,228,032
36,700	@	Arrow Electronics, Inc.	779,508
44,600		AT&T, Inc.	1,107,864
47,500	@	Atheros Communications, Inc.	913,900
40,100	@	ATMI, Inc.	622,753
49,800	@	Autodesk, Inc.	945,204
47,400		Automatic Data Processing, Inc.	1,679,856
63,100	@	BMC Software, Inc.	2,132,149
118,500	@	Boston Scientific Corp.	1,201,590
164,700	@	Broadcom Corp.	4,082,913
190,100	@	Brocade Communications Systems, Inc.	1,486,582
87,800		CA, Inc.	1,530,354
53,000	@	Cavium Networks, Inc.	890,930
95,400	@,L	Ciena Corp.	987,390
292,400	@	Cisco Systems, Inc.	5,450,336
81,200	@	Citrix Systems, Inc.	2,589,468
113,400		Corning, Inc.	1,821,204
54,400		CVS Caremark Corp.	1,733,728
37,600	@	Digital River, Inc.	1,365,632
9,900	@	DigitalGlobe, Inc.	190,080
156,200	@	eBay, Inc.	2,675,706
51,700	@	Electronic Arts, Inc.	1,122,924
225,300	@	EMC Corp.	2,951,430
42,000	@	F5 Networks, Inc.	1,452,780
10,410	@	Google, Inc. - Class A	4,388,752
141,700		Hewlett-Packard Co.	5,476,705
340,500		Intel Corp.	5,635,275
8,900	@	IntercontinentalExchange, Inc.	1,016,736
75,000		International Business Machines Corp.	7,831,500
39,400	@	Intuit, Inc.	1,109,504
98,600	@	Juniper Networks, Inc.	2,326,960
92,800		KLA-Tencor Corp.	2,343,200
85,800	@	Lam Research Corp.	2,230,800
4,800	@	LogMeIn, Inc.	76,800
30	@	Macrovision Solutions Corp.	654
101,600	@	McAfee, Inc.	4,286,504
67,600		Medtronic, Inc.	2,358,564
192,900	@	Micron Technology, Inc.	976,074
257,600		Microsoft Corp.	6,123,152
204,900		Motorola, Inc.	1,358,487
67,700	@	NetApp, Inc.	1,335,044
57,800	@	Netlogic Microsystems, Inc.	2,107,388
75,800	@	Novellus Systems, Inc.	1,265,860
75,000	@	Nvidia Corp.	846,750
272,000	@	Oracle Corp.	5,826,240

Shares			Value
151,800	@	PMC - Sierra, Inc.	$1,208,328
55,000	@	Polycom, Inc.	1,114,850
18,300	@,L	Priceline.com, Inc.	2,041,365
59,000	@	Progress Software Corp.	1,249,030
43,800	@	QLogic Corp.	555,384
184,380		Qualcomm, Inc.	8,333,977
53,400	@	Red Hat, Inc.	1,074,942
27,000	@	Riverbed Technolgoy, Inc.	626,130
71,200	@	Sandisk Corp.	1,045,928
126,400		Seagate Technology, Inc.	1,322,144
27,300	@,L	Starent Networks Corp.	666,393
85,600	@	Sybase, Inc.	2,682,704
185,900	@	Symantec Corp.	2,892,604
50,500	@	Synopsys, Inc.	985,255
142,400	@	Tellabs, Inc.	815,952
33,100	@	Teradata Corp.	775,533
152,200	@	Teradyne, Inc.	1,044,092
204,100		Texas Instruments, Inc.	4,347,330
93,800	@	TTM Technologies, Inc.	746,648
115,600	@	VeriSign, Inc.	2,136,288
37,000		Verizon Communications, Inc.	1,137,010
35,900	@	Vertex Pharmaceuticals, Inc.	1,279,476
94,600	@	Vishay Intertechnology, Inc.	642,334
40,200	@	Western Digital Corp.	1,065,300
52,800		Western Union Co.	865,920
38,300		Wyeth	1,738,437
53,900		Xilinx, Inc.	1,102,794
209,700	@	Yahoo!, Inc.	3,283,902
			176,463,787
Total Common Stock (Cost $220,134,510)			214,549,077
Principal Amount			Value
SHORT-TERM INVESTMENTS: 3.3%

	Securities Lending Collateralcc: 3.3%
$7,315,890	Bank of New York Mellon Corp. Institutional Cash Reserves	$7,236,530
Total Short-Term Investments (Cost $7,315,890)		7,236,530

Total Investments in Securities (Cost $227,450,400)*	101.9%	$221,785,607
Other Assets and Liabilities - Net	(1.9)	(4,038,915)
Net Assets	100.0%	$217,746,692

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $234,278,124.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,185,345
Gross Unrealized Depreciation	(23,677,862)
Net Unrealized Depreciation	$(12,492,517)

See Accompanying Notes to Financial Statements
90

ING BLACKROCK SCIENCE AND   PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Biotechnology	1.0%
Commercial Services	1.2
Computers	18.5
Diversified Financial Services	0.5
Electronics	3.7
Hand/Machine Tools	0.4
Healthcare - Products	2.6
Internet	14.2
Miscellaneous Manufacturing	0.4
Office/Business Equipment	0.5
Pharmaceuticals	0.8
Retail	0.8
Semiconductors	21.6
Software	16.7
Telecommunications	15.4
Toys/Games/Hobbies	0.3
Short-Term Investments	3.3
Other Assets and Liabilities - Net	(1.9)
Net Assets	100.0%
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Common Stock
Bermuda	$2,734,236	$—	$—
Canada	4,398,879	—	—
China	5,372,164	1,083,940	—
Finland	1,665,036	—	—
Germany	1,077,092	—	—
Hong Kong	—	979,285	—
India	—	265,790	—
Ireland	482,976	—	—
Israel	1,720,351	—	—
Japan	—	4,671,885	—
Luxembourg	1,085,818	—	—
Netherlands	1,584,780	—	—
Portugal	—	1,153,554	—
Russia	1,454,772	—	—
South Korea	—	1,109,675	—
Switzerland	1,579,232	—	—
Taiwan	3,010,580	1,750,213	—
United Kingdom	—	905,032	—
United States	176,463,787	—	—
Total Common Stock	$202,629,703	$11,919,374	$—
Short-Term Investments	—	7,236,530	—
Total	$202,629,703	$19,155,904	$—
Other Financial Instruments**	—	(67,276)	—
Total	$—	$(67,276)	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value,

and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Hong Kong
Sar Dollar
HKD	2,855,000	BUY	8/26/09	368,531	368,568	$37
Hong Kong Sar Dollar HKD 1,796,000		BUY	8/26/09	231,845	231,856	11
						$48
EU Euro
EUR	576,000	SELL	8/26/09	809,691	808,008	$1,683
British Pound GBP 395,000		SELL	8/26/09	638,948	649,813	(10,865)
Hong Kong Sar Dollar HKD 5,183,000		SELL	8/26/09	669,166	669,102	64
Japanese Yen JPY 305,799,000		SELL	8/26/09	3,117,045	3,176,431	(59,386)
Japanese Yen JPY 23,369,000		SELL	8/26/09	243,921	242,741	1,180
						$(67,324)

For the six months ended June 30, 2009, net realized gain (loss) on forward foreign currency contracts and the net change in unrealized gain (loss) on forward foreign currency contracts can be found on the Portfolio's Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into forward foreign currency contracts and the risks associated with these contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements
91

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-ACAPAPALL  (0609-082809)

Semi-Annual Report

June 30, 2009

Classes I and S

Domestic Equity Index Portfolios

■	ING Index Plus LargeCap Portfolio*

■	ING Index Plus MidCap Portfolio*

■	ING Index Plus SmallCap Portfolio*

*	Prior to May 1, 2009, the Portfolio’s name contained the “VP” prefix.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

June 30, 2009

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0% —0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.

In housing, the Standard & Poor’s (“S&P”) /Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2009

in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
ING Index Plus LargeCap Portfolio
Class I	$1,000.00	$1,013.80	0.51%	$2.55	$1,000.00	$1,022.27	0.51%	$2.56
Class S	1,000.00	1,012.60	0.76	3.79	1,000.00	1,021.03	0.76	3.81
ING Index Plus MidCap Portfolio
Class I	$1,000.00	$1,050.60	0.55%	$2.80	$1,000.00	$1,022.07	0.55%	$2.76
Class S	1,000.00	1,049.10	0.80	4.06	1,000.00	1,020.83	0.80	4.01
ING Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,004.70	0.56%	$2.78	$1,000.00	$1,022.02	0.56%	$2.81
Class S	1,000.00	1,004.00	0.81	4.02	1,000.00	1,020.78	0.81	4.06

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio	ING Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at value+*	$814,054,257	$547,665,833	$268,545,220
Short-term investments**	10,042,154	29,605,305	17,388,621
Short-term investments in affiliates***	5,860,000	18,796,000	11,876,000
Cash	307	132,222	12,591
Cash collateral for futures	1,926,020	1,939,946	1,039,517
Receivables:
Investment securities sold	—	17,932,410	4,756,534
Fund shares sold	241,794	333,968	376,389
Dividends and interest	1,143,772	479,204	306,690
Prepaid expenses	16,571	10,850	5,923

Total assets	833,284,875	616,895,738	304,307,485

LIABILITIES:
Payable for investment securities purchased	—	14,187,599	3,526,843
Payable for fund shares redeemed	1,453,152	568,867	26,380
Payable upon receipt of securities loaned	10,363,915	30,175,543	17,674,474
Payable to affiliates	311,428	240,976	125,200
Payable for directors fees	84,131	39,517	33,480
Other accrued expenses and liabilities	337,628	176,212	119,055

Total liabilities	12,550,254	45,388,714	21,505,432

NET ASSETS	$820,734,621	$571,507,024	$282,802,053

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,351,291,876	$938,127,611	$511,235,044
Undistributed net investment income	8,530,206	3,590,951	1,276,821
Accumulated net realized loss on investments and futures	(521,430,765)	(324,760,676)	(183,880,044)
Net unrealized depreciation on investments and futures	(17,656,696)	(45,450,862)	(45,829,768)

NET ASSETS	$820,734,621	$571,507,024	$282,802,053

+ Including securities loaned at value	$9,810,637	$29,356,333	$17,186,512
* Cost of investments in securities	$831,266,347	$592,108,597	$313,871,426
** Cost of short-term investments	$10,363,915	$30,175,543	$17,674,474
*** Cost of short-term investments in affiliates	$5,860,000	$18,796,000	$11,876,000

Class I:
Net assets	$651,216,169	$450,687,811	$193,014,656
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	63,747,851	43,984,614	20,814,483
Net asset value and redemption price per share	$10.22	$10.25	$9.27
Class S:
Net assets	$169,518,452	$120,819,213	$89,787,397
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	16,702,180	11,901,023	9,766,590
Net asset value and redemption price per share	$10.15	$10.15	$9.19

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio	ING Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$10,481,797	$5,004,089	$1,925,433
Interest	46	298	—
Securities lending income, net	213,739	176,121	191,654

Total investment income	10,695,582	5,180,508	2,117,087

EXPENSES:
Investment management fees	1,356,228	1,057,922	522,746
Distribution and service fees — Class S	202,756	141,753	104,665
Transfer agent fees	1,391	941	602
Administrative service fees	213,116	145,459	71,875
Shareholder reporting expense	68,906	44,150	19,460
Registration fees	729	411	257
Professional fees	101,094	63,352	32,469
Custody and accounting expense	68,299	53,526	35,643
Directors fees	74,204	36,200	27,060
Miscellaneous expense	75,317	46,103	26,419
Interest expense	852	73	180

Total expenses	2,162,892	1,589,890	841,376
Net waived and reimbursed fees	(2,333)	(3,430)	(1,961)

Net expenses	2,160,559	1,586,460	839,415

Net investment income	8,535,023	3,594,048	1,277,672

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) on:
Investments	(149,630,269)	(147,478,420)	(63,025,497)
Futures	571,766	909,486	1,479,884

Net realized loss on investments and futures	(149,058,503)	(146,568,934)	(61,545,613)

Net change in unrealized appreciation or depreciation on:
Investments	147,432,641	168,469,505	60,133,685
Futures	(398,802)	(1,165,012)	(578,418)

Net change in unrealized appreciation or depreciation on investments and futures	147,033,839	167,304,493	59,555,267

Net realized and unrealized gain (loss) on investments and futures	(2,024,664)	20,735,559	(1,990,346)

Increase (decrease) in net assets resulting from operations	$6,510,359	$24,329,607	$(712,674)

* Foreign taxes withheld	$3,301	$—	$571
(1) Affiliated Income	$10,412	$14,700	$7,535

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Plus LargeCap Portfolio		ING Index Plus MidCap Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$8,535,023	$26,863,703	$3,594,048	$10,508,459
Net realized loss on investments and futures	(149,058,503)	(359,254,975)	(146,568,934)	(171,579,849)
Net change in unrealized appreciation or depreciation on investments and futures	147,033,839	(298,275,881)	167,304,493	(229,635,499)

Increase (decrease) in net assets resulting from operations	6,510,359	(630,667,153)	24,329,607	(390,706,889)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(21,659,222)	(36,524,688)	(8,141,406)	(11,952,630)
Class S	(5,041,109)	(5,640,026)	(1,755,366)	(2,200,936)
Net realized gains:
Class I	—	(128,358,189)	—	(112,082,941)
Class S	—	(21,899,099)	—	(26,411,236)

Total distributions	(26,700,331)	(192,422,002)	(9,896,772)	(152,647,743)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,242,123	365,179,995	11,354,312	114,639,139
Reinvestment of distributions	26,700,331	192,422,002	9,896,772	152,647,743

	37,942,454	557,601,997	21,251,084	267,286,882
Cost of shares redeemed	(62,696,156)	(1,512,259,207)	(35,987,561)	(575,777,856)

Net decrease in net assets resulting from capital share transactions	(24,753,702)	(954,657,210)	(14,736,477)	(308,490,974)

Net decrease in net assets	(44,943,674)	(1,777,746,365)	(303,642)	(851,845,606)

NET ASSETS:
Beginning of period	865,678,295	2,643,424,660	571,810,666	1,423,656,272

End of period	$820,734,621	$865,678,295	$571,507,024	$571,810,666

Undistributed net investment income at end of period	$8,530,206	$26,695,514	$3,590,951	$9,893,675

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$1,277,672	$5,475,352
Net realized loss on investments and futures	(61,545,613)	(114,398,924)
Net change in unrealized appreciation or depreciation on investments and futures	59,555,267	(73,817,310)

Decrease in net assets resulting from operations	(712,674)	(182,740,882)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(3,679,025)	(4,491,258)
Class S	(1,395,586)	(934,827)
Net realized gains:
Class I	—	(30,586,826)
Class S	—	(9,757,114)

Total distributions	(5,074,611)	(45,770,025)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,994,786	102,067,744
Reinvestment of distributions	5,074,611	45,770,025

	15,069,397	147,837,769
Cost of shares redeemed	(24,044,202)	(442,222,983)

Net decrease in net assets resulting from capital share transactions	(8,974,805)	(294,385,214)

Net decrease in net assets	(14,762,090)	(522,896,121)

NET ASSETS:
Beginning of period	297,564,143	820,460,264

End of period	$282,802,053	$297,564,143

Undistributed net investment income at end of period	$1,276,821	$5,073,760

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		`Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING Index Plus LargeCap Portfolio
Class I
06-30-09	10.44	0.12		0.01	0.13	0.35	—	—	0.35	10.22	1.38		0.51	0.51	†	0.51	†	2.25	†	651,216	72
12-31-08	18.13	0.25	•	(6.57)	(6.32)	0.30	1.07	—	1.37	10.44	(37.21)		0.47	0.47	†	0.47	†	1.70	†	680,918	175
12-31-07	17.48	0.29	•	0.58	0.87	0.22	—	—	0.22	18.13	5.03	††	0.44	0.44	†	0.44	†	1.62	†	2,323,707	121
12-31-06	15.42	0.23	•	2.00	2.23	0.17	—	—	0.17	17.48	14.58		0.43	0.43	†	0.43	†	1.46	†	2,352,193	128
12-31-05	14.82	0.19	•	0.60	0.79	0.19	—	—	0.19	15.42	5.38		0.45	0.45		0.45		1.30		1,389,139	89
Class S
06-30-09	10.34	0.10	•	0.02	0.12	0.31	—	—	0.31	10.15	1.26		0.76	0.76	†	0.76	†	2.00	†	169,518	72
12-31-08	17.99	0.21	•	(6.51)	(6.30)	0.28	1.07	—	1.35	10.34	(37.40)		0.72	0.72	†	0.72	†	1.53	†	184,760	175
12-31-07	17.32	0.25	•	0.57	0.82	0.15	—	—	0.15	17.99	4.77	††	0.69	0.69	†	0.69	†	1.38	†	319,717	121
12-31-06	15.30	0.18	•	1.99	2.17	0.15	—	—	0.15	17.32	14.28		0.68	0.68	†	0.68	†	1.13	†	209,440	128
12-31-05	14.73	0.16	•	0.59	0.75	0.18	—	—	0.18	15.30	5.15		0.70	0.70		0.70		1.10		557,134	89

ING Index Plus MidCap Portfolio
Class I
06-30-09	9.94	0.07		0.43	0.50	0.19	—	—	0.19	10.25	5.06		0.55	0.55	†	0.55	†	1.41	†	450,688	56
12-31-08	18.33	0.22		(6.37)	(6.15)	0.22	2.02	—	2.24	9.94	(37.56)		0.52	0.52	†	0.52	†	1.14	†	447,503	113
12-31-07	18.89	0.21		0.83	1.04	0.15	1.45	—	1.60	18.33	5.50	††	0.49	0.49	†	0.49	†	1.06	†	1,177,708	127
12-31-06	18.69	0.17	•	1.57	1.74	0.12	1.42	—	1.54	18.89	9.44		0.49	0.49	†	0.49	†	0.92	†	1,148,074	84
12-31-05	18.16	0.16	•	1.77	1.93	0.09	1.31	—	1.40	18.69	11.14		0.49	0.49		0.49		0.87		844,703	100
Class S
06-30-09	9.82	0.07		0.41	0.48	0.15	—	—	0.15	10.15	4.91		0.80	0.80	†	0.80	†	1.16	†	120,819	56
12-31-08	18.13	0.14		(6.26)	(6.12)	0.17	2.02	—	2.19	9.82	(37.73)		0.77	0.77	†	0.77	†	0.91	†	124,308	113
12-31-07	18.69	0.15		0.84	0.99	0.10	1.45	—	1.55	18.13	5.26	††	0.74	0.74	†	0.74	†	0.81	†	245,948	127
12-31-06	18.53	0.12		1.55	1.67	0.09	1.42	—	1.51	18.69	9.12		0.74	0.74	†	0.74	†	0.63	†	227,616	84
12-31-05	18.05	0.11	•	1.75	1.86	0.07	1.31	—	1.38	18.53	10.84		0.74	0.74		0.74		0.62		278,554	100

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Index Plus SmallCap Portfolio
Class I
06-30-09	9.41	0.05		(0.01)	0.04	0.18	—	—	0.18	9.27	0.47	0.56	0.56	†	0.56	†	1.06	†	193,015	38
12-31-08	15.19	0.14	•	(4.97)	(4.83)	0.12	0.83	—	0.95	9.41	(33.58)	0.52	0.52	†	0.52	†	1.10	†	201,978	100
12-31-07	17.99	0.12		(1.07)	(0.95)	0.08	1.77	—	1.85	15.19	(6.22)	0.49	0.49	†	0.49	†	0.67	†	638,474	126
12-31-06	16.68	0.09	•	2.20	2.29	0.07	0.91	—	0.98	17.99	13.82	0.49	0.49	†	0.49	†	0.52	†	745,115	93
12-31-05	16.39	0.11	•	1.09	1.20	0.05	0.86	—	0.91	16.68	7.62	0.49	0.49		0.49		0.66		378,121	71
Class S
06-30-09	9.30	0.04		(0.01)	0.03	0.14	—	—	0.14	9.19	0.40	0.81	0.81	†	0.81	†	0.81	†	89,787	38
12-31-08	15.01	0.13		(4.93)	(4.80)	0.08	0.83	—	0.91	9.30	(33.73)	0.77	0.77	†	0.77	†	0.87	†	95,586	100
12-31-07	17.79	0.07		(1.06)	(0.99)	0.02	1.77	—	1.79	15.01	(6.49)	0.74	0.74	†	0.74	†	0.42	†	181,986	126
12-31-06	16.53	0.04	•	2.18	2.22	0.05	0.91	—	0.96	17.79	13.48	0.74	0.74	†	0.74	†	0.25	†	204,246	93
12-31-05	16.28	0.07	•	1.08	1.15	0.04	0.86	—	0.90	16.53	7.36	0.74	0.74		0.74		0.43		333,092	71

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Series. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Series during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Series. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or less ratio.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end management investment company.

ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The three series (each a “Portfolio”, collectively the “Portfolios”) that are in this report are: ING Index Plus LargeCap Portfolio (“Index Plus LargeCap”), formerly ING VP Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio (“Index Plus MidCap”), formerly ING VP Index Plus MidCap Portfolio and ING Index Plus SmallCap Portfolio (“Index Plus SmallCap”), formerly ING VP Index Plus SmallCap Portfolio.

Index Plus LargeCap seeks to outperform the total return performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”), while maintaining a market level of risk.

Index Plus MidCap seeks to outperform the total return performance of the Standard & Poor’s (“S&P”) MidCap 400 Index, while maintaining a market level of risk.

Index Plus SmallCap seeks to outperform the total return performance of the S&P SmallCap 600 Index, while maintaining a market level of risk.

Each Portfolio offers Class I and Class S shares. The two classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent directors) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including other series of the Company under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio’s behalf.

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM” or “Sub-Adviser”), a Connecticut corporation, to serve as the sub-adviser to the Portfolios. ING Funds Distributor, LLC (the “Distributor” or ”IFD”) is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.

Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market- makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Risk Exposures and the use of Derivative Instruments. Each Portfolio’s investment objectives permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

E.	Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2009, each Portfolio has purchased futures contracts on various equity indexes to increase exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities.

Each Portfolio invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, and overall risk profile. For the six months ended June 30, 2009, the total number of open futures contracts as presented following each Portfolio of Investments is indicative of the volume of this derivative type.

F.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex- dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.	Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

H.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.

Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, each Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.	Illiquid and Restricted Securities. Each Portfolio may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Each Portfolio may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined in the Act, determined under procedures approved by the Board.

K.	Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$561,163,907	$591,665,185
Index Plus MidCap	292,939,244	320,619,109
Index Plus SmallCap	97,778,287	118,178,250

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Index Plus LargeCap	0.35%
Index Plus MidCap	0.40%
Index Plus SmallCap	0.40%

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2009, the Investment Adviser for Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap waived $2,333, $3,430 and $1,961 of such management fees, respectively. These fees are not subject to recoupment.

Pursuant to the Administration Agreement, ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION FEES

Class S shares of the respective Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pays the Distributor Distribution Fees at a rate of 0.25% based on average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Fund	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Index Plus LargeCap	$238,624	$37,556	$35,248	$311,428
Index Plus MidCap	189,602	26,202	25,172	240,976
Index Plus SmallCap	93,556	12,941	18,703	125,200

At June 30, 2009, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Index Plus LargeCap Portfolio (70.10%); Index Plus MidCap Portfolio (70.90%); Index Plus SmallCap Portfolio (53.60%)

ING USA Annuity and Life Insurance Company — Index Plus LargeCap Portfolio (19.60%); Index Plus MidCap Portfolio (19.70%); Index Plus SmallCap Portfolio (29.60%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreements”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class I	Class S
Index Plus LargeCap	0.55%	0.80%
Index Plus MidCap	0.60%	0.85%
Index Plus SmallCap	0.60%	0.85%

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2009, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor of a Portfolio to which a loan is made. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. Each Portfolio utilized the line of credit during the six-months ended June 30, 2009:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Index Plus LargeCap	17	$1,524,118	1.20%
Index Plus MidCap	3	736,667	1.20
Index Plus SmallCap	5	1,094,000	1.20

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding
Year or period ended	#	#	#	#	($)	($)	($)	($)
Index Plus LargeCap
Class I
06-30-09	1,073,160	2,226,025	(4,796,778)	(1,497,593)	10,352,160	21,659,222	(45,839,990)	(13,828,608)
12-31-08	18,229,336	10,840,426	(92,001,496)	(62,931,734)	282,508,457	164,882,876	(1,413,077,540)	(965,686,207)
Class S
06-30-09	91,812	521,314	(1,776,915)	(1,163,789)	889,963	5,041,109	(16,856,166)	(10,925,094)
12-31-08	5,309,574	1,823,783	(7,040,019)	93,338	82,671,538	27,539,126	(99,181,667)	11,028,997
Index Plus MidCap
Class I
06-30-09	1,043,365	816,590	(2,906,762)	(1,046,807)	9,998,489	8,141,406	(26,244,335)	(8,104,440)
12-31-08	6,462,183	8,397,804	(34,069,136)	(19,209,149)	96,400,909	124,035,571	(517,320,853)	(296,884,373)
Class S
06-30-09	142,195	177,669	(1,077,117)	(757,253)	1,355,823	1,755,366	(9,743,226)	(6,632,037)
12-31-08	1,214,189	1,955,719	(4,074,969)	(905,061)	18,238,230	28,612,172	(58,457,003)	(11,606,601)
Index Plus SmallCap
Class I
06-30-09	1,016,371	407,422	(2,075,430)	(651,637)	8,706,427	3,679,025	(17,259,118)	(4,873,666)
12-31-08	6,415,118	2,651,405	(29,643,796)	(20,577,273)	85,265,910	35,078,084	(392,832,028)	(272,488,034)
Class S
06-30-09	154,044	155,931	(816,863)	(506,888)	1,288,359	1,395,586	(6,785,084)	(4,101,139)
12-31-08	1,235,200	815,556	(3,898,281)	(1,847,525)	16,801,834	10,691,941	(49,390,955)	(21,897,180)

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the Bank of New York Mellon Corp. Institutional Cash Reserves Fund (“BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2009 and throughout the period covered by this report, the BICR Fund held certain defaulted securities that had market values significantly below amortized cost. The investment in the BICR Fund is included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities. The Portfolios agreed to the terms of capital support extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the certain defaulted securities held by the BICR Fund. BNYC will support the value of these securities up to a certain amount and subject, in part, to the Portfolios’ continued lending of securities. The recorded value of each Portfolio’s investment in the BICR Fund includes the value of the underlying securities held by the BICR Fund and the estimated value of the support to be provided by BNYC.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2009, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
Index Plus LargeCap	$9,810,637	$10,363,915
Index Plus MidCap	29,356,333	30,175,543
Index Plus SmallCap	17,186,512	17,674,474

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio’s Portfolio of Investments.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Index Plus LargeCap	$26,700,331	$71,475,961	$120,946,041
Index Plus MidCap	9,896,772	23,925,398	128,722,345
Index Plus SmallCap	5,074,611	5,433,138	40,336,887

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
Index Plus LargeCap	$26,695,514	$(205,097,739)	$(331,965,058)	2016
Index Plus MidCap	9,893,675	(229,163,490)	(161,783,607)	2016
Index Plus SmallCap	5,073,760	(118,609,455)	(109,110,011)	2016

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 20, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

20

ING INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 98.1%
Advertising: 0.7%
449,450	@	Interpublic Group of Cos., Inc.	$2,269,723
109,099		Omnicom Group	3,445,346

			5,715,069

Aerospace/Defense: 4.9%
71,429		General Dynamics Corp.	3,956,452
60,414		Goodrich Corp.	3,018,888
65,900		L-3 Communications Holdings, Inc.	4,572,142
105,232		Lockheed Martin Corp.	8,486,961
154,650		Northrop Grumman Corp.	7,064,412
131,100		Raytheon Co.	5,824,773
146,697		United Technologies Corp.	7,622,376

			40,546,004

Agriculture: 2.6%
380,871		Altria Group, Inc.	6,242,476
120,286		Archer-Daniels-Midland Co.	3,220,056
188,317		Philip Morris International, Inc.	8,214,388
91,158		Reynolds American, Inc.	3,520,522

			21,197,442

Apparel: 0.1%
12,522		Polo Ralph Lauren Corp.	670,428

			670,428

Auto Manufacturers: 0.1%
158,000	@	Ford Motor Co.	959,060

			959,060

Banks: 8.8%
823,450		Bank of America Corp.	10,869,540
104,989		Bank of New York Mellon Corp.	3,077,228

Shares			Value

Banks: (continued)
99,050		BB&T Corp.	$2,177,119
599,400	L	Citigroup, Inc.	1,780,218
72,728		Goldman Sachs Group, Inc.	10,723,016
397,251		JPMorgan Chase & Co.	13,550,232
36,600	L	M&T Bank Corp.	1,864,038
84,507		Morgan Stanley	2,409,295
70,397		Northern Trust Corp.	3,778,911
101,234		PNC Financial Services Group, Inc.	3,928,892
56,247		State Street Corp.	2,654,858
149,975		US Bancorp.	2,687,552
537,885		Wells Fargo & Co.	13,049,090

			72,549,989

Beverages: 1.0%
66,056		Coca-Cola Co.	3,170,027
126,902		Coca-Cola Enterprises, Inc.	2,112,918
13,950		Pepsi Bottling Group, Inc.	472,068
48,757		PepsiCo, Inc.	2,679,685

			8,434,698

Biotechnology: 1.0%
88,235	@	Amgen, Inc.	4,671,161
54,267	@	Biogen Idec, Inc.	2,450,155
20,179	@	Gilead Sciences, Inc.	945,184

			8,066,500

Chemicals: 1.2%
10,672		CF Industries Holdings, Inc.	791,222
165,400		Dow Chemical Co.	2,669,556
24,193		Monsanto Co.	1,798,508
77,150		PPG Industries, Inc.	3,386,885
19,900	S	Sherwin-Williams Co.	1,069,625

			9,715,796

Coal: 0.2%
55,300		Peabody Energy Corp.	1,667,848

			1,667,848

Commercial Services: 1.3%
34,018	@	Apollo Group, Inc. - Class A	2,419,360
60,100		Automatic Data Processing, Inc.	2,129,944
26,400		Moody’s Corp.	695,640
190,977		RR Donnelley & Sons Co.	2,219,153
190,851		Western Union Co.	3,129,956

			10,594,053

Computers: 7.3%
108,993	@	Apple, Inc.	15,523,873
53,011	@	Computer Sciences Corp.	2,348,387
157,474	@	Dell, Inc.	2,162,118
301,350	@	EMC Corp.	3,947,685
388,176		Hewlett-Packard Co.	15,003,002
186,369		International Business Machines Corp.	19,460,651
46,162	@	Teradata Corp.	1,081,576

			59,527,292

Cosmetics/Personal Care: 1.4%
230,092		Procter & Gamble Co.	11,757,701

			11,757,701

Diversified Financial Services: 1.6%
139,600		American Express Co.	3,244,304
252,331		Charles Schwab Corp.	4,425,886

See Accompanying Notes to Financial Statements

21

ING INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Diversified Financial Services: (continued)
7,352		CME Group, Inc.	$2,287,281
12,600	@	IntercontinentalExchange, Inc.	1,439,424
101,700	@	Nasdaq Stock Market, Inc.	2,167,227

			13,564,122

Electric: 3.4%
64,455	@	AES Corp.	748,323
226,595		CMS Energy Corp.	2,737,268
38,600		Dominion Resources, Inc.	1,290,012
9,322		DTE Energy Co.	298,304
160,700		Exelon Corp.	8,229,447
31,400		FirstEnergy Corp.	1,216,750
72,073		FPL Group, Inc.	4,098,071
81,700		PPL Corp.	2,692,832
161,400		Public Service Enterprise Group, Inc.	5,266,482
71,400		Xcel Energy, Inc.	1,314,474

			27,891,963

Electronics: 0.5%
47,500		Amphenol Corp.	1,502,900
91,954		PerkinElmer, Inc.	1,600,000
19,060	@	Waters Corp.	981,018

			4,083,918

Engineering & Construction: 0.9%
75,429		Fluor Corp.	3,868,753
81,000	@	Jacobs Engineering Group, Inc.	3,409,290

			7,278,043

Food: 1.8%
32,400	@	Dean Foods Co.	621,756
32,700		General Mills, Inc.	1,831,854
289,583		Kraft Foods, Inc.	7,338,033
38,211		Kroger Co.	842,553
254,013		Sara Lee Corp.	2,479,167
31,857		Supervalu, Inc.	412,548
132,300		Tyson Foods, Inc.	1,668,303

			15,194,214

Forest Products & Paper: 0.4%
140,331		International Paper Co.	2,123,208
58,000	S	MeadWestvaco Corp.	951,780

			3,074,988

Gas: 0.3%
51,894		Sempra Energy	2,575,499

			2,575,499

Healthcare - Products: 2.3%
19,649		Becton Dickinson & Co.	1,401,170
144,400	@	Boston Scientific Corp.	1,464,216
55,100	@	Hospira, Inc.	2,122,452
172,323		Johnson & Johnson	9,787,946
110,311		Medtronic, Inc.	3,848,751

			18,624,535

Healthcare - Services: 1.7%
76,544		Aetna, Inc.	1,917,427
38,024		Cigna Corp.	915,998
35,200	@	Coventry Health Care, Inc.	658,592
26,576	@	Humana, Inc.	857,342
31,308	@	Laboratory Corp. of America Holdings	2,122,369

Shares			Value

Healthcare - Services: (continued)
23,100		Quest Diagnostics	$1,303,533
176,238		UnitedHealth Group, Inc.	4,402,425
38,800	@	WellPoint, Inc.	1,974,532

			14,152,218

Home Builders: 0.3%
109,400		D.R. Horton, Inc.	1,023,984
59,800		KB Home	818,064
72,100		Lennar Corp.	698,649

			2,540,697

Household Products/Wares: 0.6%
21,015	S	Avery Dennison Corp.	539,665
76,326		Kimberly-Clark Corp.	4,001,772

			4,541,437

Insurance: 2.5%
45,695		Aflac, Inc.	1,420,658
108,816		AON Corp.	4,120,862
158,701		Chubb Corp.	6,328,996
26,900		Loews Corp.	737,060
40,700		Marsh & McLennan Cos., Inc.	819,291
52,900	@	Progressive Corp.	799,319
34,855		Torchmark Corp.	1,291,029
64,827		Travelers Cos., Inc.	2,660,500
127,461		UnumProvident Corp.	2,021,531

			20,199,246

Internet: 2.8%
44,078	@	Amazon.com, Inc.	3,687,565
258,607	@	eBay, Inc.	4,429,938
27,300	@	Google, Inc. - Class A	11,509,407
210,000	@	Symantec Corp.	3,267,600
8,780	@	Yahoo!, Inc.	137,495

			23,032,005

Iron/Steel: 0.4%
10,800		Allegheny Technologies, Inc.	377,244
24,218		Nucor Corp.	1,076,006
56,550		United States Steel Corp.	2,021,097

			3,474,347

Machinery - Diversified: 0.3%
31,000		Flowserve Corp.	2,164,110
12,300		Rockwell Automation, Inc.	395,076

			2,559,186

Media: 2.2%
509,030		Comcast Corp. - Class A	7,375,845
84,050	@, L	DIRECTV Group, Inc.	2,076,876
12,600		McGraw-Hill Cos., Inc.	379,386
17,389	@	Time Warner Cable, Inc.	550,710
205,528		Time Warner, Inc.	5,177,250
114,400	@	Viacom - Class B	2,596,880

			18,156,947

Metal Fabricate/Hardware: 0.4%
44,950		Precision Castparts Corp.	3,282,699

			3,282,699

Miscellaneous Manufacturing: 3.3%
51,700		Cooper Industries Ltd.	1,605,285
176,200		Dover Corp.	5,830,458

See Accompanying Notes to Financial Statements

22

ING INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: (continued)
8,700		Eaton Corp.	$388,107
1,085,633		General Electric Co.	12,723,619
55,100		Honeywell International, Inc.	1,730,140
110,741		ITT Corp.	4,927,975

			27,205,584

Office/Business Equipment: 0.7%
193,200		Pitney Bowes, Inc.	4,236,876
219,393		Xerox Corp.	1,421,667

			5,658,543

Oil & Gas: 9.2%
39,827		Anadarko Petroleum Corp.	1,807,748
35,407		Apache Corp.	2,554,615
175,158		Chevron Corp.	11,604,218
46,919		ConocoPhillips	1,973,413
29,100	L	Diamond Offshore Drilling	2,416,755
494,539		ExxonMobil Corp.	34,573,221
29,392		Hess Corp.	1,579,820
31,369		Marathon Oil Corp.	945,148
75,045		Murphy Oil Corp.	4,076,444
102,768		Occidental Petroleum Corp.	6,763,162
45,834	@	Southwestern Energy Co.	1,780,651
88,262		Tesoro Corp.	1,123,575
106,500		XTO Energy, Inc.	4,061,910

			75,260,680

Oil & Gas Services: 2.3%
112,573		BJ Services Co.	1,534,370
193,950	@	Cameron International Corp.	5,488,785
179,504	@	National Oilwell Varco, Inc.	5,862,601
104,792		Schlumberger Ltd.	5,670,295

			18,556,051

Packaging & Containers: 0.9%
25,863		Ball Corp.	1,167,973
90,933		Bemis Co.	2,291,512
109,800	@	Pactiv Corp.	2,382,660
86,063		Sealed Air Corp.	1,587,862

			7,430,007

Pharmaceuticals: 7.3%
167,734		Abbott Laboratories	7,890,207
90,708		AmerisourceBergen Corp.	1,609,160
208,832		Bristol-Myers Squibb Co.	4,241,378
218,171		Eli Lilly & Co.	7,557,443
45,950	@	Express Scripts, Inc.	3,159,063
93,551	@	Forest Laboratories, Inc.	2,349,066
78,500	@, S	King Pharmaceuticals, Inc.	755,955
18,972	S	McKesson Corp.	834,768
81,046	@	Medco Health Solutions, Inc.	3,696,508
55,831		Merck & Co., Inc.	1,561,035
978,050		Pfizer, Inc.	14,670,750
164,500		Schering-Plough Corp.	4,132,240
41,941	@	Watson Pharmaceuticals, Inc.	1,412,992
137,003		Wyeth	6,218,566

			60,089,131

Pipelines: 0.1%
49,900		Williams Cos., Inc.	778,939

			778,939

Shares			Value

Retail: 6.5%
76,200	@	Autonation, Inc.	$1,322,070
162,300		CVS Caremark Corp.	5,172,501
57,326		Family Dollar Stores, Inc.	1,622,326
481	@	GameStop Corp.	10,587
158,531		Gap, Inc.	2,599,908
255,612		Home Depot, Inc.	6,040,112
42,200		JC Penney Co., Inc.	1,211,562
59,700	@	Kohl’s Corp.	2,552,175
134,400		Limited Brands, Inc.	1,608,768
141,900		Lowe’s Cos., Inc.	2,754,279
105,379		McDonald’s Corp.	6,058,239
24,500	@, L	Sears Holding Corp.	1,629,740
70,042		Staples, Inc.	1,412,747
30,200	@	Starbucks Corp.	419,478
119,234		Target Corp.	4,706,166
27,483		TJX Cos., Inc.	864,615
64,567		Walgreen Co.	1,898,270
229,252		Wal-Mart Stores, Inc.	11,104,967

			52,988,510

Savings & Loans: 0.7%
419,402		Hudson City Bancorp., Inc.	5,573,853

			5,573,853

Semiconductors: 1.8%
18,600	@	Broadcom Corp.	461,094
262,952		Intel Corp.	4,351,856
368,400		Texas Instruments, Inc.	7,846,920
87,924		Xilinx, Inc.	1,798,925

			14,458,795

Software: 4.7%
190,462		CA, Inc.	3,319,753
184,200	@, L	Compuware Corp.	1,263,612
126,004		Fidelity National Information Services, Inc.	2,515,040
41,100	@	Fiserv, Inc.	1,878,270
29,800	@	Intuit, Inc.	839,168
765,316		Microsoft Corp.	18,191,556
502,526	@	Oracle Corp.	10,764,107

			38,771,506

Telecommunications: 6.2%
581,356		AT&T, Inc.	14,440,883
822,570	@	Cisco Systems, Inc.	15,332,705
53,740		Corning, Inc.	863,064
15,350		Embarq Corp.	645,621
28,735		Harris Corp.	814,925
182,816		Qualcomm, Inc.	8,263,283
92,500	L	Qwest Communications International, Inc.	383,875
353,871	@	Sprint Nextel Corp.	1,702,120
287,316		Verizon Communications, Inc.	8,829,221

			51,275,697

Textiles: 0.0%
19,000		Cintas Corp.	433,960

			433,960

Transportation: 1.4%
7,700		CH Robinson Worldwide, Inc.	401,555
102,100		CSX Corp.	3,535,723

See Accompanying Notes to Financial Statements

23

ING INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Transportation: (continued)
54,305		Union Pacific Corp.	$2,827,118
92,400		United Parcel Service, Inc. - Class B	4,619,076

			11,383,472

		Total Common Stock (Cost $823,286,164)	805,492,672

REAL ESTATE INVESTMENT TRUSTS: 1.1%
Apartments: 0.3%
82,439		Equity Residential	1,832,619

			1,832,619

Regional Malls: 0.6%
96,334		Simon Property Group, Inc.	4,954,458

			4,954,458

Storage: 0.2%
27,100		Public Storage, Inc.	1,774,508

			1,774,508

		Total Real Estate Investment Trusts (Cost $7,980,183)	8,561,585

		Total Long-Term Investments (Cost $831,266,347)	814,054,257

SHORT-TERM INVESTMENTS: 1.9%
Affiliated Mutual Fund: 0.7%
5,860,000	S	ING Institutional Prime Money Market Fund - Class I	5,860,000

		Total Mutual Fund (Cost $5,860,000)	5,860,000

Principal Amount			Value
Securities Lending Collateralcc: 1.2%
$10,363,915	Bank of New York Mellon Corp. Institutional Cash Reserves		$10,042,154

	Total Securities Lending Collateral (Cost $10,363,915)		10,042,154

	Total Short-Term Investments (Cost $16,223,915)		15,902,154

	Total Investments in Securities (Cost $847,490,262)*	101.1%	$829,956,411
	Other Assets and Liabilities - Net	(1.1)	(9,221,790)

	Net Assets	100.0%	$820,734,621

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
*	Cost for federal income tax purposes is $904,934,333.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$57,796,741
Gross Unrealized Depreciation	(132,774,663)

Net Unrealized Depreciation	$(74,977,922)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$805,492,672	$—	$—
Real Estate Investment Trusts	8,561,585	—	—
Short-Term Investments	5,860,000	10,042,154	—

Total	$819,914,257	$10,042,154	$—

Other Financial Instruments***	(122,845)	—	—

Total	$(122,845)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Index Plus LargeCap Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
S&P 500	35	09/17/09	$(122,845)

			$(122,845)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

24

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 89.8%
Advertising: 0.2%
142,742		Harte-Hanks, Inc.	$1,320,364

			1,320,364

Aerospace/Defense: 0.6%
36,431	@	Alliant Techsystems, Inc.	3,000,457
18,380	@	BE Aerospace, Inc.	263,937

			3,264,394

Apparel: 0.4%
101,515	@	Timberland Co.	1,347,104
9,585	@, L	Under Armour, Inc.	214,512
30,560	@	Warnaco Group, Inc.	990,144

			2,551,760

Auto Manufacturers: 0.1%
40,100		Oshkosh Truck Corp.	583,054

			583,054

Auto Parts & Equipment: 0.4%
62,870		BorgWarner, Inc.	2,147,011

			2,147,011

Banks: 3.3%
216,000		Associated Banc-Corp.	2,700,000
134,665		Bancorpsouth, Inc.	2,764,672
39,525		Bank of Hawaii Corp.	1,416,181
51,442		Commerce Bancshares, Inc.	1,637,399
31,500		Cullen/Frost Bankers, Inc.	1,452,780
152,182		FirstMerit Corp.	2,584,050
75,000		Fulton Financial Corp.	390,750
157,000	L	International Bancshares Corp.	1,618,670
103,700		Trustmark Corp.	2,003,484

Shares			Value

Banks: (continued)
39,600	L	Westamerica Bancorp.	$1,964,556
19,320	L	Wilmington Trust Corp.	263,911

			18,796,453

Beverages: 0.4%
49,460	@	Hansen Natural Corp.	1,524,357
38,803		PepsiAmericas, Inc.	1,040,308

			2,564,665

Biotechnology: 0.9%
15,150	@	Charles River Laboratories International, Inc.	511,313
22,445	@	OSI Pharmaceuticals, Inc.	633,622
118,650	@	Vertex Pharmaceuticals, Inc.	4,228,686

			5,373,621

Building Materials: 0.4%
8,153		Lennox International, Inc.	261,793
203,432		Louisiana-Pacific Corp.	695,737
13,600		Martin Marietta Materials, Inc.	1,072,768

			2,030,298

Chemicals: 3.4%
85,493		Airgas, Inc.	3,465,031
12,058		Albemarle Corp.	308,323
57,800		Ashland, Inc.	1,621,290
154,588		Cabot Corp.	1,944,717
54,917		FMC Corp.	2,597,574
54,415		Lubrizol Corp.	2,574,374
50,189		Minerals Technologies, Inc.	1,807,808
24,500		Olin Corp.	291,305
112,017		Terra Industries, Inc.	2,713,052
88,276		Valspar Corp.	1,988,858

			19,312,332

Coal: 0.4%
109,675		Arch Coal, Inc.	1,685,705
50,900	@, L	Patriot Coal Corp.	324,742

			2,010,447

Commercial Services: 8.0%
26,000	L	Aaron Rents, Inc.	775,320
83,273	@, L	Alliance Data Systems Corp.	3,430,015
34,050	@	Brink’s Home Security Holdings, Inc.	963,956
92,190	@	Career Education Corp.	2,294,609
166,900	@	Corinthian Colleges, Inc.	2,825,617
36,478	@	Corrections Corp. of America	619,761
23,168		Deluxe Corp.	296,782
58,853	@	FTI Consulting, Inc.	2,985,024
121,050	@, S	Gartner, Inc.	1,847,223
110,780		Global Payments, Inc.	4,149,819
107,400	@	Hewitt Associates, Inc.	3,198,372
21,358	@	ITT Educational Services, Inc.	2,149,896
62,300		Kelly Services, Inc.	682,185
66,500		Lender Processing Services, Inc.	1,846,705
80,606		Manpower, Inc.	3,412,858
185,552	@	MPS Group, Inc.	1,417,617
52,269	@	Navigant Consulting, Inc.	675,315
128,801		Pharmaceutical Product Development, Inc.	2,990,759
121,600	@	Rent-A-Center, Inc.	2,168,128
226,400	@	SAIC, Inc.	4,199,720
201,000		Service Corp. International	1,101,480

See Accompanying Notes to Financial Statements

25

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Commercial Services: (continued)
5,600	L	Strayer Education, Inc.	$1,221,416
12,900		Watson Wyatt Worldwide, Inc.	484,137

			45,736,714

Computers: 3.0%
97,050		Diebold, Inc.	2,558,238
79,380	@, S	DST Systems, Inc.	2,933,091
112,050		Imation Corp.	852,701
43,100		Jack Henry & Associates, Inc.	894,325
126,268	@	Micros Systems, Inc.	3,197,106
283,025	@	NCR Corp.	3,348,186
70,350	@, L	Palm, Inc.	1,165,700
107,154	@	Synopsys, Inc.	2,090,575

			17,039,922

Cosmetics/Personal Care: 0.0%
9,142		Alberto-Culver Co.	232,481

			232,481

Distribution/Wholesale: 1.7%
34,700	@	Fossil, Inc.	835,576
244,044	@	Ingram Micro, Inc.	4,270,770
112,700	@	LKQ Corp.	1,853,915
89,278	@	Tech Data Corp.	2,920,283

			9,880,544

Diversified Financial Services: 1.4%
9,850	@	Affiliated Managers Group, Inc.	573,172
129,300	@, L	AmeriCredit Corp.	1,752,015
24,544		Eaton Vance Corp.	656,552
175,984		Jefferies Group, Inc.	3,753,739
37,621		Waddell & Reed Financial, Inc.	992,066

			7,727,544

Electric: 2.4%
27,800		Alliant Energy Corp.	726,414
91,600		DPL, Inc.	2,122,372
155,700		Hawaiian Electric Industries	2,967,642
65,943		MDU Resources Group, Inc.	1,250,939
121,900		NSTAR	3,914,209
20,637		NV Energy, Inc.	222,673
74,519		OGE Energy Corp.	2,110,378
45,100		PNM Resources, Inc.	483,021

			13,797,648

Electrical Components & Equipment: 1.3%
57,942		Ametek, Inc.	2,003,634
51,700	@	Energizer Holdings, Inc.	2,700,808
79,670		Hubbell, Inc.	2,554,220

			7,258,662

Electronics: 3.4%
138,750	@	Arrow Electronics, Inc.	2,947,050
173,937	@	Avnet, Inc.	3,657,895
31,065		Gentex Corp.	360,354
10,814	@	Itron, Inc.	595,527
40,425	@, @@	Mettler Toledo International, Inc.	3,118,789
68,207	@	Thomas & Betts Corp.	1,968,454
35,150	@	Trimble Navigation Ltd.	689,995
61,359	@	Varian, Inc.	2,419,385

Shares			Value

Electronics: (continued)
263,000	@	Vishay Intertechnology, Inc.	$1,785,770
84,300		Woodward Governor Co.	1,669,140

			19,212,359

Engineering & Construction: 2.5%
72,600	@	Aecom Technology Corp.	2,323,200
116,081	@	Dycom Industries, Inc.	1,285,017
49,530		Granite Construction, Inc.	1,648,358
148,060		KBR, Inc.	2,730,226
92,022	@	Shaw Group, Inc.	2,522,323
74,970	@	URS Corp.	3,712,514

			14,221,638

Entertainment: 0.1%
20,352	@	DreamWorks Animation SKG, Inc.	561,512

			561,512

Environmental Control: 0.6%
8,204	@	Clean Harbors, Inc.	442,934
104,518	@	Waste Connections, Inc.	2,708,061

			3,150,995

Food: 1.2%
15,141		Corn Products International, Inc.	405,627
30,666		Lancaster Colony Corp.	1,351,451
47,993	@	Ralcorp Holdings, Inc.	2,923,734
61,615		Ruddick Corp.	1,443,639
51,850	@, L	Smithfield Foods, Inc.	724,345

			6,848,796

Gas: 2.1%
116,100		AGL Resources, Inc.	3,691,980
38,856		Energen Corp.	1,550,354
26,000		National Fuel Gas Co.	938,080
158,666		UGI Corp.	4,044,396
37,500		Vectren Corp.	878,625
34,200		WGL Holdings, Inc.	1,095,084

			12,198,519

Hand/Machine Tools: 0.2%
12,142		Kennametal, Inc.	232,884
25,170		Lincoln Electric Holdings, Inc.	907,127

			1,140,011

Healthcare - Products: 3.7%
129,983	@	Affymetrix, Inc.	770,799
15,737		Beckman Coulter, Inc.	899,212
14,331	@	Edwards Lifesciences Corp.	974,938
49,091	@	Gen-Probe, Inc.	2,109,931
76,427	@	Henry Schein, Inc.	3,664,675
92,519		Hill-Rom Holdings, Inc.	1,500,658
213,006	@	Hologic, Inc.	3,031,075
5,828	@, L	Idexx Laboratories, Inc.	269,254
59,810	@	Kinetic Concepts, Inc.	1,629,823
51,247	@	Resmed, Inc.	2,087,290
115,900		Steris Corp.	3,022,672
4,200		Techne Corp.	268,002
32,200	@	Thoratec Corp.	862,316

			21,090,645

Healthcare - Services: 3.2%
143,662	@	Community Health Systems, Inc.	3,627,466
9,950	@	Covance, Inc.	489,540

See Accompanying Notes to Financial Statements

26

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Healthcare - Services: (continued)
357,133	@	Health Management Associates, Inc.	$1,764,237
136,250	@	Health Net, Inc.	2,118,688
61,500	@	Kindred Healthcare, Inc.	760,755
101,100	@	LifePoint Hospitals, Inc.	2,653,875
112,085	@	Lincare Holdings, Inc.	2,636,239
65,100		Universal Health Services, Inc.	3,180,135
50,220	@, L	WellCare Health Plans, Inc.	928,568

			18,159,503

Home Builders: 1.7%
58,990		MDC Holdings, Inc.	1,776,189
6,230	@	NVR, Inc.	3,129,890
46,250		Ryland Group, Inc.	775,150
69,541		Thor Industries, Inc.	1,277,468
155,440	@	Toll Brothers, Inc.	2,637,817

			9,596,514

Household Products/Wares: 0.8%
59,951		Church & Dwight Co., Inc.	3,255,939
52,487		Tupperware Corp.	1,365,712

			4,621,651

Insurance: 4.7%
147,836		American Financial Group, Inc.	3,190,301
59,207		Arthur J. Gallagher & Co.	1,263,477
11,979		Brown & Brown, Inc.	238,741
73,494	@@	Everest Re Group Ltd.	5,259,966
170,934		Fidelity National Title Group, Inc.	2,312,737
107,250		First American Corp.	2,778,848
32,855		Hanover Insurance Group, Inc.	1,252,104
76,207		HCC Insurance Holdings, Inc.	1,829,730
155,290		Horace Mann Educators Corp.	1,548,241
71,506		Old Republic International Corp.	704,334
15,987		Protective Life Corp.	182,891
55,915		Reinsurance Group of America, Inc.	1,951,993
59,000		Stancorp Financial Group, Inc.	1,692,120
142,191		Unitrin, Inc.	1,709,136
42,753		WR Berkley Corp.	917,907

			26,832,526

Internet: 2.1%
21,992	@	Avocent Corp.	307,008
27,505	@	Digital River, Inc.	998,982
29,100	@	Equinix, Inc.	2,116,734
57,150	@	F5 Networks, Inc.	1,976,819
22,900	@, L	NetFlix, Inc.	946,686
38,650	@, L	Priceline.com, Inc.	4,311,408
135,070	@	Valueclick, Inc.	1,420,936

			12,078,573

Investment Companies: 0.0%
23,519		Apollo Investment Corp.	141,114

			141,114

Iron/Steel: 1.5%
142,882		Cliffs Natural Resources, Inc.	3,496,323
92,300		Reliance Steel & Aluminum Co.	3,543,397
109,012		Steel Dynamics, Inc.	1,605,747

			8,645,467

Shares			Value

Machinery - Construction & Mining: 1.0%
36,800		Bucyrus International, Inc.	$1,051,008
109,643		Joy Global, Inc.	3,916,448
58,224	@	Terex Corp.	702,764

			5,670,220

Machinery - Diversified: 2.0%
42,684	@	AGCO Corp.	1,240,824
15,350		Graco, Inc.	338,007
103,589		IDEX Corp.	2,545,182
22,427		Nordson Corp.	867,028
94,785		Roper Industries, Inc.	4,294,708
64,995		Wabtec Corp.	2,090,889

			11,376,638

Media: 0.1%
12,100	L	Factset Research Systems, Inc.	603,427

			603,427

Metal Fabricate/Hardware: 0.6%
65,200		Timken Co.	1,113,616
13,400		Valmont Industries, Inc.	965,872
109,012		Worthington Industries	1,394,263

			3,473,751

Miscellaneous Manufacturing: 2.5%
8,097		Aptargroup, Inc.	273,436
67,428		Brink’s Co.	1,957,435
79,200		Carlisle Cos., Inc.	1,903,968
48,471		Crane Co.	1,081,388
74,289		Donaldson Co., Inc.	2,573,371
123,986		Federal Signal Corp.	948,493
89,638		Harsco Corp.	2,536,755
34,362		Pentair, Inc.	880,354
23,178		SPX Corp.	1,135,027
24,600		Teleflex, Inc.	1,102,818

			14,393,045

Office Furnishings: 0.4%
103,838		Herman Miller, Inc.	1,592,875
25,837	L	HNI, Corp.	466,616

			2,059,491

Oil & Gas: 4.1%
52,800	@	Bill Barrett Corp.	1,449,888
39,700		Cimarex Energy Co.	1,125,098
42,644	@	Comstock Resources, Inc.	1,409,384
93,600	@	Encore Acquisition Co.	2,887,560
53,950	@	Forest Oil Corp.	804,934
203,950		Frontier Oil Corp.	2,673,785
99,512		Helmerich & Payne, Inc.	3,071,935
99,240	@	Newfield Exploration Co.	3,242,171
198,700		Patterson-UTI Energy, Inc.	2,555,282
62,273	@	Plains Exploration & Production Co.	1,703,789
63,500	@	Pride International, Inc.	1,591,310
127,790	@, L	Quicksilver Resources, Inc.	1,187,169

			23,702,305

Oil & Gas Services: 0.7%
85,200	@	Exterran Holdings, Inc.	1,366,608
48,301	@	Helix Energy Solutions Group, Inc.	525,032
32,571	@	Oceaneering International, Inc.	1,472,209
41,670	@	Superior Energy Services	719,641

			4,083,490

See Accompanying Notes to Financial Statements

27

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Packaging & Containers: 0.8%
69,600		Packaging Corp. of America	$1,127,520
118,948		Sonoco Products Co.	2,848,805
36,496		Temple-Inland, Inc.	478,828

			4,455,153

Pharmaceuticals: 2.2%
173,340	@	Endo Pharmaceuticals Holdings, Inc.	3,106,253
16,209		Medicis Pharmaceutical Corp.	264,531
116,300		Omnicare, Inc.	2,995,888
35,350		Perrigo Co.	982,023
131,310	@	Sepracor, Inc.	2,274,289
123,200	@, L	Valeant Pharmaceuticals International	3,168,704

			12,791,688

Pipelines: 0.3%
60,341		Oneok, Inc.	1,779,456

			1,779,456

Retail: 8.7%
35,500	@	99 Cents Only Stores	482,090
96,300		Advance Auto Parts, Inc.	3,995,487
82,125	@	Aeropostale, Inc.	2,814,424
35,800		American Eagle Outfitters	507,286
85,000		Barnes & Noble, Inc.	1,753,550
53,040	@	BJ’s Wholesale Club, Inc.	1,709,479
23,373		Bob Evans Farms, Inc.	671,740
121,099		Brinker International, Inc.	2,062,316
90,559	@, L	Carmax, Inc.	1,331,217
117,184	@	Cheesecake Factory	2,027,283
170,100	@, S	Chico’s FAS, Inc.	1,655,073
24,660	@, L	Chipotle Mexican Grill, Inc.	1,972,800
128,300	@	Coldwater Creek, Inc.	777,498
46,640	@	Collective Brands, Inc.	679,545
21,314	@	Copart, Inc.	738,956
67,400	@	Dick’s Sporting Goods, Inc.	1,159,280
93,592	@	Dollar Tree, Inc.	3,940,223
154,500		Foot Locker, Inc.	1,617,615
40,160		Guess ?, Inc.	1,035,325
64,042		MSC Industrial Direct Co.	2,272,210
35,900	@, L	Panera Bread Co.	1,789,974
161,833		Petsmart, Inc.	3,472,936
60,432		Phillips-Van Heusen	1,733,794
102,376		Regis Corp.	1,782,366
148,158		Ross Stores, Inc.	5,718,899
21,230	@	Urban Outfitters, Inc.	443,070
111,100		Williams-Sonoma, Inc.	1,318,757

			49,463,193

Savings & Loans: 1.5%
155,513		First Niagara Financial Group, Inc.	1,775,958
403,000		New York Community Bancorp., Inc.	4,308,067
220,900		NewAlliance Bancshares, Inc.	2,540,350

			8,624,375

Semiconductors: 1.2%
36,300	@, L	Cree, Inc.	1,066,857
191,600	@	Integrated Device Technology, Inc.	1,157,264
68,292		Intersil Corp.	858,430
45,593	@	Lam Research Corp.	1,185,418

Shares			Value

Semiconductors: (continued)
100,258	@	Semtech Corp.	$1,595,105
27,400	@	Silicon Laboratories, Inc.	1,039,556

			6,902,630

Software: 3.0%
122,661		Acxiom Corp.	1,083,097
10,715	@, L	Advent Software, Inc.	351,345
56,100	@	Ansys, Inc.	1,748,076
180,700		Broadridge Financial Solutions ADR	2,996,006
28,350	@, L	Cerner Corp.	1,765,922
113,100		Fair Isaac Corp.	1,748,526
76,600	@	Metavante Technologies, inc.	1,980,876
120,100	@	Parametric Technology Corp.	1,403,969
117,125	@	Sybase, Inc.	3,670,698
52,900	@	Wind River Systems, Inc.	606,234

			17,354,749

Telecommunications: 2.7%
488,616	@	3Com Corp.	2,301,381
82,482	@	ADC Telecommunications, Inc.	656,557
12,942		Adtran, Inc.	277,865
182,500	@	Cincinnati Bell, Inc.	518,300
127,211	@	CommScope, Inc.	3,340,561
105,530	@	NeuStar, Inc.	2,338,545
120,194		Plantronics, Inc.	2,272,869
49,100	@	Polycom, Inc.	995,257
62,640	@	Syniverse Holdings, Inc.	1,004,119
68,100	S	Telephone & Data Systems, Inc.	1,927,230

			15,632,684

Textiles: 0.1%
10,008	@	Mohawk Industries, Inc.	357,085

			357,085

Toys/Games/Hobbies: 0.4%
59,900	@	Marvel Entertainment, Inc.	2,131,841

			2,131,841

Transportation: 1.1%
9,588		Con-way, Inc.	338,552
28,832		JB Hunt Transport Services, Inc.	880,241
16,434	@	Kansas City Southern	264,752
45,953		Landstar System, Inc.	1,650,172
75,904		Tidewater, Inc.	3,254,004

			6,387,721

Trucking & Leasing: 0.0%
7,838	S	GATX Corp.	201,593

			201,593

Water: 0.3%
87,000		Aqua America, Inc.	1,557,300

			1,557,300

		Total Common Stock (Cost $552,480,284)	513,129,572

REAL ESTATE INVESTMENT TRUSTS: 6.0%
Apartments: 1.1%
46,700		BRE Properties, Inc.	1,109,592
79,087		Camden Property Trust	2,182,801
272,100		UDR, Inc.	2,810,793

			6,103,186

See Accompanying Notes to Financial Statements

28

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Diversified: 0.9%
144,172	L	Cousins Properties, Inc.	$1,225,462
101,931		Duke Realty Corp.	893,935
147,600		Liberty Property Trust	3,400,704

			5,520,101

Forest Products & Paper: 0.7%
104,900		Rayonier, Inc.	3,813,115

			3,813,115

Health Care: 0.6%
140,600		Nationwide Health Properties, Inc.	3,619,044

			3,619,044

Hotels: 0.4%
194,180	@	Hospitality Properties Trust	2,308,800

			2,308,800

Office Property: 1.6%
8,251		Alexandria Real Estate Equities, Inc.	295,303
57,500		Corporate Office Properties Trust SBI MD	1,686,475
74,102		Highwoods Properties, Inc.	1,657,662
132,150		Mack-Cali Realty Corp.	3,013,020
101,700		SL Green Realty Corp.	2,332,998

			8,985,458

Regional Malls: 0.1%
51,244	L	Macerich Co.	902,407

			902,407

Shopping Centers: 0.4%
13,000		Federal Realty Investment Trust	669,760
11,800		Regency Centers Corp.	411,938
98,600		Weingarten Realty Investors	1,430,686

			2,512,384

Single Tenant: 0.1%
17,900		Realty Income Corp.	392,368

			392,368

Warehouse/Industrial: 0.1%
20,170		AMB Property Corp.	379,398

			379,398

		Total Real Estate Investment Trusts (Cost $39,628,313)	34,536,261

		Total Long-Term Investments (Cost $592,108,597)	547,665,833

SHORT-TERM INVESTMENTS: 8.5%
Affiliated Mutual Fund: 3.3%
18,796,000	S	ING Institutional Prime Money Market Fund - Class I	18,796,000

		Total Mutual Fund (Cost $18,796,000)	18,796,000

Principal Amount			Value
Securities Lending Collateralcc: 5.2%
$30,175,543	Bank of New York Mellon Corp. Institutional Cash Reserves		$29,605,305

	Total Securities Lending Collateral (Cost $30,175,543)		29,605,305

	Total Short-Term Investments (Cost $48,971,543)		48,401,305

	Total Investments in Securities (Cost $641,080,140)*	104.3%	$596,067,138
	Other Assets and Liabilities - Net	(4.3)	(24,560,114)

	Net Assets	100.0%	$571,507,024

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
*	Cost for federal income tax purposes is $659,420,829.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$37,919,919
Gross Unrealized Depreciation	(101,273,610)

Net Unrealized Depreciation	$(63,353,691)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$513,129,572	$—	$—
Real Estate Investment Trusts	34,536,261	—	—
Short-Term Investments	18,796,000	29,605,305	—

Total	$566,461,833	$29,605,305	$—

Other Financial Instruments***	(437,860)	—	—

Total	$(437,860)	$—	$—

See Accompanying Notes to Financial Statements

29

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Index Plus MidCap Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
S&P MidCap 400 Index	87	09/17/09	$(437,860)

			$(437,860)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

30

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 90.0%
Advertising: 0.1%
29,514	@	inVentiv Health, Inc.	$399,324

			399,324

Aerospace/Defense: 1.7%
15,984	@	AAR Corp.	256,543
8,504	@	Aerovironment, Inc.	262,433
33,463		Cubic Corp.	1,197,641
16,600		Curtiss-Wright Corp.	493,518
11,150	@	Esterline Technologies Corp.	301,831
12,628	@	Moog, Inc.	325,929
8,587		National Presto Industries, Inc.	653,471
33,663	@	Orbital Sciences Corp.	510,668
14,090	@	Teledyne Technologies, Inc.	461,448
8,118		Triumph Group, Inc.	324,720

			4,788,202

Agriculture: 0.3%
85,700	@	Alliance One International, Inc.	325,660
17,711		Andersons, Inc.	530,267

			855,927

Airlines: 0.4%
101,289		Skywest, Inc.	1,033,148

			1,033,148

Apparel: 1.8%
78,116	@	Carter’s, Inc.	1,922,435
51,408	@	CROCS, Inc.	174,787
10,340	@	Deckers Outdoor Corp.	726,592
59,815	@, S	Iconix Brand Group, Inc.	919,955
2,496	@	Maidenform Brands, Inc.	28,629
15,438		Oxford Industries, Inc.	179,853

Shares			Value

Apparel: (continued)
932	@	Skechers USA, Inc.	$9,106
22,877	@, L	True Religion Apparel, Inc.	510,157
12,367	@, L	Volcom, Inc.	154,588
16,843		Wolverine World Wide, Inc.	371,557

			4,997,659

Auto Manufacturers: 0.0%
29,628	L	Wabash National Corp.	20,740

			20,740

Auto Parts & Equipment: 0.4%
37,415		Spartan Motors, Inc.	423,912
59,432		Superior Industries International	837,991

			1,261,903

Banks: 7.1%
49,858		Bank Mutual Corp.	434,762
31,800		Bank of the Ozarks, Inc.	687,834
107,050	L	Cascade Bancorp.	150,941
37,755		Central Pacific Financial Corp.	141,581
557		Columbia Banking System, Inc.	5,698
32,181		Community Bank System, Inc.	468,555
37,713	@@, L	First Bancorp. Puerto Rico	148,966
39,382		First Financial Bancorp.	296,153
33,750	L	First Financial Bankshares, Inc.	1,699,650
150,085		First Midwest Bancorp., Inc.	1,097,121
7,621	L	Frontier Financial Corp.	9,221
57,356		Glacier Bancorp., Inc.	847,148
33,019		Hancock Holding Co.	1,072,787
2,365		Home Bancshares, Inc.	45,030
49,570		Independent Bank Corp.	976,529
169,200		National Penn Bancshares, Inc.	780,012
14,800		NBT Bancorp., Inc.	321,308
85,743	L	Old National Bancorp.	841,996
54,540		Prosperity Bancshares, Inc.	1,626,928
84,000		S&T Bancorp, Inc.	1,021,440
7,656	@	Signature Bank	207,631
20,673		Simmons First National Corp.	552,383
58,301		Sterling Bancorp.	486,813
165,800		Sterling Bancshares, Inc.	1,049,514
222,274		Susquehanna Bancshares, Inc.	1,086,920
18,278		Tompkins Financial Corp.	876,430
92,370		Trustco Bank Corp.	545,907
1,264		UCBH Holdings, Inc.	1,593
45,891		UMB Financial Corp.	1,744,317
10,080		Umpqua Holdings Corp.	78,221
18,000	L	United Bankshares, Inc.	351,720
39,700		Wilshire Bancorp., Inc.	228,275
8,893		Wintrust Financial Corp.	142,999

			20,026,383

Beverages: 0.5%
22,950	@, L	Green Mountain Coffee Roasters, Inc.	1,356,804
8,100	@	Peet’s Coffee & Tea, Inc.	204,120

			1,560,924

Biotechnology: 1.3%
32,700	@	Arqule, Inc.	200,778
83,950	@	Cubist Pharmaceuticals, Inc.	1,538,804
17,620	@	Enzo Biochem, Inc.	78,057

See Accompanying Notes to Financial Statements

31

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Biotechnology: (continued)
50,450	@	Martek Biosciences Corp.	$1,067,018
48,170	@	Regeneron Pharmaceuticals, Inc.	863,206

			3,747,863

Building Materials: 1.3%
60,410		Apogee Enterprises, Inc.	743,043
37,900		Eagle Materials, Inc.	956,596
69,539		Gibraltar Industries, Inc.	477,733
50,190	@, L	NCI Building Systems, Inc.	132,502
1,306		Simpson Manufacturing Co., Inc.	28,236
12,780	L	Texas Industries, Inc.	400,781
25,400		Universal Forest Products, Inc.	840,486

			3,579,377

Chemicals: 2.5%
9,905		American Vanguard Corp.	111,927
23,808		Arch Chemicals, Inc.	585,439
44,933		Balchem Corp.	1,101,757
35,462		HB Fuller Co.	665,622
14,330		NewMarket Corp.	964,839
40,830	@	OM Group, Inc.	1,184,887
142,224	@	PolyOne Corp.	385,427
31,700		Quaker Chemical Corp.	421,293
73,670		Schulman A, Inc.	1,113,154
5,050		Stepan Co.	223,008
15,692		Zep, Inc.	189,089

			6,946,442

Commercial Services: 5.3%
11,523		ABM Industries, Inc.	208,221
40,610		Administaff, Inc.	944,995
13,800	@	American Public Education, Inc.	546,618
28,130	@	AMN Healthcare Services, Inc.	179,469
16,319		Arbitron, Inc.	259,309
19,172	@, L	Bankrate, Inc.	483,901
16,400	@, L	Capella Education Co.	983,180
22,615		CDI Corp.	252,157
29,834		Chemed Corp.	1,177,846
8,868	@	Coinstar, Inc.	236,776
13,793	@	Consolidated Graphics, Inc.	240,274
8,700	@	Corvel Corp.	198,099
42,200	@	Forrester Research, Inc.	1,036,010
44,300	@	Geo Group, Inc.	823,094
12,500		Healthcare Services Group	223,500
78,900		Heartland Payment Systems, Inc.	755,073
17,487		Hillenbrand, Inc.	290,984
10,299	@	HMS Holdings Corp.	419,375
58,551	@	Kendle International, Inc.	716,664
52,333	@	Live Nation, Inc.	254,338
121,350	@	On Assignment, Inc.	474,479
18,098	@	Parexel International Corp.	260,249
15,166	@, L	Pre-Paid Legal Services, Inc.	661,086
22,895	@	Spherion Corp.	94,327
30,100	@	TeleTech Holdings, Inc.	456,015
36,000	@	Ticketmaster	231,120
48,030	@	TrueBlue, Inc.	403,452
19,114	@	Universal Technical Institute, Inc.	285,372
42,225		Viad Corp.	727,115
46,128	@	Wright Express Corp.	1,174,880

			14,997,978

Computers: 2.6%
44,121	@	CACI International, Inc.	1,884,408
187,594	@	Ciber, Inc.	581,541

Shares			Value

Computers: (continued)
21,592	@, L	Hutchinson Technology, Inc.	$42,104
78,037	@	Insight Enterprises, Inc.	753,837
56,200	@	Manhattan Associates, Inc.	1,023,964
25,460	@	Mercury Computer Systems, Inc.	235,505
11,720		MTS Systems Corp.	242,018
75,770	@	Radisys Corp.	682,688
49,164	@	SYKES Enterprises, Inc.	889,377
29,745	@, L	Synaptics, Inc.	1,149,644

			7,485,086

Cosmetics/Personal Care: 0.2%
8,260	@, L	Chattem, Inc.	562,506

			562,506

Distribution/Wholesale: 1.3%
97,550	@	Brightpoint, Inc.	611,639
41,190	@	Scansource, Inc.	1,009,979
54,738	@	School Specialty, Inc.	1,106,255
20,330		Watsco, Inc.	994,747

			3,722,620

Diversified Financial Services: 2.0%
3,485		Financial Federal Corp.	71,617
9,250	L	Greenhill & Co., Inc.	667,943
37,229	@	Investment Technology Group, Inc.	759,099
3,670	@	LaBranche & Co., Inc.	15,781
84,480		National Financial Partners Corp.	618,394
62,643		OptionsXpress Holdings, Inc.	972,846
11,180	@, L	Portfolio Recovery Associates, Inc.	433,001
17,250	@	Stifel Financial Corp.	829,553
27,055		SWS Group, Inc.	377,958
7,206	@	TradeStation Group, Inc.	60,963
42,888	@, L	World Acceptance, Corp.	853,900

			5,661,055

Electric: 1.0%
12,200		Avista Corp.	217,282
15,800		Central Vermont Public Service Corp.	285,980
32,881		CH Energy Group, Inc.	1,535,543
33,086		Unisource Energy Corp.	878,102

			2,916,907

Electrical Components & Equipment: 0.2%
32,157		Belden CDT, Inc.	537,022

			537,022

Electronics: 4.3%
7,900	L	American Science & Engineering, Inc.	546,048
2,200	@	Axsys Technologies, Inc.	118,008
6,994		Badger Meter, Inc.	286,754
12,245		Bel Fuse, Inc.	196,410
125,130	@	Benchmark Electronics, Inc.	1,801,872
72,880		Brady Corp.	1,830,746
82,382	@	Checkpoint Systems, Inc.	1,292,574
108,321		CTS Corp.	709,503
1,033	@	Cymer, Inc.	30,711
19,900	L	Daktronics, Inc.	153,230
20,517	@	Dionex Corp.	1,252,153
12,915	@	FEI Co.	295,754
6,086	@	LoJack Corp.	25,500

See Accompanying Notes to Financial Statements

32

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Electronics: (continued)
75,193		Methode Electronics, Inc.	$527,855
65,900	@	Newport Corp.	381,561
10,840		Park Electrochemical Corp.	233,385
31,220	@	Plexus Corp.	638,761
3,608	@	Rogers Corp.	72,990
75,612	@	TTM Technologies, Inc.	601,872
48,600		Watts Water Technologies, Inc.	1,046,844

			12,042,531

Energy - Alternate Sources: 0.0%
22,791	@	Headwaters, Inc.	76,578

			76,578

Engineering & Construction: 0.9%
97,492	@	EMCOR Group, Inc.	1,961,539
18,889	@	Insituform Technologies, Inc.	320,546
11,900	@	Stanley, Inc.	391,272

			2,673,357

Entertainment: 0.3%
48,761	@	Pinnacle Entertainment, Inc.	452,990
64,900	@	Shuffle Master, Inc.	428,989

			881,979

Environmental Control: 0.6%
43,931	@	Calgon Carbon Corp.	610,202
41,832	@	Darling International, Inc.	276,091
26,994	@	Tetra Tech, Inc.	773,378

			1,659,671

Food: 1.9%
10,396	L	Cal-Maine Foods, Inc.	259,484
28,978		Diamond Foods, Inc.	808,486
940	@	Hain Celestial Group, Inc.	14,673
31,800		J&J Snack Foods Corp.	1,141,620
6,031		Lance, Inc.	139,497
15,890		Nash Finch Co.	429,983
16,300		Sanderson Farms, Inc.	733,500
12,943		Spartan Stores, Inc.	160,623
34,023	@	TreeHouse Foods, Inc.	978,842
24,378	@	United Natural Foods, Inc.	639,923

			5,306,631

Forest Products & Paper: 0.4%
35,823	@	Buckeye Technologies, Inc.	160,845
8,800	@	Clearwater Paper Corp.	222,552
31,200		Schweitzer-Mauduit International, Inc.	848,952

			1,232,349

Gas: 2.5%
106,389	S	Atmos Energy Corp.	2,663,966
1,137		Laclede Group, Inc.	37,669
55,156		New Jersey Resources Corp.	2,042,978
5,200		Northwest Natural Gas Co.	230,464
35,087		Piedmont Natural Gas Co.	845,948
18,090		South Jersey Industries, Inc.	631,160
27,200		Southwest Gas Corp.	604,112

			7,056,297

Hand/Machine Tools: 0.2%
9,328		Baldor Electric Co.	221,913
11,482		Regal-Beloit Corp.	456,065

			677,978

Shares			Value

Healthcare - Products: 3.1%
4,457	@	Abaxism, Inc.	$91,547
55,000	@	Align Technology, Inc.	583,000
102,467	@	American Medical Systems Holdings, Inc.	1,618,979
20,136		Cooper Cos., Inc.	497,963
49,640	@	Cyberonics	825,513
16,350	@	Haemonetics Corp.	931,950
8,035	@	ICU Medical, Inc.	330,640
49,400		Invacare Corp.	871,910
43,970	@	Kensey Nash Corp.	1,152,454
7,910		Meridian Bioscience, Inc.	178,608
17,654	@	Merit Medical Systems, Inc.	287,760
59,900	@	PSS World Medical, Inc.	1,108,748
6,760		West Pharmaceutical Services, Inc.	235,586

			8,714,658

Healthcare - Services: 4.6%
4,964	@	Air Methods Corp.	135,815
22,011	@, L	Amedisys, Inc.	726,803
60,698	@	AMERIGROUP Corp.	1,629,741
48,015	@	Amsurg Corp.	1,029,442
47,376	@	Centene Corp.	946,572
7,900	@	Genoptix, Inc.	252,721
33,813	@	Gentiva Health Services, Inc.	556,562
62,570	@	Healthspring, Inc.	679,510
47,260	@	Healthways, Inc.	635,647
7,000	@	IPC The Hospitalist Co., Inc.	186,830
20,200	@	LHC Group, Inc.	448,642
49,250	@	Magellan Health Services, Inc.	1,616,385
58,843	@	Mednax, Inc.	2,479,056
26,259	@, L	Molina Healthcare, Inc.	628,115
48,135	@	Odyssey HealthCare, Inc.	494,828
18,800	@	RehabCare Group, Inc.	449,884
4,255	@	Res-Care, Inc.	60,847

			12,957,400

Home Builders: 0.5%
34,200		M/I Homes, Inc.	334,818
38,900	@	Meritage Homes Corp.	733,654
134,364	@	Standard-Pacific Corp.	272,759

			1,341,231

Home Furnishings: 0.4%
8,931	@	DTS, Inc.	241,762
75,475		La-Z-Boy, Inc.	356,242
25,730	@	Universal Electronics, Inc.	518,974

			1,116,978

Household Products/Wares: 0.4%
69,174	@	Central Garden & Pet Co.	681,364
25,400	@	Helen of Troy Ltd.	426,466

			1,107,830

Housewares: 0.4%
37,952	L	Toro Co.	1,134,765

			1,134,765

Insurance: 2.8%
1,502		American Physicians Capital, Inc.	58,818
39,255	@	Amerisafe, Inc.	610,808
70,440		Delphi Financial Group	1,368,649
13,634		Employers Holdings, Inc.	184,741
28,665		Infinity Property & Casualty Corp.	1,045,126

See Accompanying Notes to Financial Statements

33

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Insurance: (continued)
17,400	@	Navigators Group, Inc.	$773,082
44,092	@	ProAssurance Corp.	2,037,491
1,280		RLI Corp.	57,344
14,897		Safety Insurance Group, Inc.	455,252
34,508		Selective Insurance Group	440,667
10,325		Stewart Information Services Corp.	147,131
35,260		Tower Group, Inc.	873,743
372	L	Zenith National Insurance Corp.	8,087

			8,060,939

Internet: 2.6%
39,560	@	Blue Coat Systems, Inc.	654,322
11,350	@, L	Blue Nile, Inc.	487,937
11,314	@	comScore, Inc.	150,702
40,212	@	Cybersource Corp.	615,244
27,823	@	DealerTrack Holdings, Inc.	472,991
53,328	@	eResearch Technology, Inc.	331,167
67,940	@	j2 Global Communications, Inc.	1,532,726
12,073	@	Knot, Inc.	95,135
29,750		Nutri/System, Inc.	431,375
62,540	@	Perficient, Inc.	437,155
53,344	@	Stamps.com, Inc.	452,357
142,081		United Online, Inc.	924,947
39,661	@	Websense, Inc.	707,552

			7,293,610

Leisure Time: 0.3%
1,111		Brunswick Corp.	4,800
29,300	@	Interval Leisure Group, Inc.	273,076
18,428	L	Polaris Industries, Inc.	591,907

			869,783

Lodging: 0.0%
12,877		Marcus Corp.	135,466

			135,466

Machinery - Diversified: 1.8%
18,515		Albany International Corp.	210,701
61,292		Applied Industrial Technologies, Inc.	1,207,452
17,200		Briggs & Stratton Corp.	229,448
24,950		Cognex Corp.	352,544
71,671	@	Gardner Denver, Inc.	1,803,959
44,422	@	Intermec, Inc.	573,044
4,784	L	Lindsay Manufacturing Co.	158,350
22,082		Robbins & Myers, Inc.	425,079

			4,960,577

Metal Fabricate/Hardware: 0.6%
4,400		Kaydon Corp.	143,264
14,791		Lawson Products	210,180
64,555		Mueller Industries, Inc.	1,342,744
516	@	RTI International Metals, Inc.	9,118

			1,705,306

Mining: 0.2%
16,160		Amcol International Corp.	348,733
13,828	@	Brush Engineered Materials, Inc.	231,619
1,007	@, L	Century Aluminum Co.	6,274

			586,626

Shares			Value

Miscellaneous Manufacturing: 2.8%
95,700		Actuant Corp.	$1,167,540
32,075		Acuity Brands, Inc.	899,704
1,039		AO Smith Corp.	33,840
13,589	@	AZZ, Inc.	467,597
42,676	@	Ceradyne, Inc.	753,658
24,942		Clarcor, Inc.	728,057
50,024	@	EnPro Industries, Inc.	900,932
25,199	@	ESCO Technologies, Inc.	1,128,915
42,861	@	Griffon Corp.	356,604
25,350		John Bean Technologies Corp.	317,382
19,452		Myers Industries, Inc.	161,841
11,322		Standex International Corp.	131,335
18,251	L	Sturm Ruger & Co., Inc.	227,042
40,400		Tredegar Corp.	538,128

			7,812,575

Office Furnishings: 0.1%
52,288		Interface, Inc.	324,186

			324,186

Oil & Gas: 1.4%
69,940	@	Atwood Oceanics, Inc.	1,742,205
38,317		Holly Corp.	688,940
15,630		Penn Virginia Corp.	255,863
5,780	@	Petroleum Development Corp.	90,688
623	@	Petroquest Energy, Inc.	2,299
16,748	@	Pioneer Drilling Co.	80,223
24,347		St. Mary Land & Exploration Co.	508,122
76,141	@	Stone Energy Corp.	564,966
356	@	Swift Energy Co.	5,927

			3,939,233

Oil & Gas Services: 2.6%
29,442	@	Basic Energy Services, Inc.	201,089
13,537	L	CARBO Ceramics, Inc.	462,965
24,539	@	Dril-Quip, Inc.	934,936
15,360		Gulf Island Fabrication, Inc.	243,149
35,571	@	Hornbeck Offshore Services, Inc.	760,864
21,585	@, L	ION Geophysical Corp.	55,473
8,873		Lufkin Industries, Inc.	373,110
47,100	@	Matrix Service Co.	540,708
11,506	@	NATCO Group, Inc.	378,778
47,454	@	Oil States International, Inc.	1,148,861
24,024	@	SEACOR Holdings, Inc.	1,807,566
46,703	@	Tetra Technologies, Inc.	371,756

			7,279,255

Packaging & Containers: 0.7%
49,275		Rock-Tenn Co.	1,880,334

			1,880,334

Pharmaceuticals: 1.1%
32,380	@	Catalyst Health Solutions, Inc.	807,557
30,226	@	Par Pharmaceutical Cos., Inc.	457,924
50,050	@	PharMerica Corp.	982,482
21,580	@	Salix Pharmaceuticals Ltd.	212,995
91,720	@	Viropharma, Inc.	543,900

			3,004,858

Real Estate: 0.1%
30,310	@, L	Forestar Real Estate Group, Inc.	360,083

			360,083

See Accompanying Notes to Financial Statements

34

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Retail: 9.3%
11,372		Big 5 Sporting Goods Corp.	$125,774
36,096		Buckle, Inc.	1,146,770
14,373	@, L	Buffalo Wild Wings, Inc.	467,410
53,000	@	Cabela’s, Inc.	651,900
51,200	@	California Pizza Kitchen, Inc.	680,448
28,888		Casey’s General Stores, Inc.	742,133
41,770		Cash America International, Inc.	977,000
72,039		Cato Corp.	1,256,360
25,180	@	CEC Entertainment, Inc.	742,306
32,070	@	Charlotte Russe Holding, Inc.	413,062
39,500	@	Childrens Place Retail Stores, Inc.	1,043,985
2,402		Christopher & Banks Corp.	16,117
19,755		Cracker Barrel Old Country Store	551,165
11,990	L	DineEquity, Inc.	373,968
79,230	@, L	Dress Barn, Inc.	1,132,989
49,670		Finish Line	368,551
50,220	@	First Cash Financial Services, Inc.	879,854
83,587		Fred’s, Inc.	1,053,196
7,153	@	Genesco, Inc.	134,262
19,000		Group 1 Automotive, Inc.	494,380
44,309	@	Gymboree Corp.	1,572,083
19,430		Haverty Furniture Cos., Inc.	177,785
25,250	@, L	Hibbett Sporting Goods, Inc.	454,500
51,350	@	HOT Topic, Inc.	375,369
33,730	@	HSN, Inc.	356,526
17,122	@	Jack in the Box, Inc.	384,389
30,620	@	Jo-Ann Stores, Inc.	632,915
20,622	@	JoS. A Bank Clothiers, Inc.	710,634
5,179	L	Landry’s Restaurants, Inc.	44,539
51,500	@, L	MarineMax, Inc.	177,160
35,247		Men’s Wearhouse, Inc.	676,037
3,099		OfficeMax, Inc.	19,462
33,788	@	PetMed Express, Inc.	507,834
32,481	@, L	PF Chang’s China Bistro, Inc.	1,041,341
1,362	@, L	Red Robin Gourmet Burgers, Inc.	25,538
28,092	@	Ruby Tuesday, Inc.	187,093
79,907		Stage Stores, Inc.	886,968
52,231	@	Steak N Shake Co.	456,499
55,370	@	Stein Mart, Inc.	490,578
21,781	@	Texas Roadhouse, Inc.	237,631
48,030	@	Tractor Supply Co.	1,984,600
7,884	@	Tuesday Morning Corp.	26,569
37,290		World Fuel Services Corp.	1,537,467
8,228	@, L	Zale Corp.	28,304
3,720	@	Zumiez, Inc.	29,797

			26,273,248

Savings & Loans: 0.0%
2,832		Brookline Bancorp., Inc.	26,394
410		Dime Community Bancshares	3,735

			30,129

Semiconductors: 3.3%
989	@	Cabot Microelectronics Corp.	27,979
175,504	@	Cypress Semiconductor Corp.	1,614,637
18,570	@	Diodes, Inc.	290,435
35,843	@	DSP Group, Inc.	242,299
11,900	@	Hittite Microwave Corp.	413,525
48,100	@	Kopin Corp.	176,527
12,234	@	Kulicke & Soffa Industries, Inc.	41,963
91,034	@	Microsemi Corp.	1,256,269

Shares			Value

Semiconductors: (continued)
54,160	@	MKS Instruments, Inc.	$714,370
28,100	@	Rudolph Technologies, Inc.	155,112
147,480	@	Skyworks Solutions, Inc.	1,442,354
6,580	@, L	Supertex, Inc.	165,224
54,479	@	Triquint Semiconductor, Inc.	289,283
29,000	@	Ultratech, Inc.	356,990
61,560	@	Varian Semiconductor Equipment Associates, Inc.	1,476,824
61,015	@	Veeco Instruments, Inc.	707,164

			9,370,955

Software: 4.5%
12,400	@	Avid Technology, Inc.	166,284
30,954		Blackbaud, Inc.	481,335
36,900	@	Commvault Systems, Inc.	611,802
32,828	@	Concur Technologies, Inc.	1,020,294
57,356	@	CSG Systems International	759,393
7,479	@	Digi International, Inc.	72,920
4,964	@	Ebix, Inc.	155,472
73,854	@	Eclipsys Corp.	1,313,124
120,850	@	Epicor Software Corp.	640,505
81,330	@	Informatica Corp.	1,398,063
35,700	@	JDA Software Group, Inc.	534,072
51,213	@	Phase Forward, Inc.	773,828
37,419	@	Progress Software Corp.	792,160
8,362	L	Quality Systems, Inc.	476,300
27,530	@	Smith Micro Software, Inc.	270,345
22,611	@	SPSS, Inc.	754,529
40,250	@	SYNNEX Corp.	1,005,848
73,760	@, L	Take-Two Interactive Software, Inc.	698,507
25,650	@	Taleo Corp.	468,626
14,532	@	Tyler Technologies, Inc.	226,990

			12,620,397

Storage/Warehousing: 0.0%
2,313	@	Mobile Mini, Inc.	33,932

			33,932

Telecommunications: 3.1%
18,605	@	Anixter International, Inc.	699,362
17,400		Applied Signal Technology, Inc.	443,874
125,131	@	Arris Group, Inc.	1,521,593
28,277	S	Black Box Corp.	946,431
21,900	@	Cbeyond, Inc.	314,265
42,340	@	Comtech Telecommunications	1,349,799
59,798		Fairpoint Communications, Inc.	35,879
24,600	@	General Communication, Inc.	170,478
123,599	@	Harmonic, Inc.	727,998
24,700		Iowa Telecommunications Services, Inc.	308,997
36,150	@	Netgear, Inc.	520,922
15,200	@	Neutral Tandem, Inc.	448,704
49,029	@	Novatel Wireless, Inc.	442,242
55,566	@	Symmetricom, Inc.	320,616
34,049	@	Tekelec	573,045

			8,824,205

Textiles: 0.6%
54,456		G&K Services, Inc.	1,151,744
13,323		Unifirst Corp.	495,216

			1,646,960

See Accompanying Notes to Financial Statements

35

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Toys/Games/Hobbies: 0.0%
2,993	@	Jakks Pacific, Inc.	$38,400

			38,400

Transportation: 1.6%
8,687	@	Bristow Group, Inc.	257,396
71,857		Heartland Express, Inc.	1,057,735
51,447	@	HUB Group, Inc.	1,061,866
32,576	@	Kirby Corp.	1,035,591
12,200		Knight Transportation, Inc.	201,910
24,680	@	Old Dominion Freight Line	828,508

			4,443,006

		Total Common Stock (Cost $292,898,935)	254,575,362

REAL ESTATE INVESTMENT TRUSTS: 5.0%
Apartments: 0.7%
18,930		Home Properties, Inc.	645,513
29,350		Mid-America Apartment Communities, Inc.	1,077,439
15,100		Post Properties, Inc.	202,944

			1,925,896

Diversified: 0.8%
63,539		Colonial Properties Trust	470,189
37,560		Entertainment Properties Trust	773,736
117,026		Lexington Realty Trust	397,888
13,615		PS Business Parks, Inc.	659,511

			2,301,324

Health Care: 0.6%
72,280		Medical Properties Trust, Inc.	438,740
72,780		Senior Housing Properties Trust	1,187,770

			1,626,510

Hotels: 0.7%
170,770	@	DiamondRock Hospitality Co.	1,069,020
79,725		LaSalle Hotel Properties	983,807

			2,052,827

Office Property: 0.9%
115,057		BioMed Realty Trust, Inc.	1,177,033
20,400		Franklin Street Properties Corp.	270,300
24,643		Kilroy Realty Corp.	506,167
37,460		Parkway Properties, Inc.	486,980

			2,440,480

Regional Malls: 0.1%
71,010	L	Pennsylvania Real Estate Investment Trust	355,050

			355,050

Shopping Centers: 0.5%
7,311		Acadia Realty Trust	95,409
65,350	@	Cedar Shopping Centers, Inc.	295,382
13,550		Inland Real Estate Corp.	94,850
142,610		Kite Realty Group Trust	416,421
16,450		Tanger Factory Outlet Centers, Inc.	533,474

			1,435,536

Single Tenant: 0.3%
40,120		National Retail Properties, Inc.	696,082

			696,082

Shares			Value

Storage: 0.3%
23,648	@	Extra Space Storage, Inc.	$197,461
25,071		Sovran Self Storage, Inc.	616,747

			814,208

Warehouse/Industrial: 0.1%
9,750		EastGroup Properties, Inc.	321,945

			321,945

		Total Real Estate Investment Trusts (Cost $20,972,491)	13,969,858

		Total Long-Term Investments (Cost $313,871,426)	268,545,220

SHORT-TERM INVESTMENTS: 10.3%
Affiliated Mutual Fund: 4.2%
11,876,000	S	ING Institutional Prime Money Market Fund - Class I	11,876,000

		Total Mutual Fund (Cost $11,876,000)	11,876,000

Principal Amount			Value
Securities Lending Collateralcc: 6.1%
$17,674,474	Bank of New York Mellon Corp. Institutional Cash Reserves		$17,388,621

	Total Securities Lending Collateral (Cost $17,674,474)		17,388,621

	Total Short-Term Investments (Cost $29,550,474)		29,264,621

	Total Investments in Securities (Cost $343,421,900)*	105.3%	$297,809,841
	Other Assets and Liabilities - Net	(5.3)	(15,007,788)

	Net Assets	100.0%	$282,802,053

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
*	Cost for federal income tax purposes is $355,166,193.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$16,650,658
Gross Unrealized Depreciation	(74,007,010)

Net Unrealized Depreciation	$(57,356,352)

See Accompanying Notes to Financial Statements

36

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$254,575,362	$—	$—
Real Estate Investment Trusts	13,969,858	—	—
Short-Term Investments	11,876,000	17,388,621	—

Total	$280,421,220	$17,388,621	$—

Other Financial Instruments**	(217,709)	—	—

Total	$(217,709)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Index Plus SmallCap Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
Russell 2000 Mini Index	275	09/18/09	$(217,709)

			$(217,709)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

37

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VSAR-AIP	(0609-082809)

Semi-Annual Report

June 30, 2009

Classes ADV, I, S, and S2

ING Variable Products Index Funds

Domestic Equity Index Portfolios

■	ING Russell™ Large Cap Index Portfolio

■	ING Russell™ Large Cap Growth Index Portfolio

■	ING Russell™ Large Cap Value Index Portfolio

■	ING Russell™ Mid Cap Index Portfolio

■	ING Russell™ Mid Cap Growth Index Portfolio

■	ING Russell™ Small Cap Index Portfolio

Fixed-Income Index Portfolio

■	ING U.S. Bond Index Portfolio (formerly, ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio)

International/Global Equity Index Portfolios

■	ING Hang Seng Index Portfolio

■	ING International Index Portfolio

■	ING Russell™ Global Large Cap Index 75% Portfolio (formerly, ING Russell™ Global Large Cap Index 85% Portfolio)

■	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

June 30, 2009

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0%-0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.

In housing, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond—2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2009

in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital High Yield Bond—2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
ING Russell™ Large Cap Index Portfolio
Class ADV	$1,000.00	$1,018.10	0.87%	$4.35	$1,000.00	$1,020.48	0.87%	$4.36
Class I	1,000.00	1,020.90	0.37	1.85	1,000.00	1,022.96	0.37	1.86
Class S	1,000.00	1,019.40	0.62	3.10	1,000.00	1,021.72	0.62	3.11
Class S2(1)	1,000.00	1,244.60	0.78	2.97	1,000.00	1,020.93	0.78	3.91
ING Russell™ Large Cap Growth Index Portfolio
Class ADV(2)	$1,000.00	$1,053.00	1.29%	$2.21	$1,000.00	$1,018.40	1.29%	$6.46
Class I(2)	1,000.00	1,054.00	0.79	1.36	1,000.00	1,020.88	0.79	3.96
Class S(2)	1,000.00	1,053.00	1.04	1.78	1,000.00	1,019.64	1.04	5.21
Class S2(2)	1,000.00	1,053.00	1.19	2.04	1,000.00	1,018.89	1.19	5.96
ING Russell™ Large Cap Value Index Portfolio
Class ADV(2)	$1,000.00	$1,051.00	1.00%	$1.71	$1,000.00	$1,019.84	1.00%	$5.01
Class I(2)	1,000.00	1,052.00	0.50	0.86	1,000.00	1,022.32	0.50	2.51
Class S(2)	1,000.00	1,052.00	0.75	1.29	1,000.00	1,021.08	0.75	3.76
Class S2(2)	1,000.00	1,052.00	0.90	1.54	1,000.00	1,020.33	0.90	4.51
ING Russell™ Mid Cap Index Portfolio
Class ADV	$1,000.00	$1,095.00	0.93%	$4.83	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,099.50	0.43	2.24	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	1,096.70	0.68	3.54	1,000.00	1,021.42	0.68	3.41
Class S2(1)	1,000.00	1,315.20	0.83	3.26	1,000.00	1,020.68	0.83	4.16

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124-day period ended June 30, 2009.
(2)	Commencement of operations was May 1, 2009. Expenses paid for the Actual Portfolio Return reflect the 61-day period ended June 30, 2009.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
ING Russell™ Mid Cap Growth Index Portfolio
Class ADV(2)	$1,000.00	$1,049.00	1.00%	$1.71	$1,000.00	$1,019.84	1.00%	$5.01
Class I(2)	1,000.00	1,050.00	0.50	0.86	1,000.00	1,022.32	0.50	2.51
Class S(2)	1,000.00	1,050.00	0.75	1.28	1,000.00	1,021.08	0.75	3.76
Class S2(2)	1,000.00	1,049.00	0.90	1.54	1,000.00	1,020.33	0.90	4.51
ING Russell™ Small Cap Index Portfolio
Class ADV	$1,000.00	$1,022.00	0.95%	$4.76	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,023.20	0.45	2.26	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	1,022.00	0.70	3.51	1,000.00	1,021.32	0.70	3.51
Class S2(1)	1,000.00	1,306.80	0.85	3.33	1,000.00	1,020.58	0.85	4.26
ING U.S. Bond Index Portfolio
Class ADV	$1,000.00	$1,016.70	0.95%	$4.75	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,019.50	0.45	2.25	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	1,018.00	0.70	3.50	1,000.00	1,021.32	0.70	3.51
Class S2(1)	1,000.00	1,027.50	0.85	2.93	1,000.00	1,020.58	0.85	4.26
ING Hang Seng Index Portfolio
Class ADV(3)	$1,000.00	$1,108.00	1.75%	$2.93	$1,000.00	$1,016.12	1.75%	$8.75
Class I(3)	1,000.00	1,109.00	1.25	2.09	1,000.00	1,018.60	1.25	6.26
Class S(2)	1,000.00	1,109.00	1.50	2.64	1,000.00	1,017.36	1.50	7.50
Class S2(3)	1,000.00	1,109.00	1.65	2.76	1,000.00	1,016.61	1.65	8.25
ING International Index Portfolio
Class ADV	$1,000.00	$1,052.90	1.00%	$5.09	$1,000.00	$1,019.84	1.00%	$5.01
Class I	1,000.00	1,057.70	0.50	2.55	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,056.20	0.75	3.82	1,000.00	1,021.08	0.75	3.76
Class S2(1)	1,000.00	1,344.60	0.90	3.58	1,000.00	1,020.33	0.90	4.51
ING Russell™ Global LargeCap Index 75% Portfolio
Class ADV	$1,000.00	$1,054.50	1.10%	$5.60	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,056.90	0.60	3.06	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,056.90	0.85	4.33	1,000.00	1,020.58	0.85	4.26
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV	$1,000.00	$1,030.10	1.24%	$6.24	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	993.50	0.74	3.66	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	1,028.40	0.94	4.73	1,000.00	1,020.13	0.94	4.71

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124-day period ended June 30, 2009.
(2)	Commencement of operations was May 1, 2009. Expenses paid for the Actual Portfolio Return reflect the 61-day period ended June 30, 2009.
(3)	Commencement of operations was May 4, 2009. Expenses paid for the Actual Portfolio Return reflect the 58-day period ended June 30, 2009.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

Effective May 1, 2009, the contractual obligations for ING WisdomTreeSM Global High-Yielding Equity Index Portfolio have changed. If these changes had been in place during the entire six-month period, actual and hypothetical ending account balances annualized expense ratio and expenses paid would have been as follows:

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio (adjusted for contractual changes)	Expenses Paid During the Six Months Ended June 30, 2009**
Actual Fund Return
Class ADV	$1,000.00	$1,030.10	1.34%	$6.74
Class I	1,000.00	993.50	0.84	4.15
Class S	1,000.00	1,028.40	1.09	5.48
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,019.39	1.09	5.46

**	Expenses are equal to each Fund’s respective annualized expense ratios, adjusted for contractual changes, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Index Portfolio
ASSETS:
Investments in securities at value+*	$1,384,426,962	$11,303,112	$78,861,860	$345,818,703
Short-term investments**	—	—	—	10,725,208
Short-term investments in affiliates***	96,354,000	821,000	2,069,000	90,590,000
Cash	916,602	3,616	19,001	201,944
Cash collateral for futures	4,345,712	19,418	189,675	936,809
Receivables:
Investment securities sold	15,938,316	2,112,668	15,532,784	25,890,075
Fund shares sold	225,070	15	3,577	150,248
Dividends and interest	1,822,969	14,507	108,151	389,569
Prepaid expenses	12,393	15,825	15,825	2,413
Reimbursement due from manager	22,421	—	—	—

Total assets	1,504,064,445	14,290,161	96,799,873	474,704,969

LIABILITIES:
Payable for investment securities purchased	68,344,558	2,718,147	15,737,347	107,430,148
Payable for fund shares redeemed	13,782	4,734	2	2,039,854
Payable upon receipt of securities loaned	—	—	—	10,778,976
Payable to affiliates	417,985	4,348	30,229	104,866
Payable for directors fees	521	257	337	47
Other accrued expenses and liabilities	81,125	20,999	21,704	31,160

Total liabilities	68,857,971	2,748,485	15,789,619	120,385,051

NET ASSETS	$1,435,206,474	$11,541,676	$81,010,254	$354,319,918

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,706,575,221	$10,976,143	$77,085,228	$411,933,945
Undistributed net investment income	14,133,512	29,320	325,501	1,572,227
Accumulated net realized gain (loss) on investments and futures	(55,578,542)	82,632	765,006	(17,781,815)
Net unrealized appreciation or depreciation on investments and futures	(229,923,717)	453,581	2,834,519	(41,404,439)

NET ASSETS	$1,435,206,474	$11,541,676	$81,010,254	$354,319,918

+ Including securities loaned at value	$—	$—	$—	$10,180,908
* Cost of investments in securities	$1,613,504,008	$10,854,197	$76,005,198	$386,995,210
** Cost of short-term investments	$—	$—	$—	$10,778,976
*** Cost of short-term investments in affiliates	$96,354,000	$821,000	$2,069,000	$90,590,000

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Index Portfolio
Class ADV:
Net assets	$2,542,295	$3,170	$3,165	$742,099
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	347,285	301	301	102,218
Net asset value and redemption price per share	$7.32	$10.53	$10.51	$7.26
Class I:
Net assets	$1,381,762,953	$10,773,810	$80,073,854	$299,011,018
Shares authorized	300,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	187,791,999	1,022,121	7,610,244	41,032,398
Net asset value and redemption price per share	$7.36	$10.54	$10.52	$7.29
Class S:
Net assets	$50,897,493	$761,525	$930,070	$54,562,854
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,932,103	72,307	88,388	7,510,619
Net asset value and redemption price per share	$7.34	$10.53	$10.52	$7.26
Class S2:
Net assets	$3,733	$3,171	$3,165	$3,947
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	509	301	301	543
Net asset value and redemption price per share	$7.33	$10.53	$10.51	$7.26

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING Hang Seng Index Portfolio
ASSETS:
Investments in securities at value+*	$68,048,821	$249,158,416	$1,093,849,074	$9,182,648
Short-term investments**	—	21,180,127	59,929,380	—
Short-term investments in affiliates***	2,497,000	5,543,000	160,786,392	1,021,000
Cash	9,461	2,564,351	109,322	360
Cash collateral for futures	292,554	858,812	—	4,920
Foreign currencies at value****	—	—	—	239,229
Receivables:
Investment securities sold	20,315,556	31,562,284	24,701,808	—
Fund shares sold	818,877	84,032	513,411	807,760
Dividends and interest	49,779	254,797	7,685,278	33,960
Prepaid expenses	15,825	3,320	3,678	16,033
Reimbursement due from manager	—	8,198	—	—

Total assets	92,047,873	311,217,337	1,347,578,343	11,305,910

LIABILITIES:
Payable for investment securities purchased	20,277,613	36,233,925	213,408,293	—
Payable for fund shares redeemed	10,353	1,272,644	433,160	—
Payable upon receipt of securities loaned	—	21,280,593	—	—
Payable to affiliates	26,440	111,384	408,406	6,304
Payable for directors fees	242	686	568	85
Other accrued expenses and liabilities	20,674	45,027	9,072	22,429
Payable for licensing fees	—	—	—	463

Total liabilities	20,335,322	58,944,259	214,259,499	29,281

NET ASSETS	$71,712,551	$252,273,078	$1,133,318,844	$11,276,629

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$68,417,422	$319,407,402	$1,111,974,758	$10,659,782
Undistributed net investment income	106,818	1,463,447	6,797,914	56,197
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and futures	772,706	(21,130,457)	1,506,198	19,053
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	2,415,605	(47,467,314)	13,039,974	541,597

NET ASSETS	$71,712,551	$252,273,078	$1,133,318,844	$11,276,629

+ Including securities loaned at value	$—	$20,336,828	$—	$—
* Cost of investments in securities	$65,566,069	$296,587,765	$1,080,830,746	$8,659,456
** Cost of short-term investments	$—	$21,280,593	$59,907,734	$—
*** Cost of short-term investments in affiliates	$2,497,000	$5,543,000	$160,786,392	$1,021,000
****Cost of foreign currencies	$—	$—	$—	$239,224

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING Hang Seng Index Portfolio
Class ADV:
Net assets	$3,159	$743,049	$943,801	$3,336
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	94,207	92,087	301
Net asset value and redemption price per share	$10.50	$7.89	$10.25	$11.08
Class I:
Net assets	$69,403,753	$155,128,762	$847,070,196	$3,339
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,609,318	19,572,021	82,509,273	301
Net asset value and redemption price per share	$10.50	$7.93	$10.27	$11.09
Class S:
Net assets	$2,284,606	$96,397,345	$285,301,770	$11,266,617
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	217,640	12,196,018	27,861,730	1,016,181
Net asset value and redemption price per share	$10.50	$7.90	$10.24	$11.09
Class S2:
Net assets	$21,033	$3,922	$3,077	$3,337
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,004	498	301	301
Net asset value and redemption price per share	$10.50	$7.88	$10.22	$11.09

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING International Index Portfolio	ING RussellTM Global Large Cap Index 75% Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
ASSETS:
Investments in securities at value*	$499,615,049	$53,631,617	$166,948,716
Short-term investments in affiliates**	4,666,000	562,000	—
Cash	2,231	42,055	19,472
Cash collateral for futures	545,484	—	—
Foreign currencies at value***	64,160,600	35,232	679,464
Receivables:
Investment securities sold	—	798,491	—
Fund shares sold	1,592,613	19,035	—
Dividends and interest	1,316,571	95,359	774,701
Prepaid expenses	4,143	13,942	2,551
Reimbursement due from manager	29,427	—	—

Total assets	571,932,118	55,197,731	168,424,904

LIABILITIES:
Payable for investment securities purchased	43,732,641	1,225,797	174,819
Payable for fund shares redeemed	332,637	—	593,088
Payable to affiliates	191,422	66,539	120,487
Payable for directors fees	742	12,235	4,185
Other accrued expenses and liabilities	129,107	110,306	157,613
Payable for borrowings against line of credit	—	—	120,000
Payable for licensing fees	—	—	75,077

Total liabilities	44,386,549	1,414,877	1,245,269

NET ASSETS	$527,545,569	$53,782,854	$167,179,635

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$647,007,308	$59,906,278	$244,866,159
Undistributed net investment income	5,976,122	607,378	4,158,152
Accumulated net realized loss on investments, foreign currency related transactions, and futures	(13,264,011)	(2,323,133)	(44,248,964)
Net unrealized depreciation on investments, foreign currency related transactions, and futures	(112,173,850)	(4,407,669)	(37,595,712)

NET ASSETS	$527,545,569	$53,782,854	$167,179,635

* Cost of investments in securities	$612,153,445	$58,042,919	$204,559,886
** Cost of short-term investments in affiliates	$4,666,000	$562,000	$—
*** Cost of foreign currencies	$63,533,440	$33,636	$677,877

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING International Index Portfolio	ING RussellTM Global Large Cap Index 75% Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV:
Net assets	$280,619	$2,562	$623
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	41,427	301	101
Net asset value and redemption price per share	$6.77	$8.51	$6.17
Class I:
Net assets	$507,572,971	$2,570	$6
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	74,810,169	301	1
Net asset value and redemption price per share	$6.78	$8.54	$6.15
Class S:
Net assets	$19,687,948	$53,777,722	$167,179,006
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,909,977	6,293,078	27,195,846
Net asset value and redemption price per share	$6.77	$8.55	$6.15
Class S2:
Net assets	$4,031	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	594	n/a	n/a
Net asset value and redemption price per share	$6.79	n/a	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio Six Months Ended June 30, 2009	ING RussellTM Large Cap Growth Index Portfolio May 1, 2009(2) to June 30, 2009	ING RussellTM Large Cap Value Index Portfolio May 1, 2009(2) to June 30, 2009	ING RussellTM Mid Cap Index Portfolio Six Months Ended June 30, 2009
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$16,447,061	$43,002	$388,735	$1,891,403
Interest	215	—	—	25
Securities lending income	—	—	—	105,457

Total investment income	16,447,276	43,002	388,735	1,996,885

EXPENSES:
Investment management fees	1,523,632	7,734	56,929	272,524
Distribution and service fees:
Class ADV	3,440	2	2	576
Class S	49,144	166	200	46,687
Class S2	6	2	2	6
Transfer agent fees	1,113	20	22	330
Administrative service fees	609,448	1,719	12,651	87,910
Shareholder reporting expense	34,179	362	523	3,009
Registration fees	—	42	42	—
Professional fees	131,698	1,046	1,284	17,246
Custody and accounting expense	52,747	522	682	16,531
Directors fees	58,071	257	337	5,234
Offering expense	2,980	3,175	3,175	2,607
Miscellaneous expense	35,463	451	531	8,252
Interest expense	125	—	—	62

Total expenses	2,502,046	15,498	76,380	460,974
Net waived and reimbursed fees	(194,953)	(1,816)	(13,146)	(36,316)

Net expenses	2,307,093	13,682	63,234	424,658

Net investment income	14,140,183	29,320	325,501	1,572,227

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain (loss) on:
Investments	(29,502,887)	76,800	726,958	(3,980,274)
Futures	8,362,350	5,832	38,048	508,973

Net realized gain (loss) on investments and futures	(21,140,537)	82,632	765,006	(3,471,301)

Net change in unrealized appreciation or depreciation on:
Investments	56,307,843	448,915	2,856,662	22,719,618
Futures	(1,903,082)	4,666	(22,143)	(433,987)

Net change in unrealized appreciation or depreciation on investments and futures	54,404,761	453,581	2,834,519	22,285,631

Net realized and unrealized gain on investments and futures	33,264,224	536,213	3,599,525	18,814,330

Increase in net assets resulting from operations	$47,404,407	$565,533	$3,925,026	$20,386,557

* Foreign taxes withheld	$7,716	$117	$—	$174
(1) Dividends from affiliates	$70,511	$289	$1,465	$12,452
(2) Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING RussellTM Mid Cap Growth Index Portfolio May 1, 2009(2) to June 30, 2009	ING RussellTM Small Cap Index Portfolio Six Months Ended June 30, 2009	ING U.S. Bond Index Portfolio Six Months Ended June 30, 2009	ING Hang Seng Index Portfolio May 1, 2009(2) to June 30, 2009
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$160,972	$1,735,818	$128,365	$71,974
Interest	—	139	11,391,341	1,424
Securities lending income	—	214,437	—	—

Total investment income	160,972	1,950,394	11,519,706	73,398

EXPENSES:
Investment management fees	48,781	354,581	1,002,281	6,951
Distribution and service fees:
Class ADV	2	1,306	996	2
Class S	348	96,198	310,656	2,752
Class S2	10	6	5	2
Transfer agent fees	65	444	400	92
Administrative service fees	10,840	107,448	313,211	1,158
Shareholder reporting expense	250	2,220	1,729	534
Registration fees	58	—	—	85
Professional fees	709	19,055	20,409	1,967
Custody and accounting expense	572	37,891	23,062	1,162
Directors fees	242	7,938	15,698	85
Offering expense	3,175	2,607	—	2,967
Miscellaneous expense	460	9,546	9,333	298
Interest expense	—	66	—	—
Licensing fees	—	—	—	463

Total expenses	65,512	639,306	1,697,780	18,518
Net waived and reimbursed fees	(11,358)	(57,999)	15,789	(1,317)

Net expenses	54,154	581,307	1,713,569	17,201

Net investment income	106,818	1,369,087	9,806,137	56,197

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES
Net realized gain (loss) on:
Investments	670,098	(8,427,691)	131,083	(29,331)
Foreign currency related transactions	—	—	—	(92)
Futures	102,608	(524,142)	—	48,476

Net realized gain (loss) on investments, foreign currency related transactions, and futures	772,706	(8,951,833)	131,083	19,053

Net change in unrealized appreciation or depreciation on:
Investments	2,482,752	15,595,437	10,622,228	523,192
Foreign currency related transactions	—	—	—	6
Futures	(67,147)	(296,876)	—	18,399

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	2,415,605	15,298,561	10,622,228	541,597

Net realized and unrealized gain on investments, foreign currency related transactions, and futures	3,188,311	6,346,728	10,753,311	560,650

Increase in net assets resulting from operations	$3,295,129	$7,715,815	$20,559,448	$616,847

* Foreign taxes withheld	$—	$350	$—	$5,827
(1) Dividends from affiliates	$1,550	$12,202	$128,365	$500
(2) Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING International Index Portfolio	ING RussellTM Global Large Cap Index 75% Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$6,636,790	$638,316	$4,625,040
Interest	90,603	161,026	230,213

Total investment income	6,727,393	799,342	4,855,253

EXPENSES:
Investment management fees	560,166	103,948	342,395
Distribution and service fees:
Class ADV	238	6	—
Class S	14,472	56,488	186,084
Class S2	6	—	—
Transfer agent fees	385	266	610
Administrative service fees	147,410	22,597	74,433
Shareholder reporting expense	4,408	3,695	14,677
Registration fees	—	181	—
Professional fees	21,792	18,265	18,750
Custody and accounting expense	157,110	58,683	57,627
Directors fees	12,660	933	6,516
Offering expense	2,607	30,251	5,134
Miscellaneous expense	12,741	3,253	9,827
Interest expense	217	118	1,869
Licensing fees	—	—	138,941

Total expenses	934,212	298,684	856,863
Net waived and reimbursed fees	(179,552)	(106,369)	(159,762)

Net expenses	754,660	192,315	697,101

Net investment income	5,972,733	607,027	4,158,152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES
Net realized gain (loss) on:
Investments	(7,209,911)	(1,710,299)	(30,196,935)
Foreign currency related transactions	(40,243)	16,565	2,996
Futures	1,359,002	—	—

Net realized loss on investments, foreign currency related transactions, and futures	(5,891,152)	(1,693,734)	(30,193,939)

Net change in unrealized appreciation or depreciation on:
Investments	26,287,998	4,331,405	32,387,368
Foreign currency related transactions	653,139	10,760	35,271
Futures	(709,949)	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	26,231,188	4,342,165	32,422,639

Net realized and unrealized gain on investments, foreign currency related transactions, and futures	20,340,036	2,648,431	2,228,700

Increase in net assets resulting from operations	$26,312,769	$3,255,458	$6,386,852

* Foreign taxes withheld	$748,497	$46,518	$402,644
(1) Dividends from affiliates	$7,921	$257	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio		ING RussellTM Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2009	March 10, 2008(1) to December 31, 2008	May 1, 2009(1) to June 30, 2009
FROM OPERATIONS:
Net investment income	$14,140,183	$11,836,199	$29,320
Net realized gain (loss) on investments and futures	(21,140,537)	(34,438,773)	82,632
Net change in unrealized appreciation or depreciation on investments and futures	54,404,761	(284,328,478)	453,581

Increase (decrease) in net assets resulting from operations	47,404,407	(306,931,052)	565,533

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(10,253)	—
Class I	(165,344)	(11,412,515)	—
Class S	—	(278,152)	—

Total distributions	(165,344)	(11,700,920)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	342,951,425	1,509,643,001	11,685,857
Reinvestment of distributions	165,344	11,700,920	—

	343,116,769	1,521,343,921	11,685,857
Cost of shares redeemed	(42,788,248)	(115,073,059)	(709,714)

Net increase in net assets resulting from capital share transactions	300,328,521	1,406,270,862	10,976,143

Net increase in net assets	347,567,584	1,087,638,890	11,541,676

NET ASSETS:
Beginning of period	1,087,638,890	—	—

End of period	$1,435,206,474	$1,087,638,890	$11,541,676

Undistributed net investment income at end of period	$14,133,512	$158,673	$29,320

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Index Portfolio
	May 1, 2009(1) to June 30, 2009	Six Months Ended June 30, 2009	March 10, 2008(1) to December 31, 2008
FROM OPERATIONS:
Net investment income	$325,501	$1,572,227	$1,841,648
Net realized gain (loss) on investments and futures	765,006	(3,471,301)	(14,474,060)
Net change in unrealized appreciation or depreciation on investments and futures	2,834,519	22,285,631	(63,690,070)

Increase (decrease) in net assets resulting from operations	3,925,026	20,386,557	(76,322,482)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(592)
Class I	—	—	(1,417,233)
Class S	—	—	(267,329)
Return of capital:
Class ADV	—	—	(81)
Class I	—	—	(154,707)
Class S	—	—	(31,322)

Total distributions	—	—	(1,871,264)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	78,422,464	210,196,442	277,919,046
Reinvestment of distributions	—	—	1,871,264

	78,422,464	210,196,442	279,790,310
Cost of shares redeemed	(1,337,236)	(19,151,794)	(58,707,851)

Net increase in net assets resulting from capital share transactions	77,085,228	191,044,648	221,082,459

Net increase in net assets	81,010,254	211,431,205	142,888,713

NET ASSETS:
Beginning of period	—	142,888,713	—

End of period	$81,010,254	$354,319,918	$142,888,713

Undistributed net investment income at end of period	$325,501	$1,572,227	$—

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio
	May 1, 2009(1) to June 30, 2009	Six Months Ended June 30, 2009	March 10, 2008(1) to December 31, 2008
FROM OPERATIONS:
Net investment income	$106,818	$1,369,087	$1,904,650
Net realized gain (loss) on investments and futures	772,706	(8,951,833)	(12,272,289)
Net change in unrealized appreciation or depreciation on investments and futures	2,415,605	15,298,561	(62,765,875)

Increase (decrease) in net assets resulting from operations	3,295,129	7,715,815	(73,133,514)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(4,703)
Class I	—	—	(1,144,504)
Class S	—	—	(575,955)
Return of capital:
Class ADV	—	—	(606)
Class I	—	—	(138,724)
Class S	—	—	(77,527)

Total distributions	—	—	(1,942,019)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	69,267,761	75,907,338	352,853,424
Reinvestment of distributions	—	—	1,942,019

	69,267,761	75,907,338	354,795,443
Cost of shares redeemed	(850,339)	(39,389,899)	(71,680,086)

Net increase in net assets resulting from capital share transactions	68,417,422	36,517,439	283,115,357

Net increase in net assets	71,712,551	44,233,254	208,039,824

NET ASSETS:
Beginning of period	—	208,039,824	—

End of period	$71,712,551	$252,273,078	$208,039,824

Undistributed net investment income at end of period	$106,818	$1,463,447	$94,360

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING U.S. Bond Index Portfolio		ING Hang Seng Index Portfolio
	Six Months Ended June 30, 2009	March 7, 2008(1) to December 31, 2008	May 1, 2009(1) to June 30, 2009
FROM OPERATIONS:
Net investment income	$9,806,137	$3,765,904	$56,197
Net realized gain on investments, foreign currency related transactions, and futures	131,083	1,887,738	19,053
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	10,622,228	2,417,746	541,597

Increase in net assets resulting from operations	20,559,448	8,071,388	616,847

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(1,081)	(1,025)	—
Class I	(1,982,465)	(1,581,897)	—
Class S	(1,102,745)	(2,140,124)	—
Class S2	(13)	—	—
Net realized gains:
Class ADV	—	(238)	—
Class I	—	(175,555)	—
Class S	—	(301,607)	—

Total distributions	(3,086,304)	(4,200,446)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	979,912,946	368,680,313	10,945,842
Reinvestment of distributions	3,086,290	3,769,800	—

	982,999,236	372,450,113	10,945,842
Cost of shares redeemed	(155,195,055)	(88,279,536)	(286,060)

Net increase in net assets resulting from capital share transactions	827,804,181	284,170,577	10,659,782

Net increase in net assets	845,277,325	288,041,519	11,276,629

NET ASSETS:
Beginning of period	288,041,519	—	—

End of period	$1,133,318,844	$288,041,519	$11,276,629

Undistributed net investment income at end of period	$6,797,914	$78,081	$56,197

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING International Index Portfolio		ING RussellTM Global Large Cap Index 75% Portfolio
	Six Months Ended June 30, 2009	March 10, 2008(1) to December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$5,972,733	$4,473,411	$607,027	$301,476
Net realized loss on investments, foreign currency related transactions, and futures	(5,891,152)	(7,659,203)	(1,693,734)	(486,608)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	26,231,188	(138,405,038)	4,342,165	(8,749,834)

Increase (decrease) in net assets resulting from operations	26,312,769	(141,590,830)	3,255,458	(8,934,966)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(25)	—	(26)
Class I	—	(4,138,013)	—	(29)
Class S	—	(113,042)	—	(478,786)

Total distributions	—	(4,251,080)	—	(478,841)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	293,975,962	429,531,847	7,582,190	54,016,909
Reinvestment of distributions	—	4,251,055	—	41,786

	293,975,962	433,782,902	7,582,190	54,058,695
Cost of shares redeemed	(37,504,457)	(43,179,697)	(261,063)	(1,438,619)

Net increase in net assets resulting from capital share transactions	256,471,505	390,603,205	7,321,127	52,620,076

Net increase in net assets	282,784,274	244,761,295	10,576,585	43,206,269

NET ASSETS:
Beginning of period	244,761,295	—	43,206,269	—

End of period	$527,545,569	$244,761,295	$53,782,854	$43,206,269

Undistributed net investment income at end of period	$5,976,122	$3,389	$607,378	$351

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
	Six Months Ended June 30, 2009	January 28, 2008(1) to December 31, 2008
FROM OPERATIONS:
Net investment income	$4,158,152	$5,000,691
Net realized loss on investments and foreign currency related transactions	(30,193,939)	(14,314,550)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	32,422,639	(70,018,351)

Increase (decrease) in net assets resulting from operations	6,386,852	(79,332,210)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(17)
Class S	—	(4,806,407)

Total distributions	—	(4,806,424)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,642,333	252,565,746
Reinvestment of distributions	—	4,806,407

	29,642,333	257,372,153
Cost of shares redeemed	(17,595,576)	(24,487,493)

Net increase in net assets resulting from capital share transactions	12,046,757	232,884,660

Net increase in net assets	18,433,609	148,746,026

NET ASSETS:
Beginning of period	148,746,026	—

End of period	$167,179,635	$148,746,026

Undistributed net investment income at end of period	$4,158,152	$—

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions(2)(3)	Expenses net of fee waivers, if any(2)(3)	Expenses net of all reductions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Russell™ Large Cap Index Portfolio
Class ADV
06-30-09	7.19	0.06	•	0.07	0.13	—	—	—	—	7.32	1.81	0.90	0.87+	0.87+	1.79+	2,542	3
03-10-08(4) - 12-31-08	10.00	0.13	•	(2.87)	(2.74)	0.07	—	—	0.07	7.19	(27.42)	0.89	0.87+	0.87+	1.98+	1,135	8
Class I
06-30-09	7.21	0.07		0.08	0.15	—	—	—	—	7.36	2.09	0.40	0.37+	0.37+	2.33+	1,381,763	3
03-10-08(4) - 12-31-08	10.00	0.17	•	(2.88)	(2.71)	0.08	—	—	0.08	7.21	(27.06)	0.39	0.37+	0.37+	2.31+	1,057,974	8
Class S
06-30-09	7.20	0.06		0.08	0.14	—	—	—	—	7.34	1.94	0.65	0.62+	0.62+	2.06+	50,897	3
03-10-08(4) - 12-31-08	10.00	0.14	•	(2.87)	(2.73)	0.07	—	—	0.07	7.20	(27.23)	0.64	0.62+	0.62+	2.19+	28,529	8
Class S2
02-27-09(4) - 06-30-09	5.89	0.04		1.40	1.44	—	—	—	—	7.33	24.46	0.90	0.77+	0.77+	1.65+	4	3

ING Russell™ Large Cap Growth Index Portfolio
Class ADV
05-01-09(4) - 06-30-09	10.00	0.02		0.51	0.53	—	—	—	—	10.53	5.30	1.39	1.29+	1.29+	1.17+	3	24
Class I
05-01-09(4) - 06-30-09	10.00	0.03		0.51	0.54	—	—	—	—	10.54	5.40	0.89	0.79+	0.79+	1.75+	10,774	24
Class S
05-01-09(4) - 06-30-09	10.00	0.01		0.52	0.53	—	—	—	—	10.53	5.30	1.14	1.04+	1.04+	0.70+	762	24
Class S2
05-01-09(4) - 06-30-09	10.00	0.02		0.51	0.53	—	—	—	—	10.53	5.30	1.39	1.19+	1.19+	1.47+	3	24

ING Russell™ Large Cap Value Index Portfolio
Class ADV
05-01-09(4) - 06-30-09	10.00	0.04		0.47	0.51	—	—	—	—	10.51	5.10	1.10	1.00+	1.00+	2.22+	3	20
Class I
05-01-09(4) - 06-30-09	10.00	0.04		0.48	0.52	—	—	—	—	10.52	5.20	0.60	0.50+	0.50+	2.58+	80,074	20
Class S
05-01-09(4) - 06-30-09	10.00	0.02		0.50	0.52	—	—	—	—	10.52	5.20	0.85	0.75+	0.75+	1.86+	930	20
Class S2
05-01-09(4) - 06-30-09	10.00	0.04		0.47	0.51	—	—	—	—	10.51	5.20	1.10	0.90+	0.90+	2.12+	3	20

ING Russell™ Mid Cap Index Portfolio
Class ADV
06-30-09	6.63	0.05	•	0.58	0.63	—	—	—	—	7.26	9.50	0.97	0.93+	0.93+	1.48+	742	15
03-10-08(4) - 12-31-08	10.00	0.08	•	(3.37)	(3.29)	0.07	—	0.01	0.08	6.63	(32.92)	1.24	1.15+	1.15+	1.23+	61	30

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions(2)(3)	Expenses net of fee waivers, if any(2)(3)	Expenses net of all reductions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Russell™ Mid Cap Index Portfolio (Continued)
Class I
06-30-09	6.63	0.06	•	0.60	0.66	—	—	—	—	7.29	9.95	0.47	0.43+	0.43+	1.84+	299,011	15
03-10-08(4) - 12-31-08	10.00	0.13	•	(3.41)	(3.28)	0.08	—	0.01	0.09	6.63	(32.74)	0.51	0.43+	0.43+	1.74+	117,525	30
Class S
06-30-09	6.62	0.04		0.60	0.64	—	—	—	—	7.26	9.67	0.72	0.68+	0.68+	1.62+	54,563	15
03-10-08(4) - 12-31-08	10.00	0.12	•	(3.41)	(3.29)	0.08	—	0.01	0.09	6.62	(32.90)	0.76	0.68+	0.68+	1.85+	25,303	30
Class S2
02-27-09(4) - 06-30-09	5.52	0.03		1.71	1.74	—	—	—	—	7.26	31.52	0.97	0.83+	0.83+	1.42+	4	15

ING Russell™ Mid Cap Growth Index Portfolio
Class ADV
05-01-09(4) - 06-30-09	10.00	0.01		0.49	0.50	—	—	—	—	10.50	4.90	1.10	1.00+	1.00+	0.64+	3	30
Class I
05-01-09(4) - 06-30-09	10.00	0.02		0.48	0.50	—	—	—	—	10.50	5.00	0.60	0.50+	0.50+	0.99+	69,404	30
Class S
05-01-09(4) - 06-30-09	10.00	0.00	**	0.50	0.50	—	—	—	—	10.50	5.00	0.85	0.75+	0.75+	0.60+	2,285	30
Class S2
05-01-09(4) - 06-30-09	10.00	0.00	**	0.50	0.50	—	—	—	—	10.50	4.90	1.10	0.90+	0.90+	0.39+	21	30

ING Russell™ Small Cap Index Portfolio
Class ADV
06-30-09	7.72	0.02		0.15	0.17	—	—	—	—	7.89	2.20	1.00	0.95+	0.95+	0.91+	743	17
03-10-08(4) - 12-31-08	10.00	0.11	•	(2.32)	(2.21)	0.06	—	0.01	0.07	7.72	(22.02)	1.27	1.17+	1.17+	1.74+	571	35
Class I
06-30-09	7.75	0.05		0.13	0.18	—	—	—	—	7.93	2.32	0.50	0.45+	0.45+	1.37+	155,129	17
03-10-08(4) - 12-31-08	10.00	0.12	•	(2.29)	(2.17)	0.07	—	0.01	0.08	7.75	(21.68)	0.53	0.45+	0.45+	1.49+	132,762	35
Class S
06-30-09	7.73	0.03		0.14	0.17	—	—	—	—	7.90	2.20	0.75	0.70+	0.70+	1.11+	96,397	17
03-10-08(4) - 12-31-08	10.00	0.12	•	(2.32)	(2.20)	0.06	—	0.01	0.07	7.73	(21.95)	0.78	0.70+	0.70+	1.71+	74,707	35
Class S2
02-27-09(4) - 06-30-09	6.03	0.02		1.83	1.85	—	—	—	—	7.88	30.68	1.00	0.85+	0.85+	0.99+	4	17

ING U.S. Bond Index Portfolio
Class ADV
06-30-09	10.12	0.14	•	0.03	0.17	0.04	—	—	0.04	10.25	1.67	0.94	0.95+	0.95+	2.77+	944	167
03-10-08(4) - 12-31-08	10.00	0.25		0.07	0.32	0.18	0.02	—	0.20	10.12	3.26	1.01	0.95+	0.95+	2.95+	143	360

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions(2)(3)	Expenses net of fee waivers, if any(2)(3)		Expenses net of all reductions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING U.S. Bond Index Portfolio (Continued)
Class I
06-30-09	10.12	0.16	•	0.04	0.20	0.05	—	—	0.05	10.27	1.95	0.44	0.45	+	0.45+		3.26+		847,070	167
03-07-08(4) - 12-31-08	10.00	0.28	•	0.08	0.36	0.22	0.02	—	0.24	10.12	3.61	0.51	0.45	+	0.45+		3.42+		107,276	360
Class S
06-30-09	10.10	0.15	•	0.03	0.18	0.04	—	—	0.04	10.24	1.80	0.69	0.70	+	0.70+		2.93+		285,302	167
03-10-08(4) - 12-31-08	10.00	0.27	•	0.06	0.33	0.21	0.02	—	0.23	10.10	3.29	0.76	0.70	+	0.70+		3.42+		180,622	360
Class S2
02-27-09(4) - 06-30-09	9.99	0.09		0.18	0.27	0.04	—	—	0.04	10.22	2.75	0.94	0.85	+	0.85+		2.79+		3	167

ING Hang Seng Index Portfolio
Class ADV
05-04-09(4) - 06-30-09	10.00	0.08		1.00	1.08	—	—	—	—	11.08	10.80	1.86	1.75	+	1.75+		5.09+		3	20
Class I
05-04-09(4) - 06-30-09	10.00	0.11	•	0.98	1.09	—	—	—	—	11.09	10.90	1.36	1.25	+	1.25+		6.34+		3	20
Class S
05-01-09(4) - 06-30-09	10.00	0.09	•	1.00	1.09	—	—	—	—	11.09	10.90	1.61	1.50	+	1.50+		4.77+		11,267	20
Class S2
05-04-09(4) - 06-30-09	10.00	0.09		1.00	1.09	—	—	—	—	11.09	10.90	1.86	1.65	+	1.65+		5.19+		3	20
ING International Index Portfolio
Class ADV
06-30-09	6.43	0.15	•	0.19	0.34	—	—	—	—	6.77	5.29	1.12	1.00	+	1.00+		4.58+		281	3
03-10-08(4) - 12-31-08	10.00	0.20	•	(3.69)	(3.49)	0.08	—	—	0.08	6.43	(34.85)	1.17	1.00	+	1.00+		2.87+		2	22
Class I
06-30-09	6.41	0.12	•	0.25	0.37	—	—	—	—	6.78	5.77	0.62	0.50	+	0.50+		4.06+		507,573	3
03-10-08(4) - 12-31-08	10.00	0.17	•	(3.65)	(3.48)	0.11	—	—	0.11	6.41	(34.73)	0.67	0.50	+	0.50+		2.56+		237,777	22
Class S
06-30-09	6.41	0.12	•	0.24	0.36	—	—	—	—	6.77	5.62	0.87	0.75	+	0.75+		3.88+		19,688	3
03-10-08(4) - 12-31-08	10.00	0.12	•	(3.60)	(3.48)	0.11	—	—	0.11	6.41	(34.79)	0.92	0.75	+	0.75+		1.93+		6,983	22
Class S2
02-27-09(4) - 06-30-09	5.05	0.09		1.65	1.74	—	—	—	—	6.79	34.46	1.12	0.90	+	0.90+		4.68+		4	3
ING RussellTM Global Large Cap Index 75% Portfolio
Class ADV
06-30-09	8.07	0.10		0.34	0.44	—	—	—	—	8.51	5.45	1.54	1.10	+	1.10	+	2.44	+	3	34
09-17-08(4) - 12-31-08	10.00	0.05		(1.89)	(1.84)	0.09	—	—	0.09	8.07	(18.43)	2.19	1.10		1.10		2.12		2	12
Class I
06-30-09	8.08	0.11		0.35	0.46	—	—	—	—	8.54	5.69	1.03	0.60	+	0.60	+	2.86	+	3	34
09-17-08(4) - 12-31-08	10.00	0.06		(1.88)	(1.82)	0.10	—	—	0.10	8.08	(18.22)	1.69	0.60		0.60		2.61		2	12

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions(2)(3)	Expenses net of fee waivers, if any(2)(3)		Expenses net of all reductions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period		Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)		(%)
ING RussellTM Global Large Cap Index 75% Portfolio (Continued)
Class S
06-30-09	8.09	0.10		0.36	0.46	—	—	—	—	8.55	5.69	1.32	0.85	+	0.85	+	2.69	+	53,778		34
09-17-08(4) - 12-31-08	10.00	0.06		(1.88)	(1.82)	0.09	—	—	0.09	8.09	(18.18)	1.94	0.85		0.85		2.45		43,201		12

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV
06-30-09	5.99	0.14		0.04	0.18	—	—	—	—	6.17	3.01	1.41	1.24	+	1.24	+	5.33	+	1		6
01-28-08(4) - 12-31-08	10.00	0.34	•	(4.18)	(3.84)	0.17	—	—	0.17	5.99	(38.33)	1.66	1.20	+	1.20	+	4.28	+	1		128
Class I
06-30-09	5.97	0.18		0.00 **	0.18	—	—	—	—	6.15	3.02	0.91	0.74	+	0.74	+	5.85	+	0	*	6
01-28-08(4) - 12-31-08	10.00	0.41	•	(4.23)	(3.82)	0.21	—	—	0.21	5.97	(38.10)	1.16	0.70	+	0.70	+	4.92	+	0	*	128
Class S
06-30-09	5.98	0.15		0.02	0.17	—	—	—	—	6.15	2.84	1.15	0.94	+	0.94	+	5.59	+	167,179		6
01-28-08(4) - 12-31-08	10.00	0.31	•	(4.13)	(3.82)	0.20	—	—	0.20	5.98	(38.10)	1.41	0.89	+	0.89	+	4.23	+	148,745		128

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
+	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratios and net investment income or loss ratio.
*	Amount is less than $500.
**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Portfolios, Inc. (the “Company” or “Registrant”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end diversified management investment company.

The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The eleven portfolios (each a “Portfolio”, collectively the “Portfolios”) that are in this report are:

ING RussellTM Large Cap Index Portfolio (“RussellTM Large Cap Index”), ING RussellTM Large Cap Growth Index Portfolio (“RussellTM Large Cap Growth Index”), ING RussellTM Large Cap Value Index Portfolio (“RussellTM Large Cap Value Index”), ING RussellTM Mid Cap Index Portfolio (“RussellTM Mid Cap Index”), ING RussellTM Mid Cap Growth Index Portfolio (“RussellTM Mid Cap Growth Index”), ING RussellTM Small Cap Index Portfolio (“RussellTM Small Cap Index”), ING U.S. Bond Index Portfolio (“U.S. Bond Index”) formerly, Lehman Brothers U.S. Aggregate Bond Index® Portfolio, ING Hang Seng Index Portfolio (“Hang Seng Index”), ING International Index Portfolio (“International Index”), ING RussellTM Global Large Cap Index 75% Portfolio (“RussellTM Global Large Cap Index 75%”) formerly, ING RussellTM Global Large Cap Index 85% Portfolio, and ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (“WisdomTreeSM Index”).

The following is a brief description of each Portfolio’s investment objective:

•	RussellTM Large Cap Index seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Index;

•	RussellTM Large Cap Growth Index seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index;

•	RussellTM Large Cap Value Index seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Value Index;

•	RussellTM Mid Cap Index seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Index;

•	RussellTM Mid Cap Growth Index Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Growth Index;

•	RussellTM Small Cap Index seeks investment results (before fees and expenses) that correspond to the total return of the Russell 2000® Index;

•	U.S. Bond Index seeks investment results (before fees and expenses) that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index;

•	Hang Seng Index seeks investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index;

•	International Index seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index;

•

RussellTM Global Large Cap Index 75% seeks to maximize total return, consisting of capital appreciation and current income, over the long term by allocating its assets among stock, bonds, short-term instruments and other investments; and

•	WisdomTreeSM Index seeks investment returns that closely correspond to the price and yield performance (before fees and expenses) of the WisdomTreeSM Global High-Yielding Equity Index.

Each Portfolio, except RussellTM Global Large Cap Index 75% and WisdomTreeSM Index, offers Class I, Class S, Service 2 Class (“Class S2”) and Adviser (“ADV”) Class shares; RussellTM Global Large Cap Index 75% and WisdomTreeSM Index are not authorized to offer Class S2. The four classes differ principally in applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without discrimination between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

qualified pension and retirement plans outside the variable contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the companies under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio’s behalf.

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the sub-adviser to each Portfolio, with the exception of U.S. Bond Index. ING Funds Distributor, LLC (“IFD” or the “Distributor”) is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market- makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing each Portfolios’ investments under these levels of classification is included following the Portfolios of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Risk Exposures and the use of Derivative Instruments. Each Portfolio’s investment objectives permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

E.	Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2009, each Portfolio has purchased futures contracts on various equity indexes to increase exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities.

Each Portfolio invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total number of open futures contracts as presented following each Portfolio of Investments is indicative of the volume of this derivative type.

F.

Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. International Index, Russell™ Large Cap Index, Russell™ Mid Cap Index, Russell™ Small Cap Index and WisdomTreeSM Index declare and pay dividends semi-annually. RussellTM Large Cap Growth Index, RussellTM Large Cap Value Index, RussellTM Mid Cap Growth Index, Hang Seng Index and RussellTM Global Large Cap Index 75% declare and pay dividends annually. U.S. Bond Index declares and pays dividends quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax position taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

H.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.

Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.

Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

K.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolios are expensed as incurred. Costs incurred with the offering of shares of the Portfolios are deferred and amortized over a period of twelve months.

L.	Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2009, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
RussellTM Large Cap Index	$362,999,823	$38,525,339
RussellTM Large Cap Growth Index	13,441,287	2,663,890
RussellTM Large Cap Value Index	91,498,034	16,219,794
RussellTM Mid Cap Index	220,831,311	28,752,946
RussellTM Mid Cap Growth Index	85,250,212	20,354,241
RussellTM Small Cap Index	78,002,178	35,636,092
U.S. Bond Index	248,256,716	28,896,331
Hang Seng Index	10,273,441	1,584,654
International Index	254,851,256	7,781,460
RussellTM Global Large Cap Index 75%	23,781,146	15,577,431
WisdomTreeSM Index	109,366,697	90,527,672

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$1,607,372,128	$1,020,767,950

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES

The Portfolios entered into investment management agreements (“Investment Management Agreements”) with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

RussellTM Large Cap Index	0.25%
RussellTM Large Cap Growth Index(1)	0.45%
RussellTM Large Cap Value Index(1)	0.45%
RussellTM Mid Cap Index	0.31%
RussellTM Mid Cap Growth Index(1)	0.45%
RussellTM Small Cap Index	0.33%
U.S. Bond Index	0.32%
Hang Seng Index(1)	0.60%
International Index	0.38%
Russell Global Large Cap Index 75%	0.46%
WisdomTreeSM Index	0.46%

(1)

Pursuant to a side agreement dated May 1, 2009, ING Investments has agreed to waive 0.10% of each Portfolio’s advisory fee through May 1, 2011. This side agreement will only renew if ING Investments elects to renew it.

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for U.S. Bond Index. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Neuberger Berman Fixed Income LLC serves as sub-adviser to U.S. Bond Index pursuant to a Sub-Advisory Agreement effective May 4, 2009.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the period ended June 30, 2009, the Investment Adviser for RussellTM Large Cap Index, RussellTM Large Cap Growth Index, RussellTM Large Cap Value Index, RussellTM Mid Cap Index, RussellTM Mid Cap Growth Index, RussellTM Small Cap Index, U.S. Bond Index, Hang Seng Index, International Index, RussellTM Global Large Cap Index 75%, and WisdomTreeSM Index waived $18,080, $96, $494, $3,124, $516, $2,965, $31,624, $158, $2,150, $73, and $229 of such management fees, respectively. These fees are not subject to recoupment.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES (continued)

Pursuant to administration agreements, ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of daily net assets.

Russell Investment Group receives an annual licensing fee for the Russell Global Large Cap® Index, Russell Top 200® Index, Russell Top 200® Growth Index, Russell Top 200® Value Index, the Russell Midcap® Index, Russell Midcap® Growth Index and the Russell 2000® Index. WisdomTreeSM Index pays an annual licensing fee to WisdomTree Investments, Inc. Hang Seng Data Services Limited receives an estimated annual licensing fee for the Hang Seng Index.

In placing equity security transactions, the Investment Adviser or each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or each sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25%(1) of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the respective Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

Class S shares of the Portfolios have adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25%(2) of average daily net assets.

(1)	Effective May 1, 2009, IFD has agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index through May 1, 2010.
(2)

Effective January 16, 2008, IFD has agreed to waive a portion of the service/distribution fees for Class S Shares of WisdomTreeSM Index so that the fees collected will not exceed 0.19% through May 1, 2009.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Fund	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Accrued Recoupment	Total
Russell™ Large Cap Index	$289,025	$117,571	$11,389	$—	$417,985
Russell™ Large Cap Growth Index	3,265	945	138	—	4,348
Russell™ Large Cap Value Index	23,375	6,707	147	—	30,229
Russell™ Mid Cap Index	70,474	22,927	11,465	—	104,866
Russell™ Mid Cap Growth Index	20,327	5,850	263	—	26,440
Russell™ Small Cap Index	70,012	21,430	19,942	—	111,384
U.S. Bond Index	254,987	81,860	57,998	13,561	408,406
Hang Seng Index	3,674	751	1,879	—	6,304
International Index	148,514	39,229	3,679	—	191,422
Russell™ Global Large Cap Index 75%	20,234	4,400	11,001	30,904	66,539
WisdomTreeSM Index	71,858	13,894	34,735	—	120,487

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

The Company has adopted a Deferred Compensation Plan (the “Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

At June 30, 2009, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance & Annuity Company—	Russell™ Mid Cap Index (8.10%)
Russell™ Small Cap Index (9.80%)
ING Lifestyle Aggressive Growth Portfolio—	International Index (18.00%)
Russell™ Large Cap Index (10.40%)
Russell™ Large Cap Value Index (9.30%)
Russell™ Mid Cap Index (12.20%)
Russell™ Mid Cap Growth Index (13.90%)
Russell™ Small Cap Index (6.10%)
ING Lifestyle Conservative Portfolio—	Russell™ Large Cap Growth Index (20.30%)
ING Lifestyle Growth Portfolio—	Russell™ Large Cap Index (34.30%)
Russell™ Large Cap Value Index (40.00%)
Russell™ Mid Cap Index (32.50%)
Russell™ Mid Cap Growth Index (45.60%)
Russell™ Small Cap Index (25.60%)
U.S. Bond Index (29.30%)
International Index (37.20%)
ING Lifestyle Moderate Growth Portfolio—	Russell™ Large Cap Index (30.20%)
Russell™ Large Cap Value Index (34.00%)
Russell™ Mid Cap Index (18.30%)
Russell™ Mid Cap Growth Index (26.20%)
Russell™ Small Cap Index (10.90%)
U.S. Bond Index (21.00%)
International Index (24.20%)
ING Lifestyle Moderate Portfolio—	Russell™ Large Cap Index (14.60%)
Russell™ Large Cap Growth Index (72.90%)
Russell™ Large Cap Value Index (13.60%)
Russell™ Mid Cap Index (10.70%)
Russell™ Mid Cap Growth Index (11.90%)
Russell™ Small Cap Index (6.60%)
U.S. Bond Index (11.70%)
International Index (11.00%)
ING USA Annuity and Life Insurance Company—	Russell™ Large Cap Growth Index (5.20%)
Russell™ Mid Cap Index (13.80%)
Russell™ Small Cap Index (33.90%)
U.S. Bond Index (24.20%)
Hang Seng Index (72.50%)
Wisdom TreeSM Index (97.60%)
ING USA Life & Annuity Company—	Russell™ Global Large Cap Index 75% (99.80%)
Reliastar Life Insurance Company—	Hang Seng Index (26.50%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2009, the following portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceed 5% of total liabilities.

Fund	Accrued Expenses	Amount
Hang Seng Index	Accrued Offering	$18,825
WisdomTreeSM Index	Custody	82,340

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreements”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Russell™ Large Cap Index	0.87%	0.37%	0.62%	0.77%
Russell™ Mid Cap Index	0.93%	0.43%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index	0.95%	0.45%	0.70%	0.85%
International Index	1.00%	0.50%	0.75%	0.90%
Russell™ Global Large Cap Index 75%	1.10%	0.60%	0.85%	N/A
WisdomTreeSM Index(1)	1.34%	0.84%	1.09%	N/A

(1)	Prior to May 1, 2009, the expense limits for the Portfolio were 1.20%, 0.70% and 0.89% for Classes ADV, I and S, respectively.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2009, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2010	2011	2012	Total
Russell™ Large Cap Index	$—	$31,695	$214,721	$246,416
Russell™ Mid Cap Index	—	37,944	63,097	101,041
Russell™ Small Cap Index	—	30,352	112,293	142,645
U.S. Bond Index	—	—	8,367	8,367
International Index	—	38,687	442,437	481,124
Russell™ Global Large Cap Index 75%	—	—	228,181	228,181
WisdomTreeSM Index	—	91,162	568,356	659,518

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9  —  BORROWINGS

The Portfolios included in this report, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement with the Bank of New York Mellon (the “Credit Agreement”) for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios to which a loan is made. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2009:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Russell™ Large Cap Index	4	$970,000	1.18%
Russell™ Mid Cap Index	1	1,910,000	1.18
Russell™ Small Cap Index	3	650,000	1.23
International Index	3	2,260,000	1.17
Russell™ Global Large Cap Index 75%	6	610,000	1.18
WisdomTreeSM Index(1)	27	2,123,704	1.19

(1)	At June 30, 2009, WisdomTreeSM Index had an outstanding balance of $120,000.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Russell™ Large Cap Index
Class ADV
06-30-09	272,740	—	(83,368)	189,372	1,906,919	—	(555,497)	1,351,422
12-31-08	173,419	1,477	(16,983)	157,913	1,601,543	10,253	(129,180)	1,482,616
Class I
06-30-09	45,827,400	23,688	(4,848,893)	41,002,195	310,044,616	165,344	(31,290,261)	278,919,699
03-10-08(1) - 12-31-08	156,568,086	1,639,729	(11,418,011)	146,789,804	1,462,652,407	11,412,515	(104,015,660)	1,370,049,262
Class S
06-30-09	4,623,713	—	(1,654,316)	2,969,397	30,996,890	—	(10,942,490)	20,054,400
03-10-08(1) - 12-31-08	5,238,385	40,022	(1,315,701)	3,962,706	45,389,051	278,152	(10,928,219)	34,738,984
Class S2
02-27-09(1) - 06-30-09	509	—	—	509	3,000	—	—	3,000
Russell™ Large Cap Growth Index
Class ADV
05-01-09(1) - 06-30-09	301	—	—	301	3,010	—	—	3,010
Class I
05-01-09(1) - 06-30-09	1,058,539	—	(36,418)	1,022,121	10,602,818	—	(375,415)	10,227,403
Class S
05-01-09(1) - 06-30-09	103,761	—	(31,454)	72,307	1,077,019	—	(334,299)	742,720
Class S2
05-01-09(1) - 06-30-09	301	—	—	301	3,010	—	—	3,010
Russell™ Large Cap Value Index
Class ADV
05-01-09(1) - 06-30-09	301	—	—	301	3,010	—	—	3,010
Class I
05-01-09(1) - 06-30-09	7,735,559	—	(125,315)	7,610,244	77,460,202	—	(1,314,437)	76,145,765
Class S
05-01-09(1) - 06-30-09	90,577	—	(2,189)	88,388	956,242	—	(22,799)	933,443
Class S2
05-01-09(1) - 06-30-09	301	—	—	301	3,010	—	—	3,010
Russell™ Mid Cap Index
Class ADV
06-30-09	98,992	—	(5,995)	92,997	694,487	—	(38,875)	655,612
12-31-08	12,095	107	(2,981)	9,221	119,229	673	(28,046)	91,856
Class I
06-30-09	25,606,597	—	(2,289,899)	23,316,698	181,051,787	—	(15,295,740)	165,756,047
03-10-08(1) - 12-31-08	23,565,313	250,309	(6,099,922)	17,715,700	241,572,524	1,571,940	(55,109,453)	188,035,011
Class S
06-30-09	4,258,934	—	(568,148)	3,690,786	28,447,168	—	(3,817,179)	24,629,989
03-10-08(1) - 12-31-08	4,220,077	47,556	(447,800)	3,819,833	36,227,293	298,651	(3,570,352)	32,955,592
Class S2
02-27-09(1) - 06-30-09	543	—	—	543	3,000	—	—	3,000

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Russell™ Mid Cap Growth Index
Class ADV
05-01-09(1) - 06-30-09	301	—	—	301	3,010	—	—	3,010
Class I
05-01-09(1) - 06-30-09	6,676,815	—	(67,497)	6,609,318	66,798,279	—	(679,813)	66,118,466
Class S
05-01-09(1) - 06-30-09	233,957	—	(16,317)	217,640	2,445,635	—	(170,526)	2,275,109
Class S2
05-01-09(1) - 06-30-09	2,004	—	—	2,004	20,837	—	—	20,837
Russell™ Small Cap Index
Class ADV
06-30-09	75,050	—	(54,806)	20,244	561,339	—	(364,620)	196,719
12-31-08	76,560	736	(3,333)	73,963	617,766	5,309	(30,133)	592,942
Class I
06-30-09	5,729,528	—	(3,296,044)	2,433,484	41,525,725	—	(24,900,307)	16,625,418
03-10-08(1) - 12-31-08	21,909,094	177,487	(4,948,044)	17,138,537	231,680,241	1,283,228	(53,769,012)	179,194,457
Class S
06-30-09	4,577,538	—	(2,040,496)	2,537,042	33,817,274	—	(14,124,972)	19,692,302
03-10-08(1) - 12-31-08	11,631,264	90,510	(2,062,798)	9,658,976	120,555,417	653,482	(17,880,941)	103,327,958
Class S2
02-27-09(1) - 06-30-09	498	—	—	498	3,000	—	—	3,000
U.S. Bond Index
Class ADV
06-30-09	79,045	107	(1,228)	77,924	800,701	1,081	(12,409)	789,373
12-31-08	91,269	122	(77,228)	14,163	905,986	1,224	(785,857)	121,353
Class I
06-30-09	83,654,452	196,089	(11,938,196)	71,912,345	845,874,108	1,982,465	(121,277,415)	726,579,158
03-07-08(1) - 12-31-08	15,032,466	132,177	(4,567,715)	10,596,928	151,617,806	1,326,845	(45,352,057)	107,592,594
Class S
06-30-09	13,217,114	109,291	(3,344,586)	9,981,819	133,235,137	1,102,744	(33,905,231)	100,432,650
03-10-08(1) - 12-31-08	21,942,330	244,538	(4,306,957)	17,879,911	216,156,521	2,441,731	(42,141,622)	176,456,630
Class S2
02-27-09(1) - 06-30-09	301	—	—	301	3,000	—	—	3,000
Hang Seng Index
Class ADV
05-04-09(1) - 06-30-09	301	—	—	301	3,010	—	—	3,010
Class I
05-04-09(1) - 06-30-09	301	—	—	301	3,010	—	—	3,010
Class S
05-01-09(1) - 06-30-09	1,041,722	—	(25,541)	1,016,181	10,936,812	—	(286,060)	10,650,752
Class S2
05-04-09(1) - 06-30-09	301	—	—	301	3,010	—	—	3,010

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
International Index
Class ADV
06-30-09	42,785	—	(1,660)	41,125	259,786	—	(11,229)	248,557
12-31-08	302	—	—	302	3,015	—	—	3,015
Class I
06-30-09	43,830,416	—	(6,100,388)	37,730,028	279,263,846	—	(34,802,925)	244,460,921
03-10-08(1) - 12-31-08	40,895,819	661,024	(4,476,702)	37,080,141	418,500,442	4,138,013	(41,281,528)	381,356,927
Class S
06-30-09	2,296,730	—	(476,836)	1,819,894	14,449,330	—	(2,690,303)	11,759,027
03-10-08(1) - 12-31-08	1,326,452	18,087	(254,456)	1,090,083	11,028,390	113,042	(1,898,169)	9,243,263
Class S2
02-27-09(1) - 06-30-09	594	—	—	594	3,000	—	—	3,000
Russell™ Global Large Cap Index 75%
Class ADV
06-30-09	—	—	—	—	—	—	—	—
12-31-08	301	—	—	301	3,011	—	—	3,011
Class I
06-30-09	—	—	—	—	—	—	—	—
12-31-08	301	—	—	301	3,010	—	—	3,010
Class S
06-30-09	988,746	(1,545)	(30,970)	956,231	7,582,190	—	(261,063)	7,321,127
12-31-08	5,514,975	5,250	(183,378)	5,336,847	54,010,888	41,786	(1,438,619)	52,614,055
WisdomTreeSM Index
Class ADV
06-30-09	—	—	—	—	—	—	—	—
12-31-08	101	—	—	101	1,010	—	—	1,010
Class I
06-30-09	—	—	—	—	—	—	—	—
12-31-08	2,500,001	—	(2,500,000)	1	25,001,982	—	(14,684,999)	10,316,983
Class S
06-30-09	5,506,490	—	(3,182,243)	2,324,247	29,642,333	—	(17,595,576)	12,046,757
01-28-08(1) - 12-31-08	25,374,339	825,843	(1,328,583)	24,871,599	227,562,754	4,806,407	(9,802,494)	222,566,667

(1)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned when the transaction is entered into and is adjusted daily for changes in the market values of the securities on loan. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the Bank of New York Mellon Corp. Institutional Cash Reserves Fund (“BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2009 and throughout the period covered by this report,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

the BICR Fund held certain defaulted securities that had market values significantly below amortized cost. The Portfolios agreed to the terms of capital support extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the certain defaulted securities held by the BICR Fund. BNYC will support the value of these securities up to a certain amount and subject, in part, to the Portfolios’ continued lending of securities. The recorded value of each Portfolio’s investment in the BICR Fund includes the value of the underlying securities held by the BICR Fund and the estimated value of the support to be provided by BNYC. The investment in the BICR Fund is included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios. At June 30, 2009, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
RussellTM Mid Cap Index	$10,180,908	$10,778,976
RussellTM Small Cap Index	20,336,828	21,280,593

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio’s Portfolio of Investments

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities (International Index). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Investments (Hang Seng Index and WisdomTreeSM Index). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

Index Strategy (All Portfolios). A Portfolio may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Portfolio and an index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of a Portfolio’s shares.

Derivatives (All Portfolios). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a Portfolio’s adviser or sub-adviser might imperfectly judge the market’s direction.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

principles for Investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
	Ordinary Income	Ordinary Income	Return of Capital
RussellTM Large Cap Index	$165,344	$11,700,920	$—
RussellTM Mid Cap Index	—	1,685,154	186,110
RussellTM Small Cap Index	—	1,725,162	216,857
U.S. Bond Index	3,086,304	4,200,446	—
International Index	—	4,251,080	—
Russell Global Large Cap Index 75%	—	478,841	—
WisdomTreeSM Index	—	4,806,424	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
RussellTM Large Cap Index	$151,312	$—	$(295,801,163)	$—	$(22,957,959)	2016
RussellTM Mid Cap Index	—	—	(77,355,407)	—	(645,177)	2016
RussellTM Small Cap Index	—	—	(65,758,273)	—	(9,091,866)	2016
U.S. Bond Index	2,278,506	5,794	1,586,642	—	—	—
International Index	—	—	(140,065,005)	—	(5,709,503)	2016
Russell Global Large Cap Index 75%	—	—	(9,115,233)	(82,265)	(181,384)	2016
WisdomTreeSM Index	—	—	(74,451,026)	—	(9,622,350)	2016

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2009, the following Portfolio declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0598	$0.0220	$0.0001	July 2, 2009	June 30, 2009
Class I	$0.0677	$0.0220	$0.0001	July 2, 2009	June 30, 2009
Class S	$0.0614	$0.0220	$0.0001	July 2, 2009	June 30, 2009
Class S2	$0.0573	$0.0220	$0.0001	July 2, 2009	June 30, 2009

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 26, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 96.3%
Advertising: 0.1%
64,750		Omnicom Group	$2,044,805

			2,044,805

Aerospace/Defense: 2.2%
151,400		Boeing Co.	6,434,500
72,050		General Dynamics Corp.	3,990,850
66,350		Lockheed Martin Corp.	5,351,128
67,450		Northrop Grumman Corp.	3,081,116
82,150		Raytheon Co.	3,649,925
174,400		United Technologies Corp.	9,061,824

			31,569,343

Agriculture: 2.1%
431,050		Altria Group, Inc.	7,064,910
133,850		Archer-Daniels-Midland Co.	3,583,165
409,000		Philip Morris International, Inc.	17,840,580
35,150		Reynolds American, Inc.	1,357,493

			29,846,148

Apparel: 0.3%
75,300		Nike, Inc.	3,899,034

			3,899,034

Auto Manufacturers: 0.4%
651,600	@	Ford Motor Co.	3,955,212
75,750		Paccar, Inc.	2,462,633

			6,417,845

Auto Parts & Equipment: 0.2%
123,900		Johnson Controls, Inc.	2,691,108

			2,691,108

Shares			Value

Banks: 9.0%
1,595,635		Bank of America Corp.	$21,062,382
249,250		Bank of New York Mellon Corp.	7,305,518
134,900		BB&T Corp.	2,965,102
94,200		Capital One Financial Corp.	2,061,096
1,149,550		Citigroup, Inc.	3,414,164
104,950		Goldman Sachs Group, Inc.	15,473,828
783,785		JPMorgan Chase & Co.	26,734,906
265,150		Morgan Stanley	7,559,427
50,200		Northern Trust Corp.	2,694,736
95,950		PNC Financial Services Group, Inc.	3,723,820
102,950		State Street Corp.	4,859,240
395,600		US Bancorp.	7,089,152
991,671		Wells Fargo & Co.	24,057,938

			129,001,309

Beverages: 2.9%
482,650		Coca-Cola Co.	23,162,374
324,600		PepsiCo, Inc.	17,840,016

			41,002,390

Biotechnology: 2.1%
211,100	@, S	Amgen, Inc.	11,175,634
60,200	@	Biogen Idec, Inc.	2,718,030
95,950	@	Celgene Corp.	4,590,248
56,250	@	Genzyme Corp.	3,131,438
189,000	@	Gilead Sciences, Inc.	8,852,760

			30,468,110

Chemicals: 1.8%
43,700		Air Products & Chemicals, Inc.	2,822,583
232,000		Dow Chemical Co.	3,744,480
188,350		EI Du Pont de Nemours & Co.	4,825,527
113,800		Monsanto Co.	8,459,892
33,000		Mosaic Co.	1,461,900
64,100		Praxair, Inc.	4,555,587

			25,869,969

Coal: 0.1%
55,750		Peabody Energy Corp.	1,681,420

			1,681,420

Commercial Services: 1.0%
104,600		Automatic Data Processing, Inc.	3,707,024
17,750		Mastercard, Inc.	2,969,753
93,650		Visa, Inc.	5,830,649
146,200		Western Union Co.	2,397,680

			14,905,106

Computers: 6.2%
127,850	@@	Accenture Ltd.	4,277,861
186,000	@	Apple, Inc.	26,491,980
357,100	@	Dell, Inc.	4,902,983
419,650	@	EMC Corp.	5,497,415
498,600		Hewlett-Packard Co.	19,270,890
275,550		International Business Machines Corp.	28,772,931

			89,214,060

Cosmetics/Personal Care: 2.7%
104,150		Colgate-Palmolive Co.	7,367,571
607,700		Procter & Gamble Co.	31,053,470

			38,421,041

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Diversified Financial Services: 1.1%
211,600		American Express Co.	$4,917,584
4,150		Blackrock, Inc.	727,993
197,900		Charles Schwab Corp.	3,471,166
13,800		CME Group, Inc.	4,293,318
31,450		Franklin Resources, Inc.	2,264,715

			15,674,776

Electric: 2.8%
99,400		American Electric Power Co., Inc.	2,871,666
123,050		Dominion Resources, Inc.	4,112,331
268,350		Duke Energy Corp.	3,915,227
40,900		Entergy Corp.	3,170,568
137,300		Exelon Corp.	7,031,133
63,600		FirstEnergy Corp.	2,464,500
85,650		FPL Group, Inc.	4,870,059
76,800		Pacific Gas & Electric Co.	2,952,192
105,450		Public Service Enterprise Group, Inc.	3,440,834
163,150		Southern Co.	5,083,754

			39,912,264

Electrical Components & Equipment: 0.4%
156,700		Emerson Electric Co.	5,077,080

			5,077,080

Electronics: 0.2%
87,200	@	Thermo Electron Corp.	3,555,144

			3,555,144

Energy - Alternate Sources: 0.1%
10,700	@	First Solar, Inc.	1,734,684

			1,734,684

Environmental Control: 0.2%
102,600		Waste Management, Inc.	2,889,216

			2,889,216

Food: 1.4%
68,600		General Mills, Inc.	3,842,972
53,000		Kellogg Co.	2,468,210
307,050		Kraft Foods, Inc.	7,780,647
136,050		Kroger Co.	2,999,903
122,950		Sysco Corp.	2,763,916

			19,855,648

Healthcare - Products: 4.3%
126,100		Baxter International, Inc.	6,678,256
49,900		Becton Dickinson & Co.	3,558,369
314,050	@	Boston Scientific Corp.	3,184,467
574,500		Johnson & Johnson	32,631,600
233,400		Medtronic, Inc.	8,143,326
72,200	@	St. Jude Medical, Inc.	2,967,420
70,550		Stryker Corp.	2,803,657
44,850	@	Zimmer Holdings, Inc.	1,910,610

			61,877,705

Healthcare - Services: 1.0%
93,150		Aetna, Inc.	2,333,408
247,950		UnitedHealth Group, Inc.	6,193,791
101,000	@	WellPoint, Inc.	5,139,890

			13,667,089

Household Products/Wares: 0.3%
86,400		Kimberly-Clark Corp.	4,529,952

			4,529,952

Shares			Value

Insurance: 1.6%
97,500		Aflac, Inc.	$3,031,275
111,800		Allstate Corp.	2,727,920
73,450		Chubb Corp.	2,929,186
68,322		Loews Corp.	1,872,023
120,300		Metlife, Inc.	3,610,203
88,350		Prudential Financial, Inc.	3,288,387
122,100		Travelers Cos., Inc.	5,010,984

			22,469,978

Internet: 2.6%
68,500	@	Amazon.com, Inc.	5,730,710
233,100	@	eBay, Inc.	3,993,003
49,900	@	Google, Inc. - Class A	21,037,341
171,200	@	Symantec Corp.	2,663,872
247,650	@	Yahoo!, Inc.	3,878,199

			37,303,125

Iron/Steel: 0.2%
65,500		Nucor Corp.	2,910,165

			2,910,165

Leisure Time: 0.2%
91,400		Carnival Corp.	2,355,378

			2,355,378

Machinery - Construction & Mining: 0.3%
125,450		Caterpillar, Inc.	4,144,868

			4,144,868

Machinery - Diversified: 0.2%
88,100		Deere & Co.	3,519,595

			3,519,595

Media: 2.7%
599,350		Comcast Corp. - Class A	8,684,582
95,850	@	DIRECTV Group, Inc.	2,368,454
108,000	@	Liberty Media Corp. - Entertainment	2,889,000
474,650		News Corp. - Class A	4,324,062
73,473	@	Time Warner Cable, Inc.	2,326,890
249,450		Time Warner, Inc.	6,283,646
113,150	@	Viacom - Class B	2,568,505
387,100		Walt Disney Co.	9,031,043

			38,476,182

Mining: 0.8%
203,150		Alcoa, Inc.	2,098,540
85,850		Freeport-McMoRan Copper & Gold, Inc.	4,301,944
99,850		Newmont Mining Corp.	4,080,870
36,700		Southern Copper Corp.	750,148

			11,231,502

Miscellaneous Manufacturing: 3.2%
144,800		3M Co.	8,702,480
53,900		Danaher Corp.	3,327,786
2,207,850		General Electric Co.	25,876,002
155,100		Honeywell International, Inc.	4,870,140
93,550		Illinois Tool Works, Inc.	3,493,157

			46,269,565

Oil & Gas: 11.2%
104,100		Anadarko Petroleum Corp.	4,725,099
69,850		Apache Corp.	5,039,678
130,500		Chesapeake Energy Corp.	2,587,815

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Oil & Gas: (continued)
417,900		Chevron Corp.	$27,685,875
308,900		ConocoPhillips	12,992,334
92,500		Devon Energy Corp.	5,041,250
52,150		EOG Resources, Inc.	3,542,028
1,017,400		ExxonMobil Corp.	71,126,434
60,550		Hess Corp.	3,254,563
147,550		Marathon Oil Corp.	4,445,682
169,050		Occidental Petroleum Corp.	11,125,181
71,600	@	Southwestern Energy Co.	2,781,660
107,700		Valero Energy Corp.	1,819,053
120,850		XTO Energy, Inc.	4,609,219

			160,775,871

Oil & Gas Services: 1.6%
64,600		Baker Hughes, Inc.	2,354,024
187,050		Halliburton Co.	3,871,935
87,150	@	National Oilwell Varco, Inc.	2,846,319
249,450		Schlumberger Ltd.	13,497,740

			22,570,018

Pharmaceuticals: 7.1%
322,200		Abbott Laboratories	15,156,288
63,500		Allergan, Inc.	3,021,330
413,000		Bristol-Myers Squibb Co.	8,388,030
75,050		Cardinal Health, Inc.	2,292,778
211,300		Eli Lilly & Co.	7,319,432
51,700	@	Express Scripts, Inc.	3,554,375
56,650		McKesson Corp.	2,492,600
100,550	@	Medco Health Solutions, Inc.	4,586,086
439,600		Merck & Co., Inc.	12,291,216
1,406,850		Pfizer, Inc.	21,102,750
340,300		Schering-Plough Corp.	8,548,336
278,050		Wyeth	12,620,690

			101,373,911

Pipelines: 0.1%
121,000		Williams Cos., Inc.	1,888,810

			1,888,810

Retail: 6.3%
70,150		Best Buy Co., Inc.	2,349,324
90,450		Costco Wholesale Corp.	4,133,565
303,550		CVS Caremark Corp.	9,674,139
100,600		Gap, Inc.	1,649,840
353,700		Home Depot, Inc.	8,357,931
63,500	@	Kohl’s Corp.	2,714,625
307,350		Lowe’s Cos., Inc.	5,965,664
230,000		McDonald’s Corp.	13,222,700
149,150		Staples, Inc.	3,008,356
153,400	@	Starbucks Corp.	2,130,726
156,800		Target Corp.	6,188,896
206,750		Walgreen Co.	6,078,450
460,950		Wal-Mart Stores, Inc.	22,328,418
96,200		Yum! Brands, Inc.	3,207,308

			91,009,942

Semiconductors: 2.1%
277,200		Applied Materials, Inc.	3,040,884
102,400	@	Broadcom Corp.	2,538,496
1,164,400		Intel Corp.	19,270,820
265,500		Texas Instruments, Inc.	5,655,150

			30,505,350

Shares			Value

Software: 4.2%
116,400	@	Activision Blizzard, Inc.	$1,470,132
109,150	@	Adobe Systems, Inc.	3,088,945
1,606,900		Microsoft Corp.	38,195,993
796,900	@	Oracle Corp.	17,069,598
10,700	@	VMware, Inc.	291,789

			60,116,457

Telecommunications: 7.2%
82,900	@	American Tower Corp.	2,613,837
1,230,100		AT&T, Inc.	30,555,684
1,202,600	@	Cisco Systems, Inc.	22,416,464
323,950		Corning, Inc.	5,202,637
109,100	@	Juniper Networks, Inc.	2,574,760
478,000		Motorola, Inc.	3,169,140
345,000		Qualcomm, Inc.	15,594,000
583,200	@	Sprint Nextel Corp.	2,805,192
592,250		Verizon Communications, Inc.	18,199,843

			103,131,557

Transportation: 1.8%
54,750		Burlington Northern Santa Fe Corp.	4,026,315
81,650		CSX Corp.	2,827,540
64,950		FedEx Corp.	3,612,519
76,500		Norfolk Southern Corp.	2,881,755
105,050		Union Pacific Corp.	5,468,903
144,150		United Parcel Service, Inc. - Class B	7,206,059

			26,023,091

		Total Common Stock (Cost $1,610,148,914)	1,381,880,611

REAL ESTATE INVESTMENT TRUSTS: 0.2%
Regional Malls: 0.2%
49,511		Simon Property Group, Inc.	2,546,351

		Total Real Estate Investment Trusts (Cost $3,355,094)	2,546,351

		Total Long-Term Investments (Cost $1,613,504,008)	1,384,426,962

SHORT-TERM INVESTMENTS: 6.7%
Affiliated Mutual Fund: 6.7%
96,354,000	S	ING Institutional Prime Money Market Fund - Class I		96,354,000

		Total Short-Term Investments (Cost $96,354,000)		96,354,000

		Total Investments in Securities (Cost $1,709,858,008)*	103.2%	$1,480,780,962
		Other Assets and Liabilities - Net	(3.2)	(45,574,488)

		Net Assets	100.0%	$1,435,206,474

@	Non-income producing security
@@	Foreign Issuer
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

*	Cost for federal income tax purposes is $1,721,523,920.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$16,117,854
Gross Unrealized Depreciation	(256,860,812)

Net Unrealized Depreciation	$(240,742,958)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$1,381,880,611	$—	$—
Real Estate Investment Trusts	2,546,351	—	—
Short-Term Investments	96,354,000	—	—

Total	$1,480,780,962	$—	$—

Other Financial Instruments***	(846,671)	—	—

Total	$(846,671)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Russell Large Cap Index Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
S&P 500	211	09/17/09	$(846,671)

			$(846,671)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares		Value

COMMON STOCK: 97.8%
Advertising: 0.3%
1,100	Omnicom Group	$34,738

		34,738

Aerospace/Defense: 2.5%
200	Boeing Co.	8,500
100	General Dynamics Corp.	5,539
1,100	Lockheed Martin Corp.	88,715
100	Northrop Grumman Corp.	4,568
1,000	Raytheon Co.	44,430
2,540	United Technologies Corp.	131,978

		283,730

Agriculture: 3.7%
6,800	Altria Group, Inc.	111,452
1,200	Archer-Daniels-Midland Co.	32,124
6,500	Philip Morris International, Inc.	283,530

		427,106

Apparel: 0.5%
1,200	Nike, Inc.	62,136

		62,136

Auto Manufacturers: 0.3%
1,100	Paccar, Inc.	35,761

		35,761

Auto Parts & Equipment: 0.2%
1,100	Johnson Controls, Inc.	23,892

		23,892

Banks: 1.8%
800	Bank of New York Mellon Corp.	23,448
400	Capital One Financial Corp.	8,752

Shares			Value

Banks: (continued)
60		Goldman Sachs Group, Inc.	$8,846
1,000		Morgan Stanley	28,510
800		Northern Trust Corp.	42,944
900		State Street Corp.	42,480
2,300		Wells Fargo & Co.	55,798

			210,778

Beverages: 4.9%
6,000		Coca-Cola Co.	287,940
5,100		PepsiCo, Inc.	280,296

			568,236

Biotechnology: 4.2%
3,300	@	Amgen, Inc.	174,702
1,000	@	Biogen Idec, Inc.	45,150
1,500	@	Celgene Corp.	71,760
900	@	Genzyme Corp.	50,103
3,000	@	Gilead Sciences, Inc.	140,520

			482,235

Chemicals: 2.4%
270		Air Products & Chemicals, Inc.	17,439
1,000		EI Du Pont de Nemours & Co.	25,620
1,800		Monsanto Co.	133,812
500		Mosaic Co.	22,150
1,090		Praxair, Inc.	77,466

			276,487

Coal: 0.2%
900		Peabody Energy Corp.	27,144

			27,144

Commercial Services: 2.1%
1,600		Automatic Data Processing, Inc.	56,704
300		Mastercard, Inc.	50,193
1,500		Visa, Inc.	93,390
2,300		Western Union Co.	37,720

			238,007

Computers: 10.9%
2,000	@@	Accenture Ltd.	66,920
2,900	@	Apple, Inc.	413,047
5,600	@	Dell, Inc.	76,888
700	@	EMC Corp.	9,170
6,100		Hewlett-Packard Co.	235,765
4,360		International Business Machines Corp.	455,271

			1,257,061

Cosmetics/Personal Care: 3.8%
1,600		Colgate-Palmolive Co.	113,184
6,300		Procter & Gamble Co.	321,930

			435,114

Diversified Financial Services: 0.9%
600		American Express Co.	13,944
40	S	Blackrock, Inc.	7,017
3,100		Charles Schwab Corp.	54,374
40		CME Group, Inc.	12,444
270		Franklin Resources, Inc.	19,443

			107,222

Electric: 0.2%
200		Exelon Corp.	10,242
200		FPL Group, Inc.	11,372

			21,614

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Electrical Components & Equipment: 0.7%
2,400		Emerson Electric Co.	$77,760

			77,760

Electronics: 0.0%
100	@	Thermo Electron Corp.	4,077

			4,077

Energy - Alternate Sources: 0.2%
130	@	First Solar, Inc.	21,076

			21,076

Environmental Control: 0.4%
1,500		Waste Management, Inc.	42,240

			42,240

Food: 1.3%
500	S	General Mills, Inc.	28,010
900		Kellogg Co.	41,913
1,800		Kroger Co.	39,690
1,900		Sysco Corp.	42,712

			152,325

Healthcare - Products: 6.9%
2,000		Baxter International, Inc.	105,920
770		Becton Dickinson & Co.	54,909
1,700	@	Boston Scientific Corp.	17,238
7,000		Johnson & Johnson	397,600
3,700		Medtronic, Inc.	129,093
1,200	@	St. Jude Medical, Inc.	49,320
1,100		Stryker Corp.	43,714

			797,794

Healthcare - Services: 0.1%
300		Aetna, Inc.	7,515
100	@	WellPoint, Inc.	5,089

			12,604

Household Products/Wares: 0.6%
1,200		Kimberly-Clark Corp.	62,916

			62,916

Insurance: 0.6%
1,500		Aflac, Inc.	46,635
700		Prudential Financial, Inc.	26,054

			72,689

Internet: 4.8%
1,100	@	Amazon.com, Inc.	92,026
900	@	eBay, Inc.	15,417
830	@	Google, Inc. - Class A	349,920
2,700	@	Symantec Corp.	42,012
3,700	@	Yahoo!, Inc.	57,942

			557,317

Leisure Time: 0.2%
700		Carnival Corp.	18,039

			18,039

Machinery - Construction & Mining: 0.3%
1,000		Caterpillar, Inc.	33,040

			33,040

Shares			Value

Machinery - Diversified: 0.1%
400		Deere & Co.	$15,980

			15,980

Media: 0.4%
700		Comcast Corp. - Class A	10,143
1,500	@	DIRECTV Group, Inc.	37,065

			47,208

Mining: 1.1%
1,500		Alcoa, Inc.	15,495
800		Freeport-McMoRan Copper & Gold, Inc.	40,088
1,500		Newmont Mining Corp.	61,305
400		Southern Copper Corp.	8,176

			125,064

Miscellaneous Manufacturing: 2.2%
2,300		3M Co.	138,230
570		Danaher Corp.	35,192
2,400		Honeywell International, Inc.	75,360

			248,782

Oil & Gas: 2.9%
4,170		ExxonMobil Corp.	291,525
1,200	@	Southwestern Energy Co.	46,620

			338,145

Oil & Gas Services: 0.8%
1,700		Schlumberger Ltd.	91,987

			91,987

Pharmaceuticals: 6.6%
5,000		Abbott Laboratories	235,200
1,000		Allergan, Inc.	47,580
3,600		Bristol-Myers Squibb Co.	73,116
1,700		Eli Lilly & Co.	58,888
800	@	Express Scripts, Inc.	55,000
500		McKesson Corp.	22,000
1,500	@	Medco Health Solutions, Inc.	68,415
1,300		Merck & Co., Inc.	36,348
4,600		Schering-Plough Corp.	115,552
1,000		Wyeth	45,390

			757,489

Retail: 9.9%
1,100		Best Buy Co., Inc.	36,839
1,500		Costco Wholesale Corp.	68,550
1,500		CVS Caremark Corp.	47,805
1,400		Gap, Inc.	22,960
400		Home Depot, Inc.	9,452
1,000	@	Kohl’s Corp.	42,750
1,500		Lowe’s Cos., Inc.	29,115
3,640		McDonald’s Corp.	209,264
2,300		Staples, Inc.	46,391
2,400	@	Starbucks Corp.	33,336
2,500		Target Corp.	98,675
3,300		Walgreen Co.	97,020
7,300		Wal-Mart Stores, Inc.	353,612
1,500		Yum! Brands, Inc.	50,010

			1,145,779

Semiconductors: 2.7%
1,600	@	Broadcom Corp.	39,664
11,300		Intel Corp.	187,015
4,200		Texas Instruments, Inc.	89,460

			316,139

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Software: 8.2%
1,100	@	Activision Blizzard, Inc.	$13,893
1,700	@	Adobe Systems, Inc.	48,110
25,350		Microsoft Corp.	602,569
12,600	@	Oracle Corp.	269,892
200	@	VMware, Inc.	5,454

			939,918

Telecommunications: 6.5%
1,300	@	American Tower Corp.	40,989
19,000	@	Cisco Systems, Inc.	354,160
4,400		Corning, Inc.	70,664
1,700	@	Juniper Networks, Inc.	40,120
500		Motorola, Inc.	3,315
5,400		Qualcomm, Inc.	244,080

			753,328

Transportation: 1.4%
200		Norfolk Southern Corp.	7,534
900		Union Pacific Corp.	46,854
2,200		United Parcel Service, Inc. - Class B	109,978

			164,366

		Total Common Stock (Cost $10,839,622)	11,287,323

REAL ESTATE INVESTMENT TRUSTS: 0.1%
Regional Malls: 0.1%
307		Simon Property Group, Inc.	15,789

		Total Real Estate Investment Trusts (Cost $14,575)	15,789

		Total Long-Term Investments (Cost $10,854,197)	11,303,112

SHORT-TERM INVESTMENTS: 7.1%
Affiliated Mutual Fund: 7.1%
821,000	S	ING Institutional Prime Money Market Fund - Class I		821,000

		Total Short-Term Investments (Cost $821,000)		821,000

		Total Investments in Securities (Cost $11,675,197)*	105.0%	$12,124,112
		Other Assets and Liabilities - Net	(5.0)	(582,436)

		Net Assets	100.0%	$11,541,676

@	Non-income producing security
@@	Foreign Issuer
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
*	Cost for federal income tax purposes is $11,680,167.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$555,566
Gross Unrealized Depreciation	(111,621)

Net Unrealized Appreciation	$443,945

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$11,287,323	$—	$—
Real Estate Investment Trusts	15,789	—	—
Short-Term Investments	821,000	—	—

Total	$12,124,112	$—	$—

Other Financial Instruments***	4,666	—	—

Total	$4,666	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation
Long Contracts
S&P 500 E-Mini	5	09/18/09	$4,666

			$4,666

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP VALUE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 97.1%
Aerospace/Defense: 2.0%
16,300		Boeing Co.	$692,750
7,700		General Dynamics Corp.	426,503
7,000		Northrop Grumman Corp.	319,760
2,200		Raytheon Co.	97,746
1,700		United Technologies Corp.	88,332

			1,625,091

Agriculture: 0.4%
6,900		Archer-Daniels-Midland Co.	184,713
4,100		Reynolds American, Inc.	158,342

			343,055

Auto Manufacturers: 0.6%
76,600	@	Ford Motor Co.	464,962
700		Paccar, Inc.	22,757

			487,719

Auto Parts & Equipment: 0.2%
6,600		Johnson Controls, Inc.	143,352

			143,352

Banks: 16.8%
187,600		Bank of America Corp.	2,476,320
23,300		Bank of New York Mellon Corp.	682,923
15,900		BB&T Corp.	349,482
8,000		Capital One Financial Corp.	175,040
135,100		Citigroup, Inc.	401,247
11,600		Goldman Sachs Group, Inc.	1,710,304
92,200		JPMorgan Chase & Co.	3,144,942
23,900		Morgan Stanley	681,389
11,300		PNC Financial Services Group, Inc.	438,553
5,700		State Street Corp.	269,040

Shares			Value

Banks: (continued)
46,500		US Bancorp.	$833,280
99,300		Wells Fargo & Co.	2,409,018

			13,571,538

Beverages: 0.7%
12,100		Coca-Cola Co.	580,679

			580,679

Chemicals: 1.3%
3,400		Air Products & Chemicals, Inc.	219,606
27,300		Dow Chemical Co.	440,622
14,800		EI Du Pont de Nemours & Co.	379,176

			1,039,404

Computers: 1.3%
44,200	@	EMC Corp.	579,020
13,300		Hewlett-Packard Co.	514,045

			1,093,065

Cosmetics/Personal Care: 1.6%
24,600		Procter & Gamble Co.	1,257,060

			1,257,060

Diversified Financial Services: 1.4%
20,300		American Express Co.	471,772
300		Blackrock, Inc.	52,626
1,500		CME Group, Inc.	466,665
2,000		Franklin Resources, Inc.	144,020

			1,135,083

Electric: 5.6%
11,700		American Electric Power Co., Inc.	338,013
14,500		Dominion Resources, Inc.	484,590
31,600		Duke Energy Corp.	461,044
4,800		Entergy Corp.	372,096
14,700		Exelon Corp.	752,787
7,500		FirstEnergy Corp.	290,625
8,800		FPL Group, Inc.	500,368
9,000		Pacific Gas & Electric Co.	345,960
12,400		Public Service Enterprise Group, Inc.	404,612
19,200	S	Southern Co.	598,272

			4,548,367

Electronics: 0.5%
9,400	@	Thermo Electron Corp.	383,238

			383,238

Environmental Control: 0.0%
1,200		Waste Management, Inc.	33,792

			33,792

Food: 1.5%
4,700		General Mills, Inc.	263,294
36,100		Kraft Foods, Inc.	914,774
2,500		Kroger Co.	55,125

			1,233,193

Healthcare - Products: 1.6%
23,800	@	Boston Scientific Corp.	241,332
15,300		Johnson & Johnson	869,040
5,300	@	Zimmer Holdings, Inc.	225,780

			1,336,152

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP VALUE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Healthcare - Services: 1.9%
8,600		Aetna, Inc.	$215,430
29,200		UnitedHealth Group, Inc.	729,416
11,000	@	WellPoint, Inc.	559,790

			1,504,636

Household Products/Wares: 0.1%
1,300		Kimberly-Clark Corp.	68,159

			68,159

Insurance: 2.6%
13,100		Allstate Corp.	319,640
8,600		Chubb Corp.	342,968
8,000		Loews Corp.	219,200
14,100		Metlife, Inc.	423,141
5,000		Prudential Financial, Inc.	186,100
14,400		Travelers Cos., Inc.	590,976

			2,082,025

Internet: 0.5%
21,000	@	eBay, Inc.	359,730
1,900	@	Yahoo!, Inc.	29,754

			389,484

Iron/Steel: 0.4%
7,700		Nucor Corp.	342,111

			342,111

Leisure Time: 0.2%
5,900		Carnival Corp.	152,043

			152,043

Machinery - Construction & Mining: 0.3%
7,400		Caterpillar, Inc.	244,496

			244,496

Machinery - Diversified: 0.4%
7,800		Deere & Co.	311,610

			311,610

Media: 5.1%
65,200		Comcast Corp. - Class A	944,748
12,700	@	Liberty Media Corp. - Entertainment	339,725
55,800		News Corp. - Class A	508,338
8,600	@	Time Warner Cable, Inc.	272,362
29,300		Time Warner, Inc.	738,067
13,300	@	Viacom - Class B	301,910
45,500		Walt Disney Co.	1,061,515

			4,166,665

Mining: 0.4%
12,800		Alcoa, Inc.	132,224
4,000		Freeport-McMoRan Copper & Gold, Inc.	200,440
1,100		Southern Copper Corp.	22,484

			355,148

Miscellaneous Manufacturing: 4.4%
2,400		Danaher Corp.	148,176
259,600		General Electric Co.	3,042,512
11,000		Illinois Tool Works, Inc.	410,740

			3,601,428

Oil & Gas: 20.3%
12,200		Anadarko Petroleum Corp.	553,758
8,200		Apache Corp.	591,630

Shares			Value

Oil & Gas: (continued)
15,400		Chesapeake Energy Corp.	$305,382
49,100		Chevron Corp.	3,252,875
36,300		ConocoPhillips	1,526,778
10,900		Devon Energy Corp.	594,050
6,100		EOG Resources, Inc.	414,312
88,800		ExxonMobil Corp.	6,208,008
7,100		Hess Corp.	381,625
17,400		Marathon Oil Corp.	524,262
19,900		Occidental Petroleum Corp.	1,309,619
12,700		Valero Energy Corp.	214,503
14,200		XTO Energy, Inc.	541,588

			16,418,390

Oil & Gas Services: 2.4%
7,600		Baker Hughes, Inc.	276,944
22,000		Halliburton Co.	455,400
10,300	@	National Oilwell Varco, Inc.	336,398
16,000		Schlumberger Ltd.	865,760

			1,934,502

Pharmaceuticals: 7.7%
21,700		Bristol-Myers Squibb Co.	440,727
8,800		Cardinal Health, Inc.	268,840
11,800		Eli Lilly & Co.	408,752
3,400		McKesson Corp.	149,600
42,300		Merck & Co., Inc.	1,182,708
165,400		Pfizer, Inc.	2,481,000
6,200		Schering-Plough Corp.	155,744
25,400		Wyeth	1,152,906

			6,240,277

Pipelines: 0.3%
14,200		Williams Cos., Inc.	221,662

			221,662

Retail: 2.8%
24,800		CVS Caremark Corp.	790,376
1,400		Gap, Inc.	22,960
38,800		Home Depot, Inc.	916,844
500	@, S	Kohl’s Corp.	21,375
24,700		Lowe’s Cos., Inc.	479,427

			2,230,982

Semiconductors: 1.5%
32,600		Applied Materials, Inc.	357,622
52,400		Intel Corp.	867,220

			1,224,842

Software: 0.1%
5,700	@	Activision Blizzard, Inc.	71,991

			71,991

Telecommunications: 8.0%
144,600		AT&T, Inc.	3,591,864
5,600		Corning, Inc.	89,936
52,600		Motorola, Inc.	348,738
68,600	@	Sprint Nextel Corp.	329,966
69,600		Verizon Communications, Inc.	2,138,808

			6,499,312

Transportation: 2.2%
6,400		Burlington Northern Santa Fe Corp.	470,656
9,600		CSX Corp.	332,448
7,600		FedEx Corp.	422,712

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP VALUE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value

Transportation: (continued)
7,800	Norfolk Southern Corp.	$293,826
5,800	Union Pacific Corp.	301,948

		1,821,590

	Total Common Stock (Cost $75,833,937)	78,692,141

REAL ESTATE INVESTMENT TRUSTS: 0.2%
Regional Malls: 0.2%
3,300	Simon Property Group, Inc.	169,719

	Total Real Estate Investment Trusts (Cost $171,261)	169,719

	Total Long-Term Investments (Cost $76,005,198)	78,861,860

SHORT-TERM INVESTMENTS: 2.6%
Affiliated Mutual Fund: 2.6%
2,069,000	S	ING Institutional Prime Money Market Fund - Class I		2,069,000

		Total Short-Term Investments (Cost $2,069,000)		2,069,000

		Total Investments in Securities (Cost $78,074,198)*	99.9%	$80,930,860
		Other Assets and Liabilities - Net	0.1	79,394

		Net Assets	100.0%	$81,010,254

@	Non-income producing security
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
*	Cost for federal income tax purposes is $78,074,261.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,901,944
Gross Unrealized Depreciation	(1,045,345)

Net Unrealized Appreciation	$2,856,599

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$78,692,141	$—	$—
Real Estate Investment Trusts	169,719	—	—
Short-Term Investments	2,069,000	—	—

Total	$80,930,860	$—	$—

Other Financial Instruments***	(22,143)	—	—

Total	$(22,143)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Russell™ Large Cap Value Index Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
S&P 500	9	09/17/09	$(22,143)

			$(22,143)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 92.7%
Advertising: 0.1%
5,850	@	Clear Channel Outdoor Holdings, Inc.	$31,005
68,650	@	Interpublic Group of Cos., Inc.	346,683
8,200	@, L	Lamar Advertising Co.	125,214

			502,902

Aerospace/Defense: 1.1%
4,700	@	Alliant Techsystems, Inc.	387,092
13,650	@	BE Aerospace, Inc.	196,014
17,750		Goodrich Corp.	886,968
16,750		L-3 Communications Holdings, Inc.	1,162,115
22,750		Rockwell Collins, Inc.	949,358
15,050	@	Spirit Aerosystems Holdings, Inc.	206,787
5,700	@	TransDigm Group, Inc.	206,340

			3,994,674

Agriculture: 0.8%
17,550	L	Bunge Ltd.	1,057,388
24,150		Lorillard, Inc.	1,636,646

			2,694,034

Airlines: 0.5%
40,800	@	AMR Corp.	164,016
17,700	@	Continental Airlines, Inc.	156,822
4,300	@@	Copa Holdings SA	175,526
110,762	@	Delta Airlines, Inc.	641,312
106,300		Southwest Airlines Co.	715,399

			1,853,075

Shares			Value

Apparel: 0.7%
45,600		Coach, Inc.	$1,225,728
13,600	@	Hanesbrands, Inc.	204,136
7,900		Polo Ralph Lauren Corp.	422,966
12,650		VF Corp.	700,178

			2,553,008

Auto Manufacturers: 0.1%
9,000	@	Navistar International Corp.	392,400
10,700		Oshkosh Truck Corp.	155,578

			547,978

Auto Parts & Equipment: 0.4%
12,200	@@	Autoliv, Inc.	350,994
16,750		BorgWarner, Inc.	572,013
2,950	@, S	Federal Mogul Corp.	27,878
34,650	@	Goodyear Tire & Rubber Co.	390,159
7,150	@	TRW Automotive Holdings Corp.	80,795
9,200		WABCO Holdings, Inc.	162,840

			1,584,679

Banks: 2.1%
18,350		Associated Banc-Corp.	229,375
11,950		Bancorpsouth, Inc.	245,334
6,900		Bank of Hawaii Corp.	247,227
2,950	L	BOK Financial Corp.	111,127
32,750		CapitalSource, Inc.	159,820
6,150		City National Corp.	226,505
21,700		Comerica, Inc.	458,955
8,662		Commerce Bancshares, Inc.	275,711
7,400		Cullen/Frost Bankers, Inc.	341,288
82,750		Fifth Third Bancorp.	587,525
900		First Citizens BancShares, Inc.	120,285
30,879		First Horizon National Corp.	370,548
25,150		Fulton Financial Corp.	131,032
62,300		Huntington Bancshares, Inc.	260,414
74,050		Keycorp	388,022
10,300	L	M&T Bank Corp.	524,579
38,250		Marshall & Ilsley Corp.	183,600
40,400	@@, L	Popular, Inc.	88,880
165,750		Regions Financial Corp.	669,630
48,900		SunTrust Bank	804,405
37,400		Synovus Financial Corp.	111,826
18,350	L	TCF Financial Corp.	245,340
20,364	L	Valley National Bancorp.	238,259
9,700		Whitney Holding Corp.	88,852
9,950		Wilmington Trust Corp.	135,917
16,550	L	Zions Bancorp.	191,318

			7,435,774

Beverages: 1.4%
12,912		Brown-Forman Corp.	554,958
6,350	@, S	Central European Distribution Corp.	168,720
44,300		Coca-Cola Enterprises, Inc.	737,595
27,250	@	Constellation Brands, Inc.	345,530
36,450	@	Dr Pepper Snapple Group, Inc.	772,376
4,300	@	Green Mountain Coffee Roasters, Inc.	254,216
9,900	@	Hansen Natural Corp.	305,118
18,350		Molson Coors Brewing Co.	776,756

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Beverages: (continued)
20,150		Pepsi Bottling Group, Inc.	$681,876
8,100		PepsiAmericas, Inc.	217,161

			4,814,306

Biotechnology: 1.7%
1,000	@	Abraxis Bioscience, Inc.	36,860
11,800	@	Alexion Pharmaceuticals, Inc.	485,216
20,250	@, L	Amylin Pharmaceuticals, Inc.	273,375
2,800	@	Bio-Rad Laboratories, Inc.	211,344
9,500	@	Charles River Laboratories International, Inc.	320,625
16,600	@	Dendreon Corp.	412,510
17,650	@	Illumina, Inc.	687,291
25,061	@	Life Technologies Corp.	1,045,545
8,000	@	Millipore Corp.	561,680
13,700	@	Myriad Genetics, Inc.	488,405
8,300	@	OSI Pharmaceuticals, Inc.	234,309
3,300	@	United Therapeutics Corp.	274,989
24,800	@	Vertex Pharmaceuticals, Inc.	883,872

			5,916,021

Building Materials: 0.5%
2,900	@	Armstrong World Industries, Inc.	47,821
6,250		Eagle Materials, Inc.	157,750
6,650		Lennox International, Inc.	213,532
6,350		Martin Marietta Materials, Inc.	500,888
51,500		Masco Corp.	493,370
12,300	@	Owens Corning, Inc.	157,194
5,850	@	USG Corp.	58,910

			1,629,465

Chemicals: 2.6%
11,650		Airgas, Inc.	472,175
13,100		Albemarle Corp.	334,967
10,600		Ashland, Inc.	297,330
9,400		Cabot Corp.	118,252
20,550		Celanese Corp.	488,063
6,900		CF Industries Holdings, Inc.	511,566
6,800		Cytec Industries, Inc.	126,616
10,400		Eastman Chemical Co.	394,160
33,950		Ecolab, Inc.	1,323,711
10,400		FMC Corp.	491,920
23,250		Huntsman Corp.	116,948
11,300		International Flavors & Fragrances, Inc.	369,736
5,900	@	Intrepid Potash, Inc.	165,672
9,700		Lubrizol Corp.	458,907
23,650		PPG Industries, Inc.	1,038,235
18,450		RPM International, Inc.	259,038
14,250		Sherwin-Williams Co.	765,938
17,550		Sigma-Aldrich Corp.	869,778
14,350		Terra Industries, Inc.	347,557
800		Valhi, Inc.	5,944
14,350		Valspar Corp.	323,306

			9,279,819

Coal: 0.6%
10,200	@	Alpha Natural Resources, Inc.	267,954
20,700		Arch Coal, Inc.	318,159
25,950		Consol Energy, Inc.	881,262
6,450		Foundation Coal Holdings, Inc.	181,310

Shares			Value

Coal: (continued)
12,300		Massey Energy Co.	$240,342
7,600		Walter Industries, Inc.	275,424

			2,164,451

Commercial Services: 4.2%
6,900		Aaron Rents, Inc.	205,758
8,350	@, L	Alliance Data Systems Corp.	343,937
19,050	@	Apollo Group, Inc. - Class A	1,354,836
6,550	@	Brink’s Home Security Holdings, Inc.	185,431
10,500	@	Career Education Corp.	261,345
14,050	@	Convergys Corp.	130,384
16,550	@	Corrections Corp. of America	281,185
8,900		DeVry, Inc.	445,356
18,150		Equifax, Inc.	473,715
7,350	@	FTI Consulting, Inc.	372,792
9,000	@, @@	Genpact Ltd.	105,750
11,500		Global Payments, Inc.	430,790
48,700		H&R Block, Inc.	839,101
26,850	@, L	Hertz Global Holdings, Inc.	214,532
11,950	@	Hewitt Associates, Inc.	355,871
8,900		Hillenbrand, Inc.	148,096
5,200		Interactive Data Corp.	120,328
25,850	@	Iron Mountain, Inc.	743,188
5,450	@	ITT Educational Services, Inc.	548,597
13,700		Lender Processing Services, Inc.	380,449
11,200		Manpower, Inc.	474,208
18,050	@	Monster Worldwide, Inc.	213,171
26,950		Moody’s Corp.	710,133
2,800	@, L	Morningstar, Inc.	115,444
46,200		Paychex, Inc.	1,164,240
15,050		Pharmaceutical Product Development, Inc.	349,461
28,350	@	Quanta Services, Inc.	655,736
21,900		Robert Half International, Inc.	517,278
29,450		RR Donnelley & Sons Co.	342,209
29,800	@	SAIC, Inc.	552,790
17,350		SEI Investments Co.	312,994
36,000		Service Corp. International	197,280
2,000	L	Strayer Education, Inc.	436,220
23,250		Total System Services, Inc.	311,318
920		Washington Post	324,006
4,800		Weight Watchers International, Inc.	123,696

			14,741,625

Computers: 2.8%
13,100	@	Affiliated Computer Services, Inc.	581,902
55,500	@	Brocade Communications Systems, Inc.	434,010
37,850	@	Cadence Design Systems, Inc.	223,315
41,900	@	Cognizant Technology Solutions Corp.	1,118,730
21,700	@	Computer Sciences Corp.	961,310
9,500		Diebold, Inc.	250,420
5,550	@	DST Systems, Inc.	205,073
6,850	@	IHS, Inc.	341,610
11,200	@	Lexmark International, Inc.	177,520
11,500	@	Micros Systems, Inc.	291,180
22,800	@	NCR Corp.	269,724
47,750	@	NetApp, Inc.	941,630
32,600	@	Sandisk Corp.	478,894

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Computers: (continued)
70,550		Seagate Technology, Inc.	$737,953
107,350	@	Sun Microsystems, Inc.	989,767
20,700	@	Synopsys, Inc.	403,857
24,750	@	Teradata Corp.	579,893
32,000	@	Western Digital Corp.	848,000

			9,834,788

Cosmetics/Personal Care: 0.7%
12,250		Alberto-Culver Co.	311,518
61,250		Avon Products, Inc.	1,579,025
15,950		Estee Lauder Cos., Inc.	521,087

			2,411,630

Distribution/Wholesale: 0.9%
18,950	L	Fastenal Co.	628,572
22,850		Genuine Parts Co.	766,846
23,200	@	Ingram Micro, Inc.	406,000
20,150	@	LKQ Corp.	331,468
7,200	@	Tech Data Corp.	235,512
6,050	@	Wesco International, Inc.	151,492
8,800		WW Grainger, Inc.	720,544

			3,240,434

Diversified Financial Services: 3.4%
5,950	@	Affiliated Managers Group, Inc.	346,231
12,850	@, L	AmeriCredit Corp.	174,118
31,400		Ameriprise Financial, Inc.	762,078
55,800		CIT Group, Inc.	119,970
69,150		Discover Financial Services	710,171
16,750		Eaton Vance Corp.	448,063
12,650		Federated Investors, Inc.	304,739
27,250	L	GLG Partners, Inc.	111,453
2,900		Greenhill & Co., Inc.	209,409
5,800	@	Interactive Brokers Group, Inc.	90,074
10,400	@	IntercontinentalExchange, Inc.	1,188,096
59,600		Invesco Ltd.	1,062,072
6,250	@	Investment Technology Group, Inc.	127,438
23,150		Janus Capital Group, Inc.	263,910
16,650		Jefferies Group, Inc.	355,145
11,000	@@	Lazard Ltd.	296,120
20,150		Legg Mason, Inc.	491,257
19,450	@	Nasdaq Stock Market, Inc.	414,480
37,300		NYSE Euronext	1,016,425
14,100		Raymond James Financial, Inc.	242,661
67,100	@	SLM Corp.	689,117
600		Student Loan Corp.	22,320
36,650		T. Rowe Price Group, Inc.	1,527,206
37,550	@	TD Ameritrade Holding Corp.	658,627
12,350		Waddell & Reed Financial, Inc.	325,670

			11,956,850

Electric: 6.0%
95,600	@	AES Corp.	1,109,916
24,300		Allegheny Energy, Inc.	623,295
15,900		Alliant Energy Corp.	415,467
30,650		Ameren Corp.	762,879
48,000	@	Calpine Corp.	535,200
32,550		CMS Energy Corp.	393,204
39,350		Consolidated Edison, Inc.	1,472,477
26,150		Constellation Energy Group, Inc.	695,067
16,650		DPL, Inc.	385,781
23,550		DTE Energy Co.	753,600

Shares			Value

Electric: (continued)
71,450	@	Dynegy, Inc. - Class A	$162,192
46,700		Edison International	1,469,182
19,350		Great Plains Energy, Inc.	300,893
13,150		Hawaiian Electric Industries	250,639
11,000		Integrys Energy Group, Inc.	329,890
7,100		ITC Holdings Corp.	322,056
26,350		MDU Resources Group, Inc.	499,860
20,650	@	Mirant Corp.	325,031
25,100		Northeast Utilities	559,981
38,050	@	NRG Energy, Inc.	987,778
15,350		NSTAR	492,889
33,600		NV Energy, Inc.	362,544
13,800		OGE Energy Corp.	390,816
2,800		Ormat Technologies, Inc.	112,868
31,550		Pepco Holdings, Inc.	424,032
14,550		Pinnacle West Capital Corp.	438,683
54,000		PPL Corp.	1,779,840
40,000		Progress Energy, Inc.	1,513,200
50,250	@	RRI Energy, Inc.	251,753
17,450		SCANA Corp.	566,602
30,550		TECO Energy, Inc.	364,462
15,600		Westar Energy, Inc.	292,812
16,750		Wisconsin Energy Corp.	681,893
65,350		Xcel Energy, Inc.	1,203,094

			21,229,876

Electrical Components & Equipment: 0.6%
15,450		Ametek, Inc.	534,261
9,900	@	Energizer Holdings, Inc.	517,176
7,500	@	General Cable Corp.	281,850
8,100		Hubbell, Inc.	259,686
18,850		Molex, Inc.	293,118
13,800	@, L	Sunpower Corp. - Class A	367,632

			2,253,723

Electronics: 1.9%
49,200	@	Agilent Technologies, Inc.	999,252
24,550		Amphenol Corp.	776,762
17,150	@	Arrow Electronics, Inc.	364,266
21,700	@	Avnet, Inc.	456,351
7,050		AVX Corp.	70,007
7,500	@	Dolby Laboratories, Inc.	279,600
21,550	@	Flir Systems, Inc.	486,168
16,150	@@, L	Garmin Ltd.	384,693
19,700	S	Gentex Corp.	228,520
5,700	@	Itron, Inc.	313,899
26,950		Jabil Circuit, Inc.	199,969
4,800	@, @@	Mettler Toledo International, Inc.	370,320
8,100		National Instruments Corp.	182,736
16,750		PerkinElmer, Inc.	291,450
7,600	@	Thomas & Betts Corp.	219,336
17,150	@	Trimble Navigation Ltd.	336,655
26,750	@	Vishay Intertechnology, Inc.	181,633
13,850	@	Waters Corp.	712,860

			6,854,477

Energy - Alternate Sources: 0.1%
18,550	@	Covanta Holding Corp.	314,608

			314,608

Engineering & Construction: 1.3%
13,550	@	Aecom Technology Corp.	433,600
25,850		Fluor Corp.	1,325,847

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Engineering & Construction: (continued)
17,750	@	Jacobs Engineering Group, Inc.	$747,098
23,000		KBR, Inc.	424,120
32,750	@	McDermott International, Inc.	665,153
11,950	@	Shaw Group, Inc.	327,550
11,950	@	URS Corp.	591,764

			4,515,132

Entertainment: 0.5%
10,400	@	DreamWorks Animation SKG, Inc.	286,936
42,500		International Game Technology	675,750
4,300		International Speedway Corp.	110,123
9,600	@	Penn National Gaming, Inc.	279,456
11,500		Regal Entertainment Group	152,835
9,200	@	Scientific Games Corp.	145,084
6,400	@	Warner Music Group Corp.	37,440

			1,687,624

Environmental Control: 0.7%
19,800		Nalco Holding Co.	333,432
46,210		Republic Services, Inc.	1,127,986
12,150	@	Stericycle, Inc.	626,090
11,500	@	Waste Connections, Inc.	297,965

			2,385,473

Food: 3.3%
28,200		Campbell Soup Co.	829,644
64,200		ConAgra Foods, Inc.	1,223,652
10,700		Corn Products International, Inc.	286,653
25,850	@	Dean Foods Co.	496,062
28,350		Del Monte Foods Co.	265,923
11,100		Flowers Foods, Inc.	242,424
22,100		Hershey Co.	795,600
45,100		HJ Heinz Co.	1,610,070
10,000		Hormel Foods Corp.	345,400
16,950		JM Smucker Co.	824,787
18,650		McCormick & Co., Inc.	606,685
8,100	@	Ralcorp Holdings, Inc.	493,452
61,100		Safeway, Inc.	1,244,607
99,850		Sara Lee Corp.	974,536
17,450	@, L	Smithfield Foods, Inc.	243,777
32,950		Supervalu, Inc.	426,703
43,300		Tyson Foods, Inc.	546,013
15,650	L	Whole Foods Market, Inc.	297,037

			11,753,025

Forest Products & Paper: 0.6%
62,050		International Paper Co.	938,817
24,550		MeadWestvaco Corp.	402,866
30,350		Weyerhaeuser Co.	923,551

			2,265,234

Gas: 1.5%
11,100		AGL Resources, Inc.	352,980
13,200		Atmos Energy Corp.	330,528
50,100		CenterPoint Energy, Inc.	555,108
10,300		Energen Corp.	410,970
10,200		National Fuel Gas Co.	368,016
39,350		NiSource, Inc.	458,821
35,050		Sempra Energy	1,739,532
15,950		Southern Union Co.	293,321
15,550		UGI Corp.	396,370
11,600		Vectren Corp.	271,788

			5,177,434

Shares			Value

Hand/Machine Tools: 0.4%
8,600		Black & Decker Corp.	$246,476
10,500		Kennametal, Inc.	201,390
6,150		Lincoln Electric Holdings, Inc.	221,646
8,300		Snap-On, Inc.	238,542
11,300		Stanley Works	382,392

			1,290,446

Healthcare - Products: 2.6%
10,400		Beckman Coulter, Inc.	594,256
6,450		Cooper Cos., Inc.	159,509
14,250		CR Bard, Inc.	1,060,913
21,300		Densply International, Inc.	650,076
8,000	@	Edwards Lifesciences Corp.	544,240
7,500	@	Gen-Probe, Inc.	322,350
12,900	@	Henry Schein, Inc.	618,555
9,000		Hill-Rom Holdings, Inc.	145,980
36,850	@	Hologic, Inc.	524,376
23,050	@	Hospira, Inc.	887,886
8,500	@	Idexx Laboratories, Inc.	392,700
5,450	@, L	Intuitive Surgical, Inc.	891,947
11,300	@	Inverness Medical Innovations, Inc.	402,054
8,800	@	Kinetic Concepts, Inc.	239,800
14,450	@	Patterson Cos., Inc.	313,565
10,800	@	Resmed, Inc.	439,884
5,350		Techne Corp.	341,384
17,950	@	Varian Medical Systems, Inc.	630,763

			9,160,238

Healthcare - Services: 2.1%
5,600	L	Brookdale Senior Living, Inc.	54,544
39,100		Cigna Corp.	941,919
13,250	@	Community Health Systems, Inc.	334,563
9,200	@	Covance, Inc.	452,640
21,300	@	Coventry Health Care, Inc.	398,523
14,850	@	DaVita, Inc.	734,481
35,450	@	Health Management Associates, Inc.	175,123
14,850	@	Health Net, Inc.	230,918
24,300	@	Humana, Inc.	783,918
15,500	@	Laboratory Corp. of America Holdings	1,050,745
7,800	@	LifePoint Hospitals, Inc.	204,750
9,900	@	Lincare Holdings, Inc.	232,848
6,550	@	Mednax, Inc.	275,952
22,250		Quest Diagnostics	1,255,568
68,850	@	Tenet Healthcare Corp.	194,157
6,550		Universal Health Services, Inc.	319,968

			7,640,617

Holding Companies - Diversified: 0.2%
26,850	@	Leucadia National Corp.	566,267

			566,267

Home Builders: 0.6%
17,850		Centex Corp.	151,011
39,800		D.R. Horton, Inc.	372,528
11,000		KB Home	150,480
19,550		Lennar Corp.	189,440
5,400		MDC Holdings, Inc.	162,594
820	@	NVR, Inc.	411,960
30,650		Pulte Homes, Inc.	270,640

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Home Builders: (continued)
5,100		Thor Industries, Inc.	$93,687
19,550	@	Toll Brothers, Inc.	331,764

			2,134,104

Home Furnishings: 0.2%
8,400		Harman International Industries, Inc.	157,920
10,600		Whirlpool Corp.	451,136

			609,056

Household Products/Wares: 0.9%
16,150		Avery Dennison Corp.	414,732
10,050		Church & Dwight Co., Inc.	545,816
19,950		Clorox Co.	1,113,809
21,600		Fortune Brands, Inc.	750,384
12,600	@	Jarden Corp.	236,250
6,450		Scotts Miracle-Gro Co.	226,073

			3,287,064

Housewares: 0.2%
39,800		Newell Rubbermaid, Inc.	414,318
5,100	L	Toro Co.	152,490

			566,808

Insurance: 5.4%
726	@	Alleghany Corp.	196,746
7,150		Allied World Assurance Holdings Ltd.	291,935
12,300		American Financial Group, Inc.	265,434
347,000		American International Group, Inc.	402,520
2,300		American National Insurance	173,834
39,700		AON Corp.	1,503,439
7,550	@, @@	Arch Capital Group Ltd.	442,279
14,400		Arthur J. Gallagher & Co.	307,296
11,900	@@	Aspen Insurance Holdings Ltd.	265,846
16,850		Assurant, Inc.	405,917
20,400	@@	Axis Capital Holdings Ltd.	534,072
16,750		Brown & Brown, Inc.	333,828
20,750		Cincinnati Financial Corp.	463,763
3,850		CNA Financial Corp.	59,560
7,100	@@	Endurance Specialty Holdings Ltd.	208,030
4,200		Erie Indemnity Co.	150,192
8,800	@@	Everest Re Group Ltd.	629,816
33,650		Fidelity National Title Group, Inc.	455,285
13,400		First American Corp.	347,194
62,100		Genworth Financial, Inc.	434,079
7,300		Hanover Insurance Group, Inc.	278,203
46,700		Hartford Financial Services Group, Inc.	554,329
16,050		HCC Insurance Holdings, Inc.	385,361
36,750		Lincoln National Corp.	632,468
1,380	@	Markel Corp.	388,746
74,950		Marsh & McLennan Cos., Inc.	1,508,744
18,850	@, L	MBIA, Inc.	81,621
3,850		Mercury General Corp.	128,706
2,400		Odyssey Re Holdings Corp.	95,952
34,500		Old Republic International Corp.	339,825
3,350		OneBeacon Insurance Group Ltd.	39,162

Shares			Value

Insurance: (continued)
8,100	@@	PartnerRe Ltd.	$526,095
44,550		Principal Financial Group, Inc.	839,322
97,700	@	Progressive Corp.	1,476,247
12,300		Protective Life Corp.	140,712
10,400		Reinsurance Group of America, Inc.	363,064
8,900	@@	RenaissanceRe Holdings Ltd.	414,206
7,050		Stancorp Financial Group, Inc.	202,194
11,900		Torchmark Corp.	440,776
3,950		Transatlantic Holdings, Inc.	171,154
6,050		Unitrin, Inc.	72,721
47,550		UnumProvident Corp.	754,143
5,700		Validus Holdings Ltd.	125,286
200		Wesco Financial Corp.	58,200
1,130		White Mountains Insurance Group Ltd.	258,668
19,300		WR Berkley Corp.	414,371
49,100	@@	XL Capital, Ltd.	562,686

			19,124,027

Internet: 1.5%
24,800	@	Akamai Technologies, Inc.	475,664
14,854	@, L	Emdeon Corp.	194,587
5,400	@	Equinix, Inc.	392,796
26,350	@	Expedia, Inc.	398,149
11,250	@	F5 Networks, Inc.	389,138
15,650	@	IAC/InterActiveCorp	251,183
85,600	@	Liberty Media Corp. - Interactive - Class A	428,856
22,300	@	McAfee, Inc.	940,837
6,100	@	NetFlix, Inc.	252,174
5,950	@	Priceline.com, Inc.	663,723
4,350	@, @@	Sohucom, Inc.	273,311
27,650	@	VeriSign, Inc.	510,972
1,200	@	WebMD Health Corp.	35,904

			5,207,294

Iron/Steel: 0.8%
15,650		AK Steel Holding Corp.	300,324
14,050		Allegheny Technologies, Inc.	490,767
6,350		Carpenter Technology Corp.	132,144
18,750		Cliffs Natural Resources, Inc.	458,813
9,000		Reliance Steel & Aluminum Co.	345,510
3,050		Schnitzer Steel Industries, Inc.	161,223
26,150		Steel Dynamics, Inc.	385,190
20,600		United States Steel Corp.	736,244

			3,010,215

Leisure Time: 0.3%
33,600		Harley-Davidson, Inc.	544,656
18,750		Royal Caribbean Cruises Ltd.	253,875
6,300	@	WMS Industries, Inc.	198,513

			997,044

Lodging: 0.8%
7,900	L	Boyd Gaming Corp.	67,150
4,100		Choice Hotels International, Inc.	109,101
43,000	@	Las Vegas Sands Corp.	337,980
42,713		Marriott International, Inc.	942,676
28,050	@	MGM Mirage	179,240
26,750		Starwood Hotels & Resorts Worldwide, Inc.	593,850

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Lodging: (continued)
25,550		Wyndham Worldwide Corp.	$309,666
9,600	@, L	Wynn Resorts Ltd.	338,880

			2,878,543

Machinery - Construction & Mining: 0.3%
10,800		Bucyrus International, Inc.	308,448
14,650		Joy Global, Inc.	523,298
15,150	@	Terex Corp.	182,861

			1,014,607

Machinery - Diversified: 1.2%
13,300	@	AGCO Corp.	386,631
29,000		Cummins, Inc.	1,021,090
8,000		Flowserve Corp.	558,480
7,400	@	Gardner Denver, Inc.	186,258
8,600		Graco, Inc.	189,372
11,550		IDEX Corp.	283,784
18,650		Manitowoc Co., Inc.	98,099
20,300		Rockwell Automation, Inc.	652,036
13,000		Roper Industries, Inc.	589,030
6,800		Wabtec Corp.	218,756
8,500	@	Zebra Technologies Corp.	201,110

			4,384,646

Media: 1.7%
33,700		Cablevision Systems Corp.	654,117
87,100		CBS Corp. - Class B	602,732
4,900	@, @@, L	Central European Media Enterprises Ltd.	96,481
4,900	@, @@	CTC Media, Inc.	57,918
40,400	@	Discovery Communications, Inc. - Class C	829,412
28,800	@	Dish Network Corp.	466,848
5,950	L	Factset Research Systems, Inc.	296,727
33,250		Gannett Co., Inc.	118,703
5,950		John Wiley & Sons, Inc.	197,838
38,200	@	Liberty Global, Inc.	606,998
11,550	@	Liberty Media Corp. - Capital Shares A	156,618
45,150		McGraw-Hill Cos., Inc.	1,359,467
4,850		Meredith Corp.	123,918
14,900	L	New York Times Co.	82,099
12,550		Scripps Networks Interactive - Class A	349,267

			5,999,143

Metal Fabricate/Hardware: 0.6%
16,150		Commercial Metals Co.	258,885
20,050		Precision Castparts Corp.	1,464,252
13,850		Timken Co.	236,558
3,000		Valmont Industries, Inc.	216,240

			2,175,935

Mining: 0.4%
4,700		Compass Minerals International, Inc.	258,077
5,200		Royal Gold, Inc.	216,840
12,250		Titanium Metals Corp.	112,578
15,900		Vulcan Materials Co.	685,290

			1,272,785

Shares			Value

Miscellaneous Manufacturing: 2.5%
9,700		Aptargroup, Inc.	$327,569
6,550		Brink’s Co.	190,147
8,800		Carlisle Cos., Inc.	211,552
23,850		Cooper Industries Ltd.	740,543
7,100		Crane Co.	158,401
11,100		Donaldson Co., Inc.	384,504
26,650		Dover Corp.	881,849
23,750		Eaton Corp.	1,059,488
11,550		Harsco Corp.	326,865
26,150		ITT Corp.	1,163,675
22,450		Leggett & Platt, Inc.	341,914
16,850		Pall Corp.	447,536
23,000		Parker Hannifin Corp.	988,080
14,150		Pentair, Inc.	362,523
7,000		SPX Corp.	342,790
5,750		Teleflex, Inc.	257,773
41,550		Textron, Inc.	401,373
11,300		Trinity Industries, Inc.	153,906

			8,740,488

Office/Business Equipment: 0.4%
29,650		Pitney Bowes, Inc.	650,225
124,050		Xerox Corp.	803,844

			1,454,069

Oil & Gas: 4.7%
8,000	@	Atwood Oceanics, Inc.	199,280
14,850		Cabot Oil & Gas Corp.	455,004
11,950		Cimarex Energy Co.	338,663
3,550	@	CNX Gas Corp.	93,259
6,700	@	Comstock Resources, Inc.	221,435
10,900	@	Concho Resources, Inc.	312,721
4,400	@, L	Continental Resources, Inc.	122,100
35,750	@	Denbury Resources, Inc.	526,598
9,900	L	Diamond Offshore Drilling	822,195
7,600	@	Encore Acquisition Co.	234,460
20,350		ENSCO International, Inc.	709,605
18,750		EQT Corp.	654,563
20,000	@	EXCO Resources, Inc.	258,400
16,000	@	Forest Oil Corp.	238,720
15,050		Frontier Oil Corp.	197,306
15,150		Helmerich & Payne, Inc.	467,681
6,150		Holly Corp.	110,577
12,950	@	Mariner Energy, Inc.	152,163
27,350		Murphy Oil Corp.	1,485,652
40,600	@, @@	Nabors Industries Ltd.	632,548
19,050	@	Newfield Exploration Co.	622,364
24,850		Noble Energy, Inc.	1,465,405
22,000		Patterson-UTI Energy, Inc.	282,920
39,500	@	PetroHawk Energy Corp.	880,850
16,350		Pioneer Natural Resources Co.	416,925
17,250	@	Plains Exploration & Production Co.	471,960
24,900	@	Pride International, Inc.	623,994
24,950		Questar Corp.	774,947
16,850	@, L	Quicksilver Resources, Inc.	156,537
22,500		Range Resources Corp.	931,725
16,250		Rowan Cos., Inc.	313,950
17,850	@	SandRidge Energy, Inc.	152,082
9,000		St. Mary Land & Exploration Co.	187,830
16,750		Sunoco, Inc.	388,600
19,850		Tesoro Corp.	252,691

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Oil & Gas: (continued)
5,850	@	Unit Corp.	$161,285
7,250	@	Whiting Petroleum Corp.	254,910

			16,571,905

Oil & Gas Services: 1.3%
41,900		BJ Services Co.	571,097
31,100	@	Cameron International Corp.	880,130
11,850	@	Dresser-Rand Group, Inc.	309,285
9,000	@	Exterran Holdings, Inc.	144,360
17,750	@	FMC Technologies, Inc.	667,045
14,100	@	Helix Energy Solutions Group, Inc.	153,267
7,800	@	Oceaneering International, Inc.	352,560
7,150	@	Oil States International, Inc.	173,102
2,900	@	SEACOR Holdings, Inc.	218,196
31,450		Smith International, Inc.	809,838
11,200	@	Superior Energy Services	193,424

			4,472,304

Packaging & Containers: 1.1%
13,450		Ball Corp.	607,402
14,350		Bemis Co.	361,620
22,950	@	Crown Holdings, Inc.	554,013
4,800		Greif, Inc. - Class A	212,256
24,150	@	Owens-Illinois, Inc.	676,442
14,750		Packaging Corp. of America	238,950
18,950	@	Pactiv Corp.	411,215
22,750		Sealed Air Corp.	419,738
14,350		Sonoco Products Co.	343,683
15,250		Temple-Inland, Inc.	200,080

			4,025,399

Pharmaceuticals: 1.9%
43,300		AmerisourceBergen Corp.	768,142
14,350	@	BioMarin Pharmaceuticals, Inc.	224,004
10,600	@	Cephalon, Inc.	600,490
16,850	@	Endo Pharmaceuticals Holdings, Inc.	301,952
43,300	@	Forest Laboratories, Inc.	1,087,263
8,800	@@	Herbalife Ltd.	277,552
35,550	@	King Pharmaceuticals, Inc.	342,347
5,000	@	Mead Johnson Nutrition Co.	158,850
43,800	@, L	Mylan Laboratories	571,590
7,700	@	NBTY, Inc.	216,524
16,950		Omnicare, Inc.	436,632
11,400		Perrigo Co.	316,692
15,650	@	Sepracor, Inc.	271,058
9,800	@	Valeant Pharmaceuticals International	252,056
12,150	@	VCA Antech, Inc.	324,405
12,900	@	Warner Chilcott Ltd.	169,635
15,150	@	Watson Pharmaceuticals, Inc.	510,404

			6,829,596

Pipelines: 0.8%
100,600		El Paso Corp.	928,538
15,150		Oneok, Inc.	446,774
92,500		Spectra Energy Corp.	1,565,100

			2,940,412

Real Estate: 0.3%
31,350	@	CB Richard Ellis Group, Inc.	293,436
15,700		Forest City Enterprises, Inc.	103,620

Shares			Value

Real Estate: (continued)
5,000		Jones Lang LaSalle, Inc.	$163,650
13,300	@	St. Joe Co.	352,317

			913,023

Retail: 5.4%
12,550	L	Abercrombie & Fitch Co.	318,645
13,700		Advance Auto Parts, Inc.	568,413
9,700	@	Aeropostale, Inc.	332,419
24,450		American Eagle Outfitters	346,457
10,450	@, L	Autonation, Inc.	181,308
4,650	@	Autozone, Inc.	702,662
5,300		Barnes & Noble, Inc.	109,339
37,450	@	Bed Bath & Beyond, Inc.	1,151,588
11,800	@	Big Lots, Inc.	248,154
7,900	@	BJ’s Wholesale Club, Inc.	254,617
14,650		Brinker International, Inc.	249,490
15,300		Burger King Holdings, Inc.	264,231
31,600	@, L	Carmax, Inc.	464,520
25,400	@	Chico’s FAS, Inc.	247,142
4,600	@, L	Chipotle Mexican Grill, Inc.	368,000
9,600	@	Copart, Inc.	332,832
19,650		Darden Restaurants, Inc.	648,057
12,350	@	Dick’s Sporting Goods, Inc.	212,420
12,900	@	Dollar Tree, Inc.	543,090
20,150		Family Dollar Stores, Inc.	570,245
22,300		Foot Locker, Inc.	233,481
23,650	@	GameStop Corp.	520,537
8,400		Guess ?, Inc.	216,552
31,900		JC Penney Co., Inc.	915,849
38,050		Limited Brands, Inc.	455,459
60,350		Macy’s, Inc.	709,716
6,150		MSC Industrial Direct Co.	218,202
23,650		Nordstrom, Inc.	470,399
39,450	@	Office Depot, Inc.	179,892
19,450	@	O’Reilly Automotive, Inc.	740,656
3,950	@	Panera Bread Co.	196,947
5,450	L	Penske Auto Group, Inc.	90,688
18,050		Petsmart, Inc.	387,353
7,400		Phillips-Van Heusen	212,306
17,950		RadioShack Corp.	250,582
83,950	@	Rite Aid Corp.	126,765
18,150		Ross Stores, Inc.	700,590
7,100	@, L	Sears Holding Corp.	472,292
12,250	@@, L	Signet Jewelers Ltd.	255,045
17,750		Tiffany & Co.	450,140
25,950	@@	Tim Hortons, Inc.	636,813
59,250		TJX Cos., Inc.	1,863,903
18,450	@	Urban Outfitters, Inc.	385,052
52,400		Wendy’s/Arby’s Group, Inc. - Class A	209,600
13,500		Williams-Sonoma, Inc.	160,245

			19,172,693

Savings & Loans: 0.8%
2,850		Capitol Federal Financial	109,241
21,500		First Niagara Financial Group, Inc.	245,530
67,100		Hudson City Bancorp., Inc.	891,759
49,500	L	New York Community Bancorp., Inc.	529,155
49,550		People’s United Financial, Inc.	745,232
11,850		TFS Financial Corp.	125,847
12,650		Washington Federal, Inc.	164,450

			2,811,214

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Semiconductors: 3.8%
80,200	@, L	Advanced Micro Devices, Inc.	$310,374
42,100		Altera Corp.	685,388
41,800		Analog Devices, Inc.	1,035,804
64,700	@	Atmel Corp.	241,331
12,800	@, L	Cree, Inc.	376,192
20,600	@	Cypress Semiconductor Corp.	189,520
17,750	@	Fairchild Semiconductor International, Inc.	124,073
23,750	@	Integrated Device Technology, Inc.	143,450
10,300	@	International Rectifier Corp.	152,543
17,550		Intersil Corp.	220,604
24,400		KLA-Tencor Corp.	616,100
18,150	@	Lam Research Corp.	471,900
31,900		Linear Technology Corp.	744,865
93,150	@	LSI Logic Corp.	424,764
14,500	@	Macrovision Solutions Corp.	316,245
73,850	@, @@	Marvell Technology Group Ltd.	859,614
43,700		Maxim Integrated Products	685,653
32,050	@	MEMC Electronic Materials, Inc.	570,811
26,250		Microchip Technology, Inc.	591,938
121,500	@	Micron Technology, Inc.	614,790
32,950		National Semiconductor Corp.	413,523
14,050	@	Novellus Systems, Inc.	234,635
78,350	@	Nvidia Corp.	884,572
60,300	@	ON Semiconductor Corp.	413,658
32,000	@	PMC - Sierra, Inc.	254,720
17,050	@	QLogic Corp.	216,194
14,950	@	Rambus, Inc.	231,576
6,450	@	Silicon Laboratories, Inc.	244,713
24,850	@	Teradyne, Inc.	170,471
10,500	@	Varian Semiconductor Equipment Associates, Inc.	251,895
39,300		Xilinx, Inc.	804,078

			13,495,994

Software: 3.6%
9,000	@	Allscripts Healthcare Solutions, Inc.	142,740
12,550	@	Ansys, Inc.	391,058
32,700	@	Autodesk, Inc.	620,646
26,550	@	BMC Software, Inc.	897,125
20,150		Broadridge Financial Solutions ADR	334,087
56,300		CA, Inc.	981,309
9,600	@, L	Cerner Corp.	597,984
25,950	@	Citrix Systems, Inc.	827,546
34,700	@	Compuware Corp.	238,042
7,600		Dun & Bradstreet Corp.	617,196
46,300	@	Electronic Arts, Inc.	1,005,636
27,450		Fidelity National Information Services, Inc.	547,902
22,350	@	Fiserv, Inc.	1,021,395
26,050		IMS Health, Inc.	330,835
46,350	@	Intuit, Inc.	1,305,216
12,800	@	Metavante Technologies, inc.	331,008
14,350	@	MSCI, Inc. - Class A	350,714
49,400	@	Novell, Inc.	223,782
31,150	@	Nuance Communications, Inc.	376,604
27,150	@	Red Hat, Inc.	546,530
15,550	@	Salesforce.com, Inc.	593,544
11,900	@	Sybase, Inc.	372,946

			12,653,845

Shares			Value

Telecommunications: 2.7%
27,750	@, @@	Amdocs Ltd.	$595,238
14,450	L	CenturyTel, Inc.	443,615
13,050	@, L	Ciena Corp.	135,068
9,200	@, L	Clearwire Corp.	50,876
11,900	@	CommScope, Inc.	312,494
41,700	@	Crown Castle International Corp.	1,001,634
5,450	@	EchoStar Holding Corp.	86,873
20,500		Embarq Corp.	862,230
44,800		Frontier Communications Corp.	319,872
18,950		Harris Corp.	537,422
30,250	@	JDS Uniphase Corp.	173,030
8,500	@	Leap Wireless International, Inc.	279,905
233,550	@	Level 3 Communications, Inc.	352,661
36,350	@	MetroPCS Communications, Inc.	483,819
10,400	@	NeuStar, Inc.	230,464
23,800	@	NII Holdings, Inc.	453,866
211,300		Qwest Communications International, Inc.	876,895
16,700	@	SBA Communications Corp.	409,818
13,050		Telephone & Data Systems, Inc.	369,315
56,850	@	Tellabs, Inc.	325,751
21,400	@	TW Telecom, Inc.	219,778
2,200	@	US Cellular Corp.	84,590
41,400		Virgin Media, Inc.	387,090
62,700		Windstream Corp.	524,172

			9,516,476

Textiles: 0.2%
18,850		Cintas Corp.	430,534
8,000	@	Mohawk Industries, Inc.	285,440

			715,974

Toys/Games/Hobbies: 0.4%
17,950		Hasbro, Inc.	435,108
7,000	@	Marvel Entertainment, Inc.	249,130
51,450		Mattel, Inc.	825,773

			1,510,011

Transportation: 1.4%
5,850		Alexander & Baldwin, Inc.	137,124
24,350		CH Robinson Worldwide, Inc.	1,269,853
6,650		Con-way, Inc.	234,812
30,450		Expeditors International Washington, Inc.	1,015,203
7,350	@@, L	Frontline Ltd.	179,046
12,500		JB Hunt Transport Services, Inc.	381,625
13,100	@	Kansas City Southern	211,041
7,700	@	Kirby Corp.	244,783
7,400		Landstar System, Inc.	265,734
3,350		Overseas Shipholding Group	114,034
8,000		Ryder System, Inc.	223,360
6,050	@@	Teekay Shipping Corp.	127,232
7,400		Tidewater, Inc.	317,238
14,350	@@	UTI Worldwide, Inc.	163,590

			4,884,675

Trucking & Leasing: 0.0%
6,750		GATX Corp.	173,610

			173,610

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Water: 0.1%
9,100		American Water Works Co., Inc.	$173,901
19,450		Aqua America, Inc.	348,155

			522,056

		Total Common Stock (Cost $365,157,779)	328,314,702

REAL ESTATE INVESTMENT TRUSTS: 4.9%
Apartments: 0.7%
16,812		Apartment Investment & Management Co.	148,786
11,440		AvalonBay Communities, Inc.	639,954
7,400		BRE Properties, Inc.	175,824
9,600		Camden Property Trust	264,960
39,250		Equity Residential	872,528
3,950		Essex Property Trust, Inc.	245,809
21,568		UDR, Inc.	222,797

			2,570,658

Diversified: 0.6%
10,900		Digital Realty Trust, Inc.	390,765
32,150		Duke Realty Corp.	281,956
15,100		Liberty Property Trust	347,904
21,906		Vornado Realty Trust	986,427

			2,007,052

Forest Products & Paper: 0.3%
23,350	L	Plum Creek Timber Co., Inc.	695,363
11,300		Rayonier, Inc.	410,755

			1,106,118

Health Care: 0.8%
39,450		HCP, Inc.	835,946
15,950		Health Care Real Estate Investment Trust, Inc.	543,895
14,750		Nationwide Health Properties, Inc.	379,665
17,300		Senior Housing Properties Trust	282,336
22,450		Ventas, Inc.	670,357

			2,712,199

Hotels: 0.2%
13,500	@	Hospitality Properties Trust	160,515
86,450	@	Host Hotels & Resorts, Inc.	725,316

			885,831

Mortgage: 0.4%
78,050		Annaly Capital Management, Inc.	1,181,677
96,200		Chimera Investment Corp.	335,738

			1,517,415

Office Property: 0.6%
5,700		Alexandria Real Estate Equities, Inc.	204,003
17,350		Boston Properties, Inc.	827,595
18,450		Brandywine Realty Trust	137,453
8,200		Corporate Office Properties Trust SBI MD	240,506
17,350		Douglas Emmett, Inc.	155,977
32,050		HRPT Properties Trust	130,123
11,200		Mack-Cali Realty Corp.	255,360
11,000		SL Green Realty Corp.	252,340

			2,203,357

Shares			Value

Regional Malls: 0.1%
11,441	L	Macerich Co.	$201,476
7,600		Taubman Centers, Inc.	204,136

			405,612

Shopping Centers: 0.4%
8,500		Federal Realty Investment Trust	437,920
54,050		Kimco Realty Corp.	543,203
11,500		Regency Centers Corp.	401,465
15,000		Weingarten Realty Investors	217,650

			1,600,238

Single Tenant: 0.1%
15,000		Realty Income Corp.	328,800

			328,800

Storage: 0.4%
19,250		Public Storage, Inc.	1,260,490

			1,260,490

Warehouse/Industrial: 0.3%
20,950		AMB Property Corp.	394,070
63,500		Prologis	511,810

			905,880

		Total Real Estate Investment Trusts (Cost $21,837,431)	17,503,650

RIGHTS: 0.0%
Pharmaceuticals: 0.0%
1,300	@@	Fresenius Kabi Pharmaceuticals Holding, Inc.	351

		Total Rights (Cost $—)	351

		Total Long-Term Investments (Cost $386,995,210)	345,818,703

SHORT-TERM INVESTMENTS: 28.6%
Affiliated Mutual Fund: 25.6%
90,590,000	S	ING Institutional Prime Money Market Fund - Class I	90,590,000

		Total Mutual Fund (Cost $90,590,000)	90,590,000

Principal Amount			Value
Securities Lending Collateralcc: 3.0%
$10,778,976	Bank of New York Mellon Corp. Institutional Cash Reserves		$10,725,208

	Total Securities Lending Collateral (Cost $10,778,976)		10,725,208

	Total Short-Term Investments (Cost $101,368,976)		101,315,208

	Total Investments in Securities (Cost $488,364,186)*	126.2%	$447,133,911
	Other Assets and Liabilities - Net	(26.2)	(92,813,993)

	Net Assets	100.0%	$354,319,918

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
*	Cost for federal income tax purposes is $500,517,179.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,819,050
Gross Unrealized Depreciation	(58,202,318)

Net Unrealized Depreciation	$(53,383,268)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$328,314,702	$—	$—
Real Estate Investment Trusts	17,503,650	—	—
Rights	351	—	—
Short-Term Investments	90,590,000	10,725,208	—

Total	$436,408,703	$10,725,208	$—

Other Financial Instruments***	(174,164)	—	—

Total	$(174,164)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Russell Mid Cap Index Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
S&P Mid 400 E-Mini	172	09/18/09	$(174,164)

			$(174,164)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 93.2%
Aerospace/Defense: 1.4%
1,900	@	Alliant Techsystems, Inc.	$156,484
2,600	@	BE Aerospace, Inc.	37,336
7,000		Goodrich Corp.	349,790
9,000		Rockwell Collins, Inc.	375,570
1,900	@	Spirit Aerosystems Holdings, Inc.	26,106
2,200	@	TransDigm Group, Inc.	79,640

			1,024,926

Agriculture: 0.8%
8,400		Lorillard, Inc.	569,268

			569,268

Airlines: 0.8%
16,100	@	AMR Corp.	64,722
7,000	@	Continental Airlines, Inc.	62,020
1,700	@@	Copa Holdings SA	69,394
43,700	@	Delta Airlines, Inc.	253,023
13,100		Southwest Airlines Co.	88,163

			537,322

Apparel: 1.1%
18,000		Coach, Inc.	483,840
5,400	@	Hanesbrands, Inc.	81,054
2,900		Polo Ralph Lauren Corp.	155,266
1,100		VF Corp.	60,885

			781,045

Auto Manufacturers: 0.2%
3,600	@	Navistar International Corp.	156,960

			156,960

Shares			Value

Auto Parts & Equipment: 0.6%
6,100		BorgWarner, Inc.	$208,315
400	@	Federal Mogul Corp.	3,780
13,700	@	Goodyear Tire & Rubber Co.	154,262
700	@	TRW Automotive Holdings Corp.	7,910
3,200		WABCO Holdings, Inc.	56,640

			430,907

Banks: 0.1%
400		BOK Financial Corp.	15,068
2,100		CapitalSource, Inc.	10,248
1,200		Commerce Bancshares, Inc.	38,196

			63,512

Beverages: 1.2%
4,200		Brown-Forman Corp.	180,516
14,900		Coca-Cola Enterprises, Inc.	248,085
1,700	@	Green Mountain Coffee Roasters, Inc.	100,504
3,900	@	Hansen Natural Corp.	120,198
400		Molson Coors Brewing Co.	16,932
6,400		Pepsi Bottling Group, Inc.	216,576

			882,811

Biotechnology: 3.1%
400	@	Abraxis Bioscience, Inc.	14,744
4,600	@	Alexion Pharmaceuticals, Inc.	189,152
8,000	@	Amylin Pharmaceuticals, Inc.	108,000
1,100	@	Bio-Rad Laboratories, Inc.	83,028
2,500	@	Charles River Laboratories International, Inc.	84,375
6,500	@	Dendreon Corp.	161,525
7,000	@	Illumina, Inc.	272,580
8,800	@	Life Technologies Corp.	367,136
3,100	@	Millipore Corp.	217,651
5,400	@	Myriad Genetics, Inc.	192,510
3,300	@	OSI Pharmaceuticals, Inc.	93,159
1,300	@	United Therapeutics Corp.	108,329
9,800	@	Vertex Pharmaceuticals, Inc.	349,272

			2,241,461

Building Materials: 0.5%
500	@	Armstrong World Industries, Inc.	8,245
2,500		Eagle Materials, Inc.	63,100
2,600		Lennox International, Inc.	83,486
1,000		Martin Marietta Materials, Inc.	78,880
9,600		Masco Corp.	91,968
2,100	@	Owens Corning, Inc.	26,838

			352,517

Chemicals: 3.0%
300		Albemarle Corp.	7,671
300		Ashland, Inc.	8,415
8,100		Celanese Corp.	192,375
2,300		CF Industries Holdings, Inc.	170,522
13,400		Ecolab, Inc.	522,466
3,500	S	FMC Corp.	165,550
4,200		International Flavors & Fragrances, Inc.	137,424
2,200	@	Intrepid Potash, Inc.	61,776
3,300		Lubrizol Corp.	156,123
3,800		RPM International, Inc.	53,352
4,800		Sherwin-Williams Co.	258,000
6,900		Sigma-Aldrich Corp.	341,964

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Chemicals: (continued)
3,900		Terra Industries, Inc.	$94,458
100		Valhi, Inc.	743

			2,170,839

Coal: 1.0%
4,000	@	Alpha Natural Resources, Inc.	105,080
10,200		Consol Energy, Inc.	346,392
2,500		Foundation Coal Holdings, Inc.	70,275
3,900		Massey Energy Co.	76,206
3,000		Walter Industries, Inc.	108,720

			706,673

Commercial Services: 6.4%
2,700		Aaron Rents, Inc.	80,514
3,300	@	Alliance Data Systems Corp.	135,927
7,500	@	Apollo Group, Inc. - Class A	533,400
2,600	@	Brink’s Home Security Holdings, Inc.	73,606
3,800	@	Career Education Corp.	94,582
700	@	Convergys Corp.	6,496
700	@	Corrections Corp. of America	11,893
3,500		DeVry, Inc.	175,140
5,600		Equifax, Inc.	146,160
2,900	@	FTI Consulting, Inc.	147,088
3,500	@, @@	Genpact Ltd.	41,125
4,500		Global Payments, Inc.	168,570
19,200		H&R Block, Inc.	330,816
4,700	@	Hewitt Associates, Inc.	139,966
1,300	S	Hillenbrand, Inc.	21,632
1,000		Interactive Data Corp.	23,140
10,200	@	Iron Mountain, Inc.	293,250
2,200	@	ITT Educational Services, Inc.	221,452
5,400		Lender Processing Services, Inc.	149,958
4,200	@	Monster Worldwide, Inc.	49,602
10,600		Moody’s Corp.	279,310
1,100	@	Morningstar, Inc.	45,353
18,200		Paychex, Inc.	458,640
5,900		Pharmaceutical Product Development, Inc.	136,998
8,600		Robert Half International, Inc.	203,132
3,000		RR Donnelley & Sons Co.	34,860
8,700	@	SAIC, Inc.	161,385
6,800		SEI Investments Co.	122,672
800		Strayer Education, Inc.	174,488
6,600		Total System Services, Inc.	88,374
200		Weight Watchers International, Inc.	5,154

			4,554,683

Computers: 3.6%
3,100	@	Affiliated Computer Services, Inc.	137,702
7,700	@	Brocade Communications Systems, Inc.	60,214
14,900	@	Cadence Design Systems, Inc.	87,910
16,500	@	Cognizant Technology Solutions Corp.	440,550
3,300		Diebold, Inc.	86,988
1,900	@	DST Systems, Inc.	70,205
2,700	@	IHS, Inc.	134,649
4,600	@	Micros Systems, Inc.	116,472
9,000	@	NCR Corp.	106,470
18,800	@	NetApp, Inc.	370,736
6,200	@	Sandisk Corp.	91,078

Shares			Value

Computers: (continued)
25,100		Seagate Technology, Inc.	$262,546
5,100	@	Synopsys, Inc.	99,501
8,000	@	Teradata Corp.	187,440
11,400	@	Western Digital Corp.	302,100

			2,554,561

Cosmetics/Personal Care: 1.3%
4,100		Alberto-Culver Co.	104,263
24,200		Avon Products, Inc.	623,875
6,300		Estee Lauder Cos., Inc.	205,821

			933,959

Distribution/Wholesale: 1.0%
7,500		Fastenal Co.	248,775
7,900	@	LKQ Corp.	129,955
1,300	@	Wesco International, Inc.	32,552
3,500		WW Grainger, Inc.	286,580

			697,862

Diversified Financial Services: 3.7%
2,300	@	Affiliated Managers Group, Inc.	133,837
1,500	@	AmeriCredit Corp.	20,325
1,000		Ameriprise Financial, Inc.	24,270
2,100		CIT Group, Inc.	4,515
6,600		Eaton Vance Corp.	176,550
4,700		Federated Investors, Inc.	113,223
10,800		GLG Partners, Inc.	44,172
1,200		Greenhill & Co., Inc.	86,652
4,100	@	IntercontinentalExchange, Inc.	468,384
1,900		Invesco Ltd.	33,858
200	@	Investment Technology Group, Inc.	4,078
7,900		Janus Capital Group, Inc.	90,060
5,000		Jefferies Group, Inc.	106,650
4,300	@@	Lazard Ltd.	115,756
3,400	@	Nasdaq Stock Market, Inc.	72,454
3,800		NYSE Euronext	103,550
5,700	@	SLM Corp.	58,539
14,500		T. Rowe Price Group, Inc.	604,215
14,800	@	TD Ameritrade Holding Corp.	259,592
4,900		Waddell & Reed Financial, Inc.	129,213

			2,649,893

Electric: 2.6%
30,400	@	AES Corp.	352,944
5,900		Allegheny Energy, Inc.	151,335
10,200	@	Calpine Corp.	113,730
8,700		Constellation Energy Group, Inc.	231,246
800		DPL, Inc.	18,536
1,000		Integrys Energy Group, Inc.	29,990
2,800		ITC Holdings Corp.	127,008
5,700		NV Energy, Inc.	61,503
1,100		Ormat Technologies, Inc.	44,341
21,300		PPL Corp.	702,048

			1,832,681

Electrical Components & Equipment: 0.8%
6,100		Ametek, Inc.	210,938
3,300	@	Energizer Holdings, Inc.	172,392
400		Hubbell, Inc.	12,824
600		Molex, Inc.	9,330
5,500	@	Sunpower Corp. - Class A	146,520

			552,004

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Electronics: 3.1%
19,400	@	Agilent Technologies, Inc.	$394,014
9,700		Amphenol Corp.	306,908
2,800	@	Arrow Electronics, Inc.	59,472
2,900	@	Avnet, Inc.	60,987
600		AVX Corp.	5,958
3,000	@	Dolby Laboratories, Inc.	111,840
8,500	@	Flir Systems, Inc.	191,760
5,200	@@	Garmin Ltd.	123,864
7,800		Gentex Corp.	90,480
2,100	@	Itron, Inc.	115,647
5,300		Jabil Circuit, Inc.	39,326
1,900	@, @@	Mettler Toledo International, Inc.	146,585
3,200		National Instruments Corp.	72,192
1,400		PerkinElmer, Inc.	24,360
900	@	Thomas & Betts Corp.	25,974
6,800	@	Trimble Navigation Ltd.	133,484
2,200	@	Vishay Intertechnology, Inc.	14,938
5,500	@	Waters Corp.	283,085

			2,200,874

Engineering & Construction: 1.9%
5,300	@	Aecom Technology Corp.	169,600
10,200		Fluor Corp.	523,158
7,000	@	Jacobs Engineering Group, Inc.	294,630
12,900	@	McDermott International, Inc.	261,999
3,800	@	Shaw Group, Inc.	104,158
600	@	URS Corp.	29,712

			1,383,257

Entertainment: 0.4%
13,900		International Game Technology	221,010
2,300		Regal Entertainment Group	30,567
3,600	@	Scientific Games Corp.	56,772
200	@	Warner Music Group Corp.	1,170

			309,519

Environmental Control: 0.8%
7,800		Nalco Holding Co.	131,352
5,800		Republic Services, Inc.	141,578
4,800	@	Stericycle, Inc.	247,344
3,300	@	Waste Connections, Inc.	85,503

			605,777

Food: 2.3%
7,600		Campbell Soup Co.	223,592
10,200	@	Dean Foods Co.	195,738
3,600		Flowers Foods, Inc.	78,624
5,100		Hershey Co.	183,600
14,400		HJ Heinz Co.	514,080
400		Hormel Foods Corp.	13,816
7,400		McCormick & Co., Inc.	240,722
9,800		Sara Lee Corp.	95,648
500	@	Smithfield Foods, Inc.	6,985
5,200		Whole Foods Market, Inc.	98,696

			1,651,501

Gas: 0.3%
16,600		CenterPoint Energy, Inc.	183,928

			183,928

Hand/Machine Tools: 0.0%
900		Snap-On, Inc.	25,866

			25,866

Shares			Value

Healthcare - Products: 4.4%
4,100		Beckman Coulter, Inc.	$234,274
5,600		CR Bard, Inc.	416,920
8,400		Densply International, Inc.	256,368
3,200	@	Edwards Lifesciences Corp.	217,696
2,900	@	Gen-Probe, Inc.	124,642
5,100	@	Henry Schein, Inc.	244,545
1,400		Hill-Rom Holdings, Inc.	22,708
1,400	@	Hologic, Inc.	19,922
9,100	@	Hospira, Inc.	350,532
3,300	@	Idexx Laboratories, Inc.	152,460
2,100	@	Intuitive Surgical, Inc.	343,686
2,100	@	Inverness Medical Innovations, Inc.	74,718
1,200	@	Kinetic Concepts, Inc.	32,700
5,700	@	Patterson Cos., Inc.	123,690
4,300	@	Resmed, Inc.	175,139
2,100		Techne Corp.	134,001
7,100	@	Varian Medical Systems, Inc.	249,494

			3,173,495

Healthcare - Services: 2.6%
1,000		Cigna Corp.	24,090
2,600	@	Community Health Systems, Inc.	65,650
3,600	@	Covance, Inc.	177,120
2,400	@	Coventry Health Care, Inc.	44,904
5,900	@	DaVita, Inc.	291,814
14,000	@	Health Management Associates, Inc.	69,160
3,500	@	Humana, Inc.	112,910
6,100	@	Laboratory Corp. of America Holdings	413,519
3,100	@	Lincare Holdings, Inc.	72,912
800	@	Mednax, Inc.	33,704
8,800		Quest Diagnostics	496,584
18,400	@	Tenet Healthcare Corp.	51,888
200		Universal Health Services, Inc.	9,770

			1,864,025

Holding Companies - Diversified: 0.1%
3,900	@	Leucadia National Corp.	82,251

			82,251

Home Builders: 0.2%
300		KB Home	4,104
800		MDC Holdings, Inc.	24,088
100	@	NVR, Inc.	50,239
2,000		Pulte Homes, Inc.	17,660
1,000		Thor Industries, Inc.	18,370

			114,461

Home Furnishings: 0.1%
1,800		Harman International Industries, Inc.	33,840

			33,840

Household Products/Wares: 1.0%
1,200		Avery Dennison Corp.	30,816
4,000		Church & Dwight Co., Inc.	217,240
7,000		Clorox Co.	390,810
2,500		Scotts Miracle-Gro Co.	87,625

			726,491

Housewares: 0.1%
2,500		Newell Rubbermaid, Inc.	26,025
2,000		Toro Co.	59,800

			85,825

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Insurance: 1.6%
51,900		American International Group, Inc.	$60,204
5,300		Arthur J. Gallagher & Co.	113,102
2,300	@@	Axis Capital Holdings Ltd.	60,214
4,900		Brown & Brown, Inc.	97,657
700		CNA Financial Corp.	10,829
900	@@	Endurance Specialty Holdings Ltd.	26,370
1,200		Erie Indemnity Co.	42,912
2,000		Fidelity National Title Group, Inc.	27,060
10,400		Genworth Financial, Inc.	72,696
200		Hanover Insurance Group, Inc.	7,622
4,500		Lincoln National Corp.	77,445
2,200		Marsh & McLennan Cos., Inc.	44,286
200		Odyssey Re Holdings Corp.	7,996
17,600		Principal Financial Group, Inc.	331,584
3,900	@	Progressive Corp.	58,929
300		Reinsurance Group of America, Inc.	10,473
800		Validus Holdings Ltd.	17,584
2,500		WR Berkley Corp.	53,675

			1,120,638

Internet: 2.5%
9,800	@	Akamai Technologies, Inc.	187,964
5,900	@	Emdeon Corp.	77,290
2,100	@	Equinix, Inc.	152,754
9,500	@	Expedia, Inc.	143,545
4,400	@	F5 Networks, Inc.	152,196
2,700	@	IAC/InterActiveCorp	43,335
8,800	@	McAfee, Inc.	371,272
2,400	@	NetFlix, Inc.	99,216
2,400	@	Priceline.com, Inc.	267,720
1,700	@, @@	Sohucom, Inc.	106,811
10,900	@	VeriSign, Inc.	201,432
500	@	WebMD Health Corp.	14,960

			1,818,495

Iron/Steel: 0.1%
700		Cliffs Natural Resources, Inc.	17,129
1,000		Schnitzer Steel Industries, Inc.	52,860

			69,989

Leisure Time: 0.2%
2,300		Royal Caribbean Cruises Ltd.	31,142
2,500	@	WMS Industries, Inc.	78,775

			109,917

Lodging: 0.6%
500		Choice Hotels International, Inc.	13,305
12,800	@	Las Vegas Sands Corp.	100,608
7,954		Marriott International, Inc.	175,545
5,100	@	MGM Mirage	32,589
1,700		Starwood Hotels & Resorts Worldwide, Inc.	37,740
4,500		Wyndham Worldwide Corp.	54,540

			414,327

Machinery - Construction & Mining: 0.3%
1,000		Bucyrus International, Inc.	28,560
5,100		Joy Global, Inc.	182,172

			210,732

Shares			Value

Machinery - Diversified: 1.2%
3,800		Cummins, Inc.	$133,798
3,200		Flowserve Corp.	223,392
1,500		Graco, Inc.	33,030
2,700		IDEX Corp.	66,339
800		Rockwell Automation, Inc.	25,696
4,400		Roper Industries, Inc.	199,364
2,700		Wabtec Corp.	86,859
3,100	@	Zebra Technologies Corp.	73,346

			841,824

Media: 1.6%
1,900	@, @@	CTC Media, Inc.	22,458
14,800	@	Discovery Communications, Inc. - Class C	303,844
2,400		Factset Research Systems, Inc.	119,688
2,300		John Wiley & Sons, Inc.	76,475
17,800		McGraw-Hill Cos., Inc.	535,958
400		New York Times Co.	2,204
3,000		Scripps Networks Interactive - Class A	83,490

			1,144,117

Metal Fabricate/Hardware: 0.9%
7,900		Precision Castparts Corp.	576,937
1,200		Valmont Industries, Inc.	86,496

			663,433

Mining: 0.1%
1,000		Compass Minerals International, Inc.	54,910
600		Royal Gold, Inc.	25,020

			79,930

Miscellaneous Manufacturing: 1.5%
2,600		Brink’s Co.	75,478
900		Carlisle Cos., Inc.	21,636
2,300		Cooper Industries Ltd.	71,415
1,400		Crane Co.	31,234
4,400		Donaldson Co., Inc.	152,416
7,500		Dover Corp.	248,175
3,300		Harsco Corp.	93,390
1,000		ITT Corp.	44,500
5,500		Leggett & Platt, Inc.	83,765
6,700		Pall Corp.	177,952
1,500		Pentair, Inc.	38,430
1,000		Teleflex, Inc.	44,830

			1,083,221

Oil & Gas: 2.7%
2,700	@	Atwood Oceanics, Inc.	67,257
1,400	@	CNX Gas Corp.	36,778
200	@	Comstock Resources, Inc.	6,610
800	@	Continental Resources, Inc.	22,200
3,900		Diamond Offshore Drilling	323,895
2,300		ENSCO International, Inc.	80,201
7,400		EQT Corp.	258,334
7,000	@	EXCO Resources, Inc.	90,440
2,300	@	Forest Oil Corp.	34,316
4,700		Frontier Oil Corp.	61,617
1,900		Helmerich & Payne, Inc.	58,653
2,400		Holly Corp.	43,152
4,500	@	Mariner Energy, Inc.	52,875
1,300		Patterson-UTI Energy, Inc.	16,718

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Oil & Gas: (continued)
15,600	@	PetroHawk Energy Corp.	$347,880
3,700	@	Plains Exploration & Production Co.	101,232
4,600	@	Pride International, Inc.	115,276
6,600	@	Quicksilver Resources, Inc.	61,314
1,300		Range Resources Corp.	53,833
1,100		Rowan Cos., Inc.	21,252
900		St. Mary Land & Exploration Co.	18,783
3,200		Tesoro Corp.	40,736

			1,913,352

Oil & Gas Services: 1.5%
12,300	@	Cameron International Corp.	348,090
4,700	@	Dresser-Rand Group, Inc.	122,670
1,600	@	Exterran Holdings, Inc.	25,664
7,000	@	FMC Technologies, Inc.	263,060
3,100	@	Oceaneering International, Inc.	140,120
7,400		Smith International, Inc.	190,550

			1,090,154

Packaging & Containers: 1.0%
3,500		Ball Corp.	158,060
9,100	@	Crown Holdings, Inc.	219,674
7,800	@	Owens-Illinois, Inc.	218,478
600		Packaging Corp. of America	9,720
6,100	@	Pactiv Corp.	132,370

			738,302

Pharmaceuticals: 2.2%
15,000		AmerisourceBergen Corp.	266,100
5,700	@	BioMarin Pharmaceuticals, Inc.	88,977
4,200	@	Cephalon, Inc.	237,930
3,500	@@	Herbalife Ltd.	110,390
1,000	@	Mead Johnson Nutrition Co.	31,770
12,300	@	Mylan Laboratories	160,515
2,100	@	NBTY, Inc.	59,052
2,800		Omnicare, Inc.	72,128
4,500		Perrigo Co.	125,010
6,200	@	Sepracor, Inc.	107,384
3,900	@	Valeant Pharmaceuticals International	100,308
4,800	@	VCA Antech, Inc.	128,160
4,700	@	Warner Chilcott Ltd.	61,805

			1,549,529

Pipelines: 0.1%
11,000		El Paso Corp.	101,530

			101,530

Real Estate: 0.4%
12,400	@	CB Richard Ellis Group, Inc.	116,064
5,200	@	St. Joe Co.	137,748

			253,812

Retail: 8.0%
2,500		Abercrombie & Fitch Co.	63,475
5,400		Advance Auto Parts, Inc.	224,046
3,800	@	Aeropostale, Inc.	130,226
9,700		American Eagle Outfitters	137,449
400	@	Autonation, Inc.	6,940
1,800	@	Autozone, Inc.	271,998
400		Barnes & Noble, Inc.	8,252
14,800	@, S	Bed Bath & Beyond, Inc.	455,100
500	@	Big Lots, Inc.	10,515
500	@	BJ’s Wholesale Club, Inc.	16,115

Shares			Value
Retail: (continued)
5,800		Brinker International, Inc.	$98,774
6,000		Burger King Holdings, Inc.	103,620
8,900	@	Carmax, Inc.	130,830
9,400	@	Chico’s FAS, Inc.	91,462
1,800	@	Chipotle Mexican Grill, Inc.	144,000
3,800	@	Copart, Inc.	131,746
7,800		Darden Restaurants, Inc.	257,244
4,900	@	Dick’s Sporting Goods, Inc.	84,280
5,100	@	Dollar Tree, Inc.	214,710
7,900		Family Dollar Stores, Inc.	223,570
3,900		Foot Locker, Inc.	40,833
8,200	@	GameStop Corp.	180,482
3,300		Guess ?, Inc.	85,074
10,100		Limited Brands, Inc.	120,897
2,400		MSC Industrial Direct Co.	85,152
9,300		Nordstrom, Inc.	184,977
2,800	@	Office Depot, Inc.	12,768
7,700	@	O’Reilly Automotive, Inc.	293,216
1,600	@	Panera Bread Co.	79,776
800		Penske Auto Group, Inc.	13,312
7,100		Petsmart, Inc.	152,366
1,900		Phillips-Van Heusen	54,511
900		RadioShack Corp.	12,564
7,200		Ross Stores, Inc.	277,920
6,400		Tiffany & Co.	162,304
10,200	@@	Tim Hortons, Inc.	250,308
23,400		TJX Cos., Inc.	736,164
7,300	@	Urban Outfitters, Inc.	152,351
8,300		Wendy’s/Arby’s Group, Inc. - Class A	33,200
2,200		Williams-Sonoma, Inc.	26,114

			5,758,641

Savings & Loans: 0.3%
1,100		Capitol Federal Financial	42,163
14,700		Hudson City Bancorp., Inc.	195,363
500		TFS Financial Corp.	5,310

			242,836

Semiconductors: 5.7%
16,600	@	Advanced Micro Devices, Inc.	64,242
16,600		Altera Corp.	270,248
16,500		Analog Devices, Inc.	408,870
5,000	@	Cree, Inc.	146,950
7,400	@	Cypress Semiconductor Corp.	68,080
2,000	@	Integrated Device Technology, Inc.	12,080
1,800	@	International Rectifier Corp.	26,658
3,400		Intersil Corp.	42,738
7,100	@	Lam Research Corp.	184,600
12,600		Linear Technology Corp.	294,210
4,000	@	Macrovision Solutions Corp.	87,240
26,200	@, @@	Marvell Technology Group Ltd.	304,968
14,500		Maxim Integrated Products	227,505
12,600	@	MEMC Electronic Materials, Inc.	224,406
9,400		Microchip Technology, Inc.	211,970
8,400	@	Micron Technology, Inc.	42,504
13,000		National Semiconductor Corp.	163,150
3,300	@	Novellus Systems, Inc.	55,110
30,900	@	Nvidia Corp.	348,861
23,800	@	ON Semiconductor Corp.	163,268
6,700	@	QLogic Corp.	84,956
5,900	@	Rambus, Inc.	91,391

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Semiconductors: (continued)
2,500	@	Silicon Laboratories, Inc.	$94,850
9,800	@	Teradyne, Inc.	67,228
4,100	@	Varian Semiconductor Equipment Associates, Inc.	98,359
15,500		Xilinx, Inc.	317,130

			4,101,572

Software: 6.1%
3,500	@	Allscripts Healthcare Solutions, Inc.	55,510
5,000	@	Ansys, Inc.	155,800
8,700	@	Autodesk, Inc.	165,126
10,500	@	BMC Software, Inc.	354,795
4,900		Broadridge Financial Solutions ADR	81,242
17,200		CA, Inc.	299,796
3,800	@	Cerner Corp.	236,702
10,200	@	Citrix Systems, Inc.	325,278
3,000		Dun & Bradstreet Corp.	243,630
18,300	@	Electronic Arts, Inc.	397,476
4,100		Fidelity National Information Services, Inc.	81,836
8,800	@	Fiserv, Inc.	402,160
2,300		IMS Health, Inc.	29,210
18,300	@	Intuit, Inc.	515,328
5,100	@	Metavante Technologies, inc.	131,886
5,700	@	MSCI, Inc. - Class A	139,308
8,900	@	Novell, Inc.	40,317
11,200	@	Nuance Communications, Inc.	135,408
10,700	@	Red Hat, Inc.	215,391
6,100	@	Salesforce.com, Inc.	232,837
4,700	@	Sybase, Inc.	147,298

			4,386,334

Telecommunications: 1.6%
1,600	@, @@	Amdocs Ltd.	34,320
600	@	Ciena Corp.	6,210
5,900	@	Crown Castle International Corp.	141,718
7,700		Frontier Communications Corp.	54,978
5,900		Harris Corp.	167,324
6,200	@	JDS Uniphase Corp.	35,464
2,600	@	Leap Wireless International, Inc.	85,618
14,300	@	MetroPCS Communications, Inc.	190,333
4,100	@	NeuStar, Inc.	90,856
500	@	NII Holdings, Inc.	9,535
6,600	@	SBA Communications Corp.	161,964
8,400	@	TW Telecom, Inc.	86,268
11,500		Windstream Corp.	96,140

			1,160,728

Textiles: 0.0%
1,300		Cintas Corp.	29,692

			29,692

Toys/Games/Hobbies: 0.6%
4,200		Hasbro, Inc.	101,808
2,800	@	Marvel Entertainment, Inc.	99,652
15,700		Mattel, Inc.	251,985

			453,445

Transportation: 1.9%
9,600		CH Robinson Worldwide, Inc.	500,640
900		Con-way, Inc.	31,779

Shares			Value

Transportation: (continued)
12,000		Expeditors International Washington, Inc.	$400,080
4,900		JB Hunt Transport Services, Inc.	149,597
2,400	@	Kansas City Southern	38,664
600	@	Kirby Corp.	19,074
2,900		Landstar System, Inc.	104,139
1,000	@@	Teekay Shipping Corp.	21,030
5,200	@@	UTI Worldwide, Inc.	59,280

			1,324,283

Trucking & Leasing: 0.0%
1,200		GATX Corp.	30,864

			30,864

Water: 0.0%
500		American Water Works Co., Inc.	9,555

			9,555

		Total Common Stock (Cost $64,355,848)	66,836,246

REAL ESTATE INVESTMENT TRUSTS: 1.7%
Diversified: 0.2%
4,300		Digital Realty Trust, Inc.	154,155

			154,155

Forest Products & Paper: 0.3%
3,300		Plum Creek Timber Co., Inc.	98,274
2,000		Rayonier, Inc.	72,700

			170,974

Health Care: 0.5%
6,000		HCP, Inc.	127,140
3,200		Health Care Real Estate Investment Trust, Inc.	109,120
4,400		Nationwide Health Properties, Inc.	113,256

			349,516

Office Property: 0.0%
500	S	Alexandria Real Estate Equities, Inc.	17,895

			17,895

Regional Malls: 0.0%
101		Macerich Co.	1,779

			1,779

Shopping Centers: 0.0%
400		Federal Realty Investment Trust	20,608

			20,608

Storage: 0.7%
7,600		Public Storage, Inc.	497,648

			497,648

		Total Real Estate Investment Trusts (Cost $1,210,221)	1,212,575

		Total Long-Term Investments (Cost $65,566,069)	68,048,821

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares	Value

SHORT-TERM INVESTMENTS: 3.5%
Affiliated Mutual Fund: 3.5%
2,497,000	S	ING Institutional Prime Money Market Fund - Class I		$2,497,000

		Total Short-Term Investments (Cost $2,497,000)		2,497,000

		Total Investments in Securities (Cost $68,063,069)*	98.4%	$70,545,821
		Other Assets and Liabilities – Net	1.6	1,166,730

		Net Assets	100.0%	$71,712,551

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
*	Cost for federal income tax purposes is $68,066,127.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,566,138
Gross Unrealized Depreciation	(1,086,444)

Net Unrealized Appreciation	$2,479,694

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$66,836,246	$—	$—
Real Estate Investment Trusts	1,212,575	—	—
Short-Term Investments	2,497,000	—	—

Total	$70,545,821	$—	$—

Other Financial Instruments***	(67,147)	—	—

Total	$(67,147)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING RussellTM Mid Cap Growth Index Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
S&P Mid 400 E-Mini	49	09/18/09	$(67,147)

			$(67,147)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 93.8%
Advertising: 0.1%
18,000		Harte-Hanks, Inc.	$166,500
11,400	@	inVentiv Health, Inc.	154,242
10,100		Marchex, Inc.	34,037

			354,779

Aerospace/Defense: 1.3%
11,550	@	AAR Corp.	185,378
5,050	@	Aerovironment, Inc.	155,843
3,800	@	Argon ST, Inc.	78,166
5,950		Cubic Corp.	212,951
15,900		Curtiss-Wright Corp.	472,707
3,700		Ducommun, Inc.	69,523
9,750	@	Esterline Technologies Corp.	263,933
25,650	@	Gencorp, Inc.	48,992
7,050		Heico Corp.	255,633
5,450	@	Herley Industries, Inc.	59,787
9,150		Kaman Corp.	152,805
13,900	@	Moog, Inc.	358,759
1,950		National Presto Industries, Inc.	148,395
20,550	@	Orbital Sciences Corp.	311,744
12,900	@	Teledyne Technologies, Inc.	422,475
5,500		Triumph Group, Inc.	220,000

			3,417,091

Agriculture: 0.4%
8,200	@, @@	Agfeed Industries, Inc.	48,626
2,500		Alico, Inc.	75,050
26,700	@	Alliance One International, Inc.	101,460
7,500		Andersons, Inc.	224,550
4,050	@	Tejon Ranch Co.	107,285
9,050		Universal Corp.	299,646

Shares			Value

Agriculture: (continued)
9,235		Vector Group Ltd.	$131,968

			988,585

Airlines: 0.6%
43,300	@	Airtran Holdings, Inc.	268,027
13,350	@	Alaska Air Group, Inc.	243,771
4,800	@, L	Allegiant Travel Co.	190,272
12,900	@	Hawaiian Holdings, Inc.	77,658
68,300	@	JetBlue Airways Corp.	291,641
13,550	@	Republic Airways Holdings, Inc.	88,482
19,000		Skywest, Inc.	193,800
50,350	@, L	UAL Corp.	160,617
43,100	@, L	US Airways Group, Inc.	104,733

			1,619,001

Apparel: 1.6%
10,550	@, L	American Apparel, Inc.	38,402
19,550	@	Carter’s, Inc.	481,126
4,900		Cherokee, Inc.	97,118
3,950	L	Columbia Sportswear Co.	122,134
27,050	@	CROCS, Inc.	91,970
4,250	@	Deckers Outdoor Corp.	298,648
5,350	@	G-III Apparel Group Ltd.	61,472
18,300	@	Iconix Brand Group, Inc.	281,454
26,100		Jones Apparel Group, Inc.	280,053
11,400		K-Swiss, Inc.	96,900
6,850	@	Maidenform Brands, Inc.	78,570
10,500		Oxford Industries, Inc.	122,325
9,500	@	Perry Ellis International, Inc.	69,160
37,700	@	Quiksilver, Inc.	69,745
10,400	@	Skechers USA, Inc.	101,608
6,750	@	Steven Madden Ltd.	171,788
13,800	@	Timberland Co.	183,126
7,150	@	True Religion Apparel, Inc.	159,445
10,400	@, L	Under Armour, Inc.	232,752
5,950	@, L	Volcom, Inc.	74,375
14,850	@	Warnaco Group, Inc.	481,140
3,950		Weyco Group, Inc.	91,206
16,300		Wolverine World Wide, Inc.	359,578

			4,044,095

Auto Manufacturers: 0.1%
23,150	@	Force Protection, Inc.	204,646

			204,646

Auto Parts & Equipment: 0.6%
19,600		American Axle & Manufacturing Holdings, Inc.	67,424
8,750	@	Amerigon, Inc.	53,375
25,450		ArvinMeritor, Inc.	111,726
6,950	@	ATC Technology Corp.	100,775
15,800		Cooper Tire & Rubber Co.	156,736
45,900	@	Dana Holding Corp.	58,752
7,500	@	Dorman Products, Inc.	103,725
23,250	@	Exide Technologies	86,723
3,850	@, L	Fuel Systems Solutions, Inc.	77,732
9,150		Modine Manufacturing Co.	43,920
11,000		Spartan Motors, Inc.	124,630
8,100	@	Standard Motor Products, Inc.	66,987
9,600		Superior Industries International	135,360
21,600	@	Tenneco, Inc.	228,960
10,075		Titan International, Inc.	75,260
6,150	@, @@	Wonder Auto Technology, Inc.	62,300

			1,554,385

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Banks: 6.2%
7,500		1st Source Corp.	$129,525
1,600		Alliance Financial Corp.	45,376
4,550		Arrow Financial Corp.	122,850
2,850		Bancfirst Corp.	98,553
5,950	@@	Banco Latinoamericano de Exportaciones SA	73,959
7,800	@	Bancorp, Inc.	46,800
14,950		Bank Mutual Corp.	130,364
2,500		Bank of Kentucky Financial Corp.	70,000
4,950		Bank of the Ozarks, Inc.	107,069
24,600	L	Boston Private Financial Holdings, Inc.	110,208
2,200		Bridge Bancorp, Inc.	59,884
4,150		Camden National Corp.	141,225
5,600	L	Capital City Bank Group, Inc.	94,360
9,850		Cardinal Financial Corp.	77,126
2,900		Cass Information Systems, Inc.	94,946
14,950	L	Cathay General Bancorp.	142,175
6,600		Center Bancorp, Inc.	53,790
9,400	L	Centerstate Banks of Florida, Inc.	69,748
9,750	L	Central Pacific Financial Corp.	36,563
4,700		Century Bancorp, Inc.	86,668
7,900		Chemical Financial Corp.	157,289
3,100		Citizens & Northern Corp.	63,767
6,150	L	City Holding Co.	186,714
3,900		CNB Financial Corp.	55,263
9,750	L	CoBiz Financial, Inc.	62,498
99,950	L	Colonial BancGroup, Inc.	61,969
7,050		Columbia Banking System, Inc.	72,122
9,250		Community Bank System, Inc.	134,680
5,600		Community Trust Bancorp., Inc.	149,800
18,900	L	CVB Financial Corp.	112,833
22,250		East-West Bancorp., Inc.	144,403
6,500		Enterprise Financial Services Corp.	59,085
6,350		First Bancorp.	99,568
24,750	@@, L	First Bancorp. Puerto Rico	97,763
10,450	L	First Busey Corp.	76,808
24,200		First Commonwealth Financial Corp.	153,428
3,950		First Community Bancshares, Inc.	50,718
7,250		First Financial Bancorp.	54,520
6,800	L	First Financial Bankshares, Inc.	342,448
4,900		First Financial Corp.	154,742
9,050		First Merchants Corp.	72,672
19,650		First Midwest Bancorp., Inc.	143,642
5,500		First of Long Island Corp.	127,270
7,250	L	First South Bancorp, Inc.	84,100
26,334		FirstMerit Corp.	447,151
30,156		FNB Corp.	186,666
17,150		Glacier Bancorp., Inc.	253,306
3,800		Great Southern Bancorp., Inc.	78,090
38,600	@	Guaranty Bancorp	73,726
5,700		Hampton Roads Bankshares, Inc.	47,025
9,350		Hancock Holding Co.	303,782
12,350		Harleysville National Corp.	58,045
3,100	L	Heartland Financial USA, Inc.	44,268
5,966		Home Bancshares, Inc.	113,593
4,950		IBERIABANK Corp.	195,080
5,950		Independent Bank Corp.	117,215

Shares			Value

Banks: (continued)
17,250	L	International Bancshares Corp.	$177,848
8,300	L	Lakeland Bancorp, Inc.	74,617
5,700		Lakeland Financial Corp.	108,300
10,200	L	MB Financial Corp.	103,938
3,100		Merchants Bancshares, Inc.	68,789
3,300	@	Metro Bancorp, Inc.	63,558
12,350		Nara Bancorp., Inc.	63,973
10,300		National Bankshares, Inc.	247,200
29,100	L	National Penn Bancshares, Inc.	134,151
8,100		NBT Bancorp., Inc.	175,851
24,500	L	Old National Bancorp.	240,590
12,400	@@	Oriental Financial Group	120,280
8,402		Orrstown Financial Services, Inc.	312,890
14,850	L	Pacific Capital Bancorp.	31,779
8,100		PacWest Bancorp	106,596
2,900	L	Park National Corp.	163,792
7,050		Peoples Bancorp., Inc.	120,203
7,600	@, L	Pinnacle Financial Partners, Inc.	101,232
10,100		PrivateBancorp, Inc.	224,624
13,400		Prosperity Bancshares, Inc.	399,722
7,250	L	Renasant Corp.	108,895
4,550		Republic Bancorp., Inc.	102,785
7,700		S&T Bancorp, Inc.	93,632
8,600	L	Sandy Spring Bancorp, Inc.	126,420
4,900		SCBT Financial Corp.	116,081
5,100	L	Sierra Bancorp.	64,413
11,450	@	Signature Bank	310,524
3,350		Simmons First National Corp.	89,512
9,150		Smithtown Bancorp., Inc.	117,029
34,400		South Financial Group, Inc.	40,936
10,300		Southwest Bancorp., Inc.	100,528
8,800		StellarOne Corp.	113,960
30,650		Sterling Bancshares, Inc.	194,015
16,450	L	Sterling Financial Corp.	47,870
4,650		Suffolk Bancorp	119,226
28,050		Susquehanna Bancshares, Inc.	137,165
12,200	@, L	SVB Financial Group	332,084
6,150	L	SY Bancorp., Inc.	148,646
8,000	@	Texas Capital Bancshares, Inc.	123,760
1,550		Tompkins Financial Corp.	74,323
5,200		Tower Bancorp, Inc.	182,780
9,150		TowneBank	128,100
5,100		Trico Bancshares	79,050
24,500		Trustco Bank Corp.	144,795
18,350	L	Trustmark Corp.	354,522
38,000		UCBH Holdings, Inc.	47,880
10,500		UMB Financial Corp.	399,105
21,500		Umpqua Holdings Corp.	166,840
13,900	L	United Bankshares, Inc.	271,606
14,474	L	United Community Banks, Inc.	86,699
28,674		United Security Bancshares	627,961
2,700		Univest Corp. of Pennsylvania	54,702
5,800		Washington Trust Bancorp, Inc.	103,414
15,400		Webster Financial Corp.	123,970
8,950		WesBanco, Inc.	130,133
11,900	L	West Bancorporation, Inc.	59,500
9,250	L	Westamerica Bancorp.	458,893
14,700	@	Western Alliance Bancorp.	100,548
15,750		Wilshire Bancorp., Inc.	90,563
8,150	L	Wintrust Financial Corp.	131,052

			15,771,088

Beverages: 0.2%
2,900	@, L	Boston Beer Co., Inc.	85,811
4,150		Farmer Bros Co.	94,952

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Beverages: (continued)
21,600	@	Heckmann Corp.	$81,000
6,150	@	Peet’s Coffee & Tea, Inc.	154,980

			416,743

Biotechnology: 2.7%
12,550	@	Acorda Therapeutics, Inc.	353,785
5,500	@	Affymax, Inc.	101,365
11,700	@	Alnylam Pharmaceuticals, Inc.	260,559
6,000	@, L	AMAG Pharmaceuticals, Inc.	328,020
22,250	@, @@, L	American Oriental Bioengineering, Inc.	117,703
24,400	@	Arena Pharmaceuticals, Inc.	121,756
7,500	@	Arqule, Inc.	46,050
9,100	@	BioCryst Pharmaceuticals, Inc.	36,673
18,450	@	Cambrex Corp.	76,014
27,750	@	Celera Corp.	211,733
152,800	@	Cell Therapeutics, Inc.	262,816
3,950	@, L	Clinical Data, Inc.	43,529
5,100	@	Cougar Biotechnology, Inc.	219,096
17,650	@	Cubist Pharmaceuticals, Inc.	323,525
54,100	@, L	Discovery Laboratories, Inc.	55,723
6,800	@	Emergent Biosolutions, Inc.	97,444
15,350	@, L	Enzon Pharmaceuticals, Inc.	120,805
36,050	@	Exelixis, Inc.	175,564
9,740	@	Facet Biotech Corp.	90,485
28,900	@, L	Geron Corp.	221,663
5,700	@, L	GTx, Inc.	52,611
19,150	@	Halozyme Therapeutics, Inc.	133,476
55,700	@	Human Genome Sciences, Inc.	159,302
10,450	@, L	Idera Pharmaceuticals, Inc.	61,237
12,800	@	Immunogen, Inc.	110,208
31,700	@, L	Immunomedics, Inc.	80,518
27,200	@	Incyte Corp.	89,488
5,900	@	Insmed, Inc.	5,900
12,700	@, L	InterMune, Inc.	193,040
36,900	@	Ligand Pharmaceuticals, Inc.	105,534
10,100	@	Martek Biosciences Corp.	213,615
12,700	@	Maxygen, Inc.	85,344
19,300	@	Medicines Co.	161,927
9,200	@	Micromet, Inc.	45,816
12,150	@, L	Molecular Insight Pharmaceuticals, Inc.	62,816
10,300	@, L	Momenta Pharmaceuticals, Inc.	123,909
25,850	@, L	Novavax, Inc.	84,788
16,300	@	NPS Pharmaceuticals, Inc.	75,958
39,450		PDL BioPharma, Inc.	311,655
10,300	@, @@	Protalix BioTherapeutics, Inc.	46,556
20,650	@	Regeneron Pharmaceuticals, Inc.	370,048
19,000	@	Repligen Corp.	104,500
19,250	@	RTI Biologics, Inc.	82,583
22,750	@	Sangamo Biosciences, Inc.	112,385
24,300	@	Seattle Genetics, Inc.	236,196
25,000	@, L	Sequenom, Inc.	97,750
43,700	@	StemCells, Inc.	74,290
30,700	@	SuperGen, Inc.	61,707
22,650	@	Zymogenetics, Inc.	104,190

			6,711,655

Shares			Value

Building Materials: 0.6%
2,250		AAON, Inc.	$44,820
9,050		Apogee Enterprises, Inc.	111,315
3,200	@	Broadwind Energy, Inc.	36,224
13,100		Comfort Systems USA, Inc.	134,275
3,600	@	Drew Industries, Inc.	43,812
8,400		Gibraltar Industries, Inc.	57,708
10,500	@	Interline Brands, Inc.	143,640
48,400		Louisiana-Pacific Corp.	165,528
8,900		LSI Industries, Inc.	48,505
9,950		Quanex Building Products Corp.	111,639
11,750		Simpson Manufacturing Co., Inc.	254,035
6,950	L	Texas Industries, Inc.	217,952
4,450	@, L	Trex Co., Inc.	59,497
4,750		Universal Forest Products, Inc.	157,178

			1,586,128

Chemicals: 1.7%
12,400		Aceto Corp.	82,708
8,500		American Vanguard Corp.	96,050
5,800		Arch Chemicals, Inc.	142,622
3,950		Balchem Corp.	96,854
28,350		Ferro Corp.	77,963
6,300		Hawkins, Inc.	142,254
12,900		HB Fuller Co.	242,133
6,000		Innophos Holdings, Inc.	101,340
11,400	@@	Innospec, Inc.	122,550
13,200	@	Landec Corp.	89,628
6,450		Minerals Technologies, Inc.	232,329
4,550		NewMarket Corp.	306,352
25,050		Olin Corp.	297,845
11,750	@	OM Group, Inc.	340,985
39,350	@	PolyOne Corp.	106,639
13,500	@	Rockwood Holdings, Inc.	197,640
10,100		Schulman A, Inc.	152,611
16,600		Sensient Technologies Corp.	374,662
11,000	@, @@, L	ShengdaTech, Inc.	41,470
31,500	@	Solutia, Inc.	181,440
9,750		Spartech Corp.	89,603
1,550		Stepan Co.	68,448
12,050	@	Symyx Technologies	70,493
5,950		Westlake Chemical Corp.	121,321
24,200	@	WR Grace & Co.	299,354
9,050		Zep, Inc.	109,053
7,350	@, L	Zoltek Cos., Inc.	71,442

			4,255,789

Coal: 0.2%
41,650	@, L	International Coal Group, Inc.	119,119
9,800	@	James River Coal Co.	148,274
19,900	@	Patriot Coal Corp.	126,962

			394,355

Commercial Services: 6.1%
13,900		ABM Industries, Inc.	251,173
7,250		Administaff, Inc.	168,708
16,850		Advance America Cash Advance Centers, Inc.	74,646
6,400	@	Advisory Board Co.	164,480
8,300	@	Albany Molecular Research, Inc.	69,637
5,950	@	American Public Education, Inc.	235,680
10,400	@	AMN Healthcare Services, Inc.	66,352

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Commercial Services: (continued)
9,350		Arbitron, Inc.	$148,572
8,500	@	Asset Acceptance Capital Corp.	65,365
30,800	@	Avis Budget Group, Inc.	174,020
4,450	@	Bankrate, Inc.	112,318
2,600	@	Bridgepoint Education, Inc.	44,200
5,200	@	Capella Education Co.	311,740
17,750	@	CBIZ, Inc.	126,380
11,250	@	Cenveo, Inc.	47,588
7,700		Chemed Corp.	303,996
8,800	@	Coinstar, Inc.	234,960
4,550	@	Consolidated Graphics, Inc.	79,261
27,850	@, L	Corinthian Colleges, Inc.	471,501
2,800	@	Cornell Cos., Inc.	45,388
10,100		Corporate Executive Board Co.	209,676
3,550	@	Corvel Corp.	80,834
6,300	@	CoStar Group, Inc.	251,181
3,850	@	CRA International, Inc.	106,876
10,900	@	Cross Country Healthcare, Inc.	74,883
16,600		Deluxe Corp.	212,646
7,900	@	Dollar Financial Corp.	108,941
7,300	@	Dollar Thrifty Automotive Group	101,835
6,850	@	DynCorp International, Inc.	115,012
7,050		Electro Rent Corp.	66,905
4,750	@	Emergency Medical Services Corp.	174,895
16,950	@	Euronet Worldwide, Inc.	328,661
7,500	@	ExlService Holdings, Inc.	84,075
7,250	@	First Advantage Corp.	110,273
7,050	@	Forrester Research, Inc.	173,078
19,200	@	Gartner, Inc.	292,992
17,350	@	Geo Group, Inc.	322,363
13,200	@	Global Cash Access, Inc.	105,072
3,900	@	Grand Canyon Education, Inc.	65,442
19,300		Great Lakes Dredge & Dock Corp.	92,254
9,550	@	H&E Equipment Services, Inc.	89,293
18,250	@	Hackett Group, Inc.	42,523
14,450		Healthcare Services Group	258,366
10,900		Heartland Payment Systems, Inc.	104,313
6,450		Heidrick & Struggles International, Inc.	117,713
9,950	@	Hill International, Inc.	42,785
8,200	@	HMS Holdings Corp.	333,904
6,950	@	Huron Consulting Group, Inc.	321,299
2,700	@, L	ICF International, Inc.	74,493
12,850		Jackson Hewitt Tax Service, Inc.	80,441
7,050	@, L	K12, Inc.	151,928
9,050		Kelly Services, Inc.	99,098
6,550	@	Kendle International, Inc.	80,172
6,550	@	Kenexa Corp.	75,784
12,050	@	Kforce, Inc.	99,654
15,900	@	Korn/Ferry International	169,176
3,450		Landauer, Inc.	211,623
3,500	@, L	Lincoln Educational Services Corp.	73,255
26,400	@	Live Nation, Inc.	128,304
6,450		MAXIMUS, Inc.	266,063
7,700		McGrath Rentcorp	146,762
38,800	@	MoneyGram International, Inc.	69,064
6,650		Monro Muffler, Inc.	170,972
29,900	@	MPS Group, Inc.	228,436
5,550		Multi-Color Corp.	68,043
16,000	@	Navigant Consulting, Inc.	206,720
14,150	@, @@	Net 1 UEPS Technologies, Inc.	192,299

Shares			Value

Commercial Services: (continued)
18,300	@	On Assignment, Inc.	$71,553
17,300	@	Parexel International Corp.	248,774
12,750	@	PHH Corp.	231,795
1,850	@, L	Pre-Paid Legal Services, Inc.	80,642
20,800	@	Rent-A-Center, Inc.	370,864
14,550	@	Resources Connection, Inc.	249,824
8,200	@	Riskmetrics Group, Inc.	144,812
12,550		Rollins, Inc.	217,241
15,150	@, L	RSC Holdings, Inc.	101,808
22,800		Sotheby’s	321,708
14,350	@	Spherion Corp.	59,122
4,450	@	Standard Parking Corp.	72,491
6,150	@, @@	Steiner Leisure Ltd.	187,760
20,900		Stewart Enterprises, Inc.	100,738
10,750	@, L	SuccessFactors, Inc.	98,685
5,950	@	Team, Inc.	93,237
12,400	@	TeleTech Holdings, Inc.	187,860
13,000	@	Ticketmaster	83,460
9,250	@	TNS, Inc.	173,438
13,500	@	TrueBlue, Inc.	113,400
13,600	@	United Rentals, Inc.	88,264
9,950	@	Universal Technical Institute, Inc.	148,554
31,350	@	Valassis Communications, Inc.	191,549
6,650		Viad Corp.	114,513
14,150	@	Vistaprint Ltd.	603,498
14,550		Watson Wyatt Worldwide, Inc.	546,062
13,100	@	Wright Express Corp.	333,657

			15,411,651

Computers: 2.9%
6,350	@	3D Systems Corp.	45,784
10,300	@	3PAR, Inc.	127,720
14,650		Agilysys, Inc.	68,562
9,950	@	CACI International, Inc.	424,965
22,150	@	Ciber, Inc.	68,665
14,000	@, @@	Cogo Group, Inc.	83,580
8,000	@	Compellent Technologies, Inc.	122,000
9,500	@	Cray, Inc.	74,860
15,200	@	Data Domain, Inc.	506,920
11,000	@, L	Echelon Corp.	93,280
17,850	@	Electronics for Imaging	190,281
9,350		iGate Corp.	61,897
10,200		Imation Corp.	77,622
13,500	@	Immersion Corp.	66,690
14,700	@	Insight Enterprises, Inc.	142,002
8,000	@	Integral Systems, Inc.	66,560
14,650	@	Isilon Systems, Inc.	62,116
26,750		Jack Henry & Associates, Inc.	555,063
19,900	@	LivePerson, Inc.	79,600
8,500	@	Manhattan Associates, Inc.	154,870
6,200	@	Maxwell Technologies, Inc.	85,746
30,000	@	Mentor Graphics Corp.	164,100
9,150	@	Mercury Computer Systems, Inc.	84,638
4,050		MTS Systems Corp.	83,633
2,650	@	NCI, Inc.	80,613
15,800	@	Netezza Corp.	131,456
9,950	@	Netscout Systems, Inc.	93,331
45,800	@, L	Palm, Inc.	758,906
30,950	@	Perot Systems Corp.	443,514
84,200	@	Quantum Corp.	69,886
10,600	@	Radiant Systems, Inc.	87,980

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Computers: (continued)
9,350	@	Radisys Corp.	$84,244
20,800	@	Riverbed Technolgoy, Inc.	482,352
16,750	@	Silicon Graphics International Corp.	76,045
15,700	@	SRA International, Inc.	275,692
8,400	@, L	STEC, Inc.	194,796
6,450	@, L	Stratasys, Inc.	70,886
10,700	@	Super Micro Computer, Inc.	81,962
10,900	@	SYKES Enterprises, Inc.	197,181
11,150	@, L	Synaptics, Inc.	430,948
4,350		Syntel, Inc.	136,764
101,300	@	Unisys Corp.	152,963

			7,340,673

Cosmetics/Personal Care: 0.3%
19,100	@	Bare Escentuals, Inc.	169,417
6,350	@, L	Chattem, Inc.	432,435
8,850	@	Elizabeth Arden, Inc.	77,261
7,800	@	Revlon, Inc.	42,432

			721,545

Distribution/Wholesale: 1.3%
13,100	@	Beacon Roofing Supply, Inc.	189,426
8,950	@, L	BMP Sunstone Corp.	42,423
16,600	@	Brightpoint, Inc.	104,082
8,300	@	Chindex International, Inc.	102,671
4,650	@	Core-Mark Holding Co., Inc.	121,179
4,350	@	FGX Internationall Holdings Ltd.	49,503
15,150	@	Fossil, Inc.	364,812
6,550		Houston Wire & Cable Co.	78,011
4,050	@	MWI Veterinary Supply, Inc.	141,183
13,850		Owens & Minor, Inc.	606,907
15,150	L	Pool Corp.	250,884
8,500	@	Rentrak Corp.	139,655
7,700	@	Scansource, Inc.	188,804
5,300	@	School Specialty, Inc.	107,113
5,200	@	Titan Machinery, Inc.	65,988
5,900	@	United Stationers, Inc.	205,792
8,400		Watsco, Inc.	411,012

			3,169,445

Diversified Financial Services: 2.1%
18,550		BGC Partners, Inc.	70,305
20,700	@	Broadpoint Gleacher Securities, Inc.	115,506
5,950		Calamos Asset Management, Inc.	83,955
5,500	L	Cohen & Steers, Inc.	82,225
2,800	@	Credit Acceptance Corp.	61,180
2,650	@	Diamond Hill Investment Group, Inc.	106,477
6,150		Duff & Phelps Corp.	109,347
150,200	@	E*Trade Financial Corp.	192,256
5,950	@	Encore Capital Group, Inc.	78,838
3,300		Evercore Partners, Inc.	64,812
8,400	@	FBR Capital Markets Corp.	39,480
12,950	@	FCStone Group, Inc.	51,153
7,450		Financial Federal Corp.	153,098
36,900	@, L	First Marblehead Corp.	74,538
3,200		GAMCO Investors, Inc.	155,200
21,000		GFI Group, Inc.	141,540
4,900	@	International Assets Holding Corp.	72,863
7,700		JMP Group, Inc.	59,213

Shares			Value

Diversified Financial Services: (continued)
10,700	@, L	KBW, Inc.	$307,732
31,600	@	Knight Capital Group, Inc.	538,780
21,450	@	LaBranche & Co., Inc.	92,235
13,100	@	MarketAxess Holdings, Inc.	124,843
31,200	@, @@	MF Global Ltd.	185,016
15,850		National Financial Partners Corp.	116,022
6,650	@	Nelnet, Inc.	90,374
13,450	@	Ocwen Financial Corp.	174,447
4,500	@@	Oppenheimer Holdings, Inc.	95,265
14,650		OptionsXpress Holdings, Inc.	227,515
7,900	@, L	Penson Worldwide, Inc.	70,705
5,800	@	Piper Jaffray Cos.	253,286
4,450	@, L	Portfolio Recovery Associates, Inc.	172,349
11,150		Sanders Morris Harris Group, Inc.	61,325
8,950	@	Stifel Financial Corp.	430,406
8,850		SWS Group, Inc.	123,635
13,450	@	Thomas Weisel Partners Group, Inc.	80,969
13,100	@	TradeStation Group, Inc.	110,826
2,900		Westwood Holdings Group, Inc.	121,249
5,400	@, L	World Acceptance, Corp.	107,514

			5,196,479

Electric: 1.8%
9,100		Allete, Inc.	261,625
17,250		Avista Corp.	307,223
12,450		Black Hills Corp.	286,226
5,000		Central Vermont Public Service Corp.	90,500
4,650		CH Energy Group, Inc.	217,155
19,650		Cleco Corp.	440,553
16,700	@	El Paso Electric Co.	233,132
10,600		Empire District Electric Co.	175,112
4,300	@, L	Enernoc, Inc.	93,181
14,950		Idacorp, Inc.	390,793
7,050		MGE Energy, Inc.	236,528
12,050		NorthWestern Corp.	274,258
9,950		Otter Tail Corp.	217,308
5,600	@	Pike Electric Corp.	67,480
26,400		PNM Resources, Inc.	282,744
21,700		Portland General Electric Co.	422,716
9,150		UIL Holdings Corp.	205,418
12,050		Unisource Energy Corp.	319,807
6,200		Unitil Corp.	127,844

			4,649,603

Electrical Components & Equipment: 1.1%
14,600	@, L	Advanced Battery Technologies, Inc.	58,692
10,500	@	Advanced Energy Industries, Inc.	94,395
13,900	@, L	American Superconductor Corp.	364,875
12,800		Belden CDT, Inc.	213,760
15,900	@, @@, L	China BAK Battery, Inc.	46,905
6,650	L	Encore Wire Corp.	141,978
15,300	@	Ener1, Inc.	83,538
15,600	@, L	Energy Conversion Devices, Inc.	220,740

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Electrical Components & Equipment: (continued)
11,500	@	EnerSys	$209,185
60,850	@, L	Evergreen Solar, Inc.	132,045
11,750	@, @@	Fushi Copperweld, Inc.	97,173
38,750	@	GrafTech International Ltd.	438,263
3,200		Graham Corp.	42,560
2,000	@, @@	Harbin Electric, Inc.	31,280
7,400		Insteel Industries, Inc.	60,976
7,600	@	Littelfuse, Inc.	151,696
2,700	@	Powell Industries, Inc.	100,089
31,750	@	Power-One, Inc.	47,308
10,200	@, L	Universal Display Corp.	99,756
19,850	@, L	Valence Technology, Inc.	35,532
10,100		Vicor Corp.	72,922

			2,743,668

Electronics: 2.5%
2,900		American Science & Engineering, Inc.	200,448
4,550		Analogic Corp.	168,123
3,550	@	Axsys Technologies, Inc.	190,422
4,800	L	Badger Meter, Inc.	196,800
4,650		Bel Fuse, Inc.	74,586
21,900	@	Benchmark Electronics, Inc.	315,360
16,600		Brady Corp.	416,992
12,900	@	Checkpoint Systems, Inc.	202,401
10,650	@, @@, L	China Security & Surveillance Technology, Inc.	80,301
12,050	@	Cogent, Inc.	129,297
7,700	@	Coherent, Inc.	159,236
10,600	@	Cymer, Inc.	315,138
11,100		Daktronics, Inc.	85,470
5,600	@	Dionex Corp.	341,768
8,400	@	Electro Scientific Industries, Inc.	93,912
6,350	@	Faro Technologies, Inc.	98,616
12,700	@	FEI Co.	290,830
8,100	@	II-VI, Inc.	179,577
16,450	@	L-1 Identity Solutions, Inc.	127,323
10,600		Methode Electronics, Inc.	74,412
24,850	@, L	Microvision, Inc.	76,290
2,900	@	Multi-Fineline Electronix, Inc.	62,060
8,000	@	Newport Corp.	46,320
2,100	@	NVE Corp.	102,060
6,450	@	OSI Systems, Inc.	134,483
5,600		Park Electrochemical Corp.	120,568
13,900	@	Plexus Corp.	284,394
10,200	@	Rofin-Sinar Technologies, Inc.	204,102
5,300	@	Rogers Corp.	107,219
10,900	@	Stoneridge, Inc.	52,320
22,550	@	Taser International, Inc.	102,828
13,000		Technitrol, Inc.	84,110
13,500	@	TTM Technologies, Inc.	107,460
10,200	@	Varian, Inc.	402,186
9,150		Watts Water Technologies, Inc.	197,091
19,450		Woodward Governor Co.	385,110

			6,209,613

Energy - Alternate Sources: 0.2%
7,000	@	Ascent Solar Technologies, Inc.	54,740
11,450	@, L	Clean Energy Fuels Corp.	98,585

Shares			Value

Energy - Alternate Sources: (continued)
7,500	@	Comverge, Inc.	$90,750
54,400	@	Evergreen Energy, Inc.	53,312
26,100	@	FuelCell Energy, Inc.	109,098
16,400	@	GT Solar International, Inc.	87,248
22,800	@	Headwaters, Inc.	76,608
26,200	@	Syntroleum Corp.	57,902

			628,243

Engineering & Construction: 0.9%
12,350	@	Dycom Industries, Inc.	136,715
19,300	@	EMCOR Group, Inc.	388,316
21,000	@	ENGlobal Corp.	103,320
5,600	@	Exponent, Inc.	137,256
10,800		Granite Construction, Inc.	359,424
10,900	@	Insituform Technologies, Inc.	184,973
4,550	@	Layne Christensen Co.	93,048
3,450	@	Michael Baker Corp.	146,142
9,800	@	MYR Group, Inc./Delaware	198,156
7,900	@	Orion Marine Group, Inc.	150,100
4,950	@	Stanley, Inc.	162,756
3,650	@	Sterling Construction Co., Inc.	55,699
15,150	@	Tutor Perini Corp.	263,004

			2,378,909

Entertainment: 0.8%
5,100	@	Ascent Media Corp.	135,558
18,100	@	Bally Technologies, Inc.	541,552
5,800	@	Carmike Cinemas, Inc.	48,604
3,450		Churchill Downs, Inc.	116,127
10,700		Cinemark Holdings, Inc.	121,124
13,100		Dover Downs Gaming & Entertainment, Inc.	60,915
10,100	@, L	Isle of Capri Casinos, Inc.	134,532
13,550		National CineMedia, Inc.	186,448
16,300	@	Pinnacle Entertainment, Inc.	151,427
18,300	@	Shuffle Master, Inc.	120,963
5,700		Speedway Motorsports, Inc.	78,432
8,300	@	Vail Resorts, Inc.	222,606

			1,918,288

Environmental Control: 0.9%
5,200		American Ecology Corp.	93,184
16,100	@	Calgon Carbon Corp.	223,629
7,050	@	Clean Harbors, Inc.	380,630
26,700	@	Darling International, Inc.	176,220
9,500	@, L	Energy Recovery, Inc.	67,260
23,400		Energy Solutions, Inc.	215,280
6,250	@, L	Fuel Tech, Inc.	60,625
20,350	@, L	Metalico, Inc.	94,831
7,050		Met-Pro Corp.	76,281
11,000		Mine Safety Appliances Co.	265,100
20,850	@	Tetra Tech, Inc.	597,353
14,250	@, @@	Waste Services, Inc.	73,815

			2,324,208

Food: 2.0%
3,550	@	American Dairy, Inc.	140,793
7,300	@	American Italian Pasta Co.	212,722
400		Arden Group, Inc.	50,040
10,500		B&G Foods, Inc.	88,305
5,800	L	Calavo Growers, Inc.	115,014
4,050	L	Cal-Maine Foods, Inc.	101,088
16,400	@, L	Chiquita Brands International, Inc.	168,264

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Food: (continued)
4,850		Diamond Foods, Inc.	$135,315
14,450	@, @@	Fresh Del Monte Produce, Inc.	234,957
9,950	@, L	Great Atlantic & Pacific Tea Co.	42,288
11,550	@	Hain Celestial Group, Inc.	180,296
5,950	@	HQ Sustainable Maritime Industries, Inc.	54,443
7,950		Imperial Sugar Co.	96,275
5,100		Ingles Markets, Inc.	77,724
5,950		J&J Snack Foods Corp.	213,605
6,650		Lancaster Colony Corp.	293,066
10,250		Lance, Inc.	237,083
3,550	@, L	Lifeway Foods, Inc.	45,795
3,100	@	M&F Worldwide Corp.	62,000
4,250		Nash Finch Co.	115,005
14,550		Ruddick Corp.	340,907
6,550		Sanderson Farms, Inc.	294,750
40		Seaboard Corp.	44,880
2,800	@	Seneca Foods Corp.	93,576
17,250	@	Smart Balance, Inc.	117,473
7,300		Spartan Stores, Inc.	90,593
7,146	L	Tootsie Roll Industries, Inc.	162,143
10,550	@	TreeHouse Foods, Inc.	303,524
13,900	@	United Natural Foods, Inc.	364,875
1,800		Village Super Market	53,550
4,150		Weis Markets, Inc.	139,108
18,450	@	Winn-Dixie Stores, Inc.	231,363
6,250	@, @@	Zhongpin, Inc.	64,750

			4,965,570

Forest Products & Paper: 0.4%
12,600	@	Buckeye Technologies, Inc.	56,574
3,978	@	Clearwater Paper Corp.	100,604
3,800		Deltic Timber Corp.	134,786
15,700	@, @@	Domtar Corp.	260,306
14,550		Glatfelter	129,495
8,650		Neenah Paper, Inc.	76,207
1,600	@	Orchids Paper Products Co.	32,880
4,750		Schweitzer-Mauduit International, Inc.	129,248
13,200		Wausau Paper Corp.	88,704

			1,008,804

Gas: 1.5%
2,400		Chesapeake Utilities Corp.	78,072
8,100		Laclede Group, Inc.	268,353
14,550		New Jersey Resources Corp.	538,932
15,050		Nicor, Inc.	521,031
9,750		Northwest Natural Gas Co.	432,120
24,500		Piedmont Natural Gas Co.	590,695
10,600		South Jersey Industries, Inc.	369,834
14,650		Southwest Gas Corp.	325,377
17,800		WGL Holdings, Inc.	569,956

			3,694,370

Hand/Machine Tools: 0.4%
15,050		Baldor Electric Co.	358,040
8,200		Franklin Electric Co., Inc.	212,544
650	@	K-Tron International, Inc.	51,792
10,600		Regal-Beloit Corp.	421,032

			1,043,408

Healthcare - Products: 4.4%
7,350	@	Abaxism, Inc.	150,969
9,750	@	Abiomed, Inc.	85,995

Shares			Value

Healthcare - Products: (continued)
11,850	@	Accuray, Inc.	$79,040
25,350	@	Affymetrix, Inc.	150,326
18,900	@	Align Technology, Inc.	200,340
18,100	@	Alphatec Holdings, Inc.	60,092
22,500	@	American Medical Systems Holdings, Inc.	355,500
8,400	@	Angiodynamics, Inc.	111,468
750		Atrion Corp.	100,568
16,200	@	ATS Medical, Inc.	53,298
6,672	@	BioMimetic Therapeutics, Inc.	61,649
2,600	@	Bovie Medical Corp.	22,646
16,000	@	Bruker BioSciences Corp.	148,160
21,750	@	Cardiac Science Corp.	87,435
8,250	@	CardioNet, Inc.	134,640
18,100	@	Cepheid, Inc.	170,502
10,100	@	Conceptus, Inc.	170,690
5,800	@	Conmed Corp.	90,016
12,350	@	CryoLife, Inc.	68,419
7,500	@	Cutera, Inc.	64,650
7,250	@	Cyberonics	120,568
6,750	@	Cynosure, Inc.	51,638
13,300	@	DexCom, Inc.	82,327
8,800	@	Electro-Optical Sciences, Inc.	68,552
21,250	@	ev3, Inc.	227,800
3,450	@	Exactech, Inc.	50,025
4,900	@	Genomic Health, Inc.	84,917
7,400	@	Greatbatch, Inc.	167,314
8,600	@	Haemonetics Corp.	490,200
10,550	@	Hanger Orthopedic Group, Inc.	143,375
10,550	@	Hansen Medical, Inc.	52,117
5,800	@	HeartWare International, Inc.	161,878
4,200	@	ICU Medical, Inc.	172,830
23,500	@	Immucor, Inc.	323,360
10,300	@, L	Insulet Corp.	79,310
4,300	@	Integra LifeSciences Holdings Corp.	113,993
13,350		Invacare Corp.	235,628
5,300	@	IRIS International, Inc.	62,540
4,350	@	Kensey Nash Corp.	114,014
11,700	@	LCA-Vision, Inc.	49,374
12,600	@	Luminex Corp.	233,604
7,800	@	MAKO Surgical Corp.	70,356
16,400	@	Masimo Corp.	395,404
8,400	@	Medical Action Industries, Inc.	96,180
14,000		Meridian Bioscience, Inc.	316,120
7,500	@	Merit Medical Systems, Inc.	122,250
8,350	@	Micrus Endovascular Corp.	75,484
9,350	@	Natus Medical, Inc.	107,899
12,700	@, L	NuVasive, Inc.	566,420
9,750	@, L	NxStage Medical, Inc.	57,525
20,150	@	OraSure Technologies, Inc.	49,771
5,200	@, @@	Orthofix International NV	130,052
23,900	@	Orthovita, Inc.	123,085
7,100	@	Palomar Medical Technologies, Inc.	104,086
21,600	@	PSS World Medical, Inc.	399,816
10,100	@	Quidel Corp.	147,056
12,300	@	Rockwell Medical Technologies, Inc.	92,865
5,500	@	Sirona Dental Systems, Inc.	109,945
4,550	@	Somanetics Corp.	75,121
5,800	@	SonoSite, Inc.	116,348
11,650	@	Spectranetics Corp.	57,435

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Healthcare - Products: (continued)
11,950	@, L	Stereotaxis, Inc.	$46,366
20,050		Steris Corp.	522,904
4,900	@, L	SurModics, Inc.	110,887
14,000	@	Symmetry Medical, Inc.	130,480
2,300	@	Synovis Life Technologies, Inc.	47,771
18,400	@	Thoratec Corp.	492,752
20,450	@	TomoTherapy, Inc.	56,238
6,650	@	Trans1, Inc.	41,430
4,900	@	Vital Images, Inc.	55,615
15,500	@	Volcano Corp.	216,690
10,600		West Pharmaceutical Services, Inc.	369,410
10,200	@	Wright Medical Group, Inc.	165,852
7,050	@	Zoll Medical Corp.	136,347

			11,057,727

Healthcare - Services: 2.3%
4,650	@	Air Methods Corp.	127,224
9,950	@	Alliance Imaging, Inc.	72,934
3,700	@, L	Almost Family, Inc.	96,607
8,950	@, L	Amedisys, Inc.	295,529
4,300	@	America Service Group, Inc.	69,101
18,000	@	AMERIGROUP Corp.	483,300
9,850	@	Amsurg Corp.	211,184
4,270	@	Assisted Living Concepts, Inc.	62,129
5,500	@	Bio-Reference Labs, Inc.	173,855
17,000	@, @@	Buoni Poliennali	100,640
13,800	@	Capital Senior Living Corp.	62,790
14,650	@	Centene Corp.	292,707
5,800	@	Emeritus Corp.	76,618
4,200		Ensign Group, Inc.	59,766
5,950	@	Genoptix, Inc.	190,341
8,400	@	Gentiva Health Services, Inc.	138,264
28,250	@	Healthsouth Corp.	407,930
18,000	@	Healthspring, Inc.	195,480
12,250	@	Healthways, Inc.	164,763
5,900	@	IPC The Hospitalist Co., Inc.	157,471
12,500	@	Kindred Healthcare, Inc.	154,625
5,750	@	LHC Group, Inc.	127,708
13,150	@	Magellan Health Services, Inc.	431,583
7,650	@	Medcath Corp.	89,964
6,150	@	Molina Healthcare, Inc.	147,108
3,100		National Healthcare Corp.	117,614
13,600	@	Novamed, Inc.	53,720
8,650	@	Odyssey HealthCare, Inc.	88,922
19,800	@	Psychiatric Solutions, Inc.	450,252
5,650	@	RehabCare Group, Inc.	135,205
8,400	@	Res-Care, Inc.	120,120
7,500	@	Skilled Healthcare Group, Inc.	56,250
13,200	@	Sun Healthcare Group, Inc.	111,408
25,050	@, L	Sunrise Senior Living, Inc.	41,333
5,900	@	Triple-S Management Corp.	91,981
13,900	@	WellCare Health Plans, Inc.	257,011

			5,913,437

Holding Companies - Diversified: 0.0%
8,600		Compass Diversified Trust	69,574

			69,574

Home Builders: 0.4%
24,950	@, L	Beazer Homes USA, Inc.	45,659
4,350	@	Cavco Industries, Inc.	110,186

Shares			Value

Home Builders: (continued)
4,500	@, @@	China Housing & Land Development, Inc.	$25,920
23,050	@, L	Hovnanian Enterprises, Inc.	54,398
3,450		M/I Homes, Inc.	33,776
10,550	@	Meritage Homes Corp.	198,973
14,250		Ryland Group, Inc.	238,830
4,050		Skyline Corp.	88,088
40,200	@	Standard-Pacific Corp.	81,606
10,400	L	Winnebago Industries	77,272

			954,708

Home Furnishings: 0.6%
5,300	L	American Woodmark Corp.	126,935
4,900	@	DTS, Inc.	132,643
7,900		Ethan Allen Interiors, Inc.	81,844
15,150		Furniture Brands International, Inc.	45,905
6,650		Hooker Furniture Corp.	76,342
10,750		Kimball International, Inc.	67,080
19,900		La-Z-Boy, Inc.	93,928
24,750		Tempur-Pedic International, Inc.	323,483
33,050	@	Tivo, Inc.	346,364
5,450	@	Universal Electronics, Inc.	109,927

			1,404,451

Household Products/Wares: 0.7%
26,600	@	ACCO Brands Corp.	75,012
16,700		American Greetings Corp.	195,056
1,650		Blyth, Inc.	54,104
22,150	@	Central Garden & Pet Co.	218,178
4,000		CSS Industries, Inc.	81,520
11,000		Ennis, Inc.	137,060
10,100	@	Helen of Troy Ltd.	169,579
10,900	@	Prestige Brands Holdings, Inc.	67,035
14,200		Standard Register Co.	46,292
21,000		Tupperware Corp.	546,420
5,500		WD-40 Co.	159,500

			1,749,756

Insurance: 3.5%
101,100	L	AMBAC Financial Group, Inc.	93,012
18,050		American Equity Investment Life Holding Co.	100,719
3,450		American Physicians Capital, Inc.	135,102
6,200	@	American Physicians Service Group, Inc.	140,678
6,600	@	Amerisafe, Inc.	102,696
9,250		Amtrust Financial Services, Inc.	105,450
10,700	@, @@	Argo Group International Holdings Ltd.	301,954
20,350	@@, L	Assured Guaranty Ltd.	251,933
4,900		Baldwin & Lyons, Inc.	96,530
10,200	@, L	Citizens, Inc.	62,016
6,650	@	CNA Surety Corp.	89,709
50,200	@	Conseco, Inc.	118,974
8,400	@	Crawford & Co.	40,320
13,200		Delphi Financial Group	256,476
9,500	@	eHealth, Inc.	167,770
20,250		Employers Holdings, Inc.	274,388
2,050	@	Enstar Group Ltd.	120,643
7,050		FBL Financial Group, Inc.	58,233

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Insurance: (continued)
18,000	@	First Acceptance Corp.	$38,340
8,100		First Mercury Financial Corp.	111,537
9,950		Flagstone Reinsurance Holdings Ltd.	102,485
2,750	@	Fpic Insurance Group, Inc.	84,205
10,300	@, @@	Greenlight Capital Re Ltd.	178,293
5,250		Harleysville Group, Inc.	148,155
12,950		Horace Mann Educators Corp.	129,112
5,800		Infinity Property & Casualty Corp.	211,468
17,200	@@	IPC Holdings Ltd.	470,248
2,401		Kansas City Life Insurance Co.	64,611
2,925	L	Life Partners Holdings, Inc.	41,477
19,700	@@	Maiden Holdings Ltd.	129,232
17,450	@@	Max Re Capital Ltd.	322,127
20,150		Meadowbrook Insurance Group, Inc.	131,580
3,200		Mercer Insurance Group, Inc.	50,880
42,200		MGIC Investment Corp.	185,680
30,550	@@	Montpelier Re Holdings Ltd.	406,010
3,950		National Interstate Corp.	59,961
850		National Western Life Insurance Co.	99,238
5,050	@	Navigators Group, Inc.	224,372
41,950		Phoenix Cos., Inc.	70,057
15,700	@@	Platinum Underwriters Holdings Ltd.	448,863
14,250	@	PMA Capital Corp.	64,838
36,900	L	PMI Group, Inc.	73,062
8,850		Presidential Life Corp.	66,995
10,400	@	ProAssurance Corp.	480,584
31,500		Radian Group, Inc.	85,680
5,600		RLI Corp.	250,880
4,450		Safety Insurance Group, Inc.	135,992
11,500	@	SeaBright Insurance Holdings, Inc.	116,495
18,600		Selective Insurance Group	237,522
4,900		State Auto Financial Corp.	85,750
7,200		Stewart Information Services Corp.	102,600
12,654		Tower Group, Inc.	313,566
18,496	@, @@	United America Indemnity Ltd.	88,596
7,850		United Fire & Casualty Co.	134,628
12,350	@	Universal American Financial Corp.	107,692
12,700		Zenith National Insurance Corp.	276,098

			8,845,512

Internet: 3.2%
2,300	@	AboveNet, Inc.	186,254
42,800	@	Art Technology Group, Inc.	162,640
10,900	@, @@	AsiaInfo Holdings, Inc.	187,589
13,100	@	Avocent Corp.	182,876
12,400	@	Blue Coat Systems, Inc.	205,096
4,250	@, L	Blue Nile, Inc.	182,708
15,900	@	Cogent Communications Group, Inc.	129,585
8,150	@	comScore, Inc.	108,558
6,750	@, L	Constant Contact, Inc.	133,920
24,200	@	Cybersource Corp.	370,260
13,600	@	DealerTrack Holdings, Inc.	231,200
12,850	@	Digital River, Inc.	466,712

Shares			Value

Internet: (continued)
49,850	@	Drugstore.Com	$90,727
30,400	@	Earthlink, Inc.	225,264
14,550	@	eResearch Technology, Inc.	90,356
5,672	@, @@	Global Sources Ltd.	40,895
7,500	@	GSI Commerce, Inc.	106,875
6,150	@	i2 Technologies, Inc.	77,183
10,250	@	Infospace, Inc.	67,958
21,550	@	Internap Network Services Corp.	75,210
7,900	@	Internet Brands, Inc.	55,300
8,500	@	Internet Capital Group, Inc.	57,205
15,800	@	j2 Global Communications, Inc.	356,448
7,750	@	Keynote Systems, Inc.	59,210
10,000	@	Knot, Inc.	78,800
9,950	@	Limelight Networks, Inc.	43,780
6,450	@	Liquidity Services, Inc.	63,597
8,850	@, L	LoopNet, Inc.	68,588
8,400	@, @@, L	Mercadolibre, Inc.	225,792
17,850	@	Moduslink Global Solutions, Inc.	122,451
43,000	@	Move, Inc.	92,880
12,400	@	NIC, Inc.	83,948
10,250	L	Nutri/System, Inc.	148,625
15,600	@	Online Resources Corp.	97,344
1,600	@	OpenTable, Inc.	48,272
26,700	@	Openwave Systems, Inc.	59,808
4,800	@, L	Overstock.com, Inc.	57,408
13,350	@	PC-Tel, Inc.	71,423
11,750	@	Perficient, Inc.	82,133
19,350	@, L	Rackspace Hosting, Inc.	268,191
26,400	@	RealNetworks, Inc.	78,936
17,050	@	S1 Corp.	117,645
29,800	@	Sapient Corp.	187,442
4,950	@	Shutterfly, Inc.	69,053
18,300	@	SonicWALL, Inc.	100,284
6,950	@	Sourcefire, Inc.	86,111
7,400	@	Stamps.com, Inc.	62,752
13,500	@	SumTotal Systems, Inc.	64,935
29,700	@	support.com, Inc.	64,746
2,686	@	TechTarget, Inc.	10,744
18,450	@	TeleCommunication Systems, Inc.	131,180
16,850	@	Terremark Worldwide, Inc.	97,393
63,050	@	TIBCO Software, Inc.	452,069
20,643		United Online, Inc.	134,386
26,500	@	Valueclick, Inc.	278,780
8,200	@	Vasco Data Security Intl.	59,942
9,200	@	Vignette Corp.	120,980
4,900	@	Vocus, Inc.	96,824
10,600	@	Web.com Group, Inc.	59,678
12,900	@	Websense, Inc.	230,136

			7,967,085

Investment Companies: 0.8%
57,100		Allied Capital Corp.	198,708
60,800		American Capital Ltd.	195,168
46,550		Apollo Investment Corp.	279,300
28,200		Ares Capital Corp.	227,292
7,500		BlackRock Kelso Capital Corp.	46,725
950		Capital Southwest Corp.	68,733
7,500		Fifth Street Finance Corp	75,300

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Investment Companies: (continued)
9,900		Gladstone Capital Corp.	$74,547
12,750	@, L	Harris & Harris Group, Inc.	74,333
15,175		Hercules Technology Growth Capital, Inc.	126,863
9,100		Kohlberg Capital Corp.	57,512
21,800		MCG Capital Corp.	52,974
8,800		MVC Capital, Inc.	74,448
16,750		NGP Capital Resources Co.	98,323
9,000		PennantPark Investment Corp.	63,900
10,800		Prospect Capital Corp.	99,360
44	@	Teton Advisors, Inc.	—
19,600		Triangle Capital Corp.	214,032

			2,027,518

Iron/Steel: 0.0%
2,500	@	Universal Stainless & Alloy	40,675

			40,675

Leisure Time: 0.5%
8,000		Ambassadors Group, Inc.	110,160
33,450		Brunswick Corp.	144,504
21,600		Callaway Golf Co.	109,512
12,600	@	Interval Leisure Group, Inc.	117,432
11,400	@	Life Time Fitness, Inc.	228,114
9,450		Marine Products Corp.	35,438
10,500	L	Polaris Industries, Inc.	337,260
16,300	@	Town Sports International Holdings, Inc.	61,125
11,200	@, @@	Universal Travel Group	125,328

			1,268,873

Lodging: 0.2%
7,050		Ameristar Casinos, Inc.	134,162
10,300	@, L	Gaylord Entertainment Co.	130,913
7,900		Marcus Corp.	83,108
17,700	@@	Orient-Express Hotels Ltd.	150,273

			498,456

Machinery - Construction & Mining: 0.1%
6,650	@	Astec Industries, Inc.	197,439

			197,439

Machinery - Diversified: 1.2%
7,600		Albany International Corp.	86,488
8,400	@	Altra Holdings, Inc.	62,916
14,550		Applied Industrial Technologies, Inc.	286,635
15,800		Briggs & Stratton Corp.	210,772
3,650		Cascade Corp.	57,415
9,350	@	Chart Industries, Inc.	169,983
13,500		Cognex Corp.	190,755
4,800	@	Columbus McKinnon Corp.	60,720
4,450		Gorman-Rupp Co.	89,757
20,350	@	Intermec, Inc.	262,515
7,200	@	Intevac, Inc.	62,712
7,050	@	iRobot Corp.	91,509
7,250	@	Kadant, Inc.	81,853
3,950	L	Lindsay Manufacturing Co.	130,745
5,476	@	Middleby Corp.	240,506
2,500		Nacco Industries, Inc.	71,800
11,400		Nordson Corp.	440,724
22,150	@, L	Raser Technologies, Inc.	62,020
8,850		Robbins & Myers, Inc.	170,363

Shares			Value

Machinery - Diversified: (continued)
8,400		Sauer-Danfoss, Inc.	$51,492
7,600	@	Tecumseh Products Co.	73,796
5,950		Tennant Co.	109,421

			3,064,897

Media: 0.5%
9,700	@	Acacia Research - Acacia Technologies	76,339
51,250		Belo Corp.	91,738
17,050	@	CKX, Inc.	120,885
4,250		Courier Corp.	64,855
7,250	@	DG FastChannel, Inc.	132,675
9,850	@	Dolan Media Co.	125,982
4,950	@	Fisher Communications, Inc.	63,311
20,250	@, L	Martha Stewart Living Omnimedia	61,965
20,550	@	Mediacom Communications Corp.	105,011
18,600	@	Playboy Enterprises, Inc.	46,686
8,500		Scholastic Corp.	168,215
26,650		Sinclair Broadcast Group, Inc.	51,701
10,100		World Wrestling Entertainment, Inc.	126,856

			1,236,219

Metal Fabricate/Hardware: 0.9%
4,900		AM Castle & Co.	59,192
2,700		Ampco-Pittsburgh Corp.	63,315
7,250		CIRCOR International, Inc.	171,173
3,400		Dynamic Materials Corp.	65,552
16,300	@	Furmanite Corp.	72,698
4,050	@	Haynes International, Inc.	95,985
8,950		Kaydon Corp.	291,412
6,800	@	Ladish Co., Inc.	88,196
3,400		Lawson Products	48,314
3,550	@	LB Foster Co.	106,749
12,700		Mueller Industries, Inc.	264,160
34,500		Mueller Water Products, Inc.	129,030
3,100	@	Northwest Pipe Co.	107,756
2,500		Olympic Steel, Inc.	61,175
7,700	@	RBC Bearings, Inc.	157,465
7,600	@	RTI International Metals, Inc.	134,292
3,200		Sun Hydraulics Corp.	51,744
21,100		Worthington Industries	269,869

			2,238,077

Mining: 0.7%
19,550	@, L	Allied Nevada Gold Corp.	157,573
8,400		Amcol International Corp.	181,272
6,900	@	Brush Engineered Materials, Inc.	115,575
8,200	@	Century Aluminum Co.	51,086
21,070	@, L	Coeur d’Alene Mines Corp.	259,161
28,050	@, L	General Moly, Inc.	62,271
53,600	@, L	Hecla Mining Co.	143,648
16,400	@	Horsehead Holding Corp.	122,180
5,800		Kaiser Aluminum Corp.	208,278
11,800	@, @@	Paramount Gold and Silver Corp.	17,936
16,300	@	Stillwater Mining Co	93,073
23,500	@	Uranium Energy Corp.	68,150
30,000	@	US Gold Corp.	79,200
36,450	@, L	USEC, Inc.	193,914

			1,753,317

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: 2.1%
19,650		Actuant Corp.	$239,730
13,500		Acuity Brands, Inc.	378,675
3,200		Ameron International Corp.	214,528
6,950		AO Smith Corp.	226,362
3,950	@	AZZ, Inc.	135,920
17,250		Barnes Group, Inc.	205,103
12,800	@	Blount International, Inc.	110,208
9,350	@	Ceradyne, Inc.	165,121
7,700	@, @@, L	China Fire & Security Group, Inc.	93,709
16,700		Clarcor, Inc.	487,473
7,500	@	Colfax Corp.	57,900
75,600		Eastman Kodak Co.	223,776
4,550	@	EnPro Industries, Inc.	81,946
8,950	@	ESCO Technologies, Inc.	400,960
18,900		Federal Signal Corp.	144,585
3,450		Freightcar America, Inc.	57,995
2,300	@	GenTek, Inc.	51,359
10,300	@	Griffon Corp.	85,696
32,700	@	Hexcel Corp.	311,631
7,800		John Bean Technologies Corp.	97,656
7,050		Koppers Holdings, Inc.	185,909
5,600	@	LSB Industries, Inc.	90,552
9,950		Matthews International Corp. - Class A	309,644
6,350	@	Metabolix, Inc.	52,197
5,200		Movado Group, Inc.	54,808
9,150		Myers Industries, Inc.	76,128
5,800		NL Industries, Inc.	42,804
4,600	@, L	PMFG, Inc.	40,526
8,600	@	Polypore International, Inc.	95,632
5,500		Raven Industries, Inc.	140,800
20,550	@	Smith & Wesson Holding Corp.	116,724
6,750		Standex International Corp.	78,300
6,700		Sturm Ruger & Co., Inc.	83,348
9,050		Tredegar Corp.	120,546

			5,258,251

Office Furnishings: 0.3%
19,000		Herman Miller, Inc.	291,460
12,250	L	HNI, Corp.	221,235
13,200		Interface, Inc.	81,840
18,900		Knoll, Inc.	143,262
10,800		Steelcase, Inc.	62,856

			800,653

Oil & Gas: 2.5%
2,250		APCO Argentina, Inc.	43,268
12,350	@	Arena Resources, Inc.	393,348
9,850	L	Atlas America, Inc.	176,020
10,450	@, L	ATP Oil & Gas Corp.	72,732
16,700		Berry Petroleum Co.	310,453
12,150	@	Bill Barrett Corp.	333,639
22,950	@, L	BPZ Energy, Inc.	112,226
25,450	@	Brigham Exploration Co.	88,821
8,950	@	Carrizo Oil & Gas, Inc.	153,493
23,750	@, L	Cheniere Energy, Inc.	69,825
4,900	@	Contango Oil & Gas Co.	208,201
9,550	@	CVR Energy, Inc.	70,002
6,550		Delek US Holdings, Inc.	55,544
49,500	@, L	Delta Petroleum Corp.	95,535

Shares			Value

Oil & Gas: (continued)
44,750	@	Endeavour International Corp.	$60,860
24,900	@	FX Energy, Inc.	94,371
8,550	@, L	GMX Resources, Inc.	90,972
7,950	@	Goodrich Petroleum Corp.	195,491
77,700	@, @@	Gran Tierra Energy, Inc.	268,065
10,500	@	Gulfport Energy Corp.	71,925
17,700	@	Harvest Natural Resources, Inc.	78,057
11,200	@	Hercules Offshore, Inc.	44,464
18,600	@, L	McMoRan Exploration Co.	110,856
9,050	@, L	Northern Oil And Gas, Inc.	57,649
77,350	@, @@, L	Oilsands Quest, Inc.	74,256
2,900		Panhandle Oil and Gas, Inc.	56,927
29,300	@	Parallel Petroleum Corp.	56,842
41,150	@	Parker Drilling Co.	178,591
13,600		Penn Virginia Corp.	222,632
4,900	@	Petroleum Development Corp.	76,881
15,750	@, L	Petroquest Energy, Inc.	58,118
18,600	@	Pioneer Drilling Co.	89,094
14,450	@	Rex Energy Corp.	82,365
17,200	@	Rosetta Resources, Inc.	150,500
10,210	@	Stone Energy Corp.	75,758
10,400	@	Swift Energy Co.	173,160
7,750	@	Toreador Resources Corp.	51,925
23,250	@	Vaalco Energy, Inc.	98,348
10,700	@	Venoco, Inc.	82,069
5,800		W&T Offshore, Inc.	56,492
27,000	@	Warren Resources, Inc.	66,150
9,850	L	Western Refining, Inc.	69,541
118,862	@	Zion Oil & Gas, Inc.	1,262,134

			6,237,600

Oil & Gas Services: 1.2%
30,500	@	Allis-Chalmers Energy, Inc.	70,455
12,350	@	Basic Energy Services, Inc.	84,351
43,700	@	Boots & Coots, Inc.	60,743
14,400	@	Cal Dive International, Inc.	124,272
6,750	L	CARBO Ceramics, Inc.	230,850
15,800	@	Complete Production Services, Inc.	100,488
3,100	@	Dawson Geophysical Co.	92,535
10,400	@	Dril-Quip, Inc.	396,240
18,100	@	Global Industries Ltd.	102,446
3,950		Gulf Island Fabrication, Inc.	62,529
8,500	@	Hornbeck Offshore Services, Inc.	181,815
22,350	@, L	ION Geophysical Corp.	57,440
20,600	@	Key Energy Services, Inc.	118,656
5,300		Lufkin Industries, Inc.	222,865
9,900	@	Matrix Service Co.	113,652
6,950	@	NATCO Group, Inc.	228,794
4,100	@	Natural Gas Services Group, Inc.	54,530
24,750	@	Newpark Resources	70,538
2,400	@	OYO Geospace Corp.	61,584
10,300		RPC, Inc.	86,005
6,850	@	Superior Well Services, Inc.	40,758
6,300	@	T-3 Energy Services, Inc.	75,033
18,500	@	Tetra Technologies, Inc.	147,260
5,950	@	Union Drilling, Inc.	39,389

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Oil & Gas Services: (continued)
8,900	@	Willbros Group, Inc.	$111,339

			2,934,567

Packaging & Containers: 0.4%
2,700	@	AEP Industries, Inc.	71,253
4,900	@	Bway Holding Co.	85,897
37,100	@	Graphic Packaging Holding Co.	67,893
12,250		Rock-Tenn Co.	467,460
9,000		Silgan Holdings, Inc.	441,270

			1,133,773

Pharmaceuticals: 3.2%
31,100	@	Adolor, Corp.	54,736
30,000	@	Alkermes, Inc.	324,600
20,450	@	Allos Therapeutics, Inc.	169,531
4,250	@, L	Amicus Therapeutics, Inc.	48,663
4,900	@	Ardea Biosciences, Inc.	77,126
10,800	@	Array Biopharma, Inc.	33,912
14,000	@	Auxilium Pharmaceuticals, Inc.	439,320
8,950	@, L	Cadence Pharmaceuticals, Inc.	89,411
11,400	@	Catalyst Health Solutions, Inc.	284,316
3,950	@, @@, L	China Sky One Medical, Inc.	53,246
16,000	@	Cypress Bioscience, Inc.	150,720
30,400	@	Depomed, Inc.	98,800
29,100	@	Durect Corp.	69,258
18,800	@	Dyax Corp.	40,232
5,600	@	Hemispherx Biopharma, Inc.	14,224
9,650	@	I-Flow Corp.	66,971
6,100	@	Impax Laboratories, Inc.	44,896
14,400	@	Inspire Pharmaceuticals, Inc.	80,064
29,300	@	Isis Pharmaceuticals, Inc.	483,450
6,500	@	ISTA Pharmaceuticals, Inc.	27,300
22,000	@, L	KV Pharmaceutical Co.	70,620
19,000	@, L	MannKind Corp.	157,890
39,350	@	Medarex, Inc.	328,573
22,800		Medicis Pharmaceutical Corp.	372,096
9,350	@	Medivation, Inc.	209,534
16,250	@	Myriad Pharmaceuticals, Inc.	75,563
22,150	@	Nabi Biopharmaceuticals	53,603
27,500	@	Nektar Therapeutics	178,200
4,900	@	Neogen Corp.	142,002
15,450	@	Neurocrine Biosciences, Inc.	49,904
7,650	@	Noven Pharmaceuticals, Inc.	109,395
10,250	@	Obagi Medical Products, Inc.	74,723
19,200	@	Onyx Pharmaceuticals, Inc.	542,592
9,500	@, L	Optimer Pharmaceuticals, Inc.	142,215
12,700	@	Orexigen Therapeutics, Inc.	65,151
6,250	@, L	Osiris Therapeutics, Inc.	83,938
14,000	@	Pain Therapeutics, Inc.	75,180
11,400	@	Par Pharmaceutical Cos., Inc.	172,710
6,950	@	Pharmasset, Inc.	78,188
10,400	@	PharMerica Corp.	204,152
9,600	@	Poniard Pharmaceuticals, Inc.	57,312
9,350	@	Pozen, Inc.	71,808
11,450	@	Progenics Pharmaceuticals, Inc.	58,968

Shares			Value

Pharmaceuticals: (continued)
18,800	@	Questcor Pharmaceuticals, Inc.	$94,000
12,150	@	Rigel Pharmaceuticals, Inc.	147,258
13,200	@	Salix Pharmaceuticals Ltd.	130,284
19,600	@	Santarus, Inc.	55,272
20,650	@, L	Savient Pharmaceuticals, Inc.	286,209
8,100	@	Schiff Nutrition International, Inc.	41,229
13,000	@	SIGA Technologies, Inc.	109,720
13,200	@	Spectrum Pharmaceuticals, Inc.	100,980
6,200	@, L	Synutra International, Inc.	68,200
17,350	@	Theravance, Inc.	254,004
3,100	@, L	USANA Health Sciences, Inc.	92,163
8,700	@	Vanda Pharmaceuticals, Inc.	102,399
23,500	@	Viropharma, Inc.	139,355
18,800	@	Vivus, Inc.	114,304
9,150	@	Xenoport, Inc.	212,006

			7,972,476

Pipelines: 0.0%
20,050		Crosstex Energy, Inc.	83,408

			83,408

Real Estate: 0.2%
2,900	@	Avatar Holdings, Inc.	52,693
1,550		Consolidated-Tomoka Land Co.	54,374
13,500	@	Forestar Real Estate Group, Inc.	160,380
16,550	@	Hilltop Holdings, Inc.	196,449

			463,896

Retail: 5.7%
17,350	@	99 Cents Only Stores	235,613
13,600	@	AFC Enterprises	91,800
3,800	@	America’s Car-Mart, Inc.	77,900
17,200	@	AnnTaylor Stores Corp.	137,256
10,100		Asbury Automotive Group, Inc.	103,424
12,050		Bebe Stores, Inc.	82,904
7,100		Big 5 Sporting Goods Corp.	78,526
5,400	@	BJ’s Restaurants, Inc.	91,098
10,100		Bob Evans Farms, Inc.	290,274
49,250	@	Borders Group, Inc.	181,240
10,800		Brown Shoe Co., Inc.	78,192
7,400		Buckle, Inc.	235,098
5,950	@, L	Buffalo Wild Wings, Inc.	193,494
10,200	@	Cabela’s, Inc.	125,460
5,950	@	California Pizza Kitchen, Inc.	79,076
16,600		Casey’s General Stores, Inc.	426,454
9,750		Cash America International, Inc.	228,053
10,200		Cato Corp.	177,888
6,950	@	CEC Entertainment, Inc.	204,886
5,750	@	Charlotte Russe Holding, Inc.	74,060
43,000	@	Charming Shoppes, Inc.	159,960
22,950	@	Cheesecake Factory	397,035
7,700	@	Childrens Place Retail Stores, Inc.	203,511
8,950		Christopher & Banks Corp.	60,055
5,300	@	Citi Trends, Inc.	137,164
14,450		CKE Restaurants, Inc.	122,536
25,050	@	Coldwater Creek, Inc.	151,803
21,800	@	Collective Brands, Inc.	317,626
4,650	@	Conn’s, Inc.	58,125
7,350		Cracker Barrel Old Country Store	205,065
38,950	@	Denny’s Corp.	83,743
19,550		Dillard’s, Inc.	179,860
5,650	L	DineEquity, Inc.	176,224
13,900	@	Domino’s Pizza, Inc.	104,111

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Retail: (continued)
12,700	@, L	Dress Barn, Inc.	$181,610
3,900	@	DSW, Inc.	38,415
14,650	@	Ezcorp, Inc.	157,927
14,679		Finish Line	108,918
7,250	@	First Cash Financial Services, Inc.	127,020
11,400		Fred’s, Inc.	143,640
4,050	@, @@, L	Fuqi International, Inc.	83,876
6,450	@	Genesco, Inc.	121,067
6,550	L	Group 1 Automotive, Inc.	170,431
9,050	@	Gymboree Corp.	321,094
6,750	@	hhgregg, Inc.	102,330
8,950	@, L	Hibbett Sporting Goods, Inc.	161,100
16,700	@	HOT Topic, Inc.	122,077
13,100	@	HSN, Inc.	138,467
15,450	@	J Crew Group, Inc.	417,459
19,650	@	Jack in the Box, Inc.	441,143
8,000	@	Jo-Ann Stores, Inc.	165,360
7,350	@, L	JoS. A Bank Clothiers, Inc.	253,281
7,750		Kenneth Cole Productions, Inc.	54,483
7,500	@	Kirkland’s, Inc.	90,075
17,050	@	Krispy Kreme Doughnuts, Inc.	51,150
5,600	L	Landry’s Restaurants, Inc.	48,160
21,300		Liz Claiborne, Inc.	61,344
13,350	@, @@	Lululemon Athletica, Inc.	173,951
4,900	@	Lumber Liquidators, Inc.	77,224
7,800	@	McCormick & Schmick’s Seafood Restaurants, Inc.	59,358
16,600		Men’s Wearhouse, Inc.	318,388
12,250	@	New York & Co., Inc.	37,853
17,050		Nu Skin Enterprises, Inc.	260,865
11,800	@	O’Charleys, Inc.	109,150
19,700		OfficeMax, Inc.	123,716
25,650	@	Pacific Sunwear of California	86,441
9,100	@	Pantry, Inc.	151,060
7,700	@	Papa John’s International, Inc.	190,883
12,450	@	PC Mall, Inc.	84,162
15,000		PEP Boys-Manny Moe & Jack	152,100
8,500	@	PetMed Express, Inc.	127,755
7,050	@, L	PF Chang’s China Bistro, Inc.	226,023
30,100	@	Pier 1 Imports, Inc.	60,200
5,950		Pricesmart, Inc.	99,663
5,500	@, L	Red Robin Gourmet Burgers, Inc.	103,125
13,150		Regis Corp.	228,942
6,800	@	Rex Stores Corp.	68,408
13,600	@	Ruby Tuesday, Inc.	90,576
10,450	@	Rush Enterprises, Inc. - Class A	121,743
29,500	@	Saks, Inc.	130,685
27,450	@	Sally Beauty Holdings, Inc.	174,582
12,250	L	Sonic Automotive, Inc.	124,460
17,350	@	Sonic Corp.	174,021
12,150		Stage Stores, Inc.	134,865
7,400	@	Stein Mart, Inc.	65,564
5,500	@	Steinway Musical Instruments	58,850
4,700	@	Systemax, Inc.	55,977
18,800	L	Talbots, Inc.	101,520
16,700	@	Texas Roadhouse, Inc.	182,197

Shares			Value

Retail: (continued)
10,800	@	Tractor Supply Co.	$446,256
11,500	@	Tween Brands, Inc.	76,820
9,250	@	Ulta Salon Cosmetics & Fragrance, Inc.	102,860
29,200	@	Wet Seal, Inc.	89,644
9,450		World Fuel Services Corp.	389,624
16,350	@, L	Zale Corp.	56,244
7,700	@	Zumiez, Inc.	61,677

			14,487,373

Savings & Loans: 1.1%
17,500		Astoria Financial Corp.	150,150
10,600	@	Beneficial Mutual Bancorp, Inc.	101,760
20,900		Brookline Bancorp., Inc.	194,788
8,700		Danvers Bancorp, Inc.	117,015
8,500		Dime Community Bancshares	77,435
5,500		ESB Financial Corp.	72,160
8,650		ESSA Bancorp, Inc.	118,246
10,000		First Financial Northwest, Inc.	78,200
13,800	@	Investors Bancorp, Inc.	126,408
2,350		NASB Financial, Inc.	67,210
35,200		NewAlliance Bancshares, Inc.	404,800
8,350		Northfield Bancorp, Inc.	97,027
8,350		Northwest Bancorp, Inc.	157,481
5,250		OceanFirst Financial Corp.	62,843
4,900	@, L	Oritani Financial Corp.	67,179
19,000		Provident Financial Services, Inc.	172,900
6,550		Provident New York Bancorp	53,186
5,226		Rockville Financial, Inc.	57,225
7,650		Roma Financial Corp.	97,461
9,500		United Financial Bancorp, Inc.	131,290
5,350		ViewPoint Financial Group	81,481
11,650		Westfield Financial, Inc.	105,549
2,900		WSFS Financial Corp.	79,199

			2,670,993

Semiconductors: 3.3%
8,500	@	Actel Corp.	91,205
19,000	@	Advanced Analogic Technologies, Inc.	87,210
39,250	@	Amkor Technology, Inc.	185,653
26,250	@	Anadigics, Inc.	109,988
22,000	@	Applied Micro Circuits Corp.	178,860
9,750	@	ATMI, Inc.	151,418
24,850	@	Brooks Automation, Inc.	111,328
7,700	@	Cabot Microelectronics Corp.	217,833
11,750	@	Cavium Networks, Inc.	197,518
10,700	@	Ceva, Inc.	92,876
25,250	@	Cirrus Logic, Inc.	113,625
7,700		Cohu, Inc.	69,146
24,712	@, @@	CSR PLC	142,852
11,600	@	Diodes, Inc.	181,424
9,050	@	DSP Group, Inc.	61,178
41,150	@, L	Emcore Corp.	51,849
27,850	@	Emulex Corp.	272,373
48,400	@	Entegris, Inc.	131,648
16,300	@	Exar Corp.	117,197
15,250	@	Formfactor, Inc.	262,910
6,750	@	Hittite Microwave Corp.	234,563
10,100	@	Intellon Corp.	42,925
9,050		IXYS Corp.	91,586
27,450	@	Kopin Corp.	100,742

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Semiconductors: (continued)
21,300	@	Kulicke & Soffa Industries, Inc.	$73,059
42,600	@	Lattice Semiconductor Corp.	80,088
18,900		Micrel, Inc.	138,348
25,850	@	Microsemi Corp.	356,730
27,550	@	Microtune, Inc.	64,467
22,650	@	MIPS Technologies, Inc.	67,950
17,850	@	MKS Instruments, Inc.	235,442
10,450	@	Monolithic Power Systems, Inc.	234,185
6,550	@	Netlogic Microsystems, Inc.	238,813
16,600	@	Omnivision Technologies, Inc.	172,474
6,050	@	Pericom Semiconductor Corp.	50,941
12,300	@	Photronics, Inc.	49,815
15,250	@	PLX Technology, Inc.	57,493
10,100		Power Integrations, Inc.	240,279
10,300	@	Rubicon Technology, Inc.	147,084
11,900	@	Rudolph Technologies, Inc.	65,688
21,100	@	Semtech Corp.	335,701
9,000	@, L	Sigma Designs, Inc.	144,360
30,150	@	Silicon Image, Inc.	69,345
56,700	@	Skyworks Solutions, Inc.	554,526
6,150	@	Standard Microsystems Corp.	125,768
4,450	@	Supertex, Inc.	111,740
8,500	@	Techwell, Inc.	72,250
18,300	@	Tessera Technologies, Inc.	462,807
46,950	@	Triquint Semiconductor, Inc.	249,305
8,650	@	Ultratech, Inc.	106,482
13,400	@	Veeco Instruments, Inc.	155,306
7,250	@	Volterra Semiconductor Corp.	95,265
18,450	@	Zoran Corp.	201,105

			8,254,723

Software: 4.9%
19,750	@	Accelrys, Inc.	116,723
11,000	@	ACI Worldwide, Inc.	153,560
25,350	@	Actuate Corp.	121,173
18,350		Acxiom Corp.	162,031
5,500	@	Advent Software, Inc.	180,345
14,550	@	American Reprographics Co.	121,056
17,250		American Software, Inc.	99,360
5,200	@	ArcSight, Inc.	92,404
28,450	@	Ariba, Inc.	279,948
10,650	@, L	Athenahealth, Inc.	394,157
8,450	@	Avid Technology, Inc.	113,315
14,450		Blackbaud, Inc.	224,698
11,550	@	Blackboard, Inc.	333,333
5,950	@	Bottomline Technologies, Inc.	53,610
15,242		Bowne & Co., Inc.	99,225
22,150	@	Callidus Software, Inc.	63,128
13,500	@	Commvault Systems, Inc.	223,830
3,600		Computer Programs & Systems, Inc.	137,916
14,550	@	Concur Technologies, Inc.	452,214
12,350	@	CSG Systems International	163,514
6,950	@	DemandTec, Inc.	61,160
10,500	@	Digi International, Inc.	102,375
13,650	@	DivX, Inc.	74,939
5,800	@	Double-Take Software, Inc.	50,170
2,800	@	Ebix, Inc.	87,696
16,600	@	Eclipsys Corp.	295,148
14,350	@	Epicor Software Corp.	76,055
12,350	@	EPIQ Systems, Inc.	189,573
17,650		Fair Isaac Corp.	272,869
15,800	@	FalconStor Software, Inc.	75,050

Shares			Value

Software: (continued)
15,350	@	infoGROUP, Inc.	$87,649
27,450	@	Informatica Corp.	471,866
9,950	@	Innerworkings, Inc.	47,263
5,950	@	Interactive Intelligence, Inc.	72,947
9,150	@	JDA Software Group, Inc.	136,884
41,050	@	Lawson Software, Inc.	229,059
7,250	@	Mantech International Corp.	312,040
11,900	@	MedAssets, Inc.	231,455
2,300	@	MicroStrategy, Inc.	115,506
11,000	@	Monotype Imaging Holdings, Inc.	74,910
12,450	@	MSCSoftware Corp.	82,917
6,050	@, L	NetSuite, Inc.	71,451
12,450	@	Omnicell, Inc.	133,838
21,600	@	Omniture, Inc.	271,296
39,600	@	Parametric Technology Corp.	462,924
7,050		Pegasystems, Inc.	185,979
14,300	@	Phase Forward, Inc.	216,073
13,900	@	Progress Software Corp.	294,263
5,300	@	PROS Holdings, Inc.	43,036
7,000		Quality Systems, Inc.	398,720
25,050	@	Quest Software, Inc.	349,197
4,250	L	Renaissance Learning, Inc.	39,143
7,050	@	RightNow Technologies, Inc.	83,190
2,200	@	Rosetta Stone, Inc.	60,368
6,750		Schawk, Inc.	50,693
10,100	@	Seachange Intl., Inc.	81,103
8,400	@	Smith Micro Software, Inc.	82,488
13,700	@	SolarWinds, Inc.	225,913
21,550	@	Solera Holdings, Inc.	547,370
6,150	@	SPSS, Inc.	205,226
7,100	@	Synchronoss Technologies, Inc.	87,117
5,950	@	SYNNEX Corp.	148,691
26,300	@	Take-Two Interactive Software, Inc.	249,061
10,300	@	Taleo Corp.	188,181
21,300	@	THQ, Inc.	152,508
24,950	@	Trident Microsystems, Inc.	43,413
15,050	@	Tyler Technologies, Inc.	235,081
8,500	@	Ultimate Software Group, Inc.	206,040
24,000	@	Verifone Holdings, Inc.	180,240
22,950	@	Wind River Systems, Inc.	263,007

			12,288,681

Storage/Warehousing: 0.0%
8,850	@	Mobile Mini, Inc.	129,830

			129,830

Telecommunications: 4.8%
126,950	@	3Com Corp.	597,936
10,250	@	Acme Packet, Inc.	103,730
29,000	@	Adaptec, Inc.	76,850
27,400	@	ADC Telecommunications, Inc.	218,104
19,000		Adtran, Inc.	407,930
14,450	@	Airvana, Inc.	92,047
16,000		Alaska Communications Systems Group, Inc.	117,120
6,150	@	Anaren, Inc.	108,732
9,950	@	Anixter International, Inc.	374,021
3,950		Applied Signal Technology, Inc.	100,765
40,600	@	Arris Group, Inc.	493,696
18,900	@	Aruba Networks, Inc.	165,186
20,350	@	Atheros Communications, Inc.	391,534
4,150		Atlantic Tele-Network, Inc.	163,054
12,800	@	BigBand Networks, Inc.	66,176

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Telecommunications: (continued)
4,900		Black Box Corp.	$164,003
8,700	@	Cbeyond, Inc.	124,845
27,400	@	Centennial Communications Corp.	229,064
70,250	@	Cincinnati Bell, Inc.	199,510
8,400	@	Comtech Telecommunications	267,792
7,700		Consolidated Communications Holdings, Inc.	90,167
6,900		D & E Communications, Inc.	70,587
5,400	@	DigitalGlobe, Inc.	103,680
5,300	@	EMS Technologies, Inc.	110,770
17,850	@	Extreme Networks	35,700
14,200	@	General Communication, Inc.	98,406
6,350	@, L	GeoEye, Inc.	149,606
8,650	@	Global Crossing Ltd.	79,407
9,950	@	Globecomm Systems, Inc.	71,541
32,200	@	Harmonic, Inc.	189,658
20,850	@	Harris Stratex Networks, Inc.	135,108
3,950	@	Hughes Communications, Inc.	90,179
30,750	@	Infinera Corp.	280,748
14,350	@	InterDigital, Inc.	350,714
13,400		Iowa Telecommunications Services, Inc.	167,634
5,000	@	iPCS, Inc.	74,800
7,250	@	IPG Photonics Corp.	79,533
7,900	@	Ixia	53,246
9,350	@	Knology, Inc.	80,691
4,150	@	Loral Space & Communications, Inc.	106,863
16,200	@	Mastec, Inc.	189,864
11,500	@	Netgear, Inc.	165,715
10,350	@	Neutral Tandem, Inc.	305,532
11,950	@	Novatel Wireless, Inc.	107,789
9,200		NTELOS Holdings Corp.	169,464
7,600	@	Oplink Communications, Inc.	86,640
20,450	@	OpNext, Inc.	43,763
46,750	@	PAETEC Holding Corp.	126,225
16,400		Plantronics, Inc.	310,124
27,450	@	Polycom, Inc.	556,412
93,400	@	Powerwave Technologies, Inc.	150,374
22,950	@	Premier Global Services, Inc.	248,778
14,450	@	RCN Corp.	86,267
83,500	@	RF Micro Devices, Inc.	313,960
11,850	@	SAVVIS, Inc.	135,801
8,250		Shenandoah Telecom Co.	167,393
15,250	@	ShoreTel, Inc.	122,000
57,850	@	Sonus Networks, Inc.	93,139
12,450	@, L	Starent Networks Corp.	303,905
6,500	@	SureWest Communications	68,055
8,450	@	Switch and Data, Inc.	99,119
67,500	@	Sycamore Networks, Inc.	211,275
7,700	@	Symmetricom, Inc.	44,429
22,550	@	Syniverse Holdings, Inc.	361,477
22,350	@	Tekelec	376,151
10,200	@	USA Mobility, Inc.	130,152
27,000	@, L	Utstarcom, Inc.	44,010
6,750	@	Viasat, Inc.	173,070
11,800	@	Virgin Mobile USA, Inc.	47,436

			12,119,452

Textiles: 0.1%
6,950		G&K Services, Inc.	146,993
4,550		Unifirst Corp.	169,124

			316,117

Shares			Value

Toys/Games/Hobbies: 0.1%
9,750	@	Jakks Pacific, Inc.	$125,093
4,500	@	RC2 Corp.	59,535

			184,628

Transportation: 1.9%
28,000	@	Air Transport Services Group, Inc.	64,960
3,925	@, L	American Commercial Lines, Inc.	60,759
8,200		Arkansas Best Corp.	216,070
3,650	@	Atlas Air Worldwide Holdings, Inc.	84,644
7,750	@	Bristow Group, Inc.	229,633
5,950	@	Celadon Group, Inc.	49,921
20,200		DHT Maritime, Inc.	105,242
6,150	@	Dynamex, Inc.	94,649
21,750	L	Eagle Bulk Shipping, Inc.	102,008
9,150		Forward Air Corp.	195,078
6,950	L	Genco Shipping & Trading Ltd.	150,954
18,138		General Maritime Corp.	179,385
10,400	@	Genesee & Wyoming, Inc.	275,704
10,600	@@	Golar LNG Ltd.	90,630
8,000	@	Gulfmark Offshore, Inc.	220,800
17,850		Heartland Express, Inc.	262,752
17,050	L	Horizon Lines, Inc.	65,813
11,850	@	HUB Group, Inc.	244,584
4,000		International Shipholding Corp.	107,840
17,050		Knight Transportation, Inc.	282,178
3,900	L	Knightsbridge Tankers Ltd.	53,196
5,600	@	Marten Transport Ltd.	116,256
13,500	@@	Nordic American Tanker Shipping	429,570
10,300	@	Old Dominion Freight Line	345,771
4,450	@	PHI, Inc.	76,273
3,400	@	Saia, Inc.	61,234
14,250	@@	Ship Finance International Ltd.	157,178
4,650	L	Teekay Tankers Ltd.	43,199
13,500	@	Ultrapetrol Bahamas Ltd.	59,805
13,500		Werner Enterprises, Inc.	244,620
30,050	@, L	YRC Worldwide, Inc.	51,987

			4,722,693

Trucking & Leasing: 0.1%
14,850		Aircastle Ltd.	109,148
2,900	@	Amerco, Inc.	107,735
7,250		Greenbrier Cos., Inc.	52,128
4,800		TAL International Group, Inc.	52,320
5,800	@@	Textainer Group Holdings Ltd.	66,642

			387,973

Water: 0.4%
5,550		American States Water Co.	192,252
6,150		California Water Service Group	226,566
4,000	L	Consolidated Water Co., Ltd.	63,400
9,600		Middlesex Water Co.	138,720
6,700	@	Pico Holdings, Inc.	192,290
4,450		SJW Corp.	101,015
13,200	L	Southwest Water Co.	72,864

			987,107

		Total Common Stock (Cost $279,090,153)	236,444,732

REAL ESTATE INVESTMENT TRUSTS: 5.0%
Apartments: 0.6%
15,139		American Campus Communities, Inc.	335,783

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Apartments: (continued)
14,200		Associated Estates Realty Corp.	$84,632
17,000		Education Realty Trust, Inc.	72,930
11,050		Home Properties, Inc.	376,805
8,500		Mid-America Apartment Communities, Inc.	312,035
15,600		Post Properties, Inc.	209,664

			1,391,849

Diversified: 0.9%
45,700		Capital Lease Funding, Inc.	126,132
18,250		Colonial Properties Trust	135,050
11,578		Cousins Properties, Inc.	98,413
9,200	@	DuPont Fabros Technology, Inc.	86,664
10,400		Entertainment Properties Trust	214,240
6,700		Gladstone Commercial Corp.	86,832
20,350		Investors Real Estate Trust	180,912
21,532		Lexington Realty Trust	73,209
13,500		Mission West Properties	92,205
13,900		Potlatch Corp.	337,631
5,300		PS Business Parks, Inc.	256,732
17,900		Washington Real Estate Investment Trust	400,423
8,300		Winthrop Realty Trust	74,119

			2,162,562

Health Care: 0.5%
8,700		Care Investment Trust, Inc.	45,240
24,150		Cogdell Spencer, Inc.	103,604
16,600		Healthcare Realty Trust, Inc.	279,378
8,100		LTC Properties, Inc.	165,645
27,000		Medical Properties Trust, Inc.	163,890
4,950		National Health Investors, Inc.	132,215
21,100		Omega Healthcare Investors, Inc.	327,472
4,550		Universal Health Realty Income Trust	143,416

			1,360,860

Hotels: 0.3%
43,450	@	Ashford Hospitality Trust, Inc.	122,095
32,400	@	DiamondRock Hospitality Co.	202,824
34,050	@	FelCor Lodging Trust, Inc.	83,763
14,150		LaSalle Hotel Properties	174,611
68,050	@	Strategic Hotel Capital, Inc.	75,536
18,134	@	Sunstone Hotel Investors, Inc.	97,017

			755,846

Manufactured Homes: 0.1%
7,250		Equity Lifestyle Properties, Inc.	269,555
6,950		Sun Communities, Inc.	95,771

			365,326

Mortgage: 0.9%
4,550		American Capital Agency Corp.	104,514
33,150		Anworth Mortgage Asset Corp.	239,012
20,900		Capstead Mortgage Corp.	265,639
5,400		Dynex Capital, Inc.	44,280
43,335	@, L	Gramercy Capital Corp.	69,769
12,050		Hatteras Financial Corp.	344,510
31,900	@	iStar Financial, Inc.	90,596
73,750		MFA Mortgage Investments, Inc.	510,350
20,198	L	Northstar Realty Finance Corp.	57,160
23,900		Redwood Trust, Inc.	352,764

Shares			Value

Mortgage: (continued)
6,100	@	Walter Investment Management Corp.	$81,008

			2,159,602

Office Property: 0.4%
28,050		BioMed Realty Trust, Inc.	286,952
16,700		Franklin Street Properties Corp.	221,275
18,650		Highwoods Properties, Inc.	417,201
5,900		Kilroy Realty Corp.	121,186
4,050		Parkway Properties, Inc.	52,650

			1,099,264

Regional Malls: 0.1%
16,500		CBL & Associates Properties, Inc.	88,935
22,550		Glimcher Realty Trust	65,395
12,900	L	Pennsylvania Real Estate Investment Trust	64,500

			218,830

Shopping Centers: 0.5%
10,416		Acadia Realty Trust	135,929
18,350	@	Cedar Shopping Centers, Inc.	82,942
33,700		Developers Diversified Realty Corp.	164,456
11,800	L	Equity One, Inc.	156,468
19,000		Inland Real Estate Corp.	133,000
8,950		Ramco-Gershenson Properties	89,590
3,550		Saul Centers, Inc.	104,974
10,200		Tanger Factory Outlet Centers, Inc.	330,786
3,950		Urstadt Biddle Properties, Inc.	55,616

			1,253,761

Single Tenant: 0.3%
750	@	Alexander’s, Inc.	202,200
6,150		Getty Realty Corp.	116,051
27,300		National Retail Properties, Inc.	473,655

			791,906

Storage: 0.2%
24,200	@	Extra Space Storage, Inc.	202,070
7,250		Sovran Self Storage, Inc.	178,350
21,050		U-Store-It Trust	103,145

			483,565

Warehouse/Industrial: 0.2%
56,600		DCT Industrial Trust, Inc.	230,928
7,700		EastGroup Properties, Inc.	254,254
21,600	@, L	First Industrial Realty Trust, Inc.	93,960
5,100		First Potomac Realty Trust	49,725

			628,867

		Total Real Estate Investment Trusts (Cost $17,449,422)	12,672,238

RIGHTS: 0.0%
Home Furnishings: 0.0%
19,550		Sealy Corp.	41,446

		Total Rights (Cost $48,190)	41,446

		Total Long-Term Investments (Cost $296,587,765)	249,158,416

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares				Value

SHORT-TERM INVESTMENTS: 10.6%
Money Market: 2.2%
5,543,000	S	ING Institutional Prime Money Market Fund - Class I		$5,543,000

		Total Money Market (Cost $5,543,000)		5,543,000

Principal Amount				Value
Securities Lending Collateralcc: 8.4%
$21,280,593		Bank of New York Mellon Corp. Institutional Cash Reserves		21,180,127

		Total Securities Lending Collateral (Cost $21,280,593)		21,180,127

		Total Short-Term Investments (Cost $26,823,593)		26,723,127

		Total Investments in Securities (Cost $323,411,358)*	109.4%	$275,881,543
		Other Assets and Liabilities - Net	(9.4)	(23,608,465)

		Net Assets	100.0%	$252,273,078

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
*	Cost for federal income tax purposes is $325,944,965.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$12,625,357
Gross Unrealized Depreciation	(62,688,779)

Net Unrealized Depreciation	$(50,063,422)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock
Advertising	$354,779	$—	$—
Aerospace/Defense	3,417,091	—	—
Agriculture	988,585	—	—
Airlines	1,619,001	—	—
Apparel	4,044,095	—	—
Auto Manufacturers	204,646	—	—

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Auto Parts & Equipment	$1,554,385	$—	$—
Banks	15,771,088	—	—
Beverages	416,743	—	—
Biotechnology	6,711,655	—	—
Building Materials	1,586,128	—	—
Chemicals	4,255,789	—	—
Coal	394,355	—	—
Commercial Services	15,411,651	—	—
Computers	7,340,673	—	—
Cosmetics/Personal Care	721,545	—	—
Distribution/Wholesale	3,169,445	—	—
Diversified Financial Services	5,196,479	—	—
Electric	4,649,603	—	—
Electrical Components & Equipment	2,743,668	—	—
Electronics	6,209,613	—	—
Energy — Alternate Sources	628,243	—	—
Engineering & Construction	2,378,909	—	—
Entertainment	1,918,288	—	—
Environmental Control	2,324,208	—	—
Food	4,965,570	—	—
Forest Products & Paper	1,008,804	—	—
Gas	3,694,370	—	—
Hand/Machine Tools	1,043,408	—	—
Healthcare — Products	11,057,727	—	—
Healthcare — Services	5,913,437	—	—
Holding Companies — Diversified	69,574	—	—
Home Builders	954,708	—	—
Home Furnishings	1,404,451	—	—
Household Products/Wares	1,749,756	—	—
Insurance	8,845,512	—	—
Internet	7,967,085	—	—
Investment Companies	2,027,518	—	—
Iron/Steel	40,675	—	—
Leisure Time	1,268,873	—	—
Lodging	498,456	—	—
Machinery — Construction & Mining	197,439	—	—
Machinery — Diversified	3,064,897	—	—
Media	1,236,219	—	—
Metal Fabricate/Hardware	2,238,077	—	—
Mining	1,753,317	—	—
Miscellaneous Manufacturing	5,258,251	—	—
Office Furnishings	800,653	—	—
Oil & Gas	6,237,600	—	—
Oil & Gas Services	2,934,567	—	—
Packaging & Containers	1,133,773	—	—
Pharmaceuticals	7,972,476	—	—

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pipelines	$83,408	$—	$—
Real Estate	463,896	—	—
Retail	14,487,373	—	—
Savings & Loans	2,670,993	—	—
Semiconductors	8,111,871	142,852	—
Software	12,288,681	—	—
Storage/Warehousing	129,830	—	—
Telecommunications	12,119,452	—	—
Textiles	316,117	—	—
Toys/Games/Hobbies	184,628	—	—
Transportation	4,722,693	—	—
Trucking & Leasing	387,973	—	—
Water	987,107	—	—

Total Common Stock	236,301,880	142,852	—
Real Estate Investment Trusts	12,672,238	—	—
Rights	41,446	—	—
Short-Term Investments	5,543,000	21,180,127	—

Total	$254,558,564	$21,322,979	$—

Other Financial Instruments**	62,501	—	—

Total	$62,501	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Russell Small Cap Index Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation
Long Contracts
Russell 2000 Mini Index	34	09/18/09	$62,501

			$62,501

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Principal Amount			Value

CORPORATE BONDS/NOTES: 22.5%
Aerospace/Defense: 0.5%
$1,560,000	#, C	BAE Systems Holdings, Inc., 6.375%, due 06/01/19	$1,597,847
1,150,000	C	Boeing Co., 5.000%, due 03/15/14	1,212,013
600,000	C	Northrop Grumman Corp., 7.125%, due 02/15/11	644,264
1,620,000	C	United Technologies Corp., 4.875%, due 05/01/15	1,724,845

			5,178,969

Agriculture: 0.2%
1,335,000		Altria Group, Inc., 9.950%, due 11/10/38	1,545,082
955,000		Philip Morris International, Inc., 4.875%, due 05/16/13	1,003,046

			2,548,128

Airlines: 0.2%
1,547,391	C	Delta Airlines, Inc., 6.821%, due 08/10/22	1,284,334
99,687	C	Northwest Airlines, Inc., 7.027%, due 11/01/19	77,257
1,545,061	C	Southwest Airlines Co. 2007-1 Pass-through Trust, 6.150%, due 08/01/22	1,452,357

			2,813,948

Auto Manufacturers: 0.2%
1,755,000		Daimler Finance NA, LLC, 6.500%, due 11/15/13	1,785,697

			1,785,697

Principal Amount			Value

Banks: 4.5%
$210,000		Bank of America Corp., 5.375%, due 06/15/14	$199,341
2,525,000		Bank of America Corp., 5.650%, due 05/01/18	2,234,900
2,000,000		Bank of America Corp., 7.625%, due 06/01/19	2,012,378
1,205,000	@@	Barclays Bank PLC, 6.750%, due 05/22/19	1,197,213
1,330,000		Citigroup, Inc., 5.000%, due 09/15/14	1,116,185
4,600,000		Citigroup, Inc., 5.500%, due 04/11/13	4,314,906
2,185,000		Citigroup, Inc., 5.875%, due 05/29/37	1,712,393
1,500,000	@@	Deutsche Bank AG/London, 5.375%, due 10/12/12	1,593,312
2,410,000		Goldman Sachs Group, Inc., 3.250%, due 06/15/12	2,495,854
4,450,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	4,459,977
2,150,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	2,096,671
275,000	C	Goldman Sachs Group, Inc., 6.450%, due 05/01/36	233,884
1,350,000	@@	HSBC Holdings PLC, 6.500%, due 09/15/37	1,310,002
1,015,000		JPMorgan Chase & Co., 2.125%, due 12/26/12	1,010,707
3,215,000		JPMorgan Chase & Co., 3.125%, due 12/01/11	3,327,689
4,450,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	4,663,831
4,715,000	@@	KFW, 3.250%, due 02/15/11	4,868,011
1,250,000	C	Morgan Stanley, 5.375%, due 10/15/15	1,226,421
4,450,000	C	Morgan Stanley, 6.625%, due 04/01/18	4,443,503
2,040,000		State Street Corp., 4.300%, due 05/30/14	2,019,033
4,200,000		Wachovia Corp., 5.700%, due 08/01/13	4,380,541

			50,916,752

Beverages: 0.5%
2,175,000	#, C	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	2,382,760
2,400,000	C	Coca-Cola Enterprises, Inc., 4.250%, due 03/01/15	2,430,137
515,000	@@, #, C	SABMiller PLC, 5.700%, due 01/15/14	502,296

			5,315,193

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Chemicals: 0.2%
$1,655,000	C	Dow Chemical Co., 8.550%, due 05/15/19	$1,660,675
1,075,000	C	EI Du Pont de Nemours & Co., 5.000%, due 01/15/13	1,131,057

			2,791,732

Commercial Services: 0.2%
2,715,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	2,164,927

			2,164,927

Computers: 0.1%
800,000	C	Hewlett-Packard Co., 4.500%, due 03/01/13	832,426

			832,426

Cosmetics/Personal Care: 0.0%
240,000	C	Procter & Gamble Co., 5.550%, due 03/05/37	243,906

			243,906

Diversified Financial Services: 2.3%
2,425,000		American Express Co., 7.000%, due 03/19/18	2,358,533
1,925,000		Bear Stearns Cos., Inc., 5.350%, due 02/01/12	2,019,787
2,420,000		Caterpillar Financial Services, 7.150%, due 02/15/19	2,594,852
1,550,000	@@, C	ConocoPhillips Canada Funding Co. I, 5.625%, due 10/15/16	1,653,073
2,500,000		Credit Suisse First Boston USA, Inc., 5.125%, due 01/15/14	2,548,075
6,200,000		General Electric Capital Corp., 5.250%, due 10/19/12	6,378,238
3,015,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	2,713,991
1,475,000		HSBC Finance Corp., 5.000%, due 06/30/15	1,376,134
1,375,000		International Lease Finance Corp., 5.625%, due 09/20/13	1,039,664
600,000	C	JPMorgan Chase Capital XV, 5.875%, due 03/15/35	481,411
2,000,000		Merrill Lynch & Co., Inc., 5.450%, due 02/05/13	1,948,150
1,810,000	C	Merrill Lynch & Co., Inc., 6.220%, due 09/15/26	1,491,833

			26,603,741

Electric: 2.0%
710,000	C	Alabama Power Co., 5.800%, due 11/15/13	769,976
295,000	C	Consolidated Edison Co. of New York, Inc., 7.125%, due 12/01/18	335,709
790,000	C	Dominion Resources, Inc., 5.950%, due 06/15/35	756,019

Principal Amount			Value

Electric: (continued)
$1,000,000	C	Duke Energy Corp., 6.300%, due 02/01/14	$1,080,714
1,350,000	C	Exelon Generation Co., LLC, 6.200%, due 10/01/17	1,345,888
3,475,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	3,629,043
325,000	C	Florida Power & Light Co., 5.550%, due 11/01/17	346,213
160,000	C	Georgia Power Co., 6.000%, due 11/01/13	174,670
980,000	C	Midamerican Energy Co., 4.650%, due 10/01/14	1,019,965
1,700,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,685,888
2,355,000	C	Oncor Electric Delivery Co., 5.950%, due 09/01/13	2,452,735
1,690,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	1,758,957
1,160,000	C	PPL Energy Supply, LLC, 6.300%, due 07/15/13	1,217,231
1,775,000	C	Progress Energy, Inc., 7.100%, due 03/01/11	1,888,552
730,000	C	Southern California Edison Co., 5.500%, due 08/15/18	775,832
3,345,000	C	Virginia Electric and Power Co., 5.000%, due 06/30/19	3,380,082

			22,617,474

Electronics: 0.0%
350,000	@@, C	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	353,395

			353,395

Food: 0.5%
1,085,000		Kellogg Co., 4.450%, due 05/30/16	1,087,512
1,600,000		Kraft Foods, Inc., 6.500%, due 08/11/17	1,687,819
725,000	C	Kroger Co., 5.500%, due 02/01/13	749,591
1,710,000	C	Safeway, Inc., 6.250%, due 03/15/14	1,836,945

			5,361,867

Healthcare - Services: 0.4%
1,560,000	#, C	Roche Holdings, Inc., 6.000%, due 03/01/19	1,666,462
1,425,000	C	UnitedHealth Group, Inc., 6.000%, due 02/15/18	1,369,861
1,105,000	C	WellPoint, Inc., 5.850%, due 01/15/36	972,514

			4,008,837

Household Products/Wares: 0.0%
150,000	C	Clorox Co., 5.450%, due 10/15/12	158,956

			158,956

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Insurance: 0.3%
$110,000	C	Genworth Financial, Inc., 6.515%, due 05/22/18	$73,637
75,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	72,525
75,000	C	Metlife, Inc., 5.000%, due 06/15/15	71,547
1,695,000	C	Metlife, Inc., 6.750%, due 06/01/16	1,727,966
265,000		Prudential Financial, Inc., 5.700%, due 12/14/36	199,403
1,275,000		Prudential Financial, Inc., 6.200%, due 01/15/15	1,247,862
215,000	C	Travelers Cos., Inc., 6.250%, due 06/15/37	223,410

			3,616,350

Iron/Steel: 0.2%
2,010,000	@@, C	ArcelorMittal, 6.125%, due 06/01/18	1,761,642

			1,761,642

Media: 1.5%
1,440,000	@@, #, C	British Sky Broadcasting, 9.500%, due 11/15/18	1,723,890
2,505,000	C	Comcast Corp., 6.300%, due 11/15/17	2,655,530
975,000	C	Comcast Corp., 6.500%, due 11/15/35	988,735
1,900,000	C	COX Communications, Inc., 5.450%, due 12/15/14	1,888,298
1,750,000	C	News America, Inc., 6.150%, due 03/01/37	1,488,713
2,275,000	C	Time Warner Cable, Inc., 5.850%, due 05/01/17	2,275,344
2,030,000	C	Time Warner Cable, Inc., 6.550%, due 05/01/37	1,952,541
1,325,000	C	Time Warner, Inc., 5.875%, due 11/15/16	1,307,725
925,000	C	Time Warner, Inc., 6.500%, due 11/15/36	812,415
1,600,000	C	Viacom, Inc., 5.750%, due 04/30/11	1,638,722

			16,731,913

Mining: 0.3%
255,000	C	Alcoa, Inc., 5.550%, due 02/01/17	215,678
1,380,000	@@, C	Barrick Gold Corp., 6.950%, due 04/01/19	1,548,395
2,110,000	@@, C	Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	2,114,796

			3,878,869

Miscellaneous Manufacturing: 0.4%
525,000	C	Eaton Corp., 4.900%, due 05/15/13	528,709
2,550,000	C	Honeywell International, Inc., 3.875%, due 02/15/14	2,608,308

Principal Amount			Value

Miscellaneous Manufacturing: (continued)
$895,000	@@, C	Ingersoll-Rand Global Holding Co., Ltd., 6.000%, due 08/15/13	$900,261
345,000	C	Parker Hannifin Corp., 5.500%, due 05/15/18	353,418
200,000	@@, #, C	Siemens Financieringsmaatschappij NV, 6.125%, due 08/17/26	203,969

			4,594,665

Multi-National: 0.8%
6,040,000	@@	European Investment Bank, 2.625%, due 05/16/11	6,198,345
2,620,000	@@	European Investment Bank, 3.125%, due 06/04/14	2,628,497

			8,826,842

Office/Business Equipment: 0.3%
3,625,000	C	Xerox Corp., 5.500%, due 05/15/12	3,617,442

			3,617,442

Oil & Gas: 1.3%
2,160,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	2,134,184
1,370,000	@@, C	Canadian Natural Resources Ltd., 6.250%, due 03/15/38	1,372,028
1,450,000	C	ConocoPhillips, 5.750%, due 02/01/19	1,526,780
1,750,000	C	Devon Energy Corp., 5.625%, due 01/15/14	1,845,506
55,000	@@, C	EnCana Corp., 6.625%, due 08/15/37	57,129
2,000,000	C	Hess Corp., 8.125%, due 02/15/19	2,280,804
1,550,000	C	Marathon Oil Corp., 6.000%, due 10/01/17	1,580,797
715,000	@@, C	Nexen, Inc., 6.400%, due 05/15/37	658,727
1,450,000	@@, C	Suncor Energy, Inc., 6.500%, due 06/15/38	1,369,374
1,375,000	C	Valero Energy Corp., 6.625%, due 06/15/37	1,176,424
1,091,000	C	XTO Energy, Inc., 6.100%, due 04/01/36	1,060,774

			15,062,527

Oil & Gas Services: 0.1%
965,000	@@, C	Weatherford International Ltd., 7.000%, due 03/15/38	931,950

			931,950

Pharmaceuticals: 0.8%
1,725,000	@@, C	AstraZeneca PLC, 5.400%, due 09/15/12	1,872,667
250,000	C	Bristol-Myers Squibb Co., 5.250%, due 08/15/13	266,252
2,825,000	C	Express Scripts, Inc., 5.250%, due 06/15/12	2,920,643

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Pharmaceuticals: (continued)
$2,585,000	C	Pfizer, Inc., 5.350%, due 03/15/15	$2,781,258
690,000	C	Wyeth, 5.950%, due 04/01/37	716,283

			8,557,103

Pipelines: 0.9%
1,900,000	#, C	DCP Midstream LLC, 6.750%, due 09/15/37	1,582,835
1,800,000	C	Enterprise Products Operating L.P., 6.300%, due 09/15/17	1,811,795
475,000	C	Enterprise Products Operating L.P., 6.500%, due 01/31/19	483,598
1,425,000	C	Kinder Morgan Energy Partners LP, 6.950%, due 01/15/38	1,384,573
1,981,000	#, C	NGPL PipeCo, LLC, 6.514%, due 12/15/12	2,078,059
1,325,000	C	ONEOK Partners L.P., 6.850%, due 10/15/37	1,263,285
1,105,000	C	TEPPCO Partners L.P., 7.550%, due 04/15/38	1,150,827

			9,754,972

Real Estate: 0.3%
1,600,000	C	Simon Property Group LP, 5.250%, due 12/01/16	1,423,362
2,175,000	#, C	WEA Finance LLC, 7.500%, due 06/02/14	2,158,751

			3,582,113

Retail: 0.4%
940,000	C	CVS Caremark Corp., 6.250%, due 06/01/27	956,705
1,225,000	C	Home Depot, Inc., 5.875%, due 12/16/36	1,084,208
1,550,000	C	Target Corp., 6.500%, due 10/15/37	1,573,000
55,000		Wal-Mart Stores, Inc., 4.500%, due 07/01/15	57,417
855,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	958,657

			4,629,987

Software: 0.1%
1,670,000		Oracle Corp., 6.125%, due 07/08/39	1,658,878

			1,658,878

Telecommunications: 2.6%
2,025,000	C	AT&T, Inc., 6.500%, due 09/01/37	2,014,930
1,080,000	@@, C	British Telecommunications PLC, 9.625%, due 12/15/30	1,200,221
885,000	C	Cisco Systems, Inc., 5.900%, due 02/15/39	874,561
1,135,000	@@	Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	1,332,223

Principal Amount			Value

Telecommunications: (continued)
$710,000	C	Embarq Corp., 7.082%, due 06/01/16	$694,310
2,075,000	@@, C	France Telecom SA, 4.375%, due 07/08/14	2,093,474
1,875,000	@@, C	France Telecom SA, 7.750%, due 03/01/11	2,028,668
175,000	C	Motorola, Inc., 6.000%, due 11/15/17	142,846
4,030,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	4,347,915
2,000,000	C	Qwest Corp., 8.875%, due 03/15/12	2,025,000
2,220,000	@@, C	Rogers Cable, Inc., 5.500%, due 03/15/14	2,304,906
1,385,000	@@, C	Telecom Italia Capital SA, 5.250%, due 10/01/15	1,338,741
1,325,000	@@, C	Telefonica Europe BV, 8.250%, due 09/15/30	1,644,966
500,000	C	Verizon Communications, Inc., 5.350%, due 02/15/11	521,540
2,475,000	C	Verizon Communications, Inc., 6.350%, due 04/01/19	2,579,396
825,000	C	Verizon Communications, Inc., 7.750%, due 12/01/30	923,874
170,000	#, C	Verizon Wireless, 8.500%, due 11/15/18	203,507
1,000,000	#, C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	1,062,699
2,025,000	@@, C	Vodafone Group PLC, 5.625%, due 02/27/17	2,059,911

			29,393,688

Transportation: 0.4%
300,000	@@, C	Canadian National Railway Co., 6.375%, due 11/15/37	329,724
800,000	C	FedEx Corp., 7.375%, due 01/15/14	864,830
2,335,000	C	Norfolk Southern Corp., 5.900%, due 06/15/19	2,424,447
1,380,000	C	United Parcel Service, 3.875%, due 04/01/14	1,424,563

			5,043,564

		Total Corporate Bonds/Notes (Cost $244,617,960)	255,338,453

U.S. GOVERNMENT AGENCY OBLIGATIONS: 44.8%
Federal Home Loan Mortgage Corporation##: 12.8%
20,310,000		1.625%, due 07/27/11	20,432,124
1,405,000		1.750%, due 06/15/12	1,400,896
11,445,000		2.125%, due 03/23/12	11,556,108
7,750,000		2.500%, due 01/07/14	7,682,676
3,060,000		3.750%, due 03/27/19	3,012,965
1,025,000		4.125%, due 07/14/11	1,026,308
2,057,536		4.500%, due 11/15/12 - 04/01/23	2,203,842
435,538		4.981%, due 08/01/38	452,232

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Federal Home Loan Mortgage Corporation##: (continued)
$7,660,000	W	5.000%, due 07/15/35	$7,790,457
22,331,117		5.000%, due 03/01/34 - 10/01/35	22,806,109
222,378		5.095%, due 08/01/36	231,115
395,000		5.375%, due 05/18/16	439,596
9,575,000	W	5.500%, due 07/15/34	9,884,694
28,393,436		5.500%, due 09/01/34 - 07/01/36	29,382,266
370,000		5.550%, due 10/04/16	395,512
95,000		5.625%, due 06/11/21	99,987
1,710,319		5.692%, due 05/01/37	1,795,295
14,290,227		6.000%, due 04/01/36 - 12/01/38	14,934,065
7,092,186		6.500%, due 07/15/34 - 12/01/38	7,541,739
1,865,000		6.750%, due 03/15/31	2,319,252

			145,387,238

Federal National Mortgage Association##: 29.1%
5,610,000		1.875%, due 04/20/12	5,636,648
3,050,000		2.750%, due 03/13/14	3,046,807
2,650,000		3.250%, due 04/09/13	2,753,914
2,865,000	W	4.000%, due 07/17/18	2,865,894
2,449,592		4.000%, due 11/01/20 - 03/01/24	2,454,788
4,585,000		4.375%, due 10/15/15	4,852,429
29,805,000	W	4.500%, due 07/25/18 - 07/15/35	29,892,213
24,569,269		4.500%, due 02/01/23 - 04/01/39	24,802,917
6,115,000		4.625%, due 10/15/13 - 10/15/14	6,606,968
155,000		4.750%, due 04/19/10	160,039
406,458		4.797%, due 12/01/35	413,783
406,638		4.822%, due 09/01/35	417,926
15,040,000	W	5.000%, due 07/18/21 - 07/01/37	15,409,603
185,000		5.000%, due 04/26/17	188,095
41,646,984		5.000%, due 03/15/16 - 12/01/36	42,723,085
8,025,000		5.375%, due 06/12/17	8,968,162
946,264		5.460%, due 12/01/36	990,900
1,162,173		5.488%, due 11/01/36	1,218,514
30,779,148	W	5.500%, due 07/01/22 - 07/15/34	32,013,751
52,660,672		5.500%, due 04/01/21 - 03/01/37	54,605,634
92,287		5.706%, due 10/01/37	95,490
2,726,040		5.806%, due 06/01/37	2,865,198
20,340,904	W	6.000%, due 03/01/36 - 11/01/37	21,268,984
36,594,641		6.000%, due 08/01/21 - 05/01/38	38,306,897
308,216		6.029%, due 09/01/37	321,789
20,000		6.210%, due 08/06/38	22,859
6,165,000	W	6.500%, due 07/15/33	6,566,687
13,011,412		6.500%, due 04/01/30 - 09/01/38	13,879,883
840,000		6.625%, due 11/15/30	1,031,998
4,768,819		7.000%, due 10/01/34 - 02/01/39	5,182,615
380,000		7.125%, due 01/15/30	491,595

			330,056,065

Government National Mortgage Association: 2.9%
8,360,000	W	5.000%, due 07/15/33	8,523,279
217,252		5.000%, due 10/15/37	222,080
9,500,000	W	5.500%, due 07/15/33	9,810,232
5,320,197		5.500%, due 09/15/33 - 01/15/39	5,505,662
7,686,746		6.000%, due 07/15/33 - 05/15/38	8,009,792
129,132		7.000%, due 12/15/37	138,680

			32,209,725

Other U.S. Agency Obligations: 0.0%
75,000		Federal Farm Credit Bank, 5.125%, due 08/25/16	81,844

Principal Amount			Value

Other U.S. Agency Obligations: (continued)
$10,000		Tennessee Valley Authority, 6.150%, due 01/15/38	$10,982

			92,826

		Total U.S. Government Agency Obligations (Cost $504,008,513)	507,745,854

U.S. TREASURY OBLIGATIONS: 25.3%
U.S. Treasury Bonds: 11.7%
6,995,000		3.500%, due 02/15/18	7,031,619
29,835,000		3.875%, due 09/15/10	31,014,437
14,075,000		4.250%, due 11/15/13 - 11/15/17	15,091,131
12,715,000		4.375%, due 02/15/38	12,844,146
19,040,000		4.500%, due 11/15/15 - 02/15/36	20,310,961
15,085,000		5.125%, due 05/15/16	16,923,499
985,000		5.375%, due 02/15/31	1,130,904
8,385,000		6.000%, due 02/15/26	10,115,723
6,730,000		6.875%, due 08/15/25	8,819,456
5,740,000		7.125%, due 02/15/23	7,502,364
1,290,000		8.125%, due 08/15/19	1,769,115
65,000		8.125%, due 08/15/21	90,218

			132,643,573

U.S. Treasury Notes: 13.6%
29,475,000		1.125%, due 01/15/12	29,295,409
5,680,000		1.375%, due 05/15/12	5,649,603
9,575,000		1.500%, due 12/31/13	9,225,666
46,760,000		1.750%, due 03/31/10 - 11/15/11	47,243,485
9,850,000		2.375%, due 03/31/16	9,393,668
13,180,000		2.750%, due 02/28/13	13,559,966
790,000		3.125%, due 08/31/13	818,761
11,330,000		3.500%, due 05/31/13	11,940,766
9,350,000		4.000%, due 08/15/18	9,701,364
15,680,000		4.750%, due 01/31/12 - 05/31/12	17,086,673

			153,915,361

		Total U.S. Treasury Obligations (Cost $289,321,176)	286,558,934

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.4%
1,000,000	C	Banc of America Commercial Mortgage, Inc., 5.414%, due 09/10/47	799,982
1,100,000	C	Banc of America Commercial Mortgage, Inc., 5.449%, due 01/15/49	854,973
2,240,000	C	Banc of America Commercial Mortgage, Inc., 5.634%, due 07/10/46	1,773,642
450,000	C	Banc of America Commercial Mortgage, Inc., 5.837%, due 06/10/49	319,741
1,500,000	C	Banc of America Commercial Mortgage, Inc., 5.889%, due 07/10/44	1,195,233
1,200,000	C	Citigroup Commercial Mortgage Trust, 4.380%, due 10/15/41	1,102,545
3,250,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, due 11/15/44	2,599,859

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$2,500,000	C	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	$1,829,570
2,825,000	C	Continental Airlines, Inc., 5.983%, due 04/19/22	2,330,625
287,506	C	Credit Suisse Mortgage Capital Certificates, 5.250%, due 03/15/39	290,216
2,000,000	C	Credit Suisse Mortgage Capital Certificates, 5.311%, due 12/15/39	1,376,512
1,650,000	C	Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49	1,523,504
1,750,000	C	Credit Suisse Mortgage Capital Certificates, 5.912%, due 06/15/39	1,196,300
1,400,000	C	Credit Suisse Mortgage Capital Certificates, 6.004%, due 09/15/39	958,846
3,170,000	C	CW Capital Cobalt Ltd., 6.015%, due 05/15/46	2,185,918
3,000,000	C	GE Capital Commercial Mortgage Corp., 5.513%, due 11/10/45	2,532,186
3,000,000	C	Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39	2,821,315
1,500,000	C	Greenwich Capital Commercial Funding Corp., 6.115%, due 07/10/38	1,234,520
500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.871%, due 10/15/42	458,032
1,155,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,008,955
487,653	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.284%, due 05/15/47	451,852
500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.434%, due 01/15/49	424,944
1,775,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	1,341,439
500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, due 02/15/51	444,553
2,000,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.935%, due 02/12/49	1,517,934
1,255,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.125%, due 02/12/51	1,088,027
3,000,000	C	LB-UBS Commercial Mortgage Trust, 5.858%, due 07/15/40	2,186,470
229,072	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.773%, due 06/12/46	231,634

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$410,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.156%, due 08/12/49	$284,371
1,460,000	C	Morgan Stanley Capital I, 5.811%, due 04/12/49	1,047,360
167,426	C	Salomon Brothers Mortgage Securities VII, Inc., 4.467%, due 03/18/36	165,988
1,500,000	C	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	999,266

		Total Collateralized Mortgage Obligations (Cost $37,204,036)	38,576,312

MUNICIPAL BONDS: 0.1%
California: 0.1%
1,315,000		State of California, 7.550%, due 04/01/39	1,201,805

		Total Municipal Bonds (Cost $1,333,065)	1,201,805

OTHER BONDS: 0.4%
Foreign Government Bonds: 0.4%
2,050,000		Mexico Government International Bond, 6.375%, due 01/16/13	2,224,250
780,000		Province of Ontario Canada, 3.125%, due 09/08/10	796,534
465,000		Province of Quebec Canada, 7.125%, due 02/09/24	529,124
850,000		Republic of Italy, 3.500%, due 07/15/11	877,808

		Total Other Bonds (Cost $4,345,996)	4,427,716

		Total Long-Term Investments (Cost $1,080,830,746)	1,093,849,074

Shares			Value
SHORT-TERM INVESTMENTS: 19.5%
Affiliated Mutual Fund: 14.2%
160,786,392		ING Institutional Prime Money Market Fund - Class I	$160,786,392

		Total Mutual Fund (Cost $160,786,392)	160,786,392

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount				Value
U.S. Government Agency Obligations: 5.3%
$60,000,000	Z	Federal Home Loan Bank, 0.240%, due 12/21/09		$59,929,380

		Total U.S. Government Agency Obligations (Cost $59,907,734)		59,929,380

		Total Short-Term Investments (Cost $220,694,126)		220,715,772

		Total Investments in Securities (Cost $1,301,524,872)*	116.0%	$1,314,564,846
		Other Assets and Liabilities - Net	(16.0)	(181,246,002)

		Net Assets	100.0%	$1,133,318,844

@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
W	Settlement is on a when-issued or delayed-delivery basis.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $1,304,017,507.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$18,439,261
Gross Unrealized Depreciation	(7,891,922)

Net Unrealized Appreciation	$10,547,339

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Corporate Bonds/Notes	$—	$255,338,453	$—
U.S. Government Agency Obligations	—	507,745,854	—
U.S. Treasury Obligations	—	286,558,934	—
Collateralized Mortgage Obligations	—	38,576,312	—
Municipal Bonds	—	1,201,805	—
Other Bonds	—	4,427,716	—
Short-Term Investments	160,786,392	59,929,380	—

Total	$160,786,392	$1,153,778,454	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 81.4%
China: 31.3%
58,000		Aluminum Corp. of China Ltd.	$54,279
1,038,000	S	Bank of China Ltd.	491,538
210,000		Bank of Communications Co. Ltd.	233,633
1,023,000		China Construction Bank	788,263
113,000		China Life Insurance Co., Ltd.	415,298
256,000		China Petroleum & Chemical Corp.	193,823
51,500		China Shenhua Energy Co., Ltd.	188,149
32,000	@	Foxconn International Holdings Ltd.	20,805
693,000		Industrial and Commercial Bank of China Ltd.	480,032
318,000		PetroChina Co., Ltd.	351,409
21,500		Ping An Insurance Group Co. of China Ltd.	144,309
15,000		Tencent Holdings Ltd.	174,039

			3,535,577

Hong Kong: 38.4%
28,000		Bank of East Asia Ltd.	84,857
56,500		BOC Hong Kong Holdings Ltd.	98,305
18,000		Cathay Pacific Airways Ltd.	24,694
21,000		Cheung Kong Holdings Ltd.	240,117
18,000		China Merchants Holdings International Co., Ltd.	51,555
91,500		China Mobile Ltd.	916,135
62,000		China Overseas Land & Investment Ltd.	143,095
18,000		China Resources Enterprise	35,911
22,300		China Resources Power Holdings Co.	49,323
108,000		China Unicom Ltd.	143,600
17,000	@	Citic Pacific Ltd.	35,012
27,500		CLP Holdings Ltd.	182,220

Shares			Value

Hong Kong: (continued)
271,000		CNOOC Ltd.	$333,832
18,000		Cosco Pacific Ltd.	20,155
17,900	S	Esprit Holdings Ltd.	99,449
32,000		Hang Lung Properties Ltd.	105,377
11,700		Hang Seng Bank Ltd.	163,755
16,000		Henderson Land Development Co., Ltd.	91,300
60,000		Hong Kong & China Gas	125,951
16,400		Hong Kong Exchanges and Clearing Ltd.	253,487
21,000		HongKong Electric Holdings	116,658
32,000		Hutchison Whampoa Ltd.	208,165
40,000		Li & Fung Ltd.	106,801
21,500		MTR Corp.	64,229
38,000		New World Development Ltd.	68,401
36,000		Sino Land Co.	59,265
23,000		Sun Hung Kai Properties Ltd.	285,609
13,500		Swire Pacific Ltd.	135,512
21,000		Wharf Holdings Ltd.	88,542

			4,331,312

United Kingdom: 11.7%
157,600		HSBC Holdings PLC - Hong Kong	1,314,980

			1,314,980

		Total Common Stock (Cost $8,659,456)	9,181,869

RIGHTS: 0.0%
Hong Kong: 0.0%
1,830		China Resources Power Holdings Co.	779

		Total Rights (Cost $—)	779

		Total Long-Term Investments (Cost $8,659,456)	9,182,648

SHORT-TERM INVESTMENTS: 9.1%
Affiliated Mutual Fund: 9.1%
1,021,000	S	ING Institutional Prime Money Market Fund - Class I		1,021,000

		Total Short-Term Investments (Cost $1,021,000)		1,021,000

		Total Investments in Securities (Cost $9,680,456)*	90.5%	$10,203,648
		Other Assets and Liabilities - Net	9.5	1,072,981

		Net Assets	100.0%	$11,276,629

@	Non-income producing security
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
*	Cost for federal income tax purposes is $9,740,966.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$581,300
Gross Unrealized Depreciation	(118,618)

Net Unrealized Appreciation	$462,682

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Airlines	0.2%
Banks	32.4
Coal	1.7
Commercial Services	0.2
Distribution/Wholesale	0.9
Diversified Financial Services	2.2
Electric	3.1
Gas	1.1
Holding Companies - Diversified	4.6
Insurance	5.0
Internet	1.5
Iron/Steel	0.3
Mining	0.5
Oil & Gas	7.8
Real Estate	8.8
Retail	0.9
Telecommunications	9.6
Transportation	0.6
Short-Term Investments	9.1
Other Assets and Liabilities - Net	9.5

Net Assets	100.0%

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)†	Significant Unobservable Inputs (Level 3)
Common Stock**	$—	$9,181,869	$—
Rights	779	—	—
Short-Term Investments	1,021,000	—	—

Total	$1,021,779	$9,181,869	$—

Other Financial Instruments***	18,399	—	—

Total	$18,399	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Hang Seng Index Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation
Long Contracts
Hang Seng Index	8	07/30/09	$18,399

			$18,399

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 93.5%
Australia: 6.5%
15,267		AGL Energy Ltd.	$165,212
248,256		Alumina Ltd.	285,352
32,958		Amcor Ltd.	132,526
130,936		AMP Ltd.	513,004
40,350	@	Arrow Energy NL	114,604
9,683		ASX Ltd.	287,697
141,969		Australia & New Zealand Banking Group Ltd.	1,881,442
46,860		AXA Asia Pacific Holdings Ltd.	146,374
219,793		BHP Billiton Ltd.	6,021,427
115,766		BlueScope Steel Ltd.	234,739
31,114		Boral Ltd.	101,511
100,606		Brambles Ltd.	481,669
34,581		Coca-Cola Amatil Ltd.	239,659
2,714		Cochlear Ltd.	125,979
94,160		Commonwealth Bank of Australia	2,951,531
33,192		Computershare Ltd.	240,575
22,311		Crown Ltd.	130,028
37,347		CSL Ltd.	965,652
47,410	@	Fortescue Metals Group Ltd.	143,696
135,391		Foster’s Group Ltd.	560,981
92,323		Goodman Fielder Ltd.	96,851
120,832		Incitec Pivot Ltd.	229,955
141,872		Insurance Australia Group	400,588
113,095		John Fairfax Holdings Ltd.	110,825
6,178		Leighton Holdings Ltd.	116,527
21,583		Lend Lease Corp., Ltd.	121,459
15,774		Lion Nathan Ltd.	146,923
38,611		Macquarie Airports Management Ltd.	71,780
20,526		Macquarie Group Ltd.	642,600

Shares			Value

Australia: (continued)
108,627		Macquarie Infrastructure Group	$124,874
37,651		Metcash Ltd.	130,688
116,949		National Australia Bank Ltd.	2,106,978
29,438		Newcrest Mining Ltd.	719,502
115,071		OneSteel Ltd.	237,850
17,705		Orica Ltd.	308,146
59,097		Origin Energy Ltd.	695,832
44,156	@	Paladin Resources Ltd.	173,603
4,133		Perpetual Trustees Australia Ltd.	94,776
64,735		QBE Insurance Group Ltd.	1,035,894
18,569		Rio Tinto Ltd.	775,652
41,696		Santos Ltd.	488,536
12,870		Sims Group Ltd.	267,990
14,389		Sonic Healthcare Ltd.	142,726
57,597		Suncorp-Metway Ltd.	309,671
48,094		TABCORP Holdings Ltd.	276,787
51,055		Tattersall’s Ltd.	104,605
286,509		Telstra Corp., Ltd.	781,832
52,054		Toll Holdings Ltd.	261,225
53,768		Transurban Group	180,659
62,922		Wesfarmers Ltd.	1,145,658
6,578		Wesfarmers Ltd. - Price Protected Shares	124,317
183,746	S	Westpac Banking Corp.	2,989,490
30,204		Woodside Petroleum Ltd.	1,043,430
81,700		Woolworths Ltd.	1,733,344
12,931		WorleyParsons Ltd.	246,444

			34,161,675

Austria: 0.2%
7,801		Erste Bank der Oesterreichischen Sparkassen AG	211,784
3,675		Oesterreichische Elektrizitaetswirtschafts AG	187,480
8,146		OMV AG	306,248
2,171		Raiffeisen International Bank Holding AG	75,788
16,996		Telekom Austria AG	266,084
3,627		Voestalpine AG	99,902

			1,147,286

Belgium: 0.8%
44,674		Anheuser-Busch InBev NV	1,619,860
8,834		Belgacom SA	282,500
556		Colruyt SA	127,020
5,190	S	Delhaize Group	365,399
18,126		Dexia	138,373
150,003		Fortis	513,619
3,247		Groupe Bruxelles Lambert SA	238,024
6,573		KBC Groep NV	120,873
1,741		Mobistar SA	107,498
1,687		Nationale A Portefeuille	81,648
4,408		Solvay SA	372,902
5,119		UCB SA	164,389
11,423		Umicore	260,390

			4,392,495

Bermuda: 0.1%
20,022		SeaDrill Ltd. ADR	288,349

			288,349

China: 0.0%
174,000	@	Foxconn International Holdings Ltd.	113,127

			113,127

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Cyprus: 0.0%
16,837		Bank of Cyprus Public Co., Ltd.	$95,120

			95,120

Denmark: 0.9%
39		AP Moller - Maersk A/S - Class A	228,566
84		AP Moller - Maersk A/S - Class B	503,290
6,658		Carlsberg A/S	427,114
22,300		Danske Bank A/S	384,711
9,117		DSV A/S	113,082
28,717		Novo-Nordisk A/S	1,564,078
3,050		Novozymes A/S	248,129
775	@	Topdanmark A/S	90,520
1,700		TrygVesta A/S	100,277
13,365	@	Vestas Wind Systems A/S	959,135

			4,618,902

Finland: 1.1%
6,926		Elisa OYJ	114,137
28,786		Fortum OYJ	656,128
5,799		Kone OYJ	178,074
5,395		Metso OYJ	100,994
242,996		Nokia OYJ	3,559,204
4,726		Nokian Renkaat OYJ	88,932
14,544		OKO Bank	116,527
28,239		Sampo OYJ	533,942
23,709		Stora Enso OYJ (Euro Denominated Security)	125,410
38,338		UPM-Kymmene OYJ	334,571
3,477		Wartsila OYJ	112,270

			5,920,189

France: 9.5%
9,892		Accor SA	394,121
1,286		ADP	94,547
6,677		Air France-KLM	85,635
17,452		Air Liquide	1,601,328
117,397	@	Alcatel SA	294,402
14,171		Alstom	841,428
105,990		AXA SA	2,006,071
55,341		BNP Paribas	3,608,933
16,197		Bouygues SA	612,540
6,810		Capgemini SA	252,035
40,867		Carrefour SA	1,752,580
2,147		Casino Guichard Perrachon SA	145,407
2,311		Christian Dior SA	173,115
22,756		Cie de Saint-Gobain	765,689
13,659		Cie Generale D’Optique Essilor International SA	653,188
2,879		CNP Assurances	275,463
5,091	@	Compagnie Generale de Geophysique SA	92,161
9,505		Compagnie Generale des Etablissements Michelin	544,369
57,923		Credit Agricole SA	726,254
5,345		Dassault Systemes SA	236,706
2,114		Eiffage SA	123,541
13,623		Electricite de France	665,187
6,339	@	Eutelsat Communications	164,074
117,093		France Telecom SA	2,664,297
77,186		Gaz de France	2,889,252
34,469		Groupe Danone	1,709,143
3,480		Hermes International	484,517
12,567		Lafarge SA	855,032

Shares			Value

France: (continued)
5,169		Lagardere SCA	$172,331
16,183		L’Oreal SA	1,214,759
17,514		LVMH Moet Hennessy Louis Vuitton SA	1,343,216
51,737		Natixis	100,697
1,248		Neopost SA	112,378
8,437		PagesJaunes Groupe SA	82,253
12,650		Pernod-Ricard SA	799,778
11,134		Peugeot SA	293,930
5,827		PPR	477,682
6,006		Publicis Groupe	183,872
12,598		Renault SA	465,453
9,018		Safran SA	119,443
67,623		Sanofi-Aventis	3,995,835
15,866	S	Schneider Electric SA	1,214,356
8,191		Scor SA	168,296
1,884		Societe BIC SA	108,481
30,342		Societe Generale	1,665,497
7,510		Sodexho Alliance SA	386,675
10,041		Suez Environnement SA	175,962
8,210		Technip SA	404,838
5,845	S	Thales SA	262,407
136,269		Total SA	7,385,881
3,573		Vallourec	436,722
25,339		Veolia Environnement	749,191
27,261		Vinci SA	1,230,133
79,675		Vivendi	1,912,514

			50,173,595

Germany: 7.3%
8,939		Adidas AG	340,643
30,080		Allianz AG	2,774,660
62,505		BASF AG	2,490,312
49,076		Bayer AG	2,637,357
22,135		Bayerische Motoren Werke AG	836,152
2,433		Beiersdorf AG	114,610
4,399		Celesio AG	101,051
44,632		Commerzbank AG	278,223
58,973		DaimlerChrysler AG	2,141,650
35,516		Deutsche Bank AG	2,159,052
12,807		Deutsche Boerse AG	996,705
8,791		Deutsche Lufthansa AG	110,403
54,769		Deutsche Post AG	715,119
179,787		Deutsche Telekom AG	2,125,544
125,618		E.ON AG	4,459,185
2,507		Fresenius AG	117,311
11,733		Fresenius Medical Care AG & Co. KGaA	527,240
6,297		GEA Group AG	95,622
3,139		Hannover Rueckversicheru - Reg	116,041
9,075		Henkel KGaA	244,808
9,158		K+S AG	516,569
9,886		Linde AG	812,167
4,941		MAN AG	304,018
3,451	S	Merck KGaA	351,160
7,037		Metro AG	336,215
12,944		Muenchener Rueckversicherungs AG	1,748,808
28,563	S	RWE AG	2,252,469
1,625		Salzgitter AG	143,229
58,387		SAP AG	2,354,072
52,591		Siemens AG	3,636,806
6,686		Solarworld AG	158,233
22,351		ThyssenKrupp AG	556,820

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Germany: (continued)
6,867		TUI AG	$50,701
5,905		Volkswagen AG	2,000,525

			38,603,480

Greece: 0.4%
15,572		Alpha Bank AE	170,484
7,988		Coca-Cola Hellenic Bottling Co. SA	164,640
12,660		EFG Eurobank Ergasias SA	133,165
11,716		Hellenic Telecommunications Organization SA	179,164
22,259	@	Marfin Investment Group SA	95,522
30,318		National Bank of Greece SA	841,062
15,977		OPAP SA	426,029
13,897		Piraeus Bank SA	138,359
5,331		Public Power Corp.	109,999

			2,258,424

Hong Kong: 2.1%
92,760		Bank of East Asia Ltd.	281,118
185,500		BOC Hong Kong Holdings Ltd.	322,753
77,000		Cathay Pacific Airways Ltd.	105,633
87,000		Cheung Kong Holdings Ltd.	994,768
22,000		Cheung Kong Infrastructure Holdings Ltd.	77,070
134,000		CLP Holdings Ltd.	887,907
78,200		Esprit Holdings Ltd.	434,466
41,000		Hang Lung Group Ltd.	191,855
92,000		Hang Lung Properties Ltd.	302,959
47,500		Hang Seng Bank Ltd.	664,818
49,000		Henderson Land Development Co., Ltd.	279,605
232,700		Hong Kong & China Gas	488,480
65,500		Hong Kong Exchanges and Clearing Ltd.	1,012,400
95,500		HongKong Electric Holdings	530,515
34,000		Hopewell Holdings	106,165
132,000		Hutchison Whampoa Ltd.	858,679
33,500		Kerry Properties Ltd.	145,926
116,000		Li & Fung Ltd.	309,723
123,100	@	Mongolia Energy Corp., Ltd.	45,048
67,000		MTR Corp.	200,154
161,000		New World Development Ltd.	289,804
105,000		Noble Group Ltd.	130,869
71,000		NWS Holdings Ltd.	127,844
74,000		Sino Land Co.	121,823
91,000		Sun Hung Kai Properties Ltd.	1,130,020
57,000		Swire Pacific Ltd.	572,162
21,000		Television Broadcasts Ltd.	84,104
53,000		Wharf Holdings Ltd.	223,462
50,000		Wheelock & Co., Ltd.	128,500
11,000		Wing Hang Bank Ltd.	96,019
42,500		Yue Yuen Industrial Holdings	99,976

			11,244,625

Ireland: 0.3%
20,010	X	Anglo Irish Bank Corp. PLC	—
44,211		CRH PLC	1,016,157
19,059	@	Elan Corp. PLC	125,145
4,354		Kerry Group PLC	99,242
33,300	@	Ryanair Holdings PLC	153,918

			1,394,462

Shares			Value

Italy: 3.2%
49,220		AEM S.p.A.	$89,953
18,626		Alleanza Assicurazioni S.p.A.	128,006
68,111		Assicurazioni Generali S.p.A.	1,418,554
15,152		Autostrade S.p.A.	306,899
159,334		Banca Monte dei Paschi di Siena S.p.A.	257,535
13,946		Banca Popolare di Milano Scrl	83,217
41,970		Banche Popolari Unite Scpa	546,923
24,447		Banco Popolare Scarl	182,818
303,170		Enel S.p.A.	1,480,057
166,141	S	ENI S.p.A.	3,940,391
5,559		Exor S.p.A.	80,013
51,360		Fiat S.p.A	517,887
23,735		Finmeccanica S.p.A.	334,712
35,613		Intesa Sanpaolo S.p.A. - RNC	88,047
534,053		Intesa Sanpaolo S.p.A.	1,725,807
2,908		Lottomatica S.p.A.	56,151
29,782		Mediaset S.p.A.	167,205
33,363		Mediobanca S.p.A.	397,568
70,059		Parmalat S.p.A	169,214
13,072		Saipem S.p.A.	319,371
88,843		Snam Rete Gas S.p.A.	390,268
749,805		Telecom Italia S.p.A.	1,039,594
413,735		Telecom Italia S.p.A. RNC	407,577
73,273		Terna S.p.A	244,374
923,591		UniCredito Italiano S.p.A.	2,336,040

			16,708,181

Japan: 22.1%
24,000		77 Bank Ltd.	139,734
30		Acom Co., Ltd.	748
7,400		Advantest Corp.	134,756
31,600		Aeon Co., Ltd.	311,796
23,267		Aioi Insurance Co., Ltd.	106,048
11,300		Aisin Seiki Co., Ltd.	244,118
33,000		Ajinomoto Co., Inc.	261,051
37,000		All Nippon Airways Co., Ltd.	129,282
28,000		Amada Co., Ltd.	173,522
25,900		Asahi Breweries Ltd.	371,140
70,000		Asahi Glass Co., Ltd.	560,700
91,000		Asahi Kasei Corp.	461,712
14,000		Asics Corp.	127,696
30,600		Astellas Pharma, Inc.	1,080,552
19,000		Bank of Kyoto Ltd.	176,106
81,000		Bank of Yokohama Ltd.	433,559
4,300		Benesse Corp.	172,422
43,600		Bridgestone Corp.	682,970
68,900		Canon, Inc.	2,250,550
12,600		Casio Computer Co., Ltd.	112,856
103		Central Japan Railway Co.	633,191
31,000		Chiba Bank Ltd.	202,317
42,900		Chubu Electric Power Co., Inc.	990,723
18,400		Chugai Pharmaceutical Co., Ltd.	350,131
9,000		Chugoku Bank Ltd.	124,780
13,844		Chugoku Electric Power Co., Inc.	289,050
15,900		Citizen Watch Co., Ltd.	81,422
9,500		Credit Saison Co., Ltd.	120,505
41,000		Dai Nippon Printing Co., Ltd.	561,367
13,000		Daihatsu Motor Co., Ltd.	120,837
43,500		Daiichi Sankyo Co., Ltd.	776,451
16,300		Daikin Industries Ltd.	524,591
4,700		Daito Trust Construction Co., Ltd.	221,616
28,000		Daiwa House Industry Co., Ltd.	301,085

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Japan: (continued)
72,000		Daiwa Securities Group, Inc.	$427,838
32,300		Denso Corp.	827,935
12,600		Dentsu, Inc.	264,405
24,000		Dowa Holdings Co., Ltd.	99,618
21,900		East Japan Railway Co.	1,318,509
16,300		Eisai Co., Ltd.	578,735
5,700		Electric Power Development Co.	161,732
6,000	@	Elpida Memory, Inc.	64,618
2,800		FamilyMart Co., Ltd.	87,982
12,500		Fanuc Ltd.	1,001,704
2,800		Fast Retailing Co., Ltd.	364,909
28,000		Fuji Heavy Industries Ltd.	113,123
31,400		Fuji Photo Film Co., Ltd.	999,299
124,000		Fujitsu Ltd.	673,597
44,000		Fukuoka Financial Group, Inc.	196,778
37,000		Furukawa Electric Co., Ltd.	166,451
19,000		GS Yuasa Corp.	166,724
21,000		Gunma Bank Ltd.	116,746
22,000		Hachijuni Bank Ltd.	124,303
73,000		Hankyu Hanshin Holdings, Inc.	341,753
2,600		Hirose Electric Co., Ltd.	277,387
36,000		Hiroshima Bank Ltd.	150,052
3,200		Hisamitsu Pharmaceutical Co., Inc.	99,419
6,000		Hitachi Construction Machinery Co., Ltd.	97,507
236,000		Hitachi Ltd.	734,436
9,000		Hitachi Metals Ltd.	76,607
8,100		Hokkaido Electric Power Co., Inc.	151,662
74,000		Hokugin Financial Group, Inc.	185,488
8,100		Hokuriku Electric Power Co.	185,256
110,800		Honda Motor Co., Ltd.	3,048,202
23,700		Hoya Corp.	474,756
5,700		Ibiden Co., Ltd.	159,827
28	S	Inpex Holdings, Inc.	223,249
19,100		Isetan Mitsukoshi Holdings Ltd.	194,332
81,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	139,920
47,000		Isuzu Motors Ltd.	75,403
100,000		Itochu Corp.	693,921
11,000		Iyo Bank Ltd.	112,123
58,000	@	Japan Airlines Corp.	111,918
19,000		Japan Steel Works Ltd.	234,156
303		Japan Tobacco, Inc.	947,127
33,100		JFE Holdings, Inc.	1,112,071
8,000		JGC Corp.	128,767
37,000		Joyo Bank Ltd.	188,785
13,500		JS Group Corp.	208,347
11,700		JSR Corp.	200,405
106		Jupiter Telecommunications Co.	80,404
18,000		Kamigumi Co., Ltd.	152,127
48,000		Kansai Electric Power Co., Inc.	1,058,806
38,000		Kao Corp.	826,894
89,000		Kawasaki Heavy Industries Ltd.	245,158
24,000		Kawasaki Kisen Kaisha Ltd.	98,449
181		KDDI Corp.	960,394
28,000		Keihin Electric Express Railway Co., Ltd.	217,120
33,000		Keio Corp.	191,685
23,000		Keisei Electric Railway Co., Ltd.	137,125
2,770		Keyence Corp.	564,329
81,000		Kintetsu Corp.	357,042
55,000		Kirin Brewery Co., Ltd.	767,336
220,000		Kobe Steel Ltd.	409,731

Shares			Value

Japan: (continued)
61,000		Komatsu Ltd.	$941,813
18,500		Konica Minolta Holdings, Inc.	193,296
13,200		Koyo Seiko Co., Ltd.	133,404
60,000		Kubota Corp.	494,098
18,000		Kuraray Co., Ltd.	199,544
5,000		Kurita Water Industries Ltd.	161,478
9,900		Kyocera Corp.	743,234
9,000		Kyowa Hakko Kogyo Co., Ltd.	101,538
23,500		Kyushu Electric Power Co., Inc.	505,757
5,000		Lawson, Inc.	220,080
5,800		Makita Corp.	140,352
112,000		Marubeni Corp.	495,352
132,000		Matsushita Electric Industrial Co., Ltd.	1,778,381
20,000		Matsushita Electric Works Ltd.	189,032
34,000		Mazda Motor Corp.	86,955
4,900		MEIJI Holdings Co. Ltd.	197,353
29,000		Minebea Co., Ltd.	123,417
60,500		Mitsubishi Chemical Holdings Corp.	255,900
86,400		Mitsubishi Corp.	1,594,358
129,000		Mitsubishi Electric Corp.	815,297
82,000		Mitsubishi Estate Co., Ltd.	1,361,337
28,000		Mitsubishi Gas Chemical Co., Inc.	152,666
220,000		Mitsubishi Heavy Industries Ltd.	910,429
59,000		Mitsubishi Materials Corp.	183,689
202,255	@	Mitsubishi Motors Corp.	379,056
47,000		Mitsubishi Rayon Co., Ltd.	136,577
617,600		Mitsubishi UFJ Financial Group, Inc.	3,813,554
113,000		Mitsui & Co., Ltd.	1,339,013
33,000		Mitsui Chemicals, Inc.	105,195
53,000	S	Mitsui Engineering & Shipbuilding Co., Ltd.	124,494
55,000		Mitsui Fudosan Co., Ltd.	953,929
74,000		Mitsui OSK Lines Ltd.	478,213
23,700		Mitsui Sumitomo Insurance Group Holdings, Inc.	620,010
47,000		Mitsui Trust Holdings, Inc.	179,084
4,700		Mitsumi Electric Co., Ltd.	100,400
617,700		Mizuho Financial Group, Inc.	1,435,125
112,000		Mizuho Trust & Banking Co., Ltd.	144,797
14,800		Murata Manufacturing Co., Ltd.	631,655
14,000		Namco Bandai Holdings, Inc.	153,548
95,000		NEC Corp.	371,600
17,000		NGK Insulators Ltd.	346,490
8,100		Nidec Corp.	493,042
11,000		Nikon Corp.	190,306
6,400		Nintendo Co., Ltd.	1,771,232
19,000		Nippon Electric Glass Co., Ltd.	212,410
39,000		Nippon Express Co., Ltd.	177,049
53,500		Nippon Mining Holdings, Inc.	276,461
84,000		Nippon Oil Corp.	494,635
4,900		Nippon Paper Group, Inc.	126,759
36,000		Nippon Sheet Glass Co., Ltd.	104,899
324,000		Nippon Steel Corp.	1,240,406
36,800		Nippon Telegraph & Telephone Corp.	1,498,695
47,000		Nippon Yusen KK	202,391
23,340		Nipponkoa Insurance Co., Ltd.	135,788
61,000		Nishi-Nippon City Bank Ltd.	154,107
153,200		Nissan Motor Co., Ltd.	929,754
13,500		Nisshin Seifun Group, Inc.	160,396
9,000		Nisshinbo Industries, Inc.	101,530
3,700		Nissin Food Products Co., Ltd.	111,882

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Japan: (continued)
2,000		Nitori Co., Ltd.	$141,631
10,500	S	Nitto Denko Corp.	320,130
157,800		Nomura Holdings, Inc.	1,331,965
6,300		Nomura Research Institute Ltd.	139,654
23,000		NSK Ltd.	116,430
47		NTT Data Corp.	151,712
1,005		NTT DoCoMo, Inc.	1,469,951
38,000		Obayashi Corp.	186,014
38,000		Odakyu Electric Railway Co., Ltd.	324,867
36,000		OJI Paper Co., Ltd.	154,673
16,000		Olympus Corp.	376,790
17,900		Omron Corp.	259,339
3,800		Ono Pharmaceutical Co., Ltd.	168,565
3,300		Oracle Corp. Japan	121,020
3,400		Oriental Land Co., Ltd.	227,965
5,300		ORIX Corp.	315,457
136,000		Osaka Gas Co., Ltd.	433,500
442		Rakuten, Inc.	266,340
34,500		Resona Holdings, Inc.	483,598
47,000		Ricoh Co., Ltd.	605,463
3,200		Rinnai Corp.	141,431
4,800		Rohm Co., Ltd.	350,102
4,800		Sankyo Co., Ltd.	256,049
89,000	@	Sanyo Electric Co., Ltd.	230,504
13,100		Secom Co., Ltd.	531,673
12,900		Sega Sammy Holdings, Inc.	163,500
6,800		Seiko Epson Corp.	110,974
28,000	S	Sekisui House Ltd.	283,583
53,800		Seven & I Holdings Co., Ltd.	1,261,750
63,000		Sharp Corp.	653,577
9,500		Shikoku Electric Power Co.	283,334
1,400		Shimamura Co., Ltd.	111,473
3,900		Shimano, Inc.	149,841
37,000		Shimizu Corp.	160,595
27,100		Shin-Etsu Chemical Co., Ltd.	1,256,869
51,000		Shinko Securities Co., Ltd.	159,604
19,000		Shionogi & Co., Ltd.	367,099
10,000		Shiseido Co., Ltd.	163,597
49,000		Shizuoka Bank Ltd.	484,941
10,000		Showa Shell Sekiyu KK	105,812
2,800		SMC Corp.	300,648
47,700		Softbank Corp.	929,241
1,121		Softbank Investment Corp.	227,656
63,100		Sojitz Corp.	138,378
44,000		Sompo Japan Insurance, Inc.	293,200
65,100		Sony Corp.	1,698,395
44		Sony Financial Holdings, Inc.	121,315
3,800		Square Enix Co., Ltd.	89,245
6,300		Stanley Electric Co., Ltd.	127,750
7,000		Sumco Corp.	99,450
111,000		Sumitomo Chemical Co., Ltd.	499,183
73,100	S	Sumitomo Corp.	743,039
53,400		Sumitomo Electric Industries Ltd.	598,711
31,000		Sumitomo Heavy Industries	137,906
195,000		Sumitomo Metal Industries Ltd.	518,364
28,000	S	Sumitomo Metal Mining Co., Ltd.	393,340
43,500		Sumitomo Mitsui Financial Group, Inc.	1,760,241
24,000	S	Sumitomo Realty & Development Co., Ltd.	438,209
73,000		Sumitomo Trust & Banking Co., Ltd.	391,710
16,000		Suruga Bank Ltd.	153,079
4,900		Suzuken Co., Ltd.	141,954

Shares			Value

Japan: (continued)
21,000		Suzuki Motor Corp.	$470,879
14,700		T&D Holdings, Inc.	419,993
12,000		Taisho Pharmaceutical Co., Ltd.	227,117
23,000		Taiyo Nippon Sanso Corp.	219,850
18,000		Takashimaya Co., Ltd.	141,683
51,700		Takeda Pharmaceutical Co., Ltd.	2,010,092
8,000		Tanabe Seiyaku Co., Ltd.	91,909
7,100		TDK Corp.	333,304
49,000		Teijin Ltd.	157,499
10,700		Terumo Corp.	471,732
8,400		THK Co., Ltd.	125,223
34,000		Tobu Railway Co., Ltd.	199,572
5,900		Toho Co., Ltd.	95,972
26,800		Tohoku Electric Power Co., Inc.	559,830
47,200		Tokio Marine Holdings, Inc.	1,295,951
83,900		Tokyo Electric Power Co., Inc.	2,157,179
10,400		Tokyo Electron Ltd.	501,903
102,000		Tokyo Gas Co., Ltd.	364,388
29,000		Tokyo Tatemono Co., Ltd.	161,497
67,000		Tokyu Corp.	337,989
31,000		Tokyu Land Corp.	140,839
17,000		TonenGeneral Sekiyu KK	173,026
40,000		Toppan Printing Co., Ltd.	403,002
114,000		Toray Industries, Inc.	580,277
199,000	S	Toshiba Corp.	720,966
36,000		Tosoh Corp.	101,831
8,500		Toyo Seikan Kaisha Ltd.	179,838
3,000		Toyo Suisan Kaisha Ltd.	61,810
11,200		Toyota Industries Corp.	278,380
176,300		Toyota Motor Corp.	6,667,202
11,000		Toyota Tsusho Corp.	162,917
3,500		Trend Micro, Inc.	111,761
3,800		Tsumura & Co.	118,581
51,000		Ube Industries Ltd.	142,323
3,700		Uni-Charm Corp.	282,662
8,000		Ushio, Inc.	127,618
1,820		USS Co., Ltd.	93,745
113		West Japan Railway Co.	373,694
1,089		Yahoo! Japan Corp.	346,351
6,110		Yamada Denki Co., Ltd.	355,469
7,000		Yamaguchi Financial Group, Inc.	92,321
9,800		Yamaha Corp.	122,146
13,300		Yamaha Motor Co., Ltd.	147,746
24,000		Yamato Holdings Co., Ltd.	319,101
19,000		Yaskawa Electric Corp.	126,173
22,200		Yokogawa Electric Corp.	149,606

			116,622,441

Kazakhstan: 0.0%
13,213		Eurasian Natural Resources Corp.	142,982

			142,982

Luxembourg: 0.5%
54,692		ArcelorMittal	1,809,932
16,158		SES SA	308,974
32,100		Tenaris SA	437,908

			2,556,814

Malaysia: 0.0%
237,000	@	Genting International PLC	110,945

			110,945

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Mauritius: 0.0%
279,800		Golden Agri-Resources Ltd.	$72,928

			72,928

Mexico: 0.0%
13,100		Fresnillo PLC	112,484

			112,484

Netherlands: 4.3%
88,989		Aegon NV	550,936
16,126		Akzo Nobel NV	712,820
26,944		ASML Holding NV	584,012
26,630		European Aeronautic Defence and Space Co. NV	432,486
1,986		Fugro NV	82,707
3,824		Heineken Holding NV	122,181
16,078		Heineken NV	599,204
111,828	**	ING Groep NV	1,132,938
77,799		Koninklijke Ahold NV	896,907
5,814		Koninklijke DSM NV	182,831
69,513		Koninklijke Philips Electronics NV	1,283,425
7,545	@	Qiagen NV	139,799
3,420		Randstad Holdings NV	95,043
40,464		Reed Elsevier NV	447,424
231,996		Royal Dutch Shell PLC - Class A	5,819,453
177,759		Royal Dutch Shell PLC - Class B	4,475,153
110,057		Royal KPN NV	1,518,541
5,905		SBM Offshore NV	101,400
24,023		TNT NV	469,553
110,126		Unilever NV	2,663,526
13,523		Wolters Kluwer NV	237,235

			22,547,574

New Zealand: 0.1%
25,716		Fletcher Building Ltd.	109,091
77,238		Telecom Corp. of New Zealand Ltd.	135,580

			244,671

Norway: 0.5%
37,600		DnB NOR ASA	287,301
28,500	S	Norsk Hydro ASA	146,849
35,900		Orkla ASA	261,047
6,550	@	Renewable Energy Corp. A/S	51,144
72,100		Statoil ASA	1,424,204
43,400		Telenor ASA	334,912
9,565		Yara International ASA	269,285

			2,774,742

Portugal: 0.2%
110,394		Banco Comercial Portugues SA	112,402
25,039		Banco Espirito Santo SA	135,025
14,669		Brisa-Auto Estradas de Portugal SA	105,448
15,488		Cimpor Cimentos de Portugal SG	113,143
122,716		Energias de Portugal SA	482,062
29,789		Portugal Telecom SGPS SA	292,204

			1,240,284

Singapore: 1.1%
133,000		CapitaLand Ltd.	338,159
28,000		City Developments Ltd.	165,004
95,000		DBS Group Holdings Ltd.	770,179
48,000	X	Fraser and Neave Ltd.	128,583
10,000		Jardine Cycle & Carriage Ltd.	131,991
74,000		Keppel Corp., Ltd.	350,769

Shares			Value

Singapore: (continued)
94,000		Olam International Ltd.	$156,753
174,608		Oversea-Chinese Banking Corp.	801,661
51,000		SembCorp Industries Ltd.	105,758
50,000		SembCorp Marine Ltd.	92,160
23,000		Singapore Airlines Ltd.	210,570
53,000		Singapore Exchange Ltd.	258,092
134,000		Singapore Press Holdings Ltd.	291,595
534,000		Singapore Telecommunications Ltd.	1,101,719
90,000		United Overseas Bank Ltd.	908,171
57,000		Wilmar International Ltd.	196,602

			6,007,766

Spain: 4.5%
9,129		Abertis Infraestructuras SA	172,398
1,178		Acciona SA	145,465
7,043		Acerinox SA	130,844
11,059		ACS Actividades de Construccion y Servicios SA	561,386
239,885		Banco Bilbao Vizcaya Argentaria SA	3,020,522
30,129		Banco De Sabadell SA	188,443
12,406		Banco de Valencia SA	120,622
37,657		Banco Popular Espanol SA	329,495
533,135		Banco Santander Central Hispano SA	6,444,642
25,223		Bankinter SA	299,233
28,021		Corp. Mapfre SA	91,549
33,651		Criteria Caixacorp SA	155,965
13,536	@	EDP Renovaveis SA	138,865
8,377		Enagas	165,317
2,990		Fomento de Construcciones y Contratas SA	123,028
12,913		Gamesa Corp. Tecnologica SA	246,189
9,384		Gas Natural SDG SA	171,370
5,655		Grifols SA	100,313
3,351		Grupo Ferrovial	108,011
53,928	@	Iberdrola Renovables	247,236
239,724		Iberdrola SA	1,954,856
26,624		Iberia Lineas Aereas de Espana	56,633
12,966	S	Inditex SA	624,017
5,314		Indra Sistemas SA	115,334
5,954		Red Electrica de Espana	269,894
48,634		Repsol YPF SA	1,088,670
276,463		Telefonica SA	6,278,385
7,799		Zardoya-Otis SA	163,279

			23,511,961

Sweden: 2.3%
14,125		Alfa Laval AB	135,368
12,400		Assa Abloy AB	173,387
50,400		Atlas Copco AB - Class A	507,488
33,200		Atlas Copco AB - Class B	301,615
10,800		Electrolux AB	151,088
7,774		Getinge AB	102,058
30,375		Hennes & Mauritz AB	1,516,754
3,100		Holmen AB	67,880
25,644		Investor AB	396,522
9,000	@	Lundin Petroleum AB	69,976
3,084	@	Millicom International Cellular SA	173,968
217,570		Nordea Bank AB	1,729,110
64,400		Sandvik AB	479,991
16,300		Scania AB - B Shares	162,180
10,600		Securitas AB	90,269
103,300		Skandinaviska Enskilda Banken AB	456,880
11,400		Skanska AB	127,905

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Sweden: (continued)
15,400		SKF AB - B Shares	$190,341
10,000		SSAB Svenskt Staal AB - Class A	116,796
8,400		SSAB Svenskt Staal AB - Class B	90,696
44,400		Svenska Cellulosa AB - B Shares	467,462
33,100		Svenska Handelsbanken AB	627,683
13,990		Swedbank AB	81,787
11,000		Swedish Match AB	179,200
10,922		Tele2 AB - B Shares	110,614
203,600		Telefonaktiebolaget LM Ericsson	2,005,751
143,000		TeliaSonera AB	752,638
116,500		Volvo AB	721,075

			11,986,482

Switzerland: 7.6%
150,039	@	ABB Ltd.	2,369,218
3,761	@	Actelion Ltd. - Reg	197,130
4,516		Adecco SA	188,756
2,990	@	Aryzta AG	96,440
2,195		Baloise Holding AG	163,228
33,342		Compagnie Financiere Richemont SA	695,124
71,650		Credit Suisse Group	3,282,716
1,513		Geberit AG - Reg	186,416
524		Givaudan	321,656
14,932		Holcim Ltd.	850,141
14,710		Julius Baer Holding AG - Reg	572,104
2,320		Kuehne & Nagel International AG	182,237
6,795	@	Logitech International SA	94,451
2,581		Lonza Group AG	256,752
232,234	S	Nestle SA	8,768,795
5,672		Nobel Biocare Holding AG	124,125
134,812		Novartis AG	5,487,825
1,801		Pargesa Holding SA	112,475
45,664		Roche Holding AG	6,221,821
2,674	S	Schindler Holding AG	166,345
289		SGS SA	358,963
2,105		Sonova Holding AG - Reg	171,404
25,415		STMicroelectronics NV	191,590
1,100		Swatch Group AG - BR	177,037
2,736		Swatch Group AG - Reg	89,857
1,292	@	Swiss Life Holding	111,823
20,842		Swiss Reinsurance	692,527
979		Swisscom AG	301,259
6,220		Syngenta AG	1,447,182
4,242		Synthes, Inc.	410,180
195,107	@	UBS AG - Reg	2,395,605
124,292		Xstrata PLC	1,350,837
9,870		Zurich Financial Services AG	1,744,555

			39,780,574

United Kingdom: 17.9%
32,588		3i Group PLC	130,372
13,946		Admiral Group PLC	199,984
9,116		Amec PLC	98,231
89,982		Anglo American PLC	2,630,990
13,797		Antofagasta PLC	133,954
15,398		Associated British Foods PLC	193,988
95,085		AstraZeneca PLC	4,192,529
8,438	@	Autonomy Corp. PLC	199,936
183,306		Aviva PLC	1,032,081
224,337		BAE Systems PLC	1,253,599
21,040		Balfour Beatty PLC	107,215
538,394		Barclays PLC	2,501,941
7,889	@	Berkeley Group Holdings PLC	104,581

Shares			Value

United Kingdom: (continued)
222,920		BG Group PLC	$3,753,899
147,500		BHP Billiton PLC	3,324,445
1,157,960		BP PLC	9,149,970
32,574		British Airways PLC	67,118
124,361		British American Tobacco PLC	3,432,879
74,481		British Sky Broadcasting PLC	559,108
452,348		BT Group PLC	757,907
11,645		Bunzl PLC	96,568
19,704		Burberry Group PLC	137,321
106,909		Cable & Wireless PLC	234,656
82,652		Cadbury PLC	706,483
5,216	@	Cairn Energy PLC	201,679
38,354		Capita Group PLC	452,223
11,606		Carnival PLC	309,110
324,329		Centrica PLC	1,192,568
79,917		Cobham PLC	227,619
111,822		Compass Group PLC	631,201
160,098		Diageo PLC	2,299,505
11,935		Drax Group PLC	86,393
61,820		Experian Group Ltd.	463,606
20,735		Firstgroup PLC	122,441
191,783		Friends Provident Group PLC	207,393
337,657		GlaxoSmithKline PLC	5,964,136
37,354		Group 4 Securicor PLC	128,658
40,506	S	Home Retail Group	173,877
1,093,463		HSBC Holdings PLC	9,109,822
27,233		ICAP PLC	202,831
65,174		Imperial Tobacco Group PLC	1,696,318
11,533		Intercontinental Hotels Group PLC	118,721
103,356		International Power PLC	405,963
27,264		Invensys PLC	100,669
18,501		Investec PLC	99,668
50,372		J Sainsbury PLC	260,133
8,116	S	Johnson Matthey PLC	154,118
8,972		Kazakhmys PLC	93,566
165,541		Kingfisher PLC	485,674
34,338		Ladbrokes PLC	104,059
297,039		Legal & General Group PLC	277,835
1,029,454		Lloyds TSB Group PLC	1,186,744
6,446		Lonmin PLC	124,940
84,246		Man Group PLC	386,174
78,516		Marks & Spencer Group PLC	395,926
166,138		National Grid PLC	1,499,180
11,303		Next PLC	273,853
274,082		Old Mutual PLC	366,028
57,307		Pearson PLC	577,098
160,021		Prudential PLC	1,093,817
4,459		Randgold Resources Ltd.	287,360
39,287		Reckitt Benckiser PLC	1,794,154
71,569		Reed Elsevier PLC	534,667
25,424		Rexam PLC	119,497
60,848		Rio Tinto PLC	2,107,251
122,486	@	Rolls-Royce Group PLC	732,340
5,328,265	@	Rolls-Royce Group PLC - C Shares Entitlement	8,766
215,696		Royal & Sun Alliance Insurance Group	428,298
1,103,237		Royal Bank of Scotland Group PLC	701,211
59,392	S	SABMiller PLC	1,212,660
85,625		Sage Group PLC	251,580
56,060		Scottish & Southern Energy PLC	1,054,725
22,522		Serco Group PLC	156,728
8,463		Severn Trent PLC	152,614

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

United Kingdom: (continued)
35,939	S	Shire PLC	$496,023
62,666		Smith & Nephew PLC	465,241
12,852		Smiths Group PLC	148,708
114,930		Standard Chartered PLC	2,161,029
101,032		Standard Life PLC	310,318
521,574		Tesco PLC	3,045,912
7,056		Thomson Reuters PLC	201,811
56,134		Tomkins PLC	136,927
25,124		TUI Travel PLC	96,041
43,851		Tullow Oil PLC	679,163
88,360		Unilever PLC	2,076,643
33,843		United Utilities Group PLC	277,515
6,425		Vedanta Resources PLC	136,784
3,350,975		Vodafone Group PLC	6,517,440
6,883		Whitbread PLC	92,840
149,060		WM Morrison Supermarkets PLC	582,197
17,581	@	Wolseley PLC	336,558
75,983		WPP PLC	505,286

			94,281,588

		Total Common Stock (Cost $602,790,981)	493,114,146

REAL ESTATE INVESTMENT TRUSTS: 0.8%
Australia: 0.4%
70,963		CFS Retail Property Trust	94,011
339,844		Dexus Property Group	204,469
651,321		GPT Group	254,876
59,677	S	Mirvac Group	51,712
95,518		Stockland	246,392
132,413		Westfield Group	1,211,885

			2,063,345

France: 0.1%
4,870	@	Unibail	728,135

			728,135

Hong Kong: 0.1%
94,500		Link Real Estate Investment Trust	200,842

			200,842

Japan: 0.1%
30		Japan Real Estate Investment Corp.	248,848
32		Nippon Building Fund, Inc.	273,535

			522,383

Netherlands: 0.0%
1,920		Corio NV	93,638

			93,638

United Kingdom: 0.1%
27,652		British Land Co. PLC	174,120
38,397		Hammerson PLC	194,702
17,952		Land Securities Group PLC	139,604
1,860	@	Liberty International PLC	12,193
230,550		Segro PLC	92,195

			612,814

		Total Real Estate Investment Trusts (Cost $5,737,157)	4,221,157

Shares		Value

PREFERRED STOCK: 0.3%
Germany: 0.3%
4,574	Fresenius AG	$247,340
15,391	Henkel KGaA - Vorzug	480,648
4,413	Porsche AG	297,044
1,650	RWE AG	110,232
8,991	Volkswagen AG	628,918

	Total Preferred Stock (Cost $2,541,358)	1,764,182

RIGHTS: 0.1%
Australia: 0.0%
19,912	Mirvac Group	1,284
8,786	Rio Tinto Ltd.	169,277

		170,561

Belgium: 0.0%
59,263	Fortis	—

		—

France: 0.0%
1,935	Casino Guichard Perrachon SA	7,465

		7,465

Italy: 0.0%
37,830	Unione di Banche Italiane SCPA	2,585

		2,585

Norway: 0.0%
2,034	Renewable Energy Corp. A/S	7,275

		7,275

Singapore: 0.0%
42,805	Golden Agri-Resources Ltd.	5,912

		5,912

Spain: 0.0%
7,029	Zardoya-Otis SA	7,149

		7,149

United Kingdom: 0.1%
12,570	HSBC Bank PLC	—
27,220	Rio Tinto PLC	312,580

		312,580

	Total Rights (Cost $1,083,949)	513,527

WARRANTS: 0.0%
Italy: 0.0%
26,395	Unione di Banche Italiane SCPA	2,037

	Total Warrants (Cost $—)	2,037

	Total Long-Term Investments (Cost $612,153,445)	499,615,049

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
Affiliated Mutual Fund: 0.9%
4,666,000	S	ING Institutional Prime Money Market Fund - Class I		$4,666,000

		Total Short-Term Investments (Cost $4,666,000)		4,666,000

		Total Investments in Securities (Cost $616,819,445)*	95.6%	$504,281,049
		Other Assets and Liabilities - Net	4.4	23,264,520

		Net Assets	100.0%	$527,545,569

@	Non-income producing security
ADR	American Depositary Receipt
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $619,858,539.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,337,014
Gross Unrealized Depreciation	(118,914,504)

Net Unrealized Depreciation	$(115,577,490)

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	0.6
Agriculture	1.2
Airlines	0.2
Apparel	0.3
Auto Manufacturers	3.8
Auto Parts & Equipment	0.7
Banks	14.7
Beverages	1.8
Biotechnology	0.2
Building Materials	1.1
Chemicals	3.0
Commercial Services	1.0
Computers	0.4
Cosmetics/Personal Care	0.5
Distribution/Wholesale	1.1
Diversified	0.4
Diversified Financial Services	1.2
Electric	5.0
Electrical Components & Equipment	0.9

Industry	Percentage of Net Assets
Electronics	1.4%
Energy - Alternate Sources	0.1
Engineering & Construction	1.3
Entertainment	0.3
Environmental Control	0.0
Food	5.2
Food Service	0.2
Forest Products & Paper	0.2
Gas	0.6
Hand/Machine Tools	0.2
Healthcare - Products	0.5
Healthcare - Services	0.1
Holding Companies - Diversified	0.8
Home Builders	0.1
Home Furnishings	0.8
Household Products/Wares	0.5
Insurance	4.3
Internet	0.2
Investment Companies	0.2
Iron/Steel	1.3
Leisure Time	0.2
Lodging	0.2
Machinery - Construction & Mining	0.4
Machinery - Diversified	0.9
Media	1.1
Metal Fabricate/Hardware	0.3
Mining	3.9
Miscellaneous Manufacturing	1.2
Office Property	0.1
Office/Business Equipment	0.6
Oil & Gas	8.0
Oil & Gas Services	0.2
Packaging & Containers	0.1
Pharmaceuticals	6.7
Real Estate	1.4
Retail	1.9
Semiconductors	0.4
Shipbuilding	0.0
Shopping Centers	0.3
Software	0.6
Telecommunications	7.2
Textiles	0.2
Toys/Games/Hobbies	0.4
Transportation	1.6
Venture Capital	0.0
Water	0.3
Short-Term Investments	0.9
Other Assets and Liabilities - Net	4.4

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Common Stock
Australia	$—	$34,161,675	$—
Austria	—	1,147,286	—
Belgium	—	4,392,495	—
Bermuda	—	288,349	—
China	—	113,127	—
Cyprus	—	95,120	—
Denmark	—	4,618,902	—
Finland	—	5,920,189	—
France	—	50,173,595	—
Germany	—	38,603,480	—
Greece	—	2,258,424	—
Hong Kong	—	11,244,625	—
Ireland	—	1,394,462	—
Italy	80,013	16,628,168	—
Japan	197,353	116,425,088	—
Kazakhstan	—	142,982	—
Luxembourg	—	2,556,814	—
Malaysia	—	110,945	—
Mauritius	—	72,928	—
Mexico	—	112,484	—
Netherlands	—	22,547,574	—
New Zealand	—	244,671	—
Norway	—	2,774,742	—
Portugal	—	1,240,284	—
Singapore	—	6,007,766	—
Spain	—	23,511,961	—
Sweden	—	11,986,482	—
Switzerland	—	39,780,574	—
United Kingdom	2,107,251	92,174,337	—

Total Common Stock	2,384,617	490,729,529	—

Real Estate Investment Trusts	—	4,221,157	—
Preferred Stock	—	1,764,182	—
Rights	337,054	176,473	—
Warrants	—	2,037	—
Short-Term Investments	4,666,000	—	—

Total	$7,387,671	$496,893,378	$—

Other Financial Instruments**	(518,629)	—	—

Total	$(518,629)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

ING International Index Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAC40 10 Euro	17	07/17/09	$(44,388)
DAX Index	7	09/18/09	(51,425)
Dow Jones Euro STOXX 50	210	09/18/09	(230,737)
FTSE 100 Index	78	09/18/09	(193,866)
FTSE/MIB Index	3	09/18/09	(16,070)
Hang Seng Index	4	07/30/09	8,909
IBEX 35 Index	6	07/17/09	15,204
OMXS30 Index	95	07/17/09	4,589
S&P ASX 200 Index (SPI)	24	09/17/09	(27,600)
Tokyo Price Index (TOPIX)	45	09/10/09	16,755

			$(518,629)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value

COMMON STOCK: 71.1%
Australia: 2.1%
1,453		AGL Energy Ltd.	$15,724
3,263		Amcor Ltd.	13,121
5,974		AMP Ltd.	23,406
2,311		Aquarius Platinum Ltd.	8,933
646		ASX Ltd.	19,194
4,668		Australia & New Zealand Banking Group Ltd.	61,863
6,433		BHP Billiton Ltd.	176,238
1,312		Billabong International Ltd.	9,221
2,788		Boral Ltd.	9,096
2,749		Brambles Ltd.	13,161
2,475		Commonwealth Bank of Australia	77,581
1,612		Crown Ltd.	9,395
1,144		CSL Ltd.	29,580
4,200	@	Fortescue Metals Group Ltd.	12,730
6,072		Foster’s Group Ltd.	25,159
3,938		Incitec Pivot Ltd.	7,494
4,259		Insurance Australia Group	12,026
624		Leighton Holdings Ltd.	11,770
4,773		Macquarie Airports Management Ltd.	8,873
493		Macquarie Group Ltd.	15,434
7,702		Macquarie Infrastructure Group	8,854
3,423		National Australia Bank Ltd.	61,670
888		Newcrest Mining Ltd.	21,704
4,079		OneSteel Ltd.	8,431
1,064		Orica Ltd.	18,518
2,025		Origin Energy Ltd.	23,843
10,496		Oxiana Ltd.	7,695
2,060	@	Paladin Resources Ltd.	8,099
4,023		Qantas Airways Ltd.	6,514
2,281		QBE Insurance Group Ltd.	36,501

Shares			Value

Australia: (continued)
483		Rio Tinto Ltd.	$20,176
1,865		Santos Ltd.	21,851
680		Sims Group Ltd.	14,160
1,004		Sonic Healthcare Ltd.	9,959
4,691		Suncorp-Metway Ltd.	25,221
2,565		TABCORP Holdings Ltd.	14,762
8,723		Telstra Corp., Ltd.	23,804
3,478		Toll Holdings Ltd.	17,454
3,990		Transurban Group	13,406
1,578		Wesfarmers Ltd.	28,732
5,529		Westpac Banking Corp.	89,955
798		Woodside Petroleum Ltd.	27,568
2,701		Woolworths Ltd.	57,304
671		WorleyParsons Ltd.	12,788

			1,138,968

Austria: 0.2%
416		Andritz AG	17,542
740		Erste Bank der Oesterreichischen Sparkassen AG	20,090
621		Evn AG	10,332
687		OMV AG	25,828
225		Raiffeisen International Bank Holding AG	7,855

			81,647

Barbados: 0.1%
200		Everest Re Group Ltd.	14,314
950	@	Nabors Industries Ltd.	14,801

			29,115

Belgium: 0.3%
1,163		Anheuser-Busch InBev NV	42,170
688		Belgacom SA	22,001
366		Delhaize Group	25,768
1,114		Dexia	8,504
4,374		Fortis	14,977
229		Kbc Ancora	2,361
461		KBC Groep NV	8,477
355		UCB SA	11,400
603		Umicore	13,746

			149,404

Bermuda: 0.3%
1,050		Accenture Ltd.	35,133
200	@	Arch Capital Group Ltd.	11,716
200	@	Central European Media Enterprises Ltd.	3,938
1,250		Ingersoll-Rand Co.	26,125
300		Lazard Ltd.	8,076
900	@	Marvell Technology Group Ltd.	10,476
200		PartnerRe Ltd.	12,990
200		RenaissanceRe Holdings Ltd.	9,308
900		SeaDrill Ltd. ADR	12,961
1,150	@	Tyco Electronics Ltd.	21,379
1,000		Tyco International Ltd.	25,980

			178,082

Brazil: 0.5%
1,850		Banco Bradesco S.A.	22,376
2,300		Banco do Brasil SA	24,825
4,600		BM&F BOVESPA SA	27,466
900		Centrais Eletricas Brasileiras SA	13,090
1,000		Cia Siderurgica Nacional SA	22,261

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Brazil: (continued)
2,500		CIA Vale do Rio Doce	$43,914
800		CPFL Energia SA	12,962
86		Investimentos Itau SA	379
600		Perdigao SA	11,366
4,600		Petroleo Brasileiro SA	94,254

			272,893

Canada: 3.0%
200		Agrium, Inc.	7,987
964		ARC Energy Trust	14,761
839		Bank of Montreal	35,359
1,800		Bank of Nova Scotia	67,193
1,550		Barrick Gold Corp.	52,171
750		BCE, Inc.	15,475
2,600		Bombardier, Inc. - Class B	7,712
750		Bonavista Energy Trust	11,632
1,150		Brookfield Asset Management, Inc. - Class A	19,675
850		Brookfield Properties Co.	6,723
1,000	@	Cameco Corp.	25,654
700		Canadian Imperial Bank of Commerce	35,092
700		Canadian National Railway Co.	30,073
1,100		Canadian Natural Resources Ltd.	57,868
500		Canadian Utilities Ltd.	16,313
1,750	@	CGI Group, Inc. - Class A	15,557
600		Crescent Point Energy Trust	17,704
354	@	Domtar Corp.	5,869
714		Enbridge, Inc.	24,775
1,550		EnCana Corp.	76,850
600		Enerplus Resources Fund	12,963
1,150		Ensign Energy Services, Inc.	16,808
750		Finning International, Inc.	10,833
200		First Quantum Minerals Ltd.	9,672
500	@	Gildan Activewear, Inc.	7,407
1,200		GoldCorp, Inc.	41,711
850		Great-West Lifeco, Inc.	16,662
1,297		Harvest Energy Trust	7,058
800		Husky Energy, Inc.	22,374
700		Imperial Oil Ltd.	27,154
600		Industrial Alliance Insurance	13,283
200		Inmet Mining Corp.	7,337
1,650	@	Ivanhoe Mines Ltd.	9,150
1,350		Kinross Gold Corp.	24,606
3,180		Manulife Financial Corp.	55,199
851		Nexen, Inc.	18,488
1,540		Pengrowth Energy Trust	12,154
1,197		Penn West Energy Trust	15,241
1,000		Petro-Canada	38,619
650		Potash Corp. of Saskatchewan	60,627
950		Power Corp. of Canada	21,922
2,115		Provident Energy Trust	10,583
800	@	Research In Motion Ltd.	56,866
950		Ritchie Brothers Auctioneers, Inc.	22,297
1,100		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	28,277
2,440		Royal Bank of Canada	99,790
600		Saputo, Inc.	12,519
950		Shaw Communications, Inc. - Class B	15,992
2,300		Sherritt International Corp.	10,362
650		Shoppers Drug Mart Corp.	27,936
950		Sun Life Financial, Inc.	25,646
1,550		Suncor Energy, Inc.	47,134
1,450		Talisman Energy, Inc.	20,831

Shares			Value

Canada: (continued)
500		Teck Cominco Ltd. - Class A	$8,619
1,223		Teck Cominco Ltd. - Class B	19,504
500		TELUS Corp.	13,261
800		Tim Hortons, Inc.	19,632
1,552		Toronto Dominion Bank	80,179
300		Transalta Corp.	5,754
1,100		TransCanada Corp.	29,620
500		TSX Group, Inc.	14,547
5,000	@	UTS Energy Corp.	6,749
1,850		Yamana Gold, Inc. (Canadian Denominated Security)	16,446

			1,586,255

Chile: 0.0%
2,390	@	S.A.C.I. Falabella, SA	9,448

			9,448

China: 1.2%
12,000		Aluminum Corp. of China Ltd.	11,230
6,000		Angang New Steel Co., Ltd.	9,880
62,000		Bank of China Ltd.	29,360
18,000		Beijing Capital International Airport Co., Ltd.	12,532
9,000		China Coal Energy Co. - Shares H	10,554
112,000		China Construction Bank	86,301
12,500		China COSCO Holdings Co., Ltd.	14,761
12,000		China Life Insurance Co., Ltd.	44,102
10,000		China Oilfield Services Ltd.	10,775
32,000		China Petroleum & Chemical Corp.	24,228
8,000		China Shenhua Energy Co., Ltd.	29,227
6,000		China Shipping Development Co., Ltd.	7,673
42,000		China Telecom Corp., Ltd.	20,846
24,000		Datang International Power Generation Co., Ltd.	14,504
14,000		Fujian Zijin Mining Industry Co., Ltd.	12,599
28,000		Huaneng Power International, Inc.	19,620
100,000		Industrial and Commercial Bank of China Ltd.	69,269
12,000		Jiangxi Copper Co., Ltd.	19,497
12,500		Parkson Retail Group Ltd.	17,804
32,000		PetroChina Co., Ltd.	35,362
24,000	@	PICC Property & Casualty Insurance	16,439
3,000		Ping An Insurance Group Co. of China Ltd.	20,136
300	@	Suntech Power Holdings Co., Ltd. ADR	5,358
2,000		Tencent Holdings Ltd.	23,205
12,000		Tingyi Cayman Islands Holding Corp.	19,754
42,000		Want Want China Holdings Ltd.	23,669
14,000		Yanzhou Coal Mining Co., Ltd.	19,198

			627,883

Czech Republic: 0.0%
339		CEZ A/S	15,152

			15,152

Denmark: 0.3%
4		AP Moller - Maersk A/S - Class A	23,443
150		Coloplast A/S	10,313
250		D/S Norden	8,562
1,200		DSV A/S	14,884
225	@	Genmab A/S	7,778
700		Novo-Nordisk A/S	38,126
200		Novozymes A/S	16,271

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Denmark: (continued)
300		TDC A/S	$10,406
400	@	Vestas Wind Systems A/S	28,706
300	@	William Demant Holding	15,536

			174,025

Finland: 0.5%
1,117		Elisa OYJ	18,408
914		Fortum OYJ	20,833
782		Kone OYJ	24,013
573		Metso OYJ	10,727
852		Neste Oil OYJ	11,856
6,724		Nokia OYJ	98,488
958		Orion OYJ	15,025
758		Rautaruukki OYJ	15,204
1,425		Sampo OYJ	26,944
2,480		UPM-Kymmene OYJ	21,643
458		Wartsila OYJ	14,788

			277,929

France: 3.1%
502		Accor SA	20,001
707		Air France-KLM	9,068
366		Air Liquide	33,583
4,816	@	Alcatel SA	12,077
341		Alstom	20,247
3,100		AXA SA	58,674
1,578		BNP Paribas	102,906
332		Bourbon SA	13,079
830		Bouygues SA	31,389
524		Capgemini SA	19,393
947		Carrefour SA	40,612
257		Casino Guichard Perrachon SA	17,406
200		Christian Dior SA	14,982
998		Cie de Saint-Gobain	33,580
520		Cie Generale D’Optique Essilor International SA	24,867
550	@	Compagnie Generale de Geophysique SA	9,957
419		Compagnie Generale des Etablissements Michelin	23,997
1,566		Credit Agricole SA	19,635
389		Dassault Systemes SA	17,227
499		Electricite de France	24,365
864	@	Eutelsat Communications	22,363
3,557		France Telecom SA	80,928
2,252		Gaz de France	84,298
1,182		Groupe Danone	58,609
173		Hermes International	24,087
322		Lafarge SA	21,908
126	@	Lafarge SA	8,249
327		L’Oreal SA	24,546
471		LVMH Moet Hennessy Louis Vuitton SA	36,123
3,329		Natixis	6,479
192		Neopost SA	17,289
201		Nexans SA	10,736
385		Pernod-Ricard SA	24,341
246		PPR	20,166
272		Remy Cointreau SA	9,876
385		Renault SA	14,224
951		Rhodia SA	7,228
1,225		Safran SA	16,225
1,870		Sanofi-Aventis	110,498
415		Schneider Electric SA	31,763

Shares			Value

France: (continued)
1,028		Societe Generale	$56,428
367		Sodexho Alliance SA	18,896
1,020		Suez Environnement SA	17,875
357		Thales SA	16,027
3,976		Total SA	215,502
314		Valeo SA	5,799
923		Veolia Environnement	27,290
696		Vinci SA	31,407
2,399		Vivendi	57,585
210		Wendel Investissement	6,811
290		Zodiac SA	9,460

			1,640,061

Germany: 2.4%
775		Adidas AG	29,533
840		Allianz AG	77,484
94		AMB Generali Holding AG	7,518
145		Axel Springer AG	14,361
1,819		BASF AG	72,472
1,433		Bayer AG	77,010
896		Bayerische Motoren Werke AG	33,847
366		Celesio AG	8,408
1,088		Commerzbank AG	6,782
1,719		DaimlerChrysler AG	62,427
294		Deutsche Bank AG	17,934
1,182		Deutsche Bank AG	71,855
308		Deutsche Boerse AG	23,970
1,736		Deutsche Post AG	22,667
5,570		Deutsche Telekom AG	65,852
3,256		E.ON AG	115,581
200		EnBW Energie Baden-Wuerttemberg AG	9,816
560		Fresenius Medical Care AG & Co. KGaA	25,164
617		Henkel KGaA	16,644
242		Hochtief AG	12,221
2,534	@	Infineon Technologies AG	9,227
341		K+S AG	19,235
271		Linde AG	22,264
349		MAN AG	21,474
153		Merck KGaA	15,569
266		MTU Aero Engines Holding AG	9,720
333		Muenchener Rueckversicherungs AG	44,990
607		Rhoen Klinikum AG	13,419
717		RWE AG	56,542
202		Salzgitter AG	17,804
1,522		SAP AG	61,365
1,552		Siemens AG	107,325
345		Solarworld AG	8,165
1,327		ThyssenKrupp AG	33,059
174		Volkswagen AG	58,949
81		Wacker Chemie AG	9,354

			1,280,007

Greece: 0.1%
950	@	Emporiki Bank of Greece SA	7,175
1,488		Intralot SA - Integrated Lottery Systems & Services	9,089
1,181		National Bank of Greece SA	32,763
1,168		Piraeus Bank SA	11,629
744		Public Power Corp.	15,352

			76,008

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Guernsey: 0.0%
850	@	Amdocs Ltd.	$18,233

			18,233

Hong Kong: 1.1%
10,000		Agile Property Holdings Ltd.	14,247
2,000		Cheung Kong Holdings Ltd.	22,868
8,000		China Everbright Ltd.	19,548
2,000		China Merchants Holdings International Co., Ltd.	5,728
9,500		China Mobile Ltd.	95,118
8,320		China Overseas Land & Investment Ltd.	19,202
6,000		China Resources Enterprise	11,970
4,000		China Resources Land Ltd.	8,811
6,000		China Resources Power Holdings Co.	13,271
14,294		China Unicom Ltd.	19,006
4,000	@	Citic Pacific Ltd.	8,238
3,500		CLP Holdings Ltd.	23,192
28,000		CNOOC Ltd.	34,492
10,000		Cosco Pacific Ltd.	11,197
2,700		Dairy Farm International Holdings Ltd.	17,423
3,600		Esprit Holdings Ltd.	20,001
1,800		Hang Seng Bank Ltd.	25,193
12,000		Hong Kong & China Gas	25,190
2,000		Hong Kong Exchanges and Clearing Ltd.	30,913
4,000		HongKong Electric Holdings	22,221
4,200		Hongkong Land Holdings Ltd.	14,868
400		Hopewell Highway Infrastructure Ltd.	224
4,500		Hopewell Holdings	14,051
3,000		Hutchison Whampoa Ltd.	19,515
5,000		Hysan Development Co., Ltd.	12,803
500		Jardine Strategic Holdings Ltd.	7,353
4,000		Li & Fung Ltd.	10,680
30,000		PCCW Ltd.	7,812
2,000		Sun Hung Kai Properties Ltd.	24,836
7,000		Wharf Holdings Ltd.	29,514

			589,485

Hungary: 0.1%
200		Mol Magyar Olaj- es Gazipari Rt	12,375
600	@	OTP Bank Nyrt	10,848
100		Richter Gedeon Nyrt	17,986

			41,209

Indonesia: 0.1%
32,500		Bank Rakyat Indonesia	19,926
43,500		Bumi Resources Tbk PT	7,858
51,000		Perusahaan Gas Negara PT	15,634
34,000		Telekomunikasi Indonesia Tbk PT	25,170

			68,588

Ireland: 0.2%
2,861		Bank of Ireland - London Exchange	6,784
1,000		Covidien PLC	37,440
1,577		CRH PLC	36,246
2,089		Irish Life & Permanent PLC	10,597

			91,067

Israel: 0.2%
500	@	Check Point Software Technologies	11,735
1,536		Teva Phaemaceutical Industries Ltd.	75,672

			87,407

Shares		Value

Italy: 1.1%
941	ACEA S.p.A.	$11,491
6,193	AEM S.p.A.	11,318
2,045	Alleanza Assicurazioni S.p.A.	14,054
1,765	Assicurazioni Generali S.p.A.	36,760
1,450	Banca Popolare dell’Emilia Romagna Scrl	19,222
1,950	Banca Popolare di Sondrio Scarl	16,350
1,047	Banche Popolari Unite Scpa	13,644
1,878	Bulgari S.p.A.	10,062
470	Credito Bergamasco S.p.A	16,582
13,606	Enel S.p.A.	66,424
4	Eni Certificate S.p.A.	—
3,941	ENI S.p.A.	93,469
1,899	Fiat S.p.A	19,148
947	Finmeccanica S.p.A.	13,355
626	Fondiaria-Sai S.p.A.	10,105
18,318	Intesa Sanpaolo S.p.A.	59,195
775	Luxottica Group S.p.A.	16,123
8,008	Parmalat S.p.A	19,342
662	Saipem S.p.A.	16,174
2,209	Snam Rete Gas S.p.A.	9,704
16,352	Telecom Italia S.p.A.	22,672
22,191	Telecom Italia S.p.A. RNC	21,861
24,747	UniCredito Italiano S.p.A.	62,593

		579,648

Japan: 6.2%
700	Advantest Corp.	12,747
2,400	Aeon Co., Ltd.	23,681
1,000	Ajinomoto Co., Inc.	7,911
3,000	All Nippon Airways Co., Ltd.	10,482
2,000	Amada Co., Ltd.	12,394
1,600	Asahi Breweries Ltd.	22,928
1,000	Asics Corp.	9,121
1,000	Astellas Pharma, Inc.	35,312
100	Benesse Corp.	4,010
1,200	Bridgestone Corp.	18,797
1,800	Canon, Inc.	58,795
1,000	Casio Computer Co., Ltd.	8,957
5	Central Japan Railway Co.	30,737
1,100	Chubu Electric Power Co., Inc.	25,403
700	Chugai Pharmaceutical Co., Ltd.	13,320
700	Chugoku Electric Power Co., Inc.	14,615
2,000	Citizen Watch Co., Ltd.	10,242
1,000	Dai Nippon Printing Co., Ltd.	13,692
1,200	Daiichi Sankyo Co., Ltd.	21,419
300	Daito Trust Construction Co., Ltd.	14,146
2,000	Daiwa Securities Group, Inc.	11,884
1,000	Denso Corp.	25,633
700	East Japan Railway Co.	42,144
600	Eisai Co., Ltd.	21,303
300	Fanuc Ltd.	24,041
100	Fast Retailing Co., Ltd.	13,032
700	Fuji Photo Film Co., Ltd.	22,277
3,400	Fujitsu Ltd.	18,470
3,000	Furukawa Electric Co., Ltd.	13,496
700	Hitachi Construction Machinery Co., Ltd.	11,376
3,000	Hitachi Ltd.	9,336
2,000	Hitachi Metals Ltd.	17,024
700	Hokkaido Electric Power Co., Inc.	13,107
700	Hokuriku Electric Power Co.	16,010
2,800	Honda Motor Co., Ltd.	77,030
900	Hoya Corp.	18,029
600	Ibiden Co., Ltd.	16,824

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Japan: (continued)
12,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	$20,729
6,000		Isuzu Motors Ltd.	9,626
2,000		Itochu Corp.	13,878
2,000		J Front Retailing Co., Ltd.	9,543
8,000	@	Japan Airlines Corp.	15,437
200		Japan Petroleum Exploration Co.	11,070
11		Japan Tobacco, Inc.	34,384
1,100		JFE Holdings, Inc.	36,957
1,600		JSR Corp.	27,406
3,000		Kajima Corp.	9,339
1,400		Kansai Electric Power Co., Inc.	30,882
1,000		Kao Corp.	21,760
8,000		Kawasaki Heavy Industries Ltd.	22,037
7		KDDI Corp.	37,142
2,000		Keio Corp.	11,617
110		Keyence Corp.	22,410
5,000		Kintetsu Corp.	22,040
2,000		Kirin Brewery Co., Ltd.	27,903
1,700		Komatsu Ltd.	26,247
1,000		Konica Minolta Holdings, Inc.	10,448
2,000		Kubota Corp.	16,470
1,500		Kuraray Co., Ltd.	16,629
500		Kurita Water Industries Ltd.	16,148
500		Kyocera Corp.	37,537
1,000		Kyowa Hakko Kogyo Co., Ltd.	11,282
700		Kyushu Electric Power Co., Inc.	15,065
300		Lawson, Inc.	13,205
800		Makita Corp.	19,359
5,000		Marubeni Corp.	22,114
3,000		Matsushita Electric Industrial Co., Ltd.	40,418
4,000		Mitsubishi Chemical Holdings Corp.	16,919
2,000		Mitsubishi Corp.	36,906
3,000		Mitsubishi Electric Corp.	18,960
2,000		Mitsubishi Estate Co., Ltd.	33,203
7,000		Mitsubishi Heavy Industries Ltd.	28,968
16,700		Mitsubishi UFJ Financial Group, Inc.	103,119
3,000		Mitsui & Co., Ltd.	35,549
7,000		Mitsui Engineering & Shipbuilding Co., Ltd.	16,443
1,000		Mitsui Fudosan Co., Ltd.	17,344
2,000		Mitsui OSK Lines Ltd.	12,925
800		Mitsui Sumitomo Insurance Group Holdings, Inc.	20,929
20,700		Mizuho Financial Group, Inc.	48,093
500		Murata Manufacturing Co., Ltd.	21,340
4,200		Nagoya Railroad Co., Ltd.	13,457
1,400		Namco Bandai Holdings, Inc.	15,355
1,000		NGK Insulators Ltd.	20,382
200		Nintendo Co., Ltd.	55,351
1,000		Nippon Electric Glass Co., Ltd.	11,179
3,000		Nippon Express Co., Ltd.	13,619
700		Nippon Paper Group, Inc.	18,108
3,000		Nippon Sheet Glass Co., Ltd.	8,742
7,000		Nippon Steel Corp.	26,799
1,400		Nippon Telegraph & Telephone Corp.	57,016
5,000		Nissan Motor Co., Ltd.	30,344
500		Nissin Food Products Co., Ltd.	15,119
3,400		Nomura Holdings, Inc.	28,699
700		Nomura Research Institute Ltd.	15,517
6		NTT Data Corp.	19,367
34		NTT DoCoMo, Inc.	49,730
2,000		OJI Paper Co., Ltd.	8,593

Shares			Value

Japan: (continued)
300		Ono Pharmaceutical Co., Ltd.	$13,308
200		Oriental Land Co., Ltd.	13,410
180		ORIX Corp.	10,714
5,000		Osaka Gas Co., Ltd.	15,938
1,800		Resona Holdings, Inc.	25,231
1,000		Ricoh Co., Ltd.	12,882
8,000	@	Sanyo Electric Co., Ltd.	20,719
300		Secom Co., Ltd.	12,176
600		Seiko Epson Corp.	9,792
1,500		Seven & I Holdings Co., Ltd.	35,179
600		Shikoku Electric Power Co.	17,895
700		Shin-Etsu Chemical Co., Ltd.	32,465
1,000		Shionogi & Co., Ltd.	19,321
1,000		Shiseido Co., Ltd.	16,360
1,500		Softbank Corp.	29,221
118		Softbank Investment Corp.	23,964
7,300		Sojitz Corp.	16,009
2,000		Sompo Japan Insurance, Inc.	13,327
1,600		Sony Corp.	41,742
7		Sony Financial Holdings, Inc.	19,300
700		Stanley Electric Co., Ltd.	14,194
2,100		Sumitomo Corp.	21,346
8,000		Sumitomo Metal Industries Ltd.	21,266
1,500		Sumitomo Mitsui Financial Group, Inc.	60,698
1,000		Sumitomo Realty & Development Co., Ltd.	18,259
4,000		Sumitomo Trust & Banking Co., Ltd.	21,464
450		T&D Holdings, Inc.	12,857
1,600		Takeda Pharmaceutical Co., Ltd.	62,208
300		TDK Corp.	14,083
300		Terumo Corp.	13,226
2,000		Tobu Railway Co., Ltd.	11,740
600		Toho Co., Ltd.	9,760
2,000		Toho Gas Co., Ltd.	8,122
900		Tohoku Electric Power Co., Inc.	18,800
1,400		Tokio Marine Holdings, Inc.	38,439
1,900		Tokyo Electric Power Co., Inc.	48,851
5,000		Tokyo Gas Co., Ltd.	17,862
3,000		Tokyu Corp.	15,134
2,000		Tokyu Land Corp.	9,086
7,000		Toshiba Corp.	25,361
700		Toyo Seikan Kaisha Ltd.	14,810
900		Toyota Boshoku Corp.	13,416
3,900		Toyota Motor Corp.	147,488
800		Toyota Tsusho Corp.	11,849
500		Trend Micro, Inc.	15,966
8		West Japan Railway Co.	26,456
260		Yamada Denki Co., Ltd.	15,126
1,200		Yamaha Motor Co., Ltd.	13,330
1,000		Yamato Holdings Co., Ltd.	13,296

			3,320,328

Luxembourg: 0.1%
1,497		ArcelorMittal	49,540
200	@	Millicom International Cellular SA	11,252
132	@	Reinet Investments SA	1,740
1,150		Tenaris SA	15,688

			78,220

Malaysia: 0.1%
15,800		Astro All Asia Networks PLC	14,517
9,100		Malayan Banking BHD	15,237
21,500		Resorts World BHD	16,466

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Malaysia: (continued)
11,275	@	TM International Bhd	$7,587

			53,807

Mauritius: 0.0%
35,120		Golden Agri-Resources Ltd.	9,154

			9,154

Mexico: 0.3%
39,210		America Movil SA de CV - Series L	76,078
14,872	@	Cemex SAB de C.V.	13,903
5,050		Fomento Economico Mexicano SA de CV ADR	16,287
5,535		Grupo Financiero Inbursa SA	14,707
12,862		Grupo Mexico SA de CV	14,065
3,500		Grupo Modelo SA	12,503
4,250		Grupo Televisa SA	14,443
5,200		Wal-Mart de Mexico SA de CV	15,420

			177,406

Morocco: 0.0%
795		Douja Promotion Groupe Addoha SA	14,699

			14,699

Netherlands: 1.4%
2,379		Aegon NV	14,729
520		Akzo Nobel NV	22,986
1,000		ASML Holding NV	21,675
600		Chicago Bridge & Iron Co. NV	7,440
1,105		European Aeronautic Defence and Space Co. NV	17,946
698		Heineken NV	26,013
345		Hunter Douglas NV	14,154
3,225	**	ING Groep NV	32,673
2,359		Koninklijke Ahold NV	27,196
1,204		Koninklijke BAM Groep NV	9,806
1,734		Koninklijke Philips Electronics NV	32,015
693	@	Qiagen NV	12,840
1,620		Reed Elsevier NV	17,913
6,745		Royal Dutch Shell PLC - Class A	169,193
5,548		Royal Dutch Shell PLC - Class B	139,673
3,003		Royal KPN NV	41,435
937		SBM Offshore NV	16,090
1,177		SNS Reaal	6,602
1,360		TNT NV	26,583
3,323		Unilever NV	80,371
222		Van Lanschot NV	11,693

			749,026

Norway: 0.2%
1,350		Acergy SA	13,324
950		Aker Kvaerner ASA	7,891
1,200	@	Petroleum Geo-Services ASA	7,483
950	@	Renewable Energy Corp. A/S	7,418
2,050		Statoil ASA	40,494
4,700		Storebrand ASA	20,557
950	@	Subsea 7, Inc.	9,746

			106,913

Philippines: 0.1%
410		Philippine Long Distance Telephone Co.	20,330
2,600		SM Investments Corp.	16,436

			36,766

Shares			Value

Poland: 0.1%
302		Bank Pekao SA	$10,900
210		Bank Zachodni WBK SA	5,956
3,400	@	Getin Holding SA	6,749
1,450	@	Globe Trade Centre SA	10,081
665		KGHM Polska Miedz SA	17,105
950		Polski Koncern Naftowy SA	7,909
2,217		Telekomunikacja Polska SA	10,740

			69,440

Portugal: 0.1%
6,762		Energias de Portugal SA	26,563

			26,563

Russia: 0.3%
700		Lukoil-Spon ADR	31,140
4,944		OAO Gazprom ADR	100,394
3,000		Surgutneftegaz ADR	20,885

			152,419

Singapore: 0.4%
2,000		City Developments Ltd.	11,786
14,000		Cosco Corp. Singapore Ltd.	11,990
3,000		DBS Group Holdings Ltd.	24,321
6,000	X	Fraser and Neave Ltd.	16,073
1,000		Great Eastern Holdings Ltd.	7,269
1,000		Jardine Cycle & Carriage Ltd.	13,199
2,000		Keppel Corp., Ltd.	9,480
5,500		Oversea-Chinese Banking Corp.	25,252
5,000		Singapore Exchange Ltd.	24,348
7,000		Singapore Press Holdings Ltd.	15,233
14,000		Singapore Telecommunications Ltd.	28,884
2,000		United Overseas Bank Ltd.	20,182
5,000		Wilmar International Ltd.	17,246

			225,263

South Africa: 0.6%
910		ABSA Group Ltd.	12,985
3,455		African Bank Investments Ltd.	12,449
201		Anglo Platinum Ltd.	14,239
600		Anglogold Ashanti Ltd. ADR	21,989
1,695		Barloworld Ltd.	8,536
1,244		Exxaro Resources Ltd.	12,221
9,587		FirstRand Ltd.	17,500
1,158		Impala Platinum Holdings Ltd.	25,624
1,800		MTN Group Ltd.	27,645
950		Naspers Ltd.	25,020
1,285		Nedcor Ltd.	16,361
946		Remgro Ltd.	9,102
4,905		RMB Holdings Ltd.	14,907
7,396		Sanlam Ltd.	16,583
800		Sasol Ltd.	27,988
2,936		Shoprite Holdings Ltd.	20,939
2,323		Standard Bank Group Ltd.	26,724
7,450	@	Steinhoff International Holdings Ltd.	12,938
764	@	Vodacom Group Pty Ltd.	5,667

			329,417

South Korea: 1.0%
140		CJ CheilJedang Corp.	16,352
206		Daelim Industrial Co.	9,913
1,750		Daewoo Engineering & Construction Co., Ltd.	17,610
560		Daewoo Securities Co. Ltd.	8,279

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

South Korea: (continued)
600		Daewoo Shipbuilder & Marine Engine Co., Ltd.	$9,344
204		Hanjin Heavy Industries & Construction	5,276
29		Hite Brewery Co., Ltd.	3,565
950	@	Hynix Semiconductor, Inc.	10,094
70		Hyundai Mipo Dockyard Co., Ltd.	6,898
1,300	@	Industrial Bank of Korea	11,082
801	@	KB Financial Group, Inc.	26,704
93	@	Korea Express Co., Ltd.	5,948
470		Korea Investment Holdings Co., Ltd.	13,434
1,061		KT Corp.	30,609
253		KT&G Corp.	14,276
158		LG Chem Ltd.	17,219
750		LG Display Co., Ltd.	18,702
28	@	LG Hausys Ltd.	2,550
3,875		Macquarie Korea Infrastructure Fund	15,008
188		Mirae Asset Securities Co., Ltd.	10,183
220		Posco	73,135
520		Samsung Card Co.	18,265
255		Samsung Electronics Co., Ltd.	117,903
750		Samsung Heavy Industries Co., Ltd.	16,940
200		Samsung SDI Co., Ltd.	16,173
958	@	Shinhan Financial Group Ltd.	24,152
114		SK Telecom Co., Ltd.	15,540
250		S-Oil Corp.	11,136
990	@	Woori Finance Holdings Co. Ltd.	7,851

			554,141

Spain: 1.4%
1,387		Abertis Infraestructuras SA	26,193
162		Acciona SA	20,005
334		ACS Actividades de Construccion y Servicios SA	16,955
7,136		Banco Bilbao Vizcaya Argentaria SA	89,853
4,264		Banco De Sabadell SA	26,669
13,335		Banco Santander Central Hispano SA	161,196
1,387		Bankinter SA	16,455
406		Corporacion Financiera Alba SA	19,579
3,694		Criteria Caixacorp SA	17,121
387		Endesa SA	9,295
2,327		Faes Farma SA	14,116
581		Gamesa Corp. Tecnologica SA	11,077
757		Grifols SA	13,428
3,845	@	Iberdrola Renovables	17,628
6,388		Iberdrola SA	52,092
613		Inditex SA	29,502
1,649		Repsol YPF SA	36,913
8,293		Telefonica SA	188,331

			766,408

Sweden: 0.8%
1,600		Atlas Copco AB - Class A	16,111
1,400		Atlas Copco AB - Class B	12,719
950		Hennes & Mauritz AB	47,438
1,000		Hexagon AB	9,036
3,350		Husqvarna AB - B Shares	18,287
1,800	@	Lundin Petroleum AB	13,995
1,133		Meda AB	7,807
6,020		Nordea Bank AB	47,843
2,494		Sandvik AB	18,588
1,800		Scania AB - B Shares	17,909
2,400		Securitas AB	20,438
3,400		Skandinaviska Enskilda Banken AB	15,038

Shares			Value

Sweden: (continued)
1,800		Svenska Cellulosa AB - B Shares	$18,951
1,200		Svenska Handelsbanken AB	22,756
600		Swedish Match AB	9,775
1,200		Tele2 AB - B Shares	12,153
1,950		Telefonaktiebolaget LM Ericsson - Class A	19,072
5,000		Telefonaktiebolaget LM Ericsson - Class B	49,257
2,500		TeliaSonera AB	13,158
3,000		Volvo AB	18,581
300	@	Vostok Gas Ltd.	—
920	@	West Siberian Resources Ltd. GDR	10,481

			419,393

Switzerland: 2.5%
4,808	@	ABB Ltd.	75,922
550		ACE Ltd.	24,327
263	@	Actelion Ltd. - Reg	13,785
551		Adecco SA	23,030
100		Alcon, Inc.	11,612
200	@	Aryzta AG	6,408
150		Basler Kantonalbank	15,881
1,149		Compagnie Financiere Richemont SA	23,955
1,925		Credit Suisse Group	88,196
501		Holcim Ltd.	28,524
539		Julius Baer Holding AG - Reg	20,963
928	@	Logitech International SA	12,899
190		Lonza Group AG	18,901
100	@	Mettler Toledo International, Inc.	7,715
6,766		Nestle SA	255,474
612		Nobel Biocare Holding AG	13,393
4,306		Novartis AG	175,285
237	@	PSP Swiss Property AG	11,323
1,377		Roche Holding AG - Genusschein	187,619
100		Roche Holding AG - Bearer	14,253
1,737		STMicroelectronics NV	13,094
46		Straumann Holding AG	8,394
117		Swatch Group AG - BR	18,830
609		Swiss Reinsurance	20,236
52		Swisscom AG	16,002
202		Syngenta AG	46,999
164		Synthes, Inc.	15,858
5,531	@	UBS AG - Reg	67,912
91		Valiant Holding	16,810
3,361		Xstrata PLC	36,528
208		Zurich Financial Services AG	36,765

			1,326,893

Taiwan: 0.9%
34,000		Advanced Semiconductor Engineering, Inc.	19,664
20,000		AU Optronics Corp.	19,306
8,000		Cathay Financial Holding Co., Ltd.	11,761
23,000		China Steel Corp.	19,700
9,921		Chunghwa Telecom Co., Ltd.	19,789
17,000		Far EasTone Telecommunications Co., Ltd.	19,879
16,000		Formosa Chemicals & Fibre Co.	24,015
6,000		Formosa Petrochemical Corp.	14,259
9,000		Formosa Plastics Corp.	16,009
2,000		High Tech Computer Corp.	28,104
11,500		HON HAI Precision Industry Co., Ltd.	35,267
2,000		MediaTek, Inc.	23,745

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Taiwan: (continued)
38,000		Mega Financial Holdings Co., Ltd.	$17,374
19,000		Nan Ya Plastics Corp.	24,595
8,000		Novatek Microelectronics Corp., Ltd.	19,008
15,000		Siliconware Precision Industries Co.	17,355
44,000		Sinopac Financial Holdings, Co.	15,332
27,000		Taiwan Cooperative Bank	15,488
47,000		Taiwan Semiconductor Manufacturing Co., Ltd.	77,136
15,000		Uni-President Enterprises Corp.	15,407
20,000		Yuanta Financial Holding Co., Ltd.	13,369

			466,562

Thailand: 0.1%
4,500		Advanced Info Service PCL	11,916
1,500		Banpu Public Co., Ltd.	14,664
2,700		PTT PLC	18,468
7,100		Siam Commercial Bank PCL	15,187

			60,235

Turkey: 0.1%
3,489		Akbank TAS	15,461
2,509		Eregli Demir ve Celik Fabrikalari TAS	7,152
4,803		Haci Omer Sabanci Holding A/S	12,748
4,655	@	KOC Holding A/S	7,956
5,649	@	Turkiye Garanti Bankasi A/S	15,028
2,381		Turkiye Halk Bankasi	9,326
5,600	@	Turkiye Vakiflar Bankasi Tao	8,358

			76,029

United Kingdom: 5.9%
1,780		Amec PLC	19,181
2,496		Anglo American PLC	72,981
1,167		Antofagasta PLC	11,330
7,305		ARM Holdings PLC	14,416
1,686		Associated British Foods PLC	21,241
2,537		AstraZeneca PLC	111,863
343	@	Autonomy Corp. PLC	8,127
5,246		Aviva PLC	29,537
6,240		BAE Systems PLC	34,869
15,333		Barclays PLC	71,253
5,829		BG Group PLC	98,158
3,899		BHP Billiton PLC	87,878
34,378		BP PLC	271,648
3,685		British American Tobacco PLC	101,721
3,286		British Sky Broadcasting PLC	24,667
14,524		BT Group PLC	24,335
1,549		Bunzl PLC	12,845
2,514		Burberry Group PLC	17,521
4,863		Cable & Wireless PLC	10,674
2,534		Cadbury PLC	21,660
621	@	Cairn Energy PLC	24,011
1,803		Capita Group PLC	21,259
457		Carnival PLC	12,172
9,647		Centrica PLC	35,472
3,455		Cobham PLC	9,841
4,408		Compass Group PLC	24,882
5,338		Diageo PLC	76,670
2,939		Experian Group Ltd.	22,040
2,255		Firstgroup PLC	13,316
9,477		GlaxoSmithKline PLC	167,395
7,678		Group 4 Securicor PLC	26,445
12,964		Hays PLC	18,328
31,635		HSBC Holdings PLC	263,556

Shares			Value

United Kingdom: (continued)
1,767		ICAP PLC	$13,161
1,768		Imperial Tobacco Group PLC	46,017
32,652		Inchcape PLC	10,224
2,044		Inmarsat PLC	18,385
1,125		Intercontinental Hotels Group PLC	11,581
2,901		International Power PLC	11,395
4,679		Invensys PLC	17,277
2,442		Investec PLC	13,155
2,839		J Sainsbury PLC	14,661
1,116		Johnson Matthey PLC	21,192
1,271		Kazakhmys PLC	13,255
5,882		Kingfisher PLC	17,257
4,831		Ladbrokes PLC	14,640
14,276		Legal & General Group PLC	13,353
16,822		Lloyds TSB Group PLC	19,392
8,499		LogicaCMG PLC	11,072
411		Lonmin PLC	7,966
2,800		Man Group PLC	12,835
2,994		Marks & Spencer Group PLC	15,098
1,817		Mitchells & Butlers PLC	7,430
4,247		National Grid PLC	38,324
2,791		Northumbrian Water Group PLC	11,387
10,311		Old Mutual PLC	13,770
1,938		Pearson PLC	19,516
1,446		Pennon Group PLC	11,509
2,120		Persimmon PLC	12,235
4,154		Prudential PLC	28,395
4,698		QinetiQ PLC	11,113
187		Randgold Resources Ltd.	12,051
1,057		Reckitt Benckiser PLC	48,271
3,032		Reed Elsevier PLC	22,651
10,196		Rentokil Initial PLC	15,061
2,243		Rio Tinto PLC	77,678
3,466	@	Rolls-Royce Group PLC	20,723
475,932	@	Rolls-Royce Group PLC - C Shares Entitlement	783
6,349		Royal & Sun Alliance Insurance Group	12,607
33,232		Royal Bank of Scotland Group PLC	21,122
1,464		SABMiller PLC	29,892
6,355		Sage Group PLC	18,672
627		Schroders PLC	8,484
1,487		Scottish & Southern Energy PLC	27,977
581		Severn Trent PLC	10,477
1,224		Shire PLC	16,893
1,889		Smith & Nephew PLC	14,024
1,105		Smiths Group PLC	12,786
2,832		Stagecoach Group PLC	5,923
2,802		Standard Chartered PLC	52,686
4,836		Standard Life PLC	14,854
1,584		Tate & Lyle PLC	8,319
16,036		Tesco PLC	93,648
727		Thomson Reuters PLC	20,793
1,817		Tullow Oil PLC	28,142
2,332		Unilever PLC	54,807
2,963		United Utilities Group PLC	24,297
683		Vedanta Resources PLC	14,541
95,797		Vodafone Group PLC	186,319
650		Willis Group Holdings Ltd.	16,725
6,505		WM Morrison Supermarkets PLC	25,407
987	@	Wolseley PLC	18,894
3,541		WPP PLC	23,548

			3,195,942

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

United States: 31.6%
1,530		3M Co.	$91,953
2,960		Abbott Laboratories	139,238
1,450	@	Activision Blizzard, Inc.	18,314
700	@	Adobe Systems, Inc.	19,810
700	@	Aecom Technology Corp.	22,400
2,300	@	AES Corp.	26,703
1,000		Aetna, Inc.	25,050
300	@	Affiliated Computer Services, Inc.	13,326
800		Aflac, Inc.	24,872
600	@	Agilent Technologies, Inc.	12,186
200		Air Products & Chemicals, Inc.	12,918
500		AK Steel Holding Corp.	9,595
550	@	Akamai Technologies, Inc.	10,549
750		Alberto-Culver Co.	19,073
2,400		Alcoa, Inc.	24,792
300		Allegheny Energy, Inc.	7,695
500		Allegheny Technologies, Inc.	17,465
700		Allergan, Inc.	33,306
300	@	Alliance Data Systems Corp.	12,357
100	@	Alliant Techsystems, Inc.	8,236
300		Allied World Assurance Holdings Ltd.	12,249
1,000		Allstate Corp.	24,400
200	@	Alpha Natural Resources, Inc.	5,254
950		Altera Corp.	15,466
3,920		Altria Group, Inc.	64,249
650	@	Amazon.com, Inc.	54,379
500		Ameren Corp.	12,445
650		American Electric Power Co., Inc.	18,779
1,800		American Express Co.	41,832
650	@	American Tower Corp.	20,495
1,300		AmerisourceBergen Corp.	23,062
2,100	@	Amgen, Inc.	111,174
1,100		Anadarko Petroleum Corp.	49,929
750		Analog Devices, Inc.	18,585
650		AON Corp.	24,616
650		Apache Corp.	46,898
200	@	Apollo Group, Inc. - Class A	14,224
1,550	@	Apple, Inc.	220,767
2,100		Applied Materials, Inc.	23,037
300		Aptargroup, Inc.	10,131
850		Aqua America, Inc.	15,215
500		Arch Coal, Inc.	7,685
1,100		Archer-Daniels-Midland Co.	29,447
650		Arthur J. Gallagher & Co.	13,871
300		Assurant, Inc.	7,227
10,470		AT&T, Inc.	260,075
3,500	@	Atmel Corp.	13,055
600	@	Autodesk, Inc.	11,388
1,100		Automatic Data Processing, Inc.	38,984
100	@	Autozone, Inc.	15,111
500		Avery Dennison Corp.	12,840
600	@	Avnet, Inc.	12,618
850		Avon Products, Inc.	21,913
800		Baker Hughes, Inc.	29,152
300		Ball Corp.	13,548
13,442		Bank of America Corp.	177,434
200		Bank of Hawaii Corp.	7,166
2,070		Bank of New York Mellon Corp.	60,672
1,380		Baxter International, Inc.	73,085
750		BB&T Corp.	16,485
750	@	BE Aerospace, Inc.	10,770
300		Becton Dickinson & Co.	21,393
650	@	Bed Bath & Beyond, Inc.	19,988

Shares			Value

United States: (continued)
500		Bemis Co.	$12,600
1,000		Best Buy Co., Inc.	33,490
500	@	Big Lots, Inc.	10,515
300	@	Biogen Idec, Inc.	13,545
300	@	BJ’s Wholesale Club, Inc.	9,669
800	@	BMC Software, Inc.	27,032
1,550		Boeing Co.	65,875
200		BOK Financial Corp.	7,534
2,800	@	Boston Scientific Corp.	28,392
3,600		Bristol-Myers Squibb Co.	73,116
1,050	@	Broadcom Corp.	26,030
950		Broadridge Financial Solutions ADR	15,751
900	@	Brocade Communications Systems, Inc.	7,038
850		Brown & Brown, Inc.	16,941
150		Brown-Forman Corp.	6,447
300		Bucyrus International, Inc.	8,568
300		Bunge Ltd.	18,075
650		Burlington Northern Santa Fe Corp.	47,801
1,150		CA, Inc.	20,045
500		Cabot Corp.	6,290
1,250	@	Calpine Corp.	13,938
650		Campbell Soup Co.	19,123
800		Capital One Financial Corp.	17,504
1,050		CapitalSource, Inc.	5,124
300		Capitol Federal Financial	11,499
500		Cardinal Health, Inc.	15,275
600	@	Career Education Corp.	14,934
500		Carlisle Cos., Inc.	12,020
950	@	Carmax, Inc.	13,965
650		Carnival Corp.	16,751
1,200		Caterpillar, Inc.	39,648
950	@	CB Richard Ellis Group, Inc.	8,892
1,750		CBS Corp. - Class B	12,110
700	@	Celgene Corp.	33,488
850		Centex Corp.	7,191
200	@	Cephalon, Inc.	11,330
200	@	Cerner Corp.	12,458
500		CH Robinson Worldwide, Inc.	26,075
1,550		Charles Schwab Corp.	27,187
1,250		Chesapeake Energy Corp.	24,788
3,720		Chevron Corp.	246,450
100	@	Chipotle Mexican Grill, Inc.	8,000
800		Chubb Corp.	31,904
800		Cincinnati Financial Corp.	17,880
11,040	@	Cisco Systems, Inc.	205,786
1,550		CIT Group, Inc.	3,333
10,480		Citigroup, Inc.	31,126
200		City National Corp.	7,366
200		Cliffs Natural Resources, Inc.	4,894
200		Clorox Co.	11,166
100		CME Group, Inc.	31,111
450		Coach, Inc.	12,096
4,290		Coca-Cola Co.	205,877
650	@	Cognizant Technology Solutions Corp.	17,355
1,060		Colgate-Palmolive Co.	74,984
5,620		Comcast Corp. - Class A	81,434
315		Commerce Bancshares, Inc.	10,026
750		Commercial Metals Co.	12,023
650	@	Computer Sciences Corp.	28,795
1,250		ConAgra Foods, Inc.	23,825
2,960		ConocoPhillips	124,498
500		Consol Energy, Inc.	16,980
800		Consolidated Edison, Inc.	29,936

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

United States: (continued)
500		Constellation Energy Group, Inc.	$13,290
1,250	@	Continental Airlines, Inc.	11,075
1,250	@	Convergys Corp.	11,600
300		Con-way, Inc.	10,593
800		Cooper Industries Ltd.	24,840
500		Corn Products International, Inc.	13,395
2,750		Corning, Inc.	44,165
500		Corporate Executive Board Co.	10,380
700		Costco Wholesale Corp.	31,990
100	@	Covance, Inc.	4,920
200		CR Bard, Inc.	14,890
950	@	Crown Castle International Corp.	22,819
650	@	Crown Holdings, Inc.	15,691
700		CSX Corp.	24,241
200		Cullen/Frost Bankers, Inc.	9,224
500		Cummins, Inc.	17,605
2,810		CVS Caremark Corp.	89,555
1,250		D.R. Horton, Inc.	11,700
300		Danaher Corp.	18,522
200	@	DaVita, Inc.	9,892
800		Deere & Co.	31,960
3,200	@	Dell, Inc.	43,936
2,575	@	Delta Airlines, Inc.	14,909
950	@	Denbury Resources, Inc.	13,994
1,010		Devon Energy Corp.	55,045
200		DeVry, Inc.	10,008
650		Diebold, Inc.	17,134
1,150	@	DIRECTV Group, Inc.	28,417
1,450		Discover Financial Services	14,892
300	@	Discovery Communications, Inc. - Class C	6,159
850	@	Dish Network Corp.	13,779
1,100		Dominion Resources, Inc.	36,762
300		Donaldson Co., Inc.	10,392
800		Dover Corp.	26,472
1,550		Dow Chemical Co.	25,017
550	@	Dr Pepper Snapple Group, Inc.	11,655
650	@	DreamWorks Animation SKG, Inc.	17,934
300		DTE Energy Co.	9,600
1,900		Duke Energy Corp.	27,721
200		Dun & Bradstreet Corp.	16,242
300		Eastman Chemical Co.	11,370
500		Eaton Corp.	22,305
500		Eaton Vance Corp.	13,375
2,350	@	eBay, Inc.	40,256
650		Ecolab, Inc.	25,344
800		Edison International	25,168
200	@	Edwards Lifesciences Corp.	13,606
1,550		EI Du Pont de Nemours & Co.	39,711
1,450		El Paso Corp.	13,384
850	@	Electronic Arts, Inc.	18,462
1,900		Eli Lilly & Co.	65,816
250		Embarq Corp.	10,515
3,650	@	EMC Corp.	47,815
1,400		Emerson Electric Co.	45,360
200	@	Energizer Holdings, Inc.	10,448
200		Entergy Corp.	15,504
650		EOG Resources, Inc.	44,148
300		EQT Corp.	10,473
650		Equifax, Inc.	16,965
300		Erie Indemnity Co.	10,728
500		Estee Lauder Cos., Inc.	16,335
1,400		Exelon Corp.	71,694

Shares			Value

United States: (continued)
650		Expeditors International Washington, Inc.	$21,671
200	@	Express Scripts, Inc.	13,750
8,960		ExxonMobil Corp.	626,394
500		Family Dollar Stores, Inc.	14,150
700		FedEx Corp.	38,934
950		Fidelity National Information Services, Inc.	18,962
950		Fidelity National Title Group, Inc.	12,854
1,150		Fifth Third Bancorp.	8,165
500		First American Corp.	12,955
100	@	First Solar, Inc.	16,212
650		FirstEnergy Corp.	25,188
500	@	Fiserv, Inc.	22,850
800	@	Flir Systems, Inc.	18,048
600		Fluor Corp.	30,774
200		FMC Corp.	9,460
300	@	FMC Technologies, Inc.	11,274
5,650	@	Ford Motor Co.	34,296
500		Forest City Enterprises, Inc.	3,300
900	@	Forest Laboratories, Inc.	22,599
300		Fortune Brands, Inc.	10,422
500	@	Foster Wheeler AG	11,875
700		FPL Group, Inc.	39,802
200		Franklin Resources, Inc.	14,402
800		Freeport-McMoRan Copper & Gold, Inc.	40,088
750		Frontier Oil Corp.	9,833
1,150		Fulton Financial Corp.	5,992
1,150		Gap, Inc.	18,860
700		General Dynamics Corp.	38,773
18,990		General Electric Co.	222,563
700		General Mills, Inc.	39,214
200	@	Gen-Probe, Inc.	8,596
300		Genuine Parts Co.	10,068
1,350		Genworth Financial, Inc.	9,437
650	@	Genzyme Corp.	36,186
1,800	@	Gilead Sciences, Inc.	84,312
500		Global Payments, Inc.	18,730
940		Goldman Sachs Group, Inc.	138,594
850	@	Goodyear Tire & Rubber Co.	9,571
490	@	Google, Inc. - Class A	206,579
500		Graco, Inc.	11,010
850		Great Plains Energy, Inc.	13,218
200		Greif, Inc. - Class A	8,844
300		Guess ?, Inc.	7,734
600		H&R Block, Inc.	10,338
1,650		Halliburton Co.	34,155
500	@	Hansen Natural Corp.	15,410
500		Harley-Davidson, Inc.	8,105
500		Harris Corp.	14,180
500		Hartford Financial Services Group, Inc.	5,935
500		Hasbro, Inc.	12,120
750		Hawaiian Electric Industries	14,295
800		HCC Insurance Holdings, Inc.	19,208
750	@	Health Net, Inc.	11,663
200	@	Henry Schein, Inc.	9,590
500		Hershey Co.	18,000
1,650	@	Hertz Global Holdings, Inc.	13,184
300		Hess Corp.	16,125
4,630		Hewlett-Packard Co.	178,950
700		HJ Heinz Co.	24,990
600	@	Hologic, Inc.	8,538
3,400		Home Depot, Inc.	80,342

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

United States: (continued)
1,400		Honeywell International, Inc.	$43,960
650	@	Hospira, Inc.	25,038
950		Hudson City Bancorp., Inc.	12,626
650	@	Humana, Inc.	20,969
1,650		Huntington Bancshares, Inc.	6,897
800		Illinois Tool Works, Inc.	29,872
1,150	@	Ingram Micro, Inc.	20,125
200		Integrys Energy Group, Inc.	5,998
11,160		Intel Corp.	184,698
200	@	IntercontinentalExchange, Inc.	22,848
2,410		International Business Machines Corp.	251,652
500		International Flavors & Fragrances, Inc.	16,360
1,050		International Paper Co.	15,887
500		International Speedway Corp.	12,805
750		Intersil Corp.	9,428
650	@	Intuit, Inc.	18,304
100	@	Intuitive Surgical, Inc.	16,366
950		Invesco Ltd.	16,929
300		ITT Corp.	13,350
1,450		Jabil Circuit, Inc.	10,759
500	@	Jacobs Engineering Group, Inc.	21,045
750		Janus Capital Group, Inc.	8,550
300		JB Hunt Transport Services, Inc.	9,159
850		Jefferies Group, Inc.	18,131
500		JM Smucker Co.	24,330
500		John Wiley & Sons, Inc.	16,625
5,100		Johnson & Johnson	289,680
1,150		Johnson Controls, Inc.	24,978
200		Joy Global, Inc.	7,144
7,050		JPMorgan Chase & Co.	240,476
850	@	Juniper Networks, Inc.	20,060
500		Kellogg Co.	23,285
700		Kimberly-Clark Corp.	36,701
600		KLA-Tencor Corp.	15,150
700	@	Kohl’s Corp.	29,925
2,780		Kraft Foods, Inc.	70,445
1,100		Kroger Co.	24,255
200		L-3 Communications Holdings, Inc.	13,876
200	@	Laboratory Corp. of America Holdings	13,558
500	@	Lam Research Corp.	13,000
200		Landstar System, Inc.	7,182
300	@	Leap Wireless International, Inc.	9,879
750		Leggett & Platt, Inc.	11,423
500		Lender Processing Services, Inc.	13,885
950		Lennar Corp.	9,206
5,100	@	Level 3 Communications, Inc.	7,701
950	@	Liberty Media Corp. - Entertainment	25,413
132	@	Life Technologies Corp.	5,507
500	@	LifePoint Hospitals, Inc.	13,125
850		Limited Brands, Inc.	10,175
650	@	Lincare Holdings, Inc.	15,288
700		Lincoln National Corp.	12,047
650		Linear Technology Corp.	15,178
1,250	@	LKQ Corp.	20,563
690		Lockheed Martin Corp.	55,649
700		Loews Corp.	19,180
300		Lorillard, Inc.	20,331
3,300		Lowe’s Cos., Inc.	64,053
300		Lubrizol Corp.	14,193
200		M&T Bank Corp.	10,186
1,200		Marathon Oil Corp.	36,156
600	@	Mariner Energy, Inc.	7,050
1,154		Marriott International, Inc.	25,469

Shares			Value

United States: (continued)
1,250		Marsh & McLennan Cos., Inc.	$25,163
1,150		Masco Corp.	11,017
200		Mastercard, Inc.	33,462
1,250		Mattel, Inc.	20,063
450	@	McAfee, Inc.	18,986
300		McCormick & Co., Inc.	9,759
750	@	McDermott International, Inc.	15,233
2,070		McDonald’s Corp.	119,004
750		McGraw-Hill Cos., Inc.	22,583
500		McKesson Corp.	22,000
750		MDU Resources Group, Inc.	14,228
800	@	Medco Health Solutions, Inc.	36,488
2,070		Medtronic, Inc.	72,222
600	@	MEMC Electronic Materials, Inc.	10,686
3,920		Merck & Co., Inc.	109,603
300		Mercury General Corp.	10,029
1,100		Metlife, Inc.	33,011
750		Microchip Technology, Inc.	16,913
14,010		Microsoft Corp.	332,962
200	@	Mohawk Industries, Inc.	7,136
200		Molson Coors Brewing Co.	8,466
1,060		Monsanto Co.	78,800
850	@	Monster Worldwide, Inc.	10,039
2,300		Morgan Stanley	65,573
500		Mosaic Co.	22,150
3,750		Motorola, Inc.	24,863
300		Murphy Oil Corp.	16,296
700	@	National Oilwell Varco, Inc.	22,862
950		National Semiconductor Corp.	11,923
850	@	NetApp, Inc.	16,762
950		New York Community Bancorp., Inc.	10,156
800		Newmont Mining Corp.	32,696
4,450		News Corp. - Class A	40,540
500	@	NII Holdings, Inc.	9,535
700		Nike, Inc.	36,246
1,450		NiSource, Inc.	16,907
750		Noble Corp.	22,688
550		Noble Energy, Inc.	32,434
800		Norfolk Southern Corp.	30,136
500		Northeast Utilities	11,155
200		Northern Trust Corp.	10,736
700		Northrop Grumman Corp.	31,976
750	@	Novellus Systems, Inc.	12,525
800	@	NRG Energy, Inc.	20,768
650		NSTAR	20,872
750	@	Nuance Communications, Inc.	9,068
600		Nucor Corp.	26,658
1,750	@	Nvidia Corp.	19,758
650		NYSE Euronext	17,713
1,650		Occidental Petroleum Corp.	108,587
200	@	Oceaneering International, Inc.	9,040
300		Omnicare, Inc.	7,728
700		Omnicom Group	22,106
1,950	@	ON Semiconductor Corp.	13,377
850		OneBeacon Insurance Group Ltd.	9,937
7,270	@	Oracle Corp.	155,723
800		Paccar, Inc.	26,008
650		Pacific Gas & Electric Co.	24,986
300		Pall Corp.	7,968
200	@	Panera Bread Co.	9,972
500		Parker Hannifin Corp.	21,480
800		Paychex, Inc.	20,160
500		Peabody Energy Corp.	15,080

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

United States: (continued)
750		People’s United Financial, Inc.	$11,280
300		Pepsi Bottling Group, Inc.	10,152
2,980		PepsiCo, Inc.	163,781
600		PerkinElmer, Inc.	10,440
300		Perrigo Co.	8,334
750	@	PetroHawk Energy Corp.	16,725
600		Petsmart, Inc.	12,876
12,820		Pfizer, Inc.	192,300
300		Pharmaceutical Product Development, Inc.	6,966
3,670		Philip Morris International, Inc.	160,085
300		Pinnacle West Capital Corp.	9,045
650		Pitney Bowes, Inc.	14,255
850		PNC Financial Services Group, Inc.	32,989
300		PPG Industries, Inc.	13,170
650		PPL Corp.	21,424
550		Praxair, Inc.	39,089
300		Precision Castparts Corp.	21,909
850		Principal Financial Group, Inc.	16,014
5,270		Procter & Gamble Co.	269,297
300		Progress Energy, Inc.	11,349
1,550	@	Progressive Corp.	23,421
800		Prudential Financial, Inc.	29,776
1,100		Public Service Enterprise Group, Inc.	35,893
950		Pulte Homes, Inc.	8,389
600	@	QLogic Corp.	7,608
3,180		Qualcomm, Inc.	143,736
300		Quest Diagnostics	16,929
500		Questar Corp.	15,530
3,900		Qwest Communications International, Inc.	16,185
300		Range Resources Corp.	12,423
700		Raytheon Co.	31,101
1,750		Regions Financial Corp.	7,070
300		Reinsurance Group of America, Inc.	10,473
1,200		Republic Services, Inc.	29,292
500		Reynolds American, Inc.	19,310
500		Rockwell Collins, Inc.	20,865
500		Ross Stores, Inc.	19,300
600		Royal Caribbean Cruises Ltd.	8,124
950		RPM International, Inc.	13,338
200		Ryder System, Inc.	5,584
1,200		Safeway, Inc.	24,444
850	@	SAIC, Inc.	15,768
700	@	Sandisk Corp.	10,283
850	@	SandRidge Energy, Inc.	7,242
1,950		Sara Lee Corp.	19,032
2,950		Schering-Plough Corp.	74,104
2,270		Schlumberger Ltd.	122,830
300		Scripps Networks Interactive - Class A	8,349
850		Sealed Air Corp.	15,683
200		Sempra Energy	9,926
1,950		Service Corp. International	10,686
300	@	Shaw Group, Inc.	8,223
200		Sherwin-Williams Co.	10,750
300		Sigma-Aldrich Corp.	14,868
700		Smith International, Inc.	18,025
600		Sonoco Products Co.	14,370
1,650		Southern Co.	51,414
850		Southern Copper Corp.	17,374
1,650		Southwest Airlines Co.	11,105
800	@	Southwestern Energy Co.	31,080
1,650		Spectra Energy Corp.	27,918

Shares			Value

United States: (continued)
5,000	@	Sprint Nextel Corp.	$24,050
300	@	St. Joe Co.	7,947
650	@	St. Jude Medical, Inc.	26,715
1,050		Staples, Inc.	21,179
1,550	@	Starbucks Corp.	21,530
800		State Street Corp.	37,760
850		Steel Dynamics, Inc.	12,521
200	@	Stericycle, Inc.	10,306
100		Strayer Education, Inc.	21,811
650		Stryker Corp.	25,831
2,100	@	Sun Microsystems, Inc.	19,362
500		Sunoco, Inc.	11,600
650		SunTrust Bank	10,693
850		Supervalu, Inc.	11,008
1,650	@	Symantec Corp.	25,674
1,450		Synovus Financial Corp.	4,336
1,100		Sysco Corp.	24,728
500		T. Rowe Price Group, Inc.	20,835
1,600		Target Corp.	63,152
850		TCF Financial Corp.	11,365
500	@	Terex Corp.	6,035
850		Tesoro Corp.	10,821
2,300		Texas Instruments, Inc.	48,990
800	@	Thermo Electron Corp.	32,616
796	@	Time Warner Cable, Inc.	25,209
2,473		Time Warner, Inc.	62,295
650		TJX Cos., Inc.	20,449
600	@	Toll Brothers, Inc.	10,182
300		Torchmark Corp.	11,112
200		Transatlantic Holdings, Inc.	8,666
650	@	Transocean, Ltd.	48,289
1,200		Travelers Cos., Inc.	49,248
500		Trinity Industries, Inc.	6,810
300	@	Ultra Petroleum Corp.	11,700
800		Union Pacific Corp.	41,648
1,530		United Parcel Service, Inc. - Class B	76,485
200		United States Steel Corp.	7,148
1,970		United Technologies Corp.	102,361
2,300		UnitedHealth Group, Inc.	57,454
200		Universal Health Services, Inc.	9,770
1,250		UnumProvident Corp.	19,825
500	@	Urban Outfitters, Inc.	10,435
3,330		US Bancorp.	59,674
1,250		Valero Energy Corp.	21,113
787		Valley National Bancorp.	9,208
200	@	Varian Medical Systems, Inc.	7,028
350	@	Varian Semiconductor Equipment Associates, Inc.	8,397
600	@	VeriSign, Inc.	11,088
5,400		Verizon Communications, Inc.	165,942
500	@	Vertex Pharmaceuticals, Inc.	17,820
200		VF Corp.	11,070
1,050	@	Viacom - Class B	23,835
900		Visa, Inc.	56,034
200		Vulcan Materials Co.	8,620
300		WABCO Holdings, Inc.	5,310
1,650		Walgreen Co.	48,510
4,090		Wal-Mart Stores, Inc.	198,120
3,820		Walt Disney Co.	89,121
200		Walter Industries, Inc.	7,248
750		Washington Federal, Inc.	9,750
1,100		Waste Management, Inc.	30,976
1,250	@	Weatherford International Ltd.	24,450

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

United States: (continued)
600		Webster Financial Corp.	$4,830
1,000	@	WellPoint, Inc.	50,890
8,816		Wells Fargo & Co.	213,876
1,250		Western Union Co.	20,500
800		Weyerhaeuser Co.	24,344
1,550		Williams Cos., Inc.	24,196
500		Wisconsin Energy Corp.	20,355
200		WW Grainger, Inc.	16,376
2,540		Wyeth	115,291
850		Wyndham Worldwide Corp.	10,302
1,450		Xcel Energy, Inc.	26,695
2,500		Xerox Corp.	16,200
850		Xilinx, Inc.	17,391
1,100		XTO Energy, Inc.	41,954
2,000	@	Yahoo!, Inc.	31,320
800		Yum! Brands, Inc.	26,672
650	@	Zimmer Holdings, Inc.	27,690

			17,007,226

		Total Common Stock (Cost $42,752,355)	38,234,764

REAL ESTATE INVESTMENT TRUSTS: 0.7%
Australia: 0.1%
9,031		CFS Retail Property Trust	11,964
9,709		Stockland	25,045
3,814		Westfield Group	34,907

			71,916

France: 0.1%
138	@	Unibail	20,633

			20,633

Hong Kong: 0.0%
9,500		Link Real Estate Investment Trust	20,190

			20,190

Netherlands: 0.0%
247		Wereldhave NV	18,413

			18,413

United Kingdom: 0.1%
3,683		British Land Co. PLC	23,191
889		Land Securities Group PLC	6,913
2,131	@	Liberty International PLC	13,970

			44,074

United States: 0.4%
1,150		Annaly Capital Management, Inc.	17,411
620		Apartment Investment & Management Co.	5,487
103		AvalonBay Communities, Inc.	5,762
200		Boston Properties, Inc.	9,540
300		BRE Properties, Inc.	7,128
300		Camden Property Trust	8,280
750		Douglas Emmett, Inc.	6,743
650		Equity Residential	14,450
100		Essex Property Trust, Inc.	6,223
200		Federal Realty Investment Trust	10,304
500		HCP, Inc.	10,595
200		Health Care Real Estate Investment Trust, Inc.	6,820
1,950		HRPT Properties Trust	7,917
300		Liberty Property Trust	6,912

Shares			Value

United States: (continued)
300		Mack-Cali Realty Corp.	$6,840
300		Plum Creek Timber Co., Inc.	8,934
200		Public Storage, Inc.	13,096
311		Simon Property Group, Inc.	15,995
640		UDR, Inc.	6,611
300		Ventas, Inc.	8,958
205		Vornado Realty Trust	9,231
73	@	Walter Investment Management Corp.	969
500		Weingarten Realty Investors	7,255

			201,461

		Total Real Estate Investment Trusts (Cost $547,886)	376,687

EXCHANGE-TRADED FUNDS: 27.1%
Developed Markets: 1.7%
20,400		iShares MSCI EAFE Index Fund	934,524

			934,524

Emerging Markets: 0.9%
14,100		iShares MSCI Emerging Markets Index Fund	454,443

			454,443

United States: 24.5%
115,500		iShares Lehman Aggregate Bond Fund	11,798,325
15,000		iShares S&P 500 Index Fund	1,383,900

			13,182,225

		Total Exchange-Traded Funds (Cost $14,289,359)	14,571,192

PREFERRED STOCK: 0.8%
Australia: 0.0%
226		Insurance Australia Group	18,302

			18,302

Brazil: 0.7%
2,100		Banco Bradesco S.A.	30,865
3,000		Banco Itau Holding Financeira SA	47,293
200		Cia de Bebidas das Americas	12,918
1,412		CIA Energetica de Minas Gerais	18,952
3,250		Cia Vale do Rio Doce	49,923
1,850		Gerdau SA	19,402
5,175		Investimentos Itau SA	22,792
1,150		Metalurgica Gerdau SA	15,059
6,820		Petroleo Brasileiro SA	113,324
850		Usinas Siderurgicas de Minas Gerais SA	18,197

			348,725

Germany: 0.1%
304		Fresenius AG	16,439
624		Henkel KGaA - Vorzug	19,487
140		Porsche AG	9,424
221		Volkswagen AG	15,459

			60,809

		Total Preferred Stock (Cost $429,645)	427,836

RIGHTS: 0.0%
Australia: 0.0%
2,623		Asciano Rights	520
253		Rio Tinto Ltd.	4,874

			5,394

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value

Belgium: 0.0%
3,682	Fortis	$—

		—

France: 0.0%
332	Bourbon SA	1,301
257	Casino Guichard Perrachon SA	991

		2,292

Hong Kong: 0.0%
600	China Resources Power Holdings Co.	255

		255

Italy: 0.0%
1,047	Unione di Banche Italiane SCPA	72

		72

Norway: 0.0%
327	Renewable Energy Corp. A/S	1,170

		1,170

Singapore: 0.0%
10,560	Golden Agri-Resources Ltd.	1,458

		1,458

United Kingdom: 0.0%
907	Rio Tinto PLC	10,416

		10,416

	Total Rights (Cost $23,674)	21,057

WARRANTS: 0.0%
Italy: 0.0%
1,047	Unione di Banche Italiane SCPA	81

	Total Warrants (Cost $—)	81

	Total Long-Term Investments (Cost $58,042,919)	53,631,617

SHORT-TERM INVESTMENTS: 1.1%
Money Market: 1.1%
562,000	ING Institutional Prime Money Market Fund - Class I		562,000

	Total Short-Term Investments (Cost $562,000)		562,000

	Total Investments in Securities (Cost $58,604,919)*	100.8%	$54,193,617
	Other Assets and Liabilities - Net	(0.8)	(410,763)

	Net Assets	100.0%	$53,782,854

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $59,693,741.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,629,192
Gross Unrealized Depreciation	(7,129,316)

Net Unrealized Depreciation	$(5,500,124)

Industry	Percentage of Net Assets
Advertising	0.0%
Aerospace/Defense	1.0
Agriculture	1.0
Airlines	0.1
Apartments	0.1
Apparel	0.3
Auto Manufacturers	1.1
Auto Parts & Equipment	0.3
Banks	8.2
Beverages	1.4
Biotechnology	0.7
Building Materials	0.3
Chemicals	1.7
Coal	0.3
Commercial Services	1.3
Computers	2.1
Cosmetics/Personal Care	0.9
Distribution/Wholesale	0.5
Diversified	0.2
Diversified Financial Services	1.4
Electric	3.0
Electrical Components & Equipment	0.4
Electronics	0.8
Energy - Alternate Sources	0.1
Engineering & Construction	0.8
Entertainment	0.2
Environmental Control	0.2
Food	2.5
Food Service	0.1
Forest Products & Paper	0.2
Gas	0.3
Hand/Machine Tools	0.1
Health Care	0.1
Healthcare - Products	1.6
Healthcare - Services	0.6
Holding Companies - Diversified	0.4
Home Builders	0.1
Home Furnishings	0.2
Household Products/Wares	0.3
Housewares	0.0
Insurance	2.9
Internet	0.9
Investment Companies	0.1
Iron/Steel	0.9
Leisure Time	0.1
Lodging	0.2
Machinery - Construction & Mining	0.2
Machinery - Diversified	0.5
Media	1.4

See Accompanying Notes to Financial Statements

ING RUSSELL™ GLOBAL LARGECAP INDEX 75% PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Metal Fabricate/Hardware	0.2%
Mining	2.2
Miscellaneous Manufacturing	1.5
Mortgage	0.0
Office Property	0.1
Office/Business Equipment	0.2
Oil & Gas	7.4
Oil & Gas Services	0.7
Packaging & Containers	0.2
Pharmaceuticals	4.0
Pipelines	0.2
Real Estate	0.6
Regional Malls	0.0
Retail	2.8
Savings & Loans	0.1
Semiconductors	1.6
Shipbuilding	0.1
Shopping Centers	0.2
Software	1.6
Storage	0.0
Telecommunications	5.0
Textiles	0.0
Toys/Games/Hobbies	0.2
Transportation	1.4
Water	0.2
Other Long-Term Investments	27.1
Short-Term Investments	1.1
Other Assets and Liabilities - Net	(0.8)

Net Assets	100.0%

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)†	Significant Unobservable Inputs (Level 3)
Common Stock
Australia	$—	$1,138,968	$—
Austria	—	81,647	—
Barbados	29,115	—	—
Belgium	—	149,404	—
Bermuda	165,121	12,961	—
Brazil	272,514	379	—
Canada	1,586,255	—	—
Chile	9,448	—	—
China	5,358	622,525	—
Czech Republic	—	15,152	—
Denmark	—	174,025	—
Finland	—	277,929	—
France	8,249	1,631,812	—
Germany	17,934	1,262,073	—
Greece	—	76,008	—
Guernsey	18,233	—	—
Hong Kong	14,868	574,617	—
Hungary	—	41,209	—
Indonesia	—	68,588	—
Ireland	37,440	53,627	—
Israel	11,735	75,672	—

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)†	Significant Unobservable Inputs (Level 3)
Italy	$—	$579,648	$—
Japan	—	3,320,328	—
Luxembourg	11,252	66,968	—
Malaysia	—	53,807	—
Mauritius	—	9,154	—
Mexico	177,406	—	—
Morocco	—	14,699	—
Netherlands	7,440	741,586	—
Norway	—	106,913	—
Philippines	—	36,766	—
Poland	—	69,440	—
Portugal	—	26,563	—
Russia	—	152,419	—
Singapore	16,073	209,190	—
South Africa	5,667	323,750	—
South Korea	75,685	478,456	—
Spain	—	766,408	—
Sweden	—	419,393	—
Switzerland	43,654	1,283,239	—
Taiwan	—	466,562	—
Thailand	—	60,235	—
Turkey	—	76,029	—
United Kingdom	94,403	3,101,539	—
United States	17,007,226	—	—

Total Common Stock	19,615,076	18,619,688	—

Real Estate Investment Trusts	201,461	175,226	—
Exchange-Traded Funds	14,571,192	—	—
Preferred Stock	112,275	315,561	—
Rights	12,904	8,153	—
Warrants	—	81	—
Short-Term Investments	562,000	—	—

Total	$35,074,908	$19,118,709	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares		Value

COMMON STOCK: 94.5%
Australia: 4.8%
38,822	Amcor Ltd.	$156,105
72,678	AMP Ltd.	284,750
59,081	Australia & New Zealand Banking Group Ltd.	782,970
33,130	Brambles Ltd.	158,616
37,624	Commonwealth Bank of Australia	1,179,358
23,035	Crown Ltd.	134,247
55,028	Foster’s Group Ltd.	228,004
123,528	John Fairfax Holdings Ltd.	121,049
8,145	Leighton Holdings Ltd.	153,627
6,917	Macquarie Group Ltd.	216,548
54,750	National Australia Bank Ltd.	986,388
7,924	Orica Ltd.	137,913
115,585	Qantas Airways Ltd.	187,167
26,377	QBE Insurance Group Ltd.	422,087
46,300	Suncorp-Metway Ltd.	248,933
380,112	Telstra Corp., Ltd.	1,037,258
29,883	Wesfarmers Ltd.	544,097
63,749	Westpac Banking Corp.	1,037,176

		8,016,293

Austria: 0.3%
1,347	Bank of Austria - Escrow	—
14,655	Telekom Austria AG	229,434
8,973	Voestalpine AG	247,152

		476,586

Belgium: 0.3%
12,333	Belgacom SA	394,393
1,931	Solvay SA	163,356

		557,749

Shares			Value

Brazil: 1.6%
55,700		Banco do Brasil SA	$601,202
17,100		Centrais Eletricas Brasileiras SA	248,711
9,600		Cia de Concessoes Rodoviarias	151,631
11,222		Cia Energetica de Minas Gerais	115,799
18,200		Cia Siderurgica Nacional SA	405,146
15,200		CPFL Energia SA	246,287
13,700		Light SA	188,353
8,800		Natura Cosmeticos SA	114,968
14,300		Redecard SA	218,933
9,500		Souza Cruz SA	272,128
18,700		Tractebel Energia SA	178,459

			2,741,617

Canada: 5.6%
13,700		ARC Energy Trust	209,773
13,464		Bank of Montreal	567,429
21,100		Bank of Nova Scotia	787,656
14,600		BCE, Inc.	301,251
5,200		Bell Aliant Regional Communications Income Fund	117,801
7,200		Bonavista Energy Trust	111,669
10,600		Canadian Imperial Bank of Commerce	531,390
16,500		Canadian Oil Sands Trust	394,213
8,500	@	CI Financial Corp.	139,870
4,700		Crescent Point Energy Trust	138,679
10,100		Enerplus Resources Fund	218,212
23,650		Great-West Lifeco, Inc.	463,586
17,700		Husky Energy, Inc.	495,019
5,950		IGM Financial, Inc.	210,500
30,100		Manulife Financial Corp.	522,477
3,200		National Bank of Canada	147,874
21,900		Pengrowth Energy Trust	172,843
35,500		Penn West Energy Trust	452,010
9,800		Power Corp. of Canada	226,138
16,300		Power Financial Corp.	387,478
25,200		Royal Bank of Canada	1,030,619
12,000		Sun Life Financial, Inc.	323,948
3,150		TELUS Corp.	83,547
13,600		Toronto Dominion Bank	702,596
13,650		TransCanada Corp.	367,552
51,200	@	Yellow Pages Income Fund	235,498

			9,339,628

Chile: 0.3%
2,707,956		Banco de Chile	191,702
5,973,050		Banco Santander Chile SA	267,709

			459,411

Czech Republic: 0.6%
12,228		CEZ A/S	546,548
1,000		Komercni Banka A/S	137,769
15,600		Telefonica O2 Czech Republic A/S	355,284

			1,039,601

Finland: 0.8%
22,361		Fortum OYJ	509,681
5,377		Metso OYJ	100,657
9,782		Neste Oil OYJ	136,125
6,867		Rautaruukki OYJ	137,734
13,872		Sampo OYJ	262,291
17,111		UPM-Kymmene OYJ	149,326

			1,295,814

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value

France: 8.2%
7,905	Accor SA	$314,954
920	BNP Paribas	59,996
7,584	Bouygues SA	286,812
2,429	Casino Guichard Perrachon SA	164,506
13,667	Cie de Saint-Gobain	459,864
3,215	CNP Assurances	307,612
94	Compagnie Generale des Etablissements Michelin	5,384
41,921	Credit Agricole SA	525,617
86,387	France Telecom SA	1,965,622
44,530	Gaz de France	1,666,862
6,831	Legrand SA	149,481
1,030	Neopost SA	92,748
15,306	PagesJaunes Groupe SA	149,220
3,853	PPR	315,859
11,337	Safran SA	150,158
23,961	Sanofi-Aventis	1,415,853
7,113	Schneider Electric SA	544,416
10,197	Suez Environnement SA	178,696
53,728	Total SA	2,912,098
1,759	Vallourec	215,000
12,177	Veolia Environnement	360,034
10,788	Vinci SA	486,801
37,881	Vivendi	909,293

		13,636,886

Germany: 5.3%
10,099	Allianz AG	931,559
24,074	BASF AG	959,151
18,907	Deutsche Lufthansa AG	237,447
34,699	Deutsche Post AG	453,065
157,282	Deutsche Telekom AG	1,859,477
45,773	E.ON AG	1,624,849
3,562	K+S AG	200,919
3,494	MAN AG	214,984
4,894	Muenchener Rueckversicherungs AG	661,207
15,886	RWE AG	1,252,765
15,571	ThyssenKrupp AG	387,913

		8,783,336

Greece: 0.3%
13,050	Hellenic Telecommunications Organization SA	199,564
14,196	OPAP SA	378,538

		578,102

Hong Kong: 0.8%
54,000	CLP Holdings Ltd.	357,813
46,100	Hang Seng Bank Ltd.	645,223
55,000	HongKong Electric Holdings	305,532

		1,308,568

Hungary: 0.1%
35,377	Magyar Telekom Telecommunications PLC	104,468

		104,468

Israel: 0.3%
85,210	Bezeq Israeli Telecommunication Corp., Ltd.	157,286
38,300	Israel Chemicals Ltd.	375,832

		533,118

Shares		Value

Italy: 4.4%
98,696	AEM S.p.A.	$180,373
21,632	Alleanza Assicurazioni S.p.A.	148,665
12,231	Autostrade S.p.A.	247,735
11,063	Banche Popolari Unite Scpa	144,165
113,200	Edison S.p.A.	162,975
321,422	Enel S.p.A.	1,569,162
115,617	ENI S.p.A.	2,742,105
52,639	Mediaset S.p.A.	295,530
26,581	Mediobanca S.p.A.	316,750
37,642	Parmalat S.p.A	90,917
88,571	Snam Rete Gas S.p.A.	389,074
354,444	Telecom Italia S.p.A.	491,432
352,666	Telecom Italia S.p.A. RNC	347,417
50,014	Terna S.p.A	166,802

		7,293,102

Japan: 0.9%
12,200	Daiichi Sankyo Co., Ltd.	217,763
5,200	Eisai Co., Ltd.	184,627
25,000	Mitsui OSK Lines Ltd.	161,559
197,700	Mizuho Financial Group, Inc.	459,324
13,600	Takeda Pharmaceutical Co., Ltd.	528,767

		1,552,040

Malaysia: 0.8%
9,300	British American Tobacco Malaysia Bhd	118,314
17,300	Digi.com BHD	109,156
32,700	Kuala Lumpur Kepong Bhd	110,450
66,200	Petronas Gas BHD	184,468
107,280	Public Bank BHD	275,972
140,900	Sime Darby Bhd	277,957
173,100	Telekom Malaysia BHD	144,012
252,100	YTL Power International	154,745

		1,375,074

Netherlands: 3.6%
5,565	Akzo Nobel NV	245,991
5,586	Koninklijke DSM NV	175,661
20,730	Koninklijke Philips Electronics NV	382,740
15,637	Reed Elsevier NV	172,904
77,745	Royal Dutch Shell PLC - Class A	1,950,177
69,175	Royal Dutch Shell PLC - Class B	1,741,508
39,861	Royal KPN NV	549,993
29,781	Unilever NV	720,288
6,166	Wolters Kluwer NV	108,171

		6,047,433

New Zealand: 0.1%
106,090	Telecom Corp. of New Zealand Ltd.	186,225

		186,225

Norway: 1.0%
4,415	Fred Olsen Energy ASA	150,761
23,700	Orkla ASA	172,335
67,450	Statoil ASA	1,332,351

		1,655,447

Philippines: 0.2%
7,380	Philippine Long Distance Telephone Co.	365,943

		365,943

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value

Poland: 0.2%
134,556		Polish Oil & Gas	$172,228
46,668		Telekomunikacja Polska SA	226,069

			398,297

Portugal: 0.5%
21,096		Cimpor Cimentos de Portugal SG	154,111
73,766		Energias de Portugal SA	289,773
35,560		Portugal Telecom SGPS SA	348,813

			792,697

Russia: 0.4%
23,300		Mechel OAO ADR	194,555
11,900	@	Novolipetsk Steel GDR	245,023
15,000	@	OAO Gazprom ADR	240,750

			680,328

Singapore: 1.0%
43,000		DBS Group Holdings Ltd.	348,607
39,000		Keppel Corp., Ltd.	184,865
44,300		Singapore Airlines Ltd.	405,575
30,000		Singapore Exchange Ltd.	146,090
19,000		Singapore Petroleum Co., Ltd.	81,119
60,000		Singapore Press Holdings Ltd.	130,565
110,000		Singapore Technologies Engineering Ltd.	185,349
25,000		United Overseas Bank Ltd.	252,270

			1,734,440

South Africa: 1.6%
16,724		ABSA Group Ltd.	238,645
40,074		African Bank Investments Ltd.	144,390
15,571	@	ArcelorMittal South Africa Ltd.	193,012
157,148		FirstRand Ltd.	286,862
21,073		Impala Platinum Holdings Ltd.	466,291
16,300		Kumba Iron Ore Ltd.	382,929
14,036		Nedcor Ltd.	178,709
61,248		Sanlam Ltd.	137,325
28,473		Standard Bank Group Ltd.	327,560
53,688		Telkom SA Ltd.	264,521

			2,620,244

South Korea: 0.3%
2,056		SK Telecom Co., Ltd.	280,263
5,367		S-Oil Corp.	239,074

			519,337

Spain: 7.3%
11,212		Abertis Infraestructuras SA	211,735
7,491		ACS Actividades de Construccion y Servicios SA	380,264
91,906		Banco Bilbao Vizcaya Argentaria SA	1,157,238
29,775		Banco De Sabadell SA	186,229
18,133		Banco Espanol de Credito SA (Banesto)	187,324
38,554		Banco Popular Espanol SA	337,343
233,773		Banco Santander Central Hispano SA	2,825,895
8,653		Banco Santander SA	104,433
2,970		Bolsas y Mercados Espanoles	88,189
68,735		Corp. Mapfre SA	224,568
94,623		Criteria Caixacorp SA	438,558
4,249		Fomento de Construcciones y Contratas SA	174,832
17,709		Gas Natural SDG SA	323,401
18,520		Gestevision Telecinco SA	173,441

Shares			Value

Spain: (continued)
5,364		Grupo Ferrovial	$172,896
107,280		Iberdrola SA	874,827
12,384		Inditex SA	596,007
31,935		Repsol YPF SA	714,864
118,236		Telefonica SA	2,685,101
31,604		Union Fenosa SA	343,643

			12,200,788

Sweden: 1.2%
14,875		Hennes & Mauritz AB	742,773
33,600		Sandvik AB	250,430
16,000		Skanska AB	179,515
13,000		Svenska Handelsbanken AB	246,522
9,900		Tele2 AB - B Shares	100,263
81,100		TeliaSonera AB	426,846

			1,946,349

Switzerland: 2.3%
1,061		Baloise Holding AG	78,900
16,517		Compagnie Financiere Richemont SA	344,351
1,146	@	EMS-Chemie Holding AG	108,563
5,945		Holcim Ltd.	338,474
44,517		Novartis AG	1,812,164
25,466	@	STMicroelectronics NV	191,814
1,087		Swisscom AG	334,493
3,400		Zurich Financial Services AG	600,961

			3,809,720

Taiwan: 4.1%
240,000		Advanced Semiconductor Engineering, Inc.	138,805
285,000		AU Optronics Corp.	275,116
594,950		China Steel Corp.	509,576
269,139		Chunghwa Telecom Co., Ltd.	536,839
170,860		Compal Electronics, Inc.	138,184
71,580		Delta Electronics, Inc.	161,988
118,000		Far Eastern Textile Co., Ltd.	135,923
88,159		Far EasTone Telecommunications Co., Ltd.	103,086
254,000		First Financial Holding Co., Ltd.	150,740
291,500		Formosa Chemicals & Fibre Co.	437,532
306,000		Formosa Petrochemical Corp.	727,219
240,000		Formosa Plastics Corp.	426,898
21,000		High Tech Computer Corp.	295,092
25,150		MediaTek, Inc.	298,592
470,000		Mega Financial Holdings Co., Ltd.	214,893
455,000		Nan Ya Plastics Corp.	588,992
122,000		Quanta Computer, Inc.	196,044
170,560		Siliconware Precision Industries Co.	197,343
72,000		Taiwan Mobile Co., Ltd.	122,717
621,321		Taiwan Semiconductor Manufacturing Co., Ltd.	1,019,713
388,000		United Microelectronics Corp.	130,733

			6,806,025

Thailand: 0.3%
96,900		Advanced Info Service PCL	256,597
73,100		PTT Chemical PCL	111,342
41,000		Siam Cement PCL	186,020

			553,959

Turkey: 0.6%
18,048		Tupras Turkiye Petrol Rafine	219,005
139,400		Turk Telekomunikasyon AS	434,154

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value

Turkey: (continued)
58,489	Turkcell Iletisim Hizmet AS	$323,367

		976,526

United Kingdom: 11.6%
5,483	Admiral Group PLC	78,626
29,265	Antofagasta PLC	284,131
27,850	AstraZeneca PLC	1,227,974
63,084	Aviva PLC	355,186
65,406	BAE Systems PLC	365,490
503,613	BP PLC	3,979,452
37,034	British American Tobacco PLC	1,022,292
423,168	BT Group PLC	709,016
73,891	Cable & Wireless PLC	162,184
108,893	Centrica PLC	400,403
39,496	Diageo PLC	567,285
19,017	Drax Group PLC	137,657
103,684	GlaxoSmithKline PLC	1,831,401
311,565	HSBC Holdings PLC	2,595,700
42,485	International Power PLC	166,873
31,196	J Sainsbury PLC	161,104
158,551	Legal & General Group PLC	148,300
51,700	Man Group PLC	236,987
46,724	Marks & Spencer Group PLC	235,611
62,962	National Grid PLC	568,150
25,422	Pearson PLC	256,007
49,065	Prudential PLC	335,382
111,943	Royal & Sun Alliance Insurance Group	222,280
18,409	Scottish & Southern Energy PLC	346,351
12,390	Smiths Group PLC	143,362
60,283	Standard Life PLC	185,158
29,547	United Utilities Group PLC	242,288
1,268,952	Vodafone Group PLC	2,468,034

		19,432,684

United States: 22.8%
21,300	Alcoa, Inc.	220,029
15,100	Allstate Corp.	368,440
61,350	Altria Group, Inc.	1,005,527
8,850	Ameren Corp.	220,277
10,100	American Electric Power Co., Inc.	291,789
152,150	AT&T, Inc.	3,779,406
226,380	Bank of America Corp.	2,988,216
19,550	BB&T Corp.	429,709
47,200	Bristol-Myers Squibb Co.	958,632
12,600	Caterpillar, Inc.	416,304
25,700	CBS Corp. - Class B	177,844
14,200	CenterPoint Energy, Inc.	157,336
5,900	Comerica, Inc.	124,785
7,450	Consolidated Edison, Inc.	278,779
4,300	Constellation Energy Group, Inc.	114,294
3,400	Diamond Offshore Drilling	282,370
11,900	Dominion Resources, Inc.	397,698
31,850	Dow Chemical Co.	514,059
5,900	DTE Energy Co.	188,800
33,150	Duke Energy Corp.	483,659
3,600	Eaton Corp.	160,596
6,700	Edison International	210,782
25,250	EI Du Pont de Nemours & Co.	646,905
26,450	Eli Lilly & Co.	916,228
3,900	Embarq Corp.	164,034
11,200	Exelon Corp.	573,552
7,700	FirstEnergy Corp.	298,375
31,850	Frontier Communications Corp.	227,409

Shares			Value

United States: (continued)
407,750		General Electric Co.	$4,778,830
6,150		Genuine Parts Co.	206,394
9,700		Hartford Financial Services Group, Inc.	115,139
6,400		HJ Heinz Co.	228,480
3,150		Integrys Energy Group, Inc.	94,469
8,250		International Paper Co.	124,823
8,500		Kimberly-Clark Corp.	445,655
27,950		Kraft Foods, Inc.	708,253
9,900		Lincoln National Corp.	170,379
3,200		Lorillard, Inc.	216,864
3,500		M&T Bank Corp.	178,255
8,700		Marsh & McLennan Cos., Inc.	175,131
12,000		Masco Corp.	114,960
50,800		Merck & Co., Inc.	1,420,368
5,300		Microchip Technology, Inc.	119,515
13,950		New York Community Bancorp., Inc.	149,126
6,650		Pacific Gas & Electric Co.	255,626
8,450		Paychex, Inc.	212,940
7,200		Pepco Holdings, Inc.	96,768
200,200		Pfizer, Inc.	3,003,000
39,800		Philip Morris International, Inc.	1,736,076
7,200		Pitney Bowes, Inc.	157,896
5,000		PPG Industries, Inc.	219,500
7,000		Progress Energy, Inc.	264,810
64,400		Qwest Communications International, Inc.	267,260
51,950		Regions Financial Corp.	209,878
10,400		Reynolds American, Inc.	401,648
18,000		Sara Lee Corp.	175,680
17,850		Southern Co.	556,206
19,300		Southern Copper Corp.	394,492
16,000		Spectra Energy Corp.	270,720
13,150		SunTrust Bank	216,318
7,100		TECO Energy, Inc.	84,703
9,100		Textron, Inc.	87,906
51,400		US Bancorp.	921,088
67,000		Verizon Communications, Inc.	2,058,910
6,250		Weyerhaeuser Co.	190,188
31,650		Windstream Corp.	264,594
12,950		Xcel Energy, Inc.	238,410

			38,127,092

		Total Common Stock (Cost $ 194,504,957)	157,944,927

REAL ESTATE INVESTMENT TRUSTS: 2.1%
Canada: 0.1%
10,881		RioCan Real Estate Investment Trust	142,941

			142,941

France: 0.6%
2,067		Fonciere Des Regions	155,848
3,524		Gecina SA	218,637
1,341		ICADE	110,339
6,883		Klepierre	178,371
2,175	@	Unibail	325,194

			988,389

United Kingdom: 0.3%
18,900		British Land Co. PLC	119,010
25,570		Land Securities Group PLC	198,846
559,390		Segro PLC	223,694

			541,550

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value

United States: 1.1%
4,400	Boston Properties, Inc.	$209,880
12,700	Equity Residential	282,321
9,600	HCP, Inc.	203,424
4,400	Health Care Real Estate Investment Trust, Inc.	150,040
23,800	Kimco Realty Corp.	239,190
5,200	Plum Creek Timber Co., Inc.	154,856
20,900	Prologis	168,454
54	Simon Property Group, Inc.	2,777
5,700	Ventas, Inc.	170,202
6,072	Vornado Realty Trust	273,422

		1,854,566

	Total Real Estate Investment Trusts (Cost $ 4,468,508)	3,527,446

EXCHANGE-TRADED FUNDS: 3.3%
Developed Markets: 2.1%
75,313	iShares MSCI EAFE Index Fund	3,450,089

		3,450,089

Emerging Markets: 0.3%
18,367	iShares MSCI Emerging Markets Index Fund	591,968

		591,968

United States: 0.9%
32,806	iShares S&P 500 Value Index Fund	1,432,310

		1,432,310

	Total Exchange-Traded Funds (Cost $ 5,586,421)	5,474,367

RIGHTS: 0.0%
Italy: 0.0%
11,063	Unione di Banche Italiane SCPA	756

	Total Rights (Cost $—)	756

WARRANTS: 0.0%
Italy: 0.0%
15,815	Unione di Banche Italiane SCPA		1,220

	Total Warrants (Cost $—)		1,220

	Total Investments in Securities (Cost $ 204,559,886)*	99.9%	$166,948,716
	Other Assets and Liabilities - Net	0.1	230,919

	Net Assets	100.0%	$167,179,635

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Cost for federal income tax purposes is $208,800,030.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,122,826
Gross Unrealized Depreciation	(42,974,140)

Net Unrealized Depreciation	$(41,851,314)

Industry	Percentage of Net Assets
Aerospace/Defense	0.3%
Agriculture	2.9
Airlines	0.5
Apartments	0.2
Apparel	0.1
Auto Parts & Equipment	0.0
Banks	15.3
Beverages	0.5
Building Materials	0.7
Chemicals	3.1
Commercial Services	0.6
Computers	0.4
Cosmetics/Personal Care	0.1
Distribution/Wholesale	0.1
Diversified	1.0
Diversified Financial Services	1.4
Electric	10.0
Electrical Components & Equipment	0.5
Electronics	0.4
Engineering & Construction	1.2
Entertainment	0.2
Food	1.4
Forest Products & Paper	0.4
Gas	0.9
Hand/Machine Tools	0.1
Health Care	0.3
Holding Companies - Diversified	0.4
Household Products/Wares	0.3
Insurance	4.9
Investment Companies	0.1
Iron/Steel	1.6
Lodging	0.3
Machinery - Construction & Mining	0.2
Machinery - Diversified	0.2
Media	1.6
Metal Fabricate/Hardware	0.1
Mining	0.9
Miscellaneous Manufacturing	3.1
Office Property	0.2
Office/Business Equipment	0.1
Oil & Gas	11.8
Oil & Gas Services	0.1
Packaging & Containers	0.1
Pharmaceuticals	8.1
Pipelines	0.4
Regional Malls	0.0
Retail	1.7
Savings & Loans	0.1
Semiconductors	1.2
Shopping Centers	0.2
Telecommunications	15.3
Transportation	0.4
Warehouse/Industrial	0.1
Water	0.5
Other Long-Term Investments	3.3
Other Assets and Liabilities - Net	0.1

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)†	Significant Unobservable Inputs (Level 3)
Common Stock
Australia	$—	$8,016,293	$—
Austria	—	476,586	—
Belgium	—	557,749	—
Brazil	2,741,617	—	—
Canada	9,339,628	—	—
Chile	459,411	—	—
Czech Republic	—	1,039,601	—
Finland	—	1,295,814	—
France	—	13,636,886	—
Germany	—	8,783,336	—
Greece	—	578,102	—
Hong Kong	—	1,308,568	—
Hungary	—	104,468	—
Israel	—	533,118	—
Italy	—	7,293,102	—
Japan	—	1,552,040	—
Malaysia	—	1,375,074	—
Netherlands	—	6,047,433	—
New Zealand	—	186,225	—
Norway	—	1,655,447	—
Philippines	—	365,943	—
Poland	—	398,297	—
Portugal	—	792,697	—
Russia	435,305	245,023	—
Singapore	—	1,734,440	—
South Africa	—	2,620,244	—
South Korea	—	519,337	—
Spain	—	12,200,788	—
Sweden	—	1,946,349	—
Switzerland	—	3,809,720	—
Taiwan	—	6,806,025	—
Thailand	—	553,959	—
Turkey	—	976,526	—
United Kingdom	—	19,432,684	—
United States	38,127,092	—	—

Total Common Stock	51,103,053	106,841,874	—

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)†	Significant Unobservable Inputs (Level 3)
Real Estate Investment Trusts	$1,997,507	$1,529,939	$—
Exchange-Traded Funds	5,474,367	—	—
Rights	756	—	—
Warrants	—	1,220	—

Total	$58,575,683	$108,373,033	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

ING Hang Seng Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio and ING RussellTM Mid Cap Growth Index Portfolio

BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Section 15 of The Investment Company Act of 1940, as amended (the “1940 Act”) provides, in substance, that, each new investment advisory agreement and sub-advisory agreement for a mutual fund must be approved by the board of directors of the fund, including a majority of the directors who have no direct or indirect interest in the agreement and who are not “interested persons” of the fund. Consistent with this requirement of the 1940 Act, the board of directors (the “Board”) of ING Variable Portfolios, Inc. (the “Company”) has established a process for considering the advisory and sub-advisory arrangements for any new series of the Company prior to the commencement of its operations.

Overview of the Review Process

At meetings held on February 6, 2009 and March 19, 2009, the Board of the Company, including all of the independent directors who are not “interested persons” of the Company (the “Independent Directors”), authorized the establishment of the following new mutual funds to operate within the ING complex of mutual funds (the “ING Funds”): ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, ING RussellTM Mid Cap Growth Index Portfolio and ING Hang Seng Index Portfolio (the “New Funds”). In connection with the establishment of the New Funds, the Board, including all of the Independent Directors, also voted to approve (i) investment advisory agreements (the “Advisory Agreements”) for each New Fund with ING Investments, LLC (the “Adviser”) and (ii) a sub-advisory agreement (the “IIM Agreement”) between the Adviser and ING Investment Management Co. (“IIM”) with respect to each New Fund (IIM being referred to as the “Sub-Adviser” and the IIM Agreements being referred to as the “Sub-Advisory Agreements”). Prior to voting such approvals, the Board received the affirmative recommendation of the Contracts Committee of the Board, which is a Committee of the Board comprised of all of the Independent Directors and exclusively of the Independent Directors.

The Contracts Committee recommended approval of the Advisory and Sub-Advisory Agreements after completing an extensive review of information received from the Adviser and the Sub-Adviser in connection with the establishment of the New Funds and as part of the annual contract approval process for other ING Funds advised and sub-advised by the Adviser and IIM, respectively. Such information included the following: (1) comparative data regarding management fees, including data regarding the fees charged by the Adviser and the Sub-Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the New Funds; (2) comparative data regarding the proposed expense ratio of each New Fund and the expense ratio of a selected peer group of similar funds (the “Selected Peer Group”); (3) copies of each form of advisory agreement and sub-advisory agreement; (4) copies of the codes of ethics of the Adviser and of the Sub-Adviser, together with information relating to the manner in which each code is administered; (5) financial statements of the Adviser and of the Sub-Adviser; (6) profitability analyses for the Adviser and its affiliated companies with respect to each New Fund; (7) descriptions of the qualifications of the investment personnel expected to be responsible for managing each New Fund and their responsibilities with respect to managing other accounts or mutual funds; (8) descriptions of the services expected to be provided to the New Funds, including the investment strategies and techniques used by the Sub-Adviser in managing the New Funds; (9) data relating to brokerage practices, including practices with respect to the acquisition of research through “soft dollar” benefits received in connection with the New Funds’ brokerage; (10) descriptions of the business continuity and disaster recovery plans of the Adviser and the Sub-Adviser; (11) descriptions of various compliance programs of the Adviser and the Sub-Adviser, including the Adviser’s programs for monitoring and enforcing compliance with the ING Funds’ policies with respect to market-timing, late trading and selective portfolio disclosure; and (12) other information relevant to an evaluation of the nature, extent and quality of the services expected to be provided by the Adviser and the Sub-Adviser in response to a series of detailed questions presented by Goodwin Procter LLP, independent legal counsel (“Counsel”) on behalf of the Independent Directors. The Contracts Committee relied upon this information in evaluating the qualifications of the Adviser and the Sub-Adviser to manage the New Funds.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

In addition, the Contracts Committee considered information relating specifically to the investment objectives and investment policies of each New Fund and the ability of the Adviser and Sub-Adviser to pursue the New Fund’s investment objective by implementing these investment policies. For each New Fund, the Board considered, among other things, the Sub-Adviser’s experience with the management of other index-based mutual funds and similar products, the unique characteristics of the index that each New Fund is proposed to track and whether the Sub-Adviser proposes to use a replication or optimization strategy to manage the New Funds. Prior to voting to recommend approval of the Advisory and Sub-Advisory Agreements for each New Fund, the Contracts Committee and/or the Board received presentations from the Adviser and the Sub-Adviser regarding the investment strategies to be used in pursuing the New Fund’s investment objective.

The Independent Directors were assisted by Counsel throughout this process. The Independent Directors relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory and Sub-Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Independent Directors were based on a comprehensive evaluation of all of the information provided and was not the result of any one factor. Moreover, each Independent Director may have afforded different weight to the various factors in reaching his or her conclusions with respect to each Advisory and Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory and Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services that will be provided to the New Funds by the Adviser and the Sub-Adviser. Specifically, the Board considered the quantity and quality of the resources available to provide such services and the qualifications of the individuals that will be responsible for performing various investment services for the New Funds. The Board also considered the quality of the compliance programs of the Adviser and of the Sub-Adviser, including the manner in which the Adviser and the Sub-Adviser will monitor for compliance with the investment policies and restrictions of the New Funds, the Codes of Ethics of the Adviser and the Sub-Adviser with respect to personal trading by employees with access to portfolio information, and other compliance related matters. The Board also considered the actions taken by the Adviser and the Sub-Adviser to establish and maintain effective disaster recovery and business continuity plans.

The Board noted that, in connection with its annual contract review process, it had considered a variety of other matters bearing on the nature, extent and quality of the services provided to all of the ING Funds, including the actions taken by the Adviser and its affiliated companies to administer the ING Funds’ policies and procedures for voting proxies, valuing the Funds’ assets, selective disclosure of portfolio holdings and preventing late-trading and frequent trading of Fund shares. With respect to these and related compliance matters, the Board had also considered the responsiveness of the Adviser and its affiliated companies over the course of the past several years to the inquiries of various regulatory authorities, including the U.S. Securities and Exchange Commission. The Board also took into account the efforts of the Adviser and its affiliated companies to reduce the expenses of the ING Funds, including fees and expenses for transfer agency, custody and audit services. The Board specifically noted that the Adviser and its affiliated companies have significantly reduced the brokerage costs of the ING Funds and their portfolio turnover rates, as well as the quantity of research acquired through the use of soft dollars from the ING Funds’ brokerage. The Board also noted the efforts of the Adviser to optimize the number of ING Funds and to standardize the asset management characteristics and policies across the ING mutual fund platform. Consideration was also given to the benefits that shareholders of the New Funds may realize because the New Funds are part of a larger ING family of mutual funds, including, in most cases, the ability of shareholders to exchange or transfer investments within the same class of shares among a wide variety of mutual funds without incurring additional sales charges.

The Board concluded that the nature, extent and quality of advisory and related services to be provided by the Adviser and the Sub-Adviser for each New Fund, taken as a whole, can be expected to be consistent with the terms of the respective Advisory and Sub-Advisory Agreements and that the fees to be paid for such service are fair and reasonable.

The Board noted that the New Funds have no prior performance record. Based on this information, the

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Board concluded that the Sub-Adviser can be expected to achieve satisfactory performance in managing the portfolios of the New Funds.

Management Fees, Sub-Advisory Fees and Expenses

Consideration was given to the proposed contractual investment advisory fee rates, inclusive of administrative fee rates, payable by the New Funds to the Adviser and its affiliated companies (referred to collectively as “management fees”) and the contractual sub-advisory fee rates payable by the Adviser to the Sub-Adviser for sub-advisory services. As part of its review, the Board considered each New Fund’s proposed management fee and total expense ratio, as compared to its proposed Selected Peer Group. In addition, the Directors received information regarding the fees charged by the Sub-Adviser to similarly-managed institutional accounts and other mutual funds, if any, and the comparability (or lack thereof) of the services provided by the Sub-Adviser in managing such accounts and other mutual funds to the services to be provided in managing the New Funds. The Board evaluated the reasonableness of the total fees received by the Adviser and its affiliate in the aggregate under the Advisory and Sub-Advisory Agreements. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board concluded with respect to each New Fund that the management fee to be charged to each New Fund for advisory, sub-advisory and related services is fair and reasonable and that the total expense ratio of each New Fund is reasonable.

Profitability

The Board considered information relating to the revenues, expenses, and profits expected to be realized by the Adviser and its affiliated companies attributable to performing advisory, sub-advisory and administrative services for the Funds. With respect to the Adviser and its affiliated companies, such information was prepared in accordance with a methodology approved by the Contracts Committee. The Board considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each New Fund both with and without the profitability of the distributor of the New Funds and both before and after giving effect to any expenses expected to be incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties, including affiliated insurance companies, for distribution and administrative services. The Board considered the total profits derived by the Adviser and its affiliate in the aggregate attributable to managing and operating each New Fund. The Board also considered other direct or indirect benefits that the Adviser and the Sub-Adviser, and any affiliated companies thereof, will derive from their relationships with the New Funds, including the receipt by ING U.S. Financial Services, an affiliate of the Adviser, of fees relating to the offering of bundled financial products, such as annuity contracts, and the receipt by the Sub-Adviser of “soft dollar” benefits from the New Funds’ brokerage. The Board concluded that, in light of the nature, extent and quality of the services provided, the profits expected to be realized by the Adviser and its affiliated companies, taken as a whole, with respect to providing advisory, sub-advisory and administrative services for each New Fund are reasonable.

In considering the reasonableness of the management fee of each New Fund, the Board considered the extent to which economies of scale can be expected to be realized by the New Fund’s Adviser and its affiliated companies, on the one hand, and by the New Fund, on the other hand, as the assets of the New Fund increase. The Board recognized the inherent difficulties in measuring precisely the impact of any economies of scale being realized by the Adviser and its affiliated companies with respect to their management of any one or more New Funds. The Board also reviewed information regarding the projected expense ratio of each New Fund in light of projected changes in the assets of the New Fund, noting that, as the assets of a New Fund increase, the fixed expenses of the New Fund, as a percentage of the total assets of the New Fund, can be expected to decrease. The Board considered such expense information in light of projections provided by the Adviser with respect to the future growth of assets of the New Funds. Based upon the foregoing, the Board concluded that the fee schedules for each New Fund can be expected to result in an equitable sharing among the New Fund, the Adviser and the Sub-Adviser of the benefits from economies of scale as assets grow.

BOARD CONSIDERATIONS IN APPROVING THE SUB-ADVISORY AGREEMENT FOR THE ING U.S. BOND INDEX PORTFOLIO

Section 15 of The Investment Company Act of 1940, as amended (the “1940 Act”) provides, in substance, that, each new investment advisory agreement and

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

sub-advisory agreement for a mutual fund must be approved by the board of directors of the fund, including a majority of the directors who have no direct or indirect interest in the agreement and who are not “interested persons” of the fund. Consistent with this requirement of the 1940 Act, the board of directors (the “Board”) of ING Variable Portfolios, Inc. (the “Company”) has established a process for considering the advisory and sub-advisory arrangements for any series of the Company.

Overview of the Review Process

On February 6, 2009, the Board of the Company, including all of the directors who are not “interested persons” of the Company (the “Independent Directors”), voted to approve a new sub-advisory agreement (the “Sub-Advisory Agreement”) between ING Investments, LLC (the “Adviser”) and Lehman Brothers Asset Management, LLC (“LBAM” or “Sub-Adviser”) with respect to the ING U.S. Bond Index Portfolio (the “Portfolio”) as a result of the expected termination of the current sub-advisory agreement in connection with the proposed acquisition of LBAM (the “Proposed Transaction”) by a new entity (“Newco”) to be formed by certain members of senior management of the Investment Management Division (“IMD”) of Lehman Brothers Holdings Inc. (“LBHI”). In considering the Sub-Advisory Agreement, the Board noted that following the Proposed Transaction LBAM will continue to serve as sub-adviser to the Portfolio. The Board further noted that LBAM has provided assurances to the Board that following the Proposed Transaction the Portfolio will receive the same level of services as are currently provided by LBAM. Additionally, the Board noted the following: (1) that the investment management processes and techniques to be used by LBAM in pursuing the Portfolio’s investment objective will be identical to those currently in place, (2) that the professional personnel, including the portfolio managers, involved in managing the Portfolio will be identical to those persons currently involved in the management of the Portfolio, (3) that the sub-advisory fee rates payable by the Adviser to LBAM will remain the same, and (4) that no material changes to LBAM’s compliance program are expected in connection with the Proposed Transaction.

In determining whether to approve the Sub-Advisory Agreement, the Board considered: a presentation from LBAM regarding the Proposed Transaction (the “Presentation”) and LBAM’s written response (the “Response”) to a series of detailed questions presented by Goodwin Procter LLP, independent legal counsel on behalf of the Independent Directors (“Counsel”). The Presentation and Response included, among other things, the following: (1) information from LBAM regarding the expected ownership structure of Newco (and thus of LBAM), (2) assurances from LBAM that the Proposed Transaction will not impact the Portfolio or the sub-advisory services currently provided to the Portfolio, (3) comparative data regarding the fees charged by LBAM for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; (4) a copy of the form of sub-advisory agreement; (5) a pro forma balance sheet of the Sub-Adviser immediately following the Proposed Transaction; (6) assurances from LBAM that the professional personnel to be responsible for managing the Portfolio will be identical to the professional personnel currently responsible for managing the Portfolio; (7) a description of LBAM’s current business continuity and disaster recovery plan and assurances that such plan is expected to remain in place; (8) a copy of the current code of ethics of the Sub-Adviser, together with assurances that if material changes were made to such code of ethics, the Sub-Adviser would notify the Adviser and the Board and would provide a copy of such revised code; and (9) a description of LBAM’s compliance program and assurances that no material changes are currently expected to be made to such compliance program.

The Independent Directors were assisted by Counsel, throughout this process. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Directors were based on a comprehensive evaluation of all of the information provided and was not the result of any one factor. Moreover, each Independent Director may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Sub-Advisory Agreement.

The Board’s consideration of whether to approve the Sub-Advisory Agreement took into account several factors including, but not limited to, the following:

THE NATURE, EXTENT AND QUALITY OF THE SUB-ADVISORY SERVICES TO BE PROVIDED. The Board considered that the sub-advisory services to be provided under the Sub-Advisory Agreement will be identical to the sub-advisory services currently rendered to the

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Portfolio. The Board also considered that LBAM’s compliance program, including the manner in which LBAM will monitor for compliance with the investment policies and restrictions of the Portfolio and the Code of Ethics of the Sub-Adviser with respect to personal trading by employees with access to portfolio information, is not expected to undergo any material changes as a result of the Proposed Transaction. The Board also considered that LBAM’s business continuity plan and disaster recovery plan is expected to remain in place following the Proposed Transaction. The Board concluded that the nature, extent and quality of sub-advisory services to be provided by LBAM for the Portfolio, taken as a whole, can be expected to be consistent with the terms of the Sub-Advisory Agreement and that the fees to be paid for such services are fair and reasonable.

THE INVESTMENT PERFORMANCE. The Board considered the investment performance achieved by LBAM in managing the Portfolio and in managing similar funds. Based on this information, the Board concluded that LBAM can be expected to achieve satisfactory performance in managing the assets of the Portfolio.

THE COST OF SUB-ADVISORY SERVICES PROVIDED. Consideration was given to the proposed contractual sub-advisory fee rates payable by the Adviser to LBAM for sub-advisory services which rates are identical to the fee rates currently in place with respect to the Portfolio. As part of its review, the Board received information regarding the fees charged by LBAM to similarly-managed institutional accounts and other mutual funds, if any, and the comparability (or lack thereof) of the services provided by LBAM in managing such accounts and other mutual funds to the services provided in managing the Portfolio. Further, the Board received assurances from LBAM and the Adviser that there would be no change to the existing fee structure of the Portfolio as a result of the Proposed Transaction. The Board evaluated the reasonableness of the total fees to be received by LBAM under the Sub-Advisory Agreement. After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by LBAM, the Board concluded that the fees to be charged to the Portfolio for sub-advisory services are fair and reasonable.

PROFITABILITY AND ECONOMIES OF SCALE. The Board did not consider the profitability of LBAM, an unaffiliated sub-adviser, to be a material factor because the Board believes that the Adviser negotiates sub-advisory fees with unaffiliated sub-advisers on an arm’s-length basis. In considering the reasonableness of the sub-advisory fee rates payable by the Adviser to LBAM for sub-advisory services, the Board noted that the sub-advisory fee schedule for the Portfolio includes breakpoints such that, as the assets of the Portfolio increase, the Portfolio’s sub-advisory fee will decrease as a percentage of the Portfolio’s total assets.

OTHER CONSIDERATIONS. In approving the Sub-Advisory Agreement, the Board considered such other factors as it deemed appropriate, including its receipt of assurances from LBAM that any future modifications to the ownership structure of Newco (and thus of LBAM) would be immaterial and thus would not result in any further change of control of LBAM.

Based on these conclusions and other factors, the Board voted to approve the Sub-Advisory Agreement.

BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS FOR THE ING RUSSELL GLOBAL LARGE CAP INDEX 75% PORTFOLIO

Section 15 of The Investment Company Act of 1940, as amended (the “1940 Act”) provides, in substance, that, each new investment advisory agreement and sub-advisory agreement for a mutual fund must be approved by the board of directors of the fund, including a majority of the directors who have no direct or indirect interest in the agreement and who are not “interested persons” of the fund. Consistent with this requirement of the 1940 Act, the board of directors (the “Board”) of ING Variable Portfolios, Inc. (the “Company”) has established a process for considering the advisory and sub-advisory arrangements for any new series of the Company prior to the commencement of its operations.

Overview of the Review Process

At meetings held on March 13, 2008 and June 4, 2008, the Board of the Company, including all of the independent directors who are not “interested persons” of the Company (the “Independent Directors”), authorized the establishment of the ING Russell Global Large Cap Index 75% Portfolio (the “Russell Portfolio”), as a portfolio series of the Company, to operate within the ING complex of mutual funds (the “ING Funds”).

At the meeting held June 4, 2008, in connection with the establishment of the Russell Portfolio, the Board,

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

including all of the Independent Directors, voted to approve (i) an investment advisory agreement (the “Advisory Agreement”) for the Russell Portfolio with ING Investments, LLC (the “Adviser”), (ii) a sub-advisory agreement (the “Sub-Advisory Agreement” and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and ING Investment Management Co. (“IIM” or “Sub-Adviser”) with respect to the Russell Portfolio. Prior to voting such approvals, the Board received the affirmative recommendation of the Contracts Committee of the Board, which is a Committee of the Board comprised of all of the Independent Directors and exclusively of the Independent Directors.

The Contracts Committee recommended approval of each of the Agreements after completing an extensive review of information received from the Adviser and the Sub-Adviser in connection with the establishment of the Russell Portfolio and as part of the annual contract approval process for other ING Funds advised and sub-advised by the Adviser and the Sub-Adviser, respectively. Such information included the following: (1) comparative data regarding management fees, including data regarding the fees charged by the Adviser and the Sub-Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Russell Portfolio; (2) comparative data regarding the proposed expense ratio of the Russell Portfolio and the expense ratio of a selected peer group of similar funds (the “Selected Peer Group”); (3) copies of the form of advisory agreement and the form of sub-advisory agreement; (4) copies of the codes of ethics of the Adviser and of the Sub-Adviser, together with information relating to the manner in which each code is administered; (5) financial statements of the Adviser and of the Sub-Adviser; (6) profitability analyses for the Adviser and its affiliated companies with respect to the Russell Portfolio; (7) descriptions of the qualifications of the investment personnel expected to be responsible for managing the Russell Portfolio and their responsibilities with respect to managing other accounts or mutual funds; (8) descriptions of the services expected to be provided to the Russell Portfolio, including the investment strategies and techniques used by the Sub-Adviser in managing the Russell Portfolio; (9) data relating to brokerage practices, including practices with respect to the acquisition of research through “soft dollar” benefits received in connection with the Russell Portfolio’s brokerage; (10) descriptions of the business continuity and disaster recovery plans of the Adviser and the Sub-Adviser; (11) descriptions of various compliance programs of the Adviser and the Sub-Adviser, including the Adviser’s programs for monitoring and enforcing compliance with the ING Funds’ policies with respect to market-timing, late trading and selective portfolio disclosure; and (12) other information relevant to an evaluation of the nature, extent and quality of the services expected to be provided by the Adviser and the Sub-Adviser in response to a series of detailed questions presented by independent legal counsel on behalf of the Independent Directors. The Contracts Committee relied upon this information in evaluating the qualifications of the Adviser and Sub-Adviser to manage the Russell Portfolio.

In addition, the Contracts Committee considered information relating specifically to the investment objective and investment policies of the Russell Portfolio and the ability of the Adviser and Sub-Adviser to pursue the Russell Portfolio’s investment objective by implementing these investment policies. Prior to voting to recommend approval of the Advisory Agreement and the Sub-Advisory Agreement for the Russell Portfolio, the Contracts Committee and/or the Board received presentations from the Adviser and the Sub-Adviser regarding the investment strategies to be used in pursuing the Russell Portfolio’s investment objective.

The Independent Directors were assisted by Goodwin Procter LLP, their independent legal counsel, throughout this process. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Directors were based on a comprehensive evaluation of all of the information provided and was not the result of any one factor. Moreover, each Independent Director may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement and the Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement and the Sub-Advisory Agreement, the Board evaluated the nature, extent and quality of services that will be provided to the Russell Portfolio by the Adviser and the Sub-Adviser. Specifically, the Board considered the quantity and quality of the resources

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

available to provide such services and the qualifications of the individuals that will be responsible for performing various investment services for the Russell Portfolio. The Board also considered the quality of the compliance programs of the Adviser and of the Sub-Adviser, including the manner in which the Adviser and the Sub-Adviser will monitor for compliance with the investment policies and restrictions of the Russell Portfolio, the Codes of Ethics of the Adviser and of the Sub-Adviser with respect to personal trading by employees with access to portfolio information, and other compliance related matters. The Board also considered the actions taken by the Adviser and the Sub-Adviser to establish and maintain effective disaster recovery and business continuity plans.

The Board noted that, in connection with its annual contract review process, it had considered a variety of other matters bearing on the nature, extent and quality of the services provided to all of the ING Funds, including the actions taken by the Adviser and its affiliated companies to administer the ING Funds’ policies and procedures for valuing the Funds’ assets, selective disclosure of portfolio holdings and preventing late-trading and frequent trading of Fund shares. With respect to these and related compliance matters, the Board had also considered the responsiveness of the Adviser and its affiliated companies over the course of the past several years to the inquiries of various regulatory authorities, including the U.S. Securities and Exchange Commission. The Board also took into account the efforts of the Adviser and its affiliated companies to reduce the expenses of the ING Funds, including fees and expenses for transfer agency, custody and audit services. The Board specifically noted that the Adviser and its affiliated companies have significantly reduced the brokerage costs of the ING Funds and their portfolio turnover rates, as well as the quantity of research acquired through the use of soft dollars from the ING Funds’ brokerage. The Board also noted the efforts of the Adviser to optimize the number of mutual funds in the ING complex of funds and to standardize the asset management characteristics and policies across the ING mutual fund platform. Consideration was also given to the benefits that shareholders of the Russell Portfolio may realize because the Russell Portfolio is part of a larger ING family of mutual funds, including, in most cases, the ability of shareholders to exchange or transfer investments within the same class of shares among a wide variety of mutual funds without incurring additional sales charges.

The Board concluded that the nature, extent and quality of advisory and related services to be provided by the Adviser and the Sub-Adviser for the Russell Portfolio, taken as a whole, can be expected to be consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement and that the fees to be paid for such services are fair and reasonable.

The Board noted that the Russell Portfolio has no prior performance record. The Board considered the performance achieved by the Sub-Adviser in operating a “model portfolio” using substantially the same investment strategies as the Sub-Adviser will use in managing the Russell Portfolio. Based on this information, the Board concluded that the Sub-Adviser can be expected to achieve satisfactory performance in managing the portfolio of the Russell Portfolio.

Management Fee, Sub-Advisory Fee and Expenses

Consideration was given to the proposed contractual investment advisory fee rates, inclusive of administrative fee rates, payable by the Russell Portfolio to the Adviser and its affiliated companies (referred to collectively as “management fees”) and the contractual sub-advisory fee rates payable by the Adviser to the Sub-Adviser for sub-advisory services. As part of its review, the Board considered the Russell Portfolio’s proposed management fee and total expense ratio, as compared to its proposed Selected Peer Group. In addition, the Directors received information regarding the fees charged by the Sub-Adviser to similarly-managed institutional accounts and other mutual funds, if any, and the comparability (or lack thereof) of the services provided by the Sub-Adviser in managing such accounts and other mutual funds to the services to be provided in managing the Russell Portfolio. The Board evaluated the reasonableness of the total fees to be received by the Adviser and its affiliate in the aggregate under the Advisory Agreement and Sub-Advisory Agreement. After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board concluded that the management fee to be charged to the Russell Portfolio for advisory, sub-advisory and related services is fair and reasonable and that the total expense ratio of the Russell Portfolio is reasonable.

Profitability

The Board considered information relating to the revenues, expenses, and profits expected to be realized

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

by the Adviser and its affiliated companies attributable to performing advisory, sub-advisory and administrative services for the Funds. With respect to the Adviser and its affiliated companies, such information was prepared in accordance with a methodology approved by the Contracts Committee. The Board considered the expected profitability of the Adviser and its affiliated companies attributable to managing and operating the Russell Portfolio both with and without the profitability of the distributor of the Russell Portfolio and both before and after giving effect to any expenses expected to be incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties, including affiliated insurance companies, for distribution and administrative services. The Board considered the total profits to be derived by the Adviser and the affiliated Sub-Adviser in the aggregate attributable to managing and operating the Russell Portfolio. The Board also considered other direct or indirect benefits that the Adviser and Sub-Adviser, and any affiliated companies thereof, will derive from their relationships with the Russell Portfolio, including the receipt by ING U.S. Financial Services, an affiliate of the Adviser, of fees relating to the offering of bundled financial products, such as annuity contracts, and the receipt by the Sub-Adviser of “soft dollar” benefits from the Russell Portfolio’s brokerage. The Board concluded that, in light of the nature, extent and quality of the services to be provided, the profits expected to be realized by the Adviser and its affiliated companies, taken as a whole, with respect to providing advisory, sub-advisory and administrative services for the Russell Portfolio are reasonable.

In considering the reasonableness of the management fee of the Russell Portfolio, the Board considered the extent to which economies of scale can be expected to be realized by the Russell Portfolio’s Adviser and its affiliated companies, on the one hand, and by the Russell Portfolio, on the other hand, as the assets of the Russell Portfolio increase. The Board recognized the inherent difficulties in measuring precisely the impact of any economies of scale being realized by the Adviser and its affiliated companies with respect to their management of any one or more other new funds, along with the Russell Portfolio. The Board also reviewed information regarding the projected expense ratio of the Russell Portfolio in light of projected changes in the assets of the Russell Portfolio, noting that, as the assets of the Russell Portfolio increase, the fixed expenses of the Russell Portfolio, as a percentage of the total assets of the Russell Portfolio, can be expected to decrease. The Board considered such expense information in light of projections provided by the Adviser with respect to the future growth of assets of the Russell Portfolio. Based upon the foregoing, the Board concluded that the fee schedule for the Russell Portfolio can be expected to result in an equitable sharing among the Russell Portfolio, the Adviser and the Sub-Adviser of the benefits from economies of scale as assets grow.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AVIPALL	(0609-082809)

Semi-Annual Report

June 30, 2009

Class S

ING Variable Portfolios, Inc.

■	ING Global Equity Option Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

June 30, 2009

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0% - 0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.

In housing, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond - 2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2009

in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)   The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parenthesis denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**
ING Global Equity Option Portfolio
Class S	$1,000.00	$1,062.10	0.50%	$2.56	$1,000.00	$1,022.32	0.50%	$2.51

*	The annualized expense ratio does not include expenses of Underlying Funds.
**	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

ASSETS:
Investments in affiliated underlying funds*	$10,114,294
Cash	261,870
Receivables:
Investments in affiliated underlying funds sold	130,013
Dividends and interest	12
Prepaid expenses	3,099
Reimbursement due from manager	6,392

Total assets	10,515,680

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	113,741
Payable for fund shares redeemed	4,034
Payable to affiliates	3,779
Payable for directors fees	534
Other accrued expenses and liabilities	14,707
Written options^	126,703

Total liabilities	263,498

NET ASSETS	$10,252,182

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$10,732,141
Accumulated net investment loss	(7,081)
Accumulated net realized loss on investments and written options	(811,056)
Net unrealized appreciation on investments and written options	338,178

NET ASSETS	$10,252,182

* Cost of investments in affiliated underlying funds	$9,779,426
^ Premiums received on written options	$130,013

Class S:
Net assets	$10,252,182
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	1,270,263
Net asset value and redemption price per share	$8.07

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$14,018
Interest	65

Total investment income	14,083

EXPENSES:
Investment management fees	4,228
Distribution and service fees	10,569
Transfer agent fees	67
Administrative service fees	4,228
Shareholder reporting expense	3,322
Professional fees	16,458
Custody and accounting expense	1,150
Directors fees	860
Offering expense	6,943
Miscellaneous expense	2,447

Total expenses	50,272
Net waived and reimbursed fees	(29,108)

Net expenses	21,164

Net investment loss	(7,081)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS AND WRITTEN OPTIONS:
Net realized loss on:
Sale of affiliated underlying funds	(428,095)
Written options	(375,251)

Net realized loss on affiliated underlying funds and written options	(803,346)

Net change in unrealized appreciation or depreciation on:
Affiliated underlying funds	1,605,902
Written options	(32,722)

Net change in unrealized appreciation or depreciation on affiliated underlying funds and written options	1,573,180

Net realized and unrealized gain on affiliated underlying funds and written options	769,834

Increase in net assets resulting from operations	$762,753

See Accompanying Notes to Financial Statements

6

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended June 30, 2009	September 17, 2008(1) to December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$(7,081)	$67,790
Net realized gain (loss) on affiliated underlying funds and written options	(803,346)	223,055
Net change in unrealized appreciation or depreciation on affiliated underlying funds and written options	1,573,180	(1,235,002)

Increase (decrease) in net assets resulting from operations	762,753	(944,157)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(71,893)
Net realized gains	(229,697)	—

Total distributions	(229,697)	(71,893)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,871,652	6,959,779
Reinvestment of distributions	89,947	69,693

	3,961,599	7,029,472
Cost of shares redeemed	(179,875)	(76,020)

Net increase in net assets resulting from capital share transactions	3,781,724	6,953,452

Net increase in net assets	4,314,780	5,937,402

NET ASSETS:
Beginning of period	5,937,402	—

End of period	$10,252,182	$5,937,402

Accumulated net investment loss at end of period	$(7,081)	$—

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Global Equity Option Portfolio
Class S
06-30-09	7.79	(0.01)		0.48	0.47	—	0.19	—	0.19	8.07	6.21	1.19	0.50	0.50	(0.17)	10,252	13
09-17-08(5) - 12-31-08	10.00	0.12	•	(2.24)	(2.12)	0.09	—	—	0.09	7.79	(21.15)	1.25	0.50	0.50	5.09	5,937	1

(1)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Portfolios, Inc. (the “Company” or the “Registrant”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Registrant is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The Portfolio included in this report is ING Global Equity Option Portfolio (“Global Equity Option” or the “Portfolio”) which is a diversified series of the Company.

The Portfolio offers Class S shares.

Shares of the Portfolio may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to qualified pension and retirement plans outside the variable contract and to certain investment advisers and their affiliates.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf. ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the sub-adviser to the Portfolio. ING Funds Distributor, LLC (“IFD” or the “Distributor”) is the principal underwriter of the Portfolio. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.

The Portfolio seeks long-term growth of capital by investing in other ING Funds (“Underlying Funds”) and uses an asset allocation strategy to determine how much to invest in the Underlying Funds. The Underlying Funds, in turn, invest in equity securities located in a number of different countries, one of which is the United States.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of the Portfolio’s investments in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in the those securities. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of the Investments.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

(continued)

Notes to Financial Statements and Portfolio of Investments.

The Portfolio classifies its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Risk Exposures and the use of Derivative Instruments. The Portfolio’s investment objectives permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade,

higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. The Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

C.	Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

D.	Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio distributes dividends and capital gains, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.	Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax position taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Options Contracts. The Portfolio may purchase put and call options and may write (sell) put options and covered call options. The Portfolio may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to generate gains from options premiums. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolio will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sale of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Portfolio has written call options on various indices to decrease exposure to equity risk. A written call option becomes more valuable as the

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price of the underlying financial instrument depreciates relative to the strike price.

The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the underlying financial instrument increases and the option is exercised. Additional associated risks to the Portfolio include counterparty credit risk for over-the-counter options and liquidity risk.

The Portfolio invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total number of open option contracts as presented following the Portfolio of Investments is indicative of the volume of this derivative type.

H.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolio were expensed as incurred. Costs incurred with the offering of shares of the Portfolio are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

I.	Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolio entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, in an amount equal to 0.10% of the Portfolio’s average daily net assets.

The Investment Adviser entered into a sub-advisory agreement with ING IM. ING IM acts as sub-adviser to the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolio’s operations and is responsible for the supervision of other service providers. The Administrator receives compensation in the amount equal to 0.10% of the Portfolio’s average daily net assets.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of the Underlying Funds were $4,109,099 and $1,063,923, respectively.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolio have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by the Portfolio for expenses incurred in the distribution of the Portfolio’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolio pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2009, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
$840	$840	$2,099	$3,779

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

At June 30, 2009, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the Portfolio:

ING USA Annuity and Life Insurance Company — 99.90%.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolio.

The Registrant has adopted a Deferred Compensation Plan (the “Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the level listed below:

Class S(1)
0.50%

(1)

The operating expense limit applies only at the Portfolio level and does not limit fees payable by the underlying investment companies in which the Portfolio invests. The amount of the fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio. Outstanding reimbursement balances due to the Portfolio, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statement of Assets and Liabilities.

As of June 30, 2009, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

June 30,			Total
2010	2011	2012
$—	$—	$39,164	$39,164

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — WRITTEN OPTIONS

Transactions in written options for the period ended June 30, 2009 were as follows:

	Number of Contracts	Premium
Balance at 12/31/08	24,011	$135,450
Options Written	308,078	1,068,268
Options Terminated in Closing Purchase Transactions	(165,398)	(666,492)
Options Expired	(119,547)	(407,213)

Balance at 06/30/09	47,144	$130,013

NOTE 9  — LINE OF CREDIT

The Portfolios included in this report, in addition to certain other Portfolios’ managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios to which a loan is made. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. For the six months ended June 30, 2009, the Portfolio did not have any loans outstanding under the line of credit.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Global Equity Option
Class S
06-30-09	519,951	12,241	(24,373)	507,819	3,871,652	89,947	(179,875)	3,781,724
09-17-08(1)-12-31-08	763,230	8,948	(9,734)	762,444	6,959,779	69,693	(76,020)	6,953,452

(1)	Commencement of operations.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Portfolio paid an ordinary income dividend of $71,893 for the period ended December 31, 2008 and a short-term capital gain distribution of $229,697 for the six months ended June 30, 2009.

The tax-basis components of distributable earnings as of December 31, 2008 were:

Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$229,628	$(1,242,643)

The Portfolio’s major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2009, no provisions for income tax would be required in the Portfolio’s financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

The Portfolio is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Investment by Funds-of-Funds. Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the Fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Asset Allocation. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, the Investment Adviser’s allocation of the Portfolio’s assets may not anticipate market trends successfully. Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Portfolio may allocate assets to an asset

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

class or market that underperforms other Underlying Funds. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13— SUBSEQUENT EVENTS

On July 21, 2009, the Board approved a proposal to liquidate the Portfolio. The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place during the fourth quarter of 2009.

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 27, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

15

GLOBAL EQUITY OPTION PORTFOLIO	PORTFOLIO ASSET ALLOCATION AS OF JUNE 30, 2009 (UNAUDITED)

The following table illustrates the asset allocation of the Underlying Funds as of June 30, 2009 (as a percent of net assets).

Asset Allocation

as of June 30, 2009

(as a percent of net assets)

Underlying Affiliated Funds
ING Growth and Income Portfolio — Class I	49.6%
ING International Growth Opportunities Portfolio — Class I	15.2%
ING International Value Portfolio — Class I	24.0%
ING MidCap Opportunities Portfolio — Class I	5.0%
ING Small Company Portfolio — Class I	4.9%
Other assets and liabilities — Net	1.3%

100.0%

Portfolio holdings are subject to change.

16

ING GLOBAL EQUITY OPTION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 98.7%
312,930	ING Growth and Income Portfolio - Class I		$5,081,983
366,464	ING International Growth Opportunities Portfolio - Class I		1,557,473
334,176	ING International Value Portfolio - Class I		2,462,874
71,562	ING MidCap Opportunities Portfolio - Class I		508,089
42,130	ING Small Company Portfolio - Class I		503,875

	Total Investments in Affiliated Investment Companies (Cost $9,779,426)*	98.7%	$10,114,294
	Other Assets and Liabilities - Net	1.3	137,888

	Net Assets	100.0%	$10,252,182

*	Cost for federal income tax purposes is $10,166,989.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$359,540
Gross Unrealized Depreciation	(412,235)

Net Unrealized Depreciation	$(52,695)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$10,114,294	—	—

Total	$10,114,294	$—	$—

Other Financial Instruments**	—	(126,703)	—

Total	$—	$(126,703)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Written OTC Call Options

# of Contracts	Counterparty	Description	Expiration Date	Strike Price/Rate		Premiums Received	Value
43,477	Goldman Sachs	iShares MSCI EAFE Index Fund	07/27/09	46.00	USD	$53,477	$(51,638)
477	Goldman Sachs	Russell 2000 Index	07/27/09	513.22	USD	7,293	(6,397)
442	Goldman Sachs	S&P 400 MidCap Index	07/27/09	576.73	USD	7,138	(7,659)
2,748	Goldman Sachs	S&P 500 Index	07/27/09	918.90	USD	62,105	(61,009)

						$130,013	$(126,703)

		Total Premiums Received:	$130,013
		Total Liabilities for Call Options Written:	$126,703

For the six months ended June 30, 2009, net realized gain (loss) on written options and the net change in unrealized gain (loss) on written options can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into written options and the risks associated with this type of derivative, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

17

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AFOFGEOS	(0609-082809)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Portfolios, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2009

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 3, 2009